UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JNL/American Funds® Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 99.7%
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1 (a)	24,663	$236,761

Total Investment Companies (cost $219,687)		236,761

Total Investments - 99.7% (cost $219,687)		236,761
Other Assets and Liabilities, Net - 0.3%		605

Total Net Assets - 100.0%		$237,366

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 99.7%
American Funds Insurance Series - Global Bond Fund Class 1 (a)	12,715	$152,447

Total Investment Companies (cost $151,679)		152,447

Total Investments - 99.7% (cost $151,679)		152,447
Other Assets and Liabilities, Net - 0.3%		410

Total Net Assets - 100.0%		$152,857

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.7%
American Funds Insurance Series - Global Small Capitalization Fund Class 1	4,781	$104,661

Total Investment Companies (cost $96,645)		104,661

Total Investments - 100.7% (cost $96,645)		104,661
Other Assets and Liabilities, Net - (0.7%)		(679)

Total Net Assets - 100.0%		$103,982

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 99.4%
American Funds Insurance Series - Growth- Income Fund Class 1	7,239	$260,018

Total Investment Companies (cost $239,038)		260,018

Total Investments - 99.4% (cost $239,038)		260,018
Other Assets and Liabilities, Net - 0.6%		1,487

Total Net Assets - 100.0%		$261,505

	Shares/Par (p)	Value
JNL/American Funds International Fund
INVESTMENT COMPANIES - 99.8%
American Funds Insurance Series - International Fund Class 1	7,756	$144,104

Total Investment Companies (cost $133,323)		144,104

Total Investments - 99.8% (cost $133,323)		144,104
Other Assets and Liabilities, Net - 0.2%		312

Total Net Assets - 100.0%		$144,416

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 99.5%
American Funds Insurance Series - New World
Fund Class 1 (a)	7,418	$175,217

Total Investment Companies (cost $164,749)		175,217

Total Investments - 99.5% (cost $164,749)		175,217
Other Assets and Liabilities, Net - 0.5%		958

Total Net Assets - 100.0%		$176,175

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 99.7%
JNL/BlackRock Commodity Securities Fund (1.3%) (a)	1,272	$15,180
JNL/Goldman Sachs Emerging Markets Debt Fund (1.8%) (a)	1,037	14,439
JNL/Invesco Global Real Estate Fund (2.1%) (a)	1,623	14,087
JNL/Ivy Asset Strategy Fund (1.1%) (a)	1,206	14,369
JNL/Lazard Emerging Markets Fund (1.0%) (a)	1,207	14,456
JNL/Mellon Capital Management Bond Index Fund (15.5%) (a)	18,813	221,241
JNL/Mellon Capital Management Global Alpha Fund (6.2%) (a)	2,618	27,413
JNL/Mellon Capital Management International Index Fund (6.8%) (a)	6,506	83,994
JNL/Mellon Capital Management Nasdaq® 25 Fund (12.0%) (a)	2,384	28,650
JNL/Mellon Capital Management S&P® 24 Fund (20.3%) (a)	8,164	88,085
JNL/Mellon Capital Management S&P® SMid 60 Fund (12.6%) (a)	4,270	51,884
JNL/Mellon Capital Management Small Cap Index Fund (3.8%) (a)	2,207	30,014
JNL/Mellon Capital Management Value Line® 30 Fund (7.6%) (a)	4,724	65,007
JNL/PIMCO Real Return Fund (0.8%) (a)	1,142	14,078
JNL/PPM America High Yield Bond Fund (1.2%) (a)	2,022	14,049
JNL/Red Rocks Listed Private Equity Fund (2.0%) (a)	1,342	14,873

Total Investment Companies (cost $641,576)		711,819

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Total Investments - 99.7% (cost $641,576)		711,819
Other Assets and Liabilities, Net - 0.3%		2,100

Total Net Assets - 100.0%		$713,919

JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 99.8%
JNL/BlackRock Commodity Securities Fund (2.9%) (a)	2,923	$34,868
JNL/Goldman Sachs Emerging Markets Debt Fund (4.0%) (a)	2,354	32,770
JNL/Invesco Global Real Estate Fund (6.3%) (a)	4,902	42,554
JNL/Ivy Asset Strategy Fund (3.4%) (a)	3,659	43,583
JNL/Lazard Emerging Markets Fund (2.3%) (a)	2,740	32,820
JNL/Mellon Capital Management Bond Index Fund (16.9%) (a)	20,470	240,722
JNL/Mellon Capital Management Global Alpha Fund (18.8%) (a)	7,924	82,962
JNL/Mellon Capital Management International Index Fund (9.4%) (a)	9,022	116,477
JNL/Mellon Capital Management Nasdaq 25 Fund (13.6%) (a)	2,704	32,502
JNL/Mellon Capital Management S&P 24 Fund (28.1%) (a)	11,316	122,103
JNL/Mellon Capital Management S&P SMid 60 Fund (16.3%) (a)	5,535	67,252
JNL/Mellon Capital Management Small Cap Index Fund (4.3%) (a)	2,503	34,034
JNL/Mellon Capital Management Value Line 30 Fund (10.3%) (a)	6,351	87,387
JNL/PIMCO Real Return Fund (1.2%) (a)	1,725	21,274
JNL/PPM America High Yield Bond Fund (1.8%) (a)	3,066	21,311
JNL/Red Rocks Listed Private Equity Fund (9.2%) (a)	6,055	67,088

Total Investment Companies (cost $968,680)		1,079,707

Total Investments - 99.8% (cost $968,680)		1,079,707
Other Assets and Liabilities, Net - 0.2%		1,760

Total Net Assets - 100.0%		$1,081,467

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 99.2%
JNL/BlackRock Commodity Securities Fund (5.9%) (a)	5,818	$69,409
JNL/Goldman Sachs Emerging Markets Debt Fund (6.5%) (a)	3,840	53,448
JNL/Invesco Global Real Estate Fund (13.5%) (a)	10,511	91,236
JNL/Ivy Asset Strategy Fund (5.2%) (a)	5,603	66,738
JNL/Lazard Emerging Markets Fund (3.8%) (a)	4,470	53,547
JNL/Mellon Capital Management Bond Index Fund (16.2%) (a)	19,600	230,491
JNL/Mellon Capital Management Global Alpha Fund (31.6%) (a)	13,317	139,435
JNL/Mellon Capital Management International Index Fund (9.4%) (a)	9,037	116,669
JNL/Mellon Capital Management Nasdaq 25 Fund (11.1%) (a)	2,206	26,517

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 24 Fund (25.0%) (a)	10,068	108,639
JNL/Mellon Capital Management S&P SMid 60 Fund (16.6%) (a)	5,642	68,557
JNL/Mellon Capital Management Small Cap Index Fund (3.5%) (a)	2,041	27,756
JNL/Mellon Capital Management Value Line 30 Fund (9.4%) (a)	5,830	80,220
JNL/PIMCO Real Return Fund (1.4%) (a)	2,105	25,952
JNL/PPM America High Yield Bond Fund (3.4%) (a)	5,624	39,084
JNL/Red Rocks Listed Private Equity Fund (17.0%) (a)	11,152	123,563

Total Investment Companies (cost $1,185,553)		1,321,261

Total Investments - 99.2% (cost $1,185,553)		1,321,261
Other Assets and Liabilities, Net - 0.8%		10,194

Total Net Assets - 100.0%		$1,331,455

JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 99.8%
JNL/BlackRock Commodity Securities Fund (4.8%) (a)	4,786	$57,100
JNL/Goldman Sachs Emerging Markets Debt Fund (5.6%) (a)	3,300	45,938
JNL/Invesco Global Real Estate Fund (10.6%) (a)	8,259	71,689
JNL/Ivy Asset Strategy Fund (5.0%) (a)	5,397	64,271
JNL/Lazard Emerging Markets Fund (3.3%) (a)	3,842	46,026
JNL/Mellon Capital Management Bond Index Fund (5.6%) (a)	6,742	79,279
JNL/Mellon Capital Management Global Alpha Fund (31.7%) (a)	13,340	139,673
JNL/Mellon Capital Management International Index Fund (5.0%) (a)	4,831	62,368
JNL/Mellon Capital Management Nasdaq 25 Fund (7.6%) (a)	1,516	18,225
JNL/Mellon Capital Management S&P 24 Fund (15.0%) (a)	6,054	65,322
JNL/Mellon Capital Management S&P SMid 60 Fund (9.1%) (a)	3,101	37,680
JNL/Mellon Capital Management Small Cap Index Fund (2.4%) (a)	1,402	19,069
JNL/Mellon Capital Management Value Line 30 Fund (4.3%) (a)	2,670	36,745
JNL/PIMCO Real Return Fund (1.0%) (a)	1,452	17,897
JNL/PPM America High Yield Bond Fund (3.1%) (a)	5,144	35,753
JNL/Red Rocks Listed Private Equity Fund (15.6%) (a)	10,221	113,251

Total Investment Companies (cost $819,972)		910,286

Total Investments - 99.8% (cost $819,972)		910,286
Other Assets and Liabilities, Net - 0.2%		1,989

Total Net Assets - 100.0%		$912,275

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Fund
COMMON STOCKS - 46.2%
ENERGY - 41.1%
Anadarko Petroleum Corp.	131	$10,760
Apache Corp.	171	22,386
Arch Coal Inc.	29	1,042
Baker Hughes Inc.	102	7,505
Berry Petroleum Co. - Class A	71	3,585
Brigham Exploration Co. (c)	207	7,709
Cabot Oil & Gas Corp. - Class A	97	5,149
Cameron International Corp. (c)	183	10,445
Canadian Natural Resources Ltd.	193	9,554
Carrizo Oil & Gas Inc. (c)	63	2,317
Cenovus Energy Inc.	127	5,010
Chevron Corp.	146	15,686
Cimarex Energy Co.	48	5,549
CNOOC Ltd. - ADR (e)	28	7,088
Coastal Energy Co. (c)	64	419
ConocoPhillips	117	9,336
Consol Energy Inc.	50	2,703
Crew Energy Inc. (c)	255	4,627
Denbury Resources Inc. (c)	49	1,194
Devon Energy Corp.	178	16,336
Dresser-Rand Group Inc. (c)	192	10,275
Dril-Quip Inc. (c)	80	6,344
EnCana Corp. (e)	126	4,351
EOG Resources Inc.	204	24,157
EQT Corp.	98	4,898
EXCO Resources Inc.	99	2,048
Exxon Mobil Corp.	188	15,798
FMC Technologies Inc. (c)	146	13,760
Forest Oil Corp. (c)	46	1,742
Halliburton Co.	186	9,264
Helmerich & Payne Inc.	100	6,883
Hess Corp.	88	7,534
Husky Energy Inc.	95	2,892
Marathon Oil Corp.	145	7,752
MEG Energy Corp. (c)	45	2,275
Murphy Oil Corp.	243	17,871
Nabors Industries Ltd. (c)	109	3,317
National Oilwell Varco Inc.	237	18,760
Newfield Exploration Co. (c)	72	5,496
Nexen Inc.	90	2,246
Niko Resources Ltd.	20	1,957
Noble Corp.	145	6,631
Noble Energy Inc.	84	8,106
Occidental Petroleum Corp.	139	14,536
Pan Orient Energy Corp. (c)	116	826
Paramount Resources Ltd. - Class A (c)	37	1,297
Peabody Energy Corp.	128	9,181
PetroBakken Energy Ltd. (e)	50	945
PetroHawk Energy Corp. (c)	44	1,076
Petroleo Brasileiro SA - Petrobras - ADR	106	4,272
Pioneer Natural Resources Co.	60	6,123
Pride International Inc. (c)	140	5,997
Progress Energy Resources Corp.	146	2,102
Range Resources Corp.	150	8,756
Rowan Cos. Inc. (c)	51	2,242
Saipem SpA	126	6,705
Schlumberger Ltd.	140	13,084
Southwestern Energy Co. (c)	96	4,110
Subsea 7 SA - ADR	63	1,604
Suncor Energy Inc.	342	15,339
Talisman Energy Inc.	610	15,094
Technip SA - ADR	189	5,023
Tesco Corp. (c)	79	1,728

	Shares/Par (p)	Value
Total SA - ADR	106	6,447
Transocean Ltd. (c)	135	10,518
Trican Well Service Ltd.	73	1,652
Uranium Energy Corp. (c) (q)	366	1,459
Valero Energy Corp.	72	2,145
Weatherford International Ltd. (c)	123	2,775
Whiting Petroleum Corp. (c)	101	7,382
Williams Cos. Inc.	53	1,638

		486,813
INDUSTRIALS - 0.0%
Aegean Marine Petroleum Network Inc.	55	451
MATERIALS - 5.1%
Aluminum Corp. of China Ltd. - ADR (c) (e)	143	3,396
Barrick Gold Corp.	54	2,830
BHP Billiton Ltd.	61	2,935
EI Du Pont de Nemours & Co.	52	2,834
Eldorado Gold Corp.	428	6,980
Fibria Celulose SA - ADR (c)	66	1,076
First Quantum Minerals Ltd. (e)	42	5,373
Franco-Nevada Corp.	67	2,471
Gammon Gold Inc. (c)	130	1,349
Goldcorp Inc.	133	6,625
HudBay Minerals Inc.	184	2,996
Inmet Mining Corp.	11	770
Newcrest Mining Ltd.	151	6,216
Newmont Mining Corp.	8	452
Praxair Inc.	19	1,943
Southern Copper Corp.	147	5,929
Vale SA - ADR	178	5,952

		60,127

Total Common Stocks (cost $416,337)		547,391

WARRANTS - 0.0%
Uranium Energy Corp. (c) (f) (q)	183	92

Total Warrants (cost $0)		92

COMMODITY INDEXED STRUCTURED NOTES - 19.4%
Bank of America Corp., Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note - Series DJUB, 0.17%, 08/07/11 (f) (i)	$7,000	12,834
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.01%, 08/18/11 (f) (i)	10,000	21,052
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.01%, 10/24/11 (f) (i)	10,000	17,333
Citigroup, Dow Jones-UBS Commodity Index Total Return linked note, 0.28%, 12/22/11 (f) (i)	28,000	39,578
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 11/17/11 (f) (i)	6,000	8,734
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/07/11 (f) (i)	16,000	22,734
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 03/14/12 (f) (i)	5,000	5,567
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 04/09/12 (f) (i)	6,000	6,187

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.27%, 08/19/11 (f) (i) (r)	10,000	20,424
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.31%, 02/13/12 (f) (i)	31,000	37,202
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.24%, 12/30/11 (f) (i)	7,500	11,292
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 01/23/12 (f) (i)	5,000	6,348
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 02/21/12 (f) (i)	5,000	5,794
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 04/06/12 (f) (i)	10,000	10,192
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.24%, 04/23/12 (f) (i) (r)	5,000	5,176

Total Commodity Indexed Structured Notes (cost $161,500)		230,447

SHORT TERM INVESTMENTS - 35.4%
Investment Company - 6.9%
JNL Money Market Fund, 0.08% (a) (h)	81,206	81,206
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	15,284	15,284
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	371	362

		15,646
Treasury Securities - 27.2%
U.S. Treasury Bill
0.09%, 06/23/11	$60,000	59,988
0.11%, 07/07/11	263,050	262,978

		322,966

Total Short Term Investments (cost $419,824)		419,818

Total Investments - 101.0% (cost $997,661)		1,197,748
Other Assets and Liabilities, Net - (1.0%)		(12,285)

Total Net Assets - 100.0%		$1,185,463

JNL/BlackRock Global Allocation Fund
INVESTMENT COMPANIES - 100.2%
Blackrock Global Allocation Portfolio (a)	18,652	$300,863

Total Investment Companies (cost $291,584)		300,863

Total Investments - 100.2% (cost $291,584)		300,863
Other Assets and Liabilities, Net - (0.2%)		(505)

Total Net Assets - 100.0%		$300,358

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 64.1%
CONSUMER DISCRETIONARY - 7.4%
Anhanguera Educacional Participacoes SA	29	$698
Berkeley Group Holdings Plc (c)	12	199
CBS Corp. - Class B	61	1,522
Coach Inc.	11	552

	Shares/Par (p)	Value
Comcast Corp. - Class A	68	1,671
Daimler AG (c)	52	3,702
Denso Corp.	64	2,120
Discovery Communications Inc. - Class A (c)	24	950
DreamWorks Animation SKG Inc. - Class A (c)	10	265
DSG International Plc (c)	1,268	256
Gannett Co. Inc.	132	2,004
GKN Plc	557	1,794
Hennes & Mauritz AB - Class B	18	581
Home Depot Inc.	20	730
Hyundai Mobis	3	803
Indorama Ventures PCL (q)	98	170
Li & Fung Ltd.	96	492
Li Ning Co. Ltd.	69	115
Lowe’s Cos. Inc.	10	256
Mazda Motor Corp.	39	86
McDonald’s Corp.	3	228
Nike Inc. - Class B	8	628
SES SA - FDR - Class A	69	1,788
Shimamura Co. Ltd.	5	449
Target Corp.	59	2,961
Time Warner Cable Inc.	4	293
TRW Automotive Holdings Corp. (c)	2	105
Urban Outfitters Inc. (c)	39	1,160
Urbi Desarrollos Urbanos SAB DE CV (c)	47	110
Virgin Media Inc.	11	292
Walt Disney Co.	16	689

		27,669
CONSUMER STAPLES - 3.7%
Ajinomoto Co. Inc.	88	917
Avon Products Inc.	12	333
Coca-Cola Amatil Ltd.	28	335
Colgate-Palmolive Co.	9	719
Danone SA	33	2,186
General Mills Inc.	2	66
Hypermarcas SA (c)	83	1,097
Imperial Tobacco Group Plc	16	504
Kraft Foods Inc. - Class A	6	201
Magnit OJSC - GDR	20	606
Nestle SA	22	1,260
Organizacion Soriana SAB de CV (e)	57	202
PepsiCo Inc.	5	290
Pernod-Ricard SA (e)	16	1,470
Philip Morris International Inc.	11	702
Procter & Gamble Co.	6	364
Tesco Plc	237	1,451
United Spirits Ltd.	60	1,376

		14,079
ENERGY - 8.3%
Anadarko Petroleum Corp.	21	1,753
Baker Hughes Inc.	13	940
BG Group Plc	102	2,535
Cairn Energy Plc (c)	104	770
Cameco Corp. (e)	83	2,490
Canadian Natural Resources Ltd.	7	346
Cenovus Energy Inc.	43	1,687
Chevron Corp.	8	806
China Shenhua Energy Co. Ltd. - Class H	84	394
EnCana Corp. (e)	23	792
EnCana Corp.	9	314
Fugro NV	3	307
Gazprom OAO - ADR	31	1,007
Halliburton Co.	60	2,976
Noble Energy Inc.	26	2,474
Oil Search Ltd.	30	217
QGEP Participacoes SA (c) (q)	17	238

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Reliance Industries Ltd.	23	550
Repsol YPF SA	54	1,838
Royal Dutch Shell Plc - Class A	24	862
Sasol Ltd.	28	1,626
Schlumberger Ltd.	34	3,171
SeaDrill Ltd.	11	383
TMK OAO - GDR (c)	6	123
Transocean Ltd. (c)	4	296
Tullow Oil Plc	31	720
Uranium One Inc.	30	118
Weatherford International Ltd. (c)	66	1,489
YPF SA - ADR - Class D	4	156

		31,378
FINANCIALS - 11.5%
ACE Ltd.	3	201
Agricultural Bank of China - Class H (c) (q)	863	489
AIA Group Ltd. (c) (q)	768	2,364
Allianz SE	4	493
Allstate Corp.	49	1,560
AON Corp.	8	429
Arthur J Gallagher & Co.	27	812
Azrieli Group (c)	23	690
Banco Bradesco SA - ADR (e)	50	1,029
Banco Espirito Santo SA (e)	103	422
Banco Santander SA	87	1,011
Bank Mandiri Persero Tbk PT (q)	501	391
Bank of China Ltd. - Class H	914	509
Bank of New York Mellon Corp.	3	90
Barclays Plc	408	1,817
BB&T Corp.	12	338
BNP Paribas SA (q)	11	820
Charles Schwab Corp.	69	1,251
CIMB Group Holdings Bhd	356	965
DBS Group Holdings Ltd.	20	235
Deutsche Boerse AG	11	838
DLF Ltd.	345	2,077
First Pacific Co. Ltd.	188	168
Goldman Sachs Group Inc.	8	1,252
Grupo Financiero Inbursa SA	440	2,026
Hana Financial Group Inc.	15	636
HDFC Bank Ltd.	20	1,031
HSBC Holdings Plc	305	3,162
ICICI Bank Ltd.	5	128
Industrial & Commercial Bank of China - Class H	1,542	1,280
Intact Financial Corp.	3	150
Itau Unibanco Holding SA - ADR	10	252
JPMorgan Chase & Co.	15	701
Kotak Mahindra Bank Ltd.	50	517
Link Real Estate Investment Trust	166	520
Macquarie Group Ltd.	32	1,223
Mitsui Fudosan Co. Ltd.	35	578
NYSE Euronext	7	236
Plum Creek Timber Co. Inc.	12	519
Powszechny Zaklad Ubezpieczen SA	6	790
Progressive Corp.	35	742
Sampo Oyj - Class A (e)	28	899
Sberbank - GDR (e)	7	3,070
SinoPac Financial Holdings Co. Ltd.	964	434
Sumitomo Mitsui Financial Group Inc.	12	361
Swire Pacific Ltd. - Class A	27	396
UBS AG (c)	65	1,164
UniCredit SpA (q)	369	911
Vienna Insurance Group	4	234
VTB Bank OJSC - GDR	25	175

	Shares/Par (p)	Value
Wharf Holdings Ltd.	140	963

		43,349
HEALTH CARE - 4.5%
Allergan Inc.	7	490
AMERIGROUP Corp. (c)	6	392
Baxter International Inc.	14	753
Bayer AG	20	1,579
Cerner Corp. (c)	17	1,868
CSL Ltd.	39	1,438
Novo-Nordisk A/S - Class B	8	1,043
Pharmasset Inc. (c)	32	2,487
Roche Holding AG	16	2,251
Shire Plc	96	2,783
Shire Plc - ADR (e)	4	322
Sonova Holding AG	4	322
Sysmex Corp.	30	1,054

		16,782
INDUSTRIALS - 6.8%
Adani Enterprises Ltd.	43	648
Andritz AG (e)	9	831
Assa Abloy AB - Class B	46	1,308
Bilfinger Berger SE	11	969
CAE Inc.	24	321
China High Speed Transmission Equipment Group Co. Ltd.	108	173
China Railway Construction Corp. Ltd. - Class H	198	206
China Railway Group Ltd. - Class H	661	427
Cia de Concessoes Rodoviarias	33	964
Danaher Corp.	21	1,069
DP World Ltd.	190	113
Emerson Electric Co.	4	240
Empresas ICA SAB de CV (c) (e)	44	99
Fanuc Ltd.	6	832
FedEx Corp.	13	1,226
Harbin Power Equipment Co. Ltd.	554	573
Hyundai Engineering & Construction Co. Ltd.	3	252
IESI-BFC Ltd.	12	297
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c)	112	177
Jacobs Engineering Group Inc. (c)	20	1,018
Jardine Matheson Holdings Ltd.	6	285
Kurita Water Industries Ltd.	41	1,218
Mills Estruturas e Servicos de Engenharia SA	4	42
Mitsubishi Corp.	16	441
Mitsui OSK Lines Ltd.	119	685
Nielsen Holdings NV (c)	18	492
Norfolk Southern Corp.	29	2,016
Sany Heavy Equipment International Holdings Co. Ltd. (e)	508	835
Schneider Electric SA	6	1,099
Siemens AG	24	3,325
SMC Corp.	4	609
Sumitomo Corp.	131	1,875
Sumitomo Electric Industries Ltd.	17	232
United Technologies Corp.	9	796

		25,693
INFORMATION TECHNOLOGY - 11.1%
	122	153
Akamai Technologies Inc. (c)	5	194
Apple Inc. (c)	3	1,011
ASML Holding NV (c)	52	2,280
Autonomy Corp. Plc (c)	17	426
Broadcom Corp. - Class A (c)	51	2,012
Canon Inc.	16	679

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Cisco Systems Inc.	13	226
Daum Communications Corp.	4	335
Delta Electronics Inc.	200	792
First Solar Inc. (c) (e)	4	708
Flextronics International Ltd. (c)	36	267
Genpact Ltd. (c)	82	1,184
Google Inc. - Class A (c)	5	2,697
HON HAI Precision Industry Co. Ltd.	17	59
HON HAI Precision Industry Co. Ltd. - GDR	35	249
Hynix Semiconductor Inc.	5	138
Ibiden Co. Ltd.	16	490
International Business Machines Corp.	16	2,609
Juniper Networks Inc. (c)	104	4,372
Keyence Corp.	1	266
KLA-Tencor Corp.	44	2,070
MasterCard Inc.	1	176
Maxim Integrated Products Inc.	35	901
Microchip Technology Inc. (e)	8	304
Murata Manufacturing Co. Ltd.	40	2,844
Nintendo Co. Ltd.	8	2,188
Oracle Corp.	35	1,178
Oracle Corp. Japan	5	221
Premier Farnell Plc	54	234
QUALCOMM Inc.	36	1,979
Redecard SA	6	85
Samsung Electronics Co. Ltd.	2	1,827
Samsung Electronics Co. Ltd. - GDR	1	311
SAP AG	28	1,739
Suntech Power Holdings Co. Ltd. - ADR (c) (e)	23	229
TDK Corp.	4	236
Trend Micro Inc.	38	1,001
Visa Inc. - Class A	14	994
Wintek Corp. (c)	355	629
Wintek Corp. - ADR (c) (q)	45	401
Yahoo! Japan Corp. (e)	3	1,000

		41,694
MATERIALS - 6.1%
Air Liquide	4	551
Allegheny Technologies Inc.	32	2,174
Alumina Ltd.	446	1,135
Anglo American Plc	10	489
AngloGold Ashanti Ltd.	5	226
Barrick Gold Corp.	23	1,189
Centerra Gold Inc.	13	237
Cliffs Natural Resources Inc.	10	983
CRH Plc	38	869
Evraz Group SA - GDR (c)	4	145
Harmony Gold Mining Co. Ltd	9	125
Harmony Gold Mining Co. Ltd. - ADR (e)	21	305
HeidelbergCement AG	3	182
Holcim Ltd.	10	745
Indocement Tunggal Prakarsa Tbk PT	9	17
Inmet Mining Corp.	9	647
Ivanhoe Mines Ltd. (c)	13	369
Labrador Iron Ore Royalty Corp.	8	676
Lee & Man Paper Manufacturing Ltd.	738	505
LG Chem Ltd.	3	1,354
LG Chem Ltd. - GDR (c) (q)	2	335
Monsanto Co.	41	2,984
Petra Diamonds Ltd. (c)	98	251
Rio Tinto Plc	6	408
Sappi Ltd. (c)	124	658
Semen Gresik Persero Tbk PT	473	494
Shin-Etsu Chemical Co. Ltd.	3	154
Stora Enso Oyj - Class R (c)	22	262
Sumitomo Chemical Co. Ltd. (e)	287	1,432
Syngenta AG	7	2,132

	Shares/Par (p)	Value
United Co. RUSAL Plc (c)	144	249
Vale SA - ADR	3	74
Xstrata Plc	19	451

		22,807
TELECOMMUNICATION SERVICES - 3.6%
American Tower Corp. - Class A (c)	41	2,109
AT&T Inc.	25	777
France Telecom SA	7	168
Koninklijke KPN NV	55	937
Magyar Telekom Telecommunications Plc	63	198
Maxis Bhd	136	242
MTN Group Ltd.	13	262
Rostelecom OJSC - ADR (e)	1	42
SK Telecom Co. Ltd. - ADR	12	230
SoftBank Corp.	95	3,792
Tele Norte Leste Participacoes SA	2	48
Telefonos de Mexico SAB de CV	50	46
Telefonos de Mexico SAB de CV - ADR (e)	48	882
Telekomunikacja Polska SA	150	927
Telstra Corp. Ltd.	268	783
TELUS Corp.	5	262
Verizon Communications Inc.	38	1,449
Vodafone Group Plc	207	585

		13,739
UTILITIES - 1.1%
Cia Paranaense de Energia - ADR	4	100
Edison International	4	154
GDF Suez	49	1,991
Hong Kong & China Gas Co. Ltd.	215	516
National Grid Plc	25	237
Veolia Environnement	34	1,043

		4,041

Total Common Stocks (cost $198,564)		241,231

PREFERRED STOCKS - 0.4%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (f) (q)	7	—
MATERIALS - 0.0%
Vale SA, Class A	6	174
TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	20	346
UTILITIES - 0.3%
Cia Energetica de Sao Paulo, Class B	52	980

Total Preferred Stocks (cost $1,048)		1,500

CORPORATE BONDS AND NOTES - 7.1%
CONSUMER DISCRETIONARY - 0.7%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	212
AMC Entertainment Inc., 8.75%, 06/01/19 (e)	300	325
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	418
Comcast Corp., 5.88%, 02/15/18	250	276
Michaels Stores Inc., 7.75%, 11/01/18 (e) (q)	250	255
Nextel Communications Inc., 7.38%, 08/01/15 (e)	300	301
Time Warner Inc., 5.88%, 11/15/16	450	502
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	215

		2,504

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	745
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	420
Tesco Plc, 5.50%, 01/13/33, GBP	300	481

		1,646
ENERGY - 0.1%
Petrobras International Finance Co., 6.88%, 01/20/40 (e)	85	89
TransCanada Pipelines Ltd., 6.50%, 08/15/18	350	408

		497
FINANCIALS - 3.3%
Bank of America Corp., 5.75%, 12/01/17	480	506
Barclays Bank Plc, 5.13%, 01/08/20	285	290
BNP Paribas SA, 5.00%, 01/15/21	500	505
CIT Group Inc., 7.00%, 05/01/15 (e)	800	807
Depfa ACS Bank, 3.25%, 02/15/12, EUR	550	773
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	310
Eurohypo AG, 4.50%, 01/21/13, EUR	100	147
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	375	426
Goldman Sachs Group Inc., 5.38%, 03/15/20	300	305
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (q)	300	315
JPMorgan Chase & Co., 4.40%, 07/22/20	625	604
Liberty Mutual Group Inc., 7.50%, 08/15/36 (q)	350	374
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	674
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	326
Morgan Stanley, 5.75%, 01/25/21	450	454
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23 (i), EUR	150	225
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	413
ProLogis, 7.38%, 10/30/19	600	679
Rodamco Europe Finance BV, 3.75%, 12/12/12, EUR	200	289
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	355
6.93%, 04/09/18, EUR	550	764
Societe Generale S.A.
3.50%, 01/15/16 (e) (q)	750	740
5.75%, 04/20/16 (q)	150	156
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	324
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	230
UBS AG, 5.75%, 04/25/18	250	269
UBS AG Stamford, 5.88%, 12/20/17	175	191
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	570
5.50%, 06/27/17, GBP	150	249

		12,270
HEALTH CARE - 0.6%
HCA Inc.
6.38%, 01/15/15	300	306
9.25%, 11/15/16	75	81
Merck & Co Inc., 5.38%, 10/01/14, EUR	350	532
Merck & Co. Inc., 6.00%, 09/15/17	475	548
Pfizer Inc., 6.20%, 03/15/19	400	461
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	453

		2,381
INDUSTRIALS - 0.2%
TransDigm Inc., 7.75%, 12/15/18 (e) (q)	400	429
Volvo AB, 5.00%, 05/31/17, EUR	150	220

		649

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.3%
First Data Corp.
9.88%, 09/24/15	23	24
8.25%, 01/15/21 (e) (q)	500	499
12.63%, 01/15/21 (q)	201	218
8.75%, 01/15/22 (e) (q)	100	99
NXP BV, 7.88%, 10/15/14	200	208

		1,048
MATERIALS - 0.1%
Georgia Gulf Corp., 9.00%, 01/15/17 (q)	300	329
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 2.50%, 08/15/15	600	596
AT&T Wireless Services Inc, 8.13%, 05/01/12 (e)	250	269
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	294
Telecom Italia Finance SA, 7.75%, 01/24/33, EUR	150	227
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	246
Vodafone Group Plc, 4.75%, 06/14/16, EUR	350	519

		2,151
UTILITIES - 0.8%
Abu Dhabi National Energy Co., 6.17%,
10/25/17	300	314
AES Corp., 7.75%, 10/15/15	125	135
AES Panama SA, 6.35%, 12/21/16 (q)	300	319
Dubai Electricity & Water Authority
6.38%, 10/21/16 (q)	100	101
7.38%, 10/21/20 (q)	125	121
E.ON International Finance BV, 5.80%, 04/30/18 (q)	500	556
Edison Mission Energy, 7.75%, 06/15/16 (e)	150	127
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	525	533
National Grid Plc, 6.30%, 08/01/16 (e)	300	341
Veolia Environnement, 5.25%, 06/03/13	525	562

		3,109

Total Corporate Bonds and Notes (cost $25,701)		26,584

GOVERNMENT AND AGENCY OBLIGATIONS - 25.0%
GOVERNMENT SECURITIES - 22.1%
Sovereign - 15.4%
Argentine Republic Government International
Bond, 5.83%, 12/31/33, ARS	350	141
Brazil Notas do Tesouro Nacional - Series B, 6.00%, 05/15/17, BRL	580	722
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	3,600	4,970
Canadian Government Bond 4.50%, 06/01/15, CAD	1,500	1,668
4.25%, 06/01/18, CAD	300	333
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	157
9.85%, 06/28/27, COP	485,000	312
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	655
Denmark Government Bond, 5.00%, 11/15/13, DKK	11,975	2,442
Dominican Republic International Bond, 8.63%, 04/20/27 (q)	150	158
France Government Bond, 4.25%, 10/25/23, EUR	300	441
German Treasury Bond, 4.00%, 01/04/37, EUR	100	144

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Hungary Government International Bond
5.50%, 02/12/14, HUF	100,000	520
7.63%, 03/29/41	100	100
Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	32
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	4,000,000	492
10.75%, 05/15/16, IDR	145,000	19
12.80%, 06/15/21, IDR	495,000	75
Italy Buoni Poliennali Del Tesoro
5.00%, 02/01/12, EUR	825	1,200
4.50%, 03/01/19, EUR	350	497
Japan Government Bond
1.40%, 03/20/12, JPY	50,000	608
1.70%, 09/20/17, JPY	325,000	4,151
1.00%, 09/20/20, JPY	200,000	2,367
2.30%, 12/20/35, JPY	50,000	619
Korea Treasury Bond, 4.25%, 09/10/14, KRW	2,150,000	1,973
Malaysia Government Bond, 5.09%, 04/30/14, MYR	8,825	3,056
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,670
7.75%, 12/14/17, MXN	3,800	330
Netherlands Government Bond, 3.25%, 07/15/15, EUR	1,250	1,816
Philippine Government Bond, 4.95%, 01/15/21	12,000	271
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,870
5.25%, 10/25/17, PLN	3,000	1,016
6.38%, 07/15/19	650	723
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	2,050	2,168
Republic of Argentina
8.28%, 12/31/33	390	348
2.28%, 12/15/35 (i)	725	117
Republic of Deutschland
3.75%, 07/04/13, EUR	250	369
4.25%, 07/04/14 - 07/04/18 , EUR	4,195	6,363
3.25%, 07/04/15, EUR	825	1,205
4.75%, 07/04/34, EUR	950	1,518
Republic of Hungary, 6.25%, 01/29/20	400	407
Republic of Iraq, 5.80%, 01/15/28	500	459
Republic of Turkey, 7.50%, 11/07/19	150	175
Republic of Venezuela, 9.38%, 01/13/34	300	204
Singapore Government Bond, 3.75%, 09/01/16, SGD	1,950	1,736
Sweden Government Bond, 6.75%, 05/05/14 (e), SEK	15,750	2,783
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	58
3.63%, 05/22/15, THB	7,150	239
Turkey Government International Bond
16.00%, 03/07/12 - 08/28/13 , TRY	350	256
6.75%, 05/30/40	150	156
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	327
4.00%, 09/07/16, GBP	300	511
4.50%, 03/07/19, GBP	375	646
5.00%, 03/07/25, GBP	400	704
4.75%, 12/07/38, GBP	350	598
Venezuela Government International Bond, 9.25%, 09/15/27	200	147

		58,050
Treasury Inflation Index Securities - 0.5%
Republic of Turkey Treasury Inflation Indexed
Note, 10.00%, 02/15/12 (n), TRY	306	212

	Shares/Par (p)	Value
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,490	1,635

		1,847
U.S. Treasury Securities - 6.2%
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,126
4.38%, 02/15/38	1,650	1,623
U.S. Treasury Note
0.75%, 05/31/12	1,000	1,004
2.75%, 02/28/13	2,650	2,751
4.25%, 08/15/13	4,025	4,336
4.25%, 11/15/13 (e)	1,750	1,895
1.38%, 11/30/15, TBA (g)	3,500	3,389
3.50%, 02/15/18 - 05/15/20	6,900	7,088

		23,212
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 2.9%
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
3.50%, 12/01/25	1,450	1,456
4.50%, 04/01/34, TBA (g)	1,750	1,781
5.50%, 04/12/36, TBA (g)	1,716	1,835
6.00%, 07/01/38	1,148	1,251
5.00%, 04/01/39	750	786
4.00%, 02/01/41	2,275	2,241
4.00%, 04/15/41, TBA (g)	1,800	1,770

Total Government and Agency Obligations (cost $91,455)		94,229

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 3.7%
JNL Money Market Fund, 0.08% (a) (h)	14,098	14,098
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	18,597	18,597
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	640	625

		19,222

Total Short Term Investments (cost $33,335)		33,320

Total Investments - 105.4% (cost $350,103)		396,864
Other Assets and Liabilities, Net - (5.4%)		(20,384)

Total Net Assets - 100.0%		$376,480

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 7.8%
Comcast Corp. - Class A	104	$2,578
Daimler AG (c)	35	2,482
Denso Corp.	53	1,772
Discovery Communications Inc. - Class A (c)	23	918
DreamWorks Animation SKG Inc. - Class A (c)	50	1,385
Gannett Co. Inc.	57	874
GKN Plc	313	1,008
Lowe’s Cos. Inc.	71	1,871
Mazda Motor Corp.	357	785
McDonald’s Corp.	24	1,819
Nike Inc. - Class B	16	1,226

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Shimamura Co. Ltd.	13	1,154
Target Corp.	45	2,256
Time Warner Cable Inc.	28	1,976
TRW Automotive Holdings Corp. (c)	17	920
Urban Outfitters Inc. (c)	35	1,056
Virgin Media Inc.	57	1,576

		25,656
CONSUMER STAPLES - 7.2%
Ajinomoto Co. Inc.	111	1,157
Avon Products Inc.	49	1,333
Coca-Cola Amatil Ltd. (e)	241	2,931
Danone SA	53	3,438
General Mills Inc.	15	563
Imperial Tobacco Group Plc	84	2,589
Kraft Foods Inc. - Class A	60	1,879
PepsiCo Inc.	30	1,932
Pernod-Ricard SA	46	4,305
Philip Morris International Inc.	22	1,437
Procter & Gamble Co.	37	2,279

		23,843
ENERGY - 14.3%
BG Group Plc	344	8,559
Cairn Energy Plc (c)	361	2,675
Cameco Corp. (e)	44	1,317
Canadian Natural Resources Ltd.	42	2,091
Cenovus Energy Inc.	87	3,449
Chevron Corp.	48	5,146
China Shenhua Energy Co. Ltd. - Class H (e)	530	2,497
EnCana Corp.	46	1,599
Gazprom OAO - ADR	98	3,186
Halliburton Co.	57	2,836
Oil Search Ltd. (e)	279	2,056
Reliance Industries Ltd.	33	783
Royal Dutch Shell Plc - Class A	118	4,285
Schlumberger Ltd.	20	1,865
SeaDrill Ltd.	34	1,214
Transocean Ltd. (c)	15	1,154
Tullow Oil Plc	36	828
Weatherford International Ltd. (c)	76	1,727

		47,267
FINANCIALS - 17.3%
AIA Group Ltd. (c) (q)	851	2,619
Allstate Corp.	62	1,958
AON Corp.	45	2,378
Banco Espirito Santo SA (e)	430	1,762
Bank Mandiri Persero Tbk PT (q)	1,052	821
Bank of China Ltd. - Class H	5,185	2,886
Bank of New York Mellon Corp.	26	765
Barclays Plc	453	2,017
BB&T Corp.	24	662
BNP Paribas SA (q)	27	1,993
Charles Schwab Corp.	91	1,648
CIMB Group Holdings Bhd	375	1,014
DBS Group Holdings Ltd.	123	1,427
Deutsche Boerse AG	24	1,845
DLF Ltd.	87	522
Goldman Sachs Group Inc.	16	2,551
Grupo Financiero Inbursa SA	189	872
Hana Financial Group Inc.	46	2,002
HSBC Holdings Plc	267	2,745
Industrial & Commercial Bank of China - Class H	3,605	2,994
Intact Financial Corp.	24	1,254
Itau Unibanco Holding SA - ADR	50	1,200
JPMorgan Chase & Co.	37	1,710

	Shares/Par (p)	Value
Link Real Estate Investment Trust	1,087	3,401
Mitsui Fudosan Co. Ltd.	43	710
NYSE Euronext	43	1,516
Progressive Corp.	88	1,864
Sampo Oyj (e)	74	2,370
Sumitomo Mitsui Financial Group Inc.	69	2,139
UBS AG (c)	141	2,537
Wharf Holdings Ltd.	429	2,960

		57,142
HEALTH CARE - 8.3%
Allergan Inc.	50	3,515
AMERIGROUP Corp. (c)	32	2,050
Bayer AG	39	3,065
Cerner Corp. (c)	21	2,369
CSL Ltd.	59	2,190
Novo-Nordisk A/S - Class B	25	3,129
Pharmasset Inc. (c)	35	2,778
Roche Holding AG	12	1,759
Shire Plc	139	4,044
Sonova Holding AG	16	1,392
Sysmex Corp.	26	912

		27,203
INDUSTRIALS - 8.2%
Assa Abloy AB - Class B	101	2,901
China Railway Construction Corp. Ltd. - Class H	647	672
China Railway Group Ltd. - Class H	1,172	756
Cia de Concessoes Rodoviarias	43	1,255
Danaher Corp.	65	3,363
Emerson Electric Co.	19	1,081
FedEx Corp.	23	2,152
Jardine Matheson Holdings Ltd.	39	1,746
Kurita Water Industries Ltd.	29	854
Mitsui OSK Lines Ltd.	308	1,774
Nielsen Holdings NV (c)	46	1,262
Norfolk Southern Corp.	23	1,621
Schneider Electric SA	16	2,798
Siemens AG	14	1,987
Sumitomo Corp.	103	1,477
Sumitomo Electric Industries Ltd.	85	1,179

		26,878
INFORMATION TECHNOLOGY - 14.9%
Apple Inc. (c)	9	3,032
ASML Holding NV (c)	66	2,917
ASML Holding NV - NYS (c)	10	441
Autonomy Corp. Plc (c)	50	1,272
Canon Inc.	29	1,266
Cisco Systems Inc.	15	259
Delta Electronics Inc.	268	1,062
First Solar Inc. (c) (e)	4	692
Flextronics International Ltd. (c)	216	1,616
Google Inc. - Class A (c)	4	2,110
Ibiden Co. Ltd. (e)	31	982
International Business Machines Corp.	19	3,033
Juniper Networks Inc. (c)	54	2,268
Keyence Corp.	8	1,925
KLA-Tencor Corp.	22	1,018
MasterCard Inc.	6	1,611
Maxim Integrated Products Inc.	126	3,233
Murata Manufacturing Co. Ltd.	21	1,498
Nintendo Co. Ltd.	5	1,270
Oracle Corp.	73	2,439
Premier Farnell Plc	195	848
QUALCOMM Inc.	71	3,865
Samsung Electronics Co. Ltd.	2	1,285

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Samsung Electronics Co. Ltd. - GDR	6	2,558
SAP AG	34	2,083
TDK Corp.	28	1,678
Trend Micro Inc.	46	1,220
Visa Inc. - Class A	22	1,620

		49,101
MATERIALS - 11.8%
Air Products & Chemicals Inc.	18	1,659
Allegheny Technologies Inc.	32	2,187
Anglo American Plc	56	2,891
Barrick Gold Corp.	28	1,438
Cliffs Natural Resources Inc.	33	3,224
CRH Plc	45	1,021
HeidelbergCement AG	15	1,048
Holcim Ltd.	18	1,367
Inmet Mining Corp.	37	2,629
LG Chem Ltd. - GDR (c) (q)	14	3,040
Monsanto Co.	11	809
Newcrest Mining Ltd.	56	2,317
Rio Tinto Plc	37	2,633
Sappi Ltd. (c)	165	876
Shin-Etsu Chemical Co. Ltd.	22	1,069
Stora Enso Oyj - Class R (c)	169	2,008
Sumitomo Chemical Co. Ltd. (e)	282	1,407
Syngenta AG	10	3,201
Vale SA - ADR	40	1,178
Xstrata Plc	120	2,814

		38,816
TELECOMMUNICATION SERVICES - 6.4%
American Tower Corp. - Class A (c)	120	6,229
France Telecom SA	67	1,512
Koninklijke KPN NV	212	3,619
MTN Group Ltd.	81	1,635
SoftBank Corp.	56	2,223
Telstra Corp. Ltd.	1,609	4,694
TELUS Corp.	26	1,283

		21,195
UTILITIES - 2.1%
Edison International	33	1,215
GDF Suez	37	1,506
Hong Kong & China Gas Co. Ltd.	739	1,773
National Grid Plc	151	1,441
Veolia Environnement	32	1,005

		6,940

Total Common Stocks (cost $264,651)		324,041

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	$200	260

Total Corporate Bonds and Notes (cost $135)		260

SHORT TERM INVESTMENTS - 3.5%
Investment Company - 1.4%
JNL Money Market Fund, 0.08% (a) (h)	4,695	4,695
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	6,414	6,414

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	472	461

		6,875

Total Short Term Investments (cost $11,581)		11,570

Total Investments - 101.9% (cost $276,367)		335,871
Other Assets and Liabilities, Net - (1.9%)		(6,128)

Total Net Assets - 100.0%		$329,743

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 16.2%
Coach Inc.	181	$9,393
Comcast Corp. - Class A	429	10,607
DreamWorks Animation SKG Inc. - Class A (c)	356	9,954
Gannett Co. Inc.	548	8,340
Home Depot Inc.	50	1,846
Lowe’s Cos. Inc.	120	3,182
Scripps Networks Interactive Inc. - Class A	91	4,578
Target Corp.	178	8,882
Tiffany & Co.	151	9,284
Time Warner Cable Inc.	42	3,025
Urban Outfitters Inc. (c)	237	7,058
Viacom Inc. - Class B	189	8,811

		84,960
CONSUMER STAPLES - 6.3%
Alberto-Culver Co.	58	2,143
Avon Products Inc.	283	7,650
Colgate-Palmolive Co.	36	2,883
General Mills Inc.	80	2,924
PepsiCo Inc.	137	8,850
Philip Morris International Inc.	97	6,386
Procter & Gamble Co.	35	2,137

		32,973
ENERGY - 14.1%
Anadarko Petroleum Corp.	121	9,929
Baker Hughes Inc.	80	5,904
Cenovus Energy Inc.	105	4,135
EnCana Corp.	149	5,148
Halliburton Co.	214	10,661
Noble Energy Inc.	86	8,351
Schlumberger Ltd.	165	15,360
Transocean Ltd. (c)	30	2,291
Weatherford International Ltd. (c)	541	12,233

		74,012
FINANCIALS - 6.0%
Bank of New York Mellon Corp.	65	1,930
Charles Schwab Corp.	784	14,141
Goldman Sachs Group Inc.	66	10,506
JPMorgan Chase & Co.	66	3,038
Progressive Corp.	99	2,090

		31,705
HEALTH CARE - 12.7%
Allergan Inc.	142	10,071
AMERIGROUP Corp. (c)	138	8,841
Boston Scientific Corp. (c)	677	4,865
Centene Corp. (c)	101	3,338

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Cerner Corp. (c) (e)	130	14,489
Medtronic Inc.	59	2,318
Pharmasset Inc. (c)	168	13,197
Shire Plc - ADR (e)	85	7,412
Universal Health Services Inc. - Class B	49	2,431

		66,962
INDUSTRIALS - 9.6%
Danaher Corp.	196	10,157
Emerson Electric Co.	34	1,975
FedEx Corp.	60	5,613
Illinois Tool Works Inc.	87	4,663
Iron Mountain Inc.	172	5,368
Jacobs Engineering Group Inc. (c)	118	6,089
Nielsen Holdings NV (c)	521	14,220
WW Grainger Inc.	19	2,630

		50,715
INFORMATION TECHNOLOGY - 22.0%
Akamai Technologies Inc. (c)	121	4,613
Apple Inc. (c)	24	8,467
Broadcom Corp. - Class A (c)	153	6,005
Cisco Systems Inc.	256	4,382
eBay Inc. (c)	46	1,437
First Solar Inc. (c) (e)	30	4,841
Flextronics International Ltd. (c)	275	2,051
Google Inc. - Class A (c)	35	20,224
International Business Machines Corp.	15	2,495
Jabil Circuit Inc.	176	3,590
Juniper Networks Inc. (c)	233	9,822
KLA-Tencor Corp.	127	6,007
MasterCard Inc.	10	2,593
Maxim Integrated Products Inc.	97	2,486
Nintendo Co. Ltd. - ADR (e)	174	5,867
Oracle Corp.	392	13,094
QUALCOMM Inc.	222	12,189
Visa Inc. - Class A	75	5,522

		115,685
MATERIALS - 6.9%
Allegheny Technologies Inc.	137	9,284
Cliffs Natural Resources Inc.	74	7,253
Ecolab Inc.	87	4,429
Monsanto Co.	167	12,046
Vulcan Materials Co. (e)	66	3,014

		36,026
TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. - Class A (c)	172	8,908

Total Common Stocks (cost $407,859)		501,946

SHORT TERM INVESTMENTS - 6.9%
Investment Company - 4.5%
JNL Money Market Fund, 0.08% (a) (h)	23,641	23,641
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	11,866	11,866
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	895	874

		12,740

Total Short Term Investments (cost $36,402)		36,381

	Shares/Par (p)	Value
Total Investments - 102.4% (cost $444,261)		538,327
Other Assets and Liabilities, Net - (2.4%)		(12,809)

Total Net Assets - 100.0%		$525,518

JNL/Eagle Core Equity Fund
COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 9.8%
Bed Bath & Beyond Inc. (c)	91	$4,399
Lowe’s Cos. Inc.	299	7,912
Omnicom Group Inc.	100	4,894
Staples Inc.	258	5,014

		22,219
CONSUMER STAPLES - 5.2%
Coca-Cola Co.	66	4,362
PepsiCo Inc.	59	3,780
Wal-Mart Stores Inc.	72	3,729

		11,871
ENERGY - 11.9%
Chevron Corp.	48	5,161
ConocoPhillips	65	5,208
Exxon Mobil Corp.	94	7,939
Schlumberger Ltd.	68	6,352
Valero Energy Corp.	83	2,469

		27,129
FINANCIALS - 16.4%
CME Group Inc.	19	5,607
Goldman Sachs Group Inc.	28	4,453
Invesco Ltd.	179	4,577
JPMorgan Chase & Co.	206	9,508
MetLife Inc.	152	6,802
Wells Fargo & Co.	205	6,505

		37,452
HEALTH CARE - 13.7%
Johnson & Johnson	62	3,660
Pfizer Inc.	402	8,169
St. Jude Medical Inc.	174	8,896
UnitedHealth Group Inc.	142	6,433
Zimmer Holdings Inc. (c)	68	4,137

		31,295
INDUSTRIALS - 8.3%
Boeing Co.	44	3,232
Tyco International Ltd.	147	6,596
Union Pacific Corp.	56	5,482
United Technologies Corp.	44	3,684

		18,994
INFORMATION TECHNOLOGY - 24.6%
Activision Blizzard Inc.	431	4,733
Adobe Systems Inc. (c)	171	5,659
Apple Inc. (c)	20	6,977
Cisco Systems Inc.	100	1,709
EMC Corp. (c)	304	8,063
Google Inc. - Class A (c)	8	4,493
Hewlett-Packard Co.	72	2,934
Intel Corp.	248	5,007
Microsoft Corp.	153	3,881
Oracle Corp.	215	7,170

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
QUALCOMM Inc.	98	5,372

		55,998
TELECOMMUNICATION SERVICES - 1.8%
Sprint Nextel Corp. (c)	860	3,988
UTILITIES - 1.5%
Dominion Resources Inc.	78	3,487

Total Common Stocks (cost $181,843)		212,433

INVESTMENT COMPANIES - 3.0%
Materials Select Sector SPDR Fund (e)	174	6,950

Total Investment Companies (cost $5,726)		6,950

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 3.6%
JNL Money Market Fund, 0.08% (a) (h)	8,162	8,162
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,418	1,418

Total Short Term Investments (cost $9,580)		9,580

Total Investments - 100.4% (cost $197,149)		228,963
Other Assets and Liabilities, Net - (0.4%)		(1,015)

Total Net Assets - 100.0%		$227,948

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 17.6%
American Axle & Manufacturing Holdings Inc. (c)	821	$10,342
Bally Technologies Inc. (c)	276	10,436
BJ’s Restaurants Inc. (c)	247	9,712
Buffalo Wild Wings Inc. (c)	130	7,070
Chico’s FAS Inc.	465	6,934
Genesco Inc. (c)	516	20,741
Gentex Corp.	300	9,082
Orient-Express Hotels Ltd. - Class A (c)	345	4,272
Pinnacle Entertainment Inc. (c)	407	5,543
Shuffle Master Inc. (c)	1,027	10,967
Sotheby’s - Class A	118	6,182
Steven Madden Ltd. (c)	144	6,778
Universal Electronics Inc. (c)	315	9,313
Vitamin Shoppe Inc. (c)	436	14,745

		132,117
CONSUMER STAPLES - 1.7%
Herbalife Ltd.	80	6,502
The Fresh Market Inc. (c)	168	6,358

		12,860
ENERGY - 8.6%
Cloud Peak Energy Inc. (c)	345	7,447
CVR Energy Inc. (c)	193	4,480
Lufkin Industries Inc.	318	29,706
Oasis Petroleum Inc. (c)	374	11,814
OYO Geospace Corp. (c)	116	11,446

		64,893

	Shares/Par (p)	Value
FINANCIALS - 5.0%
Cash America International Inc.	336	15,463
Duff & Phelps Corp. - Class A	262	4,181
DuPont Fabros Technology Inc. (e)	116	2,803
Janus Capital Group Inc.	300	3,743
optionsXpress Holdings Inc.	192	3,515
Redwood Trust Inc. (e)	326	5,076
UMB Financial Corp.	68	2,543

		37,324
HEALTH CARE - 17.2%
Allscripts-Misys Healthcare Solutions Inc. (c)	446	9,370
American Medical Systems Holdings Inc. (c)	428	9,260
ArthroCare Corp. (c)	248	8,264
BioMarin Pharmaceutical Inc. (c) (e)	252	6,333
Bruker Corp. (c)	467	9,738
Catalyst Health Solutions Inc. (c)	171	9,561
Centene Corp. (c)	261	8,608
Delcath Systems Inc. (c) (e)	297	2,192
ICON Plc - ADR (c)	269	5,804
MedAssets Inc. (c)	303	4,631
Parexel International Corp. (c)	148	3,687
Quality Systems Inc. (e)	143	11,930
Regeneron Pharmaceuticals Inc. (c)	161	7,234
Salix Pharmaceuticals Ltd. (c)	185	6,470
Seattle Genetics Inc. (c) (e)	241	3,746
Sirona Dental Systems Inc. (c)	199	9,992
Thoratec Corp. (c)	378	9,814
Vital Images Inc. (c)	215	2,901

		129,535
INDUSTRIALS - 15.0%
Atlas Air Worldwide Holdings Inc. (c)	168	11,694
Geo Group Inc. (c)	485	12,434
GrafTech International Ltd. (c)	748	15,429
JetBlue Airways Corp. (c) (e)	1,164	7,299
Landstar System Inc.	158	7,203
Meritor Inc. (c)	516	8,753
Northwest Pipe Co. (c)	205	4,712
Regal-Beloit Corp.	132	9,726
Triumph Group Inc.	115	10,191
WABCO Holdings Inc. (c)	242	14,947
Waste Connections Inc.	371	10,670

		113,058
INFORMATION TECHNOLOGY - 27.3%
Ansys Inc. (c)	211	11,430
Coherent Inc. (c)	214	12,420
Compuware Corp. (c)	866	10,005
DTS Inc. (c)	280	13,070
EMS Technologies Inc. (c)	426	8,375
Fortinet Inc. (c)	223	9,827
Informatica Corp. (c)	269	14,026
Monster Worldwide Inc. (c)	199	3,163
NetLogic Microsystems Inc. (c)	244	10,263
Nice Systems Ltd. - ADR (c)	259	9,569
Progress Software Corp. (c)	281	8,178
QLIK Technologies Inc. (c)	217	5,638
Radiant Systems Inc. (c)	421	7,448
Riverbed Technology Inc. (c)	351	13,213
Rovi Corp. (c)	52	2,806
Sapient Corp. (c)	592	6,781
SuccessFactors Inc. (c)	324	12,680
Teradyne Inc. (c)	447	7,957
TIBCO Software Inc. (c)	584	15,925
Universal Display Corp. (c)	91	5,028

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Varian Semiconductor Equipment Associates Inc. (c)	189	9,216
Veeco Instruments Inc. (c) (e)	172	8,719

		205,737
MATERIALS - 6.0%
Huntsman Corp.	712	12,375
Intrepid Potash Inc. (c) (e)	187	6,525
RTI International Metals Inc. (c)	324	10,082
Texas Industries Inc. (e)	223	10,078
Titanium Metals Corp. (c)	347	6,444

		45,504

Total Common Stocks (cost $561,274)		741,028

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 2.1%
JNL Money Market Fund, 0.08% (a) (h)	15,540	15,540
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	40,576	40,576
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	886	865

		41,441

Total Short Term Investments (cost $57,002)		56,981

Total Investments - 106.0% (cost $618,276)		798,009
Other Assets and Liabilities, Net - (6.0%)		(44,883)

Total Net Assets - 100.0%		$753,126

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (71.1%) (a)	43,329	$372,196
JNL/Franklin Templeton Income Fund (32.1%) (a)	36,084	382,123
JNL/Franklin Templeton Mutual Shares Fund (54.6%) (a)	40,160	357,426

Total Investment Companies (cost $1,114,976)		1,111,745

Total Investments - 100.0% (cost $1,114,976)		1,111,745
Other Assets and Liabilities, Net - (0.0%)		(403)

Total Net Assets - 100.0%		$1,111,342

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 16.4%
Bayerische Motoren Werke AG	32	$2,707
Comcast Corp. - Class A	30	753
Comcast Corp. - Special Class A	418	9,706
Compagnie Generale des Etablissements Michelin	40	3,368
Compass Group Plc	276	2,481
Expedia Inc.	29	646
Home Depot Inc.	62	2,316

	Shares/Par (p)	Value
Hyundai Motor Co.	33	6,059
Inditex SA	31	2,509
Kingfisher Plc	1,185	4,674
Marks & Spencer Group Plc	238	1,283
News Corp. - Class A	497	8,719
Nissan Motor Co. Ltd.	16	138
Pearson Plc	177	3,123
Persimmon Plc	174	1,240
Reed Elsevier NV	173	2,229
Target Corp.	46	2,316
Time Warner Cable Inc.	76	5,447
Time Warner Inc.	102	3,628
Toyota Motor Corp.	115	4,611
USS Co. Ltd.	19	1,497
Viacom Inc. - Class B	113	5,255
Vivendi SA	217	6,196
Walt Disney Co.	112	4,818

		85,719
CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	152	5,223
Nestle SA	78	4,495
Tesco Plc	715	4,368

		14,086
ENERGY - 11.2%
Baker Hughes Inc.	62	4,581
BP Plc	857	6,244
Chevron Corp.	51	5,434
ENI SpA	152	3,740
Gazprom OAO - ADR	133	4,292
Halliburton Co.	108	5,380
Noble Corp.	89	4,060
Petroleo Brasileiro SA - ADR	61	2,156
Royal Dutch Shell Plc - Class B	241	8,738
SBM Offshore NV	76	2,193
StatoilHydro ASA	163	4,530
Total SA	116	7,087

		58,435
FINANCIALS - 15.6%
ACE Ltd.	50	3,243
AIA Group Ltd. (c)	888	2,735
American Express Co.	101	4,564
Aviva Plc	853	5,924
AXA SA	148	3,084
Bank of America Corp.	179	2,384
Bank of New York Mellon Corp.	68	2,035
Cheung Kong Holdings Ltd. (e)	223	3,635
Citigroup Inc. (c)	286	1,264
DBS Group Holdings Ltd.	322	3,740
HSBC Holdings Plc (e)	413	4,336
ICICI Bank Ltd. - ADR	66	3,312
ING Groep NV (c)	647	8,190
Intesa Sanpaolo SpA	791	2,341
JPMorgan Chase & Co.	70	3,222
KB Financial Group Inc. - ADR (e)	94	4,901
Muenchener Rueckversicherungs AG	23	3,607
Nomura Holdings Inc.	262	1,372
Progressive Corp.	172	3,630
RenaissanceRe Holdings Ltd.	37	2,583
Swire Pacific Ltd.	156	2,279
Swiss Reinsurance (c)	52	2,960
Torchmark Corp.	20	1,326
UBS AG (c)	66	1,189
UniCredit SpA	1,551	3,833

		81,689

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
HEALTH CARE - 15.0%
Abbott Laboratories	35	1,739
Amgen Inc. (c)	167	8,901
Biogen Idec Inc. (c)	33	2,415
Bristol-Myers Squibb Co.	62	1,634
Covidien Plc	125	6,493
GlaxoSmithKline Plc	367	7,003
Lonza Group AG (c)	25	2,134
Medtronic Inc.	150	5,884
Merck & Co. Inc.	162	5,337
Merck KGaA	30	2,728
Novartis AG	97	5,234
Pfizer Inc.	486	9,879
Quest Diagnostics Inc.	65	3,755
Roche Holding AG	40	5,747
Sanofi-Aventis SA	139	9,741

		78,624
INDUSTRIALS - 11.4%
Adecco SA	23	1,499
Alstom SA	43	2,570
BAE Systems Plc	367	1,913
Brambles Ltd.	160	1,173
Deutsche Lufthansa AG (c)	62	1,313
Deutsche Post AG	119	2,150
East Japan Railway Co.	25	1,362
Embraer SA - ADR	42	1,400
FedEx Corp.	49	4,564
General Electric Co.	293	5,873
Hays Plc	629	1,173
International Consolidated Airlines Group SA (c)	342	1,246
ITOCHU Corp.	133	1,388
Koninklijke Philips Electronics NV (e)	104	3,324
Randstad Holding NV	50	2,800
Rentokil Initial Plc (c)	396	572
Siemens AG	59	8,060
Tyco International Ltd.	146	6,547
United Parcel Service Inc. - Class B	79	5,891
Wolseley Plc	142	4,790

		59,608
INFORMATION TECHNOLOGY - 14.8%
Accenture Plc - Class A	215	11,825
Brocade Communications Systems Inc. (c)	449	2,759
Cisco Systems Inc.	285	4,881
Dell Inc. (c)	193	2,805
Flextronics International Ltd. (c)	258	1,928
FUJIFILM Holdings Corp.	50	1,549
Konica Minolta Holdings Inc.	154	1,291
Microsoft Corp.	359	9,103
Nintendo Co. Ltd.	10	2,728
Oracle Corp.	333	11,118
Samsung Electronics Co. Ltd. - GDR	2	967
Samsung Electronics Co. Ltd. - GDR (q)	17	7,320
SAP AG	92	5,618
Seagate Technology (c)	148	2,131
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	429	5,227
TE Connectivity Ltd.	95	3,317
Telefonaktiebolaget LM Ericsson - Class B	233	3,008

		77,575
MATERIALS - 1.9%
Alcoa Inc.	131	2,310
CRH Plc	178	4,077
Svenska Cellulosa AB	112	1,809

	Shares/Par (p)	Value
Vale SA - ADR	59	1,733

		9,929
TELECOMMUNICATION SERVICES - 7.4%
China Telecom Corp. Ltd. - ADR (e)	34	2,076
France Telecom SA	262	5,876
Singapore Telecommunications Ltd.	2,869	6,874
Sprint Nextel Corp. (c)	815	3,783
Telefonica SA	163	4,072
Telekom Austria AG	160	2,341
Turkcell Iletisim Hizmet AS - ADR (e)	154	2,317
Vodafone Group Plc	4,069	11,521

		38,860

Total Common Stocks (cost $490,999)		504,525

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 3.3%
JNL Money Market Fund, 0.08% (a) (h)	17,347	17,347
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	14,656	14,656
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	202	197

		14,853

Total Short Term Investments (cost $32,205)		32,200

Total Investments - 102.5% (cost $523,204)		536,725
Other Assets and Liabilities, Net - (2.5%)		(13,157)

Total Net Assets - 100.0%		$523,568

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 36.7%
CONSUMER DISCRETIONARY - 0.8%
Charter Communications Inc. - Class A (c)	3	$152
Comcast Corp. - Class A	150	3,708
Dex One Corp. (c) (e)	106	515
Home Depot Inc.	69	2,572
Target Corp.	60	3,000

		9,947
CONSUMER STAPLES - 0.7%
Diageo Plc	150	2,851
PepsiCo Inc.	90	5,778

		8,629
ENERGY - 7.3%
Alpha Natural Resources Inc. (c) (e)	25	1,484
Baker Hughes Inc.	50	3,671
BP Plc - ADR	200	8,828
Callon Petroleum Co. (c)	75	583
Canadian Oil Sands Ltd.	425	14,322
Chesapeake Energy Corp.	90	3,017
Chevron Corp.	30	3,223
ConocoPhillips	200	15,972
Exxon Mobil Corp.	300	25,239
Schlumberger Ltd.	40	3,730
Spectra Energy Corp.	165	4,474
Weatherford International Ltd. (c)	125	2,825

		87,368

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
FINANCIALS - 5.7%
Banco Santander SA	254	2,947
Bank of America Corp.	900	11,997
Barclays Plc	300	1,336
CIT Group Inc. (c)	50	2,127
Citigroup Inc. (c)	894	3,954
HSBC Holdings Plc	750	7,712
JPMorgan Chase & Co.	300	13,830
M&T Bank Corp. (e)	60	5,308
Wells Fargo & Co.	500	15,850
Westfield Retail Trust	813	2,203

		67,264
HEALTH CARE - 4.9%
Johnson & Johnson	225	13,331
Merck & Co. Inc.	500	16,505
Pfizer Inc.	500	10,155
Roche Holding AG	130	18,570

		58,561
INDUSTRIALS - 1.0%
Boeing Co.	35	2,588
General Electric Co.	450	9,022

		11,610
INFORMATION TECHNOLOGY - 1.5%
Intel Corp.	350	7,059
Maxim Integrated Products Inc.	200	5,120
Xerox Corp.	300	3,195
Xilinx Inc.	90	2,952

		18,326
MATERIALS - 1.4%
AngloGold Ashanti Ltd. - ADR	60	2,877
Barrick Gold Corp.	130	6,748
Newmont Mining Corp.	110	6,004
Nucor Corp.	20	920

		16,549
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	350	10,710
CenturyTel Inc.	70	2,909
Frontier Communications Corp.	116	954
Telstra Corp. Ltd.	900	2,625
Verizon Communications Inc.	150	5,781
Vodafone Group Plc	3,000	8,494

		31,473
UTILITIES - 10.7%
AGL Resources Inc.	100	3,984
American Electric Power Co. Inc.	170	5,974
CenterPoint Energy Inc.	95	1,668
Consolidated Edison Inc.	80	4,058
Dominion Resources Inc.	205	9,164
Duke Energy Corp.	550	9,982
Dynegy Inc. (c)	70	398
Entergy Corp.	120	8,065
FirstEnergy Corp.	75	2,782
NextEra Energy Inc.	170	9,370
NiSource Inc.	40	767
PG&E Corp.	250	11,045
Pinnacle West Capital Corp.	100	4,279
PPL Corp.	76	1,910
Progress Energy Inc.	200	9,228
Public Service Enterprise Group Inc.	250	7,878
Sempra Energy	150	8,025
Southern Co.	420	16,006

	Shares/Par (p)	Value
TECO Energy Inc.	200	3,752
Xcel Energy Inc.	350	8,362

		126,697

Total Common Stocks (cost $412,339)		436,424

PREFERRED STOCKS - 4.8%
CONSUMER DISCRETIONARY - 0.2%
General Motors Co., Convertible Preferred, 4.75%	44	2,130
Motors Liquidation Co., 6.25%, Series C (c) (d)	100	731

		2,861
ENERGY - 1.3%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	6,168
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	50	9,255

		15,423
FINANCIALS - 2.9%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 12/31/11) (m) (r)	2	1,718
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	10	9,981
Citigroup Inc., Convertible Preferred, 7.50%	60	7,590
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	315
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	110
Federal National Mortgage Association, 7.63% (callable at 25 beginning 11/21/12), Series R (c) (d) (m)	143	36
Federal National Mortgage Association, 6.75% (callable at 25 beginning 05/16/11), Series Q (c) (d) (m)	100	150
Federal National Mortgage Association, 5.38% (callable at 105,000 on 12/03/10) (c) (d) (m)	—	288
Federal National Mortgage Association, 8.75% Convertible Preferred (c) (d)	91	79
FelCor Lodging Trust Inc., Convertible Preferred, 10.38%, Series A (m)	60	1,620
MetLife Inc., 5.00%	40	3,386
Wells Fargo & Co., Convertible Preferred, 4.25%, Series L (m)	9	8,799

		34,072
HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%	2	2,346
MATERIALS - 0.1%
AngloGold Ashanti Ltd., 6.00%	30	1,615
UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	1,032

Total Preferred Stocks (cost $65,932)		57,349

WARRANTS - 0.0%
Charter Communications Inc. (c)	30	357

Total Warrants (cost $106)		357

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
Banc of America Large Loan Inc. REMIC, 2.01%, 11/15/13 (i) (r)	$7,382	6,984
Dynegy Roseton Pass Through Trust, 7.67%, 11/08/16 (e)	1,000	945

Total Non-U.S. Government Agency Asset- Backed Securities (cost $7,511)		7,929

CORPORATE BONDS AND NOTES - 52.5%
CONSUMER DISCRETIONARY - 6.3%
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,113
7.75%, 04/15/18 (e)	3,000	3,240
8.00%, 04/15/20 (e)	3,000	3,270
CCH II LLC, 13.50%, 11/30/16	5,134	6,148
CCO Holdings LLC, 8.13%, 04/30/20 (e)	3,700	4,024
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,606
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	2,000	2,065
10.75%, 01/15/17 (e) (r)	2,000	2,065
CKE Restaurants Inc., 11.38%, 07/15/18	1,000	1,103
Clear Channel Communications Inc., 9.00%, 03/01/21 (r)	6,000	5,985
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	1,600	1,754
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (r)	5,000	5,025
Clubcorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	5,000	5,031
Diversey Holdings Inc., 10.50%, 05/15/20	1,600	1,858
Diversey Inc., 8.25%, 11/15/19	2,500	2,681
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,461
Harrah’s Operating Co. Inc., 11.25%, 06/01/17 (e)	750	852
Interactive Data Corp., 10.25%, 08/01/18 (r)	500	561
KB Home
5.75%, 02/01/14 (e)	2,000	2,020
6.25%, 06/15/15	1,300	1,287
MGM Resorts International
6.75%, 04/01/13	2,900	2,922
10.00%, 11/01/16 (e) (r)	3,000	3,157
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	600	594
Unitymedia GmbH
8.13%, 12/01/17 (r), EUR	2,750	4,092
9.63%, 12/01/19 (r), EUR	1,500	2,317
UPC Germany GmbH, 8.13%, 12/01/17 (e) (r)	2,100	2,210
Visant Corp., 10.00%, 10/01/17	4,700	5,076

		75,517
CONSUMER STAPLES - 0.6%
Dean Foods Co., 9.75%, 12/15/18 (e) (r)	1,900	1,950
JBS USA LLC, 11.63%, 05/01/14 (e)	1,000	1,160
SUPERVALU Inc., 8.00%, 05/01/16 (e)	4,500	4,500

		7,610
ENERGY - 10.4%
Antero Resources Finance Corp., 9.38%, 12/01/17 (e)	2,000	2,180
ATP Oil & Gas Corp., 11.88%, 05/01/15	2,500	2,625
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,040
Calpine Generating Co. LLC, 8.00%, 06/01/16 (e) (r)	1,750	1,908

	Shares/Par (p)	Value
Chesapeake Energy Corp.
9.50%, 02/15/15	2,500	3,100
6.50%, 08/15/17 (e)	4,000	4,325
6.88%, 08/15/18 (e)	1,600	1,740
7.25%, 12/15/18	5,000	5,587
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,774
El Paso Corp.
6.50%, 09/15/20 (e) (r)	1,600	1,722
7.75%, 01/15/32	1,000	1,121
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	2,500	2,719
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (r)	3,500	3,745
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,552
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	2,800	2,772
Linn Energy LLC, 8.63%, 04/15/20 (r)	3,300	3,663
NXP BV, 9.75%, 08/01/18 (r)	1,200	1,344
Petrohawk Energy Corp.
10.50%, 08/01/14	2,000	2,298
7.88%, 06/01/15 (e)	3,200	3,392
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,400	1,520
Plains Exploration & Production Co., 7.75%, 06/15/15	1,500	1,566
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,380
7.50%, 11/30/16	2,500	2,569
SandRidge Energy Inc.
3.93%, 04/01/14 (e) (i)	2,000	1,971
9.88%, 05/15/16 (r)	2,600	2,886
8.00%, 06/01/18 (r)	2,500	2,619
8.75%, 01/15/20 (e)	650	709
7.50%, 03/15/21 (r)	4,400	4,565
SESI LLC, 6.88%, 06/01/14	1,370	1,397
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	18,880	11,045
10.50%, 11/01/16	297	172
15.00%, 04/01/21 (e) (r)	15,255	12,585
Texas Competitive Electric Holdings Co. LLC Term Loan
3.76%, 10/10/14 (i)	4,560	3,838
3.76%, 10/10/14 (i)	2,970	2,474
3.80%, 10/10/14 (i)	1,975	1,662
3.75%, 10/10/14 (i)	264	222
Texas Competitive Electric Holdings Co. LLC Term Loan B-1
3.76%, 10/10/14 (i)	2,472	2,080
3.76%, 10/10/14 (i)	3,000	2,525
3.76%, 10/10/14 (i)	4,974	4,187
Texas Competitive Electric Holdings Co. LLC Term Loan B-2, 3.80%, 10/10/14 (i)	3,969	3,341
Texas Competitive Electric Holdings Co. LLC Term Loan B-3
3.76%, 10/10/14 (i)	1,985	1,666
3.76%, 10/10/14 (i)	2,977	2,499
W&T Offshore Inc., 8.25%, 06/15/14 (r)	3,000	3,105

		123,190
FINANCIALS - 12.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,192
Ally Financial Inc., 8.00%, 03/15/20	3,500	3,811
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,075
CapitalSource Inc., 4.00%, 07/15/34 (k)	2,500	2,506
CEVA Group Plc
8.38%, 12/01/17 (r)	3,400	3,468
11.50%, 04/01/18 (e) (r)	3,600	3,911

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
CIT Group Inc.
7.00%, 05/01/14 (e)	800	815
7.00%, 05/01/15 (e)	12,000	12,105
7.00%, 05/01/16 (e)	20,500	20,526
7.00%, 05/01/17 (e)	13,000	13,016
6.63%, 04/01/18 (e) (r)	1,300	1,319
Felcor Lodging LP, 10.00%, 10/01/14 (e)	1,700	1,942
Ford Motor Credit Co. LLC
8.00%, 06/01/14 (e)	2,500	2,780
7.00%, 04/15/15	2,000	2,165
12.00%, 05/15/15	2,600	3,273
Host Hotels & Resorts LP, 9.00%, 05/15/17 (e)	600	677
International Lease Finance Corp.
8.88%, 09/15/15 (r)	700	770
9.00%, 03/15/17 (r)	2,000	2,250
8.88%, 09/01/17 (e)	4,700	5,299
7.13%, 09/01/18 (r)	5,400	5,802
iStar Financial Inc.
0.80%, 10/01/12 (i)	4,500	4,106
8.63%, 06/01/13 (e)	5,000	5,075
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,984
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,582
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,250
Petroplus Finance Ltd.
6.75%, 05/01/14 (r)	3,500	3,430
7.00%, 05/01/17 (e) (r)	3,400	3,230
9.38%, 09/15/19 (e) (r)	2,000	2,025
Pinafore LLC, 9.00%, 10/01/18 (r)	700	760
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	695	459
UPCB Finance III Ltd., 6.63%, 07/01/20 (r)	5,000	4,900
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	927
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (m)	5,000	5,488

		144,918
HEALTH CARE - 5.3%
Community Health Systems Inc., 8.88%, 07/15/15	5,000	5,275
Giant Funding Corp., 8.25%, 02/01/18 (r)	1,400	1,437
HCA Holdings Inc., 7.75%, 05/15/21 (e) (r)	5,000	5,212
HCA Inc.
6.38%, 01/15/15	1,500	1,530
6.50%, 02/15/16	1,500	1,526
9.25%, 11/15/16	3,500	3,767
8.50%, 04/15/19	6,000	6,660
7.88%, 02/15/20	6,000	6,525
Mylan Inc., 6.00%, 11/15/18 (e) (r)	5,000	5,000
Quintiles Transnational Corp., 9.50%, 12/30/14 (r)	4,000	4,090
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,506
9.00%, 05/01/15	3,500	3,850
10.00%, 05/01/18	3,500	4,099
8.00%, 08/01/20 (e)	2,600	2,711
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,788
7.75%, 02/01/19 (r)	1,100	1,114
Vanguard Health Systems Inc., 0.00%,
02/01/16 (j) (r)	1,700	1,080

		63,170
INDUSTRIALS - 3.2%
American Airlines Inc., 7.50%, 03/15/16 (e) (r)	8,300	8,207

	Shares/Par (p)	Value
Case New Holland Inc., 7.88%, 12/01/17 (r)	2,500	2,778
Ceridian Corp., 11.25%, 11/15/15	4,000	4,160
CHC Helicopter SA, 9.25%, 10/15/20 (r)	3,500	3,605
Hertz Corp.
8.88%, 01/01/14	3,663	3,755
6.75%, 04/15/19 (r)	1,100	1,090
Manitowoc Co. Inc., 9.50%, 02/15/18	1,000	1,105
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,719
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,609
8.50%, 05/01/18 (e)	4,500	4,860
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,107
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,600	1,672

		37,667
INFORMATION TECHNOLOGY - 7.3%
Advanced Micro Devices Inc.
6.00%, 05/01/15	477	492
8.13%, 12/15/17	1,000	1,040
CDW Escrow Corp., 8.50%, 04/01/19 (r)	5,000	5,006
CDW LLC
11.00%, 10/12/15	3,000	3,255
12.54%, 10/12/17	2,000	2,145
CommScope Inc., 8.25%, 01/15/19 (e) (r)	800	836
First Data Corp.
9.88%, 09/24/15	399	409
11.25%, 03/31/16 (e)	3,000	2,989
8.25%, 01/15/21 (e) (r)	10,914	10,887
12.63%, 01/15/21 (r)	6,391	6,934
8.75%, 01/15/22 (e) (r)	3,198	3,182
First Data Corp. Term Loan
3.00%, 09/24/14 (i)	1,870	1,790
3.00%, 09/24/14 (i)	158	152
3.00%, 09/24/14 (i)	1,699	1,627
First Data Corp. Term Loan B-1, 3.00%, 09/24/14 (i)	4,987	4,773
First Data Corp. Term Loan B-2, 3.00%, 09/24/14 (i)	4,987	4,775
First Data Corp. Term Loan B-3
3.00%, 09/24/14 (i)	142	136
3.00%, 09/24/14 (i)	1,647	1,577
3.00%, 09/24/14 (i)	79	76
3.00%, 09/24/14 (i)	2,992	2,864
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,000	3,187
10.13%, 03/15/18 (r)	5,000	5,600
9.25%, 04/15/18 (r)	4,000	4,380
10.75%, 08/01/20 (e) (r)	9,500	10,664
Sanmina-SCI Corp.
6.75%, 03/01/13 (e)	1,200	1,200
8.13%, 03/01/16 (e)	1,500	1,552
SunGard Data Systems Inc.
10.63%, 05/15/15	2,500	2,741
7.63%, 11/15/20 (e) (r)	2,000	2,055

		86,324
MATERIALS - 2.7%
Berry Plastics Corp., 9.75%, 01/15/21 (r)	1,000	990
Cemex SAB de CV
3.25%, 03/15/16 (e) (r)	3,625	3,720
3.75%, 03/15/18 (r)	2,125	2,207
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,179
6.88%, 02/01/18 (e) (r)	7,500	7,819
Hexion US Finance Corp., 8.88%, 02/01/18	3,000	3,172

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	983
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	4,502
Kerling Plc, 10.63%, 01/28/17 (r), EUR	3,600	5,561
NewPage Corp., 11.38%, 12/31/14 (e)	1,000	1,001

		32,134
TELECOMMUNICATION SERVICES - 1.5%
Clearwire Communications LLC
12.00%, 12/01/15 (r)	1,500	1,620
12.00%, 12/01/15 (e) (r)	2,500	2,700
Cricket Communications Inc., 7.75%, 10/15/20 (e)	5,500	5,541
Frontier Communications Corp.
8.25%, 04/15/17	800	864
8.50%, 04/15/20 (e)	900	975
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (r)	3,000	3,008
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	2,000	3,469

		18,177
UTILITIES - 3.0%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	800	850
7.50%, 02/15/21 (e) (r)	5,475	5,667
7.88%, 01/15/23 (e) (r)	3,000	3,112
Dynegy Holdings Inc.
7.50%, 06/01/15	11,000	9,254
8.38%, 05/01/16	4,750	3,978
7.75%, 06/01/19	2,000	1,553
Energy Future Holdings Corp., 6.55%, 11/15/34	9,000	4,140
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,200	2,472
RRI Energy Inc., 7.88%, 06/15/17 (e)	5,000	4,962

		35,988

Total Corporate Bonds and Notes (cost $590,371)		624,695

GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
GOVERNMENT SECURITIES - 0.5%
Municipals - 0.5%
State of California
7.95%, 03/01/36	2,500	2,672
7.60%, 11/01/40	3,480	3,805

Total Government and Agency Obligations (cost $6,015)		6,477

OTHER EQUITY INTERESTS - 0.0%
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	9

Total Other Equity Interests (cost $14)		9

SHORT TERM INVESTMENTS - 19.6%
Investment Company - 4.4%
JNL Money Market Fund, 0.08% (a) (h)	52,396	52,396
Securities Lending Collateral - 15.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	180,210	180,210
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	1,300	1,269

		181,479

Total Short Term Investments (cost $233,906)		233,875

	Shares/Par (p)	Value
Total Investments - 114.8% (cost $1,316,194)		1,367,115
Other Assets and Liabilities, Net - (14.8%)		(176,483)

Total Net Assets - 100.0%		$1,190,632

JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 23.3%
Asatsu-DK Inc. (e)	275	$7,366
Carpetright Plc (e)	916	10,003
Dignity Plc	400	4,464
Headlam Group Plc	1,227	5,900
JUMBO SA	1,083	8,377
Paddy Power Plc	72	3,137
Sankyo Co. Ltd.	153	7,829
Vitec Group Plc	691	6,655

		53,731
CONSUMER STAPLES - 11.7%
Binggrae Co. Ltd.	80	4,720
C&C Group Plc	1,595	7,210
McBride Plc (e)	3,341	7,625
Sligro Food Group NV	49	1,662
Unihair Co. Ltd. (c) (e)	500	5,838

		27,055
FINANCIALS - 21.6%
ARA Asset Management Ltd.	4,972	6,943
Arch Capital Group Ltd. (c)	65	6,467
Daibiru Corp. (e)	1,016	8,794
Fairfax Financial Holdings Ltd. (e)	17	6,275
Lancashire Holdings Ltd.	665	6,372
RHJ International (c) (e)	1,179	9,522
Savills Plc	969	5,569

		49,942
HEALTH CARE - 0.5%
Genus Plc	75	1,141
INDUSTRIALS - 29.7%
DCC Plc	218	6,948
De La Rue Plc	651	8,240
Experian Plc	657	8,134
Flughafen Wien AG	67	4,256
HomeServe Plc	1,086	7,740
Nexans SA	98	9,356
Prysmian SPA	436	9,351
QinetiQ Group Plc (c)	2,137	4,172
Spirax-Sarco Engineering Plc	153	4,761
Wavin NV (c)	362	5,592

		68,550
INFORMATION TECHNOLOGY - 7.1%
Neopost SA (e)	111	9,690
Rotork Plc	244	6,832

		16,522

Total Common Stocks (cost $195,192)		216,941

SHORT TERM INVESTMENTS - 15.0%
Investment Company - 4.1%
JNL Money Market Fund, 0.08% (a) (h)	9,538	9,538

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Securities Lending Collateral - 10.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	24,963	24,963
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	140	137

		25,100

Total Short Term Investments (cost $34,641)		34,638

Total Investments - 108.9% (cost $229,833)		251,579
Other Assets and Liabilities, Net - (8.9%)		(20,605)

Total Net Assets - 100.0%		$230,974

JNL/Franklin Templeton Mutual Shares Fund (t)
COMMON STOCKS - 90.6%
CONSUMER DISCRETIONARY - 8.2%
British Sky Broadcasting Group Plc	419	$5,550
Cerberus Capital Management LP (c) (f) (q)	999	814
Cerberus Capital Management LP (c) (f) (q)	999	814
Cerberus Capital Management LP (c) (f) (q)	500	407
Comcast Corp. - Special Class A	74	1,710
Daimler AG (c) (e)	57	4,063
General Motors Co. (c)	103	3,183
Harrah’s Investment LP (c) (f) (q)	39	13
Mattel Inc.	190	4,741
News Corp. - Class A	519	9,110
Stanley Black & Decker Inc.	53	4,031
Thomas Cook Group Plc	121	330
Time Warner Cable Inc.	103	7,374
Time Warner Inc.	212	7,579
Viacom Inc.	14	656
Virgin Media Inc. (e)	121	3,367

		53,742
CONSUMER STAPLES - 21.4%
Altria Group Inc.	441	11,486
British American Tobacco Plc	379	15,212
Brown-Forman Corp. - Class B	2	106
Carlsberg A/S	4	432
Carrefour SA	61	2,694
Coca-Cola Enterprises Inc.	119	3,249
CVS Caremark Corp.	526	18,065
Dr. Pepper Snapple Group Inc.	162	6,008
General Mills Inc.	137	5,012
Imperial Tobacco Group Plc	338	10,435
Japan Tobacco Inc.	1	3,728
Kraft Foods Inc. - Class A	433	13,568
Kroger Co.	334	8,001
Lorillard Inc.	45	4,306
Nestle SA	181	10,374
PepsiCo Inc.	68	4,375
Pernod-Ricard SA	90	8,393
Philip Morris International Inc.	72	4,748
Reynolds American Inc.	168	5,953
Wal-Mart Stores Inc.	70	3,634

		139,779
ENERGY - 7.4%
BP Plc	320	2,331
Exterran Holdings Inc. (c)	46	1,090
Marathon Oil Corp.	259	13,784

	Shares/Par (p)	Value
Noble Energy Inc.	12	1,148
Pride International Inc. (c)	97	4,184
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—
Royal Dutch Shell Plc	259	9,411
Total SA	64	3,877
Transocean Ltd. (c)	121	9,424
Williams Cos. Inc.	103	3,219

		48,468
FINANCIALS - 12.3%
ACE Ltd.	107	6,908
Alexander’s Inc. (e)	8	3,255
Alleghany Corp. (c)	7	2,455
Bank of America Corp.	513	6,843
Barclays Plc	1,249	5,563
Bond Street Holding LLC (c) (f)	39	806
Canary Wharf Group Plc (c) (f)	405	1,835
CNO Financial Group Inc. (c)	97	728
Deutsche Boerse AG	51	3,864
Forestar Group Inc. (c)	62	1,171
Guaranty Bancorp (c)	49	63
Intesa Sanpaolo SpA	581	1,719
Link Real Estate Investment Trust	274	858
MetLife Inc.	40	1,794
Morgan Stanley	256	6,996
NYSE Euronext	33	1,172
Old Republic International Corp.	240	3,044
PNC Financial Services Group Inc.	120	7,544
UBS AG (c)	241	4,321
Wells Fargo & Co.	302	9,582
White Mountains Insurance Group Ltd.	17	6,241
Zurich Financial Services AG (c)	14	3,956

		80,718
HEALTH CARE - 14.4%
Alcon Inc. - ADR	29	4,790
Amgen Inc. (c)	121	6,463
Boston Scientific Corp. (c)	529	3,800
Cephalon Inc. (c)	26	1,960
Community Health Systems Inc. (c)	60	2,392
Coventry Health Care Inc. (c)	74	2,358
Eli Lilly & Co.	283	9,967
Genzyme Corp. (c)	94	7,133
Medtronic Inc.	195	7,691
Merck & Co. Inc.	348	11,501
Pfizer Inc.	632	12,837
Tenet Healthcare Corp. (c)	787	5,860
UnitedHealth Group Inc.	332	15,000
Zimmer Holdings Inc. (c)	43	2,579

		94,331
INDUSTRIALS - 4.8%
A P Moller - Maersk A/S - Class B	1	7,666
Alstom SA	66	3,919
Federal Signal Corp.	96	622
GenCorp Inc. (c)	59	351
Huntington Ingalls Industries Inc. (c)	11	457
Koninklijke Philips Electronics NV (e)	110	3,532
Orkla ASA	576	5,587
Owens Corning Inc. (c)	149	5,354
TNT NV	149	3,815

		31,303
INFORMATION TECHNOLOGY - 9.2%
Cisco Systems Inc.	318	5,457
Hewlett-Packard Co.	180	7,393
LSI Corp. (c)	964	6,558
Maxim Integrated Products Inc.	22	551

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Microsoft Corp.	486	12,326
Motorola Solutions Inc. (c)	96	4,287
Nintendo Co. Ltd. (e)	14	3,756
Symantec Corp. (c)	201	3,730
TE Connectivity Ltd.	127	4,425
Xerox Corp.	1,093	11,635

		60,118
MATERIALS - 5.8%
Domtar Corp.	37	3,359
International Paper Co.	271	8,176
Linde AG	50	7,961
MeadWestvaco Corp.	117	3,538
ThyssenKrupp AG	164	6,702
Weyerhaeuser Co.	344	8,452

		38,188
TELECOMMUNICATION SERVICES - 3.2%
Cable & Wireless Communications Plc	1,730	1,264
Cable & Wireless Worldwide Plc	659	555
Telefonica SA	330	8,254
Vodafone Group Plc	3,699	10,475

		20,548
UTILITIES - 3.9%
Brookfield Infrastructure Partners LP	97	2,144
E.ON AG	214	6,574
Entergy Corp.	35	2,340
Exelon Corp.	129	5,313
GDF Suez	110	4,498
NRG Energy Inc. (c)	218	4,701

		25,570

Total Common Stocks (cost $539,881)		592,765

CORPORATE BONDS AND NOTES - 2.0%
CONSUMER DISCRETIONARY - 0.4%
Cerberus Capital Management LP
12.00%, 07/31/14 (f) (q)	$780	635
12.00%, 07/31/14 (f) (q)	780	635
12.00%, 07/31/14 (f) (q)	390	318
Clear Channel Communications Inc. Delayed Draw Term Loan 2, 3.86%, 01/29/16 (i)	641	556
Clear Channel Communications Inc. Term Loan B, 3.90%, 01/29/16 (i)	269	237
Clear Channel Communications Inc. Term Loan C, 3.90%, 01/29/16 (i)	463	402

		2,783
ENERGY - 0.7%
Boston Generating LLC Term Loan, 0.18%, 12/21/13 (i)	4	2
Boston Generating LLC Term Loan B, 6.50%, 12/21/13 (i)	30	18
Boston Generating LLC Term Loan Revolver, 6.50%, 12/21/13 (i)	—	—
OPTI Canada Inc.
9.00%, 12/15/12 (e)	331	336
9.75%, 08/15/13 (e)	357	358
Texas Competitive Electric Holdings Co. LLC
Delay Draw Term Loan, 3.75%, 10/10/14 (i)	2,068	1,723
Texas Competitive Electric Holdings Co. LLC
Term Loan
3.75%, 10/10/14 (i)	1,416	1,192
3.75%, 10/10/14 (i)	223	187
3.75%, 10/10/14 (i)	687	577

		4,393

	Shares/Par (p)	Value
FINANCIALS - 0.9%
CIT Group Inc. Term Loan
6.25%, 01/20/12 (i)	250	253
6.25%, 01/20/12 (i)	639	648
Realogy Corp., 7.88%, 02/15/19 (e)	576	572
Realogy Corp. Extended First Lien Term Loan, 4.56%, 10/10/16 (i)	3,947	3,702
Realogy Corp. Extended Revolver Term Loan, 3.51%, 04/10/16 (i)	70	62
Realogy Corp. Term Loan, 1.47%, 10/10/13 (i)	441	421
Realogy Corp. Term Loan A, 13.50%, 10/15/17 (i)	93	100
Smurfit-Stone Container Enterprises Inc. Term Loan, 6.75%, 02/22/16 (i)	415	416
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f)	1,130	—

		6,174

Total Corporate Bonds and Notes (cost $14,391)		13,350

OTHER EQUITY INTERESTS - 0.0%
Dana Corp. NT Escrow (f) (u)	72	—
Dana Corp. NT Escrow (f) (u)	65	—
Dana Corp. NT Escrow (f) (u)	115	—
Northwest Airlines Corp. Contingent Distribution (f) (u)	725	—

Total Other Equity Interests (cost $21)		—

SHORT TERM INVESTMENTS - 10.2%
Investment Company - 8.5%
JNL Money Market Fund, 0.08% (a) (h)	55,576	55,576
Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	11,104	11,104

Total Short Term Investments (cost $66,680)		66,680

Total Investments - 102.8% (cost $620,973)		672,795
Other Assets and Liabilities, Net - (2.8%)		(18,169)

Total Net Assets - 100.0%		$654,626

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 92.0%
CONSUMER DISCRETIONARY - 18.6%
Autoliv Inc.	55	$4,083
Brown Shoe Co. Inc.	294	3,594
Brunswick Corp.	165	4,206
Cato Corp. - Class A	122	2,985
Christopher & Banks Corp.	125	810
DR Horton Inc.	78	909
Drew Industries Inc.	58	1,291
Ethan Allen Interiors Inc. (e)	68	1,491
Fred’s Inc. - Class A (e)	208	2,774
GameStop Corp. (c) (e)	206	4,635
Gentex Corp.	150	4,537
Group 1 Automotive Inc. (e)	148	6,339
Hillenbrand Inc.	102	2,182
Hooker Furniture Corp.	40	475
J.C. Penney Co. Inc.	56	2,011
La-Z-Boy Inc. (c)	351	3,355

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
M/I Homes Inc. (c)	158	2,373
MDC Holdings Inc.	77	1,957
Men’s Wearhouse Inc.	169	4,568
Pier 1 Imports Inc. (c)	225	2,284
Regis Corp.	239	4,245
Saks Inc. (c) (e)	211	2,390
Thor Industries Inc.	214	7,128
Tuesday Morning Corp. (c) (e)	166	811
Warnaco Group Inc. (c)	35	2,024
West Marine Inc. (c) (e)	155	1,617
Winnebago Industries Inc. (c) (e)	153	2,051

		77,125
CONSUMER STAPLES - 1.8%
Casey’s General Stores Inc.	74	2,874
Lancaster Colony Corp. (e)	75	4,521

		7,395
ENERGY - 12.4%
Arch Coal Inc.	23	829
Atwood Oceanics Inc. (c)	123	5,730
Bristow Group Inc. (c)	144	6,792
Global Industries Ltd. (c)	461	4,514
Helix Energy Solutions Group Inc. (c)	245	4,205
Oil States International Inc. (c)	63	4,789
Overseas Shipholding Group Inc.	88	2,816
Rowan Cos. Inc. (c)	140	6,190
Teekay Corp.	77	2,859
Tidewater Inc.	121	7,230
Unit Corp. (c)	88	5,476

		51,430
FINANCIALS - 12.3%
American National Insurance Co.	14	1,109
Arthur J Gallagher & Co.	81	2,466
Aspen Insurance Holdings Ltd.	170	4,688
Chemical Financial Corp.	80	1,602
Erie Indemnity Co. - Class A	1	57
Hanover Insurance Group Inc.	47	2,140
HCC Insurance Holdings Inc.	49	1,537
Montpelier Re Holdings Ltd.	221	3,910
Old Republic International Corp.	317	4,022
Peoples Bancorp Inc. (e)	33	394
Protective Life Corp.	245	6,500
RLI Corp.	44	2,560
StanCorp Financial Group Inc.	88	4,054
Tower Group Inc.	191	4,599
Transatlantic Holdings Inc.	99	4,828
TrustCo Bank Corp.	325	1,927
Validus Holdings Ltd.	138	4,597

		50,990
HEALTH CARE - 4.3%
Mettler Toledo International Inc. (c)	14	2,408
Pharmaceutical Product Development Inc.	143	3,957
STERIS Corp.	141	4,867
Teleflex Inc.	72	4,192
West Pharmaceutical Services Inc.	56	2,489

		17,913
INDUSTRIALS - 29.8%
ABM Industries Inc.	191	4,855
American Woodmark Corp.	104	2,163
AO Smith Corp.	46	2,044
Apogee Enterprises Inc.	118	1,551
Applied Industrial Technologies Inc.	69	2,288
Astec Industries Inc. (c)	102	3,819
Brady Corp. - Class A	120	4,272

	Shares/Par (p)	Value
Briggs & Stratton Corp.	145	3,287
Carlisle Cos. Inc.	110	4,914
Ceradyne Inc. (c)	81	3,665
CIRCOR International Inc.	46	2,160
CNH Global NV (c)	12	578
EMCOR Group Inc. (c)	85	2,626
Franklin Electric Co. Inc.	66	3,058
Gardner Denver Inc.	52	4,050
Genesee & Wyoming Inc. - Class A (c)	92	5,372
Gibraltar Industries Inc. (c) (e)	191	2,281
Graco Inc.	119	5,432
Granite Construction Inc.	197	5,524
Insperity Inc.	78	2,382
Kennametal Inc.	127	4,961
Lincoln Electric Holdings Inc.	56	4,286
Mine Safety Appliances Co.	105	3,843
Mueller Industries Inc.	166	6,072
Nordson Corp.	32	3,659
Powell Industries Inc. (c)	47	1,862
Roper Industries Inc.	20	1,729
Schawk Inc.	31	597
Simpson Manufacturing Co. Inc.	139	4,101
SkyWest Inc.	274	4,634
Timken Co.	21	1,098
Trinity Industries Inc.	229	8,386
Universal Forest Products Inc.	138	5,065
Wabash National Corp. (c)	333	3,861
Watts Water Technologies Inc. - Class A	83	3,166

		123,641
INFORMATION TECHNOLOGY - 3.2%
Benchmark Electronics Inc. (c)	317	6,017
Cohu Inc.	165	2,536
Rofin-Sinar Technologies Inc. (c)	117	4,610

		13,163
MATERIALS - 6.9%
A. Schulman Inc.	51	1,254
AptarGroup Inc.	66	3,283
Cabot Corp.	102	4,708
Glatfelter	69	925
Reliance Steel & Aluminum Co.	81	4,703
RPM International Inc.	231	5,489
Sensient Technologies Corp.	69	2,480
Steel Dynamics Inc.	222	4,159
United States Steel Corp.	5	270
Westlake Chemical Corp.	22	1,236

		28,507
UTILITIES - 2.7%
Energen Corp.	49	3,093
NV Energy Inc.	358	5,334
PNM Resources Inc.	203	3,030

		11,457

Total Common Stocks (cost $313,731)		381,621

SHORT TERM INVESTMENTS - 11.6%
Investment Company - 8.4%
JNL Money Market Fund, 0.08% (a) (h)	34,981	34,981
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	12,788	12,788

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	515	503

		13,291

Total Short Term Investments (cost $48,284)		48,272

Total Investments - 103.6% (cost $362,015)		429,893
Other Assets and Liabilities, Net - (3.6%)		(14,889)

Total Net Assets - 100.0%		$415,004

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.1%
Adjustable Rate Mortgage Trust REMIC, 2.83%, 04/25/35 (i)	$302	$284
American Home Mortgage Assets REMIC, 1.01%, 02/25/47 (i)	3,348	1,670
Amortizing Residential Collateral Trust REMIC, 2.05%, 08/25/32 (i)	55	22
Arkle Master Issuer Plc, 1.71%, 08/17/13 (i) (r)	4,600	4,601
Asset Backed Securities Corp. Home Equity REMIC, 3.11%, 04/15/33 (i)	43	30
Banc of America Funding Corp. REMIC 5.61%, 06/20/36 (i)	1,929	1,472
5.79%, 10/25/36 (i) (q)	98	68
0.53%, 06/20/47 (i)	1,700	936
Banc of America Mortgage Securities Inc. REMIC, 3.18%, 09/25/35 (i)	1,087	912
BCAP LLC Trust REMIC, 0.89%, 11/25/36 (i)	23	23
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.50%, 04/25/34 (i)	318	301
3.61%, 11/25/34 (i)	910	908
Bear Stearns Alt-A Trust II REMIC, 5.45%, 09/25/47 (i)	2,801	1,757
Bear Stearns Mortgage Funding Trust REMIC, 0.41%, 12/25/36 (i)	3,173	1,967
Brazos Higher Education Authority, 1.11%, 02/25/30 (i)	5,000	5,001
Brazos Higher Education Authority, Inc., 1.21%, 11/25/22 (i)	5,034	5,022
Carrington Mortgage Loan Trust REMIC, 0.48%, 01/25/34 (i)	66	65
Chase Mortgage Finance Corp. REMIC, 2.90%, 02/25/37 (i)	427	396
CIT Mortgage Loan Trust REMIC 1.70%, 09/25/24 (i) (q)	1,280	745
1.25%, 10/25/37 (i) (q)	456	439
1.50%, 10/25/37 (i) (q)	700	515
Citigroup Mortgage Loan Trust Inc. REMIC, 3.07%, 12/25/35 (i)	1,524	1,013
College Loan Corp. Trust, 1.76%, 03/01/42 (f) (i) (q)	1,000	905
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	436
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	141	148
Countrywide Alternative Loan Trust REMIC 1.81%, 09/25/35 (i)	276	180
1.67%, 11/25/47 (i)	4,418	2,414
Countrywide Asset-Backed Certificates REMIC, 1.50%, 06/25/34 (i)	198	61

	Shares/Par (p)	Value
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.83%, 02/19/34 (i)	428	398
3.08%, 11/20/34 (i)	423	361
Credit Suisse Mortgage Capital Certificates REMIC
6.50%, 10/25/21 (q)	2,568	2,002
5.44%, 02/15/39 (i)	3,060	3,282
5.47%, 09/15/39	6,000	6,352
Deutsche Bank Alternate Loan Trust REMIC, 1.92%, 08/25/35 (i)	407	321
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.23%, 03/19/46 (i)	461	260
Educational Services of America Inc., 1.15%, 07/25/23 (i) (q)	1,618	1,619
FDIC Structured Sale Guaranteed Notes REMIC, 0.80%, 03/02/48 (i) (r)	750	751
First Horizon Asset Securities Inc. REMIC, 2.77%, 12/25/34 (i)	166	159
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.00%, 05/17/32 (i) (q)	1,920	67
GMAC Mortgage Corp. Loan Trust REMIC 7.00%, 09/25/37 (i)	293	208
7.00%, 09/25/37 (i)	376	257
Goal Capital Funding Trust, 1.01%, 08/25/48 (i) (r)	1,610	1,604
Granite Mortgages Plc 0.45%, 12/31/20 (i)	302	290
1.39%, 01/20/44 (i), EUR	1,058	1,439
1.31%, 09/20/44 (i), EUR	409	555
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35 (i) (q)	109	98
GSR Mortgage Loan Trust REMIC, 2.90%, 10/25/35 (i)	589	442
Harborview Mortgage Loan Trust REMIC 0.59%, 06/20/35 (i)	1,138	949
3.64%, 08/19/36 (i)	2,015	1,262
Holmes Master Issuer Plc REMIC, 1.70%, 10/15/54 (i) (r)	2,000	2,003
HSBC Home Equity Loan Trust REMIC, 1.45%, 11/20/36 (i)	1,467	1,345
Impac CMB Trust REMIC, 0.89%, 03/25/35 (i) (q)	150	94
IndyMac Index Mortgage Loan Trust REMIC
0.87%, 06/25/34 (i)	331	237
2.71%, 03/25/35 (i)	599	510
2.59%, 08/25/35 (i)	683	568
0.46%, 05/25/46 (i)	1,026	649
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	7,457
LB-UBS Commercial Mortgage Trust REMIC, 5.37%, 09/15/39	1,000	1,067
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,141	2,819
Lehman XS Trust REMIC
0.51%, 02/25/46 (i)	2,141	1,288
1.10%, 09/25/47 (i)	1,535	1,064
Luminent Mortgage Trust REMIC, 0.44%, 05/25/46 (i)	621	348
MASTR Adjustable Rate Mortgages Trust REMIC
3.64%, 10/25/34 (i)	286	237
3.59%, 12/25/34 (i)	92	71
2.97%, 01/25/36 (i)	727	623
1.51%, 12/25/46 (i)	3,969	1,335
MASTR Seasoned Securities Trust REMIC, 4.22%, 10/25/32 (i)	309	276

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Merit Securities Corp. REMIC, 1.75%, 09/28/32 (i) (q)	208	196
Merrill Lynch Alternative Note Asset Trust
REMIC, 0.44%, 07/25/37 (i)	772	430
Mid-State Trust, 7.34%, 07/01/35	214	224
Morgan Stanley Capital I REMIC, 5.20%, 11/14/42 (i)	1,500	1,616
Morgan Stanley Mortgage Loan Trust REMIC
2.95%, 08/25/34 (i)	175	144
2.62%, 03/25/36 (i)	1,728	1,054
NCUA Guaranteed Notes
0.69%, 01/08/20 (i)	2,652	2,656
0.62%, 03/06/20 (f) (i)	4,200	4,200
0.67%, 03/11/20 (i)	3,700	3,700
0.59%, 12/07/20 (i)	2,316	2,319
REMIC, 0.61%, 11/06/17 (i)	3,168	3,169
REMIC, 2.65%, 01/01/18	4,459	4,386
REMIC, 0.64%, 02/06/20 (i)	3,200	3,200
REMIC, 0.69%, 10/07/20 (i)	2,513	2,516
REMIC, 1.84%, 10/07/20	824	827
Nelnet Student Loan Trust, 1.10%, 02/25/43 (i) (r)	6,452	6,452
Permanent Master Issuer Plc, 0.89%, 04/15/20, GBP	2,000	3,132
Residential Accredit Loans Inc. REMIC
6.13%, 11/25/37 (i)	4,187	2,050
1.31%, 01/25/46 (i)	1,255	770
Residential Funding Mortgage Securities I Inc. REMIC
3.02%, 08/25/35 (i)	700	499
5.20%, 09/25/35 (i)	894	781
Silverstone Master Issuer PLC, 1.70%, 01/21/55 (i) (r)	4,800	4,810
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.59%, 05/25/34 (i)	623	591
2.55%, 09/25/34 (i)	256	228
2.71%, 11/25/34 (i)	1,225	1,066
Structured Asset Mortgage Investments Inc.
REMIC, 2.64%, 08/25/35 (i)	92	79
Wachovia Bank Commercial Mortgage Trust, 5.77%, 07/15/45 (i)	4,500	4,870
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.69%, 06/25/34 (i)	742	743
2.67%, 12/25/35 (i)	962	923
4.71%, 09/25/36 (i)	1,402	1,113
0.48%, 04/25/45 (i)	167	144
Wells Fargo Alternative Loan Trust REMIC, 6.13%, 12/25/37 (i)	3,086	2,365
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.91%, 04/25/36 (i)	285	251

Total Non-U.S. Government Agency Asset- Backed Securities (cost $156,692)		138,462

CORPORATE BONDS AND NOTES - 34.3%
CONSUMER DISCRETIONARY - 2.4%
Allison Transmission Inc., 11.25%, 11/01/15 (r)	1,000	1,086
Charter Communications Operating LLC
8.00%, 04/30/12 (r)	1,125	1,181
10.88%, 09/15/14 (r)	875	980
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	401
Comcast Holdings Corp., 10.63%, 07/15/12	875	976
COX Communications Inc., 8.38%, 03/01/39 (r)	1,505	1,910
CSC Holdings Inc., 7.63%, 04/01/11	250	250

	Shares/Par (p)	Value
DIRECTV Holdings LLC
3.50%, 03/01/16	625	626
5.88%, 10/01/19	825	892
6.35%, 03/15/40	650	650
6.00%, 08/15/40	800	766
DISH DBS Corp., 6.63%, 10/01/14	575	609
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	1,975	2,212
NBC Universal Inc, 4.38%, 04/01/21 (r)	3,675	3,519
News America Inc., 6.15%, 02/15/41 (r)	1,975	1,959
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,410
Whirlpool Corp.
8.00%, 05/01/12 (l)	400	426
8.60%, 05/01/14 (l)	500	580
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	778	907

		22,340

CONSUMER STAPLES - 0.7%
Anheuser-Busch InBev Worldwide Inc.
7.20%, 01/15/14	850	966
7.75%, 01/15/19	1,325	1,630
Bunge Ltd. Finance Corp., 4.10%, 03/15/16	1,725	1,729
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,258
6.50%, 02/09/40	1,025	1,095

		6,678

ENERGY - 2.7%
Anadarko Petroleum Corp., 6.38%, 09/15/17	2,176	2,395
BP Capital Markets Plc, 3.88%, 03/10/15 (e)	1,125	1,168
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)	275	297
DCP Midstream LLC, 9.75%, 03/15/19 (r)	800	1,031
Dolphin Energy Ltd., 5.89%, 06/15/19 (r)	775	824
El Paso Corp.
7.88%, 06/15/12 (e)	170	181
7.80%, 08/01/31	33	37
7.75%, 01/15/32	515	577
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,975	2,172
Energy Transfer Partners LP, 5.95%, 02/01/15	2,000	2,193
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,281
7.03%, 01/15/68 (e) (i)	775	804
Nexen Inc.
6.40%, 05/15/37	680	679
7.50%, 07/30/39	1,050	1,182
Petrobras International Finance Co., 5.38%, 01/27/21 (e)	960	963
Petroleos Mexicanos, 8.00%, 05/03/19	1,940	2,330
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (q)	1,360	1,359
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,381
Transocean Inc.
4.95%, 11/15/15	750	793
6.50%, 11/15/20 (e)	2,550	2,811

		24,458
FINANCIALS - 22.7%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	5,700	5,903
Ally Financial Inc., 6.88%, 09/15/11 (e)	3,400	3,464
Bank of America Corp.
3.63%, 03/17/16 (e)	900	887
5.42%, 03/15/17	1,300	1,327
5.63%, 07/01/20	2,225	2,284

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
5.88%, 01/05/21	1,675	1,749
Bank of Scotland Plc, 5.25%, 02/21/17 (q)	1,500	1,541
BB&T Corp., 3.20%, 03/15/16	2,025	2,011
BBVA Bancomer SA, 7.25%, 04/22/20 (e) (r)	2,125	2,145
Bear Stearns Cos. Inc., 7.25%, 02/01/18	1,475	1,719
Brandywine Operating Partnership LP, 4.95%, 04/15/18	1,775	1,755
BRFkredit AS, 2.05%, 04/15/13 (r)	8,300	8,457
Caisse Centrale Desjardins du Quebec, 2.55%, 03/24/16 (e) (q)	2,800	2,763
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 (e) (r)	4,100	4,172
2.60%, 07/02/15 (e) (r)	1,400	1,408
2.75%, 01/27/16 (e) (r)	5,700	5,707
Capital One Capital III, 7.69%, 08/15/36 (i)	1,125	1,157
Chubb Corp., 6.38%, 03/29/67 (i)	825	868
Cie de Financement Foncier
1.63%, 07/23/12 (e) (r)	2,400	2,405
2.13%, 04/22/13 (e) (r)	6,900	6,958
CIT Group Inc., 7.00%, 05/01/13 (e)	2,192	2,233
Citigroup Inc.
6.38%, 08/12/14	1,325	1,465
5.00%, 09/15/14	2,475	2,584
5.38%, 08/09/20 (e)	2,525	2,599
Danske Bank A/S, 2.50%, 05/10/12 (r)	2,000	2,035
Developer Diversified Realty Corp., 7.50%, 04/01/17	1,250	1,410
Developers Diversified Realty Corp.
9.63%, 03/15/16	795	969
4.75%, 04/15/18	750	730
Discover Bank, 8.70%, 11/18/19	2,325	2,786
DnB NOR Boligkreditt, 2.10%, 10/14/15 (i) (r)	4,600	4,452
DnB NOR Boligkreditt AS, 2.90%, 03/29/16 (q)	6,900	6,858
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (q)	1,290	1,308
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	700	742
ENEL Finance International SA, 5.13%, 10/07/19 (e) (r)	1,300	1,311
Fifth Third Bancorp
0.42%, 05/17/13 (i)	1,325	1,303
3.63%, 01/25/16	950	949
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,863
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,009
Ford Motor Credit Co. LLC, 5.56%, 06/15/11 (e) (i)	600	605
HCP Inc., 5.38%, 02/01/21 (e)	2,350	2,373
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,901
HSBC Bank USA, 4.88%, 08/24/20	1,498	1,466
HSBC Bank USA Credit Linked Note (Nota Do
Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (i) (q), BRL	4,840	6,079
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,775
ING Bank NV, 2.50%, 01/14/16 (r)	4,600	4,413
International Lease Finance Corp., 8.25%,
12/15/20 (e)	1,250	1,370
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	2,050	2,243
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	1,650	1,677
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,545
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	3,400	3,484
Liberty Property LP, 4.75%, 10/01/20	2,350	2,322
Lloyds TSB Bank Plc, 6.50%, 09/14/20 (r)	615	605
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,189
MetLife Capital Trust X, 9.25%, 04/08/38 (i) (r)	500	604

	Shares/Par (p)	Value
Morgan Stanley
6.63%, 04/01/18	2,775	3,050
5.63%, 09/23/19	2,325	2,375
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,312
National Bank of Canada, 1.65%, 01/30/14 (e) (r)	1,100	1,102
Nationwide Financial Services, 5.38%, 03/25/21 (q)	2,425	2,402
Nordea Eiendomskreditt AS, 1.88%, 04/07/14 (i) (q)	4,600	4,591
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	2,175	2,297
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.43%, 10/01/35 (i)	3,000	3,026
PNC Bank NA, 6.88%, 04/01/18	975	1,106
PNC Funding Corp., 1.88%, 06/22/11	5,300	5,321
ProLogis, 1.88%, 11/15/37 (e)	1,075	1,066
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,533
4.50%, 11/15/20 (e)	1,550	1,518
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (r)	1,525	1,520
Royal Bank of Scotland Group Plc, 1.50%, 03/30/12 (r)	7,500	7,569
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (r)	1,850	1,921
Simon Property Group LP, 10.35%, 04/01/19 (e)	1,650	2,274
SLM Corp., 6.25%, 01/25/16	1,750	1,824
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	215
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (e) (r)	8,000	7,918
Springleaf Finance Corp., 5.38%, 10/01/12	125	123
Stadshypotek AB, 1.45%, 09/30/13 (r)	3,400	3,382
SunTrust Banks Inc., 3.60%, 04/15/16 (e)	1,325	1,317
Swedbank AB, 3.00%, 12/22/11 (r)	300	305
Swedbank Hypotek AB
0.76%, 03/28/14 (i) (q)	1,800	1,800
2.95%, 03/28/16 (e) (q)	3,200	3,171
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,024
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Ba1) (q), BRL	1,620	481
UPCB Finance III Ltd., 6.63%, 07/01/20 (r)	1,325	1,299
WEA Finance LLC
7.50%, 06/02/14 (r)	475	544
7.13%, 04/15/18 (r)	900	1,044
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	800	815
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (q)	1,225	1,220

		208,402
HEALTH CARE - 1.0%
Boston Scientific Corp., 4.50%, 01/15/15	2,050	2,114
Community Health Systems Inc., 8.88%, 07/15/15	2,075	2,189
DJO Finance LLC, 10.88%, 11/15/14	650	708
HCA Inc., 7.88%, 02/15/20	500	544
Hospira Inc., 5.60%, 09/15/40	1,150	1,099
Life Technologies Corp., 5.00%, 01/15/21	2,425	2,425

		9,079
INDUSTRIALS - 0.7%
Ashtead Capital Inc., 9.00%, 08/15/16 (q)	500	526

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Iron Mountain Inc.
6.63%, 01/01/16	1,625	1,633
8.75%, 07/15/18	525	553
L-3 Communications Corp., 6.38%, 10/15/15	951	979
TransDigm Inc., 7.75%, 12/15/18 (q)	500	537
Transnet Ltd., 4.50%, 02/10/16 (r)	2,100	2,144

		6,372
INFORMATION TECHNOLOGY - 0.2%
Agilent Technologies Inc., 5.50%, 09/14/15	1,925	2,094
MATERIALS - 1.1%
Anglo American Capital Plc, 9.38%, 04/08/19 (r)	625	833
ArcelorMittal, 6.13%, 06/01/18	1,375	1,456
Dow Chemical Co., 7.60%, 05/15/14 (l)	1,625	1,878
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	1,950	2,150
International Paper Co., 7.95%, 06/15/18 (e)	625	752
Methanex Corp., 8.75%, 08/15/12	175	189
PE Paper Escrow GmbH, 12.00%, 08/01/14 (r)	600	690
Plastipak Holdings Inc.., 8.50%, 12/15/15 (r)	600	630
Radnor Holdings Corp., 11.00%, 06/15/11 (c) (d) (f) (q)	125	—
Rock-Tenn Co., 5.63%, 03/15/13	200	206
Teck Resources Ltd., 10.75%, 05/15/19	1,425	1,820

		10,604
TELECOMMUNICATION SERVICES - 1.9%
Frontier Communications Corp., 6.25%, 01/15/13	1,800	1,899
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (q)	1,875	1,877
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15	875	903
Qwest Communications International Inc.
7.50%, 02/15/14	255	259
8.00%, 10/01/15	319	352
Qwest Corp.
8.88%, 03/15/12	125	134
8.38%, 05/01/16	750	892
Sprint Capital Corp., 8.38%, 03/15/12	500	528
Telecom Italia Capital SA
6.20%, 07/18/11	975	990
7.00%, 06/04/18	1,175	1,278
6.00%, 09/30/34	925	837
Telemar Norte Leste SA, 5.50%, 10/23/20 (r)	1,000	982
Verizon Communications Inc., 6.40%, 02/15/38	1,300	1,362
Vimpel Communications
6.49%, 02/02/16 (e) (r)	400	414
9.13%, 04/30/18	460	522
7.75%, 02/02/21 (e) (r)	730	767
Virgin Media Finance Plc
9.13%, 08/15/16	625	663
9.50%, 08/15/16	1,225	1,393
Windstream Corp., 8.63%, 08/01/16	1,181	1,252

		17,304
UTILITIES - 0.9%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,143
Nevada Power Co., 7.13%, 03/15/19	1,175	1,383
NRG Energy Inc., 7.38%, 02/01/16 (e)	2,250	2,329
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,504
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	658

		8,017

Total Corporate Bonds and Notes (cost $307,309)		315,348

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 45.9%
GOVERNMENT SECURITIES - 18.0%
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank
5.38%, 05/15/19	3,600	4,068
5.63%, 06/11/21	3,200	3,661

		7,729
Municipals - 2.9%
Connecticut State Health & Educational Facility Authority, 5.00%, 07/01/42	975	983
Dallas Area Rapid Transit, 5.25%, 12/01/48	675	662
Missouri Higher Education Loan Authority, 1.16%, 11/26/32 (i)	3,078	3,086
New York City Municipal Water Finance Authority, 5.38%, 06/15/43	675	683
New York State Dormitory Authority, 5.00%, 07/01/40	1,275	1,275
North Carolina Capital Facilities Finance Agency, 5.00%, 10/01/44	745	743
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.47%, 04/29/19 (i)	6,000	5,938
0.61%, 04/01/42 (f)	2,300	1,932
1.11%, 01/29/46 (f)	75	64
1.17%, 01/29/46 (f)	2,000	1,712
State of California
7.95%, 03/01/36	1,290	1,379
7.63%, 03/01/40	3,475	3,801
State of California Various Purpose Bond
7.50%, 04/01/34	1,625	1,749
7.55%, 04/01/39	1,325	1,440
State of Illinois, Transit Improvements, GO,
7.35%, 07/01/35	1,525	1,558

		27,005
Sovereign - 2.3%
Brazilian Government International Bond, 4.88%, 01/22/21	2,210	2,254
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (r)	2,100	2,281
Peruvian Government International Bond, 5.63%, 11/18/50	290	263
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,617
Qatar Government International Bond
5.15%, 04/09/14	290	311
5.25%, 01/20/20 (r)	4,350	4,515
Republic of Argentina, 2.84%, 12/15/35 (i), EUR	14,840	2,904
Swedish Housing Finance Corp., 3.13%, 03/23/12 (r)	1,100	1,123
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,622
5.98%, 04/01/36	1,250	1,438
4.63%, 09/15/60	800	741
United Mexican States, 6.05%, 01/11/40	1,000	1,030

		21,099
Treasury Inflation Index Securities - 2.4%
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 (n) (o)	6,324	6,337
1.13%, 01/15/21 (n)	2,768	2,809
2.38%, 01/15/25 - 01/15/27 (n)	11,352	12,694
2.13%, 02/15/41 (n)	503	531

		22,371

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
U.S. Treasury Securities - 9.5%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	13,930
4.50%, 02/15/36	5,700	5,755
4.25%, 11/15/40	1,300	1,243
U.S. Treasury Note
0.63%, 01/31/13	12,100	12,078
0.75%, 03/31/13	25,000	24,981
1.25%, 03/15/14 (e)	26,100	26,092
4.75%, 02/15/41	2,800	2,910

		86,989
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.9%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/15/26, TBA (g)	1,000	975
5.00%, 04/01/35, TBA (g)	3,000	3,131
5.00%, 12/01/35	192	201
5.50%, 01/01/36 - 01/01/40	7,767	8,304
5.98%, 01/01/37 (i)	805	854
6.00%, 09/01/37 - 11/01/38	2,871	3,165
6.50%, 01/01/38 - 12/01/38	4,280	4,864
4.50%, 09/01/39 - 10/01/39	2,773	2,835
REMIC, 1.00%, 06/15/21 (q)	—	—
REMIC, 0.00%,09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (q)	98	98

		24,427
Federal National Mortgage Association - 19.6%
Federal National Mortgage Association
5.00%, 03/01/18 - 07/01/36	5,923	6,309
4.50%, 05/01/18 - 01/01/40	5,951	6,147
6.50%, 02/01/19	2	2
4.51%, 06/01/19	4,400	4,571
6.00%, 09/01/19 - 11/01/38	4,539	4,967
4.50%, 05/01/20 - 04/01/34 , TBA (g)	65,000	66,390
3.42%, 10/01/20	1,200	1,144
3.54%, 10/01/20	2,800	2,656
3.38%, 11/01/20	1,700	1,614
3.63%, 12/01/20	900	870
3.76%, 12/01/20	5,189	5,075
5.50%, 09/01/23 - 08/01/39	14,797	16,045
8.00%, 08/01/29 - 02/01/31	91	104
7.00%, 07/01/32	12	13
6.00%, 04/15/34 (g)	13,000	14,138
2.29%, 11/01/35 (i)	86	88
5.00%, 04/12/36, TBA (g)	16,000	16,738
5.50%, 04/12/36, TBA (g)	7,000	7,486
2.57%, 05/01/36 (i)	526	536
2.75%, 05/01/36 - 08/01/36 (i)	1,072	1,109
2.62%, 09/01/36 (i)	539	557
4.00%, 10/01/39 - 02/01/40	5,446	5,365
3.50%, 04/15/41, TBA (g)	4,000	3,766
4.00%, 04/15/41, TBA (g)	13,000	12,785
3.74%, 05/01/41, TBA (g)	1,500	1,503
REMIC, 10.40%, 04/25/19	1	1
		179,979
Government National Mortgage Association - 5.6%
Government National Mortgage Association
3.95%, 07/15/25	1,087	1,082
6.00%, 06/15/34 - 11/15/38	281	311
4.50%, 04/01/35 - 04/15/41 , TBA (g)	19,000	19,595
5.00%, 04/01/35 - 04/15/41 , TBA (g)	28,000	29,696
4.50%, 06/15/39 - 10/15/39	275	285
5.00%, 07/15/39	87	92

	Shares/Par (p)	Value
3.50%, 10/15/40 - 01/15/41	960	916

		51,977

Total Government and Agency Obligations (cost $417,089)		421,576

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q)	491	—
MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	2	—

Total Common Stocks (cost $226)		—

SHORT TERM INVESTMENTS - 28.6%
Investment Company - 21.0%
JNL Money Market Fund, 0.08% (a) (h)	193,403	193,403
Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	69,698	69,698
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	322	315

		70,013

Total Short Term Investments (cost $263,423)		263,416

Total Investments - 123.9% (cost $1,144,739)		1,138,802
Other Assets and Liabilities, Net - (23.9%) (o)		(219,429)

Total Net Assets - 100.0%		$919,373

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 10.3%
ENERGY - 1.0%
Gazprom Via Gaz Capital SA
5.09%, 11/29/15 (r)	$1,510	$1,576
9.25%, 04/23/19	4,950	6,156

		7,732
FINANCIALS - 7.2%
Barclays Bank Plc-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f) (q), IDR	82,000,000	10,604
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (q), BRL	3,300	4,145
Credit Suisse Nassau-Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (q), BRL	2,300	2,889
Deutsche Bank AG-Credit Linked Note (Indonesia Government,10.75%, 5/15/2016, Moody rating Ba1) (f) (q), IDR	20,500,000	2,751
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14 (e), CNY	21,020	3,098
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f) (q), IDR	65,000,000	8,529

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba1) f) (q), IDR	91,000,000	11,778
JPMorgan Chase & Co., 6.00%, 10/10/12 (q), PHP	40,000	977
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f) (q), IDR	16,100,000	2,041
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba1) (f) (q), IDR	20,000,000	2,883
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	18,873	668
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	8,718

		59,081
INDUSTRIALS - 1.1%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	580
10.50%, 09/17/20, ZAR	5,000	768
8.90%, 11/14/27, ZAR	57,000	7,619

		8,967
MATERIALS - 0.5%
Cemex SAB de CV, 5.30%, 09/30/15 (i) (q)	4,080	4,047
TELECOMMUNICATION SERVICES - 0.5%
Vimpel Communications
6.49%, 02/02/16 (e) (r)	540	559
9.13%, 04/30/18	1,430	1,622
7.75%, 02/02/21 (e) (r)	1,820	1,911

		4,092

Total Corporate Bonds and Notes (cost $77,657)		83,919

GOVERNMENT AND AGENCY OBLIGATIONS - 59.0%
GOVERNMENT SECURITIES - 59.0%
Sovereign - 57.3%
Argentina Government International Bond, 3.26%, 12/15/35 (i),	4,110	664
Argentine Republic Government International Bond, 7.82%, 12/31/33, EUR	190	264
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/12 - 01/01/21, BRL	67,732	37,719
Chile Government International Bond, 5.50%, 08/05/20, CLP	589,500	1,216
Colombia Government International Bond
7.75%, 04/14/21, COP	15,815,000	9,115
9.85%, 06/28/27, COP	14,609,000	9,408
Hungary Government International Bond
5.50%, 02/12/14 - 02/12/16 , HUF	5,590,180	28,312
8.00%, 02/12/15, HUF	6,686,000	37,166
6.50%, 06/24/19, HUF	238,790	1,221
Indonesia Government Bond
11.00%, 11/15/20, IDR	25,400,000	3,492
10.50%, 08/15/30, IDR	71,729,000	9,104
Indonesia Treasury Bond, 9.50%, 07/15/31, IDR	55,200,000	6,416
Malaysia Government Bond
3.43%, 08/15/14, MYR	26,000	8,580
3.74%, 02/27/15, MYR	65,675	21,861
4.26%, 09/15/16, MYR	61,000	20,693
4.38%, 11/29/19, MYR	57,700	19,540
4.16%, 07/15/21, MYR	5,900	1,954
Mexican Bonos - Series M, 8.00%, 06/11/20, MXN	86,169	7,483

	Shares/Par (p)	Value
Mexican Udibonos
4.00%, 06/13/19, MXN	44,104	18,006
2.50%, 12/10/20, MXN	36,112	12,915
Nota Do Tesouro Nacional
10.00%, 01/01/14, BRL	10,725	6,300
6.00%, 08/15/40, BRL	14,300	17,961
Peru Government International Bond, 9.91%, 05/05/15, PEN	750	309
Poland Government Bond
6.25%, 10/24/15, PLN	4,310	1,551
5.25%, 10/25/20, PLN	71,450	23,396
Republic of Argentina
2.84%, 12/15/35 (i), EUR	35,800	7,007
3.72%, 12/15/35, ARS	179,420	7,296
Republic of South Africa Government Bond
13.50%, 09/15/15 (e), ZAR	59,500	10,636
8.00%, 12/21/18, ZAR	17,540	2,498
6.75%, 03/31/21, ZAR	48,440	6,249
10.50%, 12/21/26, ZAR	208,030	34,610
Thailand Government Bond
5.25%, 05/12/14, THB	64,000	2,236
3.63%, 05/22/15, THB	1,041,200	34,747
3.13%, 12/11/15, THB	64,000	2,089
4.13%, 11/18/16, THB	495,050	16,882
2.80%, 10/10/17, THB	192,000	6,060
3.88%, 06/13/19, THB	89,500	3,023
Turkey Government Bond
0.00%,08/08/12 (j), TRY	47,825	27,551
11.00%, 08/06/14, TRY	5,775	3,955

		469,485
Treasury Inflation Index Securities - 1.7%
Poland Government Treasury Inflation Indexed
Bond, 3.00%, 08/24/16 (n), PLN	38,262	13,714

Total Government and Agency Obligations (cost $463,492)		483,199

SHORT TERM INVESTMENTS - 28.6%
Investment Company - 24.8%
JNL Money Market Fund, 0.08% (a) (h)	202,777	202,777
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	15,754	15,754
Treasury Securities - 1.9%
Bank of Thailand Treasury Bill
0.07%, 08/04/11, THB	$158,500	5,192
0.07%, 11/03/11, THB	145,000	4,721
0.06%, 04/21/11, THB	60,000	1,981
0.07%, 10/06/11, THB	107,000	3,502

		15,396

Total Short Term Investments (cost $233,917)		233,927

Total Investments - 97.9% (cost $775,066)		801,045
Other Assets and Liabilities, Net - 2.1% (o)		17,329

Total Net Assets - 100.0%		$818,374

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 13.0%
CBS Corp. - Class B	281	$7,030
DISH Network Corp. - Class A (c)	468	11,407

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Hasbro Inc.	160	7,508
Lear Corp.	244	11,934
Liberty Global Inc. (c) (e)	170	7,047
Liberty Media Corp. - Interactive (c)	555	8,907
Mohawk Industries Inc. (c)	59	3,589
Newell Rubbermaid Inc.	441	8,444
NVR Inc. (c)	6	4,779
Royal Caribbean Cruises Ltd. (c)	142	5,859
Scripps Networks Interactive Inc.	105	5,247
TRW Automotive Holdings Corp. (c)	122	6,723
Wyndham Worldwide Corp.	188	5,987

		94,461
CONSUMER STAPLES - 4.7%
ConAgra Foods Inc.	286	6,799
Energizer Holdings Inc. (c)	103	7,342
Hansen Natural Corp. (c)	57	3,413
HJ Heinz Co.	64	3,149
JM Smucker Co.	182	13,010

		33,713
ENERGY - 11.6%
Alpha Natural Resources Inc. (c) (e)	134	7,932
Cameron International Corp. (c)	154	8,812
Consol Energy Inc.	67	3,581
Forest Oil Corp. (c)	283	10,698
Frontier Oil Corp.	236	6,931
Helmerich & Payne Inc.	51	3,474
Newfield Exploration Co. (c)	296	22,481
Oil States International Inc. (c)	97	7,381
Pioneer Natural Resources Co.	64	6,535
QEP Resources Inc.	156	6,304

		84,129
FINANCIALS - 27.9%
Alexandria Real Estate Equities Inc.	46	3,587
AvalonBay Communities Inc.	46	5,498
Camden Property Trust	74	4,231
CIT Group Inc. (c)	159	6,747
Douglas Emmett Inc.	103	1,940
Essex Property Trust Inc. (e)	18	2,240
Everest Re Group Ltd.	131	11,523
Fifth Third Bancorp	671	9,319
First Republic Bank (c) (e)	55	1,685
Genworth Financial Inc. - Class A (c)	555	7,472
Hartford Financial Services Group Inc.	304	8,177
Host Hotels & Resorts Inc.	396	6,977
Invesco Ltd.	302	7,729
Janus Capital Group Inc.	387	4,831
Kimco Realty Corp.	377	6,906
Lazard Ltd. - Class A	95	3,931
Legg Mason Inc.	199	7,180
Lincoln National Corp.	183	5,496
M&T Bank Corp.	87	7,662
Marsh & McLennan Cos. Inc.	143	4,267
MFA Financial Inc.	751	6,161
NASDAQ OMX Group Inc. (c)	223	5,755
PartnerRe Ltd.	14	1,134
Principal Financial Group Inc.	449	14,412
SLM Corp. (c)	701	10,722
SunTrust Banks Inc.	307	8,859
Tanger Factory Outlet Centers Inc.	193	5,071
Unum Group	274	7,186
Ventas Inc.	125	6,814
WR Berkley Corp.	283	9,103
XL Group Plc	375	9,215

		201,830

	Shares/Par (p)	Value
HEALTH CARE - 6.4%
Aetna Inc.	187	6,982
Biogen Idec Inc. (c)	78	5,709
Boston Scientific Corp. (c)	1,242	8,928
Hologic Inc. (c)	317	7,047
Kinetic Concepts Inc. (c)	155	8,428
Patterson Cos. Inc.	108	3,475
Warner Chilcott Plc	262	6,091

		46,660
INDUSTRIALS - 10.0%
BE Aerospace Inc. (c)	145	5,147
Cooper Industries Plc	89	5,744
Eaton Corp.	67	3,694
GrafTech International Ltd. (c)	170	3,505
JetBlue Airways Corp. (c) (e)	679	4,255
Kansas City Southern (c)	106	5,763
Masco Corp.	602	8,374
Parker Hannifin Corp.	82	7,768
Pentair Inc.	235	8,890
Republic Services Inc. - Class A	177	5,302
Ryder System Inc.	72	3,656
Spirit Aerosystems Holdings Inc. (c)	102	2,620
Textron Inc.	283	7,742

		72,460
INFORMATION TECHNOLOGY - 6.5%
Amphenol Corp. - Class A	90	4,892
BMC Software Inc. (c)	106	5,278
Brocade Communications Systems Inc. (c)	695	4,271
Check Point Software Technologies Ltd. (c)	77	3,942
Electronic Arts Inc. (c)	127	2,474
ON Semiconductor Corp. (c)	641	6,325
Parametric Technology Corp. (c)	244	5,494
Polycom Inc. (c)	75	3,893
Quest Software Inc. (c)	139	3,521
Xilinx Inc.	216	7,069

		47,159
MATERIALS - 4.5%
Albemarle Corp.	21	1,267
Cliffs Natural Resources Inc.	45	4,404
Cytec Industries Inc.	95	5,185
Huntsman Corp.	468	8,136
Owens-Illinois Inc. (c)	105	3,172
Stillwater Mining Co. (c)	174	4,000
Temple-Inland Inc.	166	3,875
Thompson Creek Metals Co. Inc. (c)	191	2,399

		32,438
TELECOMMUNICATION SERVICES - 3.2%
CenturyTel Inc.	224	9,307
Clearwire Corp. - Class A (c) (e)	543	3,038
Sprint Nextel Corp. (c)	2,301	10,676

		23,021
UTILITIES - 9.5%
CMS Energy Corp.	388	7,620
DPL Inc.	74	2,037
Edison International	84	3,086
Northeast Utilities	216	7,469
NV Energy Inc.	372	5,545
Pinnacle West Capital Corp.	111	4,732
PPL Corp.	351	8,890
SCANA Corp.	191	7,530
Sempra Energy	130	6,955
Westar Energy Inc. (e)	130	3,423

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Xcel Energy Inc.	485	11,591

		68,878

Total Common Stocks (cost $627,279)		704,749

SHORT TERM INVESTMENTS - 7.0%
Investment Company - 3.7%
JNL Money Market Fund, 0.08% (a) (h)	26,869	26,869
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	23,610	23,610
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	356	348

		23,958

Total Short Term Investments (cost $50,835)		50,827

Total Investments - 104.3% (cost $678,114)		755,576
Other Assets and Liabilities, Net - (4.3%)		(30,844)

Total Net Assets - 100.0%		$724,732

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 127.9%
CONSUMER DISCRETIONARY - 19.1%
CBS Corp. - Class B (o)	83	$2,086
Comcast Corp. - Class A (o)	115	2,838
DISH Network Corp. - Class A (c) (o)	109	2,658
Ford Motor Co. (c) (o)	122	1,813
Fossil Inc. (c)	8	780
General Motors Co. (c) (o)	18	551
Hasbro Inc.	27	1,269
Johnson Controls Inc. (o)	35	1,441
Jos. A. Bank Clothiers Inc. (c) (o)	26	1,320
Lear Corp. (o)	40	1,978
Liberty Media Corp. - Interactive (c) (o)	70	1,128
Lowe’s Cos. Inc. (o)	45	1,194
Newell Rubbermaid Inc. (o)	65	1,250
Phillips-Van Heusen Corp.	10	657
TRW Automotive Holdings Corp. (c)	14	767
Yum! Brands Inc. (o)	19	983

		22,713
CONSUMER STAPLES - 9.8%
CVS Caremark Corp.	30	1,023
General Mills Inc. (o)	66	2,423
Hansen Natural Corp. (c)	11	632
PepsiCo Inc. (o)	46	2,958
Procter & Gamble Co. (o)	20	1,231
Unilever NV - NYS (o)	53	1,675
Wal-Mart Stores Inc. (o)	33	1,711

		11,653
ENERGY - 15.1%
Cameron International Corp. (c) (o)	38	2,187
ConocoPhillips	22	1,745
Devon Energy Corp. (o)	38	3,475
Forest Oil Corp. (c) (o)	51	1,927
Hess Corp.	15	1,305
Newfield Exploration Co. (c) (o)	44	3,341
Occidental Petroleum Corp. (o)	20	2,040
Schlumberger Ltd. (o)	20	1,857

		17,877

	Shares/Par (p)	Value
FINANCIALS - 22.6%
AFLAC Inc. (o)	16	869
Allstate Corp. (o)	47	1,483
Ameriprise Financial Inc.	8	474
Bank of America Corp. (o)	192	2,553
Bank of New York Mellon Corp. (o)	39	1,172
Capital One Financial Corp. (o)	23	1,178
Franklin Resources Inc. (o)	12	1,552
Hartford Financial Services Group Inc. (o)	55	1,489
Invesco Ltd. (o)	57	1,460
JPMorgan Chase & Co. (o)	100	4,625
MFA Financial Inc. (o)	79	646
Prudential Financial Inc. (o)	42	2,599
State Street Corp. (o)	27	1,209
SunTrust Banks Inc. (o)	53	1,516
Travelers Cos. Inc. (o)	25	1,497
U.S. Bancorp (o)	96	2,532

		26,854
HEALTH CARE - 11.7%
Baxter International Inc. (o)	18	942
Biogen Idec Inc. (c) (o)	27	1,969
Boston Scientific Corp. (c) (o)	185	1,334
Celgene Corp. (c) (o)	23	1,328
ICON Plc - ADR (c)	39	846
Merck & Co. Inc. (o)	87	2,859
Teva Pharmaceutical Industries Ltd. - ADR (o)	60	3,025
WellPoint Inc. (o)	23	1,586

		13,889
INDUSTRIALS - 12.8%
Boeing Co. (o)	48	3,583
General Electric Co. (o)	243	4,882
Honeywell International Inc. (o)	52	3,093
Illinois Tool Works Inc. (o)	25	1,333
Textron Inc. (o)	47	1,289
Union Pacific Corp. (o)	10	1,018

		15,198
INFORMATION TECHNOLOGY - 24.5%
Adobe Systems Inc. (c) (o)	79	2,607
Apple Inc. (c) (o)	14	4,952
BMC Software Inc. (c) (o)	14	700
Electronic Arts Inc. (c)	30	578
EMC Corp. (c) (o)	137	3,646
Google Inc. - Class A (c)	7	3,896
Microsoft Corp. (o)	122	3,082
Oracle Corp. (o)	76	2,521
Parametric Technology Corp. (c) (o)	52	1,163
QUALCOMM Inc. (o)	34	1,886
SS&C Technologies Holdings Inc. (c)	55	1,120
Texas Instruments Inc. (o)	42	1,467
Xilinx Inc. (o)	45	1,468

		29,086
MATERIALS - 4.4%
Cliffs Natural Resources Inc. (o)	15	1,476
Dow Chemical Co. (o)	32	1,205
Huntsman Corp. (o)	144	2,505

		5,186
TELECOMMUNICATION SERVICES - 5.0%
CenturyTel Inc. (o)	35	1,463
Clearwire Corp. - Class A (c) (o)	165	924
Sprint Nextel Corp. (c) (o)	773	3,587

		5,974

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
UTILITIES - 2.9%
American Electric Power Co. Inc.	30	1,050
Entergy Corp. (o)	18	1,181
PG&E Corp. (o)	28	1,246

		3,477

Total Common Stocks (cost $136,285)		151,907

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 5.1%
JNL Money Market Fund, 0.08% (a) (h)	6,048	6,048

Total Short Term Investments (cost $6,048)		6,048
Total Investments - 133.0% (cost $142,333)		157,955
Total Securities Sold Short - (32.5)%
(proceeds $34,879)		(38,573)
Other Assets and Liabilities, Net - (0.5%)		(622)

Total Net Assets - 100.0%		$118,760

Securities Sold Short - 32.5%
COMMON STOCKS - 32.5%
CONSUMER DISCRETIONARY - 8.7%
Aaron’s Inc.	15	$374
American Axle & Manufacturing Holdings Inc.	50	625
AutoNation Inc.	21	743
Federal-Mogul Corp.	9	236
Gap Inc.	24	533
Garmin Ltd.	18	624
Genuine Parts Co.	7	352
Harman International Industries Inc.	10	468
J.C. Penney Co. Inc.	19	698
KB Home	23	290
Men’s Wearhouse Inc.	11	296
NetFlix Inc.	4	856
New York Times Co. - Class A	150	1,418
Penske Auto Group Inc.	45	902
Pool Corp.	12	297
Regis Corp.	34	599
Toll Brothers Inc.	20	389
VF Corp.	5	462
Whirlpool Corp.	2	177

		10,339
CONSUMER STAPLES - 1.7%
Campbell Soup Co.	16	518
Kimberly-Clark Corp.	9	573
Kraft Foods Inc. - Class A	28	874

		1,965
ENERGY - 2.8%
Apache Corp.	10	1,261
Noble Energy Inc.	13	1,234
Transocean Ltd.	11	821

		3,316
FINANCIALS - 3.0%
ACE Ltd.	6	400
eHealth Inc.	37	488
Federated Investors Inc. - Class B	22	577
Jefferies Group Inc.	23	570
MetLife Inc.	8	346
TCF Financial Corp.	73	1,165

		3,546

	Shares/Par (p)	Value
HEALTH CARE - 3.0%
Bristol-Myers Squibb Co.	31	828
Laboratory Corp. of America Holdings	6	593
Medco Health Solutions Inc.	9	525
Medtronic Inc.	16	623
Pfizer Inc.	49	990

		3,559
INDUSTRIALS - 1.8%
Huntington Ingalls Industries Inc.	1	61
Joy Global Inc.	9	845
Northrop Grumman Systems Corp.	9	549
Precision Castparts Corp.	5	739

		2,194
INFORMATION TECHNOLOGY - 6.1%
Altera Corp.	12	535
International Business Machines Corp.	7	1,195
Intuit Inc.	19	991
Manhattan Associates Inc.	16	522
Novellus Systems Inc.	40	1,470
SAIC Inc.	43	720
SAP AG - ADR	17	1,024
Tech Data Corp.	16	808

		7,265
MATERIALS - 1.5%
EI Du Pont de Nemours & Co.	23	1,257
United States Steel Corp.	10	565

		1,822
TELECOMMUNICATION SERVICES - 2.8%
Telefonos de Mexico SAB de CV - ADR	57	1,039
US Cellular Corp.	20	1,021
Verizon Communications Inc.	16	635
Windstream Corp.	48	619

		3,314
UTILITIES - 1.1%
Exelon Corp.	17	719
Piedmont Natural Gas Co. Inc.	18	534

		1,253

Total Securities Sold Short - 32.5%
(proceeds $34,879)		$38,573

JNL/Invesco Global Real Estate Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 0.4%
Starwood Hotels & Resorts Worldwide Inc.	45	$2,615
FINANCIALS - 97.0%
Real Estate Investment Trusts - 68.8%
Diversified - REITS - 20.1%
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc (e)	698	6,188
Canadian Real Estate Investment Trust	86	3,077
CapitaCommercial Trust (e)	2,335	2,575
Corio NV	120	8,379
Derwent London Plc	176	4,645
Dexus Property Group	5,267	4,631
Digital Realty Trust Inc. (e)	117	6,798
Fonciere Des Regions	34	3,614

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Goodman Group	11,510	8,155
Hammerson Plc	722	5,178
Kenedix Realty Investment Corp.	—	1,937
Klepierre	117	4,762
Land Securities Group Plc	720	8,471
Mercialys SA	68	2,715
PS Business Parks Inc.	14	817
Segro Plc	724	3,734
Shaftesbury Plc	460	3,490
Stockland	3,411	13,089
Suntec Real Estate Investment Trust	3,506	4,283
Unibail-Rodamco SE	75	16,160
Vornado Realty Trust	230	20,130
Wereldhave NV	30	3,213

		136,041
Industrial - REITS - 2.7%
AMB Property Corp.	204	7,341
Hansteen Holdings Plc	455	621
ProLogis	639	10,203

		18,165
Office - REITS - 10.2%
Alexandria Real Estate Equities Inc.	72	5,578
Boston Properties Inc.	125	11,860
Douglas Emmett Inc.	169	3,169
Duke Realty Corp.	254	3,556
Great Portland Estates Plc	358	2,217
Highwoods Properties Inc.	148	5,164
ING Office Fund (e)	5,661	3,630
Japan Prime Realty Investment Corp.	1	2,913
Japan Real Estate Investment Corp. (e)	1	5,015
Kilroy Realty Corp.	90	3,508
Nippon Building Fund Inc.	1	5,336
Orix JREIT Inc.	—	2,648
SL Green Realty Corp.	151	11,378
Societe Immobiliere de Location pour l’Industrie et le Commerce	21	3,001

		68,973
Residential - REITS - 7.9%
AvalonBay Communities Inc.	110	13,207
BRE Properties Inc.	92	4,346
Camden Property Trust	166	9,448
Equity Residential	249	14,031
Essex Property Trust Inc.	90	11,116
Mid-America Apartment Communities Inc.	24	1,560

		53,708
Retail - REITS - 17.3%
Acadia Realty Trust	154	2,908
CapitaMall Trust	2,977	4,441
CFS Retail Property Trust	3,342	6,361
Developers Diversified Realty Corp.	167	2,338
Frontier Real Estate Investment Corp.	—	1,526
General Growth Properties Inc. (c)	257	3,983
Kimco Realty Corp.	639	11,714
Link Real Estate Investment Trust	1,464	4,581
Macerich Co.	218	10,819
Primaris Retail Real Estate Investment Trust	256	5,631
Regency Centers Corp.	217	9,448
RioCan Real Estate Investment Trust	111	2,912
Simon Property Group Inc.	275	29,461
Westfield Group	1,560	15,069
Westfield Retail Trust	2,188	5,930

		117,122
Specialized - REITS - 10.6%
Big Yellow Group Plc	444	2,357
Chartwell Seniors Housing REIT	395	3,774
DiamondRock Hospitality Co.	352	3,934

	Shares/Par (p)	Value
Extra Space Storage Inc.	202	4,177
HCP Inc.	216	8,200
Health Care REIT Inc.	274	14,395
Hersha Hospitality Trust	281	1,670
Host Hotels & Resorts Inc.	844	14,862
LaSalle Hotel Properties	18	492
Nationwide Health Properties Inc.	132	5,608
Public Storage	35	3,896
Sovran Self Storage Inc.	62	2,460
Ventas Inc.	109	5,926

		71,751
Real Estate Management & Development - 28.2%
Diversified - REITS - 0.3%
GPT Group	538	1,747

Real Estate Operating Companies - 23.0%
Agile Property Holdings Ltd. (e)	2,538	4,000
Beni Stabili SpA (c)	3,199	3,326
Brookfield Properties Corp.	667	11,811
CapitaLand Ltd.	2,916	7,634
China Overseas Land & Investment Ltd. (e)	3,893	7,918
China Resources Land Ltd.	578	1,082
City Developments Ltd.	146	1,334
Evergrande Real Estate Group Ltd.	8,211	4,518
Global Logistic Properties Ltd. (c)	2,096	3,109
Hang Lung Properties Ltd.	2,708	11,854
Henderson Land Development Co. Ltd.	99	686
Hongkong Land Holdings Ltd. (e)	1,761	12,327
Hysan Development Co. Ltd.	894	3,678
Keppel Land Ltd.	1,564	5,571
Kerry Properties Ltd.	987	4,933
Mitsui Fudosan Co. Ltd.	850	14,030
Multiplan Empreendimentos Imobiliarios SA	56	1,146
Retail Opportunity Investments Corp.	133	1,450
Shimao Property Holdings Ltd. (e)	1,758	2,490
Sino Land Co.	2,446	4,346
Sumitomo Realty & Development Co. Ltd.	405	8,102
Sun Hung Kai Properties Ltd.	1,577	24,977
Tokyu Land Corp.	557	2,424
Unite Group Plc (c)	592	2,053
Wharf Holdings Ltd.	1,607	11,084

		155,883
Real Estate Services - 4.9%
AEON Mall Co. Ltd.	48	1,026
Castellum AB (e)	310	4,504
Citycon Oyj (e)	190	870
Conwert Immobilien Invest SE	237	3,921
Mitsubishi Estate Co. Ltd.	784	13,261
Sponda OYJ (e)	701	3,983
Swiss Prime Site AG (c)	69	5,454

		33,019

Total Common Stocks (cost $604,583)		659,024

SHORT TERM INVESTMENTS - 6.5%
Investment Company - 2.1%
JNL Money Market Fund, 0.08% (a) (h)	13,819	13,819
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	29,129	29,129
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	809	790

		29,919

Total Short Term Investments (cost $43,757)		43,738

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Total Investments - 103.9% (cost $648,340)		702,762
Other Assets and Liabilities, Net - (3.9%)		(26,356)

Total Net Assets - 100.0%		$676,406

JNL/Invesco International Growth Fund
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 17.3%
Adidas AG	118	$7,447
Bayerische Motoren Werke AG	97	8,053
Compagnie Generale des Etablissements Michelin	39	3,334
Compass Group Plc	1,298	11,670
Denso Corp.	149	4,957
Eutelsat Communications Group SA	100	3,982
Grupo Televisa SA - ADR (c)	246	6,026
Hyundai Mobis	36	10,631
Informa Plc	837	5,595
Kingfisher Plc	1,392	5,490
Li & Fung Ltd.	666	3,412
Next Plc	175	5,565
Publicis Groupe	65	3,635
Puma AG Rudolf Dassler Sport	11	3,341
Reed Elsevier Plc	710	6,152
Toyota Motor Corp.	183	7,378
WPP Plc	461	5,683
Yamada Denki Co. Ltd.	134	9,013

		111,364
CONSUMER STAPLES - 11.8%
Anheuser-Busch InBev NV	172	9,825
British American Tobacco Plc	200	8,024
Danone SA	115	7,487
Fomento Economico Mexicano SAB de CV - ADR	91	5,328
Imperial Tobacco Group Plc	361	11,174
Koninklijke Ahold NV	454	6,093
Nestle SA	189	10,808
Reckitt Benckiser Group Plc	72	3,676
Tesco Plc	1,235	7,550
Unilever NV	183	5,736

		75,701
ENERGY - 11.8%
BG Group Plc	387	9,617
Canadian Natural Resources Ltd.	128	6,340
Cenovus Energy Inc.	162	6,408
EnCana Corp. (e)	121	4,192
Gazprom OAO - ADR	259	8,375
Petroleo Brasileiro SA - ADR	161	5,709
Royal Dutch Shell Plc - Class B	234	8,472
Suncor Energy Inc.	150	6,708
Talisman Energy Inc.	164	4,044
Total SA	101	6,125
WorleyParsons Ltd.	306	9,821

		75,811
FINANCIALS - 10.2%
Akbank T.A.S.	918	4,460
Banco Bradesco SA - ADR (e)	517	10,719
BNP Paribas SA	111	8,108
Fairfax Financial Holdings Ltd.	13	4,814
Industrial & Commercial Bank of China	11,702	9,718
Julius Baer Group Ltd. (c)	157	6,819

	Shares/Par (p)	Value
Kinnevik Investment AB	145	3,377
QBE Insurance Group Ltd. (e)	249	4,546
Swedbank AB (e)	325	5,557
United Overseas Bank Ltd.	498	7,427

		65,545
HEALTH CARE - 12.3%
Bayer AG	82	6,386
Cochlear Ltd. (e)	75	6,444
CSL Ltd.	164	6,045
Fresenius Medical Care AG & Co. KGaA	92	6,205
Novartis AG	151	8,200
Novo-Nordisk A/S	87	10,876
Roche Holding AG	53	7,539
Shire Plc	464	13,494
Smith & Nephew Plc	252	2,846
Teva Pharmaceutical Industries Ltd. - ADR	221	11,065

		79,100
INDUSTRIALS - 9.4%
ABB Ltd. (c)	170	4,092
Bharat Heavy Electricals Ltd.	59	2,733
Canadian National Railway Co.	43	3,223
Fanuc Ltd.	50	7,629
Hutchison Whampoa Ltd.	651	7,708
Keppel Corp. Ltd.	1,155	11,271
Komatsu Ltd.	181	6,157
Nidec Corp. (e)	133	11,504
Volvo AB (e)	336	5,907

		60,224
INFORMATION TECHNOLOGY - 9.3%
Canon Inc.	140	6,101
Cap Gemini SA	129	7,515
HON HAI Precision Industry Co. Ltd.	1,331	4,661
Infosys Technologies Ltd. - ADR	121	8,695
Keyence Corp.	23	5,882
NHN Corp. (c)	39	6,749
SAP AG	111	6,802
Taiwan Semiconductor Manufacturing Co. Ltd.	3,485	8,368
Telefonaktiebolaget LM Ericsson	417	5,378

		60,151
MATERIALS - 4.1%
Agrium Inc.	34	3,177
BHP Billiton Ltd.	264	12,700
Lafarge SA	50	3,129
Syngenta AG	22	7,085

		26,091
TELECOMMUNICATION SERVICES - 5.3%
America Movil SAB de CV - ADR	202	11,744
Koninklijke KPN NV	383	6,532
Philippine Long Distance Telephone Co.	72	3,829
VimpelCom Ltd. - ADR	189	2,668
Vodafone Group Plc	3,216	9,105

		33,878
UTILITIES - 2.4%
Centrica Plc	1,588	8,286
International Power Plc	1,489	7,355

		15,641

Total Common Stocks (cost $510,249)		603,506

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 10.2%
Investment Company - 5.6%
JNL Money Market Fund, 0.08% (a) (h)	36,114	36,114
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	28,940	28,940
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	785	766

		29,706

Total Short Term Investments (cost $65,839)		65,820

Total Investments - 104.1% (cost $576,088)		669,326
Other Assets and Liabilities, Net - (4.1%)		(26,313)

Total Net Assets - 100.0%		$643,013

JNL/Invesco Large Cap Growth Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 12.3%
Amazon.com Inc. (c)	85	$15,234
Chipotle Mexican Grill Inc. (c)	21	5,665
Coach Inc.	94	4,872
Comcast Corp. - Class A	612	15,137
DirecTV - Class A (c)	359	16,821
Ford Motor Co. (c)	241	3,589
Las Vegas Sands Corp. (c)	256	10,795
Limited Brands Inc.	493	16,222
NetFlix Inc. (c) (e)	54	12,861
Starwood Hotels & Resorts Worldwide Inc.	161	9,376
Tiffany & Co.	92	5,641
Walt Disney Co.	327	14,099

		130,312
CONSUMER STAPLES - 2.3%
Hansen Natural Corp. (c)	130	7,839
Mead Johnson Nutrition Co.	291	16,886

		24,725
ENERGY - 11.2%
Cameron International Corp. (c)	218	12,458
EOG Resources Inc.	93	11,024
Halliburton Co.	333	16,573
National Oilwell Varco Inc.	172	13,648
Peabody Energy Corp.	199	14,335
Schlumberger Ltd.	242	22,596
Transocean Ltd. (c)	127	9,868
Weatherford International Ltd. (c)	823	18,600

		119,102
FINANCIALS - 5.3%
Ameriprise Financial Inc.	254	15,494
Comerica Inc.	120	4,421
Franklin Resources Inc.	53	6,651
JPMorgan Chase & Co.	389	17,921
Moody’s Corp.	336	11,377

		55,864
HEALTH CARE - 9.5%
Allscripts-Misys Healthcare Solutions Inc. (c)	455	9,559
Baxter International Inc.	248	13,342
Dendreon Corp. (c)	216	8,098
Gilead Sciences Inc. (c)	312	13,231

	Shares/Par (p)	Value
Hospira Inc. (c)	261	14,386
Illumina Inc. (c)	175	12,268
McKesson Corp.	175	13,849
United Therapeutics Corp. (c)	118	7,938
UnitedHealth Group Inc.	185	8,346

		101,017
INDUSTRIALS - 13.0%
ABB Ltd. - ADR (c)	450	10,891
Cummins Inc.	70	7,642
Danaher Corp.	208	10,770
Deere & Co.	119	11,512
Embraer SA - ADR	240	8,083
Foster Wheeler AG (c)	439	16,513
Goodrich Corp.	231	19,770
Honeywell International Inc.	192	11,479
Ingersoll-Rand Plc	292	14,111
JB Hunt Transport Services Inc.	204	9,270
Union Pacific Corp.	187	18,353

		138,394
INFORMATION TECHNOLOGY - 35.6%
Accenture Plc - Class A	200	10,972
Agilent Technologies Inc. (c)	272	12,188
Apple Inc. (c)	230	80,316
Atmel Corp. (c)	655	8,926
Baidu.com - ADR (c)	228	31,452
Broadcom Corp. - Class A (c)	232	9,140
Citrix Systems Inc. (c)	217	15,924
Cognizant Technology Solutions Corp. - Class A (c)	169	13,745
EMC Corp. (c)	1,014	26,921
Google Inc. - Class A (c)	49	29,013
Hewlett-Packard Co.	241	9,859
Juniper Networks Inc. (c)	325	13,691
Micron Technology Inc. (c)	251	2,877
Oracle Corp.	503	16,783
QUALCOMM Inc.	260	14,270
Red Hat Inc. (c)	153	6,953
Rovi Corp. (c)	636	34,099
Salesforce.com Inc.	76	10,112
SanDisk Corp. (c)	220	10,150
Visa Inc. - Class A	176	12,961
Xilinx Inc.	241	7,899

		378,251
MATERIALS - 6.4%
CF Industries Holdings Inc.	75	10,238
Monsanto Co.	180	13,017
Potash Corp. of Saskatchewan Inc.	371	21,873
Silver Wheaton Corp. (e)	516	22,372

		67,500
TELECOMMUNICATION SERVICES - 2.0%
America Movil SAB de CV - ADR	133	7,742
American Tower Corp. - Class A (c)	263	13,608

		21,350

Total Common Stocks (cost $864,175)		1,036,515

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 2.8%
JNL Money Market Fund, 0.08% (a) (h)	30,274	30,274
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	23,088	23,088

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	279	273

		23,361

Total Short Term Investments (cost $53,641)		53,635

Total Investments - 102.6% (cost $917,816)		1,090,150
Other Assets and Liabilities, Net - (2.6%)		(27,902)

Total Net Assets - 100.0%		$1,062,248

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 16.0%
Buffalo Wild Wings Inc. (c)	24	$1,328
Choice Hotels International Inc.	32	1,250
Darden Restaurants Inc.	27	1,318
Dick’s Sporting Goods Inc. (c)	40	1,597
DreamWorks Animation SKG Inc. - Class A (c)	30	849
DSW Inc. - Class A (c) (e)	36	1,426
Foot Locker Inc.	74	1,467
Group 1 Automotive Inc. (e)	39	1,661
Jack in the Box Inc. (c)	58	1,317
Maidenform Brands Inc. (c)	42	1,200
National CineMedia Inc.	63	1,183
Penn National Gaming Inc. (c)	48	1,774
PF Chang’s China Bistro Inc. (e)	38	1,746
Pool Corp.	46	1,119
Steven Madden Ltd. (c)	32	1,521
Tenneco Inc. (c)	36	1,536
Tractor Supply Co.	36	2,158
TRW Automotive Holdings Corp. (c)	40	2,204
Vitamin Shoppe Inc. (c)	46	1,543
Weight Watchers International Inc.	36	2,539
Williams-Sonoma Inc.	52	2,091
WMS Industries Inc. (c)	28	990

		33,817
CONSUMER STAPLES - 1.6%
Diamond Foods Inc. (e)	24	1,322
Nu Skin Enterprises Inc. - Class A	43	1,241
Ralcorp Holdings Inc. (c)	14	926

		3,489
ENERGY - 7.8%
Bill Barrett Corp. (c)	30	1,208
Carrizo Oil & Gas Inc. (c)	41	1,518
Dresser-Rand Group Inc. (c)	31	1,656
Dril-Quip Inc. (c)	19	1,466
FMC Technologies Inc. (c)	16	1,498
Frontier Oil Corp.	79	2,326
James River Coal Co. (c) (e)	55	1,323
Lufkin Industries Inc.	19	1,790
Patterson-UTI Energy Inc.	53	1,571
SandRidge Energy Inc. (c)	175	2,242

		16,598
FINANCIALS - 5.2%
Affiliated Managers Group Inc. (c)	18	1,918
Brown & Brown Inc.	37	966
City National Corp.	22	1,238
Greenhill & Co. Inc.	16	1,060
Huntington Bancshares Inc.	188	1,249
ProAssurance Corp. (c)	23	1,473

	Shares/Par (p)	Value
Stifel Financial Corp. (c)	17	1,241
SVB Financial Group (c)	31	1,777

		10,922
HEALTH CARE - 14.6%
Acorda Therapeutics Inc. (c)	37	850
Allscripts-Misys Healthcare Solutions Inc. (c)	77	1,619
BioMarin Pharmaceutical Inc. (c)	57	1,435
Bruker Corp. (c)	63	1,324
Chemed Corp.	27	1,781
Health Management Associates Inc.
- Class A (c)	129	1,408
Insulet Corp. (c)	52	1,063
Masimo Corp.	41	1,341
Medicis Pharmaceutical Corp. - Class A	47	1,494
Mednax Inc. (c)	20	1,308
Meridian Bioscience Inc.	45	1,069
Parexel International Corp. (c)	49	1,223
PerkinElmer Inc.	51	1,343
Perrigo Co.	21	1,645
PSS World Medical Inc. (c)	51	1,397
Quality Systems Inc.	18	1,535
Sirona Dental Systems Inc. (c)	32	1,589
Techne Corp.	17	1,222
United Therapeutics Corp. (c)	20	1,347
Valeant Pharmaceuticals International Inc.	44	2,169
VCA Antech Inc. (c)	46	1,162
Zoll Medical Corp. (c)	36	1,623

		30,947
INDUSTRIALS - 14.9%
Corrections Corp. of America (c)	58	1,421
CoStar Group Inc. (c) (e)	32	1,993
Forward Air Corp.	41	1,267
Fuel Tech Inc. (c)	61	539
Hexcel Corp. (c)	68	1,345
HUB Group Inc. - Class A (c)	47	1,714
Kaydon Corp.	29	1,128
Kennametal Inc.	35	1,368
Knight Transportation Inc. (e)	83	1,602
Lincoln Electric Holdings Inc.	20	1,518
Lindsay Corp. (e)	18	1,436
Meritor Inc. (c)	86	1,453
Regal-Beloit Corp.	29	2,131
Terex Corp. (c)	40	1,475
Tetra Tech Inc. (c)	52	1,293
Thomas & Betts Corp. (c)	26	1,549
TransDigm Group Inc. (c)	39	3,284
Wabtec Corp.	32	2,145
Watsco Inc.	17	1,160
WESCO International Inc. (c)	27	1,689

		31,510
INFORMATION TECHNOLOGY - 27.1%
Advanced Energy Industries Inc. (c)	85	1,394
Alliance Data Systems Corp. (c) (e)	17	1,450
Ansys Inc. (c)	27	1,436
Aspen Technology Inc. (c)	93	1,395
BroadSoft Inc. (c)	22	1,051
Ciena Corp. (c) (e)	58	1,511
Coherent Inc. (c)	29	1,688
CommVault Systems Inc. (c)	47	1,888
Cymer Inc. (c)	29	1,623
Fair Isaac Corp.	44	1,398
Finisar Corp. (c)	64	1,576
Global Payments Inc.	26	1,248
Harmonic Inc. (c)	143	1,342
Hittite Microwave Corp. (c)	27	1,727

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Informatica Corp. (c)	60	3,109
Lawson Software Inc. (c)	176	2,131
Littelfuse Inc.	28	1,598
Manhattan Associates Inc. (c)	6	203
Micros Systems Inc. (c)	36	1,757
Microsemi Corp. (c)	78	1,616
NetGear Inc. (c)	42	1,359
Nice Systems Ltd. - ADR (c)	43	1,584
ON Semiconductor Corp. (c)	133	1,313
Open Text Corp. (c)	27	1,664
Parametric Technology Corp. (c)	56	1,251
Polycom Inc. (c)	61	3,149
Power Integrations Inc.	28	1,088
Quest Software Inc. (c)	66	1,666
Semtech Corp. (c)	59	1,465
SolarWinds Inc. (c)	40	945
SuccessFactors Inc. (c)	61	2,398
Teradyne Inc. (c)	103	1,831
ValueClick Inc. (c)	100	1,445
VistaPrint NV (c)	24	1,227
Volterra Semiconductor Corp. (c)	52	1,281
WebMD Health Corp. - Class A (c)	24	1,258
Websense Inc. (c)	59	1,356

		57,421
MATERIALS - 4.5%
Allied Nevada Gold Corp. (c)	11	401
Calgon Carbon Corp. (c)	54	861
Carpenter Technology Corp.	27	1,143
Detour Gold Corp. (c)	19	585
Grief Inc. - Class A	28	1,827
Intrepid Potash Inc. (c)	40	1,378
Olin Corp.	65	1,500
Rockwood Holdings Inc. (c)	36	1,787

		9,482
TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c)	47	1,853
UTILITIES - 0.7%
ITC Holdings Corp.	21	1,491

Total Common Stocks (cost $152,619)		197,530

SHORT TERM INVESTMENTS - 12.0%
Investment Company - 7.2%
JNL Money Market Fund, 0.08% (a) (h)	15,113	15,113
Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,918	9,918
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	246	240

		10,158

Total Short Term Investments (cost $25,277)		25,271

Total Investments - 105.3% (cost $177,896)		222,801
Other Assets and Liabilities, Net - (5.3%)		(11,123)

Total Net Assets - 100.0%		$211,678

JNL/Ivy Asset Strategy Fund
COMMON STOCKS - 81.5%
CONSUMER DISCRETIONARY - 25.1%
Bayerische Motoren Werke AG	196	$16,375

	Shares/Par (p)	Value
CBS Corp. - Class B	585	14,651
Compagnie Financiere Richemont SA	654	37,773
Hyundai Motor Co.	206	38,098
Li & Fung Ltd.	2,172	11,127
LVMH Moet Hennessy Louis Vuitton SA	154	24,426
Sands China Ltd. (c) (r)	17,632	39,352
Starbucks Corp.	433	16,007
Starwood Hotels & Resorts Worldwide Inc. (o)	547	31,792
Wynn Macau Ltd.	9,659	26,945
Wynn Resorts Ltd. (o)	533	67,843

		324,389
CONSUMER STAPLES - 2.1%
Mead Johnson Nutrition Co.	195	11,273
Philip Morris International Inc.	253	16,578

		27,851
ENERGY - 10.6%
ConocoPhillips (o)	481	38,436
Exxon Mobil Corp.	137	11,543
Halliburton Co. (o)	539	26,866
Kinder Morgan Inc. (c)	137	4,061
National Oilwell Varco Inc.	160	12,691
Schlumberger Ltd.	275	25,614
SeaDrill Ltd.	492	17,777

		136,988
FINANCIALS - 14.6%
AIA Group Ltd. (c) (r)	5,534	17,040
Apollo Global Management LLC - Class A (c)	639	11,507
Bank of China Ltd.	17,582	9,787
Blackstone Group LP	589	10,528
BOC Hong Kong Holdings Ltd.	4,380	14,273
China Construction Bank Corp.	12,457	11,675
China Pacific Insurance Group Co. Ltd.	4,996	21,001
Goldman Sachs Group Inc.	138	21,837
ICICI Bank Ltd.	556	13,924
Industrial & Commercial Bank of China	14,444	11,996
Itau Unibanco Holding SA - ADR (c)	390	9,389
KKR & Co. LP	359	5,886
Ping an Insurance Group Co. of China Ltd. (r)	772	7,820
Standard Chartered Plc	879	22,797

		189,460
HEALTH CARE - 0.4%
Allergan Inc.	72	5,128
INDUSTRIALS - 8.6%
Caterpillar Inc.	129	14,353
Cathay Pacific Airways Ltd.	3,299	7,906
China Railway Construction Corp. Ltd.	3,219	3,344
China Railway Group Ltd.	5,656	3,650
Cummins Inc.	124	13,571
Eaton Corp.	168	9,325
Honeywell International Inc.	202	12,079
Hutchison Port Holdings Trust (c)	112	111
Hutchison Whampoa Ltd.	1,562	18,494
Tata Motors Ltd.	505	14,148
Volvo AB - Class B	776	13,640

		110,621
INFORMATION TECHNOLOGY - 19.1%
Apple Inc. (c) (o)	125	43,399
ARM Holdings Plc - ADR	172	4,842
ASML Holding NV (c)	361	15,907
Baidu.com - ADR (c)	248	34,108
Broadcom Corp. (c)	321	12,621

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Cognizant Technology Solutions Corp. - Class A (c) (o)	396	32,226
eBay Inc. (c)	102	3,166
First Solar Inc. (c)	71	11,404
Google Inc. - Class A (c)	36	21,338
Juniper Networks Inc. (c)	369	15,532
NetApp Inc. (c) (o)	477	22,987
Oracle Corp.	386	12,864
Tencent Holdings Ltd.	655	15,967

		246,361
MATERIALS - 1.0%
PTT Chemical PCL	1,373	6,721
Teck Resources Ltd.	112	5,931

		12,652

Total Common Stocks (cost $895,031)		1,053,450

PREFERRED STOCKS - 5.2%
CONSUMER DISCRETIONARY - 4.8%
Volkswagen AG	340	55,250
Volkswagen AG Rights,
Convertible Preferred (r)	42	6,838

		62,088
INDUSTRIALS - 0.4%
Volvo (r)	258	4,535

Total Preferred Stocks (cost $49,665)		66,623

PURCHASED OPTIONS - 0.0%
Brazil Bovespa Index Put Option, Strike Price
61,600, Expiration 04/13/11 (f) (v)	211	8

Total Options (cost $165)		8

PRECIOUS METALS - 9.7%
Gold Bullion	87,822	125,972

Total Precious Metals (cost $111,177)		125,972

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 4.2%
JNL Money Market Fund, 0.08% (a) (h)	54,743	54,743

Total Short Term Investments (cost $54,743)		54,743

Total Investments - 100.6% (cost $1,110,781)		1,300,796
Other Assets and Liabilities, Net - (0.6%)		(8,023)

Total Net Assets - 100.0%		$1,292,773

JNL/JPMorgan International Value Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 7.7%
Bridgestone Corp.	247	$5,165
Daimler AG (c) (e)	131	9,267
InterContinental Hotels Group Plc	359	7,352
Nissan Motor Co. Ltd. (e)	776	6,886
PPR SA	44	6,690
Sodexo SA	95	6,935
Toyota Motor Corp.	148	5,952

	Shares/Par (p)	Value
Vivendi SA	113	3,235

		51,482
CONSUMER STAPLES - 3.7%
British American Tobacco Plc	186	7,479
Japan Tobacco Inc.	2	7,435
Shiseido Co. Ltd. (e)	66	1,137
Unilever NV	274	8,588

		24,639
ENERGY - 9.3%
BP Plc	1,862	13,558
Cairn Energy Plc (c)	675	5,007
China Shenhua Energy Co. Ltd.	731	3,444
JX Holdings Inc.	1,336	8,995
Royal Dutch Shell Plc	776	28,180
Tullow Oil Plc	149	3,456

		62,640
FINANCIALS - 26.9%
African Bank Investments Ltd.	923	5,167
Allianz SE	88	12,353
Aviva Plc	1,085	7,532
Banco Bilbao Vizcaya Argentaria SA (e)	829	10,057
Barclays Plc	2,047	9,113
BNP Paribas SA	115	8,448
China Merchants Bank Co. Ltd. (e)	2,072	5,740
DnB NOR ASA	494	7,582
Erste Group Bank AG	144	7,282
HSBC Holdings Plc	634	6,524
ING Groep NV (c)	1,196	15,133
KBC Groep NV (c)	184	6,903
Lloyds Banking Group Plc (c)	5,837	5,439
Man Group Plc	1,069	4,218
QBE Insurance Group Ltd. (e)	221	4,031
Societe Generale	142	9,246
Standard Chartered Plc	190	4,935
Sumitomo Mitsui Financial Group Inc.	466	14,488
Sun Hung Kai Properties Ltd.	366	5,797
Swedbank AB (e)	348	5,957
UBS AG (c)	334	5,986
UniCredit SpA	3,478	8,596
Zurich Financial Services AG (c)	33	9,246

		179,773
HEALTH CARE - 6.0%
Bayer AG	158	12,310
GlaxoSmithKline Plc	600	11,448
Sanofi-Aventis SA	233	16,336

		40,094
INDUSTRIALS - 14.5%
Amada Co. Ltd.	548	4,572
Bouygues SA	99	4,739
Cookson Group Plc (c)	309	3,418
East Japan Railway Co.	93	5,143
Experian Plc	456	5,641
Hamburger Hafen und Logistik AG (e)	76	3,504
Hutchison Whampoa Ltd.	528	6,252
Koninklijke Philips Electronics NV (e)	143	4,575
Marubeni Corp.	673	4,846
Mitsubishi Electric Corp.	604	7,131
Mitsui & Co. Ltd.	532	9,532
Nippon Sheet Glass Co. Ltd.	955	2,755
Ruukki Group Oyj (c) (e)	583	1,497
Schneider Electric SA	68	11,694
Siemens AG	98	13,406

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Sumitomo Corp. (e)	575	8,218

		96,923
INFORMATION TECHNOLOGY - 4.9%
FUJIFILM Holdings Corp.	262	8,102
Fujitsu Ltd. (e)	986	5,571
HON HAI Precision Industry Co. Ltd.	1,279	4,480
Nintendo Co. Ltd.	13	3,404
Ricoh Co. Ltd. (e)	243	2,851
Samsung Electronics Co. Ltd.	10	8,234

		32,642
MATERIALS - 6.0%
First Quantum Minerals Ltd. (e)	71	9,206
Holcim Ltd.	88	6,666
Lanxess AG	77	5,729
Petropavlovsk Plc	152	2,431
Rhodia SA	278	8,125
UPM-Kymmene Oyj	373	7,877

		40,034
TELECOMMUNICATION SERVICES - 9.9%
BT Group Plc	1,682	5,008
KDDI Corp.	2	10,519
Koninklijke KPN NV	552	9,406
Nippon Telegraph & Telephone Corp.	150	6,713
Singapore Telecommunications Ltd.	2,309	5,532
Telefonica SA	387	9,686
Vodafone Group Plc	6,766	19,159

		66,023
UTILITIES - 7.1%
Centrica Plc	1,748	9,123
Enel SpA	1,531	9,652
GDF Suez	401	16,355
International Power Plc	935	4,621
Snam Rete Gas SpA (e)	1,402	7,881

		47,632

Total Common Stocks (cost $575,681)		641,882

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Volkswagen AG	62	10,008

Total Preferred Stocks (cost $6,358)		10,008

SHORT TERM INVESTMENTS - 11.9%
Investment Company - 3.4%
JNL Money Market Fund, 0.08% (a) (h)	22,824	22,824
Securities Lending Collateral - 8.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	56,133	56,133
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	708	691

		56,824

Total Short Term Investments (cost $79,665)		79,648

Total Investments - 109.4% (cost $661,704)		731,538
Other Assets and Liabilities, Net - (9.4%) (o)		(62,775)

Total Net Assets - 100.0%		$668,763

	Shares/Par (p)	Value
JNL/JPMorgan Mid Cap Growth Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 18.1%
Cheesecake Factory Inc. (c)	58	$1,751
Coach Inc.	72	3,747
Dick’s Sporting Goods Inc. (c)	108	4,314
Gaylord Entertainment Co. (c)	46	1,592
Gentex Corp.	78	2,347
Harley-Davidson Inc.	134	5,672
Harman International Industries Inc.	65	3,048
International Game Technology	126	2,044
Lamar Advertising Co. - Class A (c)	96	3,532
MGM Resorts International (c)	89	1,170
O’Reilly Automotive Inc. (c)	47	2,718
OfficeMax Inc. (c)	137	1,777
Panera Bread Co. - Class A (c)	15	1,905
Polo Ralph Lauren Corp. - Class A	18	2,275
Priceline.com Inc. (c)	6	2,937
Scripps Networks Interactive Inc. - Class A	69	3,456
Sirius XM Radio Inc. (c) (e)	1,379	2,290
Sotheby’s - Class A	41	2,141
Starwood Hotels & Resorts Worldwide Inc.	48	2,813

		51,529
ENERGY - 6.6%
Cameron International Corp. (c)	67	3,832
CARBO Ceramics Inc.	23	3,189
Concho Resources Inc. (c)	57	6,138
Forest Oil Corp. (c)	72	2,735
Newfield Exploration Co. (c)	37	2,797

		18,691
FINANCIALS - 9.3%
AON Corp.	58	3,054
Apollo Global Management LLC (c) (f)	73	1,321
BOK Financial Corp.	46	2,393
Comerica Inc.	57	2,104
Invesco Ltd.	133	3,410
Lazard Ltd. - Class A	79	3,293
LPL Investment Holdings Inc. (c)	23	809
Moody’s Corp.	69	2,340
Och-Ziff Capital Management Group LLC - Class A	93	1,512
T. Rowe Price Group Inc.	59	3,948
TD Ameritrade Holding Corp.	118	2,472

		26,656
HEALTH CARE - 13.3%
Alexion Pharmaceuticals Inc. (c)	31	3,099
Brookdale Senior Living Inc. (c)	123	3,450
Cerner Corp. (c)	21	2,286
Coventry Health Care Inc. (c)	119	3,798
DaVita Inc. (c)	47	4,053
Humana Inc. (c)	56	3,917
Illumina Inc. (c)	31	2,193
Lincare Holdings Inc.	124	3,666
Sirona Dental Systems Inc. (c)	58	2,904
Thoratec Corp. (c)	94	2,440
Valeant Pharmaceuticals International Inc.	121	6,007

		37,813
INDUSTRIALS - 19.5%
AGCO Corp. (c)	43	2,353
Avis Budget Group Inc. (c)	171	3,059
Carlisle Cos. Inc.	88	3,911
Cummins Inc.	61	6,646

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Delta Air Lines Inc. (c)	322	3,159
Goodrich Corp.	40	3,455
Hubbell Inc. - Class B	49	3,466
IHS Inc. - Class A (c)	34	3,000
JB Hunt Transport Services Inc.	67	3,034
Lennox International Inc.	46	2,413
Robert Half International Inc.	80	2,451
Rockwell Automation Inc.	44	4,146
Roper Industries Inc.	31	2,653
Stericycle Inc. (c)	37	3,277
Wabtec Corp.	60	4,043
WW Grainger Inc.	33	4,530

		55,596
INFORMATION TECHNOLOGY - 28.5%
Adobe Systems Inc. (c)	98	3,256
Agilent Technologies Inc. (c)	128	5,745
Alliance Data Systems Corp. (c) (e)	40	3,453
Amphenol Corp. - Class A	65	3,512
Autodesk Inc. (c)	82	3,608
Broadcom Corp. - Class A (c)	65	2,555
CGI Group Inc. - Class A (c)	116	2,426
Citrix Systems Inc. (c)	28	2,020
Concur Technologies Inc. (c)	35	1,924
Equinix Inc. (c)	19	1,767
F5 Networks Inc. (c)	29	2,923
FleetCor Technologies Inc. (c)	49	1,613
JDS Uniphase Corp. (c)	135	2,818
Juniper Networks Inc. (c)	78	3,299
Marvell Technology Group Ltd. (c)	102	1,591
Microchip Technology Inc. (e)	79	3,014
Micros Systems Inc. (c)	59	2,911
NetApp Inc. (c)	91	4,384
Nuance Communications Inc. (c)	103	2,021
Polycom Inc. (c)	49	2,515
Red Hat Inc. (c)	59	2,678
Riverbed Technology Inc. (c)	55	2,086
Salesforce.com Inc.	23	3,006
TE Connectivity Ltd.	126	4,384
Varian Semiconductor Equipment Associates Inc. (c)	78	3,777
VeriFone Holdings Inc. (c)	46	2,544
Xilinx Inc.	100	3,287
Zebra Technologies Corp. - Class A (c)	59	2,331

		81,448
MATERIALS - 2.4%
Grief Inc. - Class A	44	2,865
Sherwin-Williams Co.	49	4,115

		6,980

Total Common Stocks (cost $221,641)		278,713

SHORT TERM INVESTMENTS - 4.5%
Investment Company - 2.3%
JNL Money Market Fund, 0.08% (a) (h)	6,519	6,519
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,983	5,983
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	352	343

		6,326

Total Short Term Investments (cost $12,854)		12,845

	Shares/Par (p)	Value
Total Investments - 102.2% (cost $234,495)		291,558
Other Assets and Liabilities, Net - (2.2%)		(6,291)

Total Net Assets - 100.0%		$285,267

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.2%
ACE Securities Corp. REMIC, 0.38%, 02/25/31 (i)	$354	$284
AH Mortgage Advance Trust REMIC, 4.21%, 05/10/11 (r)	2,219	2,225
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 09/11/36 (i) (q)	2,007	2,179
CompuCredit Acquired Portfolio Voltage Master Trust, 0.43%, 09/15/18 (i) (q)	405	371
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	132	139
Countrywide Alternative Loan Trust REMIC
0.46%, 07/20/46 (i)	1,172	523
0.45%, 12/20/46 (i)	1,412	804
Countrywide Home Equity Loan Trust, 0.55%, 02/15/34 (i)	581	363
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	1,116	1,177
IndyMac Seconds Asset Backed Trust REMIC, 0.38%, 06/25/36 (i)	958	106
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,666
MASTR Adjustable Rate Mortgages Trust REMIC, 2.29%, 02/25/34 (i)	732	626
Morgan Stanley Mortgage Loan Trust REMIC, 2.66%, 10/25/34 (i)	597	565
NCUA Guaranteed Notes, 1.60%, 10/29/20	2,407	2,347
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,675	4,726
Provident Funding Mortgage Loan Trust
REMIC, 2.81%, 10/25/35 (i)	482	451
SACO I Inc. REMIC, 0.51%, 06/25/36 (i)	390	126
Structured Asset Mortgage Investments Inc.
REMIC, 0.46%, 08/25/36 (i)	1,443	909
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,718	2,991
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	4,635	4,818
6.00%, 06/25/37	857	837

Total Non-U.S. Government Agency Asset- Backed Securities (cost $31,942)		29,233

CORPORATE BONDS AND NOTES - 0.7%
FINANCIALS - 0.7%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,547
Morgan Stanley, 3.25%, 12/01/11 (e)	2,500	2,550
Wells Fargo & Co., 3.00%, 12/09/11 (e)	1,525	1,553

Total Corporate Bonds and Notes (cost $6,523)		6,650

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 88.2%
GOVERNMENT SECURITIES - 31.0%
Federal Farm Credit Bank - 0.9% (w)
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	7,887
Federal Home Loan Bank - 1.7% (w)
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,128
5.25%, 12/11/20	4,500	4,973

		16,101
Federal National Mortgage Association - 2.4% (w)
Federal National Mortgage Association, 0.00%,
10/09/19 - 11/15/20 (j)	33,000	22,284

		22,284
Sovereign - 3.1%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	3,751
Israel Government AID Bond, 0.00%,
11/01/21 (j)	10,000	6,394
Residual Funding Strip Principal, 0.00%,
10/15/19 (j)	3,800	2,805
Residual Funding Strip Principal
0.00%,07/15/20 (j)	6,750	4,733
0.00%,01/15/30 (e) (j)	5,660	2,299
Tennessee Valley Authority Generic Strip,
0.00%, 01/15/21 - 07/15/21 (j)	14,487	9,265

		29,247
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	15,319	16,311
2.00%, 01/15/26 (e) (n)	5,748	6,135
2.38%, 01/15/27 (n)	2,195	2,444

		24,890
U.S. Treasury Securities - 20.2%
U.S. Treasury Bond
0.00%,08/15/21 (e) (j)	25,000	16,816
5.25%, 11/15/28 (e)	20,000	22,516
5.25%, 02/15/29	10,000	11,262
5.38%, 02/15/31	13,000	14,867
U.S. Treasury Note
4.63%, 02/15/17	22,000	24,521
4.75%, 08/15/17	17,000	19,056
3.38%, 11/15/19	50,000	50,547
2.63%, 08/15/20	30,000	28,144

		187,729
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 57.2%
Federal Home Loan Mortgage Corp. - 22.1%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11 - 08/01/32	238	274
6.50%, 08/01/13	4	4
8.00%, 07/01/20	17	19
6.00%, 11/01/28	211	232
5.00%, 08/01/33 - 12/01/34	4,537	4,779
5.25%, 12/01/35 (i)	3,681	3,899
5.52%, 01/01/37 (i)	354	373
REMIC, 5.00%, 10/15/17 - 08/15/39	97,225	103,493
REMIC, 4.50%, 06/15/18 - 07/15/34	33,283	35,150
REMIC, 5.50%, 01/15/27 - 07/15/40	47,180	50,907
REMIC, 4.00%, 06/15/36	5,000	4,723
REMIC, 6.00%, 07/15/37	2,000	2,186

		206,039
Federal National Mortgage Association - 27.4%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	3	4

	Shares/Par (p)	Value
12.00%, 01/01/16 - 01/15/16	19	22
5.00%, 02/01/19 - 12/01/39	30,917	32,629
11.50%, 09/01/19	—	—
10.50%, 08/01/20	4	4
4.00%, 02/01/25 - 09/01/25	24,531	25,256
6.50%, 03/01/26 - 03/01/36	2,138	2,406
7.00%, 05/01/26 - 01/01/30	21	24
8.00%, 07/01/29 - 03/01/31	155	182
6.00%, 02/01/31 - 12/01/36	26,482	29,170
7.50%, 02/01/31	24	28
5.50%, 02/01/35 - 10/01/36	17,419	18,768
REMIC, 5.00%, 05/25/18 - 09/25/39	37,209	39,489
REMIC, 4.00%, 01/25/19 - 04/25/30	28,000	27,176
REMIC, 4.50%, 04/25/23 - 02/25/40	27,826	28,992
REMIC, 3.50%, 07/25/33	1,920	1,979
REMIC, 5.50%, 12/25/34 - 11/25/35	16,064	17,544
REMIC, 11.03%, 02/25/40 (i)	1,031	1,063
REMIC, 7.50%, 12/25/41	10,084	11,530
REMIC, 5.75%, 06/25/42	2,741	2,959
REMIC, 4.68%, 06/25/43	7,702	7,895
REMIC, 6.00%, 12/25/49	2,816	3,104
Federal National Mortgage Association Strip Principal REMIC, 0.00%, 04/25/36 (j)	6,211	5,208

		255,432
Government National Mortgage Association - 7.7%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	3,344	3,702
REMIC, 6.50%, 06/20/28 - 06/16/31	4,388	4,812
REMIC, 5.00%, 09/20/32 - 11/20/36	10,518	11,270
REMIC, 5.50%, 03/20/33 - 02/16/38	25,610	27,325
REMIC, 6.00%, 12/16/33	3,087	3,242
REMIC, 3.00%, 04/20/39	9,909	9,917
REMIC, 4.50%, 06/20/39	10,000	9,997
Government National Mortgage Association Interest Only REMIC
6.50%, 11/20/34	348	18
6.15%, 05/16/38 (i)	7,752	1,171

		71,454

Total Government and Agency Obligations (cost $784,703)		821,063

SHORT TERM INVESTMENTS - 10.0%
Investment Company - 7.6%
JNL Money Market Fund, 0.08% (a) (h)	70,898	70,898
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	19,956	19,956
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	2,663	2,600

		22,556

Total Short Term Investments (cost $93,517)		93,454

Total Investments - 102.1% (cost $916,685)		950,400
Other Assets and Liabilities, Net - (2.1%)		(19,144)

Total Net Assets - 100.0%		$931,256

JNL/Lazard Emerging Markets Fund

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 5.1%
Desarrolladora Homex SAB de CV
- ADR (c) (e)	257	$7,014
Grupo Televisa SA - ADR (c)	596	14,613
Hyundai Mobis	64	19,219
Truworths International Ltd.	1,510	15,741
Woongjin Coway Co. Ltd.	421	14,541

		71,128
CONSUMER STAPLES - 12.2%
British American Tobacco Malaysia Bhd	510	8,091
Cia de Bebidas das Americas - ADR	537	15,194
Eastern Tobacco	280	4,942
Fomento Economico Mexicano SAB de CV - ADR	176	10,338
Hite Brewery Co. Ltd.	61	6,050
Kimberly-Clark de Mexico SAB de CV (e)	1,475	9,177
KT&G Corp.	388	20,209
Magnit OJSC - GDR	370	11,215
Massmart Holdings Ltd.	589	12,205
Natura Cosmeticos SA	690	19,431
Oriflame Cosmetics SA - SDR (e)	227	11,722
Shoprite Holdings Ltd.	1,081	16,588
Souza Cruz SA	1,330	13,849
Tiger Brands Ltd.	474	12,270

		171,281
ENERGY - 5.0%
Banpu Public Co. Ltd.	723	18,351
LUKOIL OAO - ADR	46	3,328
Oil & Gas Development Co. Ltd.	4,432	7,040
Pakistan Petroleum Ltd.	3,917	9,697
Tambang Batubara Bukit Asam Tbk PT	4,390	10,588
YPF SA - ADR	472	21,003

		70,007
FINANCIALS - 22.1%
Akbank T.A.S.	3,576	17,371
Banco do Brasil SA	2,770	49,972
Bank Mandiri Persero Tbk PT	16,382	12,793
Bank of India	1,414	15,071
China Construction Bank Corp.	15,768	14,778
Commercial International Bank	1,861	10,194
Kasikornbank PCL	2,347	10,206
KB Financial Group Inc.	225	11,820
Korea Life Insurance Co. Ltd. (c)	2,668	18,434
Nedbank Group Ltd.	628	13,129
OTP Bank Rt (c) (e)	521	15,420
Punjab National Bank Ltd.	1,184	32,189
Sanlam Ltd.	3,540	14,441
Shinhan Financial Group Co. Ltd.	699	31,751
Standard Bank Group Ltd.	793	12,197
Turkiye Is Bankasi SA	9,528	30,484

		310,250
INDUSTRIALS - 7.0%
Bharat Heavy Electricals Ltd.	384	17,747
Bidvest Group Ltd.	590	12,976
Cia de Concessoes Rodoviarias	407	11,883
KOC Holding AS	2,467	11,473
Murray & Roberts Holdings Ltd.	2,110	8,278
Orascom Construction Industries	379	15,629
United Tractors Tbk PT	4,346	10,832
Weichai Power Co. Ltd. (e)	1,634	9,926

		98,744

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 16.3%
Cielo SA	4,829	40,993
Delta Electronics Inc.	2,441	9,670
HON HAI Precision Industry Co. Ltd. - GDR	2,565	18,263
HTC Corp.	299	11,697
Infosys Technologies Ltd. - ADR	143	10,239
MediaTek Inc.	1,590	18,275
Netease.com - ADR (c)	217	10,724
NHN Corp. (c)	104	18,149
Redecard SA	3,149	46,191
Samsung Electronics Co. Ltd.	31	26,066
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,540	18,759

		229,026
MATERIALS - 14.3%
	136	1,709
Cia Siderurgica Nacional SA - ADR	1,250	20,832
First Quantum Minerals Ltd. (e)	181	23,363
Grupo Mexico SAB de CV	5,940	22,274
Huabao International Holdings Ltd.	7,670	11,793
Jindal Steel & Power Ltd.	1,060	16,577
Kumba Iron Ore Ltd. (e)	286	20,234
Pretoria Portland Cement Co. Ltd.	2,668	9,466
Semen Gresik Persero Tbk PT	11,764	12,294
Uralkali - GDR	394	16,325
Vale SA - ADR	1,359	45,309

		200,176
TELECOMMUNICATION SERVICES - 9.5%
America Movil SAB de CV - ADR	366	21,236
Egyptian Co. for Mobile Services	186	4,915
Mobile Telesystems - ADR	1,341	28,479
Philippine Long Distance Telephone Co. - ADR	481	25,728
PT Telekomunikasi Indonesia - ADR	813	27,296
Turkcell Iletisim Hizmet AS	4,392	25,997

		133,651
UTILITIES - 1.5%
	3,280	1,469
Companhia Energetica de Minas Gerais - ADR	981	18,909

		20,378

Total Common Stocks (cost $1,125,637)		1,304,641

PREFERRED STOCKS - 2.0%
ENERGY - 0.5%
Ultrapar Participacoes SA	462	7,649
MATERIALS - 1.5%
Usinas Siderurgicas de Minas Gerais SA,
Class A	1,626	19,645
Vale Fertilizantes SA	101	978

		20,623

Total Preferred Stocks (cost $28,959)		28,272

SHORT TERM INVESTMENTS - 7.0%
Investment Company - 4.2%
JNL Money Market Fund, 0.08% (a) (h)	58,868	58,868
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	38,206	38,206

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	674	658

		38,864

Total Short Term Investments (cost $97,748)		97,732

Total Investments - 102.0% (cost $1,252,344)		1,430,645
Other Assets and Liabilities, Net - (2.0%)		(28,195)

Total Net Assets - 100.0%		$1,402,450

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 16.9%
AutoZone Inc. (c)	15	$4,158
Cablevision Systems Corp. - Class A	75	2,589
Darden Restaurants Inc.	70	3,444
DeVry Inc.	70	3,833
DreamWorks Animation SKG Inc. (c)	62	1,743
International Game Technology	206	3,335
Interpublic Group of Cos. Inc.	105	1,322
Lear Corp.	67	3,265
Mattel Inc.	110	2,745
Newell Rubbermaid Inc.	291	5,575
Ross Stores Inc.	23	1,643
Sirius XM Radio Inc. (c) (e)	542	900
Stanley Black & Decker Inc.	34	2,581
TJX Cos. Inc.	32	1,601

		38,734
CONSUMER STAPLES - 6.6%
Avon Products Inc.	61	1,647
Campbell Soup Co.	80	2,659
Energizer Holdings Inc. (c)	—	28
Molson Coors Brewing Co. - Class B	128	5,979
Ralcorp Holdings Inc. (c) (e)	72	4,906

		15,219
ENERGY - 8.7%
Arch Coal Inc.	60	2,162
EQT Corp.	84	4,167
Noble Energy Inc.	22	2,165
Rowan Cos. Inc. (c)	91	4,020
Tidewater Inc.	61	3,669
Williams Cos. Inc.	123	3,845

		20,028
FINANCIALS - 13.4%
Ameriprise Financial Inc.	93	5,662
City National Corp.	59	3,343
Fifth Third Bancorp	177	2,462
Invesco Ltd.	176	4,501
KeyCorp	177	1,569
Macerich Co.	52	2,556
NYSE Euronext	32	1,125
PartnerRe Ltd.	39	3,059
Principal Financial Group Inc.	104	3,330
Weingarten Realty Investors	130	3,248

		30,855
HEALTH CARE - 9.1%
CareFusion Corp. (c)	105	2,950
Dentsply International Inc.	43	1,583
Healthsouth Corp. (c)	63	1,574
Hospira Inc. (c)	47	2,600

	Shares/Par (p)	Value
Laboratory Corp. of America Holdings (c)	21	1,962
Life Technologies Corp. (c)	56	2,945
Medicis Pharmaceutical Corp.	36	1,144
Warner Chilcott Plc - Class A	128	2,977
Zimmer Holdings Inc. (c)	52	3,160

		20,895
INDUSTRIALS - 14.4%
Corrections Corp. of America (c)	128	3,123
Dover Corp.	121	7,942
Equifax Inc.	119	4,619
Foster Wheeler AG (c)	57	2,137
Joy Global Inc.	22	2,184
Parker Hannifin Corp.	52	4,933
Rockwell Collins Inc.	86	5,601
Thomas & Betts Corp. (c)	45	2,670

		33,209
INFORMATION TECHNOLOGY - 15.0%
Amdocs Ltd. (c)	94	2,709
Analog Devices Inc.	71	2,796
AOL Inc. (c)	56	1,090
BMC Software Inc. (c)	83	4,129
Ingram Micro Inc. - Class A (c)	228	4,784
Intuit Inc. (c)	45	2,411
Lender Processing Services Inc.	50	1,603
Motorola Mobility Holdings Inc. (c)	60	1,459
Quest Software Inc. (c)	73	1,846
Symantec Corp. (c)	180	3,337
Teradata Corp. (c)	47	2,388
Teradyne Inc. (c)	153	2,730
Xilinx Inc.	97	3,165

		34,447
MATERIALS - 8.1%
Ball Corp.	142	5,073
Cliffs Natural Resources Inc.	29	2,860
Compass Minerals International Inc.	39	3,601
Eastman Chemical Co.	23	2,284
Rock-Tenn Co. (e)	40	2,753
United States Steel Corp.	39	2,093

		18,664
UTILITIES - 4.0%
CMS Energy Corp.	118	2,311
Energen Corp.	74	4,646
Wisconsin Energy Corp.	75	2,278

		9,235

Total Common Stocks (cost $184,949)		221,286

PREFERRED STOCKS - 0.4%
INDUSTRIALS - 0.4%
Better Place (f) (q)	338	1,015

Total Preferred Stocks (cost $1,015)		1,015

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 3.1%
JNL Money Market Fund, 0.08% (a) (h)	7,087	7,087
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	7,740	7,740

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	361	352

		8,092

Total Short Term Investments (cost $15,188)		15,179

Total Investments - 103.2% (cost $201,152)		237,480
Other Assets and Liabilities, Net - (3.2%)		(7,471)

Total Net Assets - 100.0%		$230,009

JNL/M&G Global Basics Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 5.3%
Compagnie des Alpes (e)	64	$2,057
Compagnie Financiere Richemont SA	5	311
Hongkong & Shanghai Hotels	3,381	6,198
Yum! Brands Inc.	126	6,448

		15,014
CONSUMER STAPLES - 18.7%
Agrana Beteiligungs AG	42	4,810
Baron de Ley SA (c) (e)	22	1,456
Colgate-Palmolive Co.	89	7,147
Elizabeth Arden Inc. (c)	90	2,695
Kerry Group Plc	170	6,345
Kirin Holdings Co. Ltd.	307	4,034
Marico Ltd.	418	1,306
Nestle SA	25	1,457
Petra Foods Ltd.	264	335
Pilgrim’s Pride Corp. (c)	153	1,178
PZ Cussons Plc	1,080	5,659
Unilever Plc	286	8,711
Wimm-Bill-Dann Foods OJSC - ADR (c)	172	5,767
Yakult Honsha Co. Ltd. (e)	74	1,879

		52,779
ENERGY - 14.0%
Aquila Resources Ltd. (c) (e)	815	7,874
Chevron Corp.	114	12,242
Equatorial Resources Ltd. (c)	223	695
Nexus Energy Ltd. (c)	4,073	2,022
Santos Ltd.	205	3,300
Tap Oil Ltd. (c)	259	296
Tullow Oil Plc	565	13,132

		39,561
FINANCIALS - 2.6%
AMMB Holdings Bhd	3,452	7,398
HEALTH CARE - 3.8%
Ansell Ltd.	622	8,701
Genus Plc	63	953
Mesoblast Ltd. (c) (e)	129	964

		10,618
INDUSTRIALS - 15.9%
Acuity Brands Inc.	51	2,983
All America Latina Logistica SA	317	2,610
DP World Ltd.	4,951	2,946
Flowserve Corp.	5	631
Fluor Corp.	83	6,143
Fraser and Neave Ltd.	2,328	11,100
G4S Plc	1,515	6,208
Noble Group Ltd. (e)	4,542	7,711

	Shares/Par (p)	Value
United Technologies Corp.	38	3,174
Wienerberger AG (c) (e)	64	1,295

		44,801
MATERIALS - 35.9%
Alacer Gold Corp. (c)	188	1,723
AMCOL International Corp.	78	2,821
Boral Ltd. (e)	1,221	6,315
Centerra Gold Inc.	255	4,575
Cudeco Ltd. (c) (e) (f)	219	699
Eramet	24	9,001
Harry Winston Diamond Corp. (c)	91	1,473
Hochschild Mining Plc (e)	480	4,968
Iluka Resources Ltd.	977	13,438
Imerys SA	116	8,523
K+S AG	112	8,523
Lonmin Plc	177	4,822
Monsanto Co.	59	4,292
OZ Minerals Ltd.	3,419	5,641
Panoramic Resources Ltd. (e)	368	863
Resolute Mining Ltd. (c)	999	1,286
Scotts Miracle-Gro Co. - Class A	94	5,432
SEMAFO Inc. (c)	69	663
Sherritt International Corp.	501	4,114
Sims Metal Management Ltd. (e)	82	1,479
St. Barbara Ltd. (c) (e)	217	489
Symrise AG	292	8,593
Uralkali - GDR (e)	14	580
White Energy Co. Ltd. (c) (e)	278	892

		101,205

Total Common Stocks (cost $226,701)		271,376

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Villeroy & Boch AG	26	210

Total Preferred Stocks (cost $189)		210

SHORT TERM INVESTMENTS - 7.5%
Investment Company - 3.3%
JNL Money Market Fund, 0.08% (a) (h)	9,292	9,292
Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	11,797	11,797

Total Short Term Investments (cost $21,089)		21,089

Total Investments - 103.8% (cost $247,979)		292,675
Other Assets and Liabilities, Net - (3.8%)		(10,727)

Total Net Assets - 100.0%		$281,948

JNL/M&G Global Leaders Fund
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 10.2%
CBS Corp.	28	$706
Chico’s FAS Inc.	21	311
Harley-Davidson Inc.	11	472
Magna International Inc. (e)	6	288
MGM Resorts International (c)	18	243
Orient-Express Hotels Ltd. - Class A (c)	15	185
Pioneer Corp. (c)	70	290

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Pulte Homes Inc. (c)	26	193
Time Warner Cable Inc.	8	542
Toyota Motor Corp.	13	504

		3,734
CONSUMER STAPLES - 7.0%
Foster’s Group Ltd.	81	478
Kerry Group Plc	10	377
Kobayashi Pharmaceutical Co. Ltd.	8	380
Lawson Inc.	7	333
Metro AG	7	511
Walgreen Co.	12	470

		2,549
ENERGY - 10.7%
Anadarko Petroleum Corp.	7	606
BP Plc	26	191
Forest Oil Corp. (c)	12	439
Hess Corp.	7	588
Marathon Oil Corp.	12	645
Repsol YPF SA	13	451
Sunoco Inc.	6	260
Talisman Energy Inc.	30	739

		3,919
FINANCIALS - 15.6%
Citigroup Inc. (c)	112	493
GAM Holding Ltd. (c)	29	550
HSBC Holdings Plc	40	415
ING Groep NV (c)	38	483
JPMorgan Chase & Co.	16	733
Krung Thai Bank PCL	594	362
Principal Financial Group Inc.	15	480
State Bank of India Ltd. - GDR	3	408
UBS AG (c)	30	537
Unum Group	16	417
Wells Fargo & Co.	27	843

		5,721
HEALTH CARE - 4.9%
Astellas Pharma Inc.	18	656
Haemonetics Corp. (c)	—	26
Pfizer Inc.	55	1,117

		1,799
INDUSTRIALS - 17.0%
ABM Industries Inc.	20	503
AGCO Corp. (c)	5	280
Deere & Co.	4	417
Fiat Industrial SpA (c)	25	356
Hutchison Whampoa Ltd.	56	663
ITT Corp.	9	540
JGC Corp.	11	258
Nidec Corp.	3	260
Norfolk Southern Corp.	7	459
Siemens AG	3	412
Snap-On Inc.	6	360
Spirit Aerosystems Holdings Inc. (c)	16	421
Timken Co.	7	382
Toyota Tsusho Corp.	19	307
UTi Worldwide Inc.	16	318
Vallourec SA	3	296

		6,232
INFORMATION TECHNOLOGY - 16.8%
Ancestry.com Inc. (c)	2	67
Celestica Inc. (c)	36	381
eBay Inc. (c)	29	891

	Shares/Par (p)	Value
Hewlett-Packard Co.	11	438
Hitachi Ltd.	117	609
Hoya Corp.	11	253
Microsoft Corp.	14	348
Nomura Research Institute Ltd.	22	483
Parametric Technology Corp. (c)	22	495
QUALCOMM Inc.	14	751
SAP AG	9	522
Yahoo! Inc. (c)	31	511
Yokogawa Electric Corp. (c)	50	383

		6,132
MATERIALS - 7.1%
AbitibiBowater Inc. (c)	13	341
Anglo American Plc	10	493
Boral Ltd. (e)	105	544
Koninklijke DSM NV	11	677
Sherritt International Corp.	22	179
ThyssenKrupp AG	9	375

		2,609
TELECOMMUNICATION SERVICES - 2.8%
China Communication Services Corp. Ltd.	606	368
SK Telecom Co. Ltd. - ADR	15	273
Vodafone Group Plc	131	371

		1,012
UTILITIES - 1.0%
EDP - Energias do Brasil SA	16	377

Total Common Stocks (cost $30,078)		34,084

PREFERRED STOCKS - 2.0%
INFORMATION TECHNOLOGY - 2.0%
Samsung Electronics Co. Ltd.	1	720

Total Preferred Stocks (cost $557)		720

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 4.3%
JNL Money Market Fund, 0.08% (a) (h)	1,582	1,582
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	276	276

Total Short Term Investments (cost $1,858)		1,858

Total Investments - 100.2% (cost $32,493)		36,662
Other Assets and Liabilities, Net - (0.2%)		(71)

Total Net Assets - 100.0%		$36,591

JNL/Mellon Capital Management 10 x 10 Fund (b)
INVESTMENT COMPANIES - 100.1%
JNL/Mellon Capital Management Bond Index Fund (1.9%) (a)	2,304	$27,091
JNL/Mellon Capital Management International Index Fund (2.2%) (a)	2,146	27,707
JNL/Mellon Capital Management JNL 5 Fund (3.9%) (a)	15,428	140,704
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.7%) (a)	1,942	29,408

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 500 Index Fund (1.9%) (a)	2,526	28,287
JNL/Mellon Capital Management Small Cap Index Fund (3.6%) (a)	2,134	29,027

Total Investment Companies (cost $237,005)		282,224

Total Investments - 100.1% (cost $237,005)		282,224
Other Assets and Liabilities, Net - (0.1%)		(222)

Total Net Assets - 100.0%		$282,002

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT COMPANIES - 99.8%
JNL/Mellon Capital Management Bond Index Fund (5.3%) (a)	6,395	$75,200
JNL/Mellon Capital Management International Index Fund (6.2%) (a)	5,957	76,911
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (10.2%) (a)	5,392	81,630
JNL/Mellon Capital Management S&P 500 Index Fund (5.1%) (a)	7,011	78,520
JNL/Mellon Capital Management Small Cap Index Fund (10.1%) (a)	5,924	80,573

Total Investment Companies (cost $320,483)		392,834

Total Investments - 99.8% (cost $320,483)		392,834
Other Assets and Liabilities, Net - 0.2%		703

Total Net Assets - 100.0%		$393,537

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 6.5%
M6-Metropole Television SA	30	$780
Next Plc	23	745

		1,525
CONSUMER STAPLES - 6.2%
Heineken Holding NV	17	799
Tesco Plc	108	663

		1,462
ENERGY - 13.4%
BP Plc	99	724
ENI SpA	33	812
Royal Dutch Shell Plc - Class B	22	794
Total SA	14	830

		3,160
FINANCIALS - 9.5%
BNP Paribas SA	11	830
Danske Bank A/S (c)	28	624
Zurich Financial Services AG (c)	3	781

		2,235
HEALTH CARE - 21.9%
Actelion Ltd. (c)	13	759

	Shares/Par (p)	Value
AstraZeneca Plc	16	728
GlaxoSmithKline Plc	37	709
Merck KGaA	9	816
Novartis AG	12	664
Roche Holding AG	5	702
Sanofi-Aventis SA	11	792

		5,170
INDUSTRIALS - 9.7%
A P Moller - Maersk A/S	—	753
BAE Systems Plc	140	731
Balfour Beatty Plc	148	816

		2,300
MATERIALS - 6.2%
Rio Tinto Plc	10	722
Svenska Cellulosa AB	46	738

		1,460
TELECOMMUNICATION SERVICES - 13.2%
France Telecom SA	35	776
Koninklijke KPN NV	49	843
Mobistar SA	11	772
Swisscom AG	2	730

		3,121
UTILITIES - 10.2%
Enel SpA	144	911
RWE AG	11	691
Snam Rete Gas SpA (e)	145	816

		2,418

Total Common Stocks (cost $22,158)		22,851

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.4%
JNL Money Market Fund, 0.08% (a) (h)	94	94
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	768	768

Total Short Term Investments (cost $862)		862

Total Investments - 100.5% (cost $23,020)		23,713
Other Assets and Liabilities, Net - (0.5%)		(109)

Total Net Assets - 100.0%		$23,604

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 96.7%
CONSUMER STAPLES - 13.4%
FamilyMart Co. Ltd.	34	$1,263
Metcash Ltd. (e)	301	1,294
Nissin Foods Holdings Co. Ltd. (e)	35	1,244
Woolworths Ltd.	46	1,274

		5,075
FINANCIALS - 24.4%
Australia & New Zealand Banking Group Ltd.	53	1,304
Bank of Yokohama Ltd.	244	1,159
Commonwealth Bank of Australia	24	1,319
Goodman Group	1,901	1,347

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
National Australia Bank Ltd.	52	1,394
United Overseas Bank Ltd.	89	1,328
Westpac Banking Corp.	56	1,400

		9,251
HEALTH CARE - 12.2%
Alfresa Holdings Corp.	29	1,095
Chugai Pharmaceutical Co. Ltd.	69	1,188
Daiichi Sankyo Co. Ltd.	58	1,116
Tsumura & Co.	39	1,227

		4,626
INDUSTRIALS - 9.9%
Cathay Pacific Airways Ltd.	459	1,100
Mitsui & Co. Ltd.	77	1,373
SembCorp Industries Ltd.	316	1,306

		3,779
MATERIALS - 6.6%
Amcor Ltd.	183	1,337
MacArthur Coal Ltd.	97	1,159

		2,496
TELECOMMUNICATION SERVICES - 13.1%
Nippon Telegraph & Telephone Corp.	28	1,257
NTT DoCoMo Inc. (e)	1	1,275
Telecom Corp. of New Zealand Ltd.	747	1,146
Telstra Corp. Ltd.	443	1,292

		4,970
UTILITIES - 17.1%
Chubu Electric Power Co. Inc.	52	1,145
Hongkong Electric Holdings Ltd.	201	1,344
Kansai Electric Power Co. Inc. (e)	51	1,117
Toho Gas Co. Ltd. (e)	253	1,305
Tokyo Electric Power Co. Inc.	52	289
Tokyo Gas Co. Ltd. (e)	285	1,302

		6,502

Total Common Stocks (cost $37,242)		36,699

INVESTMENT COMPANIES - 2.5%
Vanguard Pacific VIPERs	17	957

Total Investment Companies (cost $954)		957

SHORT TERM INVESTMENTS - 15.1%
Investment Company - 1.7%
JNL Money Market Fund, 0.08% (a) (h)	634	634
Securities Lending Collateral - 13.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,099	5,099

Total Short Term Investments (cost $5,733)		5,733

Total Investments - 114.3% (cost $43,929)		43,389
Other Assets and Liabilities, Net - (14.3%)		(5,412)

Total Net Assets - 100.0%		$37,977

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 10.0%
Abercrombie & Fitch Co. - Class A	10	$594
Amazon.com Inc. (c)	43	7,749
Apollo Group Inc. - Class A (c)	15	625
AutoNation Inc. (c) (e)	8	287
AutoZone Inc. (c)	3	953
Bed Bath & Beyond Inc. (c)	31	1,519
Best Buy Co. Inc.	41	1,186
Big Lots Inc. (c)	9	388
Cablevision Systems Corp. - Class A	29	1,002
Carmax Inc. (c)	27	864
Carnival Corp.	52	1,986
CBS Corp. - Class B	81	2,037
Coach Inc.	36	1,890
Comcast Corp. - Class A	337	8,319
Darden Restaurants Inc.	17	826
DeVry Inc.	7	384
DirecTV - Class A (c)	96	4,493
Discovery Communications Inc. - Class A (c)	34	1,360
DR Horton Inc.	33	388
Expedia Inc.	24	546
Family Dollar Stores Inc.	15	792
Ford Motor Co. (c)	457	6,809
Fortune Brands Inc.	18	1,139
GameStop Corp. - Class A (c) (e)	20	440
Gannett Co. Inc.	28	432
Gap Inc.	55	1,245
Genuine Parts Co.	19	1,019
Goodyear Tire & Rubber Co. (c)	29	436
H&R Block Inc.	39	659
Harley-Davidson Inc.	28	1,198
Harman International Industries Inc.	8	369
Hasbro Inc.	17	774
Home Depot Inc.	198	7,325
International Game Technology	36	584
Interpublic Group of Cos. Inc.	58	728
J.C. Penney Co. Inc.	29	1,024
Johnson Controls Inc.	81	3,381
Kohl’s Corp.	37	1,949
Leggett & Platt Inc.	17	405
Lennar Corp. - Class A (e)	18	333
Limited Brands Inc.	31	1,026
Lowe’s Cos. Inc.	166	4,399
Macy’s Inc.	50	1,221
Marriott International Inc. - Class A	35	1,247
Mattel Inc.	42	1,056
McDonald’s Corp.	126	9,592
McGraw-Hill Cos. Inc.	38	1,484
NetFlix Inc. (c) (e)	5	1,241
Newell Rubbermaid Inc.	34	644
News Corp. - Class A	275	4,837
Nike Inc. - Class B	46	3,511
Nordstrom Inc.	20	900
O’Reilly Automotive Inc. (c)	17	951
Omnicom Group Inc.	36	1,766
Polo Ralph Lauren Corp. - Class A	8	979
Priceline.com Inc. (c)	6	2,999
Pulte Homes Inc. (c)	38	284
RadioShack Corp.	15	227
Ross Stores Inc.	15	1,033
Scripps Networks Interactive Inc. - Class A	11	537
Sears Holdings Corp. (c) (e)	5	453
Stanley Black & Decker Inc.	20	1,511

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Staples Inc.	87	1,694
Starbucks Corp.	90	3,328
Starwood Hotels & Resorts Worldwide Inc.	23	1,318
Target Corp.	85	4,271
Tiffany & Co.	15	940
Time Warner Cable Inc.	42	2,963
Time Warner Inc.	134	4,776
TJX Cos. Inc.	48	2,409
Urban Outfitters Inc. (c)	16	465
VF Corp.	11	1,037
Viacom Inc. - Class B	73	3,377
Walt Disney Co.	229	9,881
Washington Post Co. - Class B (e)	1	287
Whirlpool Corp. (e)	9	783
Wyndham Worldwide Corp.	22	690
Wynn Resorts Ltd.	9	1,132
Yum! Brands Inc.	57	2,904

		152,590
CONSUMER STAPLES - 9.7%
Altria Group Inc.	252	6,555
Archer-Daniels-Midland Co.	77	2,766
Avon Products Inc.	51	1,385
Brown-Forman Corp. - Class B	13	885
Campbell Soup Co.	22	744
Clorox Co.	17	1,178
Coca-Cola Co.	277	18,393
Coca-Cola Enterprises Inc.	41	1,115
Colgate-Palmolive Co.	60	4,813
ConAgra Foods Inc.	53	1,264
Constellation Brands Inc. - Class A (c)	22	453
Costco Wholesale Corp.	53	3,863
CVS Caremark Corp.	165	5,669
Dean Foods Co. (c)	21	211
Dr. Pepper Snapple Group Inc.	27	1,014
Estee Lauder Cos. Inc. - Class A	14	1,325
General Mills Inc.	77	2,819
Hershey Co.	19	1,049
HJ Heinz Co.	39	1,889
Hormel Foods Corp.	16	449
JM Smucker Co.	14	1,029
Kellogg Co.	31	1,648
Kimberly-Clark Corp.	49	3,224
Kraft Foods Inc. - Class A	211	6,607
Kroger Co.	77	1,850
Lorillard Inc.	18	1,735
McCormick & Co. Inc.	16	764
Mead Johnson Nutrition Co.	24	1,411
Molson Coors Brewing Co. - Class B	19	868
PepsiCo Inc.	191	12,312
Philip Morris International Inc.	217	14,250
Procter & Gamble Co.	338	20,835
Reynolds American Inc.	41	1,449
Safeway Inc.	46	1,092
Sara Lee Corp.	77	1,355
SUPERVALU Inc. (e)	24	218
Sysco Corp.	71	1,957
Tyson Foods Inc. - Class A	37	704
Wal-Mart Stores Inc.	236	12,299
Walgreen Co.	111	4,457
Whole Foods Market Inc.	18	1,186

		149,089
ENERGY - 12.6%
Anadarko Petroleum Corp.	60	4,897
Apache Corp.	46	6,034
Baker Hughes Inc.	52	3,820
Cabot Oil & Gas Corp. - Class A	12	632

	Shares/Par (p)	Value
Cameron International Corp. (c)	29	1,671
Chesapeake Energy Corp.	79	2,644
Chevron Corp.	243	26,075
ConocoPhillips	173	13,803
Consol Energy Inc.	27	1,448
Denbury Resources Inc. (c)	48	1,176
Devon Energy Corp.	52	4,789
Diamond Offshore Drilling Inc. (e)	8	651
El Paso Corp.	85	1,529
EOG Resources Inc.	32	3,831
EQT Corp.	18	884
Exxon Mobil Corp.	599	50,415
FMC Technologies Inc. (c)	14	1,342
Halliburton Co.	110	5,467
Helmerich & Payne Inc.	13	876
Hess Corp.	36	3,083
Marathon Oil Corp.	86	4,565
Massey Energy Co.	12	842
Murphy Oil Corp.	23	1,682
Nabors Industries Ltd. (c)	34	1,026
National Oilwell Varco Inc.	51	4,012
Newfield Exploration Co. (c)	16	1,227
Noble Corp.	31	1,393
Noble Energy Inc.	21	2,019
Occidental Petroleum Corp.	98	10,241
Peabody Energy Corp.	32	2,313
Pioneer Natural Resources Co.	14	1,427
QEP Resources Inc.	20	827
Range Resources Corp.	19	1,129
Rowan Cos. Inc. (c)	15	673
Schlumberger Ltd.	165	15,347
Southwestern Energy Co. (c)	41	1,779
Spectra Energy Corp.	77	2,106
Sunoco Inc.	14	652
Tesoro Corp. (c)	17	464
Valero Energy Corp.	68	2,017
Williams Cos. Inc.	70	2,179

		192,987
FINANCIALS - 14.9%
ACE Ltd.	41	2,646
AFLAC Inc.	57	3,000
Allstate Corp.	64	2,044
American Express Co.	126	5,709
American International Group Inc. (c) (e)	17	609
Ameriprise Financial Inc.	31	1,864
AON Corp.	40	2,128
Apartment Investment & Management Co. - Class A	14	350
Assurant Inc.	14	531
AvalonBay Communities Inc.	10	1,235
Bank of America Corp.	1,222	16,291
Bank of New York Mellon Corp. (a)	150	4,469
BB&T Corp.	83	2,271
Berkshire Hathaway Inc. - Class B (c)	209	17,454
Boston Properties Inc.	17	1,632
Capital One Financial Corp.	55	2,835
CB Richard Ellis Group Inc. - Class A (c)	34	918
Charles Schwab Corp.	120	2,157
Chubb Corp.	37	2,239
Cincinnati Financial Corp.	20	645
Citigroup Inc. (c)	3,504	15,486
CME Group Inc.	8	2,415
Comerica Inc.	21	775
Discover Financial Services	66	1,584
E*Trade Financial Corp. (c)	27	416
Equity Residential	35	1,999
Federated Investors Inc. - Class B (e)	11	289

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Fifth Third Bancorp	110	1,521
First Horizon National Corp.	31	353
Franklin Resources Inc.	18	2,207
Genworth Financial Inc. - Class A (c)	59	788
Goldman Sachs Group Inc.	63	9,953
Hartford Financial Services Group Inc.	53	1,425
HCP Inc.	45	1,698
Health Care REIT Inc. (e)	21	1,114
Host Hotels & Resorts Inc.	82	1,445
Hudson City Bancorp Inc.	62	602
Huntington Bancshares Inc.	104	691
IntercontinentalExchange Inc. (c)	9	1,061
Invesco Ltd.	56	1,428
Janus Capital Group Inc.	22	276
JPMorgan Chase & Co.	481	22,161
KeyCorp	106	943
Kimco Realty Corp.	49	891
Legg Mason Inc.	20	712
Leucadia National Corp.	23	877
Lincoln National Corp.	38	1,129
Loews Corp.	39	1,660
M&T Bank Corp.	14	1,258
Marsh & McLennan Cos. Inc.	65	1,930
Marshall & Ilsley Corp.	61	484
MetLife Inc.	127	5,685
Moody’s Corp.	24	819
Morgan Stanley	187	5,095
NASDAQ OMX Group Inc. (c)	18	464
Northern Trust Corp.	29	1,468
NYSE Euronext	31	1,107
People’s United Financial Inc.	45	567
Plum Creek Timber Co. Inc.	20	851
PNC Financial Services Group Inc.	63	3,995
Principal Financial Group Inc.	39	1,241
Progressive Corp.	80	1,693
ProLogis	67	1,075
Prudential Financial Inc.	59	3,605
Public Storage	17	1,843
Regions Financial Corp.	149	1,081
Simon Property Group Inc.	36	3,841
SLM Corp. (c)	63	971
State Street Corp.	60	2,695
SunTrust Banks Inc.	60	1,724
T. Rowe Price Group Inc.	31	2,059
Torchmark Corp.	9	618
Travelers Cos. Inc.	53	3,166
U.S. Bancorp	231	6,115
Unum Group	39	1,015
Ventas Inc. (e)	20	1,067
Vornado Realty Trust	19	1,691
Wells Fargo & Co.	636	20,165
XL Group Plc	41	1,004
Zions Bancorporation	21	482

		227,800
HEALTH CARE - 10.4%
Abbott Laboratories	186	9,145
Aetna Inc.	47	1,743
Allergan Inc.	37	2,610
AmerisourceBergen Corp.	34	1,335
Amgen Inc. (c)	114	6,091
Baxter International Inc.	70	3,766
Becton Dickinson & Co.	27	2,130
Biogen Idec Inc. (c)	29	2,150
Boston Scientific Corp. (c)	183	1,318
Bristol-Myers Squibb Co.	205	5,427
Cardinal Health Inc.	43	1,775
CareFusion Corp. (c)	26	742

	Shares/Par (p)	Value
Celgene Corp. (c)	57	3,266
Cephalon Inc. (c)	9	687
Cerner Corp. (c)	8	935
CIGNA Corp.	33	1,463
Coventry Health Care Inc. (c)	17	543
Covidien Plc	61	3,142
CR Bard Inc.	10	1,024
DaVita Inc. (c)	12	1,059
Dentsply International Inc.	17	644
Eli Lilly & Co.	122	4,304
Express Scripts Inc. (c)	63	3,511
Forest Laboratories Inc. (c)	35	1,133
Genzyme Corp. (c)	31	2,379
Gilead Sciences Inc. (c)	97	4,129
Hospira Inc. (c)	20	1,096
Humana Inc. (c)	20	1,390
Intuitive Surgical Inc. (c)	5	1,562
Johnson & Johnson	331	19,625
Laboratory Corp. of America Holdings (c)	12	1,145
Life Technologies Corp. (c)	23	1,181
McKesson Corp.	30	2,397
Medco Health Solutions Inc. (c)	49	2,748
Medtronic Inc.	130	5,125
Merck & Co. Inc.	372	12,266
Mylan Inc. (c)	52	1,177
Patterson Cos. Inc.	11	350
PerkinElmer Inc.	14	359
Pfizer Inc.	966	19,621
Quest Diagnostics Inc.	19	1,079
St. Jude Medical Inc.	41	2,093
Stryker Corp.	41	2,504
Tenet Healthcare Corp. (c)	57	426
Thermo Fisher Scientific Inc. (c)	48	2,644
UnitedHealth Group Inc.	133	5,996
Varian Medical Systems Inc. (c)	15	998
Waters Corp. (c)	11	957
Watson Pharmaceuticals Inc. (c)	15	831
WellPoint Inc.	45	3,170
Zimmer Holdings Inc. (c)	24	1,448

		158,639
INDUSTRIALS - 10.8%
3M Co.	86	8,062
Avery Dennison Corp.	13	560
Boeing Co.	88	6,541
Caterpillar Inc.	77	8,588
CH Robinson Worldwide Inc.	20	1,484
Cintas Corp.	16	477
CSX Corp.	46	3,578
Cummins Inc.	24	2,626
Danaher Corp.	65	3,357
Deere & Co.	51	4,953
Dover Corp.	23	1,481
Dun & Bradstreet Corp.	6	468
Eaton Corp.	41	2,277
Emerson Electric Co.	91	5,304
Equifax Inc.	14	562
Expeditors International Washington Inc.	26	1,284
Fastenal Co. (e)	17	1,130
FedEx Corp.	38	3,550
Flowserve Corp.	7	869
Fluor Corp.	22	1,588
General Dynamics Corp.	46	3,523
General Electric Co.	1,285	25,765
Goodrich Corp.	15	1,281
Honeywell International Inc.	94	5,619
Huntington Ingalls Industries Inc. (c)	6	248
Illinois Tool Works Inc.	60	3,213

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Ingersoll-Rand Plc	39	1,889
Iron Mountain Inc.	24	745
ITT Corp.	22	1,330
Jacobs Engineering Group Inc. (c)	15	782
Joy Global Inc.	12	1,218
L-3 Communications Holdings Inc.	13	1,052
Lockheed Martin Corp.	35	2,789
Masco Corp.	41	571
Norfolk Southern Corp.	44	3,061
Northrop Grumman Systems Corp.	36	2,252
PACCAR Inc.	44	2,283
Pall Corp.	14	812
Parker Hannifin Corp.	19	1,824
Pitney Bowes Inc.	25	642
Precision Castparts Corp.	17	2,548
Quanta Services Inc. (c)	26	583
Raytheon Co.	44	2,222
Republic Services Inc. - Class A	38	1,127
Robert Half International Inc.	17	518
Rockwell Automation Inc.	17	1,619
Rockwell Collins Inc.	19	1,226
Roper Industries Inc.	11	960
RR Donnelley & Sons Co.	25	471
Ryder System Inc.	6	290
Snap-On Inc.	7	421
Southwest Airlines Co.	90	1,138
Stericycle Inc. (c)	10	904
Textron Inc.	33	892
Tyco International Ltd.	57	2,565
Union Pacific Corp.	60	5,858
United Parcel Service Inc. - Class B	119	8,865
United Technologies Corp.	111	9,428
Waste Management Inc.	58	2,153
WW Grainger Inc.	7	1,017

		164,443
INFORMATION TECHNOLOGY - 17.4%
Adobe Systems Inc. (c)	63	2,084
Advanced Micro Devices Inc. (c)	68	583
Agilent Technologies Inc. (c)	42	1,864
Akamai Technologies Inc. (c)	22	820
Altera Corp.	39	1,699
Amphenol Corp. - Class A	21	1,145
Analog Devices Inc.	36	1,404
Apple Inc. (c)	111	38,762
Applied Materials Inc.	160	2,507
Autodesk Inc. (c)	27	1,183
Automatic Data Processing Inc.	60	3,078
BMC Software Inc. (c)	22	1,079
Broadcom Corp. - Class A (c)	57	2,258
CA Inc.	46	1,111
Cisco Systems Inc.	669	11,465
Citrix Systems Inc. (c)	22	1,634
Cognizant Technology Solutions Corp. - Class A (c)	37	2,980
Computer Sciences Corp.	18	900
Compuware Corp. (c)	27	309
Corning Inc.	188	3,889
Dell Inc. (c)	205	2,982
eBay Inc. (c)	138	4,273
Electronic Arts Inc. (c)	40	772
EMC Corp. (c)	249	6,598
F5 Networks Inc. (c)	10	1,000
Fidelity National Information Services Inc.	32	1,048
First Solar Inc. (c) (e)	6	1,026
Fiserv Inc. (c)	18	1,143
FLIR Systems Inc.	19	642
Google Inc. - Class A (c)	30	17,751

	Shares/Par (p)	Value
Harris Corp.	15	738
Hewlett-Packard Co.	263	10,778
Intel Corp.	663	13,377
International Business Machines Corp.	147	24,035
Intuit Inc. (c)	34	1,828
Jabil Circuit Inc.	24	483
JDS Uniphase Corp. (c)	27	560
Juniper Networks Inc. (c)	65	2,716
KLA-Tencor Corp.	20	968
Lexmark International Inc. - Class A (c)	10	352
Linear Technology Corp.	27	914
LSI Corp. (c)	73	499
MasterCard Inc. - Class A	12	2,912
MEMC Electronic Materials Inc. (c)	27	353
Microchip Technology Inc. (e)	22	845
Micron Technology Inc. (c)	103	1,184
Microsoft Corp.	894	22,662
Molex Inc. (e)	17	419
Monster Worldwide Inc. (c)	16	249
Motorola Mobility Holdings Inc. (c)	35	848
Motorola Solutions Inc. (c)	41	1,816
National Semiconductor Corp.	29	414
NetApp Inc. (c)	44	2,139
Novell Inc. (c)	41	243
Novellus Systems Inc. (c)	12	431
Nvidia Corp. (c)	69	1,266
Oracle Corp.	470	15,675
Paychex Inc.	39	1,217
QUALCOMM Inc.	198	10,878
Red Hat Inc. (c)	22	1,020
SAIC Inc. (c)	35	586
Salesforce.com Inc.	14	1,905
SanDisk Corp. (c)	28	1,304
Symantec Corp. (c)	95	1,768
Tellabs Inc.	44	230
Teradata Corp. (c)	20	1,024
Teradyne Inc. (c)	22	390
Texas Instruments Inc.	142	4,894
Total System Services Inc.	22	405
VeriSign Inc.	21	772
Visa Inc. - Class A	59	4,331
Western Digital Corp. (c)	27	1,023
Western Union Co.	79	1,644
Xerox Corp.	169	1,798
Xilinx Inc.	32	1,053
Yahoo! Inc. (c)	159	2,647

		265,582
MATERIALS - 3.6%
Air Products & Chemicals Inc.	26	2,331
Airgas Inc.	9	605
AK Steel Holding Corp.	12	186
Alcoa Inc.	128	2,261
Allegheny Technologies Inc. (e)	12	804
Ball Corp.	21	752
Bemis Co. Inc.	13	431
CF Industries Holdings Inc.	9	1,170
Cliffs Natural Resources Inc.	16	1,593
Dow Chemical Co.	141	5,323
Eastman Chemical Co.	9	864
Ecolab Inc.	27	1,401
EI Du Pont de Nemours & Co.	111	6,116
FMC Corp.	9	745
Freeport-McMoRan Copper & Gold Inc. (e)	114	6,348
International Flavors & Fragrances Inc.	10	601
International Paper Co.	52	1,576
MeadWestvaco Corp.	20	596
Monsanto Co.	65	4,704

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Newmont Mining Corp.	59	3,246
Nucor Corp.	38	1,734
Owens-Illinois Inc. (c)	19	568
PPG Industries Inc.	20	1,892
Praxair Inc.	37	3,754
Sealed Air Corp.	19	509
Sherwin-Williams Co.	11	925
Sigma-Aldrich Corp.	15	925
Titanium Metals Corp. (c)	10	193
United States Steel Corp. (e)	17	926
Vulcan Materials Co. (e)	15	698
Weyerhaeuser Co.	64	1,564

		55,341
TELECOMMUNICATION SERVICES - 2.9%
American Tower Corp. - Class A (c)	48	2,497
AT&T Inc.	713	21,812
CenturyTel Inc.	37	1,532
Frontier Communications Corp.	119	975
MetroPCS Communications Inc. (c)	32	524
Qwest Communications International Inc.	210	1,435
Sprint Nextel Corp. (c)	356	1,654
Verizon Communications Inc.	341	13,140
Windstream Corp. (e)	58	748

		44,317
UTILITIES - 3.0%
AES Corp. (c)	78	1,014
Ameren Corp.	29	801
American Electric Power Co. Inc.	57	2,012
CenterPoint Energy Inc.	50	880
CMS Energy Corp.	29	579
Consolidated Edison Inc.	35	1,777
Constellation Energy Group Inc.	23	731
Dominion Resources Inc.	69	3,106
DTE Energy Co.	20	987
Duke Energy Corp.	160	2,899
Edison International	39	1,420
Entergy Corp.	23	1,518
Exelon Corp.	80	3,290
FirstEnergy Corp.	50	1,871
Integrys Energy Group Inc.	9	446
NextEra Energy Inc.	51	2,801
Nicor Inc.	5	286
NiSource Inc.	34	644
Northeast Utilities	21	736
NRG Energy Inc. (c)	31	664
Oneok Inc.	13	839
Pepco Holdings Inc. (e)	27	498
PG&E Corp.	47	2,089
Pinnacle West Capital Corp.	13	550
PPL Corp.	57	1,455
Progress Energy Inc.	35	1,630
Public Service Enterprise Group Inc.	60	1,906
SCANA Corp.	14	538
Sempra Energy	30	1,582
Southern Co.	101	3,855
TECO Energy Inc.	24	454
Wisconsin Energy Corp.	28	843
Xcel Energy Inc.	58	1,389

		46,090

Total Common Stocks (cost $1,227,119)		1,456,878

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 4.2%
JNL Money Market Fund, 0.08% (a) (h)	64,208	64,208

	Shares/Par (p)	Value
Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,593	9,593
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	958	936

		10,529
Treasury Securities - 0.3%
U.S. Treasury Bill, 0.19%, 06/16/11 (o)	$4,285	4,285

Total Short Term Investments (cost $79,044)		79,022

Total Investments - 100.5% (cost $1,306,163)		1,535,900
Other Assets and Liabilities, Net - (0.5%)		(7,526)

Total Net Assets - 100.0%		$1,528,374

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 13.2%
99 Cents Only Stores (c)	28	$543
Aaron’s Inc.	46	1,175
Advance Auto Parts Inc.	51	3,336
Aeropostale Inc. (c)	56	1,360
American Eagle Outfitters Inc.	124	1,970
American Greetings Corp. - Class A	24	560
ANN Inc. (c)	36	1,049
Ascena Retail Group Inc. (c)	43	1,382
Bally Technologies Inc. (c)	34	1,295
Barnes & Noble Inc. (e)	23	210
Bob Evans Farms Inc.	20	637
BorgWarner Inc. (c)	71	5,627
Boyd Gaming Corp. (c) (e)	32	304
Brinker International Inc.	57	1,432
Career Education Corp. (c)	40	905
Cheesecake Factory Inc. (c)	37	1,100
Chico’s FAS Inc.	109	1,627
Chipotle Mexican Grill Inc. - Class A (c)	20	5,328
Collective Brands Inc. (c)	40	874
Deckers Outdoor Corp. (c)	24	2,103
Dick’s Sporting Goods Inc. (c)	56	2,244
Dollar Tree Inc. (c)	79	4,396
DreamWorks Animation SKG Inc. - Class A (c)	44	1,230
Eastman Kodak Co. (c) (e)	159	514
Foot Locker Inc.	99	1,945
Fossil Inc. (c)	33	3,046
Gentex Corp.	89	2,687
Guess? Inc.	40	1,583
HanesBrands Inc. (c)	61	1,642
Harte-Hanks Inc.	23	274
International Speedway Corp. - Class A	17	517
ITT Educational Services Inc. (c) (e)	16	1,128
John Wiley & Sons Inc. - Class A	29	1,493
KB Home (e)	46	577
Lamar Advertising Co. - Class A (c)	35	1,302
Life Time Fitness Inc. (c)	26	970
LKQ Corp. (c)	91	2,204
Matthews International Corp. - Class A (e)	19	728
MDC Holdings Inc.	24	614
Meredith Corp. (e)	22	756
Mohawk Industries Inc. (c)	36	2,179
New York Times Co. - Class A (c) (e)	75	713
NVR Inc. (c)	4	2,796

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Office Depot Inc. (c)	174	806
Panera Bread Co. - Class A (c)	20	2,509
PetSmart Inc.	74	3,047
Phillips-Van Heusen Corp.	42	2,732
Polaris Industries Inc.	21	1,869
Regis Corp.	37	655
Rent-A-Center Inc.	39	1,378
Ryland Group Inc.	28	451
Saks Inc. (c) (e)	103	1,162
Scholastic Corp. (e)	16	420
Scientific Games Corp. - Class A (c)	36	316
Service Corp. International	155	1,713
Sotheby’s - Class A	42	2,234
Strayer Education Inc. (e)	8	1,087
Thor Industries Inc.	26	876
Timberland Co. - Class A (c)	24	980
Toll Brothers Inc. (c)	91	1,807
Tractor Supply Co.	46	2,763
Tupperware Brands Corp.	40	2,387
Under Armour Inc. - Class A (c) (e)	22	1,518
Warnaco Group Inc. (c)	28	1,614
Wendy’s/Arby’s Group Inc.	206	1,036
Williams-Sonoma Inc.	67	2,722
WMS Industries Inc. (c)	37	1,298

		105,735
CONSUMER STAPLES - 3.7%
Alberto-Culver Co.	54	2,026
BJ’s Wholesale Club Inc. (c)	35	1,689
Church & Dwight Co. Inc.	45	3,570
Corn Products International Inc.	48	2,481
Energizer Holdings Inc. (c)	45	3,178
Flowers Foods Inc.	48	1,312
Green Mountain Coffee Roasters Inc. (c)	73	4,738
Hansen Natural Corp. (c)	44	2,634
Lancaster Colony Corp.	12	743
Ralcorp Holdings Inc. (c)	35	2,380
Ruddick Corp.	26	1,020
Smithfield Foods Inc. (c)	105	2,529
Tootsie Roll Industries Inc. (e)	15	433
Universal Corp.	15	665

		29,398
ENERGY - 6.3%
Arch Coal Inc.	103	3,703
Atwood Oceanics Inc. (c)	36	1,651
Bill Barrett Corp. (c)	29	1,176
Cimarex Energy Co.	54	6,169
Comstock Resources Inc. (c) (e)	30	937
Dril-Quip Inc. (c)	22	1,717
Exterran Holdings Inc. (c) (e)	40	958
Forest Oil Corp. (c)	72	2,715
Frontier Oil Corp.	66	1,924
Helix Energy Solutions Group Inc. (c)	66	1,142
Northern Oil and Gas Inc. (c)	33	889
Oceaneering International Inc. (c)	34	3,063
Overseas Shipholding Group Inc.	16	510
Patriot Coal Corp. (c)	56	1,447
Patterson-UTI Energy Inc.	98	2,867
Plains Exploration & Production Co. (c)	89	3,211
Pride International Inc. (c)	111	4,771
Quicksilver Resources Inc. (c)	75	1,068
SM Energy Co.	40	2,960
Southern Union Co.	79	2,256
Superior Energy Services Inc. (c)	50	2,047
Tidewater Inc.	33	1,948

	Shares/Par (p)	Value
Unit Corp. (c)	25	1,562

		50,691
FINANCIALS - 18.5%
Affiliated Managers Group Inc. (c)	33	3,567
Alexandria Real Estate Equities Inc.	35	2,731
AMB Property Corp.	106	3,830
American Financial Group Inc.	49	1,699
Apollo Investment Corp.	120	1,446
Arthur J Gallagher & Co.	68	2,076
Aspen Insurance Holdings Ltd.	44	1,224
Associated Banc-Corp	110	1,629
Astoria Financial Corp.	53	757
BancorpSouth Inc. (e)	47	727
Bank of Hawaii Corp.	31	1,465
BRE Properties Inc. - Class A	41	1,916
Brown & Brown Inc.	74	1,912
Camden Property Trust	43	2,470
Cathay General Bancorp	50	845
City National Corp.	29	1,677
Commerce Bancshares Inc.	49	1,986
Corporate Office Properties Trust	41	1,486
Cousins Properties Inc.	66	553
Cullen/Frost Bankers Inc.	39	2,277
Duke Realty Corp.	160	2,237
East West Bancorp Inc.	94	2,058
Eaton Vance Corp.	75	2,415
Equity One Inc.	30	561
Essex Property Trust Inc.	20	2,507
Everest Re Group Ltd.	35	3,051
Federal Realty Investment Trust	39	3,174
Fidelity National Financial Inc. - Class A	144	2,031
First American Financial Corp.	66	1,093
First Niagara Financial Group Inc.	132	1,799
FirstMerit Corp.	67	1,142
Fulton Financial Corp.	123	1,364
Greenhill & Co. Inc.	16	1,021
Hanover Insurance Group Inc.	28	1,255
HCC Insurance Holdings Inc.	73	2,286
Highwoods Properties Inc.	45	1,582
Hospitality Properties Trust	78	1,811
International Bancshares Corp.	34	622
Jefferies Group Inc.	80	2,005
Jones Lang LaSalle Inc.	27	2,692
Liberty Property Trust (e)	72	2,379
Macerich Co.	82	4,075
Mack-Cali Realty Corp.	54	1,842
Mercury General Corp.	23	889
MSCI Inc. - Class A (c)	75	2,768
Nationwide Health Properties Inc.	80	3,397
New York Community Bancorp Inc.	275	4,753
NewAlliance Bancshares Inc.	67	991
Old Republic International Corp.	161	2,046
Omega Healthcare Investors Inc.	63	1,402
PacWest Bancorp (e)	19	409
Potlatch Corp.	25	1,022
Prosperity Bancshares Inc.	29	1,239
Protective Life Corp.	54	1,442
Raymond James Financial Inc.	63	2,420
Rayonier Inc.	51	3,176
Realty Income Corp. (e)	79	2,749
Regency Centers Corp.	52	2,254
Reinsurance Group of America Inc.	49	3,098
SEI Investments Co.	92	2,206
Senior Housing Properties Trust	89	2,043
SL Green Realty Corp.	49	3,722
StanCorp Financial Group Inc.	29	1,353
SVB Financial Group (c)	27	1,519

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Synovus Financial Corp. (e)	484	1,162
Taubman Centers Inc.	35	1,856
TCF Financial Corp.	98	1,559
Transatlantic Holdings Inc.	40	1,949
Trustmark Corp.	36	851
UDR Inc.	115	2,809
Unitrin Inc.	32	977
Valley National Bancorp	99	1,384
Waddell & Reed Financial Inc. - Class A	54	2,196
Washington Federal Inc.	70	1,211
Webster Financial Corp.	45	961
Weingarten Realty Investors	76	1,912
Westamerica Bancorporation	18	930
WR Berkley Corp.	73	2,358

		148,288
HEALTH CARE - 10.9%
Allscripts-Misys Healthcare Solutions Inc. (c)	118	2,486
Beckman Coulter Inc.	44	3,638
Bio-Rad Laboratories Inc. - Class A (c)	12	1,483
Charles River Laboratories International Inc. (c)	37	1,408
Community Health Systems Inc. (c)	59	2,343
Covance Inc. (c) (e)	39	2,123
Edwards Lifesciences Corp. (c)	72	6,277
Endo Pharmaceuticals Holdings Inc. (c)	73	2,791
Gen-Probe Inc. (c)	31	2,026
Health Management Associates Inc.
- Class A (c)	159	1,732
Health Net Inc. (c)	59	1,931
Henry Schein Inc. (c)	58	4,094
Hill-Rom Holdings Inc.	40	1,518
Hologic Inc. (c)	164	3,649
Idexx Laboratories Inc. (c) (e)	36	2,810
Immucor Inc. (c)	45	885
Kindred Healthcare Inc. (c)	25	605
Kinetic Concepts Inc. (c)	40	2,158
LifePoint Hospitals Inc. (c)	34	1,351
Lincare Holdings Inc.	62	1,834
Masimo Corp.	36	1,204
Medicis Pharmaceutical Corp. - Class A	38	1,206
Mednax Inc. (c)	30	2,012
Mettler Toledo International Inc. (c)	20	3,512
Omnicare Inc.	73	2,202
Owens & Minor Inc.	39	1,269
Perrigo Co.	52	4,174
Pharmaceutical Product Development Inc.	73	2,022
ResMed Inc. (c)	96	2,870
STERIS Corp.	38	1,304
Techne Corp.	24	1,683
Teleflex Inc.	25	1,425
Thoratec Corp. (c)	36	942
United Therapeutics Corp. (c)	32	2,125
Universal Health Services Inc. - Class B	62	3,041
VCA Antech Inc. (c)	55	1,379
Vertex Pharmaceuticals Inc. (c)	128	6,154
WellCare Health Plans Inc. (c)	27	1,126

		86,792
INDUSTRIALS - 14.7%
Acuity Brands Inc.	27	1,597
AECOM Technology Corp. (c)	75	2,082
AGCO Corp. (c) (e)	59	3,235
AirTran Holdings Inc. (c)	86	640
Alaska Air Group Inc. (c)	23	1,440
Alexander & Baldwin Inc.	26	1,171
Alliant Techsystems Inc.	21	1,496
AMETEK Inc.	101	4,439
BE Aerospace Inc. (c)	65	2,300

	Shares/Par (p)	Value
Brink’s Co.	29	968
Bucyrus International Inc. - Class A	51	4,684
Carlisle Cos. Inc.	39	1,722
Clean Harbors Inc. (c)	15	1,435
Con-Way Inc.	34	1,328
Copart Inc. (c)	38	1,635
Corporate Executive Board Co.	22	871
Corrections Corp. of America (c)	70	1,705
Crane Co.	29	1,419
Deluxe Corp.	33	870
Donaldson Co. Inc.	48	2,967
FTI Consulting Inc. (c)	30	1,131
Gardner Denver Inc.	33	2,592
GATX Corp.	29	1,113
Graco Inc.	38	1,727
Granite Construction Inc.	22	616
Harsco Corp.	51	1,800
Herman Miller Inc. (e)	36	998
HNI Corp.	29	903
Hubbell Inc. - Class B	38	2,698
Huntington Ingalls Industries Inc. (c)	31	1,268
IDEX Corp.	52	2,263
JB Hunt Transport Services Inc.	55	2,507
JetBlue Airways Corp. (c) (e)	129	806
Kansas City Southern (c)	65	3,534
KBR Inc.	95	3,607
Kennametal Inc.	52	2,028
Kirby Corp. (c)	34	1,943
Korn/Ferry International (c)	30	661
Landstar System Inc.	30	1,385
Lennox International Inc.	28	1,490
Lincoln Electric Holdings Inc.	27	2,032
Manpower Inc.	52	3,244
Mine Safety Appliances Co.	20	726
MSC Industrial Direct Co. - Class A	28	1,933
Nordson Corp.	21	2,473
Oshkosh Corp. (c)	57	2,033
Pentair Inc.	62	2,361
Regal-Beloit Corp.	24	1,806
Rollins Inc.	40	818
Shaw Group Inc. (c)	54	1,905
SPX Corp.	32	2,523
Terex Corp. (c)	69	2,553
Thomas & Betts Corp. (c)	33	1,953
Timken Co.	51	2,668
Towers Watson & Co. - Class A	29	1,592
Trinity Industries Inc. (e)	49	1,804
United Rentals Inc. (c)	38	1,267
URS Corp. (c)	51	2,350
Valmont Industries Inc. (e)	13	1,371
Wabtec Corp.	30	2,061
Waste Connections Inc.	73	2,099
Watsco Inc.	17	1,206
Werner Enterprises Inc.	28	747
Woodward Governor Co.	36	1,259

		117,858
INFORMATION TECHNOLOGY - 15.5%
ACI Worldwide Inc. (c)	21	698
Acxiom Corp. (c)	50	717
ADTRAN Inc.	40	1,697
Advent Software Inc. (c)	20	582
Alliance Data Systems Corp. (c) (e)	32	2,775
Ansys Inc. (c)	58	3,120
AOL Inc. (c)	66	1,281
Arrow Electronics Inc. (c)	73	3,069
Atmel Corp. (c)	290	3,950
Avnet Inc. (c)	96	3,277

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Broadridge Financial Solutions Inc.	79	1,797
Cadence Design Systems Inc. (c)	169	1,651
Ciena Corp. (c) (e)	60	1,547
Concur Technologies Inc. (c)	29	1,623
Convergys Corp. (c)	77	1,111
CoreLogic Inc. (c)	64	1,185
Cree Inc. (c)	69	3,167
Cypress Semiconductor Corp. (c)	109	2,111
Diebold Inc.	40	1,432
Digital River Inc. (c)	25	934
DST Systems Inc.	23	1,198
Equinix Inc. (c)	29	2,652
Factset Research Systems Inc.	29	3,072
Fair Isaac Corp.	26	808
Fairchild Semiconductor International Inc. (c)	79	1,443
Gartner Inc. - Class A (c)	54	2,258
Global Payments Inc.	50	2,467
Informatica Corp. (c)	59	3,102
Ingram Micro Inc. - Class A (c)	99	2,089
Integrated Device Technology Inc. (c)	96	706
International Rectifier Corp. (c)	44	1,458
Intersil Corp. - Class A	77	955
Itron Inc. (c)	26	1,449
Jack Henry & Associates Inc.	54	1,839
Lam Research Corp. (c)	78	4,405
Lender Processing Services Inc.	56	1,811
Mantech International Corp. - Class A (c)	14	614
Mentor Graphics Corp. (c)	69	1,009
Micros Systems Inc. (c)	51	2,521
National Instruments Corp.	56	1,827
NCR Corp. (c)	101	1,901
NeuStar Inc. - Class A (c)	47	1,205
Parametric Technology Corp. (c)	75	1,680
Plantronics Inc.	31	1,123
Polycom Inc. (c)	55	2,857
QLogic Corp. (c)	67	1,252
Quest Software Inc. (c)	40	1,009
Rackspace Hosting Inc. (c)	61	2,634
RF Micro Devices Inc. (c)	169	1,083
Riverbed Technology Inc. (c)	95	3,571
Rovi Corp. (c)	71	3,810
Semtech Corp. (c)	39	971
Silicon Laboratories Inc. (c)	27	1,166
Skyworks Solutions Inc. (c)	116	3,757
Solera Holdings Inc.	44	2,273
SRA International Inc. - Class A (c)	27	778
Synopsys Inc. (c)	94	2,600
Tech Data Corp. (c)	29	1,463
TIBCO Software Inc. (c)	106	2,880
Trimble Navigation Ltd. (c)	77	3,884
ValueClick Inc. (c)	51	735
Varian Semiconductor Equipment Associates Inc. (c)	47	2,280
Vishay Intertechnology Inc. (c)	104	1,853
Zebra Technologies Corp. - Class A (c)	36	1,415

		123,587
MATERIALS - 6.5%
Albemarle Corp.	58	3,462
AptarGroup Inc.	42	2,130
Ashland Inc.	50	2,882
Cabot Corp.	41	1,918
Carpenter Technology Corp.	27	1,166
Commercial Metals Co.	71	1,218
Compass Minerals International Inc.	21	1,939
Cytec Industries Inc.	31	1,702
Grief Inc. - Class A	19	1,262
Intrepid Potash Inc. (c) (e)	28	980

	Shares/Par (p)	Value
Louisiana-Pacific Corp. (c)	83	873
Lubrizol Corp.	41	5,429
Martin Marietta Materials Inc. (e)	29	2,584
Minerals Technologies Inc.	12	812
NewMarket Corp.	6	993
Olin Corp.	49	1,133
Packaging Corp. of America	65	1,877
Reliance Steel & Aluminum Co.	47	2,728
Rock-Tenn Co. - Class A (e)	25	1,710
RPM International Inc.	82	1,938
Scotts Miracle-Gro Co. - Class A	29	1,685
Sensient Technologies Corp.	31	1,099
Silgan Holdings Inc.	32	1,216
Sonoco Products Co.	63	2,299
Steel Dynamics Inc.	137	2,579
Temple-Inland Inc.	68	1,599
Valspar Corp.	61	2,374
Worthington Industries Inc.	34	709

		52,296
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	58	1,962
tw telecom inc. (c)	96	1,841

		3,803
UTILITIES - 5.6%
AGL Resources Inc.	49	1,970
Alliant Energy Corp.	70	2,731
Aqua America Inc.	87	1,994
Atmos Energy Corp.	57	1,953
Black Hills Corp.	25	828
Cleco Corp.	37	1,285
DPL Inc.	75	2,065
Energen Corp.	45	2,871
Great Plains Energy Inc.	86	1,721
Hawaiian Electric Industries Inc.	60	1,484
IDACORP Inc.	31	1,196
MDU Resources Group Inc.	119	2,737
National Fuel Gas Co.	52	3,846
NSTAR	66	3,033
NV Energy Inc.	149	2,217
OGE Energy Corp.	62	3,118
PNM Resources Inc.	55	827
Questar Corp.	111	1,931
UGI Corp.	70	2,301
Vectren Corp.	50	1,366
Westar Energy Inc. (e)	71	1,865
WGL Holdings Inc.	32	1,229

		44,568

Total Common Stocks (cost $625,761)		763,016

SHORT TERM INVESTMENTS - 8.2%
Investment Company - 4.3%
JNL Money Market Fund, 0.08% (a) (h)	34,496	34,496
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	27,352	27,352
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	1,445	1,411

		28,763
Treasury Securities - 0.3%
U.S. Treasury Bill, 0.19%, 06/16/11 (o)	$2,160	2,160

Total Short Term Investments (cost $65,452)		65,419

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Total Investments - 103.6% (cost $691,213)		828,435
Other Assets and Liabilities, Net - (3.6%)		(29,000)

Total Net Assets - 100.0%		$799,435

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 12.8%
1-800-Flowers.com Inc. - Class A (c)	14	$47
99 Cents Only Stores (c)	29	565
AFC Enterprises Inc. (c)	15	222
AH Belo Corp. - Class A (c)	14	119
Ambassadors Group Inc.	11	120
America’s Car-Mart Inc. (c)	5	133
American Apparel Inc. (c)	16	15
American Axle & Manufacturing Holdings Inc. (c)	39	486
American Greetings Corp. - Class A	24	570
American Public Education Inc. (c)	12	467
Amerigon Inc. (c)	15	235
Ameristar Casinos Inc.	16	277
ANN Inc. (c)	36	1,057
Arbitron Inc.	16	652
Arctic Cat Inc. (c)	9	143
Asbury Automotive Group Inc. (c)	17	323
Ascena Retail Group Inc. (c)	37	1,214
Ascent Media Corp. (c)	9	452
Audiovox Corp. - Class A (c)	14	115
Ballantyne Strong Inc. (c)	8	55
Barnes & Noble Inc. (e)	23	208
Beazer Homes USA Inc. (c) (e)	45	207
Bebe Stores Inc.	18	104
Belo Corp. (c)	57	505
Big 5 Sporting Goods Corp.	13	152
Biglari Holdings Inc. (c)	1	362
BJ’s Restaurants Inc. (c)	13	531
Blue Nile Inc. (c) (e)	8	427
Bluegreen Corp. (c)	6	26
Blyth Inc.	4	114
Bob Evans Farms Inc.	19	635
Body Central Corp. (c)	5	105
Bon-Ton Stores Inc. (c) (e)	9	143
Books-A-Million Inc. (e)	3	13
Boyd Gaming Corp. (c) (e)	33	310
Bravo Brio Restaurant Group Inc. (c)	6	100
Bridgepoint Education Inc. (c) (e)	13	216
Brookfield Homes Corp. (c) (e)	6	56
Brown Shoe Co. Inc.	25	311
Brunswick Corp.	56	1,417
Buckle Inc. (e)	16	633
Buffalo Wild Wings Inc. (c)	11	617
Build-A-Bear Workshop Inc. (c)	13	79
Cabela’s Inc. - Class A (c)	25	614
California Pizza Kitchen Inc. (c)	11	184
Callaway Golf Co.	40	270
Cambium Learning Group Inc. (c)	9	30
Capella Education Co. (c) (e)	10	519
Caribou Coffee Co. Inc. (c)	7	70
Carmike Cinemas Inc. (c)	8	60
Carrol’s Restaurant Group Inc. (c)	8	70
Carter’s Inc. (c)	38	1,075
Casual Male Retail Group Inc. (c)	27	135

	Shares/Par (p)	Value
Cato Corp. - Class A	17	418
Cavco Industries Inc. (c)	4	171
CEC Entertainment Inc.	12	462
Charming Shoppes Inc. (c)	74	315
Cheesecake Factory Inc. (c)	38	1,147
Cherokee Inc.	5	91
Childrens Place Retail Stores Inc. (c)	17	822
Christopher & Banks Corp.	24	155
Churchill Downs Inc.	7	278
Cinemark Holdings Inc.	35	685
Citi Trends Inc. (c)	9	190
CKX Inc. (c)	35	146
Coinstar Inc. (c) (e)	20	923
Coldwater Creek Inc. (c)	32	84
Collective Brands Inc. (c)	40	863
Columbia Sportswear Co. (e)	7	418
Conn’s Inc. (c) (e)	10	43
Cooper Tire & Rubber Co.	39	997
Core-Mark Holding Co. Inc. (c)	6	213
Corinthian Colleges Inc. (c) (e)	56	250
CPI Corp. (e)	4	79
Cracker Barrel Old Country Store Inc.	14	709
Crocs Inc. (c)	54	969
Crown Media Holdings Inc. - Class A (c) (e)	5	12
CSS Industries Inc.	6	107
Culp Inc. (c)	5	44
Cumulus Media Inc. - Class A (c)	12	51
Dana Holding Corp. (c)	88	1,530
Deckers Outdoor Corp. (c)	24	2,089
Delta Apparel Inc. (c)	3	46
Denny’s Corp. (c)	57	230
Destination Maternity Corp.	6	134
Dex One Corp. (c) (e)	29	141
Dillard’s Inc. - Class A (e)	25	1,022
DineEquity Inc. (c) (e)	11	590
Domino’s Pizza Inc. (c)	23	423
Dorman Products Inc. (c)	7	278
Drew Industries Inc.	11	254
Drugstore.com Inc. (c)	53	204
DSW Inc. - Class A (c) (e)	9	351
Eastman Kodak Co. (c) (e)	172	556
Einstein Noah Restaurant Group Inc.	2	38
Empire Resorts Inc. (c) (e)	14	8
Entercom Communications Corp. - Class A (c)	13	139
Entravision Communications Corp. - Class A (c)	26	71
Ethan Allen Interiors Inc. (e)	16	342
EW Scripps Co. - Class A (c)	20	201
Exide Technologies (c)	47	520
Express Inc. f	10	205
Finish Line - Class A	30	605
Fisher Communications Inc. (c)	4	123
Fred’s Inc. - Class A	23	310
Fuel Systems Solutions Inc. (c) (e)	10	312
Furniture Brands International Inc. (c)	31	140
G-III Apparel Group Ltd. (c)	10	358
Gaiam Inc. - Class A	8	53
Gaylord Entertainment Co. (c)	21	744
Genesco Inc. (c)	15	602
Global Sources Ltd. (c)	11	123
Gordman’s Stores Inc. (c)	2	37
Grand Canyon Education Inc. (c)	19	272
Gray Television Inc. (c)	26	54
Group 1 Automotive Inc. (e)	16	671
Harte-Hanks Inc.	23	274
Haverty Furniture Cos. Inc.	10	136
Helen of Troy Ltd. (c)	18	541
hhgregg Inc. (c) (e)	7	94

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Hibbett Sports Inc. (c)	18	643
Hooker Furniture Corp.	5	62
HOT Topic Inc.	27	153
Hovnanian Enterprises Inc. - Class A (c) (e)	43	151
HSN Inc. (c)	25	790
Iconix Brand Group Inc. (c)	46	982
Interval Leisure Group Inc. (c)	24	395
iRobot Corp. (c)	13	412
Isle of Capri Casinos Inc. (c)	12	113
Jack in the Box Inc. (c)	32	731
Jakks Pacific Inc. (c)	17	322
Jamba Inc. (c) (e)	45	100
Joe’s Jeans Inc. (c) (e)	23	24
Johnson Outdoors Inc. - Class A (c) (e)	2	36
Jos. A. Bank Clothiers Inc. (c)	17	867
Journal Communications Inc. - Class A (c)	27	162
K-Swiss Inc. - Class A (c)	15	169
K12 Inc. (c)	16	543
Kenneth Cole Productions Inc. - Class A (c)	5	66
Kid Brands Inc. (c)	7	50
Kirkland’s Inc. (c)	9	141
Knology Inc. (c)	20	261
Krispy Kreme Doughnuts Inc. (c)	35	247
La-Z-Boy Inc. (c)	33	317
LaCrosse Footwear Inc. (e)	3	46
Leapfrog Enterprises Inc. - Class A (c)	24	102
Learning Tree International Inc.	5	43
Lee Enterprises Inc. (c) (e)	24	65
Libbey Inc. (c)	12	196
Life Time Fitness Inc. (c)	26	985
Lifetime Brands Inc. (c)	5	75
LIN TV Corp. - Class A (c)	17	99
Lincoln Educational Services Corp.	9	142
Lions Gate Entertainment Corp. (c)	44	273
Lithia Motors Inc. - Class A	14	201
Live Nation Inc. (c)	87	868
Liz Claiborne Inc. (c) (e)	62	333
LodgeNet Interactive Corp. (c) (e)	22	80
Lumber Liquidators Holdings Inc. (c) (e)	14	338
M/I Homes Inc. (c)	11	161
Mac-Gray Corp.	8	123
Maidenform Brands Inc. (c)	14	396
Marcus Corp.	12	128
Marine Products Corp. (c) (e)	5	42
MarineMax Inc. (c)	17	163
Martha Stewart Living Omnimedia Inc. - Class A (c) (e)	19	71
Matthews International Corp. - Class A (e)	19	723
McClatchy Co. - Class A (c) (e)	38	128
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	69
Media General Inc. - Class A (c) (e)	15	105
Men’s Wearhouse Inc.	32	879
Meritage Homes Corp. (c)	21	498
Midas Inc. (c)	10	78
Modine Manufacturing Co. (c)	29	468
Monarch Casino & Resort Inc. (c)	5	53
Monro Muffler Brake Inc.	19	628
Morgans Hotel Group Co. (c) (e)	13	127
Movado Group Inc. (c)	10	145
Multimedia Games Inc. (c)	18	105
National American University Holdings Inc.	4	30
National CineMedia Inc.	34	634
National Presto Industries Inc. (e)	3	329
New York & Co. Inc. (c)	21	146
Nexstar Broadcasting Group Inc. - Class A (c) (e)	6	50
NutriSystem Inc. (e)	16	231

	Shares/Par (p)	Value
O’Charley’s Inc. (c) (e)	12	74
OfficeMax Inc. (c)	51	663
Orbitz Worldwide Inc. (c)	13	48
Orient-Express Hotels Ltd. - Class A (c)	63	783
Outdoor Channel Holdings Inc. (c)	6	48
Overstock.com Inc. (c) (e)	9	146
Oxford Industries Inc.	9	308
Pacific Sunwear of California Inc. (c) (e)	39	142
Papa John’s International Inc. (c)	13	417
Peets Coffee & Tea Inc. (c) (e)	8	367
Penske Auto Group Inc. (c)	28	568
PEP Boys-Manny Moe & Jack	32	403
Perry Ellis International Inc. (c)	6	160
PetMed Express Inc. (e)	15	245
PF Chang’s China Bistro Inc. (e)	15	682
Pier 1 Imports Inc. (c)	67	678
Pinnacle Entertainment Inc. (c)	38	514
Polaris Industries Inc.	20	1,701
Pool Corp.	31	740
Pre-Paid Legal Services Inc. (c) (e)	5	310
PRIMEDIA Inc.	12	59
Princeton Review Inc. (c) (e)	7	3
Quicksilver Inc. (c)	82	362
Radio One Inc. - Class D (c) (e)	17	33
RC2 Corp. (c)	13	371
ReachLocal Inc. (c) (e)	3	52
Red Lion Hotels Corp. (c)	10	85
Red Robin Gourmet Burgers Inc. (c)	10	278
Regis Corp.	36	634
Rent-A-Center Inc.	40	1,411
Rentrak Corp. (c)	6	153
Retail Ventures Inc. (c)	14	240
RG Barry Corp.	5	59
Ruby Tuesday Inc. (c)	40	527
Rue21 Inc. (c) (e)	9	266
Ruth’s Hospitality Group Inc. (c)	20	105
Ryland Group Inc.	28	451
Saks Inc. (c) (e)	86	968
Sally Beauty Holdings Inc. (c)	60	838
Scholastic Corp. (e)	16	443
Scientific Games Corp. - Class A (c)	42	370
Sealy Corp. (c) (e)	35	90
Select Comfort Corp. (c)	34	404
Shiloh Industries Inc.	3	33
Shoe Carnival Inc. (c)	6	167
Shuffle Master Inc. (c)	35	373
Shutterfly Inc. (c)	18	945
Sinclair Broadcast Group Inc. - Class A	28	351
Skechers U.S.A. Inc. - Class A (c)	22	445
Skyline Corp.	5	102
Smith & Wesson Holding Corp. (c) (e)	42	149
Sonic Automotive Inc. - Class A (e)	25	348
Sonic Corp. (c)	39	350
Sotheby’s - Class A	42	2,211
Spartan Motors Inc.	21	143
Speedway Motorsports Inc.	6	102
Stage Stores Inc.	22	421
Standard Motor Products Inc.	11	151
Standard-Pacific Corp. (c) (e)	68	255
Stein Mart Inc.	15	156
Steiner Leisure Ltd. (c)	9	432
Steinway Musical Instruments Inc. (c)	4	85
Steven Madden Ltd. (c)	15	715
Stewart Enterprises Inc. - Class A (e)	53	403
Stoneridge Inc. (c)	11	154
Sturm Ruger & Co. Inc. (e)	12	267
Summer Infant Inc. (c)	6	46
Superior Industries International Inc.	15	378

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
SuperMedia Inc. (c) (e)	9	56
Systemax Inc. (c)	5	71
Talbots Inc. (c)	41	247
Tenneco Inc. (c)	37	1,555
Texas Roadhouse Inc. - Class A (e)	37	624
The Jones Group Inc.	53	725
Timberland Co. - Class A (c)	25	1,024
Tower International Inc. (c)	4	74
True Religion Apparel Inc. (c)	16	370
Tuesday Morning Corp. (c)	19	92
U.S. Auto Parts Network Inc. (c)	9	74
Ulta Salon Cosmetics & Fragrance Inc. (c)	20	956
Under Armour Inc. - Class A (c) (e)	22	1,506
Unifi Inc. (c)	7	124
Universal Electronics Inc. (c)	9	251
Universal Technical Institute Inc.	13	253
Vail Resorts Inc. (c)	23	1,115
Valassis Communications Inc. (c)	32	920
Value Line Inc.	1	9
Vera Bradley Inc. (c)	8	341
Vitacost.com Inc. (c) (e) (f)	8	45
Vitamin Shoppe Inc. (c)	10	336
Volcom Inc.	13	240
Warnaco Group Inc. (c)	27	1,557
Warner Music Group Corp. (c) (e)	24	163
West Marine Inc. (c)	9	93
Westwood One Inc. (c) (e)	3	20
Wet Seal Inc. - Class A (c)	65	280
Weyco Group Inc.	3	77
Winmark Corp. (e)	1	59
Winnebago Industries Inc. (c)	17	227
Wolverine World Wide Inc.	31	1,138
World Wrestling Entertainment Inc. - Class A (e)	14	182
Zumiez Inc. (c) (e)	13	336

		102,642
CONSUMER STAPLES - 2.9%
Alico Inc.	2	43
Alliance One International Inc. (c)	57	231
Andersons Inc.	12	575
Arden Group Inc. - Class A	1	43
B&G Foods Inc.	30	572
Boston Beer Co. Inc. - Class A (c)	5	484
Cal-Maine Foods Inc. (e)	9	275
Calavo Growers Inc. (e)	6	131
Casey’s General Stores Inc.	24	935
Central Garden & Pet Co. - Class A (c)	34	313
Chiquita Brands International Inc. (c)	27	417
Coca-Cola Bottling Co. Consolidated	3	172
Darling International Inc. (c)	68	1,038
Diamond Foods Inc. (e)	14	755
Dole Food Co. Inc. (c) (e)	23	311
Elizabeth Arden Inc. (c)	15	445
Farmer Bros. Co.	3	37
Female Health Co.	7	35
Fresh Del Monte Produce Inc.	24	630
Griffin Land & Nurseries Inc. - Class A	2	49
Hain Celestial Group Inc. (c)	27	881
Harbinger Group Inc. (c)	4	20
Heckmann Corp. (c)	57	372
Imperial Sugar Co.	9	116
Ingles Markets Inc. - Class A	7	146
Inter Parfums Inc.	8	146
J&J Snack Foods Corp.	9	422
John B. Sanfilippo & Son (c)	4	50
Lancaster Colony Corp.	12	727
Lifeway Foods Inc. (c) (e)	2	23

	Shares/Par (p)	Value
Limoneira Co. (e)	4	103
Medifast Inc. (c) (e)	8	159
MGP Ingredients Inc.	6	51
Nash Finch Co.	7	281
National Beverage Corp.	8	104
Natures Sunshine Products Inc. (c) (e)	4	36
Nu Skin Enterprises Inc. - Class A	30	873
Nutraceutical International Corp. (c)	5	73
Oil-Dri Corp. of America	2	49
Pantry Inc. (c)	13	189
Pilgrim’s Pride Corp. (c)	31	242
Prestige Brands Holdings Inc. (c)	26	300
PriceSmart Inc.	10	358
Primo Water Corp. (c)	8	102
Revlon Inc. - Class A (c)	6	93
Rite Aid Corp. (c)	350	371
Ruddick Corp.	28	1,069
Sanderson Farms Inc. (e)	14	636
Schiff Nutrition International Inc. (e)	9	83
Seneca Foods Corp. - Class A (c)	5	152
Smart Balance Inc. (c)	35	162
Snyders-Lance Inc.	16	314
Spartan Stores Inc.	15	223
Spectrum Brands Holdings Inc. (c)	11	308
Star Scientific Inc. (c) (e)	63	286
Susser Holdings Corp. (c)	3	45
Synutra International Inc. (c) (e)	13	149
The Fresh Market Inc. (c)	10	361
Tootsie Roll Industries Inc.	16	453
TreeHouse Foods Inc. (c)	21	1,218
United Natural Foods Inc. (c)	30	1,323
Universal Corp.	15	656
USANA Health Sciences Inc. (c) (e)	4	127
Vector Group Ltd. (e)	27	469
Village Super Market Inc. - Class A	4	111
WD-40 Co.	10	442
Weis Markets Inc.	7	280
Winn-Dixie Stores Inc. (c)	37	262

		22,907
ENERGY - 7.0%
Abraxas Petroleum Corp. (c)	54	313
Alon USA Energy Inc. (e)	5	63
Amyris Inc. (c) (e)	4	118
Apco Oil And Gas International Inc. (e)	6	481
Approach Resources Inc. (c)	11	373
ATP Oil & Gas Corp. (c) (e)	27	487
Basic Energy Services Inc. (c)	15	376
Berry Petroleum Co. - Class A	31	1,582
Bill Barrett Corp. (c) (e)	29	1,157
BPZ Resources Inc. (c) (e)	61	326
Brigham Exploration Co. (c)	73	2,707
Bristow Group Inc. (c)	22	1,047
Cal Dive International Inc. (c)	58	403
Callon Petroleum Co. (c)	22	173
CAMAC Energy Inc. (c) (e)	26	38
CARBO Ceramics Inc.	12	1,691
Carrizo Oil & Gas Inc. (c)	22	801
Cheniere Energy Inc. (c) (e)	37	349
Clayton Williams Energy Inc. (c)	4	379
Clean Energy Fuels Corp. (c) (e)	30	486
Cloud Peak Energy Inc. (c)	19	414
Complete Production Services Inc. (c)	49	1,555
Contango Oil & Gas Co. (c)	7	460
Crosstex Energy Inc.	27	265
CVR Energy Inc. (c)	19	445
Dawson Geophysical Co. (c)	5	225
Delek US Holdings Inc.	9	121

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Delta Petroleum Corp. (c) (e)	90	82
DHT Holdings Inc. (e)	31	151
Dril-Quip Inc. (c)	21	1,685
Endeavour International Corp. (c) (e)	12	156
Energy Partners Ltd. (c)	18	329
Energy XXI Bermuda Ltd. (c)	45	1,540
Evolution Petroleum Corp. (c)	8	62
FX Energy Inc. (c)	25	205
Gastar Exploration Ltd. (c)	34	163
General Maritime Corp. (e)	43	88
GeoResources Inc. (c)	10	328
Global Geophysical Services Inc. (c)	4	58
Global Industries Ltd. (c)	65	635
GMX Resources Inc. (c) (e)	30	188
Golar LNG Ltd. (e)	23	596
Goodrich Petroleum Corp. (c)	14	317
Green Plains Renewable Energy Inc. (c) (e)	11	128
Gulf Island Fabrication Inc.	9	294
Gulfmark Offshore Inc. - Class A (c)	14	638
Gulfport Energy Corp. (c)	16	586
Hallador Energy Co. (e)	2	24
Harvest Natural Resources Inc. (c)	21	313
Helix Energy Solutions Group Inc. (c)	66	1,135
Hercules Offshore Inc. (c)	74	488
Hornbeck Offshore Services Inc. (c)	15	462
Houston American Energy Corp. (e)	12	190
International Coal Group Inc. (c)	81	920
ION Geophysical Corp. (c)	77	981
Isramco Inc. (c) (e)	—	30
James River Coal Co. (c) (e)	18	434
Key Energy Services Inc. (c)	77	1,202
Knightsbridge Tankers Ltd. (e)	15	373
Kodiak Oil & Gas Corp. (c) (e)	113	755
L&L Energy Inc. (c) (e)	12	83
Lufkin Industries Inc.	18	1,720
Magnum Hunter Resources Corp. (c) (e)	39	335
Matrix Service Co. (c)	18	244
McMoRan Exploration Co. (c)	59	1,043
Miller Petroleum Inc. (c) (e)	14	71
Natural Gas Services Group Inc. (c)	8	150
Newpark Resources Inc. (c)	57	452
Nordic American Tanker Shipping Ltd. (e)	30	740
Northern Oil and Gas Inc. (c)	33	888
Oasis Petroleum Inc. (c)	31	966
Overseas Shipholding Group Inc.	16	513
OYO Geospace Corp. (c)	3	258
Panhandle Oil and Gas Inc. - Class A	5	143
Parker Drilling Co. (c)	75	518
Patriot Coal Corp. (c)	48	1,241
Penn Virginia Corp.	28	472
Petroleum Development Corp. (c)	15	715
PetroQuest Energy Inc. (c)	35	331
PHI Inc. (c)	8	178
Pioneer Drilling Co. (c)	32	448
RAM Energy Resources Inc. (c) (e)	30	62
Rentech Inc. (c) (e)	148	185
Resolute Energy Corp. (c) (e)	23	423
Rex Energy Corp. (c)	20	232
Rex Stores Corp. (c)	4	68
Rosetta Resources Inc. (c)	32	1,539
RPC Inc. (e)	28	700
Scorpio Tankers Inc. (c)	11	109
Ship Finance International Ltd. (e)	28	577
Stone Energy Corp. (c)	27	913
Swift Energy Co. (c)	26	1,101
Syntroleum Corp. (c) (e)	47	106
Teekay Tankers Ltd. - Class A (e)	25	263
Tesco Corp. (c)	19	417

	Shares/Par (p)	Value
Tetra Technologies Inc. (c)	46	713
TransAtlantic Petroleum Ltd. (c)	90	280
Union Drilling Inc. (c)	10	105
Uranium Energy Corp. (c) (e)	37	146
USEC Inc. (c)	67	294
VAALCO Energy Inc. (c)	31	242
Vantage Drilling Co. (c)	97	174
Venoco Inc. (c)	15	249
W&T Offshore Inc.	22	500
Warren Resources Inc. (c)	46	232
Western Refining Inc. (c) (e)	32	541
Willbros Group Inc. (c)	29	322
World Fuel Services Corp.	43	1,751

		56,124
FINANCIALS - 19.5%
1st Source Corp.	10	193
1st United Bancorp Inc. (c)	15	106
Abington Bancorp Inc.	14	168
Acadia Realty Trust	25	466
Advance America Cash Advance Centers Inc.	36	189
Agree Realty Corp. (e)	6	142
Alexander’s Inc.	1	524
Alliance Financial Corp. (e)	3	94
Alterra Capital Holdings Ltd.	61	1,354
American Campus Communities Inc.	40	1,323
American Capital Agency Corp.	58	1,679
American Capital Ltd. (c)	213	2,108
American Equity Investment Life Holding Co.	37	480
American National Bankshares Inc. (e)	3	60
American Safety Insurance Holdings Ltd. (c)	7	155
Ameris Bancorp (c)	13	133
Amerisafe Inc. (c)	12	275
Ames National Corp. (e)	4	85
AmTrust Financial Services Inc.	14	273
Anworth Mortgage Asset Corp.	74	526
Apollo Commercial Real Estate Finance Inc.	11	185
Apollo Investment Corp.	122	1,470
Argo Group International Holdings Ltd.	19	622
Arlington Asset Investment Corp. - Class A	5	155
Arrow Financial Corp.	5	133
Artio Global Investors Inc.	16	266
Ashford Hospitality Trust Inc.	29	320
Asset Acceptance Capital Corp. (c) (e)	7	35
Associated Estates Realty Corp.	25	399
Asta Funding Inc.	6	49
Astoria Financial Corp.	55	792
Avatar Holdings Inc. (c)	5	96
Baldwin & Lyons Inc. - Class B	4	88
BancFirst Corp.	4	176
Banco Latinoamericano de Comercio Exterior SA - Class E	18	307
Bancorp Inc. (c)	16	149
Bancorp Rhode Island Inc.	2	50
Bank Mutual Corp.	26	111
Bank of Marin Bancorp. (e)	3	124
Bank of the Ozarks Inc.	8	342
BankFinancial Corp.	10	92
Beneficial Mutual Bancorp Inc. (c)	21	185
Berkshire Hills Bancorp Inc.	9	184
BGC Partners Inc. - Class A	36	338
BioMed Realty Trust Inc.	80	1,526
BlackRock Kelso Capital Corp. (e)	43	433
BofI Holding Inc. (c) (e)	4	59
Boston Private Financial Holdings Inc.	47	330
Bridge Bancorp Inc. (e)	4	95
Brookline Bancorp Inc.	39	408
Bryn Mawr Bank Corp.	6	123

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Calamos Asset Management Inc. - Class A	12	198
California First National Bancorp.	1	14
Camden National Corp.	5	167
Campus Crest Communities Inc.	20	233
Capital City Bank Group Inc. (e)	5	68
Capital Southwest Corp.	2	147
CapLease Inc.	38	211
Capstead Mortgage Corp.	43	548
Cardinal Financial Corp.	19	219
Cardtronics Inc. (c)	17	344
Cash America International Inc.	18	826
Cathay General Bancorp	50	854
CBL & Associates Properties Inc.	87	1,512
Cedar Shopping Centers Inc.	37	222
Center Financial Corp. (c)	24	178
CenterState Banks of Florida Inc.	17	116
Century Bancorp. Inc. - Class A	2	42
Chatham Lodging Trust	7	117
Chemical Financial Corp.	15	300
Chesapeake Lodging Trust	10	166
Citizens & Northern Corp.	6	96
Citizens Inc. - Class A (c) (e)	22	163
Citizens Republic Bancorp Inc. (c)	218	194
City Holdings Co. (e)	9	332
Clifton Savings Bancorp Inc. (e)	5	56
CNA Surety Corp. (c)	12	294
CNB Financial Corp. (e)	6	82
CNO Financial Group Inc. (c)	140	1,054
CoBiz Financial Inc.	18	127
Cogdell Spencer Inc.	23	140
Cohen & Steers Inc. (e)	11	319
Colonial Properties Trust	48	922
Colony Financial Inc.	11	212
Columbia Banking System Inc.	24	456
Community Bank System Inc.	21	498
Community Trust Bancorp Inc.	8	227
Compass Diversified Holdings (e)	21	316
CompuCredit Holdings Corp. (c) (e)	6	37
Consolidated-Tomoka Land Co. (e)	3	102
Coresite Realty Corp.	13	205
Cousins Properties Inc.	55	457
Cowen Group Inc. - Class A (c) (e)	20	79
Crawford & Co. - Class B	11	54
Credit Acceptance Corp. (c)	4	257
CreXus Investment Corp. (e)	9	105
CVB Financial Corp. (e)	55	508
Cypress Sharpridge Investments Inc.	44	563
Danvers BanCorp Inc.	12	260
DCT Industrial Trust Inc.	156	864
Delphi Financial Group Inc. - Class A	30	924
Diamond Hill Investment Group Inc.	2	127
DiamondRock Hospitality Co.	102	1,136
Dime Community Bancshares Inc.	15	228
Dollar Financial Corp. (c)	22	458
Donegal Group Inc. - Class A	5	70
Doral Financial Corp. (c)	10	11
Duff & Phelps Corp. - Class A	17	278
DuPont Fabros Technology Inc. (e)	26	619
Dynex Capital Inc.	18	178
Eagle Bancorp Inc. (c)	11	152
EastGroup Properties Inc.	16	720
Education Realty Trust Inc.	46	367
eHealth Inc. (c)	14	181
EMC Insurance Group Inc.	3	64
Employer Holdings Inc.	24	492
Encore Bancshares Inc. (c)	4	52
Encore Capital Group Inc. (c)	8	201
Enstar Group Ltd. (c)	4	393

	Shares/Par (p)	Value
Enterprise Financial Services Corp. (e)	11	154
Entertainment Properties Trust	29	1,370
Epoch Holding Corp.	8	126
Equity Lifestyle Properties Inc.	17	954
Equity One Inc.	25	473
ESB Financial Corp. (e)	5	72
ESSA BanCorp Inc.	8	109
Evercore Partners Inc. - Class A	9	319
Excel Trust Inc.	11	131
Extra Space Storage Inc.	55	1,140
EZCORP Inc. - Class A (c)	29	919
FBL Financial Group Inc. - Class A	8	261
FBR Capital Markets Corp. (c)	28	102
Federal Agricultural Mortgage Corp. - Class C (e)	6	124
FelCor Lodging Trust Inc. (c)	59	360
Fifth Street Finance Corp. (e)	43	569
Financial Engines Inc. (c)	9	239
Financial Institutions Inc.	7	114
First American Financial Corp.	66	1,082
First Bancorp (c) (e)	12	58
First Bancorp Inc. (e)	14	196
First Busey Corp. (e)	37	187
First Cash Financial Services Inc. (c)	19	740
First Commonwealth Financial Corp.	64	438
First Community Bancshares Inc.	10	143
First Financial Bancorp	36	593
First Financial Bankshares Inc. (e)	13	659
First Financial Corp.	7	218
First Financial Holdings Inc.	10	115
First Industrial Realty Trust Inc. (c)	39	469
First Interstate BancSystem Inc.	8	113
First Marblehead Corp. (c)	33	72
First Merchants Corp.	16	130
First Midwest Bancorp Inc.	46	543
First of Long Island Corp.	4	118
First Potomac Realty Trust	32	506
First South Bancorp Inc.	4	19
FirstMerit Corp.	66	1,131
Flagstar Bancorp Inc. (c)	50	75
Flagstone Reinsurance Holdings SA	28	248
Flushing Financial Corp.	19	277
FNB Corp.	75	787
Forestar Group Inc. (c)	22	427
Fox Chase Bancorp Inc.	3	37
FPIC Insurance Group Inc. (c)	5	202
Franklin Street Properties Corp. (e)	43	605
GAMCO Investors Inc.	4	206
German American Bancorp Inc. (e)	6	95
Gerova Financial Group Ltd. (c) (f)	1	4
Getty Realty Corp.	14	320
GFI Group Inc.	38	190
Glacier Bancorp Inc.	44	666
Gladstone Capital Corp. (e)	13	148
Gladstone Commercial Corp.	5	90
Gladstone Investment Corp.	11	83
Gleacher & Co. Inc. (c)	42	74
Glimcher Realty Trust	62	576
Global Indemnity Plc (c)	9	191
Golub Capital BDC Inc.	4	63
Government Properties Income Trust	17	445
Great Southern Bancorp Inc. (e)	5	111
Green Bankshares Inc. (c) (e)	6	18
Greenlight Capital Re Ltd. - Class A (c)	17	489
Hallmark Financial Services Inc. (c)	6	53
Hancock Holding Co. (e)	18	596
Hanmi Financial Corp. (c) (e)	63	78
Harleysville Group Inc.	7	235

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Harris & Harris Group Inc. (c)	20	108
Hatteras Financial Corp.	36	999
Healthcare Realty Trust Inc.	43	965
Heartland Financial USA Inc.	7	126
Hercules Technology Growth Capital Inc.	23	257
Heritage Financial Corp. (c)	8	112
Heritage Financial Group Inc.	1	10
Hersha Hospitality Trust	81	479
HFF Inc. - Class A (c)	10	154
Highwoods Properties Inc.	44	1,537
Hilltop Holdings Inc. (c)	23	230
Home Bancorp Inc. (c)	4	60
Home Bancshares Inc.	13	294
Home Federal Bancorp Inc.	11	124
Home Properties Inc.	24	1,391
Horace Mann Educators Corp.	24	396
Hudson Pacific Properties Inc.	10	146
Hudson Valley Holding Corp.	8	174
IberiaBank Corp.	16	992
Independent Bank Corp. (e)	13	362
Infinity Property & Casualty Corp.	8	448
Inland Real Estate Corp.	48	458
International Bancshares Corp.	33	605
INTL FCStone Inc. (c) (e)	8	199
Invesco Mortgage Capital Inc.	31	675
Investment Technology Group Inc. (c)	28	509
Investors Bancorp Inc. (c)	30	450
Investors Real Estate Trust	48	460
iStar Financial Inc. (c) (e)	58	529
JMP Group Inc.	9	74
Kaiser Federal Financial Group Inc.	1	16
Kansas City Life Insurance Co. (e)	2	69
Kayne Anderson Energy Development Co.	7	132
KBW Inc.	23	595
Kearny Financial Corp.	9	85
Kennedy-Wilson Holdings Inc. (c) (e)	11	121
Kilroy Realty Corp.	34	1,328
Kite Realty Group Trust	36	192
Knight Capital Group Inc. - Class A (c)	57	767
LaBranche & Co. Inc. (c)	26	102
Ladenburg Thalmann Financial Services Inc. (c)	49	56
Lakeland Bancorp Inc. (e)	13	136
Lakeland Financial Corp.	10	231
LaSalle Hotel Properties	44	1,188
Lexington Realty Trust (e)	66	616
Life Partners Holdings Inc. (e)	6	50
LTC Properties Inc.	16	440
Maiden Holdings Ltd.	32	239
Main Street Capital Corp. (e)	10	176
MainSource Financial Group Inc.	12	124
MarketAxess Holdings Inc.	17	412
Marlin Business Services Inc. (c)	5	57
MB Financial Inc.	34	711
MCG Capital Corp.	48	309
Meadowbrook Insurance Group Inc.	33	346
Medallion Financial Corp.	7	63
Medical Properties Trust Inc.	71	817
Merchants Bancshares Inc.	2	56
Meridian Interstate BanCorp Inc. (c)	4	61
Metro Bancorp Inc. (c)	7	91
MF Global Holdings Ltd. (c)	74	613
MFA Financial Inc.	172	1,409
MGIC Investment Corp. (c)	127	1,128
Mid-America Apartment Communities Inc.	20	1,294
Midsouth Bancorp Inc.	5	69
MidWestOne Financial Group Inc. (e)	4	55
Mission West Properties Inc.	12	76

	Shares/Par (p)	Value
Monmouth Real Estate Investment Corp. - Class A	16	133
Montpelier Re Holdings Ltd.	42	749
MPG Office Trust Inc. (c) (e)	38	141
MVC Capital Inc. (e)	16	217
Nara Bancorp Inc. (c)	24	227
NASB Financial Inc. (c) (e)	2	31
National Bankshares Inc. (e)	4	104
National Financial Partners Corp. (c)	26	381
National Health Investors Inc.	15	726
National Interstate Corp.	3	59
National Penn Bancshares Inc.	81	627
National Retail Properties Inc. (e)	52	1,370
National Western Life Insurance Co. - Class A	1	201
Navigators Group Inc. (c)	8	387
NBT Bancorp Inc.	21	475
Nelnet Inc. - Class A	16	349
Netspend Holdings Inc. (c)	19	198
NewAlliance Bancshares Inc.	65	969
Newcastle Investment Corp. (c)	40	242
NewStar Financial Inc. (c)	17	180
NGP Capital Resources Co.	15	141
Northfield Bancorp Inc. (e)	11	150
NorthStar Realty Finance Corp. (e)	49	261
Northwest Bancshares Inc.	68	849
OceanFirst Financial Corp.	8	110
Ocwen Financial Corp. (c)	45	498
Old National Bancorp	58	623
Omega Healthcare Investors Inc.	60	1,351
OmniAmerican Bancorp Inc. (c)	6	97
One Liberty Properties Inc.	8	124
Oppenheimer Holdings Inc. - Class A	6	194
optionsXpress Holdings Inc.	26	473
Oriental Financial Group Inc.	28	347
Oritani Financial Corp.	34	431
Orrstown Financial Services Inc. (e)	5	131
Pacific Continental Corp.	11	111
PacWest Bancorp (e)	19	410
Park National Corp. (e)	8	503
Parkway Properties Inc.	14	245
Peapack Gladstone Financial Corp. (e)	4	55
Pebblebrook Hotel Trust	22	493
PennantPark Investment Corp.	26	314
Penns Woods Bancorp Inc. (e)	2	65
Pennsylvania Real Estate Investment Trust (e)	33	473
Pennymac Mortgage Investment Trust	15	283
Penson Worldwide Inc. (c)	12	81
Peoples Bancorp Inc.	5	58
PHH Corp. (c)	35	767
Phoenix Cos. Inc. (c)	77	211
Pico Holdings Inc. (c)	14	409
Pinnacle Financial Partners Inc. (c)	22	364
Piper Jaffray Cos. (c)	10	404
Platinum Underwriters Holdings Ltd.	23	872
PMI Group Inc. (c)	88	239
Porter Bancorp Inc.	1	11
Portfolio Recovery Associates Inc. (c)	10	876
Post Properties Inc.	30	1,174
Potlatch Corp.	25	991
Presidential Life Corp.	12	116
Primerica Inc. (e)	15	375
Primus Guaranty Ltd. (c) (e)	12	59
PrivateBancorp Inc.	33	498
ProAssurance Corp. (c)	19	1,198
Prospect Capital Corp. (e)	56	686
Prosperity Bancshares Inc.	29	1,226
Provident Financial Services Inc.	36	536
Provident New York Bancorp	24	245

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
PS Business Parks Inc.	11	666
Pzena Investment Management Inc. - Class A	4	28
Radian Group Inc.	82	557
RAIT Financial Trust (e)	60	147
Ramco-Gershenson Properties Trust	24	298
Redwood Trust Inc. (e)	49	769
Renasant Corp. (e)	15	252
Republic Bancorp Inc. - Class A	6	118
Resource Capital Corp. (e)	29	189
Retail Opportunity Investments Corp.	26	287
RLI Corp.	11	657
Rockville Financial Inc. (e)	10	100
Rodman & Renshaw Capital Group Inc. (c) (e)	9	18
Roma Financial Corp.	4	47
S&T Bancorp Inc. (e)	16	338
Sabra Healthcare REIT Inc.	15	264
Safety Insurance Group Inc.	8	352
Sanders Morris Harris Group Inc.	9	71
Sandy Spring Bancorp Inc.	14	264
Saul Centers Inc.	4	185
SCBT Financial Corp.	8	267
SeaBright Insurance Holdings Inc.	13	137
Selective Insurance Group	32	562
Sierra Bancorp	7	81
Signature Bank (c)	25	1,416
Simmons First National Corp. - Class A	11	288
Solar Capital Ltd.	3	72
Southside Bancshares Inc. (e)	9	196
Southwest Bancorp Inc. (c)	12	165
Sovran Self Storage Inc.	17	664
Starwood Property Trust Inc.	44	985
State Auto Financial Corp.	8	152
State Bancorp. Inc.	7	77
StellarOne Corp.	14	203
Sterling Bancorp	17	167
Sterling Bancshares Inc.	56	486
Stewart Information Services Corp. (e)	10	105
Stifel Financial Corp. (c)	21	1,539
Strategic Hotels & Resorts Inc. (c)	90	581
Suffolk Bancorp (e)	7	145
Sun Communities Inc.	11	409
Sunstone Hotel Investors Inc. (c)	73	745
Susquehanna Bancshares Inc.	83	774
SVB Financial Group (c)	26	1,498
SWS Group Inc.	20	120
SY Bancorp Inc. (e)	7	184
Tanger Factory Outlet Centers Inc.	51	1,337
Taylor Capital Group Inc. (c) (e)	5	54
Tejon Ranch Co. (c)	9	312
Terreno Realty Corp	7	114
Territorial Bancorp Inc.	8	153
Teton Advisors Inc. - Class A	—	—
Texas Capital Bancshares Inc. (c)	23	611
THL Credit Inc.	5	66
Thomas Properties Group Inc. (c)	19	63
TICC Capital Corp.	18	201
Tompkins Financial Corp.	5	201
Tower Bancorp Inc.	6	141
Tower Group Inc.	24	575
TowneBank (e)	14	214
TradeStation Group Inc. (c)	25	179
Triangle Capital Corp. (e)	12	225
Trico Bancshares (e)	7	107
TrustCo Bank Corp.	49	293
Trustmark Corp. (e)	39	922
Two Harbors Investment Corp.	26	272
U-Store-It Trust	60	628
UMB Financial Corp.	20	756

	Shares/Par (p)	Value
UMH Properties Inc.	4	39
Umpqua Holdings Corp.	73	836
Union First Market Bankshares Corp.	11	126
United Bankshares Inc. (e)	25	660
United Community Banks Inc. (c)	67	159
United Financial Bancorp Inc.	9	147
United Fire & Casualty Co.	13	272
Universal Health Realty Income Trust	7	302
Universal Insurance Holdings Inc.	9	51
Univest Corp. of Pennsylvania	9	165
Urstadt Biddle Properties Inc. - Class A	14	262
ViewPoint Financial Group	9	114
Virginia Commerce Bancorp (c) (e)	11	62
Virtus Investment Partners Inc. (c)	3	181
Walter Investment Management Corp.	15	246
Washington Banking Co. (e)	8	113
Washington REIT	39	1,225
Washington Trust Bancorp Inc.	9	204
Waterstone Financial Inc. (c) (e)	3	11
Webster Financial Corp.	44	935
WesBanco Inc.	14	283
West Bancorp Inc.	8	61
West Coast Bancorp (c) (e)	61	213
Westamerica Bancorporation	19	957
Western Alliance Bancorp (c)	41	337
Westfield Financial Inc.	15	137
Westwood Holdings Group Inc.	4	151
Whitney Holding Corp.	60	813
Wilshire Bancorp Inc. (c)	16	76
Winthrop Realty Trust	14	176
Wintrust Financial Corp. (e)	22	806
World Acceptance Corp. (c) (e)	10	666
WSFS Financial Corp.	3	160

		155,984
HEALTH CARE - 12.3%
Abaxis Inc. (c)	14	411
Abiomed Inc. (c)	19	274
Accelrys Inc. (c)	34	271
Accretive Health Inc. (c) (e)	8	219
Accuray Inc. (c)	33	294
Acorda Therapeutics Inc. (c)	25	576
Acura Pharmaceuticals Inc. (c) (e)	4	12
Aegerion Pharmaceuticals Inc. (c)	4	63
Affymax Inc. (c)	15	87
Affymetrix Inc. (c)	48	249
Air Methods Corp. (c)	7	465
Akorn Inc. (c)	37	216
Albany Molecular Research Inc. (c)	15	63
Alexza Pharmaceuticals Inc. (c) (e)	21	35
Align Technology Inc. (c)	37	750
Alimera Sciences Inc. (c) (e)	4	27
Alkermes Inc. (c)	58	747
Alliance HealthCare Services Inc. (c)	19	82
Allied Healthcare International Inc. (c)	20	50
Allos Therapeutics Inc. (c)	47	149
Almost Family Inc. (c)	5	179
Alnylam Pharmaceuticals Inc. (c)	24	233
Alphatec Holdings Inc. (c)	28	75
AMAG Pharmaceuticals Inc. (c)	12	201
Amedisys Inc. (c)	17	601
America Service Group Inc.	5	138
American Dental Partners Inc. (c)	8	103
American Medical Systems Holdings Inc. (c)	48	1,031
AMERIGROUP Corp. (c)	32	2,083
AMN Healthcare Services Inc. (c)	28	242
Amsurg Corp. (c)	19	478
Anacor Pharmaceuticals Inc. (c) (e)	12	83

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Analogic Corp.	8	470
AngioDynamics Inc. (c)	14	213
Antares Pharma Inc. (c) (e)	38	68
Aoxing Pharmaceutical Co. Inc. (c) (e)	13	28
Ardea Biosciences Inc. (c)	10	275
Arena Pharmaceuticals Inc. (c) (e)	88	123
Ariad Pharmaceuticals Inc. (c) (e)	79	597
ArQule Inc. (c)	32	230
Array BioPharma Inc. (c)	35	107
ArthroCare Corp. (c)	17	575
Assisted Living Concepts Inc. - Class A (c)	6	235
athenahealth Inc. (c) (e)	21	945
Atrion Corp.	1	160
Auxilium Pharmaceuticals Inc. (c) (e)	26	557
AVANIR Pharmaceuticals - Class A (c) (e)	54	221
AVEO Pharmaceuticals Inc. (c)	8	107
AVI BioPharma Inc. (c) (e)	70	130
Bio-Reference Labs Inc. (c)	15	341
BioCryst Pharmaceuticals Inc. (c) (e)	16	59
Biodel Inc. (c) (e)	10	22
BioMimetic Therapeutics Inc. (c)	11	140
Biosante Pharmaceuticals Inc. (c) (e)	55	109
BioScrip Inc. (c)	21	100
BioSpecifics Technologies Corp. (c) (e)	2	41
Biotime Inc. (c) (e)	17	128
Bruker Corp. (c)	45	937
Cadence Pharmaceuticals Inc. (c) (e)	18	165
Caliper Life Sciences Inc. (c)	29	198
Cambrex Corp. (c)	16	90
Cantel Medical Corp.	8	198
Capital Senior Living Corp. (c)	15	162
Caraco Pharmaceutical Laboratories Ltd. (c)	5	27
CardioNet Inc. (c)	16	78
Catalyst Health Solutions Inc. (c)	24	1,337
Celera Corp. (c)	53	430
Celldex Therapeutics Inc. (c) (e)	23	91
Centene Corp. (c)	31	1,024
Cepheid Inc. (c) (e)	37	1,028
Cerus Corp. (c) (e)	32	91
Chelsea Therapeutics International Inc. (c)	33	129
Chemed Corp.	14	939
Chindex International Inc. (c) (e)	9	138
Clinical Data Inc. (c) (e)	7	225
Codexis Inc. (c)	6	76
Computer Programs & Systems Inc.	6	400
Conceptus Inc. (c)	20	287
Conmed Corp. (c)	18	480
Continucare Corp. (c)	22	115
Corcept Therapeutics Inc. (c)	22	95
Cornerstone Therapeutics Inc. (c)	3	19
Corvel Corp. (c)	4	215
Cross Country Healthcare Inc. (c)	21	164
CryoLife Inc. (c)	17	102
Cubist Pharmaceuticals Inc. (c)	37	933
Cumberland Pharmaceuticals Inc. (c)	5	27
Curis Inc. (c) (e)	50	161
Cutera Inc. (c)	7	63
Cyberonics Inc. (c)	17	530
Cynosure Inc. - Class A (c)	6	81
Cytokinetics Inc. (c)	25	38
Cytori Therapeutics Inc. (c) (e)	26	207
CytRx Corp. (c) (e)	70	61
Delcath Systems Inc. (c) (e)	27	200
DepoMed Inc. (c)	34	346
DexCom Inc. (c)	38	596
Dionex Corp. (c)	10	1,227
Durect Corp. (c)	54	194
Dyax Corp. (c)	50	80

	Shares/Par (p)	Value
Dynavax Technologies Inc. (c) (e)	58	160
Dynavox Inc. - Class A (c)	5	28
Emergent BioSolutions Inc. (c)	13	314
Emeritus Corp. (c)	13	334
Endologix Inc. (c) (e)	28	193
Ensign Group Inc.	9	296
Enzo Biochem Inc. (c)	21	87
Enzon Pharmaceuticals Inc. (c) (e)	31	335
eResearch Technology Inc. (c)	31	212
Exact Sciences Corp. (c)	28	205
ExacTech Inc. (c)	4	67
ExamWorks Group Inc. (c)	8	175
Exelixis Inc. (c)	67	758
Five Star Quality Care Inc. (c)	23	187
Furiex Pharmaceuticals Inc. (c)	5	80
Genomic Health Inc. (c) (e)	8	209
Gentiva Health Services Inc. (c)	18	503
Geron Corp. (c) (e)	72	363
Greatbatch Inc. (c)	14	382
Haemonetics Corp. (c)	15	1,015
Halozyme Therapeutics Inc. (c)	50	333
Hanger Orthopedic Group Inc. (c)	16	429
Hansen Medical Inc. (c) (e)	23	51
Healthsouth Corp. (c)	59	1,470
HealthSpring Inc. (c)	36	1,362
Healthways Inc. (c)	22	337
HeartWare International Inc. (c) (e)	6	483
Hi-Tech Pharmacal Co. Inc. (c)	6	117
HMS Holdings Corp. (c)	17	1,398
ICU Medical Inc. (c)	7	305
Idenix Pharmaceuticals Inc. (c) (e)	19	64
Immucor Inc. (c)	44	876
Immunogen Inc. (c) (e)	41	373
Immunomedics Inc. (c) (e)	43	163
Impax Laboratories Inc. (c)	39	983
Incyte Corp. (c)	54	862
Infinity Pharmaceuticals Inc. (c) (e)	8	46
Inhibitex Inc. (c)	26	96
Inovio Pharmaceuticals Inc. (c)	43	47
Inspire Pharmaceuticals Inc. (c)	33	129
Insulet Corp. (c)	27	564
Integra LifeSciences Holdings Corp. (c)	13	637
InterMune Inc. (c)	28	1,330
Invacare Corp.	18	565
IPC The Hospitalist Co. Inc. (c)	10	465
IRIS International Inc. (c)	8	76
Ironwood Pharmaceuticals Inc. (c)	13	185
Isis Pharmaceuticals Inc. (c)	59	532
Jazz Pharmaceuticals Inc. (c) (e)	10	310
Kendle International Inc. (c)	9	92
Kensey Nash Corp. (c)	5	115
Keryx Biopharmaceuticals Inc. (c) (e)	27	137
Kindred Healthcare Inc. (c)	24	574
Landauer Inc.	6	376
Lannett Co. Inc. (c)	11	61
LCA-Vision Inc. (c) (e)	12	79
Lexicon Pharmaceuticals Inc. (c)	128	216
LHC Group Inc. (c)	10	309
Ligand Pharmaceuticals Inc. (c)	12	118
Luminex Corp. (c)	24	454
Magellan Health Services Inc. (c)	21	1,034
MAKO Surgical Corp. (c) (e)	20	478
MannKind Corp. (c) (e)	37	134
MAP Pharmaceuticals Inc. (c)	10	140
Masimo Corp.	33	1,085
Maxygen Inc.	17	88
MedAssets Inc. (c)	27	410
MedCath Corp. (c)	14	190

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Medical Action Industries Inc. (c)	10	87
Medicines Co. (c)	33	542
Medicis Pharmaceutical Corp. - Class A	38	1,218
Medidata Solutions Inc. (c)	12	307
Medivation Inc. (c) (e)	22	405
MELA Sciences Inc. (c)	16	56
Merge Healthcare Inc. (c)	32	154
Meridian Bioscience Inc.	25	608
Merit Medical Systems Inc. (c)	17	327
Metabolix Inc. (c) (e)	17	175
Metropolitan Health Networks Inc. (c)	30	140
Micromet Inc. (c) (e)	53	300
Molina Healthcare Inc. (c)	10	384
Momenta Pharmaceuticals Inc. (c) (e)	29	454
MWI Veterinary Supply Inc. (c)	7	596
Nabi Biopharmaceuticals (c)	28	163
Nanosphere Inc. (c)	7	21
National Healthcare Corp.	5	251
National Research Corp.	1	26
Natus Medical Inc. (c)	19	315
Nektar Therapeutics (c)	70	665
Neogen Corp. (c)	14	560
NeoStem Inc. (c) (e)	14	23
Neuralstem Inc. (c) (e)	23	41
Neurocrine Biosciences Inc. (c)	30	224
NeurogesX Inc. (c) (e)	5	19
Novavax Inc. (c) (e)	51	131
NPS Pharmaceuticals Inc. (c)	41	395
NuVasive Inc. (c)	25	633
NxStage Medical Inc. (c)	17	377
Nymox Pharmaceutical Corp. (c) (e)	10	78
Obagi Medical Products Inc. (c)	12	150
Omeros Corp. (c) (e)	10	81
Omnicell Inc. (c)	21	317
Onyx Pharmaceuticals Inc. (c)	39	1,386
Opko Health Inc. (c) (e)	57	214
Optimer Pharmaceuticals Inc. (c)	26	313
OraSure Technologies Inc. (c)	28	223
Orexigen Therapeutics Inc. (c) (e)	18	52
Orthofix International NV (c)	10	336
Orthovita Inc. (c) (e)	41	87
Osiris Therapeutics Inc. (c) (e)	13	92
Owens & Minor Inc. (e)	39	1,260
Pacific Biosciences of California Inc. (c) (e)	11	149
Pain Therapeutics Inc. (c)	21	197
Palomar Medical Technologies Inc. (c)	13	189
Par Pharmaceutical Cos. Inc. (c)	22	674
Parexel International Corp. (c)	37	921
PDI Inc. (c)	5	39
PDL BioPharma Inc.	84	487
Peregrine Pharmaceuticals Inc. (c) (e)	40	94
Pharmacyclics Inc. (c) (e)	28	163
Pharmasset Inc. (c)	20	1,551
PharMerica Corp. (c)	18	201
Pozen Inc. (c)	17	90
Progenics Pharmaceuticals Inc. (c)	17	105
Providence Services Corp. (c)	9	133
PSS World Medical Inc. (c)	35	959
PURE Bioscience Inc. (c) (e)	19	29
Quality Systems Inc. (e)	12	970
Questcor Pharmaceuticals Inc. (c)	35	511
Quidel Corp. (c) (e)	14	173
RehabCare Group Inc. (c)	15	556
Rigel Pharmaceuticals Inc. (c)	31	219
Rochester Medical Corp. (c)	4	49
RTI Biologics Inc. (c)	33	95
Rural/Metro Corp. (c)	10	175
Salix Pharmaceuticals Ltd. (c)	36	1,258

	Shares/Par (p)	Value
Sangamo Biosciences Inc. (c) (e)	30	252
Santarus Inc. (c)	37	125
Savient Pharmaceuticals Inc. (c) (e)	41	439
Sciclone Pharmaceuticals Inc. (c)	27	108
Seattle Genetics Inc. (c) (e)	59	923
Select Medical Holdings Corp. (c)	33	263
Sequenom Inc. (c) (e)	65	410
SIGA Technologies Inc. (c) (e)	20	239
Sirona Dental Systems Inc. (c)	21	1,061
Skilled Healthcare Group Inc. - Class A (c)	12	177
Solta Medical Inc. (c)	41	134
Somaxon Pharmaceuticals Inc. (c) (e)	30	85
SonoSite Inc. (c)	8	282
Spectranetics Corp. (c)	15	71
Spectrum Pharmaceuticals Inc. (c) (e)	31	280
Staar Surgical Co. (c)	24	132
StemCells Inc. (c) (e)	72	66
Stereotaxis Inc. (c)	20	79
STERIS Corp.	37	1,289
Sucampo Pharmaceuticals Inc. - Class A (c)	4	18
Sun Healthcare Group Inc. (c)	15	211
Sunrise Senior Living Inc. (c)	35	417
SuperGen Inc. (c)	31	96
SurModics Inc. (c)	12	149
Symmetry Medical Inc. (c)	20	198
Syneron Medical Ltd. (c)	23	294
Synovis Life Technologies Inc. (c)	7	136
Synta Pharmaceuticals Corp. (c) (e)	14	73
Targacept Inc. (c)	14	384
Team Health Holdings Inc. (c)	10	183
Theravance Inc. (c)	40	958
TomoTherapy Inc. (c)	31	140
Transcend Services Inc. (c)	6	139
Transcept Pharmaceuticals Inc. (c)	3	24
Triple-S Management Corp. - Class B (c)	12	249
Unilife Corp. (c) (e)	33	186
Universal American Corp.	20	457
US Physical Therapy Inc.	6	137
Vanda Pharmaceuticals Inc. (c)	16	118
Vascular Solutions Inc. (c)	9	100
Vical Inc. (c) (e)	53	156
ViroPharma Inc. (c)	49	980
Vital Images Inc. (c)	9	120
Vivus Inc. (c) (e)	50	308
Volcano Corp. (c)	32	817
WellCare Health Plans Inc. (c)	27	1,123
West Pharmaceutical Services Inc.	21	943
Wright Medical Group Inc. (c)	25	417
XenoPort Inc. (c)	21	123
Young Innovations Inc.	3	91
Zalicus Inc. (c)	35	85
ZIOPHARM Oncology Inc. (c) (e)	34	214
Zoll Medical Corp. (c)	13	578

		98,243
INDUSTRIALS - 15.5%
3D Systems Corp. (c)	12	567
A123 Systems Inc. (c) (e)	43	271
AAON Inc.	7	234
AAR Corp. (c)	24	672
ABM Industries Inc. (e)	32	815
Acacia Research Corp. (c)	21	735
ACCO Brands Corp. (c)	32	304
Aceto Corp.	16	130
Actuant Corp. - Class A	43	1,242
Acuity Brands Inc.	27	1,599
Advanced Battery Technologies Inc. (c) (e)	35	69
Advisory Board Co. (c)	10	499

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
AeroVironment Inc. (c)	11	370
Air Transport Services Group Inc (c)	34	288
Aircastle Ltd.	32	381
AirTran Holdings Inc. (c)	86	643
Alamo Group Inc.	3	93
Alaska Air Group Inc. (c)	23	1,427
Albany International Corp. - Class A	18	440
Allegiant Travel Co.	9	400
Altra Holdings Inc. (c)	16	378
AMERCO (c)	5	501
Ameresco Inc. - Class A (c)	7	95
American Railcar Industries Inc. (c)	6	161
American Reprographics Co. (c)	22	228
American Science & Engineering Inc.	6	520
American Superconductor Corp. (c) (e)	31	777
American Woodmark Corp.	5	99
Ameron International Corp.	6	389
Ampco-Pittsburgh Corp.	5	138
AO Smith Corp.	23	1,019
APAC Customer Services Inc. (c)	20	118
Apogee Enterprises Inc.	16	214
Applied Energetics Inc. (c)	42	27
Applied Industrial Technologies Inc.	27	892
Argan Inc. (c) (e)	3	27
Arkansas Best Corp.	16	414
Astec Industries Inc. (c)	12	449
Astronics Corp. (c)	6	143
Atlas Air Worldwide Holdings Inc. (c)	16	1,137
Avis Budget Group Inc. (c)	63	1,134
AZZ Inc.	8	354
Badger Meter Inc. (e)	9	390
Baltic Trading Ltd.	12	109
Barnes Group Inc. (e)	31	653
Barrett Business Services Inc.	3	55
Beacon Roofing Supply Inc. (c)	29	596
Belden Inc.	29	1,080
Blount International Inc. (c)	29	460
BlueLinx Holdings Inc. (c)	5	20
Brady Corp. - Class A	31	1,100
Briggs & Stratton Corp.	31	705
Brink’s Co.	30	979
Broadwind Energy Inc. (c) (e)	71	92
Builders FirstSource Inc. (c)	25	71
CAI International Inc. (c)	7	178
Capstone Turbine Corp. (c) (e)	157	284
Cascade Corp.	6	254
Casella Waste Systems Inc. - Class A (c)	18	131
CBIZ Inc. (c) (e)	22	161
CDI Corp.	8	121
Celadon Group Inc. (c)	12	200
Cenveo Inc. (c)	33	217
Ceradyne Inc. (c)	16	704
Chart Industries Inc. (c)	17	962
CIRCOR International Inc.	10	486
CLARCOR Inc.	31	1,391
Clean Harbors Inc. (c)	15	1,432
Coleman Cable Inc. (c) (e)	4	38
Colfax Corp. (c)	14	328
Columbus Mckinnon Corp. (c)	12	221
Comfort Systems USA Inc.	24	335
Commercial Vehicle Group Inc. (c)	15	275
Consolidated Graphics Inc. (c)	6	324
Corporate Executive Board Co.	22	877
CoStar Group Inc. (c) (e)	13	803
Courier Corp.	6	89
CRA International Inc. (c)	7	191
Cubic Corp.	10	566
Curtiss-Wright Corp. (e)	29	1,019

	Shares/Par (p)	Value
Deluxe Corp.	32	842
DigitalGlobe Inc. (c)	17	483
Dolan Media Co. (c)	18	222
Dollar Thrifty Automotive Group Inc. (c)	18	1,180
Douglas Dynamics Inc.	6	88
Ducommun Inc.	6	147
DXP Enterprises Inc. (c)	5	122
Dycom Industries Inc. (c)	21	365
Dynamic Materials Corp.	9	246
Eagle Bulk Shipping Inc. (c) (e)	41	152
EMCOR Group Inc. (c)	42	1,292
Encore Wire Corp.	12	282
Ener1 Inc. (c) (e)	37	110
Energy Recovery Inc. (c) (e)	24	75
EnergySolutions Inc.	55	330
EnerNOC Inc. (c) (e)	12	228
EnerSys	30	1,211
Ennis Inc.	15	255
EnPro Industries Inc. (c)	13	481
ESCO Technologies Inc.	16	626
Esterline Technologies Corp. (c)	19	1,328
Excel Maritime Carriers Ltd. (c) (e)	21	92
Exponent Inc. (c)	9	393
Federal Signal Corp.	40	259
Flow International Corp. (c)	35	156
Force Protection Inc. (c)	45	221
Forward Air Corp.	18	543
Franklin Covey Co. (c)	9	74
Franklin Electric Co. Inc.	14	656
FreightCar America Inc. (c)	7	233
Fuel Tech Inc. (c)	12	107
FuelCell Energy Inc. (c) (e)	60	128
Furmanite Corp. (c)	25	202
G&K Services Inc. - Class A	11	376
Genco Shipping & Trading Ltd. (c) (e)	17	181
GenCorp Inc. (c)	39	235
Generac Holdings Inc. (c)	13	257
Genesee & Wyoming Inc. - Class A (c)	24	1,420
Geo Group Inc. (c)	39	991
GeoEye Inc. (c)	14	588
Gibraltar Industries Inc. (c)	20	234
Global Defense Technology & Systems Inc. (c)	4	96
Gorman-Rupp Co.	7	292
GP Strategies Corp. (c)	11	152
GrafTech International Ltd. (c)	76	1,561
Graham Corp.	7	162
Granite Construction Inc.	22	611
Great Lakes Dredge & Dock Corp.	37	284
Greenbrier Cos. Inc. (c)	14	386
Griffon Corp. (c)	26	345
GT Solar International Inc. (c)	33	356
H&E Equipment Services Inc. (c)	17	334
Hawaiian Holdings Inc. (c)	32	193
Healthcare Services Group Inc. (e)	41	716
Heartland Express Inc.	32	568
HEICO Corp. (e)	18	1,130
Heidrick & Struggles International Inc.	11	302
Herman Miller Inc.	35	967
Hexcel Corp. (c)	60	1,174
Higher One Holdings Inc. (c)	7	100
Hill International Inc. (c)	18	96
HNI Corp.	29	904
Hoku Corp. (c) (e)	9	18
Horizon Lines Inc. - Class A (e)	21	18
Houston Wire & Cable Co. (e)	12	176
HUB Group Inc. - Class A (c)	23	818
Hudson Highland Group Inc. (c)	21	134
Huron Consulting Group Inc. (c)	14	378

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
ICF International Inc. (c)	11	220
II-VI Inc. (c)	16	793
InnerWorkings Inc. (c) (e)	14	101
Insituform Technologies Inc. - Class A (c)	24	651
Insperity Inc.	14	417
Insteel Industries Inc.	12	174
Interface Inc. - Class A	30	561
Interline Brands Inc. (c)	21	422
International Shipholding Corp.	4	102
JetBlue Airways Corp. (c)	154	969
John Bean Technologies Corp.	18	344
Kadant Inc. (c)	8	204
Kaman Corp. - Class A	16	560
Kaydon Corp.	21	832
Kelly Services Inc. - Class A (c)	16	355
Keyw Holding Corp. (c)	6	79
Kforce Inc. (c)	19	351
Kimball International Inc. - Class B	17	120
Knight Transportation Inc.	37	710
Knoll Inc.	29	614
Korn/Ferry International (c)	29	636
Kratos Defense & Security Solutions Inc. (c)	15	221
LaBarge Inc. (c)	7	129
Ladish Co. Inc. (c)	10	551
Lawson Products Inc.	2	49
Layne Christensen Co. (c)	13	437
LB Foster Co.	6	266
LECG Corp. (c) (e)	14	3
Lindsay Corp. (e)	8	631
LMI Aerospace Inc. (c)	6	115
LSI Industries Inc.	13	93
Lydall Inc. (c)	14	121
M&F Worldwide Corp. (c)	6	151
Marten Transport Ltd.	9	203
MasTec Inc. (c)	33	676
McGrath RentCorp	14	395
Meritor Inc. (c)	58	982
Met-Pro Corp.	11	130
Metalico Inc. (c)	23	140
Michael Baker Corp. (c)	5	138
Middleby Corp. (c)	10	956
Miller Industries Inc.	6	100
Mine Safety Appliances Co.	17	607
Mistras Group Inc. (c)	8	135
Mobile Mini Inc. (c)	22	538
Moog Inc. - Class A (c)	29	1,312
Mueller Industries Inc.	23	854
Mueller Water Products Inc.	98	437
Multi-Color Corp.	7	138
MYR Group Inc. (c)	13	305
NACCO Industries Inc. - Class A	4	388
Navigant Consulting Inc. (c)	32	322
NCI Building Systems Inc. (c)	13	163
Nordson Corp.	21	2,458
Northwest Pipe Co. (c)	6	145
Old Dominion Freight Line Inc. (c)	26	928
Omega Flex Inc. (c) (e)	1	13
On Assignment Inc. (c)	24	229
Orbital Sciences Corp. (c)	37	695
Orion Marine Group Inc. (c)	17	184
Otter Tail Corp.	23	525
P.A.M. Transportation Services (c)	2	30
Pacer International Inc. (c)	25	133
Park-Ohio Holdings Corp. (c)	4	87
Patriot Transportation Holding Inc. (c)	3	89
PGT Inc. (c) (e)	10	24
Pike Electric Corp. (c)	11	103
Pinnacle Airlines Corp. (c)	10	57

	Shares/Par (p)	Value
PMFG Inc. (c) (e)	10	217
Polypore International Inc. (c)	13	764
Powell Industries Inc. (c)	6	227
PowerSecure International Inc. (c) (e)	12	106
Preformed Line Products Co.	2	106
Primoris Services Corp. (e)	14	141
Quality Distribution Inc. (c)	5	57
Quanex Building Products Corp.	24	466
RailAmerica Inc. (c)	13	225
Raven Industries Inc.	10	637
RBC Bearings Inc. (c)	13	499
Republic Airways Holdings Inc. (c) (e)	28	180
Resources Connection Inc.	30	576
Roadrunner Transportation Systems Inc. (c)	6	85
Robbins & Myers Inc.	24	1,120
Rollins Inc.	40	809
RSC Holdings Inc. (c)	31	444
Rush Enterprises Inc. - Class A (c)	19	371
Saia Inc. (c)	11	175
SatCon Technology Corp. (c) (e)	71	273
Sauer-Danfoss Inc. (c)	7	354
Schawk Inc. - Class A	7	143
School Specialty Inc. (c) (e)	10	150
Seaboard Corp.	—	492
SeaCube Container Leasing Ltd.	8	125
SFN Group Inc. (c)	33	461
Simpson Manufacturing Co. Inc.	24	719
SkyWest Inc.	34	578
Standard Parking Corp. (c)	10	174
Standard Register Co.	14	45
Standex International Corp.	8	304
Steelcase Inc. - Class A	49	562
Sterling Construction Co. Inc. (c)	10	163
Sun Hydraulics Corp.	8	343
Sykes Enterprises Inc. (c)	25	492
TAL International Group Inc.	10	378
Taser International Inc. (c) (e)	41	168
Team Inc. (c)	12	319
Tecumseh Products Co. - Class A (c)	10	101
Teledyne Technologies Inc. (c)	22	1,153
Tennant Co.	12	497
Tetra Tech Inc. (c)	39	964
Textainer Group Holdings Ltd.	6	215
Titan International Inc. (e)	22	589
Titan Machinery Inc. (c) (e)	8	208
Tredegar Corp.	15	331
Trex Co. Inc. (c) (e)	10	310
TriMas Corp. (c)	10	208
Triumph Group Inc.	11	934
TrueBlue Inc. (c)	27	448
Tutor Perini Corp. (e)	17	421
Twin Disc Inc.	6	184
Ultrapetrol Ltd. (c) (e)	13	67
UniFirst Corp.	9	467
United Capital Corp. (c)	1	25
United Rentals Inc. (c)	38	1,268
United Stationers Inc.	15	1,086
Universal Forest Products Inc.	12	445
Universal Truckload Services Inc. (c)	3	47
UQM Technologies Inc. (c) (e)	19	58
US Airways Group Inc. (c)	100	867
US Ecology Inc.	11	184
USA Truck Inc. (c)	3	45
Viad Corp.	13	314
Vicor Corp.	12	190
VSE Corp.	2	63
Wabash National Corp. (c)	42	481
Watsco Inc.	18	1,223

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Watts Water Technologies Inc. - Class A	18	681
Werner Enterprises Inc.	27	708
Woodward Governor Co.	38	1,326
Xerium Technologies Inc. (c)	5	114

		124,243
INFORMATION TECHNOLOGY - 19.0%
ACI Worldwide Inc. (c)	21	695
Acme Packet Inc. (c)	29	2,089
Actuate Corp. (c)	28	143
Acxiom Corp. (c)	43	624
ADTRAN Inc.	39	1,658
Advanced Analogic Technologies Inc. (c)	26	99
Advanced Energy Industries Inc. (c)	23	377
Advent Software Inc. (c)	19	541
Agilysys Inc. (c)	11	62
Alpha & Omega Semiconductor Ltd. (c)	3	35
American Software Inc. - Class A	11	79
Amkor Technology Inc. (c) (e)	68	456
Anadigics Inc. (c)	42	187
Anaren Inc. (c)	9	172
Ancestry.com Inc. (c)	12	409
Anixter International Inc.	18	1,237
Applied Micro Circuits Corp. (c)	39	410
Archipelago Learning Inc. (c)	6	54
Ariba Inc. (c)	56	1,925
Arris Group Inc. (c)	80	1,022
Aruba Networks Inc. (c)	47	1,605
Aspen Technology Inc. (c)	40	596
ATMI Inc. (c)	19	367
Aviat Networks Inc. (c)	35	179
Avid Technology Inc. (c)	18	411
Axcelis Technologies Inc. (c)	69	183
AXT Inc. (c) (e)	20	144
Bel Fuse Inc. - Class B	6	139
Benchmark Electronics Inc. (c)	39	740
BigBand Networks Inc. (c)	27	69
Black Box Corp.	10	363
Blackbaud Inc.	28	756
Blackboard Inc. (c) (e)	21	747
Blue Coat Systems Inc. (c)	25	711
Bottomline Technologies Inc. (c)	21	538
Brightpoint Inc. (c)	43	465
BroadSoft Inc. (c)	5	240
Brooks Automation Inc. (c)	40	555
Cabot Microelectronics Corp. (c)	14	753
CACI International Inc. - Class A (c)	19	1,170
Calix Inc. (c)	6	121
Cass Information Systems Inc.	5	215
Cavium Networks Inc. (c)	28	1,258
CDC Corp. - Class A (c) (e)	18	45
Ceva Inc. (c)	13	349
Checkpoint Systems Inc. (c)	24	544
Ciber Inc. (c)	40	267
Cirrus Logic Inc. (c)	44	921
Cognex Corp.	24	680
Coherent Inc. (c)	16	907
Cohu Inc.	16	243
CommVault Systems Inc. (c)	27	1,062
Computer Task Group Inc. (c)	9	123
comScore Inc. (c)	13	397
Comtech Telecommunications Corp.	17	473
Comverge Inc. (c) (e)	17	81
Concur Technologies Inc. (c)	25	1,405
Conexant Systems Inc. (c) (e)	61	145
Constant Contact Inc. (c) (e)	17	600
Convio Inc. (c)	3	37
Cray Inc. (c)	24	154

	Shares/Par (p)	Value
CSG Systems International Inc. (c)	22	439
CTS Corp.	20	212
Cymer Inc. (c)	19	1,050
Daktronics Inc.	20	218
DDi Corp.	10	107
DealerTrack Holdings Inc. (c)	24	555
Deltek Inc. (c)	8	64
DemandTec Inc. (c)	12	163
DG FastChannel Inc. (c)	16	519
Dice Holdings Inc. (c)	11	162
Digi International Inc. (c)	14	144
Digimarc Corp. (c) (e)	5	142
Digital River Inc. (c) (e)	25	940
Diodes Inc. (c)	21	704
DSP Group Inc. (c)	15	118
DTS Inc. (c)	11	507
Earthlink Inc.	69	542
Ebix Inc. (c) (e)	18	429
Echelon Corp. (c)	21	214
Echo Global Logistics Inc. (c) (e)	6	76
Electro Rent Corp.	9	155
Electro Scientific Industries Inc. (c)	18	307
Electronics for Imaging Inc. (c)	28	411
EMS Technologies Inc. (c)	10	188
Emulex Corp. (c)	56	593
Energy Conversion Devices Inc. (c) (e)	31	70
Entegris Inc. (c)	80	703
Entropic Communications Inc. (c) (e)	40	334
Envestnet Inc. (c)	6	76
Epicor Software Corp. (c)	31	343
EPIQ Systems Inc.	19	272
ePlus Inc. (c)	3	67
Euronet Worldwide Inc. (c)	31	591
Evergreen Solar Inc. (c) (e)	16	21
Exar Corp. (c) (e)	24	142
ExlService Holdings Inc. (c)	9	192
Extreme Networks (c)	61	212
Fabrinet (c)	7	134
Fair Isaac Corp.	26	819
FalconStor Software Inc. (c) (e)	18	83
FARO Technologies Inc. (c)	11	421
FEI Co. (c)	24	793
Finisar Corp. (c)	50	1,224
FormFactor Inc. (c)	32	329
Forrester Research Inc.	10	364
Fortinet Inc. (c)	26	1,135
FSI International Inc. (c)	28	124
Gerber Scientific Inc. (c)	19	175
Global Cash Access Holdings Inc. (c)	41	134
Globecomm Systems Inc. (c)	13	163
GSI Commerce Inc. (c)	41	1,198
GSI Technology Inc. (c)	12	111
Guidance Software Inc. (c)	7	60
Hackett Group Inc. (c)	19	72
Harmonic Inc. (c)	72	671
Heartland Payment Systems Inc.	23	404
Hittite Microwave Corp. (c)	17	1,101
Hughes Communications Inc. (c)	5	328
Hutchinson Technology Inc. (c) (e)	13	35
Hypercom Corp. (c)	29	350
iGate Corp.	15	286
Ikanos Communications Inc. (c) (e)	16	18
Imation Corp. (c)	17	187
Immersion Corp. (c)	20	154
Infinera Corp. (c) (e)	57	476
Infospace Inc. (c)	23	199
Inphi Corp. (c)	5	102
Insight Enterprises Inc. (c)	28	474

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Integral Systems Inc. (c)	10	123
Integrated Device Technology Inc. (c)	94	694
Integrated Silicon Solutions Inc. (c)	19	174
Interactive Intelligence Inc. (c)	8	317
InterDigital Inc. (e)	27	1,287
Intermec Inc. (c)	30	320
Internap Network Services Corp. (c)	32	213
Internet Capital Group Inc. (c)	22	306
Intevac Inc. (c)	14	174
IntraLinks Holdings Inc. (c)	7	189
IPG Photonics Corp. (c) (e)	16	908
Ixia (c)	22	357
IXYS Corp. (c)	15	199
j2 Global Communications Inc. (c)	29	845
Jack Henry & Associates Inc.	54	1,815
JDA Software Group Inc. (c)	27	820
Kenexa Corp. (c)	14	385
Keynote Systems Inc.	7	134
KIT Digital Inc. (c) (e)	17	200
Knot Inc. (c)	19	223
Kopin Corp. (c)	41	190
Kulicke & Soffa Industries Inc. (c)	42	390
KVH Industries Inc. (c)	9	129
L-1 Identity Solutions Inc. (c)	48	564
Lattice Semiconductor Corp. (c)	69	408
Lawson Software Inc. (c)	88	1,060
Limelight Networks Inc. (c)	29	207
Lionbridge Technologies Inc. (c)	36	123
Liquidity Services Inc. (c)	8	140
Littelfuse Inc.	14	796
LivePerson Inc. (c)	27	339
Local.com Corp. (c) (e)	19	73
LogMeIn Inc. (c)	9	384
LoopNet Inc. (c)	12	177
Loral Space & Communications Inc. (c)	7	507
LTX-Credence Corp. (c)	32	290
Magma Design Automation Inc. (c)	39	265
Manhattan Associates Inc. (c)	14	457
Mantech International Corp. - Class A (c)	14	587
Marchex Inc. - Class B	13	104
Mattson Technology Inc. (c)	34	82
MAXIMUS Inc.	11	860
MaxLinear Inc. - Class A (c) (e)	4	33
Maxwell Technologies Inc. (c)	17	286
Measurement Specialties Inc. (c)	8	287
Mediamind Technologies Inc. (c)	3	48
Mentor Graphics Corp. (c)	66	964
Mercury Computer Systems Inc. (c)	17	364
Meru Networks Inc. (c) (e)	3	59
Methode Electronics Inc.	25	296
Micrel Inc.	31	415
Microsemi Corp. (c)	52	1,086
MicroStrategy Inc. - Class A (c)	5	717
Microvision Inc. (c) (e)	52	69
Mindspeed Technologies Inc. (c) (e)	24	202
MIPS Technologies Inc. - Class A (c) (e)	32	331
MKS Instruments Inc.	31	1,029
ModusLink Global Solutions Inc.	32	176
MoneyGram International Inc. (c)	60	205
Monolithic Power Systems Inc. (c)	19	275
Monotype Imaging Holdings Inc. (c)	13	187
MoSys Inc. (c) (e)	18	109
Motricity Inc. (c) (e)	4	57
Move Inc. (c)	90	214
MTS Systems Corp.	9	422
Multi-Fineline Electronix Inc. (c)	6	170
Nanometrics Inc. (c)	12	210
NCI Inc. - Class A (c)	4	106

	Shares/Par (p)	Value
NetGear Inc. (c)	22	706
NetLogic Microsystems Inc. (c)	39	1,653
NetScout Systems Inc. (c)	18	502
NetSuite Inc. (c) (e)	11	321
Network Engines Inc. (c)	19	39
Network Equipment Technologies Inc. (c)	13	48
Newport Corp. (c)	24	424
NIC Inc.	34	426
Novatel Wireless Inc. (c)	21	114
NVE Corp. (c)	3	181
Oclaro Inc. (c)	30	351
Omnivision Technologies Inc. (c)	34	1,220
Online Resources Corp. (c)	20	74
OpenTable Inc. (c) (e)	10	1,039
Openwave Systems Inc. (c)	62	134
Oplink Communications Inc. (c)	12	241
OPNET Technologies Inc.	8	323
Opnext Inc. (c)	37	91
OSI Systems Inc. (c)	10	360
Parametric Technology Corp. (c)	73	1,640
Park Electrochemical Corp.	13	410
PC Connection Inc. (c)	5	41
PC-Tel Inc. (c)	10	80
PDF Solutions Inc. (c)	12	81
Pegasystems Inc. (e)	10	367
Perficient Inc. (c)	13	154
Pericom Semiconductor Corp. (c)	16	164
Photronics Inc. (c) (e)	34	308
Plantronics Inc.	30	1,115
Plexus Corp. (c)	26	899
PLX Technology Inc. (c)	24	86
Power Integrations Inc.	16	604
Power-One Inc. (c) (e)	42	367
Powerwave Technologies Inc. (c)	100	451
Presstek Inc. (c) (e)	15	31
Progress Software Corp. (c)	42	1,231
PROS Holdings Inc. (c)	12	177
Pulse Electronics Corp.	29	174
QAD Inc. - Class A (c)	2	27
QLIK Technologies Inc. (c)	8	218
Quantum Corp. (c)	131	330
Quest Software Inc. (c)	38	963
QuinStreet Inc. (c) (e)	7	153
Rackspace Hosting Inc. (c)	61	2,602
Radiant Systems Inc. (c)	20	353
Radisys Corp. (c)	13	116
RealD Inc. (c) (e)	9	250
RealNetworks Inc. (c)	47	176
RealPage Inc. (c)	9	246
Renaissance Learning Inc.	7	84
RF Micro Devices Inc. (c)	165	1,058
Richardson Electronics Ltd.	11	142
RightNow Technologies Inc. (c)	14	438
Rimage Corp.	4	72
Riverbed Technology Inc. (c)	84	3,149
Rofin-Sinar Technologies Inc. (c)	18	693
Rogers Corp. (c)	10	442
Rosetta Stone Inc. (c) (e)	6	75
Rubicon Technology Inc. (c) (e)	10	290
Rudolph Technologies Inc. (c)	19	206
S1 Corp. (c)	32	210
Saba Software Inc. (c)	18	179
Safeguard Scientifics Inc. (c)	12	239
Sanmina-SCI Corp. (c)	49	551
Sapient Corp. (c)	62	714
SAVVIS Inc. (c)	23	861
ScanSource Inc. (c)	17	635
SeaChange International Inc. (c)	19	183

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Semtech Corp. (c)	38	960
ShoreTel Inc. (c)	29	239
Sigma Designs Inc. (c)	20	258
Silicon Graphics International Corp. (c)	18	383
Silicon Image Inc. (c)	48	432
Smart Modular Technologies WWH Inc. (c)	34	264
Smith Micro Software Inc. (c)	19	178
SolarWinds Inc. (c)	21	495
Sonus Networks Inc. (c)	131	493
Sourcefire Inc. (c)	17	456
Spansion Inc. (c)	10	180
Spectrum Control Inc. (c)	8	158
SPS Commerce Inc. (c)	3	39
SRA International Inc. - Class A (c)	27	754
SRS Labs Inc. (c)	5	44
SS&C Technologies Holdings Inc. (c)	9	185
Stamps.com Inc.	6	86
Standard Microsystems Corp. (c)	13	327
STEC Inc. (c) (e)	25	494
Stratasys Inc. (c)	12	582
SuccessFactors Inc. (c)	40	1,546
Super Micro Computer Inc. (c)	16	249
Supertex Inc. (c)	7	147
support.com Inc. (c)	26	133
Sycamore Networks Inc.	11	279
Symmetricom Inc. (c)	27	164
Synaptics Inc. (c) (e)	21	569
Synchronoss Technologies Inc. (c)	15	508
SYNNEX Corp. (c)	14	443
Syntel Inc.	9	445
Take-Two Interactive Software Inc. (c)	45	690
Taleo Corp. - Class A (c)	25	899
TechTarget Inc. (c) (e)	8	73
Tekelec (c)	41	331
TeleCommunication Systems Inc. - Class A (c)	29	121
TeleNav Inc. (c) (e)	4	51
TeleTech Holdings Inc. (c)	18	345
Terremark Worldwide Inc. (c)	34	655
Tessco Technologies Inc.	3	31
Tessera Technologies Inc. (c)	32	588
THQ Inc. (c)	39	177
TIBCO Software Inc. (c)	104	2,832
Tier Technologies Inc. - Class B (c)	8	41
TiVo Inc. (c)	71	626
TNS Inc. (c)	17	259
Travelzoo Inc. (c) (e)	4	243
Trident Microsystems Inc. (c)	49	57
TriQuint Semiconductor Inc. (c)	98	1,263
TTM Technologies Inc. (c)	51	922
Tyler Technologies Inc. (c) (e)	17	404
Ultimate Software Group Inc. (c)	16	928
Ultra Clean Holdings Inc. (c)	16	168
Ultratech Inc. (c)	15	444
Unisys Corp. (c)	26	820
United Online Inc.	52	325
Universal Display Corp. (c)	19	1,048
UTStarcom Inc. (c)	80	187
ValueClick Inc. (c)	50	729
VASCO Data Security International Inc. (c)	16	227
Veeco Instruments Inc. (c) (e)	26	1,298
VeriFone Holdings Inc. (c)	53	2,936
ViaSat Inc. (c)	21	838
Viasystems Group Inc. (c)	2	63
VirnetX Holding Corp. (e)	21	424
Virtusa Corp. (c)	9	163
Vocus Inc. (c)	10	259
Volterra Semiconductor Corp. (c)	15	380
Wave Systems Corp. (c) (e)	53	164

	Shares/Par (p)	Value
Websense Inc. (c)	26	593
Wright Express Corp. (c)	24	1,267
X-Rite Inc. (c) (e)	19	91
Xyratex Ltd. (c)	18	207
Zixit Corp. (c)	39	143
Zoran Corp. (c)	33	339
Zygo Corp. (c)	11	159

		151,850
MATERIALS - 5.8%
A. Schulman Inc.	19	469
AEP Industries Inc. (c)	3	87
Allied Nevada Gold Corp. (c)	47	1,669
AM Castle & Co. (c)	10	190
AMCOL International Corp.	14	517
American Vanguard Corp. (e)	13	113
Arch Chemicals Inc.	14	567
Balchem Corp.	18	676
Boise Inc.	43	392
Buckeye Technologies Inc.	24	654
Calgon Carbon Corp. (c)	36	573
Capital Gold Corp. (c)	35	227
Century Aluminum Co. (c)	41	758
Clearwater Paper Corp. (c)	7	582
Coeur d’Alene Mines Corp. (c)	55	1,920
Deltic Timber Corp.	6	424
Ferro Corp. (c)	55	906
General Moly Inc. (c) (e)	42	228
Georgia Gulf Corp. (c)	21	794
Glatfelter	28	370
Globe Specialty Metals Inc.	38	865
Golden Star Resources Ltd. (c)	160	476
Graham Packaging Co. Inc. (c)	11	196
Graphic Packaging Holding Co. (c)	70	382
Hawkins Inc.	5	226
Haynes International Inc.	7	414
HB Fuller Co.	30	652
Headwaters Inc. (c)	37	216
Hecla Mining Co. (c)	175	1,586
Horsehead Holding Corp. (c)	28	476
Innophos Holdings Inc.	13	592
Jaguar Mining Inc. (c) (e)	51	267
Kaiser Aluminum Corp.	9	459
KapStone Paper and Packaging Corp. (c)	23	388
KMG Chemicals Inc.	3	65
Koppers Holdings Inc.	13	564
Kraton Performance Polymers Inc. (c)	7	279
Landec Corp. (c)	16	103
Louisiana-Pacific Corp. (c)	80	845
LSB Industries Inc. (c)	11	419
Materion Corp. (c)	12	499
Metals USA Holdings Corp. (c)	6	101
Minerals Technologies Inc.	12	797
Molycorp Inc. (c) (e)	16	975
Myers Industries Inc.	23	226
Neenah Paper Inc.	10	214
NewMarket Corp.	6	920
NL Industries Inc.	4	53
Noranda Aluminium Holding Corp. (c)	9	148
Olin Corp.	49	1,115
Olympic Steel Inc.	5	180
OM Group Inc. (c)	19	699
Omnova Solutions Inc. (c)	27	212
PolyOne Corp.	59	837
Quaker Chemical Corp.	7	268
Rock-Tenn Co. - Class A (e)	24	1,695
Rockwood Holdings Inc. (c)	33	1,611
RTI International Metals Inc. (c)	18	574

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Schweitzer-Mauduit International Inc.	11	577
Senomyx Inc. (c) (e)	26	158
Sensient Technologies Corp.	30	1,093
Silgan Holdings Inc.	34	1,296
Solutia Inc. (c)	76	1,934
Spartech Corp. (c)	18	130
Stepan Co.	5	351
Stillwater Mining Co. (c)	28	633
STR Holdings Inc. (c)	17	327
Texas Industries Inc. (e)	13	566
Thompson Creek Metals Co. Inc. (c)	101	1,264
TPC Group Inc. (c)	4	122
United States Lime & Minerals Inc. (c)	1	57
Universal Stainless & Alloy Products Inc. (c)	5	162
US Energy Corp. Wyoming (c)	18	111
US Gold Corp. (c) (e)	64	565
Verso Paper Corp. (c) (e)	8	42
Wausau Paper Corp.	29	225
Westlake Chemical Corp.	12	690
Worthington Industries Inc.	34	717
WR Grace & Co. (c)	46	1,747
Zep Inc.	14	252
Zoltek Cos. Inc. (c) (e)	17	226

		45,955
TELECOMMUNICATION SERVICES - 0.7%
AboveNet Inc.	14	925
Alaska Communications Systems Group Inc. (e)	29	312
Atlantic Tele-Network Inc.	5	194
Cbeyond Inc. (c)	16	187
Cincinnati Bell Inc. (c)	131	352
Cogent Communications Group Inc. (c)	27	381
Consolidated Communications Holdings Inc.	15	277
FiberTower Corp. (c)	30	60
General Communication Inc. - Class A (c)	25	269
Global Crossing Ltd. (c)	18	255
Globalstar Inc. (c) (e)	37	48
ICO Global Communications Holdings Ltd. - Class A (c) (e)	62	166
IDT Corp. - Class B	9	248
Iridium Communications Inc. (c) (e)	23	185
Neutral Tandem Inc. (c)	21	304
NTELOS Holdings Corp.	19	342
PAETEC Holding Corp. (c)	75	249
Premiere Global Services Inc. (c)	38	292
Shenandoah Telecommunications Co.	14	248
USA Mobility Inc.	13	189
Vonage Holdings Corp. (c)	68	310

		5,793
UTILITIES - 2.9%
Allete Inc.	19	751
American DG Energy Inc. (c) (e)	10	22
American States Water Co.	12	431
Artesian Resources Corp. - Class A (e)	3	53
Avista Corp.	34	786
Black Hills Corp.	25	831
Cadiz Inc. (c) (e)	6	74
California Water Service Group	13	472
Central Vermont Public Service Corp.	9	206
CH Energy Group Inc.	10	514
Chesapeake Utilities Corp.	6	239
Cleco Corp.	38	1,311
Connecticut Water Services Inc.	5	138
Consolidated Water Co. Ltd. (e)	10	104
Dynegy Inc. (c)	63	357
El Paso Electric Co. (c)	27	824

	Shares/Par (p)	Value
Empire District Electric Co. (e)	24	523
IDACORP Inc.	30	1,156
Laclede Group Inc.	14	520
MGE Energy Inc.	14	583
Middlesex Water Co.	8	152
New Jersey Resources Corp.	25	1,092
Nicor Inc.	28	1,491
Northwest Natural Gas Co.	17	778
NorthWestern Corp.	22	667
Piedmont Natural Gas Co. Inc.	45	1,370
PNM Resources Inc.	54	801
Portland General Electric Co.	47	1,129
SJW Corp.	8	177
South Jersey Industries Inc.	18	1,031
Southwest Gas Corp.	28	1,089
UIL Holdings Corp.	31	949
UniSource Energy Corp.	22	789
Unitil Corp.	7	160
WGL Holdings Inc. (e)	32	1,245
York Water Co. (e)	8	135

		22,950

Total Common Stocks (cost $616,064)		786,691

RIGHTS - 0.0%
Empire Resorts Inc. (c) (f)	14	—

Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 11.2%
Investment Company - 1.5%
JNL Money Market Fund, 0.08% (a) (h)	11,536	11,536
Securities Lending Collateral - 9.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	74,890	74,890
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	1,998	1,951

		76,841
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.19%, 06/16/11 (o)	$660	660

Total Short Term Investments (cost $89,084)		89,037

Total Investments - 109.6% (cost $705,148)		875,728
Other Assets and Liabilities, Net - (9.6%)		(76,514)

Total Net Assets - 100.0%		$799,214

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 9.5%
ABC-Mart Inc.	3	$120
Accor SA	15	673
Adidas AG	22	1,386
Aisin Seiki Co. Ltd.	20	691
Asics Corp.	14	187
Autogrill SpA (c) (e)	11	158
Axel Springer AG	2	256
Bayerische Motoren Werke AG	36	2,962
Benesse Holdings Inc.	8	319
Billabong International Ltd. (e)	22	174
Bridgestone Corp.	68	1,433

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
British Sky Broadcasting Group Plc	120	1,584
Burberry Group Plc	45	851
Canon Marketing Japan Inc.	5	63
Carnival Plc	19	751
Casio Computer Co. Ltd. (e)	27	212
Christian Dior SA	7	946
Compagnie Financiere Richemont SA	56	3,231
Compagnie Generale des Etablissements Michelin	19	1,564
Compass Group Plc	198	1,776
Continental AG (c)	5	479
Crown Ltd. (e)	48	404
Daihatsu Motor Co. Ltd. (e)	22	321
Daimler AG (c) (e)	95	6,760
Dena Co. Ltd.	9	336
Denso Corp.	51	1,689
Dentsu Inc. (e)	18	475
Electrolux AB (e)	25	643
Esprit Holdings Ltd.	118	541
Eutelsat Communications Group SA	11	421
Fairfax Media Ltd. (e)	209	279
Fast Retailing Co. Ltd.	6	688
Fiat SpA (e)	79	718
Fuji Heavy Industries Ltd. (e)	62	400
Fuji Media Holdings Inc.	—	22
Genting International Plc (c) (e)	661	1,075
Gestevision Telecinco SA (c)	18	210
Hakuhodo DY Holdings Inc.	2	110
Harvey Norman Holdings Ltd. (e)	55	171
Hennes & Mauritz AB	108	3,583
Home Retail Group Plc	91	281
Honda Motor Co. Ltd.	172	6,477
Husqvarna AB	43	370
Inditex SA	23	1,836
InterContinental Hotels Group Plc	30	605
Isetan Mitsukoshi Holdings Ltd. (c)	40	356
Isuzu Motors Ltd. (e)	131	518
ITV Plc (c)	382	474
J. Front Retailing Co. Ltd.	53	221
Jardine Cycle & Carriage Ltd.	12	345
JC Decaux SA (c)	7	250
Jupiter Telecommunications Co. Ltd.	—	251
Kabel Deutschland Holding AG (c)	6	306
Kingfisher Plc	244	961
Koito Manufacturing Co. Ltd.	11	176
Lagardere SCA	13	540
Li & Fung Ltd.	304	1,556
Lifestyle International Holdings Ltd.	69	164
Luxottica Group SpA (e)	13	425
LVMH Moet Hennessy Louis Vuitton SA	26	4,094
M6-Metropole Television SA	7	194
Marks & Spencer Group Plc	164	883
Marui Group Co. Ltd. (e)	25	158
Mazda Motor Corp.	169	372
McDonald’s Holdings Co. Japan Ltd. (e)	6	150
Mediaset SpA	76	485
Mitsubishi Motors Corp. (c) (e)	415	509
Modern Times Group AB - Class B	5	409
Namco Bandai Holdings Inc.	18	194
Next Plc	20	622
NGK Spark Plug Co. Ltd.	19	260
NHK Spring Co. Ltd.	15	149
Nikon Corp.	34	705
Nissan Motor Co. Ltd.	267	2,367
Nisshinbo Holdings Inc. (e)	15	146
Nitori Co. Ltd.	4	325
NOK Corp.	12	220
Nokian Renkaat Oyj	11	487

	Shares/Par (p)	Value
OPAP SA	25	528
Oriental Land Co. Ltd.	6	437
PagesJaunes Groupe SA (e)	16	162
Panasonic Corp.	234	2,975
Pandora A/S	6	300
Pearson Plc	85	1,507
Peugeot SA (c)	16	626
Pirelli & C. SpA (e)	24	209
PPR SA	8	1,225
ProSiebenSat.1 Media AG	8	240
Publicis Groupe	14	764
Puma AG Rudolf Dassler Sport	—	144
Rakuten Inc. (e)	1	712
Reed Elsevier NV	75	962
Reed Elsevier Plc	128	1,108
Renault SA (c)	20	1,118
Rinnai Corp. (e)	4	279
Sands China Ltd. (c)	252	563
Sankyo Co. Ltd.	6	297
Sanoma Oyj (e)	9	206
Sega Sammy Holdings Inc.	21	359
Sekisui Chemical Co. Ltd.	46	360
Sekisui House Ltd.	62	581
SES SA - FDR	33	841
Shangri-La Asia Ltd.	150	388
Sharp Corp. (e)	105	1,041
Shimamura Co. Ltd.	3	229
Shimano Inc.	8	375
Singapore Press Holdings Ltd. (e)	164	513
SJM Holdings Ltd.	165	289
SKYCITY Entertainment Group Ltd.	71	184
Societe Television Francaise 1	11	210
Sodexo SA	10	754
Sony Corp.	106	3,395
Stanley Electric Co. Ltd.	17	273
Sumitomo Rubber Industries Inc.	16	163
Suzuki Motor Corp.	36	798
Swatch Group AG	7	1,770
Tabcorp Holdings Ltd.	76	586
Takashimaya Co. Ltd.	25	160
Tatts Group Ltd.	127	308
Thomas Cook Group Plc	86	237
Toho Co. Ltd. (e)	12	176
Toyoda Gosei Co. Ltd.	6	125
Toyota Boshoku Corp.	7	106
Toyota Industries Corp.	19	578
Toyota Motor Corp.	292	11,759
TUI AG (c) (e)	15	181
TUI Travel Plc	60	219
USS Co. Ltd.	2	156
Vivendi SA	130	3,727
Volkswagen AG	3	503
Whitbread Plc	18	490
Wolters Kluwer NV	31	726
WPP Plc	136	1,675
Wynn Macau Ltd.	164	459
Yamada Denki Co. Ltd.	9	608
Yamaha Corp.	17	196
Yamaha Motor Co. Ltd. (c) (e)	29	508
Yue Yuen Industrial Holdings Ltd.	85	270

		118,141
CONSUMER STAPLES - 9.3%
AEON Co. Ltd. (e)	66	759
Ajinomoto Co. Inc.	73	761
Anheuser-Busch InBev NV	76	4,345
Anheuser-Busch InBev NV - Strip VVPR (c)	13	—
Aryzta AG	9	463

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Asahi Breweries Ltd.	42	703
Associated British Foods Plc	37	591
Beiersdorf AG	11	657
British American Tobacco Plc	211	8,478
Carlsberg A/S	11	1,214
Carrefour SA	64	2,845
Casino Guichard Perrachon SA	6	576
Coca-Cola Amatil Ltd.	59	716
Coca-Cola Hellenic Bottling Co. SA	20	542
Coca-Cola West Co. Ltd.	4	84
Colruyt SA	8	401
Danone SA	62	4,021
Delhaize Group	11	855
Diageo Plc	264	5,027
FamilyMart Co. Ltd.	8	282
Foster’s Group Ltd.	203	1,203
Golden Agri-Resources Ltd.	648	355
Goodman Fielder Ltd.	140	178
Heineken Holding NV	12	581
Heineken NV	27	1,489
Henkel AG & Co. KGaA	14	706
Imperial Tobacco Group Plc	107	3,322
Ito En Ltd.	4	77
J Sainsbury Plc	133	713
Japan Tobacco Inc.	—	1,702
Jeronimo Martins SGPS SA (c)	25	398
Kao Corp.	58	1,454
Kerry Group Plc	15	561
Kesko Oyj	7	309
Kikkoman Corp. (e)	17	160
Kirin Holdings Co. Ltd.	88	1,156
Koninklijke Ahold NV	128	1,723
L’Oreal SA	26	2,994
Lawson Inc.	7	318
Lindt & Spruengli AG	—	423
MEIJI Holdings Co. Ltd. (e)	8	310
Metcash Ltd. (e)	83	357
Metro AG	14	964
Nestle SA	367	21,033
Nippon Meat Packers Inc. (e)	19	240
Nisshin Seifun Group Inc.	18	206
Nissin Foods Holdings Co. Ltd. (e)	7	254
Olam International Ltd. (e)	128	283
Parmalat SpA (e)	191	639
Pernod-Ricard SA	21	1,938
Reckitt Benckiser Group Plc	65	3,342
SABMiller Plc	100	3,555
Sapporo Holdings Ltd.	26	97
Seven & I Holdings Co. Ltd.	81	2,065
Shiseido Co. Ltd. (e)	35	611
Suedzucker AG	7	195
Swedish Match AB	24	799
Tesco Plc	848	5,186
Toyo Suisan Kaisha Ltd.	9	195
Unicharm Corp. (e)	14	502
Unilever NV	172	5,398
Unilever Plc	136	4,131
UNY Co. Ltd.	22	204
Wesfarmers Ltd.	108	3,539
Wesfarmers Ltd.	16	542
Wilmar International Ltd. (e)	203	879
WM Morrison Supermarkets Plc	231	1,022
Woolworths Ltd.	128	3,570
Yakult Honsha Co. Ltd. (e)	10	261
Yamazaki Baking Co. Ltd.	15	175

		115,634

	Shares/Par (p)	Value
ENERGY - 8.3%
Aker Solutions ASA (c)	18	414
AMEC Plc	35	660
BG Group Plc	358	8,912
BP Plc	1,990	14,490
Cairn Energy Plc (c)	144	1,071
Caltex Australia Ltd.	16	254
Cie Generale de Geophysique-Veritas (c)	16	572
Cosmo Oil Co. Ltd.	68	212
ENI SpA	275	6,761
Essar Energy Plc (c) (e)	33	254
Fugro NV	7	612
Galp Energia SGPS SA	24	507
Idemitsu Kosan Co. Ltd.	2	283
INPEX Corp.	—	1,798
Japan Petroleum Exploration Co.	3	125
JX Holdings Inc.	236	1,586
Neste Oil Oyj	14	288
OMV AG	15	688
Origin Energy Ltd.	112	1,886
Paladin Energy Ltd. (c) (e)	75	281
Petrofac Ltd.	28	663
Repsol YPF SA	79	2,693
Royal Dutch Shell Plc	375	13,631
Royal Dutch Shell Plc - Class B	285	10,342
Saipem SpA	28	1,479
Santos Ltd.	88	1,410
SBM Offshore NV	19	539
SeaDrill Ltd. (e)	29	1,035
Showa Shell Sekiyu KK	21	218
StatoilHydro ASA	120	3,315
Subsea 7 SA	30	760
Technip SA	10	1,084
Tenaris SA	50	1,222
TonenGeneral Sekiyu KK	31	383
Total SA	224	13,619
Transocean Ltd. (c)	34	2,690
Tullow Oil Plc	95	2,216
Woodside Petroleum Ltd.	67	3,240
WorleyParsons Ltd.	20	643
		102,836
FINANCIALS - 23.5%
3i Group Plc	107	515
77 Bank Ltd.	41	206
Admiral Group Plc	22	537
Aegon NV (c)	186	1,390
AEON Credit Service Co. Ltd.	7	94
AEON Mall Co. Ltd.	9	192
Ageas	233	661
AIA Group Ltd. (c)	841	2,588
Allianz SE	48	6,760
Alpha Bank AE (c)	57	365
AMP Ltd.	218	1,226
Anglo Irish Bank Corp. Plc (c) (f)	34	—
Aozora Bank Ltd.	67	151
Ascendas Real Estate Investment Trust (f)	159	255
Assicurazioni Generali SpA	125	2,712
ASX Ltd. (e)	18	643
Australia & New Zealand Banking Group Ltd.	271	6,669
Aviva Plc	303	2,104
AXA Asia Pacific Holdings Ltd. (f)	108	716
AXA SA	181	3,788
Baloise Holding AG	5	520
Banca Carige SpA (e)	60	143
Banca Monte dei Paschi di Siena SpA (c) (e)	251	314
Banco Bilbao Vizcaya Argentaria SA	451	5,471

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Banco Comercial Portugues SA (e)	259	211
Banco de Sabadell SA (e)	122	534
Banco de Valencia SA (c) (e)	19	85
Banco Espirito Santo SA (e)	49	201
Banco Popolare SC (e)	170	506
Banco Popular Espanol SA	91	535
Banco Santander SA	881	10,233
Bank Hapoalim BM (c)	99	515
Bank Leumi Le-Israel BM	126	646
Bank of Cyprus Public Co. Ltd.	94	341
Bank of East Asia Ltd.	159	674
Bank of Kyoto Ltd.	32	283
Bank of Yokohama Ltd.	134	636
Bankinter SA (e)	32	220
Barclays Plc	1,223	5,446
Bendigo and Adelaide Bank Ltd.	42	410
BGP Holdings Plc (c) (f)	479	—
BNP Paribas SA	101	7,415
BOC Hong Kong Holdings Ltd.	390	1,271
British Land Co. Plc (e)	96	854
Capital Shopping Centres Group	63	384
CapitaLand Ltd.	280	733
CapitaMall Trust	216	322
CapitaMalls Asia Ltd. (e)	139	196
CFS Retail Property Trust	236	449
Cheung Kong Holdings Ltd.	149	2,429
China Bank Ltd.	80	448
Chugoku Bank Ltd. (e)	17	193
Chuo Mitsui Trust Holdings Inc. (e)	333	1,181
City Developments Ltd.	60	548
CNP Assurances SA	17	355
Commerzbank AG (c) (e)	88	687
Commonwealth Bank of Australia	164	8,881
Corio NV	7	462
Credit Agricole SA	104	1,699
Credit Saison Co. Ltd.	17	267
Credit Suisse Group AG	119	5,058
Criteria CaixaCorp SA	88	623
Dai-Ichi Life Insurance Co. Ltd.	1	1,267
Daito Trust Construction Co. Ltd. (e)	8	537
Daiwa House Industry Co. Ltd.	53	651
Daiwa Securities Group Inc.	172	790
Danske Bank A/S (c)	64	1,421
DBS Group Holdings Ltd.	187	2,166
Delta Lloyd NV	8	212
Deutsche Bank AG	98	5,804
Deutsche Boerse AG	20	1,558
Dexia SA (c)	62	240
Dexus Property Group	471	414
DnB NOR ASA	103	1,574
EFG Eurobank Ergasias SA (c)	33	204
Erste Group Bank AG	20	1,007
Eurazeo	3	249
Exor SpA	7	206
Fonciere Des Regions	3	296
Fukuoka Financial Group Inc.	81	337
GAM Holding Ltd. (c)	23	433
Gecina SA	2	284
Global Logistic Properties Ltd. (c)	163	242
Goodman Group	613	435
GPT Group	181	587
Groupe Bruxelles Lambert SA	8	782
Groupe Bruxelles Lambert SA - Strip VVPR (c)	—	—
Gunma Bank Ltd.	41	217
Hachijuni Bank Ltd.	47	273
Hammerson Plc	76	545
Hang Lung Group Ltd.	84	520
Hang Lung Properties Ltd.	266	1,164

	Shares/Par (p)	Value
Hang Seng Bank Ltd.	81	1,300
Hannover Rueckversicherung AG	7	371
Henderson Land Development Co. Ltd.	119	825
Hiroshima Bank Ltd. (e)	55	240
Hokuhoku Financial Group Inc.	134	261
Hong Kong Exchanges & Clearing Ltd.	110	2,390
Hopewell Holdings Ltd.	63	189
HSBC Holdings Plc	1,873	19,258
Hysan Development Co. Ltd.	66	272
Icade SA	2	283
ICAP Plc	62	526
IMMOFINANZ Immobilien Anlagen AG (c) (e)	107	483
Industrivarden AB	13	228
ING Groep NV (c)	405	5,123
Insurance Australia Group Ltd. (e)	227	843
Intesa Sanpaolo SpA	826	2,445
Intesa Sanpaolo SpA	102	271
Investec Plc	55	420
Investor AB	49	1,198
Israel Discount Bank Ltd. (c)	85	179
Iyo Bank Ltd.	27	225
Japan Prime Realty Investment Corp.	—	194
Japan Real Estate Investment Corp.	—	473
Japan Retail Fund Investment Corp.	—	252
Joyo Bank Ltd.	64	252
Julius Baer Group Ltd. (c)	21	926
KBC Groep NV (c)	17	631
Keppel Land Ltd.	83	296
Kerry Properties Ltd.	74	370
Kinnevik Investment AB	24	560
Klepierre	10	398
Land Securities Group Plc	79	930
Legal & General Group Plc	618	1,142
Lend Lease Corp. Ltd.	55	519
Link Real Estate Investment Trust	243	759
Lloyds Banking Group Plc (c)	4,254	3,964
London Stock Exchange Group Plc	15	196
Macquarie Group Ltd.	36	1,374
Man Group Plc	185	728
Mapfre SA	75	282
Matsui Securities Co. Ltd. (e)	16	85
Mediobanca SpA	49	497
Mirvac Group	361	465
Mitsubishi Estate Co. Ltd.	127	2,148
Mitsubishi UFJ Financial Group Inc. (e)	1,347	6,217
Mitsubishi UFJ Lease & Finance Co. Ltd.	6	232
Mitsui Fudosan Co. Ltd.	88	1,453
Mizrahi Tefahot Bank Ltd.	14	160
Mizuho Financial Group Inc.	2,161	3,585
Mizuho Securities Co. Ltd. (c)	67	178
Mizuho Trust & Banking Co. Ltd. (e)	171	154
MS&AD Insurance Group Holdings (e)	57	1,287
Muenchener Rueckversicherungs AG	20	3,188
National Australia Bank Ltd.	226	6,041
National Bank of Greece SA (c)	99	878
Nationale A Portefeuille	2	168
Natixis (c)	92	520
New World Development Ltd. Nair	275	485
Nippon Building Fund Inc.	—	575
Nishi-Nippon City Bank Ltd.	74	213
NKSJ Holdings Inc. (e)	153	998
Nomura Holdings Inc.	380	1,985
Nomura Real Estate Holdings Inc.	11	168
Nomura Real Estate Office Fund Inc.	—	203
Nordea Bank AB (e)	278	3,041
NTT Urban Development Corp. (e)	—	93
Old Mutual Plc	573	1,250
ORIX Corp. (e)	11	1,061

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Oversea-Chinese Banking Corp. Ltd.	270	2,049
Pargesa Holding SA	3	296
Pohjola Bank Plc (e)	13	184
Prudential plc (a)	273	3,093
QBE Insurance Group Ltd.	113	2,068
Raiffeisen International Bank Holding AG	5	270
Ratos AB Series B	10	407
Resolution Ltd.	149	706
Resona Holdings Inc.	200	950
Royal Bank of Scotland Plc (c)	1,789	1,171
RSA Insurance Group Plc	381	803
Sampo Oyj (e)	44	1,409
Sapporo Hokuyo Holdings Inc.	38	182
SBI Holdings Inc. (c) (e)	2	281
Schroders Plc	12	326
SCOR SE	19	508
Segro Plc	80	412
Senshu Ikeda Holdings Inc.	56	76
Seven Bank Ltd. (e)	—	125
Shinsei Bank Ltd. (e)	79	93
Shizuoka Bank Ltd. (e)	64	529
Singapore Exchange Ltd.	90	561
Sino Land Co.	265	470
Skandinaviska Enskilda Banken AB (e)	148	1,323
Societe Generale	67	4,354
Sony Financial Holdings Inc.	20	389
Standard Chartered Plc	248	6,432
Standard Life Plc	248	824
Stockland	246	946
Sumitomo Mitsui Financial Group Inc.	142	4,412
Sumitomo Realty & Development Co. Ltd.	38	750
Sun Hung Kai Properties Ltd.	152	2,407
Suncorp-Metway Ltd.	132	1,157
Suruga Bank Ltd.	23	204
Svenska Handelsbanken (e)	53	1,729
Swedbank AB (e)	77	1,322
Swire Pacific Ltd.	81	1,187
Swiss Life Holding AG (c) (e)	3	541
Swiss Reinsurance (c)	38	2,165
T&D Holdings Inc. (e)	28	697
The Governor & Co. of the Bank of Ireland (c) (f)	307	96
Tokio Marine Holdings Inc.	78	2,078
Tokyo Tatemono Co. Ltd. (e)	43	161
Tokyu Land Corp.	49	213
TrygVesta AS	3	189
UBS AG (c)	385	6,906
Unibail-Rodamco SE	10	2,137
UniCredit SpA	1,424	3,519
Unione di Banche Italiane SCPA (e)	65	553
United Overseas Bank Ltd.	133	1,984
UOL Group Ltd.	45	168
Vienna Insurance Group	4	219
Westfield Group	236	2,276
Westfield Retail Trust	315	853
Westpac Banking Corp.	316	7,957
Wharf Holdings Ltd.	160	1,107
Wheelock & Co. Ltd.	89	334
Wing Hang Bank Ltd.	9	107
Yamaguchi Financial Group Inc.	24	222
Zurich Financial Services AG (c)	15	4,305

		290,462
HEALTH CARE - 7.7%
Actelion Ltd. (c)	11	614
Alfresa Holdings Corp.	5	177
Astellas Pharma Inc. (e)	47	1,724
AstraZeneca Plc	150	6,869

	Shares/Par (p)	Value
Bayer AG	87	6,803
BioMerieux SA	1	123
Celesio AG	8	186
Chugai Pharmaceutical Co. Ltd.	24	408
Cie Generale d’Optique Essilor International SA	22	1,620
Cochlear Ltd.	6	539
Coloplast A/S	3	371
CSL Ltd.	59	2,177
Daiichi Sankyo Co. Ltd.	71	1,364
Dainippon Sumitomo Pharma Co. Ltd.	15	139
Eisai Co. Ltd. (e)	27	958
Elan Corp. Plc (c)	55	379
Fresenius Medical Care AG & Co. KGaA	20	1,363
Fresenius SE	12	1,098
Getinge AB	21	510
GlaxoSmithKline Plc	550	10,491
Grifols SA	14	247
Hisamitsu Pharmaceutical Co. Inc.	7	270
kyowa Hakko Kirin Co. Ltd.	25	232
Lonza Group AG (c)	5	403
Medipal Holdings Corp.	16	145
Merck KGaA	7	599
Miraca Holdings Inc.	6	230
Mitsubishi Tanabe Pharma Corp.	23	373
Novartis AG	223	12,114
Novo-Nordisk A/S	44	5,559
Olympus Corp.	22	612
Ono Pharmaceutical Co. Ltd. (e)	9	462
Orion Oyj (e)	9	228
Otsuka Holdings Co. Ltd.	26	630
Qiagen NV (c)	25	502
Ramsay Health Care Ltd.	14	280
Roche Holding AG	74	10,620
Sanofi-Aventis SA	111	7,777
Santen Pharmaceutical Co. Ltd.	9	343
Shionogi & Co. Ltd.	31	532
Shire Plc	59	1,713
Smith & Nephew Plc	96	1,087
Sonic Health Care Ltd. (e)	38	472
Sonova Holding AG	5	427
Straumann Holding AG	1	223
Suzuken Co. Ltd.	6	165
Synthes Inc.	6	875
Sysmex Corp.	7	233
Taisho Pharmaceutical Co. Ltd. (e)	14	303
Takeda Pharmaceutical Co. Ltd.	79	3,694
Terumo Corp.	17	917
Teva Pharmaceutical Industries Ltd.	99	4,962
Tsumura & Co.	6	179
UCB SA	10	395
William Demant Holding AS (c)	2	212

		95,928
INDUSTRIALS - 12.7%
A P Moller - Maersk A/S - Class A	—	505
A P Moller - Maersk A/S - Class B	—	1,308
ABB Ltd. (c)	232	5,562
Abertis Infraestructuras SA	30	654
ACS Actividades de Construccion y Servicios SA	14	673
Adecco SA	13	838
Aeroports de Paris	3	298
Aggreko Plc	28	702
Air France-KLM (c)	14	227
Alfa Laval AB	35	761
All Nippon Airways Co. Ltd. (e)	89	265
Alstom SA	22	1,282

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Amada Co. Ltd.	40	334
Asahi Glass Co. Ltd.	106	1,333
Asciano Group	323	581
Assa Abloy AB	34	976
Atlantia SpA	31	701
Atlas Copco AB - Class A	70	1,872
Atlas Copco AB - Class B	40	975
Auckland International Airport Ltd.	86	145
Babcock International Group Plc	40	396
BAE Systems Plc	357	1,859
Balfour Beatty Plc	75	416
Bekaert SA	4	445
Bouygues SA	25	1,202
Brambles Ltd.	156	1,139
Brenntag AG (c)	4	416
Brisa-Auto Estradas de Portugal SA	19	132
Bunzl Plc	36	430
Bureau Veritas SA	5	410
Capita Group Plc	64	761
Cathay Pacific Airways Ltd.	112	268
Central Japan Railway Co.	—	1,252
Chiyoda Corp. (e)	19	174
Cie de Saint-Gobain	43	2,617
Cobham Plc	130	480
ComfortDelgro Corp. Ltd.	181	224
Cosco Corp. Singapore Ltd. (e)	108	176
CSR Ltd. (e)	47	160
Dai Nippon Printing Co. Ltd.	61	743
Daikin Industries Ltd.	24	728
Delek Group Ltd.	1	143
Deutsche Lufthansa AG (c)	23	497
Deutsche Post AG	91	1,649
DSV A/S	23	557
East Japan Railway Co.	36	2,029
Edenred (c)	17	506
Eiffage SA	4	250
Elbit Systems Ltd.	3	151
European Aeronautic Defence & Space Co. NV (c)	43	1,250
Experian Plc	107	1,326
Fanuc Ltd.	21	3,103
Ferrovial SA	45	565
Fiat Industrial SpA (c)	83	1,190
Finmeccanica SpA	43	546
Firstgroup Plc	51	266
Fomento de Construcciones y Contratas SA (e)	6	201
Fraport AG Frankfurt Airport Services Worldwide	4	273
Fraser and Neave Ltd.	101	479
Fuji Electric Holdings Co. Ltd. (e)	67	212
Furukawa Electric Co. Ltd.	68	275
G4S Plc	151	617
GEA Group AG	17	559
Geberit AG	4	922
Groupe Eurotunnel SA	59	626
GS Yuasa Corp. (e)	37	246
Hankyu Hanshin Holdings Inc. (e)	117	541
Hexagon AB - B Shares	28	666
Hino Motors Ltd. (e)	28	137
Hitachi Construction Machinery Co. Ltd. (e)	11	278
Hochtief AG	5	510
Hutchison Whampoa Ltd.	225	2,664
IHI Corp. (e)	151	369
International Consolidated Airlines
Group SA (c)	100	367
Intertek Group Plc	17	549
Invensys Plc	90	496
ITOCHU Corp.	162	1,699

	Shares/Par (p)	Value
Japan Steel Works Ltd. (e)	31	243
JGC Corp.	22	515
JS Group Corp. (e)	27	696
JTEKT Corp.	24	306
Kajima Corp. (e)	92	258
Kamigumi Co. Ltd.	29	248
Kawasaki Heavy Industries Ltd. (e)	152	669
Kawasaki Kisen Kaisha Ltd.	67	247
Keihin Electric Express Railway Co. Ltd. (e)	49	353
Keio Corp.	66	394
Keisei Electric Railway Co. Ltd.	31	178
Keppel Corp. Ltd.	135	1,317
Kinden Corp.	16	146
Kintetsu Corp. (e)	167	536
Komatsu Ltd.	100	3,400
Kone Oyj	17	975
Koninklijke Boskalis Westminster NV	8	419
Koninklijke Philips Electronics NV (e)	106	3,377
Koninklijke Vopak NV	8	361
Kubota Corp.	125	1,178
Kuehne & Nagel International AG	6	785
Kurita Water Industries Ltd.	13	384
Legrand SA	16	665
Leighton Holdings Ltd. (e)	15	449
Mabuchi Motor Co. Ltd.	2	109
Makita Corp.	12	535
Man AG (c)	11	1,394
MAp Group	55	174
Marubeni Corp.	174	1,253
Metso Oyj (e)	13	714
Minebea Co. Ltd.	37	204
Mitsubishi Corp.	143	3,979
Mitsubishi Electric Corp.	204	2,408
Mitsubishi Heavy Industries Ltd.	319	1,465
Mitsubishi Logistics Corp.	13	145
Mitsui & Co. Ltd.	186	3,338
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	65	156
Mitsui OSK Lines Ltd.	122	703
MTR Corp.	155	572
Nabtesco Corp.	10	262
Neptune Orient Lines Ltd. (c) (e)	94	145
NGK Insulators Ltd.	27	483
Nidec Corp. (e)	12	995
Nippon Express Co. Ltd.	88	337
Nippon Sheet Glass Co. Ltd.	93	268
Nippon Yusen KK	168	656
Noble Group Ltd. (e)	315	535
NSK Ltd.	44	379
NTN Corp.	49	235
NWS Holdings Ltd.	147	225
Obayashi Corp.	65	289
Odakyu Electric Railway Co. Ltd. (e)	67	565
Orient Overseas International Ltd.	23	245
Orkla ASA	84	818
Prysmian SPA	22	472
Qantas Airways Ltd. (c)	104	234
QR National Ltd. (c)	188	651
Randstad Holding NV	12	659
Rolls-Royce Group Plc (c)	201	2,000
Ryanair Holdings Plc	2	9
Safran SA	17	615
Sandvik AB	108	2,046
Scania AB	34	794
Schindler Holding AG	2	273
Schneider Electric SA	26	4,387
Secom Co. Ltd.	22	1,008
Securitas AB	32	384
SembCorp Industries Ltd.	101	417

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
SembCorp Marine Ltd.	93	433
Serco Group Plc	53	476
SGS SA	1	1,008
Shimizu Corp.	60	267
Siemens AG	87	11,938
Singapore Airlines Ltd.	59	644
Singapore Technologies Engineering Ltd.	171	442
Skanska AB (e)	44	916
SKF AB	41	1,198
SMC Corp.	6	971
Smiths Group Plc	43	886
Societe BIC SA	3	271
Sojitz Corp.	125	249
Sumitomo Corp.	118	1,685
Sumitomo Electric Industries Ltd.	82	1,131
Sumitomo Heavy Industries Ltd.	59	385
Taisei Corp.	121	298
Thales SA	10	390
THK Co. Ltd.	13	319
TNT NV	39	995
Tobu Railway Co. Ltd. (e)	88	360
Tokyu Corp.	117	485
Toll Holdings Ltd. (e)	70	428
Toppan Printing Co. Ltd.	59	465
TOTO Ltd.	33	265
Toyota Tsusho Corp.	23	379
Transurban Group	135	750
Ushio Inc. (e)	10	200
Vallourec SA	12	1,345
Vestas Wind Systems A/S (c)	21	918
Vinci SA	47	2,960
Volvo AB (e)	148	2,603
Wartsila Oyj	16	625
Weir Group Plc	23	642
West Japan Railway Co. (e)	—	718
Wolseley Plc	30	1,014
Yamato Holdings Co. Ltd. (e)	42	658
Yangzijiang Shipbuilding Holdings Ltd.	191	274
Zardoya Otis SA (e)	14	236

		156,995
INFORMATION TECHNOLOGY - 4.7%
Advantest Corp. (e)	16	286
Alcatel-Lucent (c)	250	1,438
Amadeus IT Holding SA (c)	20	389
ARM Holdings Plc	139	1,278
ASM Pacific Technology Ltd.	22	274
ASML Holding NV (c)	46	2,044
Atos Origin SA (c)	5	286
Autonomy Corp. Plc (c)	23	594
Brother Industries Ltd. (e)	25	373
Canon Inc.	120	5,214
Cap Gemini SA (e)	16	935
Citizen Holdings Co. Ltd.	30	173
Computershare Ltd. (e)	49	473
Dassault Systemes SA	6	494
Elpida Memory Inc. (c) (e)	20	256
Foxconn International Holdings Ltd. (c) (e)	243	146
FUJIFILM Holdings Corp.	49	1,505
Fujitsu Ltd.	196	1,107
Gree Inc.	11	183
Hamamatsu Photonics KK	7	265
Hirose Electric Co. Ltd. (e)	3	355
Hitachi High-Technologies Corp.	7	146
Hitachi Ltd. (e)	484	2,520
Hoya Corp.	46	1,052
Ibiden Co. Ltd.	13	407
Indra Sistemas SA	8	166

	Shares/Par (p)	Value
Infineon Technologies AG	114	1,176
Itochu Techno-Solutions Corp.	3	110
Keyence Corp.	5	1,153
Konami Corp. (e)	11	206
Konica Minolta Holdings Inc.	49	410
Kyocera Corp.	18	1,774
Logitech International SA (c) (e)	21	373
Mitsumi Electric Co. Ltd.	7	89
Murata Manufacturing Co. Ltd.	21	1,534
NEC Corp. (c)	285	620
Neopost SA (e)	3	274
NICE Systems Ltd. (c)	6	219
Nintendo Co. Ltd.	11	2,863
Nippon Electric Glass Co. Ltd.	37	524
Nokia Oyj	401	3,432
Nomura Research Institute Ltd.	11	238
NTT Data Corp. (e)	—	433
Obic Co. Ltd.	1	165
Omron Corp.	22	613
Oracle Corp. Japan	5	187
Otsuka Corp.	1	90
Renewable Energy Corp. AS (c) (e)	49	173
Ricoh Co. Ltd. (e)	71	833
Rohm Co. Ltd.	11	670
Sage Group Plc	135	601
SAP AG	91	5,556
Seiko Epson Corp. (e)	14	224
Shimadzu Corp. (e)	26	231
Shinko Electric Industries Co. Ltd.	6	63
Square Enix Holdings Co. Ltd.	6	104
STMicroelectronics NV	68	837
Sumco Corp. (c) (e)	13	260
TDK Corp.	13	792
Telefonaktiebolaget LM Ericsson	318	4,100
Tokyo Electron Ltd.	18	998
Toshiba Corp.	432	2,114
Trend Micro Inc.	11	288
United Internet AG	14	256
Yahoo! Japan Corp.	1	529
Yaskawa Electric Corp. (e)	25	296
Yokogawa Electric Corp. (c)	24	182

		57,949
MATERIALS - 11.0%
Acerinox SA (e)	12	229
Air Liquide	30	3,972
Air Water Inc.	14	171
Akzo Nobel NV	24	1,670
Alumina Ltd.	248	630
Amcor Ltd.	133	973
Anglo American Plc	140	7,181
Antofagasta Plc	41	890
ArcelorMittal	92	3,328
Asahi Kasei Corp.	137	924
BASF SE	97	8,416
BHP Billiton Ltd.	356	17,123
BHP Billiton Plc	233	9,192
BlueScope Steel Ltd.	188	385
Boliden AB	30	648
Boral Ltd.	79	409
Cimpor Cimentos de Portugal SGPS SA	17	126
CRH Plc	74	1,703
Daicel Chemical Industries Ltd.	28	173
Daido Steel Co. Ltd.	32	182
Denki Kagaku Kogyo K K	49	242
Dowa Holdings Co. Ltd.	24	149
Eramet	1	198
Eurasian Natural Resources Corp.	29	431

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Fletcher Building Ltd.	67	480
Fortescue Metals Group Ltd. (e)	136	899
Fresnillo Plc	20	491
Givaudan SA (c)	1	889
HeidelbergCement AG	15	1,017
Hitachi Chemical Co. Ltd.	12	235
Hitachi Metals Ltd. (e)	17	214
Holcim Ltd.	26	1,936
Holmen AB (e)	5	173
Imerys SA	4	280
Incitec Pivot Ltd.	173	774
Israel Chemicals Ltd.	46	758
Israel Corp. Ltd. (c)	—	270
James Hardie Industries SE (c) (e)	46	291
JFE Holdings Inc.	48	1,416
Johnson Matthey Plc	24	702
JSR Corp. (e)	19	375
K+S AG	16	1,178
Kaneka Corp.	32	223
Kansai Paint Co. Ltd.	22	191
Kazakhmys Plc	23	513
Kobe Steel Ltd. (e)	266	691
Koninklijke DSM NV	16	979
Kuraray Co. Ltd.	36	467
Lafarge SA	21	1,316
Lanxess AG	9	681
Linde AG	18	2,863
Lonmin Plc	17	466
MacArthur Coal Ltd. (e)	18	212
Makhteshim-Agan Industries Ltd. (c)	29	151
Maruichi Steel Tube Ltd.	6	143
Mitsubishi Chemical Holdings Corp.	139	876
Mitsubishi Gas Chemical Co. Inc.	42	301
Mitsubishi Materials Corp.	110	373
Mitsui Chemicals Inc. (e)	88	311
Mitsui Mining & Smelting Co. Ltd. (e)	63	219
Newcrest Mining Ltd.	82	3,377
Nippon Paper Group Inc.	11	224
Nippon Steel Corp.	535	1,711
Nissan Chemical Industries Ltd. (e)	15	150
Nisshin Steel Co. Ltd.	62	133
Nitto Denko Corp.	18	949
Norsk Hydro ASA	97	799
Novozymes A/S	5	735
OJI Paper Co. Ltd. (e)	88	418
OneSteel Ltd.	147	370
Orica Ltd.	37	1,020
Outokumpu Oyj (e)	15	261
OZ Minerals Ltd.	334	551
Randgold Resources Ltd. (c)	10	793
Rautaruukki Oyj (e)	8	199
Rexam Plc	90	527
Rio Tinto Ltd. (e)	46	4,033
Rio Tinto Plc	153	10,778
Salzgitter AG	4	354
Shin-Etsu Chemical Co. Ltd.	44	2,192
Showa Denko KK	154	309
Sika AG	—	506
Sims Metal Management Ltd. (e)	16	295
Solvay SA	6	768
SSAB Svenskt Stal AB - Class A (c)	19	303
Stora Enso Oyj (c)	59	704
Sumitomo Chemical Co. Ltd. (e)	163	813
Sumitomo Metal Industries Ltd. (e)	349	780
Sumitomo Metal Mining Co. Ltd.	54	929
Svenska Cellulosa AB	59	952
Syngenta AG	10	3,294
Taiyo Nippon Sanso Corp. (e)	28	233

	Shares/Par (p)	Value
Teijin Ltd.	104	465
ThyssenKrupp AG	36	1,473
Tokuyama Corp.	36	192
Tokyo Steel Manufacturing Co. Ltd. (e)	11	127
Toray Industries Inc.	159	1,156
Tosoh Corp.	50	180
Toyo Seikan Kaisha Ltd.	15	249
Ube Industries Ltd.	102	325
Umicore	12	603
UPM-Kymmene Oyj	56	1,192
Vedanta Resources Plc (e)	13	504
Voestalpine AG	12	570
Wacker Chemie AG	2	342
Xstrata Plc	219	5,125
Yamato Kogyo Co. Ltd.	4	133
Yara International ASA	20	989

		135,784
TELECOMMUNICATION SERVICES - 5.4%
Belgacom SA	16	600
Bezeq Israeli Telecommunication Corp. Ltd.	174	515
BT Group Plc	833	2,481
Cable & Wireless Worldwide Plc	278	234
Cellcom Israel Ltd.	5	169
Deutsche Telekom AG	299	4,612
Elisa Oyj (e)	15	337
France Telecom SA	196	4,387
Hellenic Telecommunications Organization SA	25	277
Iliad SA (e)	2	229
Inmarsat Plc	49	472
KDDI Corp.	—	1,944
Koninklijke KPN NV	169	2,874
Millicom International Cellular SA - SDR	8	796
Mobistar SA	3	190
Nippon Telegraph & Telephone Corp.	51	2,280
NTT DoCoMo Inc. (e)	2	2,842
Partner Communications Co. Ltd.	9	168
PCCW Ltd.	321	134
Portugal Telecom SGPS SA	64	736
Singapore Telecommunications Ltd.	858	2,055
SoftBank Corp.	86	3,421
StarHub Ltd.	65	139
Swisscom AG	3	1,127
Tele2 AB	33	756
Telecom Corp. of New Zealand Ltd.	200	306
Telecom Italia SpA (e)	1,012	1,557
Telefonica SA	435	10,882
Telekom Austria AG	34	497
Telenor ASA	87	1,434
TeliaSonera AB (e)	235	2,032
Telstra Corp. Ltd.	458	1,336
Vodafone Group Plc	5,527	15,648

		67,467
UTILITIES - 4.7%
A2A SpA (e)	129	209
Acciona SA	3	283
AGL Energy Ltd.	47	693
Centrica Plc	553	2,884
Cheung Kong Infrastructure Holdings Ltd. (e)	46	217
Chubu Electric Power Co. Inc.	68	1,512
Chugoku Electric Power Co. Inc. (e)	32	586
CLP Holdings Ltd.	202	1,633
Contact Energy Ltd. (c)	37	166
E.ON AG	190	5,844
EDP Renovaveis SA (c)	25	181
Electric Power Development Co. Ltd.	12	355
Electricite de France SA	27	1,130

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Enagas SA	18	398
Enel Green Power SpA (c)	195	540
Enel SpA	695	4,382
Energias de Portugal SA	203	789
Fortum Oyj (e)	47	1,585
Gas Natural SDG SA	33	619
GDF Suez	131	5,327
Hokkaido Electric Power Co. Inc.	19	368
Hokuriku Electric Power Co.	18	412
Hong Kong & China Gas Co. Ltd.	468	1,122
Hongkong Electric Holdings Ltd.	144	959
Iberdrola Renovables SA (e)	85	366
Iberdrola SA	401	3,488
International Power Plc	166	823
Kansai Electric Power Co. Inc. (e)	81	1,759
Kyushu Electric Power Co. Inc.	40	785
National Grid Plc	369	3,515
Osaka Gas Co. Ltd. (e)	202	806
Public Power Corp. SA	14	243
Red Electrica Corp. SA	11	628
RWE AG	45	2,875
Scottish & Southern Energy Plc	100	2,028
Severn Trent Plc	25	582
Shikoku Electric Power Co. Inc. (e)	19	525
Snam Rete Gas SpA	148	833
SP AusNet	110	101
Suez Environnement SA	27	567
Terna Rete Elettrica Nazionale SpA	133	635
Toho Gas Co. Ltd. (e)	40	206
Tohoku Electric Power Co. Inc. (e)	44	745
Tokyo Electric Power Co. Inc.	155	867
Tokyo Gas Co. Ltd. (e)	269	1,229
United Utilities Group Plc	69	656
Veolia Environnement	37	1,140
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	7	328

		57,924

Total Common Stocks (cost $1,125,629)		1,199,120

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Bayerische Motoren Werke AG	5	308
Porsche Automobil Holding SE	9	608
Volkswagen AG	18	2,963

		3,879
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	19	1,165
Lindt & Spruengli AG	—	272

		1,437
INDUSTRIALS - 0.1%
Schindler Holding AG	5	611
TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RSP	656	883
UTILITIES - 0.0%
RWE AG (e)	4	241

Total Preferred Stocks (cost $5,549)		7,051

RIGHTS - 0.0%
Porsche Automobil Holding SE (c)	9	80

Total Rights (cost $0)		80

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG - Escrow Shares (c) (f) (u)	37	—
IMMOFINANZ AG - Escrow Shares (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	21,765	21,765
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	86,303	86,303
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	1,054	1,030

		87,333
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.19%, 06/16/11 (o)	$1,940	1,940

Total Short Term Investments (cost $111,062)		111,038

Total Investments - 106.4% (cost $1,242,240)		1,317,289
Other Assets and Liabilities, Net - (6.4%)		(79,117)

Total Net Assets - 100.0%		$1,238,172

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.8%
Ally Auto Receivables Trust
0.91%, 11/17/14	$500	$498
1.11%, 01/15/15	500	500
Banc of America Commercial Mortgage Inc. REMIC
5.93%, 05/10/45 (i)	1,500	1,629
5.96%, 05/10/45 (i)	550	570
4.89%, 07/10/45	370	380
5.45%, 01/15/49	200	210
5.45%, 01/15/49	1,500	1,578
5.48%, 01/15/49 (i)	350	347
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.72%, 05/11/17 (i)	300	324
5.12%, 02/11/41 (i)	1,150	1,227
5.54%, 10/12/41	1,250	1,342
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,053
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	822
Citibank Credit Card Issuance Trust, 5.30%, 03/15/16	900	1,000
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	167	173
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.32%, 03/11/12 (e)	1,000	1,051
5.62%, 10/15/48	250	269
5.65%, 10/15/48	500	503
Commercial Mortgage Loan Trust REMIC, 6.21%, 12/10/49 (i)	750	743
Continental Airlines Inc. Pass Through Trust - Class A, 4.75%, 01/12/21	300	294

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Credit Suisse First Boston Mortgage Securities Corp. REMIC
4.94%, 12/15/35	700	730
5.14%, 08/15/36 (i)	1,500	1,588
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	258
CS First Boston Mortgage Securities Corp. REMIC
5.01%, 01/15/12 (i)	800	846
5.42%, 05/15/36 (i)	350	376
5.10%, 08/15/38 (i)	350	364
Delta Air Lines Pass-Through Trust - Class A, 6.82%, 02/10/24 (i) (r)	392	405
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 11/10/45 (i)	200	207
Greenwich Capital Commercial Funding Corp. REMIC
4.57%, 01/10/12	500	505
5.28%, 04/10/37 (i)	1,000	1,009
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	400	430
6.00%, 08/10/45 (e) (i)	850	903
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.74%, 05/12/17 (i)	1,000	992
JPMorgan Chase Commercial Mortgage Securities Corp.
4.88%, 01/12/38 (i)	800	844
REMIC, 5.17%, 08/12/40 (i)	382	395
REMIC, 5.54%, 06/12/41 (i)	850	921
REMIC, 4.88%, 01/15/42	750	801
REMIC, 4.74%, 07/15/42	500	527
REMIC, 4.78%, 07/15/42	500	519
REMIC, 4.94%, 08/15/42 (i)	278	296
REMIC, 5.42%, 01/15/49 (e)	250	264
REMIC, 5.74%, 02/12/49 (i)	200	214
REMIC, 5.79%, 02/12/51 (i)	521	561
LB-UBS Commercial Mortgage Trust REMIC
3.85%, 05/15/27	129	132
5.59%, 06/15/31	75	78
4.17%, 05/15/32	165	171
5.66%, 03/15/39 (i)	750	809
5.42%, 02/15/40	330	350
5.87%, 09/15/45 (i)	2,000	2,141
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	266
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.66%, 02/12/39 (i)	250	258
5.41%, 07/12/46 (i)	200	212
5.17%, 12/12/49	200	210
5.74%, 06/12/50 (i)	532	555
Morgan Stanley Capital I REMIC
5.60%, 06/12/12 (i)	375	381
5.60%, 03/12/17 (i)	400	411
4.80%, 01/13/41	250	265
5.33%, 11/12/41	250	265
5.73%, 10/15/42 (i)	270	296
Wachovia Bank Commercial Mortgage Trust REMIC
4.44%, 11/15/34	37	37
5.22%, 01/15/41 (i)	100	107
5.31%, 07/15/41 (i)	250	268
4.89%, 10/15/41	200	203
4.90%, 10/15/41 (i)	500	511
5.12%, 07/15/42 (i)	410	441
5.25%, 12/15/43	500	512
5.36%, 12/15/44 (i)	200	197
5.42%, 01/15/45 (i)	350	376

	Shares/Par (p)	Value
5.99%, 06/15/45 (i)	500	486
5.57%, 10/15/48	250	264
5.31%, 11/15/48	1,082	1,158

Total Non-U.S. Government Agency Asset- Backed Securities (cost $37,363)		39,828

CORPORATE BONDS AND NOTES - 22.3%
CONSUMER DISCRETIONARY - 1.7%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	555
CBS Corp., 5.75%, 04/15/20 (e)	700	740
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	402
9.46%, 11/15/22 (e)	500	677
Comcast Corp.
5.30%, 01/15/14	500	544
6.50%, 01/15/15	50	57
5.15%, 03/01/20 (e)	1,000	1,041
5.65%, 06/15/35	100	94
6.50%, 11/15/35	100	104
6.95%, 08/15/37	100	109
COX Communications Inc., 5.45%, 12/15/14	150	166
Daimler Finance North America LLC
6.50%, 11/15/13	100	112
8.50%, 01/18/31	550	739
Diageo Capital Plc, 4.83%, 07/15/20 (e)	895	925
DIRECTV Holdings LLC
4.75%, 10/01/14	600	646
3.55%, 03/15/15 (e)	200	204
3.50%, 03/01/16	400	401
4.60%, 02/15/21	200	195
6.00%, 08/15/40	200	192
6.38%, 03/01/41	400	402
Discovery Communications LLC
3.70%, 06/01/15 (e)	100	103
5.63%, 08/15/19	100	108
5.05%, 06/01/20	200	208
6.35%, 06/01/40	100	104
Fortune Brands Inc., 5.38%, 01/15/16	250	265
Grupo Televisa SA, 6.63%, 03/18/25	100	110
Hasbro Inc., 6.35%, 03/15/40	300	301
Historic TW Inc., 6.63%, 05/15/29	100	107
Home Depot Inc.
5.25%, 12/16/13	250	273
5.40%, 03/01/16	500	553
5.88%, 12/16/36	250	249
Johnson Controls Inc.
5.50%, 01/15/16	250	277
4.25%, 03/01/21	400	395
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	104
5.50%, 10/15/35	150	151
5.80%, 04/15/40	100	103
McDonald’s Corp.
5.35%, 03/01/18	300	336
6.30%, 03/01/38	500	576
NBC Universal Inc.
2.10%, 04/01/14 (e) (r)	500	498
5.15%, 04/30/20 (r)	200	206
6.40%, 04/30/40 (r)	200	205
News America Inc.
5.30%, 12/15/14	175	193
5.65%, 08/15/20 (e)	300	326
4.50%, 02/15/21 (r)	400	392
6.20%, 12/15/34	50	50
6.40%, 12/15/35	100	103
6.65%, 11/15/37	300	315

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
6.15%, 02/15/41 (r)	300	297
Omnicom Group Inc., 5.90%, 04/15/16	250	280
Reed Elsevier Capital Inc., 8.63%, 01/15/19	500	634
Target Corp.
5.88%, 07/15/16	250	287
7.00%, 07/15/31	500	589
6.50%, 10/15/37	300	337
Thomson Reuters Corp., 6.50%, 07/15/18	500	579
Time Warner Cable Inc.
6.20%, 07/01/13	700	770
5.85%, 05/01/17	150	164
8.75%, 02/14/19	169	211
6.55%, 05/01/37 (e)	250	254
7.30%, 07/01/38	300	332
6.75%, 06/15/39 (e)	300	314
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	740
Time Warner Inc.
3.15%, 07/15/15	200	203
5.88%, 11/15/16	350	390
4.70%, 01/15/21 (e)	200	199
7.63%, 04/15/31	250	288
6.20%, 03/15/40	400	396
6.10%, 07/15/40	200	196
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	52
Viacom Inc.
5.63%, 09/15/19 (e)	500	547
7.88%, 07/30/30 (e)	125	145
Walt Disney Co., 7.00%, 03/01/32	50	61
Yale University, 2.90%, 10/15/14 (e)	300	310
Yum! Brands Inc., 6.88%, 11/15/37 (e)	200	223

		23,714
CONSUMER STAPLES - 1.6%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	583
9.70%, 11/10/18 (e) (l)	500	658
9.25%, 08/06/19 (e) (l)	100	131
9.95%, 11/10/38 (l)	100	140
10.20%, 02/06/39 (l)	100	142
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14 (e)	200	216
5.05%, 10/15/16	100	108
6.45%, 09/01/37	300	339
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12 (e)	600	617
7.20%, 01/15/14	400	454
6.88%, 11/15/19	400	473
5.38%, 01/15/20 (e)	400	429
8.20%, 01/15/39	400	544
6.38%, 01/15/40	300	336
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	389
Bottling Group LLC, 6.95%, 03/15/14 (e)	200	230
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	80
Coca-Cola Co.
0.75%, 11/15/13	600	591
3.15%, 11/15/20	300	279
ConAgra Foods Inc., 7.00%, 04/15/19 (e)	300	340
CVS Caremark Corp.
6.13%, 08/15/16	250	282
5.75%, 06/01/17	500	551
Diageo Investment Corp., 8.00%, 09/15/22	100	123
General Mills Inc.
5.65%, 09/10/12	200	213
5.20%, 03/17/15	500	549
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	113
Kellogg Co.
5.13%, 12/03/12	200	213

	Shares/Par (p)	Value
4.00%, 12/15/20	400	392
Kraft Foods Inc.
6.25%, 06/01/12	183	194
5.25%, 10/01/13	400	434
4.13%, 02/09/16	100	104
6.13%, 02/01/18	300	335
5.38%, 02/10/20	100	106
6.50%, 11/01/31 (e)	100	110
7.00%, 08/11/37	300	337
6.88%, 02/01/38	150	166
6.88%, 01/26/39	100	111
6.50%, 02/09/40	100	107
Kroger Co.
5.50%, 02/01/13	100	107
6.40%, 08/15/17	200	230
6.15%, 01/15/20 (e)	500	564
7.50%, 04/01/31	150	179
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	582
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	93
PepsiCo Inc.
5.15%, 05/15/12	300	314
4.65%, 02/15/13	800	853
7.90%, 11/01/18	55	70
3.13%, 11/01/20	300	277
5.50%, 01/15/40	300	309
Philip Morris International Inc.
6.88%, 03/17/14	500	574
5.65%, 05/16/18	250	278
Procter & Gamble Co.
4.95%, 08/15/14	150	166
4.70%, 02/15/19	500	542
5.55%, 03/05/37	100	107
Reynolds American Inc., 7.63%, 06/01/16	250	297
Safeway Inc.
5.80%, 08/15/12	100	106
6.35%, 08/15/17 (e)	500	559
Unilever Capital Corp.
2.75%, 02/10/16	400	402
5.90%, 11/15/32	300	333
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	107
3.20%, 05/15/14	500	524
2.25%, 07/08/15 (e)	300	300
5.80%, 02/15/18	350	399
4.13%, 02/01/19 (e)	300	308
3.63%, 07/08/20	300	290
7.55%, 02/15/30	300	382
6.20%, 04/15/38	300	329
4.88%, 07/08/40	300	274
Walgreen Co., 4.88%, 08/01/13	700	758

		22,132
ENERGY - 1.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	117
Ameren Energy Generating Co., 7.00%,
04/15/18 (e)	205	208
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	109
8.70%, 03/15/19 (e)	500	612
6.45%, 09/15/36	150	150
Apache Corp.
5.25%, 04/15/13	250	270
3.63%, 02/01/21	400	379
BP Capital Markets Plc
5.25%, 11/07/13	400	433
3.13%, 10/01/15	500	503
4.50%, 10/01/20	500	496

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Burlington Resources Finance Co., 7.20%, 08/15/31	100	121
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	155
6.25%, 03/15/38	300	323
Cenovus Energy Inc., 4.50%, 09/15/14	800	859
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (r)	43	42
6.63%, 11/01/37	200	217
Conoco Funding Co., 7.25%, 10/15/31	75	92
ConocoPhillips
6.65%, 07/15/18	75	88
5.75%, 02/01/19	300	340
6.00%, 01/15/20 (e)	300	345
6.50%, 02/01/39	300	342
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	239
Devon Energy Corp., 7.95%, 04/15/32	100	130
Devon Financing Corp. ULC, 7.88%, 09/30/31 (e)	100	128
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	238
Encana Corp., 6.50%, 08/15/34	100	107
Energy Transfer Partners LP
5.95%, 02/01/15	250	274
7.50%, 07/01/38	200	231
Enterprise Products Operating LLC
4.60%, 08/01/12	425	442
5.60%, 10/15/14	25	28
3.70%, 06/01/15	100	103
3.20%, 02/01/16	300	298
5.25%, 01/31/20	300	311
6.88%, 03/01/33	25	27
6.45%, 09/01/40 (e)	100	104
5.95%, 02/01/41 (e)	300	292
EOG Resources Inc., 4.40%, 06/01/20	200	201
Halliburton Co., 7.45%, 09/15/39	250	316
Hess Corp.
7.30%, 08/15/31	35	41
5.60%, 02/15/41	400	382
Husky Energy Inc., 7.25%, 12/15/19 (e)	500	592
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	239
5.00%, 12/15/13	75	81
6.00%, 02/01/17	150	167
6.85%, 02/15/20	500	573
6.50%, 09/01/39	200	205
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	293
Marathon Oil Corp., 5.90%, 03/15/18	228	256
Marathon Petroleum Corp.
5.13%, 03/01/21 (e) (r)	475	479
6.50%, 03/01/41 (e) (r)	300	303
Nabors Industries Inc., 6.15%, 02/15/18	300	328
Nexen Inc.
5.88%, 03/10/35	50	47
6.40%, 05/15/37	100	100
Noble Energy Inc., 8.25%, 03/01/19	300	377
Noble Holding International Ltd.
3.45%, 08/01/15	200	204
6.20%, 08/01/40	200	204
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	500	495
ONEOK Partners LP, 6.65%, 10/01/36	150	159
PC Financial Partnership, 5.00%, 11/15/14	500	539
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	529
6.63%, 06/15/35 (e)	150	150
Petro-Canada, 7.00%, 11/15/28	75	83

	Shares/Par (p)	Value
Petrobras International Finance Co.
3.88%, 01/27/16	500	503
6.13%, 10/06/16	100	111
5.88%, 03/01/18	150	159
7.88%, 03/15/19	500	587
6.88%, 01/20/40 (e)	400	419
Petroleos Mexicanos, 5.50%, 01/21/21	500	508
Plains All American Pipeline LP
3.95%, 09/15/15 (e)	300	309
6.50%, 05/01/18	100	112
6.70%, 05/15/36	100	108
Rowan Cos. Inc., 7.88%, 08/01/19	300	356
Shell International Finance BV
4.00%, 03/21/14 (e)	500	534
5.20%, 03/22/17	250	278
4.38%, 03/25/20	300	310
6.38%, 12/15/38	200	226
5.50%, 03/25/40	300	304
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	278
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	304
StatoilHydro ASA, 5.25%, 04/15/19	500	546
Suncor Energy Inc.
5.95%, 12/01/34	100	100
6.50%, 06/15/38	300	324
Total Capital SA
3.00%, 06/24/15 (e)	400	408
2.30%, 03/15/16	500	487
TransCanada Pipelines Ltd.
6.50%, 08/15/18	700	816
3.80%, 10/01/20	400	385
6.20%, 10/15/37	100	106
Transocean Inc.
4.95%, 11/15/15	500	528
6.80%, 03/15/38	150	158
Valero Energy Corp.
6.88%, 04/15/12	500	529
7.50%, 04/15/32	100	110
Weatherford International Inc., 6.35%, 06/15/17	250	276
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20	400	397
Williams Cos. Inc., 8.75%, 03/15/32	186	241
Williams Partners LP
3.80%, 02/15/15	100	104
5.25%, 03/15/20 (e)	100	104
6.30%, 04/15/40	200	208

		27,729
FINANCIALS - 10.0%
Aegon NV, 4.75%, 06/01/13	150	158
AFLAC Inc., 8.50%, 05/15/19	500	604
African Development Bank, 3.00%, 05/27/14	500	521
Allstate Corp.
6.75%, 05/15/18	300	345
7.45%, 05/16/19	300	356
5.35%, 06/01/33	75	72
5.55%, 05/09/35	100	98
Ally Financial Inc., 2.20%, 12/19/12	500	512
American Express Bank FSB, 5.55%, 10/17/12	1,000	1,060
American Express Centurion Bank, 5.55%, 10/17/12	300	318
American Express Co.
4.88%, 07/15/13	250	267
6.15%, 08/28/17	250	280
8.15%, 03/19/38	100	134
American Express Credit Corp., 2.75%, 09/15/15	500	491
American International Group Inc.
4.25%, 05/15/13	500	517

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
5.85%, 01/16/18	200	208
6.40%, 12/15/20 (e)	500	534
6.25%, 03/15/37 (i)	400	366
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	263
Asian Development Bank
3.63%, 09/05/13	500	529
4.25%, 10/20/14	250	271
2.50%, 03/15/16	500	502
5.59%, 07/16/18	400	454
6.38%, 10/01/28	210	240
Assurant Inc., 6.75%, 02/15/34	100	98
AXA SA, 8.60%, 12/15/30	100	118
Bank of America Corp.
2.10%, 04/30/12	400	407
3.13%, 06/15/12	1,650	1,701
4.88%, 09/15/12	150	157
4.88%, 01/15/13	200	210
4.90%, 05/01/13	200	211
4.75%, 08/15/13	200	210
7.38%, 05/15/14	200	226
4.50%, 04/01/15 (e)	500	519
3.70%, 09/01/15 (e)	600	601
3.63%, 03/17/16	500	493
6.50%, 08/01/16	300	332
5.75%, 12/01/17	675	711
5.65%, 05/01/18	500	523
5.49%, 03/15/19 (e)	200	201
Bank of America NA, 6.00%, 10/15/36	250	243
Bank of New York Mellon Corp.
4.95%, 11/01/12 (a)	500	531
2.50%, 01/15/16 (a)	500	497
Bank of Nova Scotia
2.38%, 12/17/13	172	175
2.05%, 10/07/15 (e)	500	488
Bank One Corp., 7.63%, 10/15/26	500	592
Barclays Bank Plc
5.45%, 09/12/12	500	530
5.20%, 07/10/14	1,000	1,081
3.90%, 04/07/15 (e)	500	517
BB&T Capital Trust I, 5.85%, 08/18/35	100	95
BB&T Capital Trust II, 6.75%, 06/07/36	150	150
BB&T Corp., 5.20%, 12/23/15	300	322
Bear Stearns Cos. Inc.
5.70%, 11/15/14	200	220
6.40%, 10/02/17	500	562
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	107
4.63%, 10/15/13	250	270
4.85%, 01/15/15	100	109
5.40%, 05/15/18	500	551
4.25%, 01/15/21 (e)	300	300
Berkshire Hathaway Inc., 5.13%, 09/15/12	500	529
BlackRock Inc., 3.50%, 12/10/14	200	209
BNP Paribas, 2.13%, 12/21/12	500	507
BNP Paribas SA, 5.00%, 01/15/21 (e)	400	404
Boeing Capital Corp.
5.80%, 01/15/13	125	135
3.25%, 10/27/14	300	313
Boston Properties LP, 5.63%, 11/15/20	200	214
Camden Property Trust, 5.00%, 06/15/15	100	107
Capital One Bank USA NA, 6.50%, 06/13/13	250	272
Capital One Capital III, 7.69%, 08/15/36 (i)	100	103
Capital One Capital V, 10.25%, 08/15/39	400	434
Capital One Financial Corp., 6.15%, 09/01/16	250	274
Caterpillar Financial Services Corp.
1.55%, 12/20/13 (e)	450	451
4.75%, 02/17/15	100	109
2.75%, 06/24/15	200	204

	Shares/Par (p)	Value
Caterpillar Inc., 7.30%, 05/01/31	92	117
Chubb Corp., 5.20%, 04/01/13	100	107
Cincinnati Financial Corp., 6.13%, 11/01/34	100	97
Citigroup Funding Inc.
1.88%, 10/22/12	1,000	1,019
1.88%, 11/15/12	1,000	1,019
Citigroup Inc.
2.13%, 04/30/12	1,000	1,019
5.50%, 04/11/13	500	535
6.50%, 08/19/13	500	547
5.00%, 09/15/14	400	418
6.01%, 01/15/15	500	546
4.75%, 05/19/15	500	524
5.85%, 08/02/16	250	271
5.50%, 02/15/17 (e)	350	364
6.00%, 08/15/17	250	272
6.13%, 11/21/17 (e)	700	763
6.13%, 05/15/18	400	436
8.50%, 05/22/19	350	432
6.00%, 10/31/33	50	48
5.88%, 05/29/37 (e)	500	488
8.13%, 07/15/39	600	752
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	410
CommonWealth REIT, 6.25%, 08/15/16	500	537
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	300	339
Corp. Andina de Fomento, 3.75%, 01/15/16	200	198
Credit Suisse AG, 5.40%, 01/14/20	300	303
Credit Suisse New York
5.50%, 05/01/14	1,200	1,315
3.50%, 03/23/15	500	511
Credit Suisse USA Inc.
5.50%, 08/15/13	450	487
5.13%, 08/15/15 (e)	200	217
7.13%, 07/15/32	100	117
Deutsche Bank AG London
4.88%, 05/20/13	450	478
3.45%, 03/30/15 (e)	500	511
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (r)	250	266
Discover Bank, 7.00%, 04/15/20	300	330
Duke Realty LP, 7.38%, 02/15/15	150	170
Eksportfinans ASA, 3.00%, 11/17/14	500	515
ERP Operating LP
5.25%, 09/15/14	250	272
5.75%, 06/15/17	150	165
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	514
2.50%, 03/15/16	500	497
European Investment Bank
1.75%, 09/14/12	600	609
1.88%, 06/17/13 (e)	500	508
1.25%, 09/17/13 (e)	500	501
1.25%, 02/14/14	500	497
4.63%, 05/15/14	150	164
3.13%, 06/04/14	500	523
2.75%, 03/23/15 (e)	400	412
1.63%, 09/01/15	600	586
4.88%, 02/16/16	250	277
2.25%, 03/15/16 (e)	500	495
2.50%, 05/16/16 (r)	500	499
5.13%, 09/13/16	500	561
5.13%, 05/30/17	500	561
2.88%, 09/15/20 (e)	600	559
4.00%, 02/16/21 (e)	500	506
Export-Import Bank of Korea
8.13%, 01/21/14	500	573

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
5.13%, 03/16/15	200	214
Fidelity National Financial Inc., 6.60%, 05/15/17	400	414
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	325
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	195
Franklin Resources Inc., 3.13%, 05/20/15	300	307
General Electric Capital Corp.
2.20%, 06/08/12	1,000	1,021
6.00%, 06/15/12	200	212
2.00%, 09/28/12	500	510
5.25%, 10/19/12	400	424
2.63%, 12/28/12	1,000	1,032
2.80%, 01/08/13 (e)	200	205
5.45%, 01/15/13 (e)	1,000	1,069
1.88%, 09/16/13	500	500
2.10%, 01/07/14	400	400
3.50%, 06/29/15 (e)	500	511
5.00%, 01/08/16 (e)	300	323
5.63%, 09/15/17 (e)	200	217
5.63%, 05/01/18	700	757
5.50%, 01/08/20	200	212
4.63%, 01/07/21	400	394
6.75%, 03/15/32 (e)	850	934
5.88%, 01/14/38	400	395
6.88%, 01/10/39	800	893
Genworth Financial Inc., 7.70%, 06/15/20	350	359
Goldman Sachs Group Inc.
3.25%, 06/15/12 (e)	400	413
5.45%, 11/01/12	600	638
5.25%, 04/01/13	600	640
4.75%, 07/15/13	275	291
6.00%, 05/01/14	500	549
5.13%, 01/15/15	200	214
3.70%, 08/01/15 (e)	500	504
3.63%, 02/07/16	200	198
5.75%, 10/01/16	250	272
6.25%, 09/01/17	200	219
5.95%, 01/18/18	300	322
6.15%, 04/01/18	375	407
7.50%, 02/15/19	100	116
5.38%, 03/15/20	400	406
5.95%, 01/15/27	250	251
6.13%, 02/15/33 (e)	850	866
6.75%, 10/01/37	200	202
6.25%, 02/01/41	600	598
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	518
6.10%, 10/01/41	75	71
HCP Inc.
2.70%, 02/01/14	700	702
6.00%, 01/30/17 (e)	150	162
5.38%, 02/01/21 (e)	300	303
Health Care REIT Inc., 6.13%, 04/15/20	400	423
Hospitality Properties Trust, 5.63%, 03/15/17	500	519
HSBC Bank USA
4.88%, 08/24/20	300	294
7.00%, 01/15/39 (e)	340	381
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (e) (i)	250	239
HSBC Finance Corp., 4.75%, 07/15/13 (e)	600	640
HSBC Holdings Plc
5.25%, 12/12/12	500	529
7.63%, 05/17/32	150	165
6.50%, 05/02/36	150	154
HSBC USA Inc., 5.00%, 09/27/20 (e)	500	491
ICICI Bank Ltd., 6.63%, 10/03/12 (r)	200	212
Inter-American Development Bank
4.38%, 09/20/12	500	527

	Shares/Par (p)	Value
1.75%, 10/22/12	490	498
1.63%, 07/15/13	400	405
4.50%, 09/15/14	500	547
5.13%, 09/13/16	250	282
3.88%, 02/14/20	200	207
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,000	1,016
0.80%, 07/13/12	500	501
1.75%, 07/15/13	350	356
1.13%, 08/25/14	500	492
2.38%, 05/26/15	200	204
2.13%, 03/15/16	500	498
7.63%, 01/19/23	300	402
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	300	319
International Finance Corp., 2.13%, 11/17/17	500	484
International Lease Finance Corp., 3.00%, 04/22/14	500	522
Japan Bank of International Cooperation, 2.13%, 11/05/12	500	509
Jefferies Group Inc.
6.45%, 06/08/27	100	100
6.25%, 01/15/36 (e)	500	462
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	420
John Deere Capital Corp.
1.88%, 06/17/13	200	203
5.75%, 09/10/18	500	564
JPMorgan Chase & Co.
2.20%, 06/15/12	500	511
5.38%, 10/01/12	1,500	1,593
2.13%, 12/26/12 (e)	500	512
5.75%, 01/02/13	300	321
2.05%, 01/24/14	300	299
4.75%, 03/01/15	250	267
5.15%, 10/01/15	250	268
3.45%, 03/01/16	300	299
5.55%, 01/22/17	500	531
6.00%, 01/15/18	400	439
4.40%, 07/22/20 (e)	600	580
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	273
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	102
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	603
KeyBank NA, 5.80%, 07/01/14	100	109
KeyCorp
3.75%, 08/13/15	500	505
5.10%, 03/24/21	500	497
Korea Development Bank, 5.30%, 01/17/13	800	844
Kreditanstalt fuer Wiederaufbau
2.25%, 04/16/12	600	611
1.25%, 06/15/12	500	504
1.88%, 01/14/13	200	204
3.25%, 03/15/13	250	261
3.50%, 05/16/13	400	421
1.38%, 07/15/13	500	504
1.38%, 01/13/14	500	500
4.13%, 10/15/14	650	706
2.75%, 10/21/14	500	517
2.63%, 03/03/15 (e)	500	513
2.63%, 02/16/16	500	504
5.13%, 03/14/16	500	560
4.88%, 01/17/17 (e)	500	554
4.88%, 06/17/19	500	553
4.00%, 01/27/20 (e)	600	620
2.75%, 09/08/20	500	462
0.00%,06/29/37 (j)	500	134

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	500	504
3.25%, 03/15/13 (e)	500	522
2.50%, 02/15/16 (e)	1,000	998
Lincoln National Corp., 8.75%, 07/01/19	500	633
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	521
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	109
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	500	531
5.00%, 01/15/15	550	582
6.05%, 05/16/16	250	264
5.70%, 05/02/17	500	519
6.88%, 04/25/18	650	722
6.75%, 06/01/28	800	852
7.75%, 05/14/38 (e)	400	459
MetLife Inc.
5.00%, 11/24/13	100	108
6.75%, 06/01/16	500	578
7.72%, 02/15/19	500	608
5.70%, 06/15/35	100	100
6.40%, 12/15/36 (i)	100	96
Morgan Stanley
6.60%, 04/01/12	300	317
1.95%, 06/20/12	400	407
5.75%, 08/31/12	500	530
5.25%, 11/02/12	500	529
4.75%, 04/01/14	450	469
6.00%, 04/28/15	500	545
5.38%, 10/15/15	500	531
5.75%, 10/18/16	250	268
5.45%, 01/09/17	350	369
6.63%, 04/01/18	500	550
7.30%, 05/13/19	300	337
5.63%, 09/23/19	300	306
5.50%, 01/26/20	500	502
5.75%, 01/25/21	400	404
7.25%, 04/01/32	25	29
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	250	250
National City Bank, 4.63%, 05/01/13	100	106
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	273
8.00%, 03/01/32	150	194
NB Capital Trust II, 7.83%, 12/15/26	100	102
Nomura Holdings Inc, 6.70%, 03/04/20	400	426
Nordic Investment Bank, 3.63%, 06/17/13	600	634
Northern Trust Corp., 3.45%, 11/04/20	300	285
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	650	688
1.75%, 03/11/13 (e)	300	304
PNC Funding Corp.
5.25%, 11/15/15	250	269
6.70%, 06/10/19	500	582
Principal Life Income Funding Trusts, 5.10%,
04/15/14	150	161
ProLogis, 6.25%, 03/15/17	400	433
Prudential Financial Inc.
4.75%, 09/17/15	500	532
5.38%, 06/21/20	200	208
5.75%, 07/15/33 (e)	400	389
5.70%, 12/14/36	250	245
6.63%, 06/21/40 (e)	200	220
Realty Income Corp., 6.75%, 08/15/19	150	171
Royal Bank of Canada, 2.10%, 07/29/13 (e)	200	204
Royal Bank of Scotland Group Plc
5.00%, 10/01/14	100	100
6.40%, 10/21/19 (e)	200	206

	Shares/Par (p)	Value
Royal Bank of Scotland Plc
3.25%, 01/11/14	300	304
4.88%, 03/16/15	300	312
3.95%, 09/21/15	500	500
6.13%, 01/11/21 (e)	300	308
Simon Property Group LP
5.75%, 12/01/15	400	445
5.25%, 12/01/16	250	272
6.75%, 02/01/40 (e)	100	114
SLM Corp.
5.00%, 10/01/13	520	538
5.05%, 11/14/14	250	252
8.00%, 03/25/20 (e)	100	109
SunTrust Banks Inc., 3.60%, 04/15/16	500	497
SunTrust Capital VIII, 6.10%, 12/01/66 (i)	99	97
Teco Finance Inc., 5.15%, 03/15/20	200	207
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	508
4.25%, 01/11/21 (e)	400	398
Transatlantic Holdings Inc., 5.75%, 12/14/15 (e)	200	211
Travelers Cos. Inc., 6.25%, 06/15/37	150	161
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	432
UBS AG Stamford
3.88%, 01/15/15 (e)	500	512
5.88%, 07/15/16	250	268
5.88%, 12/20/17	250	273
4.88%, 08/04/20	500	504
Union Bank NA, 5.95%, 05/11/16	500	530
US Bancorp
1.38%, 09/13/13	580	579
2.45%, 07/27/15	800	791
US Bank, 4.80%, 04/15/15	500	536
Validus Holding Ltd., 8.88%, 01/26/40	500	525
Wachovia Bank NA
4.88%, 02/01/15	200	213
6.00%, 11/15/17	250	278
5.85%, 02/01/37	250	255
6.60%, 01/15/38 (e)	300	337
Wachovia Corp.
5.50%, 05/01/13	500	539
5.25%, 08/01/14	250	267
5.63%, 10/15/16	500	540
Wells Fargo & Co.
2.13%, 06/15/12 (e)	300	306
4.95%, 10/16/13 (e)	700	748
5.00%, 11/15/14	200	214
3.63%, 04/15/15 (e)	400	412
3.68%, 06/15/16 (e)	600	604
5.63%, 12/11/17 (e)	300	328
4.60%, 04/01/21	500	494
Wells Fargo Bank NA, 4.75%, 02/09/15	250	266
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	265
Westpac Banking Corp.
2.25%, 11/19/12	300	305
4.20%, 02/27/15	500	523

		142,969
HEALTH CARE - 1.2%
Abbott Laboratories
5.15%, 11/30/12	500	536
5.88%, 05/15/16	250	286
6.00%, 04/01/39	550	596
Aetna Inc., 6.63%, 06/15/36	150	166
Amgen Inc.
5.85%, 06/01/17	200	228
6.38%, 06/01/37	400	443

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
AstraZeneca Plc
5.90%, 09/15/17	250	285
6.45%, 09/15/37	250	283
Baxter International Inc.
4.00%, 03/01/14	300	318
4.63%, 03/15/15	75	82
4.25%, 03/15/20	200	203
Becton Dickinson and Co., 3.25%, 11/12/20	300	280
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	167
5.88%, 11/15/36	67	73
Celgene Corp., 3.95%, 10/15/20	300	283
Covidien International Finance SA, 6.00%, 10/15/17	300	342
Eli Lilly & Co.
5.20%, 03/15/17	500	553
5.55%, 03/15/37	100	103
Express Scripts Inc., 5.25%, 06/15/12	200	210
Genentech Inc.
4.75%, 07/15/15	50	54
5.25%, 07/15/35	250	246
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	375	403
4.38%, 04/15/14	150	162
5.65%, 05/15/18	250	281
5.38%, 04/15/34 (e)	150	151
Hospira Inc., 6.05%, 03/30/17	500	554
Humana Inc., 7.20%, 06/15/18 (l)	500	568
Johnson & Johnson
3.80%, 05/15/13	500	529
5.95%, 08/15/37 (e)	250	283
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	583
Medtronic Inc., 4.45%, 03/15/20 (e)	400	410
Merck & Co. Inc.
4.75%, 03/01/15	250	273
6.00%, 09/15/17	250	288
6.50%, 12/01/33 (e) (l)	350	412
6.55%, 09/15/37	300	355
Novartis Capital Corp., 4.13%, 02/10/14	800	855
Pfizer Inc.
5.35%, 03/15/15 (e)	100	112
6.20%, 03/15/19	500	576
Pharmacia Corp., 6.60%, 12/01/28	50	59
Sanofi-Aventis SA, 2.63%, 03/29/16	500	496
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	164
Thermo Fisher Scientific Inc.
2.05%, 02/21/14 (e)	400	404
5.00%, 06/01/15	200	218
3.20%, 03/01/16	300	305
UnitedHealth Group Inc.
5.38%, 03/15/16	250	275
6.00%, 02/15/18	150	167
4.70%, 02/15/21 (e)	400	404
5.80%, 03/15/36	150	149
5.95%, 02/15/41	450	453
WellPoint Inc.
5.25%, 01/15/16 (e)	300	330
4.35%, 08/15/20	200	200
5.85%, 01/15/36	100	101
5.80%, 08/15/40	200	197
Wyeth
5.50%, 03/15/13 (l)	100	108
5.50%, 02/15/16	500	559
6.45%, 02/01/24	100	117

	Shares/Par (p)	Value
5.95%, 04/01/37	250	267

		17,505
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	163
Boeing Co., 4.88%, 02/15/20	500	534
Browning-Ferris Industries Inc., 7.40%, 09/15/35	95	112
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150	159
4.70%, 10/01/19	300	313
6.15%, 05/01/37	100	106
5.75%, 05/01/40	400	405
Canadian National Railway Co., 5.55%, 03/01/19	400	446
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	642
6.05%, 08/15/36	150	169
CSX Corp.
7.38%, 02/01/19	300	363
6.00%, 10/01/36	200	207
Dover Corp., 5.38%, 03/01/41	500	502
Emerson Electric Co.
4.50%, 05/01/13	414	441
5.00%, 12/15/14	100	111
GE Capital Trust I, 6.38%, 11/15/67 (i)	500	512
General Dynamics Corp., 4.25%, 05/15/13	250	266
General Electric Co., 5.00%, 02/01/13	800	852
Honeywell International Inc.
5.00%, 02/15/19 (e)	500	544
5.38%, 03/01/41	300	303
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	232
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	392
L-3 Communications Corp., 4.95%, 02/15/21	500	503
Lockheed Martin Corp.
6.15%, 09/01/36	175	190
5.72%, 06/01/40 (e) (r)	200	204
Norfolk Southern Corp.
5.90%, 06/15/19 (e)	300	340
7.25%, 02/15/31	75	92
7.05%, 05/01/37	100	121
Northrop Grumman Corp., 5.05%, 08/01/19 (e)	210	223
PACCAR Inc., 6.88%, 02/15/14	200	228
Parker Hannifin Corp., 3.50%, 09/15/22	300	278
Pitney Bowes Inc., 5.75%, 09/15/17	500	537
Raytheon Co., 3.13%, 10/15/20	500	458
Republic Services Inc.
5.00%, 03/01/20	300	311
6.20%, 03/01/40	430	454
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	207
5.50%, 05/15/15	50	52
Ryder System Inc., 3.15%, 03/02/15	500	502
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	300	320
Tyco International Finance SA, 4.63%, 01/15/23	200	200
Tyco International Group SA, 6.00%, 11/15/13	500	554
Union Pacific Corp.
7.00%, 02/01/16	500	587
5.70%, 08/15/18	250	280
6.63%, 02/01/29	25	29
5.78%, 07/15/40	300	309
United Parcel Service Inc.
3.13%, 01/15/21	500	463
6.20%, 01/15/38	350	391

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
United Technologies Corp.
4.88%, 05/01/15	300	330
6.13%, 02/01/19	250	292
6.70%, 08/01/28	50	60
5.70%, 04/15/40	500	536
Waste Management Inc.
6.38%, 11/15/12 (e)	500	542
6.10%, 03/15/18	200	223

		17,590
INFORMATION TECHNOLOGY - 0.8%
Adobe Systems Inc., 4.75%, 02/01/20 (e)	300	304
Agilent Technologies Inc., 5.00%, 07/15/20 (e)	200	204
Amphenol Corp., 4.75%, 11/15/14	600	644
Cisco Systems Inc.
1.63%, 03/14/14	500	499
2.90%, 11/17/14	500	519
5.50%, 02/22/16	250	281
5.90%, 02/15/39	250	259
Dell Inc.
4.70%, 04/15/13	200	213
5.40%, 09/10/40 (e)	200	186
EnCana Corp., 6.50%, 02/01/38	300	321
Fiserv Inc., 6.13%, 11/20/12	500	537
Harris Corp., 4.40%, 12/15/20	500	498
Hewlett-Packard Co.
6.50%, 07/01/12	250	267
4.50%, 03/01/13 (e)	300	320
6.13%, 03/01/14	400	448
2.13%, 09/13/15	300	294
3.75%, 12/01/20	300	288
International Business Machines Corp.
1.00%, 08/05/13	500	497
5.70%, 09/14/17	300	340
6.50%, 01/15/28	200	237
5.60%, 11/30/39	330	345
Juniper Networks Inc., 3.10%, 03/15/16	500	499
Microsoft Corp.
1.63%, 09/25/15	200	194
3.00%, 10/01/20	300	278
5.30%, 02/08/41	300	304
Oracle Corp.
5.75%, 04/15/18	350	392
3.88%, 07/15/20 (e) (r)	300	295
6.13%, 07/08/39 (e)	300	320
5.38%, 07/15/40 (r)	500	487
Western Union Co., 5.25%, 04/01/20	500	520
Xerox Corp., 6.35%, 05/15/18 (e)	500	565

		11,355
MATERIALS - 1.1%
Agrium Inc., 7.13%, 05/23/36	300	347
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	408
Alcoa Inc.
5.38%, 01/15/13	50	53
5.55%, 02/01/17 (e)	200	211
6.75%, 07/15/18	300	332
ArcelorMittal
9.85%, 06/01/19 (e)	500	634
7.00%, 10/15/39 (l)	200	201
Barrick Gold Corp.
6.95%, 04/01/19 (e)	350	419
5.95%, 10/15/39 (e)	300	309
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	100	107
5.50%, 04/01/14	100	111
5.25%, 12/15/15	90	100
5.40%, 03/29/17	200	223

	Shares/Par (p)	Value
CRH America Inc., 6.00%, 09/30/16	250	269
Dow Chemical Co.
6.00%, 10/01/12	50	53
7.60%, 05/15/14 (l)	250	289
2.50%, 02/15/16	500	481
8.55%, 05/15/19 (l)	197	249
7.38%, 11/01/29	500	598
Eastman Chemical Co., 3.00%, 12/15/15	500	496
EI du Pont de Nemours & Co.
4.75%, 11/15/12	100	106
1.75%, 03/25/14	300	299
2.75%, 04/01/16	300	298
4.25%, 04/01/21	300	297
5.60%, 12/15/36 (e)	400	420
4.90%, 01/15/41 (e)	300	280
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17	700	772
International Paper Co.
7.95%, 06/15/18 (e)	150	180
8.70%, 06/15/38	300	385
Lafarge SA, 6.50%, 07/15/16	250	265
Newmont Mining Corp.
5.88%, 04/01/35	50	51
6.25%, 10/01/39 (e)	400	424
Nucor Corp., 5.00%, 06/01/13	500	538
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	385
Potash Corp. of Saskatchewan Inc.
4.88%, 03/01/13	250	267
5.25%, 05/15/14	500	545
PPG Industries Inc., 3.60%, 11/15/20 (e)	400	377
Praxair Inc.
3.95%, 06/01/13	100	106
5.38%, 11/01/16	500	558
Rio Tinto Alcan Inc.
4.88%, 09/15/12	50	53
6.13%, 12/15/33 (e)	425	448
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	500	481
3.50%, 11/02/20	400	373
RPM International Inc., 6.13%, 10/15/19	200	210
Southern Copper Corp., 7.50%, 07/27/35	150	162
Teck Resources Ltd., 10.75%, 05/15/19	500	638
Vale Overseas Ltd.
6.25%, 01/11/16	100	111
6.25%, 01/23/17	150	167
8.25%, 01/17/34	500	609
6.88%, 11/21/36	100	106

		15,801
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
3.63%, 03/30/15	200	206
5.00%, 03/30/20	200	206
6.38%, 03/01/35 (e)	200	216
6.13%, 03/30/40	300	314
AT&T Corp., 8.00%, 11/15/31 (l)	17	21
AT&T Inc.
4.95%, 01/15/13	750	799
5.10%, 09/15/14	550	601
2.50%, 08/15/15	500	496
5.80%, 02/15/19 (e)	500	555
6.15%, 09/15/34	350	349
6.30%, 01/15/38	300	302
6.55%, 02/15/39	250	261
5.35%, 09/01/40 (r)	705	632
AT&T Wireless Services Inc, 8.13%, 05/01/12	200	215
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	121

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
BellSouth Corp., 5.20%, 09/15/14	100	109
British Telecommunications Plc, 9.88%, 12/15/30 (l)	150	207
CenturyTel Inc., 6.00%, 04/01/17	250	267
Deutsche Telekom International Finance BV
5.25%, 07/22/13	200	216
5.75%, 03/23/16 (e)	250	280
8.75%, 06/15/30 (l)	300	393
Embarq Corp., 8.00%, 06/01/36	100	113
France Telecom SA, 8.50%, 03/01/31 (l)	250	336
GTE Corp.
6.84%, 04/15/18	250	289
6.94%, 04/15/28	50	55
Qwest Corp.
8.38%, 05/01/16	500	595
6.50%, 06/01/17 (e)	250	276
7.25%, 09/15/25	110	117
Rogers Communications Inc., 6.80%, 08/15/18	500	585
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	115
Telecom Italia Capital SA
5.25%, 11/15/13	500	528
6.18%, 06/18/14 (e)	300	322
4.95%, 09/30/14	100	104
5.25%, 10/01/15	200	207
6.38%, 11/15/33	50	47
6.00%, 09/30/34	100	91
Telefonica Emisiones SAU
3.73%, 04/27/15	100	101
3.99%, 02/16/16 (e)	400	402
5.88%, 07/15/19 (e)	500	526
5.13%, 04/27/20	100	100
Telefonica Europe BV, 8.25%, 09/15/30 (e)	200	242
Verizon Communications Inc.
5.25%, 04/15/13	200	216
5.55%, 02/15/16	200	222
8.75%, 11/01/18	350	448
6.35%, 04/01/19 (e)	500	569
5.85%, 09/15/35	350	348
6.90%, 04/15/38	300	333
6.00%, 04/01/41	400	398
Verizon Florida LLC, 6.86%, 02/01/28	200	212
Verizon Global Funding Corp., 7.75%, 12/01/30	200	241
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	856
8.50%, 11/15/18 (e)	150	193
Vodafone Group Plc
5.00%, 12/16/13	150	163
5.38%, 01/30/15	100	110
5.63%, 02/27/17	600	663
7.88%, 02/15/30	200	253

		17,142
UTILITIES - 1.6%
Alabama Power Co., 6.00%, 03/01/39	250	271
Ameren Energy Generating Co., 6.30%,
04/01/20 (e)	150	147
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	468
Consolidated Edison Co. of New York Inc.
4.88%, 02/01/13 (e)	300	318
4.45%, 06/15/20	200	205
5.30%, 03/01/35	250	244
5.85%, 03/15/36	300	315
5.70%, 06/15/40 (e)	100	104
Constellation Energy Group Inc., 7.60%, 04/01/32	150	170

	Shares/Par (p)	Value
Consumers Energy Co.
5.50%, 08/15/16	25	28
6.70%, 09/15/19	400	470
Detroit Edison Co., 5.60%, 06/15/18	250	272
Dominion Resources Inc.
1.80%, 03/15/14	400	399
8.88%, 01/15/19	350	447
4.45%, 03/15/21	400	397
7.00%, 06/15/38	200	234
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	161
5.30%, 10/01/15	200	223
7.00%, 11/15/18	100	120
5.30%, 02/15/40	300	295
Duke Energy Corp., 6.30%, 02/01/14	700	780
Enersis SA, 7.40%, 12/01/16	150	173
Entergy Arkansas Inc., 3.75%, 02/15/21	400	372
Entergy Corp., 3.63%, 09/15/15 (l)	300	297
Exelon Corp., 4.90%, 06/15/15	200	210
Exelon Generation Co. LLC
5.35%, 01/15/14	150	161
6.20%, 10/01/17	200	222
5.20%, 10/01/19	500	507
First Energy Solutions Corp., 6.80%, 08/15/39	200	198
FirstEnergy Corp., 7.38%, 11/15/31	425	460
Florida Power & Light Co.
5.63%, 04/01/34	100	103
4.95%, 06/01/35	300	283
5.95%, 02/01/38	250	269
Florida Power Corp.
5.65%, 06/15/18	350	391
4.55%, 04/01/20 (e)	300	309
6.40%, 06/15/38	300	337
FPL Group Capital Inc., 6.00%, 03/01/19	100	110
Georgia Power Co.
1.30%, 09/15/13	500	500
4.25%, 12/01/19	300	307
Iberdrola USA Inc, 6.75%, 07/15/36 (e)	150	157
Indiana Michigan Power Co., 7.00%, 03/15/19	250	293
Kentucky Utilities Co., 5.13%, 11/01/40 (e) (r)	300	287
LG&E and KU Energy LLC, 3.75%, 11/15/20 (r)	300	277
MidAmerican Energy Co.
5.65%, 07/15/12	100	106
6.75%, 12/30/31	50	58
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	107
6.13%, 04/01/36	350	371
National Grid Plc, 6.30%, 08/01/16 (e)	150	170
Nevada Power Co., 7.13%, 03/15/19	250	294
NiSource Finance Corp.
5.40%, 07/15/14	75	82
6.80%, 01/15/19	300	343
Northern States Power Co.
8.00%, 08/28/12	100	109
5.25%, 03/01/18	350	382
Ohio Power Co., 6.00%, 06/01/16	250	281
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	168
7.00%, 09/01/22	150	173
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	268
6.05%, 03/01/34 (e)	500	521
PacifiCorp
7.70%, 11/15/31	450	568
5.75%, 04/01/37	150	156
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	554
Progress Energy Inc., 7.75%, 03/01/31	150	186

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
PSEG Power LLC
2.50%, 04/15/13	300	304
8.63%, 04/15/31	75	94
Public Service Co. of Colorado, 7.88%, 10/01/12	500	549
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	201
Puget Sound Energy Inc., 5.76%, 10/01/39	200	203
San Diego Gas & Electric Co., 5.35%, 05/15/40 (e)	200	202
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy
6.00%, 02/01/13	250	268
2.00%, 03/15/14	500	497
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	433
Southern California Edison Co.
6.00%, 01/15/34	75	82
5.95%, 02/01/38 (e)	400	430
Southwestern Electric Power Co.
6.45%, 01/15/19	300	335
6.20%, 03/15/40	200	200
Toledo Edison Co., 7.25%, 05/01/20	300	355
TransAlta Corp., 6.50%, 03/15/40	300	307
Union Electric Co., 6.40%, 06/15/17	100	113
Veolia Environnement, 6.00%, 06/01/18	200	222
Virginia Electric & Power Co.
5.95%, 09/15/17	250	286
6.00%, 01/15/36	150	161

		22,483

Total Corporate Bonds and Notes (cost $309,734)		318,420

GOVERNMENT AND AGENCY OBLIGATIONS - 73.2%
GOVERNMENT SECURITIES - 39.8%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank
2.13%, 06/18/12	1,000	1,019
1.88%, 12/07/12	500	510
1.75%, 02/21/13	500	508
3.88%, 10/07/13 (e)	500	534
2.12%, 09/08/16	400	384
2.95%, 12/13/18	200	194

		3,149
Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
5.75%, 05/15/12	1,125	1,192
1.13%, 05/18/12	500	504
0.60%, 07/20/12	350	349
0.88%, 08/22/12	1,000	1,004
1.75%, 08/22/12	1,000	1,016
1.63%, 09/26/12 (e)	1,000	1,015
4.50%, 11/15/12	400	424
1.63%, 11/21/12	1,000	1,015
0.55%, 12/03/12 (e)	500	499
1.50%, 01/16/13	1,000	1,011
3.88%, 06/14/13	1,600	1,700
1.88%, 06/21/13	1,000	1,019
4.50%, 09/16/13 (e)	1,000	1,080
3.63%, 10/18/13	1,000	1,059
5.25%, 06/18/14	1,090	1,216
5.00%, 12/21/15	500	563
5.38%, 05/18/16	500	569
4.75%, 12/16/16	300	332
5.65%, 04/20/22	125	132

	Shares/Par (p)	Value
5.50%, 07/15/36	400	433
		16,132
Federal Home Loan Mortgage Corp. - 1.8% (w)
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12 - 10/29/13	2,250	2,284
1.75%, 06/15/12 - 09/10/15	2,000	1,997
5.13%, 07/15/12 - 10/18/16	1,598	1,733
1.13%, 07/27/12 - 01/14/13	1,200	1,208
0.70%, 10/25/12	500	499
4.63%, 10/25/12	300	319
4.50%, 01/15/13 - 04/02/14	2,265	2,434
1.63%, 04/15/13	500	508
3.50%, 05/29/13	1,400	1,477
1.15%, 09/03/13	250	249
1.20%, 09/24/13 - 04/28/14	750	743
4.13%, 09/27/13 (e)	2,000	2,146
4.88%, 11/15/13	500	548
1.45%, 02/24/14	250	249
2.50%, 04/23/14	1,000	1,032
5.05%, 01/26/15	100	112
2.88%, 02/09/15 (e)	1,000	1,036
4.38%, 07/17/15	300	328
2.25%, 08/12/15	250	249
4.75%, 01/19/16	2,100	2,326
5.25%, 04/18/16	1,000	1,132
3.00%, 07/14/16	250	250
3.75%, 03/27/19 (e)	1,500	1,546
5.00%, 04/29/25	250	251
6.75%, 09/15/29 - 03/15/31	180	229
6.25%, 07/15/32	600	730
6.00%, 04/16/37	100	103

		25,718
Federal National Mortgage Association - 2.6% (w)
Federal National Mortgage Association
6.13%, 03/15/12	1,000	1,055
1.30%, 05/25/12	500	501
1.13%, 07/30/12	1,000	1,008
1.75%, 08/10/12 - 11/17/15	3,250	3,292
4.38%, 09/15/12 - 10/15/15	1,290	1,374
0.70%, 10/19/12	250	249
0.50%, 10/30/12	1,500	1,496
0.55%, 11/01/12	500	498
1.80%, 02/08/13	500	503
2.00%, 04/19/13 - 03/28/16	2,350	2,331
1.38%, 07/19/13	300	300
1.25%, 07/29/13 - 10/28/14	790	786
1.35%, 08/16/13	250	249
1.00%, 09/20/13 - 04/25/14	1,750	1,738
0.88%, 11/08/13	500	493
0.75%, 12/18/13	1,500	1,477
2.75%, 02/05/14 (e)	900	935
2.75%, 03/13/14	2,000	2,079
2.50%, 05/15/14 (e)	675	697
1.55%, 08/12/14 - 10/27/15	600	587
1.50%, 08/26/14 - 09/08/14	1,000	990
4.63%, 10/15/14	550	605
2.63%, 11/20/14	1,000	1,031
5.00%, 04/15/15 - 09/01/35	3,210	3,534
1.63%, 10/26/15	1,500	1,460
4.88%, 12/15/16	500	557
0.00%,06/01/17 (j)	1,250	1,015
5.38%, 04/11/22	50	52
5.78%, 06/07/22	250	263
4.00%, 09/30/25	700	667
5.95%, 06/07/27	100	101
6.25%, 05/15/29	525	631
7.13%, 01/15/30	1,270	1,677

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
7.25%, 05/15/30	540	729
6.63%, 11/15/30	690	871
6.00%, 04/18/36	200	215
Principal Only, 0.00%,10/09/19 (j)	800	543

		36,589
Municipals - 0.7%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	415
Bay Area Toll Authority, 6.26%, 04/01/49	200	201
Chicago Transit Authority, 6.90%, 12/01/40	500	490
City of New York, 5.97%, 03/01/36	200	200
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	270
Cook County, Illinois, 6.23%, 11/15/34	200	191
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	199
Dallas County Hospital District, Series C, 5.62%, 08/15/44	300	300
Dallas Independent School District, 6.45%, 02/15/35	300	313
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	205
Los Angeles Unified School District, 5.75%, 07/01/34	300	282
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	191
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	202
6.65%, 11/15/39	150	152
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	377
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	207
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	538
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), Series B, 4.25%, 01/01/16	95	98
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), Series B, 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	200	205
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	194
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	205
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	366
Oregon State Department of Transportation, 5.83%, 11/15/34	300	298
State of California
5.75%, 03/01/17	500	528
7.63%, 03/01/40	300	328
7.60%, 11/01/40	300	328
State of California Various Purpose Bond, 7.50%, 04/01/34	500	538
State of Connecticut, 5.09%, 10/01/30	250	237
State of Connecticut, Ad Valorem Property Tax, GO, Series A, 5.85%, 03/15/32	200	205
State of Georgia, GO, Series H, 4.50%, 11/01/25	300	299
State of Illinois, 5.10%, 06/01/33	700	568
State of Texas, 5.52%, 04/01/39	465	469

	Shares/Par (p)	Value
State of Texas, Series A, 4.68%, 04/01/40	400	354
University of California, 6.55%, 05/15/48	300	295

		10,253
Sovereign - 1.8%
Brazilian Government International Bond
10.50%, 07/14/14	400	505
7.88%, 03/07/15 (e)	565	673
6.00%, 01/17/17	500	560
5.88%, 01/15/19	200	222
8.88%, 04/15/24	135	184
10.13%, 05/15/27	235	356
7.13%, 01/20/37	455	538
11.00%, 08/17/40 (e)	300	403
Canadian Government Bond, 2.38%, 09/10/14 (e)	500	513
Chile Government International Bond, 5.50%, 01/15/13	100	107
Export Development Canada, 2.25%, 05/28/15 (e)	200	202
Federal Republic of Brazil, 12.25%, 03/06/30 (e)	220	389
Financement-Quebec, 5.00%, 10/25/12	100	106
Hungary Government International Bond, 4.75%, 02/03/15	250	251
Hydro Quebec
8.00%, 02/01/13	250	279
7.50%, 04/01/16	100	122
9.40%, 02/01/21	250	356
Israel Government AID Bond, 5.50%, 04/26/24	500	564
Israel Government International Bond
4.63%, 06/15/13	75	79
5.50%, 11/09/16	450	498
7.25%, 12/15/28	200	232
Italy Government International Bond
5.63%, 06/15/12	250	262
4.38%, 06/15/13 (e)	500	527
4.50%, 01/21/15	1,000	1,052
6.88%, 09/27/23 (e)	450	505
5.38%, 06/15/33	500	492
Japan Finance Corp., 2.88%, 02/02/15 (e) (r)	500	511
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	494
Mexico Government International Bond
6.38%, 01/16/13	339	369
5.88%, 01/15/14	250	275
6.63%, 03/03/15	93	106
5.63%, 01/15/17	750	827
5.13%, 01/15/20	600	628
8.30%, 08/15/31	300	400
7.50%, 04/08/33	250	306
6.75%, 09/27/34	300	338
Panama Government International Bond
5.20%, 01/30/20	500	530
6.70%, 01/26/36	400	449
Peru Government International Bond
7.13%, 03/30/19	200	236
8.75%, 11/21/33	200	269
Poland Government Treasury International Bond, 5.00%, 10/19/15	650	685
Province of British Columbia, Canada
2.85%, 06/15/15	200	205
6.50%, 01/15/26	70	85
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	507
Province of New Brunswick, Canada, 5.20%, 02/21/17 (e)	250	279

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	344
Province of Ontario, Canada
1.88%, 11/19/12 (e)	700	712
4.10%, 06/16/14	500	537
4.50%, 02/03/15	100	109
2.70%, 06/16/15	300	306
5.45%, 04/27/16 (e)	250	283
4.00%, 10/07/19 (e)	500	508
4.40%, 04/14/20	200	207
Province of Quebec, Canada
4.60%, 05/26/15 (e)	500	548
7.50%, 07/15/23	100	130
7.13%, 02/09/24	250	316
Republic of Korea
5.13%, 12/07/16	150	161
5.63%, 11/03/25	250	262
Republic of Peru, 6.55%, 03/14/37	250	271
Republic of South Africa Government Bond
7.38%, 04/25/12	100	107
6.50%, 06/02/14	200	224
5.50%, 03/09/20	200	212
Svensk Exportkredit AB, 5.13%, 03/01/17	200	221
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,146
5.25%, 09/15/39	500	524
United Mexican States, 6.05%, 01/11/40	300	309

		24,913
U.S. Treasury Securities - 31.6%
U.S. Treasury Bond
10.63%, 08/15/15	450	615
7.25%, 05/15/16 - 08/15/22	2,400	3,057
7.50%, 11/15/16 - 11/15/24	1,140	1,501
8.75%, 05/15/17 - 08/15/20	1,555	2,182
8.88%, 08/15/17	780	1,066
9.13%, 05/15/18 (e)	315	444
8.88%, 02/15/19 (e)	590	835
8.13%, 08/15/19 - 05/15/21	3,100	4,290
8.50%, 02/15/20 (e)	926	1,307
7.88%, 02/15/21	1,420	1,956
8.00%, 11/15/21	2,350	3,282
7.13%, 02/15/23	1,255	1,664
6.25%, 08/15/23 - 05/15/30	1,880	2,343
7.63%, 02/15/25	239	334
6.88%, 08/15/25	410	540
6.00%, 02/15/26	730	889
6.75%, 08/15/26	870	1,137
6.50%, 11/15/26	1,060	1,355
6.63%, 02/15/27	545	705
6.38%, 08/15/27	380	481
6.13%, 11/15/27 - 08/15/29	2,295	2,840
5.50%, 08/15/28	850	984
5.25%, 11/15/28 (e)	1,470	1,655
5.25%, 02/15/29	645	726
5.38%, 02/15/31	800	914
4.50%, 02/15/36 - 08/15/39	6,265	6,284
4.75%, 02/15/37	1,545	1,617
5.00%, 05/15/37	1,450	1,576
4.38%, 02/15/38 - 05/15/40	8,950	8,760
3.50%, 02/15/39	2,300	1,928
4.25%, 05/15/39 (e)	2,580	2,475
4.63%, 02/15/40	3,355	3,421
3.88%, 08/15/40	3,250	2,908
4.25%, 11/15/40	3,900	3,730
U.S. Treasury Note
1.38%, 03/15/12 - 05/15/13	28,889	29,222
1.00%, 03/31/12 - 01/15/14	7,750	7,786

	Shares/Par (p)	Value
4.50%, 03/31/12 - 05/15/17	7,445	8,146
4.50%, 04/30/12 (e)	355	371
0.75%, 05/31/12 - 12/15/13	7,500	7,465
4.75%, 05/31/12 - 02/15/41	7,265	7,807
1.88%, 06/15/12 - 10/31/17	17,500	17,215
0.63%, 06/30/12 - 02/28/13	15,700	15,702
4.88%, 06/30/12 - 08/15/16	3,620	4,012
1.50%, 07/15/12 - 12/31/13	4,700	4,755
4.63%, 07/31/12 - 02/15/17	4,190	4,639
1.75%, 08/15/12 - 07/31/15	14,390	14,556
4.38%, 08/15/12	1,900	2,001
0.38%, 08/31/12 - 10/31/12	9,000	8,977
4.13%, 08/31/12 - 05/15/15	3,490	3,776
4.25%, 09/30/12 - 11/15/17	14,280	15,521
3.88%, 10/31/12 - 05/15/18	3,635	3,850
4.00%, 11/15/12 - 08/15/18	8,330	8,939
0.50%, 11/30/12 - 11/15/13	6,000	5,949
3.38%, 11/30/12 - 11/15/19	9,920	10,254
1.13%, 12/15/12 - 06/15/13	7,030	7,078
3.63%, 12/31/12 - 02/15/21	9,600	9,931
2.88%, 01/31/13	2,900	3,016
2.75%, 02/28/13 - 02/15/19	16,940	17,013
2.50%, 03/31/13 - 06/30/17	8,565	8,732
3.13%, 04/30/13 - 05/15/19	17,985	18,547
3.50%, 05/31/13 - 05/15/20	8,740	8,994
0.75%, 09/15/13, TBA (g)	3,000	2,981
0.50%, 10/15/13, TBA (g)	3,000	2,959
2.00%, 11/30/13 - 01/31/16	5,070	5,112
1.25%, 02/15/14 - 09/30/15	5,700	5,585
2.25%, 05/31/14 - 11/30/17	7,550	7,611
2.63%, 06/30/14 - 11/15/20	25,435	25,275
2.38%, 08/31/14 - 07/31/17	24,800	25,099
2.13%, 11/30/14 - 05/31/15	8,000	8,115
2.50%, 04/30/15, TBA (g)	3,800	3,904
1.25%, 10/31/15, TBA (g)	3,000	2,895
1.38%, 11/30/15, TBA (g)	900	872
2.13%, 12/31/15 - 02/29/16 (e)	4,500	4,489
5.13%, 05/15/16	2,560	2,917
3.25%, 05/31/16 - 03/31/17	7,085	7,377
3.25%, 06/30/16 (e)	2,000	2,092
3.00%, 08/31/16 - 02/28/17	7,500	7,714
2.63%, 01/31/18 (e)	3,000	2,958
3.75%, 11/15/18	4,065	4,271
3.63%, 02/15/20 (e)	4,200	4,314

		450,595
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.4%
Federal Home Loan Bank - 0.1%
Federal Home Loan Bank
0.80%, 11/18/13	750	741
5.00%, 11/17/17	900	1,009
4.00%, 01/13/21	500	497

		2,247
Federal Home Loan Mortgage Corp. - 9.8%
Federal Home Loan Mortgage Corp.
2.13%, 09/21/12	1,000	1,022
1.38%, 02/25/14	1,500	1,501
6.50%, 06/01/14 - 03/01/39	4,547	5,096
7.00%, 08/01/15 - 08/01/37	352	400
6.00%, 12/01/16 - 11/01/39	15,177	16,580
4.50%, 01/01/18 - 12/01/40	35,425	36,322
5.50%, 01/01/18 - 10/01/39	23,370	25,049
4.00%, 04/01/19 - 02/01/41	19,799	19,853
5.00%, 04/01/19 - 07/01/40	24,138	25,358
3.50%, 10/01/25 - 02/01/26	2,876	2,890
7.50%, 11/01/31 - 04/01/32	179	207

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
5.74%, 01/01/37 (i)	54	57
6.03%, 01/01/37 (i)	220	238
5.63%, 02/01/37 (i)	312	336
5.00%, 08/01/40 - 08/01/40 , TBA (g)	3,036	3,173
4.00%, 12/01/40, TBA (g)	2,186	2,149

		140,231
Federal National Mortgage Association - 16.9%
Federal National Mortgage Association
1.00%, 04/04/12	1,000	1,006
1.88%, 04/20/12	1,000	1,015
4.75%, 11/19/12	1,900	2,025
1.25%, 08/20/13	1,000	1,003
5.50%, 01/01/14 - 01/01/40	37,775	40,623
1.25%, 02/27/14 (e)	1,500	1,496
1.50%, 03/28/14	500	498
6.00%, 01/01/16 - 09/01/39	23,098	25,247
2.75%, 03/28/16	350	350
6.50%, 09/01/16 - 03/01/40	6,644	7,480
5.25%, 09/15/16	900	1,019
5.00%, 10/01/17 - 06/01/40	34,712	36,594
4.50%, 02/01/18 - 03/01/41	46,774	47,997
4.00%, 07/01/18 - 02/01/41	33,966	33,946
3.50%, 08/01/25 - 01/01/41	7,965	7,855
4.00%, 02/01/31, TBA (g)	1,097	1,102
7.00%, 02/01/31 - 04/01/39	1,195	1,368
4.50%, 04/01/34, TBA (g)	1,000	1,018
2.60%, 05/01/35 (i)	65	68
2.73%, 05/01/35 (i)	202	211
2.89%, 10/01/35 (i)	336	353
5.00%, 04/12/36 - 08/01/40, TBA (g)	14,630	15,306
5.23%, 02/01/37 (i)	35	37
5.47%, 02/01/37 (i)	368	389
5.61%, 02/01/37 - 04/01/37 (i)	298	318
5.83%, 04/01/37 (i)	604	640
7.50%, 11/01/37	44	51
5.33%, 01/01/38 (i)	577	614
5.66%, 03/01/38 (i)	708	759
6.00%, 12/01/38, TBA (g)	900	985
4.42%, 07/01/39 (i)	2,029	2,141
3.82%, 12/01/39 (i)	648	673
3.71%, 02/01/40 (i)	1,728	1,799
3.35%, 03/01/40 (i)	816	839
4.21%, 03/01/40 (i)	781	809
3.13%, 06/01/40 (i)	377	386
3.23%, 07/01/40 (i)	902	929
3.57%, 08/01/40 (i)	429	438
3.32%, 12/01/40 (i)	493	501
2.86%, 01/01/41 (i)	495	494

		240,382
Government National Mortgage Association - 6.6%
Government National Mortage Association
4.00%, 09/20/40 - 11/20/40	993	995
6.00%, 12/20/40	574	630
5.50%, 01/15/24 - 07/15/40	11,186	12,153
4.00%, 08/15/24 - 02/15/41	11,523	11,619
3.50%, 12/15/25	347	354
8.00%, 04/15/30	9	10
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	2,208	2,493
6.00%, 05/15/32 - 12/15/39	6,845	7,547
5.00%, 03/15/33 - 01/20/41	22,371	23,807
5.00%, 04/01/35, TBA (g)	1,700	1,803
5.50%, 04/23/35, TBA (g)	1,200	1,299
7.00%, 11/15/36	113	130
4.50%, 03/15/38 - 01/20/41	28,239	29,196
3.50%, 07/20/40 (i)	383	394
2.50%, 11/20/40 - 12/20/40 (i)	993	998

	Shares/Par (p)		Value
3.00%, 01/20/41 (i)		698	703

			94,138

Total Government and Agency Obligations (cost $1,033,918)			1,044,347

SHORT TERM INVESTMENTS - 8.1%
Investment Company - 2.4%
JNL Money Market Fund, 0.08% (a) (h)		34,020	34,020
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)		78,496	78,496
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)		2,432	2,374

			80,870

Total Short Term Investments (cost $114,948)			114,890

Total Investments - 106.5% (cost $1,495,963)			1,517,485
Total Forward Sales Commitments - (0.2)% (proceeds $2,917)			(2,919)
Other Assets and Liabilities, Net - (6.3%)			(89,030)

Total Net Assets - 100.0%	$		1,425,536

Forward Sales Commitments - 0.2%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association – 0.2%
Federal National Mortgage Association
4.50%, 05/01/20, TBA (g)		$200	$209
6.00%, 04/15/34		2,000	2,175
5.50%, 04/12/36, TBA (g)		500	535

Total Government and Agency Obligations - 0.2% (proceeds $2,917)	$		2,919

JNL/Mellon Capital Management Global Alpha Fund
SHORT TERM INVESTMENTS - 99.8%
Commercial Paper - 14.3%
Bank of America Corp., 0.21%, 04/18/11		$6,000	$5,999
Bank of Nova Scotia, 0.27%, 04/01/11		6,000	6,000
Citigroup Funding Inc., 0.24%, 04/08/11		6,000	5,999
Commonwealth Bank of Australia, 0.18%, 04/07/11		5,000	5,000
Natixis US Finance Co., 0.25%, 04/01/11		10,000	10,000
Swedbank AB, 0.25%, 04/05/11		10,000	10,000
Toronto Dominion, 0.22%, 04/08/11		6,000	6,000
Toyota Motor Credit Corp., 0.10%, 04/11/11		8,000	8,000
UBS Finance, 0.13%, 04/29/11		6,000	5,999

			62,997
Federal Home Loan Bank - 20.7%
Federal Home Loan Bank
0.16%, 04/04/11		10,000	10,000
0.09%, 04/06/11		1,000	1,000
0.17%, 04/11/11		2,000	2,000
0.10%, 04/12/11		15,500	15,499
0.08%, 04/13/11 - 04/15/11		11,000	11,000

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
0.05%, 04/25/11	20,300	20,299
0.06%, 04/25/11	23,500	23,499
0.04%, 04/27/11	8,000	8,000

		91,297
Federal Home Loan Mortgage Corp. - 9.4%
Federal Home Loan Mortgage Corp.
0.17%, 04/12/11	8,000	8,000
0.08%, 05/18/11	33,600	33,596

		41,596
Federal National Mortgage Association - 14.8%
Federal National Mortgage Association
0.08%, 04/14/11	15,000	14,999
0.07%, 04/15/11	49,999	49,998

		64,997
Investment Company - 5.7%
JNL Money Market Fund, 0.08% (a) (h)	25,179	25,179
Treasury Securities - 34.9%
U.S. Treasury Bill
0.09%, 04/14/11	$20,000	19,999
0.12%, 04/21/11	32,000	31,998
0.16%, 04/28/11	10,000	9,999
0.06%, 05/12/11	38,720	38,717
0.05%, 05/19/11	10,000	9,999
0.07%, 06/16/11 (o)	22,470	22,467
0.12%, 04/07/11	15,050	15,050
0.08%, 05/05/11	5,580	5,580

		153,809

Total Short Term Investments (cost $439,876)		439,875

Total Investments - 99.8% (cost $439,876)		439,875
Other Assets and Liabilities, Net - 0.2%		933

Total Net Assets - 100.0%		$440,808

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 14.8%
Bayerische Motoren Werke AG	13	$1,097
Carnival Corp.	209	8,017
Grupo Televisa SA - ADR (c)	260	6,382
Inditex SA	92	7,367
Lottomatica SpA (e)	80	1,440
LVMH Moet Hennessy Louis Vuitton SA	54	8,523
McDonald’s Corp.	109	8,276
McGraw-Hill Cos. Inc.	79	3,119
PPR SA	18	2,811
Shuffle Master Inc. (c)	125	1,331
Sony Corp.	246	7,885
Tiffany & Co.	151	9,263
Tod’s SpA	49	5,803
Walt Disney Co.	219	9,424
Wire & Wireless India Ltd. (c)	217	46
Zee Entertainment Enterprises Ltd.	766	2,123
Zee Learn Ltd. (c)	68	35

		82,942
CONSUMER STAPLES - 7.7%
Cia de Bebidas das Americas - ADR	177	5,021
Colgate-Palmolive Co.	91	7,368
Fomento Economico Mexicano SAB de CV (e)	1,284	7,542

	Shares/Par (p)	Value
Grupo Modelo SAB de CV (e)	551	3,314
Nestle SA	100	5,750
Shinsegae Co. Ltd.	12	2,849
Unilever Plc	216	6,572
Wal-Mart Stores Inc.	93	4,828

		43,244
ENERGY - 3.9%
Technip SA (e)	78	8,328
Total SA	112	6,809
Transocean Ltd. (c)	84	6,580

		21,717
FINANCIALS - 16.2%
3i Group Plc	508	2,435
AFLAC Inc.	91	4,815
Allianz SE	60	8,495
Banco Bilbao Vizcaya Argentaria SA (e)	513	6,228
BM&F Bovespa SA	496	3,597
Credit Suisse Group AG	282	11,992
Dai-Ichi Life Insurance Co. Ltd.	4	6,034
DLF Ltd.	122	733
Fidelity National Financial Inc. - Class A	186	2,625
Goldman Sachs Group Inc.	37	5,852
HSBC Holdings Plc	576	6,059
Investor AB - Class B	262	6,371
SLM Corp. (c)	242	3,700
Societe Generale - Class A	63	4,106
Sumitomo Mitsui Financial Group Inc.	139	4,325
UBS AG (c)	415	7,442
XL Group Plc - Class A	229	5,641

		90,450
HEALTH CARE - 8.6%
Aetna Inc.	197	7,358
Allergan Inc.	20	1,393
Amgen Inc. (c)	24	1,289
Amylin Pharmaceuticals Inc. (c)	208	2,369
Basilea Pharmaceutical AG (c)	3	187
Bayer AG	67	5,239
Dendreon Corp. (c)	40	1,483
Gilead Sciences Inc. (c)	46	1,948
Mitsubishi Tanabe Pharma Corp.	153	2,483
Pfizer Inc.	74	1,508
Regeneron Pharmaceuticals Inc. (c)	18	812
Roche Holding AG	20	2,803
Teva Pharmaceutical Industries Ltd. - ADR	46	2,322
Theravance Inc. (c) (e)	112	2,710
WellPoint Inc.	116	8,077
Zimmer Holdings Inc. (c)	103	6,214

		48,195
INDUSTRIALS - 13.4%
3M Co.	74	6,911
All America Latina Logistica SA	64	530
Assa Abloy AB	301	8,666
Embraer SA - ADR	169	5,702
Emerson Electric Co.	86	5,013
European Aeronautic Defence & Space Co. NV (c)	270	7,861
Fanuc Ltd.	22	3,299
Koninklijke Philips Electronics NV (e)	225	7,197
Multiplus SA	22	385
Nidec Corp. (e)	34	2,917
Prysmian SPA	130	2,790
Secom Co. Ltd.	67	3,132
Siemens AG	121	16,646

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
TNT NV	141	3,622

		74,671
INFORMATION TECHNOLOGY - 27.6%
Adobe Systems Inc. (c)	206	6,823
Altera Corp.	279	12,268
Automatic Data Processing Inc.	108	5,557
Corning Inc.	262	5,406
eBay Inc. (c)	479	14,862
Hoya Corp.	201	4,580
Infosys Technologies Ltd.	98	7,148
Intuit Inc. (c)	198	10,499
Juniper Networks Inc. (c)	253	10,640
Keyence Corp.	19	4,736
Kyocera Corp.	32	3,213
Maxim Integrated Products Inc.	274	7,022
MediaTek Inc.	290	3,338
Microsoft Corp.	303	7,690
Murata Manufacturing Co. Ltd.	103	7,410
Nintendo Co. Ltd.	12	3,188
SAP AG	177	10,809
Taiwan Semiconductor Manufacturing Co. Ltd.	2,561	6,148
Telefonaktiebolaget LM Ericsson	1,799	23,198

		154,535
MATERIALS - 0.7%
Linde AG	23	3,684
TELECOMMUNICATION SERVICES - 2.3%
America Movil SAB de CV - ADR	23	1,344
KDDI Corp.	1	5,597
Vodafone Group Plc	2,022	5,726

		12,667
UTILITIES - 0.9%
Fortum Oyj (e)	151	5,113

Total Common Stocks (cost $472,612)		537,218

PREFERRED STOCKS - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Bayerische Motoren Werke AG	133	7,507

Total Preferred Stocks (cost $5,423)		7,507

SHORT TERM INVESTMENTS - 6.2%
Investment Company - 2.4%
JNL Money Market Fund, 0.08% (a) (h)	13,365	13,365
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	20,486	20,486
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	520	508

		20,994

Total Short Term Investments (cost $34,371)		34,359

Total Investments - 103.6% (cost $512,406)		579,084
Other Assets and Liabilities, Net - (3.6%)		(19,960)

Total Net Assets - 100.0%		$559,124

	Shares/Par (p)	Value
JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 2.4%
Esprit Holdings Ltd. (e)	158	$725
Hankook Tire Co. Ltd.	33	1,089
Kangwon Land Inc.	66	1,521

		3,335
CONSUMER STAPLES - 3.2%
Hengan International Group Co. Ltd.	330	2,444
Shinsegae Co. Ltd.	9	2,075

		4,519
ENERGY - 8.9%
Banpu Public Co. Ltd.	82	2,069
Cairn India Ltd. (c)	272	2,137
China Petroleum & Chemical Corp.	1,356	1,360
China Shenhua Energy Co. Ltd.	384	1,809
CNOOC Ltd.	1,739	4,382
GS Holdings Corp.	11	910

		12,667
FINANCIALS - 34.4%
AIA Group Ltd. (c)	466	1,435
Alam Sutera Realty Tbk PT	32,054	1,049
AMMB Holdings Bhd	750	1,606
Bangkok Bank PCL	369	2,114
Bank of China Ltd.	8,757	4,875
Bumi Serpong Damai PT	9,896	955
China Construction Bank Corp.	3,167	2,968
China Pacific Insurance Group Co. Ltd. (e)	852	3,581
DBS Group Holdings Ltd.	266	3,094
Global Logistic Properties Ltd. (c)	736	1,092
Hana Financial Group Inc.	32	1,397
Hang Seng Bank Ltd.	102	1,652
Henderson Land Development Co. Ltd.	421	2,917
Infrastructure Development Finance Co. Ltd.	603	2,092
KB Financial Group Inc.	10	510
Korea Exchange Bank	132	1,162
Longfor Properties Co. Ltd.	363	612
Mahindra & Mahindra Financial Services Ltd.	51	887
Metropolitan Bank & Trust Co. (c)	673	995
PT Bank Rakyat Indonesia	4,205	2,777
Rural Electrification Corp. Ltd.	267	1,520
Samsung Fire & Marine Insurance Co. Ltd.	20	4,466
Sino-Ocean Land Holdings Ltd. (e)	2,141	1,327
Wharf Holdings Ltd.	186	1,281
Yuanta Financial Holding Co. Ltd.	3,223	2,318

		48,682
HEALTH CARE - 1.3%
Ranbaxy Laboratories Ltd. (c)	192	1,914
INDUSTRIALS - 11.7%
Far Eastern New Century Corp	673	1,039
Hutchison Whampoa Ltd.	298	3,528
Hyundai Engineering & Construction Co. Ltd.	51	3,709
IVRCL Infrastructures & Projects Ltd.	407	746
S1 Corp.	20	1,015
SembCorp Industries Ltd.	760	3,141
Suzlon Energy Ltd. (c)	546	547
Tata Motors Ltd.	129	2,009
Voltas Ltd.	201	825

		16,559
INFORMATION TECHNOLOGY - 18.8%
AAC Acoustic Technologies Holdings Inc.	1,394	3,764

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Acer Inc.	154	315
Foxconn Technology Co. Ltd.	619	2,356
HON HAI Precision Industry Co. Ltd.	1,288	4,512
Largan Precision Co. Ltd.	59	1,597
Mphasis Ltd.	159	1,479
Samsung Electronics Co. Ltd.	7	6,186
Shanda Games Ltd. - ADR (c)	256	1,625
Taiwan Semiconductor Manufacturing Co. Ltd.	1,191	2,859
Wistron Corp.	1,221	1,935

		26,628
MATERIALS - 9.6%
China Resources Cement Holdings Ltd. (c)	2,064	2,046
China Shanshui Cement Group Ltd.	2,581	2,409
Hindalco Industries Ltd.	333	1,563
Huabao International Holdings Ltd.	1,325	2,037
POSCO Inc.	3	1,285
Taiwan Fertilizer Co. Ltd.	701	2,062
Xingda International Holdings Ltd.	2,323	2,171

		13,573
TELECOMMUNICATION SERVICES - 4.6%
Axiata Group Bhd (c)	1,491	2,359
China Mobile Ltd.	157	1,446
KT Corp.	30	1,048
Telekomunikasi Indonesia Tbk PT	1,617	1,365
Total Access Communication PCL	206	326

		6,544
UTILITIES - 3.1%
China Resources Power Holdings Co. Ltd.	162	312
GVK Power & Infrastructure Ltd. (c)	1,434	833
Korea Electric Power Corp. (c)	132	3,229

		4,374

Total Common Stocks (cost $125,980)		138,795

WARRANTS - 0.0%
Henderson Land Development Co. Ltd. (c)	77	5

Total Warrants (cost $0)		5

SHORT TERM INVESTMENTS - 4.0%
Investment Company - 2.2%
JNL Money Market Fund, 0.08% (a) (h)	3,157	3,157
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	2,499	2,499
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	24	23

		2,522

Total Short Term Investments (cost $5,680)		5,679

Total Investments - 102.0% (cost $131,660)		144,479
Other Assets and Liabilities, Net - (2.0%)		(2,801)

Total Net Assets - 100.0%		$141,678

JNL/PAM China-India Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 9.4%
BYD Co. Ltd. (c) (e)	824	$3,156

	Shares/Par (p)	Value
Focus Media Holding Ltd. - ADR (c)	500	15,344
GOME Electrical Appliances Holdings Ltd. (c) (e)	9,008	3,173
Mahindra & Mahindra Ltd.	445	6,984
Shenzhou International Group Holdings Ltd.	1,299	1,533
Sun TV Network Ltd.	565	5,693

		35,883
CONSUMER STAPLES - 2.9%
Colgate-Palmolive India Ltd.	325	5,931
ITC Ltd.	1,219	4,978

		10,909
ENERGY - 16.2%
China Petroleum & Chemical Corp. (e)	8,408	8,431
China Shenhua Energy Co. Ltd.	1,886	8,886
CNOOC Ltd.	5,236	13,193
Oil & Natural Gas Corp. Ltd.	931	6,082
Oil India Ltd.	171	5,045
Reliance Industries Ltd.	842	19,797

		61,434
FINANCIALS - 33.6%
Bank of China Ltd.	52,928	29,463
China Pacific Insurance Group Co. Ltd.	2,063	8,671
Evergrande Real Estate Group Ltd. (e)	16,044	8,828
Franshion Properties China Ltd. (e)	13,910	4,006
HDFC Bank Ltd.	80	4,188
ICICI Bank Ltd.	614	15,369
Industrial & Commercial Bank of China	20,996	17,437
Infrastructure Development Finance Co. Ltd.	1,913	6,631
LIC Housing Finances Ltd.	1,341	6,797
Mahindra & Mahindra Financial Services Ltd.	507	8,832
Ping an Insurance Group Co. of China Ltd.	798	8,084
Rural Electrification Corp. Ltd.	1,172	6,666
Sino-Ocean Land Holdings Ltd. (e)	4,107	2,545

		127,517
HEALTH CARE - 3.0%
Dr. Reddy’s Laboratories Ltd.	307	11,285
INDUSTRIALS - 3.6%
Bharat Heavy Electricals Ltd.	39	1,823
Mundra Port and Special Economic Zone Ltd.	496	1,519
Sinotrans Shipping Ltd. (e)	5,125	1,660
Tata Motors Ltd.	154	4,323
Tata Motors Ltd. - Class A	282	4,397

		13,722
INFORMATION TECHNOLOGY - 12.1%
AAC Acoustic Technologies Holdings Inc.	1,038	2,802
Infosys Technologies Ltd.	288	20,947
Mphasis Ltd.	470	4,378
OnMobile Global Ltd. (c)	289	1,569
Sohu.com Inc. (c)	137	12,215
Travelsky Technology Ltd.	4,345	4,240

		46,151
MATERIALS - 9.0%
China Resources Cement Holdings Ltd. (c)	8,752	8,675
China Zhongwang Holdings Ltd. (e)	4,931	2,320
Fosun International Ltd.	4,862	3,731
Hindalco Industries Ltd.	1,946	9,125
Huabao International Holdings Ltd.	3,232	4,970
Sterlite Industries India Ltd.	497	1,936
Xingda International Holdings Ltd.	3,853	3,601

		34,358

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 5.3%
China Mobile Ltd.	791	7,286
China Unicom Hong Kong Ltd.	7,847	13,033

		20,319
UTILITIES - 1.4%
GAIL India Ltd.	523	5,446

Total Common Stocks (cost $316,698)		367,024

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Dr. Reddy’s Laboratories Ltd., 9.25%, 03/24/14 (f), INR	$1,842	207

Total Corporate Bonds and Notes (cost $0)		207

SHORT TERM INVESTMENTS - 7.8%
Investment Company - 3.5%
JNL Money Market Fund, 0.08% (a) (h)	13,331	13,331
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	16,351	16,351
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	29	28

		16,379

Total Short Term Investments (cost $29,711)		29,710

Total Investments - 104.4% (cost $346,409)		396,941
Other Assets and Liabilities, Net - (4.4%)		(16,849)

Total Net Assets - 100.0%		$380,092

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.9%
ACE Securities Corp. REMIC, 0.34%, 06/25/37 (i)	$117	$115
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/40 (i) (r)	3,859	3,986
American Home Mortgage Assets REMIC, 0.44%, 09/25/46 (i)	4,780	2,691
American Money Management Corp., 0.54%, 05/03/18 (f) (i) (r)	500	469
Aquilae CLO Plc, 1.47%, 01/17/23 (f) (i), EUR	2,366	3,034
ARES CLO Funds, 0.54%, 03/12/18 (f) (i) (r)	1,484	1,391
Arkle Master Issuer Plc
0.40%, 02/17/52 (i) (r)	14,700	14,593
REMIC, 1.46%, 05/17/60 (i) (r)	4,000	4,004
Arran Residential Mortgages Funding Plc, 2.29%, 05/16/47 (i), EUR	742	1,052
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,164
0.40%, 06/10/49 (i) (r)	344	330
5.80%, 06/10/49 (i)	344	357
Banc of America Large Loan Inc. REMIC
2.01%, 11/15/13 (i) (r)	15,355	14,528
5.64%, 07/17/17 (i) (r)	600	638
5.62%, 06/24/50 (i) (r)	1,100	1,172
Banc of America Large Loans Inc. REMIC, 0.77%, 08/15/29 (i) (r)	1,073	1,030

	Shares/Par (p)	Value
Banc of America Mortgage Securities Inc. REMIC, 2.87%, 06/25/35 (i)	368	316
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.65%, 05/25/33 (i)	88	88
2.86%, 02/25/34 (i)	627	562
3.61%, 11/25/34 (i)	637	635
3.12%, 01/25/35 (i)	1,222	1,122
5.02%, 01/25/35 (i)	470	434
2.73%, 03/25/35 (i)	101	97
2.78%, 03/25/35 (i)	730	596
2.29%, 08/25/35 (i)	106	102
2.40%, 08/25/35 (i)	187	179
Bear Stearns Alt-A Trust REMIC
2.66%, 01/25/36 (i)	905	522
2.93%, 08/25/36 (i)	368	197
Bear Stearns Asset Backed Securities Trust REMIC, 1.25%, 08/25/37 (i)	1,058	705
Bear Stearns Commercial Mortgage Securities Inc. Principal Only REMIC, 0.00%, 05/18/11 (f) (j) (r)	2,200	2,184
Bear Stearns Structured Products Inc. REMIC
2.68%, 01/26/36 (i)	1,010	671
5.22%, 12/26/46 (i)	1,033	732
Capital Auto Receivables Asset Trust, 1.71%, 10/15/12 (i)	4,229	4,242
Chase Mortgage Finance Corp. REMIC, 2.90%, 02/25/37 (i)	213	198
Chevy Chase Mortgage Funding Corp. REMIC, 0.38%, 05/25/48 (i) (r)	967	442
Citibank Omni Master Trust, 3.01%, 08/15/18 (i) (r)	2,500	2,647
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 08/25/35 (i)	127	120
2.56%, 08/25/35 (i)	167	148
2.91%, 08/25/35 (i)	867	484
0.33%, 01/25/37 (i)	229	174
0.31%, 05/25/37 (i)	326	310
5.77%, 09/25/37 (i)	2,830	2,007
0.31%, 08/25/45 (i)	542	449
College Loan Corp. Trust, 0.55%, 01/25/24 (i)	800	804
Commercial Mortgage Pass Through Certificates REMIC, 3.16%, 11/10/15 (r)	1,688	1,683
Conseco Finance Securitizations Corp., 6.68%, 07/01/31	77	83
Countrywide Alternative Loan Trust REMIC, 0.42%, 05/25/47 (i)	8,525	5,700
Countrywide Asset-Backed Certificates REMIC
0.50%, 04/25/36 (i)	222	199
0.43%, 07/25/36 (i)	3,875	3,364
0.43%, 09/25/36 (i)	618	524
0.35%, 09/25/37 (i)	235	231
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.98%, 08/25/34 (i)	530	393
3.05%, 04/20/35 (i)	614	589
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	1,000	1,063
5.86%, 02/25/37 (i)	1,115	723
5.47%, 09/19/39 (r)	1,400	1,496
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.37%, 07/25/37 (i) (r)	353	317
CS First Boston Mortgage Securities Corp. REMIC, 2.50%, 04/25/34 (i)	664	663
Deutsche Mortgage Securities Inc., 1.50%, 06/25/47 (i) (r)	834	833

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Duane Street CLO, 0.56%, 11/08/17 (f) (i) (r)	970	928
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.30%, 11/25/36 (i)	67	66
First NLC Trust REMIC, 0.32%, 08/25/37 (i) (r)	521	343
Ford Credit Auto Owner Trust, 2.76%, 05/15/13 (i)	5,323	5,372
Gallatin Funding Ltd., 0.56%, 08/15/17 (f) (i) (r)	1,200	1,154
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43	93	93
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)	2,000	2,122
Gracechurch Mortgage Financing Plc, 0.39%, 11/20/56 (i) (r)	418	413
Granite Master Issuer Plc
0.29%, 12/20/54 (i)	1,225	1,159
0.34%, 12/20/54 (i)	261	247
0.35%, 12/20/54 (i)	366	346
Granite Mortgages Plc, 1.00%, 09/20/44 (i), GBP	1,159	1,781
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,234
GS Mortgage Securities Corp. REMIC, 4.59%, 08/12/43 (r)	4,300	4,321
GS Mortgage Securities Corp. II
1.14%, 03/06/20 (i) (r)	416	416
1.32%, 03/06/20 (i) (r)	3,100	3,101
GSR Mortgage Loan Trust REMIC, 3.04%, 01/25/35 (i)	516	484
Harborview Mortgage Loan Trust REMIC, 2.69%, 04/19/34 (i)	719	706
Hillmark Funding, 0.56%, 05/21/21 (f) (i) (q)	9,000	8,373
Holmes Master Issuer Plc
1.11%, 07/15/40 (i), EUR	11,300	16,009
2.34%, 10/15/54 (i), EUR	9,600	13,604
HSBC Home Equity Loan Trust REMIC
0.40%, 03/20/36 (i)	1,785	1,679
5.91%, 03/20/36 (i)	447	448
HSI Asset Securitization Corp. REMIC, 0.31%, 05/25/37 (i)	145	142
IndyMac Index Mortgage Loan Trust REMIC
2.71%, 03/25/35 (i)	1,140	1,051
5.06%, 11/25/35 (i)	1,586	1,377
IndyMac Residential Asset Backed Trust REMIC, 0.38%, 04/25/37 (i)	99	97
JP Morgan Mortgage Trust REMIC
3.08%, 08/25/35 (i)	840	714
3.14%, 08/25/35 (i)	591	512
5.44%, 09/25/35 (i)	220	204
5.49%, 07/27/37 (r)	1,347	1,155
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 3.01%, 07/25/35 (i)	544	532
Landmark CDO Ltd., 0.61%, 06/01/17 (f) (i) (r)	4,534	4,349
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,584
Lehman Brothers Mortgage Loan Trust REMIC, 0.34%, 06/25/37 (i) (r)	450	187
MASTR Adjustable Rate Mortgages Trust REMIC, 2.56%, 12/25/33 (i)	1,213	1,149
MASTR Asset Backed Securities Trust REMIC, 0.33%, 05/25/37 (i)	221	211
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.31%, 07/25/37 (i)	99	98
Merrill Lynch Mortgage Investors Inc. REMIC
2.30%, 02/25/33 (i)	277	265
2.59%, 02/25/34 (i)	576	564
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	780	661

	Shares/Par (p)	Value
Morgan Stanley Capital I REMIC, 0.31%, 05/25/37 (i)	300	257
Nationstar Home Equity Loan Trust REMIC, 0.31%, 06/25/37 (i)	218	214
Nautique Funding Ltd. - Series 2006-1A, 0.55%, 04/15/20 (f) (i) (r)	481	445
Navigare Funding CLO Ltd., 0.57%, 05/20/19 (f) (i) (r)	500	464
Navigator CDO Ltd., 1.16%, 11/15/15 (f) (i) (r)	337	323
NCUA Guaranteed Notes REMIC
0.69%, 10/07/20 (i)	4,188	4,194
0.86%, 12/08/20 (i)	4,761	4,785
Nelnet Student Loan Trust, 1.00%, 07/25/18 (i)	1,025	1,030
New York Life Investment Management Flatiron CLO Ltd., 0.53%, 08/08/20 (f) (i) (r)	500	465
Penta CLO SA, 1.48%, 06/04/24 (f) (i), EUR	2,614	3,345
Provident Funding Mortgage Loan Trust REMIC, 2.75%, 08/25/33 (i)	461	441
RBSCF Trust REMIC, 6.01%, 08/16/17 (i) (r)	1,700	1,874
Residential Asset Securities Corp. REMIC, 0.36%, 02/25/30 (i)	107	106
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	229	232
Sequoia Mortgage Trust REMIC, 0.45%, 07/20/36 (i)	1,896	1,565
SLM Student Loan Trust
0.75%, 01/25/17 (i)	3,100	3,105
0.41%, 04/25/17 (i)	232	232
1.91%, 12/15/17 (i) (r)	2,134	2,150
1.80%, 04/25/23 (i)	9,332	9,633
1.11%, 10/25/23 (i), EUR	2,700	3,593
4.50%, 11/16/43 (i) (r)	6,044	5,869
REMIC, 0.34%, 04/25/19 (i)	6,300	6,084
REMIC, 6.26%, 07/15/42 (i) (r)	4,963	4,795
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.59%, 02/25/34 (i)	926	892
Structured Asset Mortgage Investments Inc. REMIC
0.58%, 10/19/34 (i)	45	42
0.35%, 04/25/37 (i)	14	14
Swan 2010-1, 6.13%, 04/25/41, AUD	750	771
Symphony CLO Ltd., 0.55%, 05/15/19 (f) (i) (r)	2,200	2,022
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	485	127
Thornburg Mortgage Securities Trust REMIC
0.35%, 03/25/37 (i)	1,575	1,526
0.35%, 03/25/37 (i)	817	800
Vornado DP LLC, 4.00%, 09/13/20 (r)	4,600	4,419
Wachovia Bank Commercial Mortgage Trust REMIC
0.34%, 06/15/20 (i) (r)	1,026	950
0.35%, 09/15/21 (i) (r)	1,428	1,415
5.09%, 08/15/41 (i)	1,000	1,064
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.25%, 12/25/35 (i)	509	471
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.25%, 03/25/33 (i)	177	170
2.70%, 06/25/33 (i)	581	554
2.78%, 09/25/33 (i)	628	634
5.50%, 08/25/35 (i)	610	546
1.31%, 08/25/46 (i)	1,604	1,043
1.08%, 05/25/47 (i)	758	529
Wells Fargo Mortgage Backed Securities Trust REMIC
4.97%, 12/25/34 (i)	632	619
2.78%, 04/25/36 (i)	2,221	1,910

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Wind River CLO Ltd., 0.64%, 12/19/16 (f) (i) (r)	1,000	973
Wood Street CLO BV, 1.76%, 03/29/21 (f) (i) (r), EUR	591	773

Total Non-U.S. Government Agency Asset- Backed Securities (cost $256,637)		255,298

CORPORATE BONDS AND NOTES - 33.1%
CONSUMER DISCRETIONARY - 1.0%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	1,000	1,130
Videotron Ltee, 6.88%, 01/15/14	1,400	1,419
Volkswagen International Finance NV, 0.76%, 10/01/12 (i) (r)	15,500	15,505

		18,054
CONSUMER STAPLES - 0.1%
Reynolds American Inc., 1.01%, 06/15/11 (i)	700	700
WM Wrigley Jr. Co., 1.68%, 06/28/11 (i) (r)	1,500	1,501

		2,201
ENERGY - 0.9%
Gaz Capital SA, 7.34%, 04/11/13 (r)	300	330
Gazprom Via Gaz Capital SA, 5.09%, 11/29/15 (r)	1,600	1,670
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16	5,000	5,244
Petrobras International Finance Co., 3.88%, 01/27/16	8,200	8,255
Petroleos Mexicanos, 5.50%, 01/21/21	1,200	1,218

		16,717
FINANCIALS - 29.8%
ABN Amro Bank NV, 2.07%, 01/30/14 (e) (i) (r)	8,600	8,605
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (e) (r)	4,000	4,142
Ally Financial Inc.
5.38%, 06/06/11 (e)	500	503
6.88%, 09/15/11	500	509
3.51%, 02/11/14 (i)	11,800	11,829
8.30%, 02/12/15 (e)	1,500	1,644
American Express Bank FSB, 0.38%, 05/29/12 (i)	800	798
American Express Credit Corp., 0.37%, 02/24/12 (i)	1,700	1,697
American International Group Inc.
0.41%, 10/18/11 (i)	1,000	996
5.05%, 10/01/15	1,200	1,237
5.85%, 01/16/18	1,100	1,146
8.25%, 08/15/18	1,000	1,170
8.18%, 05/15/58 (e) (i)	4,700	5,058
ANZ National International Ltd.
6.20%, 07/19/13 (r)	2,000	2,182
0.75%, 08/19/14 (i) (r)	2,000	2,013
Australia & New Zealand Banking Group Ltd., 0.59%, 06/18/12 (i) (r)	5,000	5,006
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	3,939
Banco Santander Brazil SA
0.00%,12/28/11 (j) (q)	600	587
2.41%, 03/18/14 (i) (r)	4,900	4,862
Bank of America Corp., 5.38%, 06/15/14	600	642
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,547
Bank of Scotland Plc, 4.88%, 04/15/11	1,400	1,402
Barclays Bank Plc
7.43% (callable at 100 beginning 12/15/17) (m) (r)	200	200
6.05%, 12/04/17 (e) (r)	2,000	2,084

	Shares/Par (p)	Value
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	6,225
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,698
Citibank NA, 1.38%, 08/10/11	11,100	11,148
Citigroup Inc.
5.25%, 02/27/12	1,300	1,350
5.30%, 10/17/12	1,000	1,055
1.16%, 02/15/13 (i)	29,100	29,186
5.50%, 04/11/13 (e)	1,200	1,284
7.38%, 06/16/14, EUR	3,600	5,595
0.59%, 11/05/14 (e) (i)	800	779
Commonwealth Bank of Australia
0.71%, 07/12/13 (i) (r)	14,700	14,724
0.81%, 06/25/14 (i) (r)	3,800	3,829
0.59%, 09/17/14 (i) (r)	3,800	3,803
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,363
Credit Suisse New York, 1.24%, 01/14/14 (i)	34,100	34,521
DanFin Funding Ltd., 1.00%, 07/16/13 (i) (r)	5,800	5,794
Dexia Credit Local
0.96%, 09/23/11 (i) (r)	1,300	1,302
0.71%, 03/05/13 (i) (r)	3,100	3,079
0.78%, 04/29/14 (i) (r)	18,700	18,593
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	800	813
Ford Motor Credit Co. LLC
7.25%, 10/25/11 (e)	3,150	3,242
7.80%, 06/01/12	650	689
7.00%, 10/01/13	2,200	2,375
General Electric Capital Corp.
0.31%, 09/21/12 (i)	15,200	15,211
0.31%, 12/21/12 (i)	34,600	34,664
Goldman Sachs Group Inc., 1.39%, 11/15/14 (i), EUR	3,200	4,386
Harvest CLO SA, 2.00%, 03/29/17 (i), EUR	447	583
HSBC Finance Corp.
0.65%, 07/19/12 (i)	1,200	1,196
1.50%, 04/05/13 (i), EUR	2,600	3,592
ING Bank NV
0.91%, 01/13/12 (i) (r)	7,700	7,719
1.62%, 10/18/13 (i) (r)	4,100	4,117
International Lease Finance Corp.
0.63%, 07/01/11 (i)	2,000	1,998
6.38%, 03/25/13	700	724
5.63%, 09/20/13 (e)	1,100	1,118
6.63%, 11/15/13	500	517
6.50%, 09/01/14 (r)	1,000	1,067
6.75%, 09/01/16 (r)	900	963
7.13%, 09/01/18 (r)	1,700	1,827
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	5,300	5,431
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (c) (d)	200	52
6.88%, 05/02/18 (c) (d)	1,200	315
7.00%, 09/27/27 (c) (d)	100	26
Macquarie Bank Ltd.
2.60%, 01/20/12 (r)	900	915
4.10%, 12/17/13 (e)	27,200	29,015
Magnolia Funding Ltd., 3.00%, 04/20/17 (r), EUR	687	972
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	1,000	1,086
Merrill Lynch & Co. Inc.
0.54%, 06/05/12 (i)	1,000	996
6.05%, 08/15/12	16,100	17,110
1.95%, 09/27/12 (i), EUR	600	829
1.32%, 01/31/14 (i), EUR	2,200	3,029
5.45%, 07/15/14 (e)	200	214
Metropolitan Life Global Funding I, 1.43%, 09/17/12 (i) (r)	1,100	1,113
Morgan Stanley
1.16%, 12/01/11 (i)	2,000	2,008

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
1.42%, 03/01/13 (i), EUR	2,100	2,933
2.81%, 05/14/13 (i)	2,600	2,692
1.39%, 11/29/13 (i), EUR	6,300	8,671
0.59%, 01/09/14 (i)	5,300	5,217
0.76%, 10/15/15 (i)	1,000	960
0.75%, 10/18/16 (i)	1,000	935
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,700	1,829
0.79%, 07/08/14 (i) (r)	1,900	1,919
New York Life Global Funding, 4.65%, 05/09/13 (r)	1,800	1,917
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,603
Nordea Bank AB, 1.18%, 01/14/14 (i) (r)	16,600	16,600
Pacific Life Global Funding, 5.15%, 04/15/13 (r)	500	530
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (r)	1,000	1,093
Racers Trust, 0.51%, 07/25/17 (f) (i) (r)	994	976
Royal Bank of Scotland Group Plc, 0.57%, 03/30/12 (i) (r)	18,800	18,828
Royal Bank of Scotland Plc
1.45%, 10/20/11 (r)	15,300	15,394
3.00%, 12/09/11 (r)	1,600	1,629
1.20%, 04/23/12 (i)	400	403
2.73%, 08/23/13 (i)	19,700	20,235
Santander US Debt SA Unipersonal, 1.11%, 03/30/12 (i) (r)	12,700	12,582
SLM Corp.
1.38%, 04/26/11 (i), EUR	400	566
0.53%, 10/25/11 (i)	1,400	1,385
5.38%, 01/15/13	400	416
5.05%, 11/14/14	600	606
Svenska Handelsbanken AB, 1.31%, 09/14/12 (i) (r)	4,300	4,337
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,680
UBS AG Stamford
1.41%, 02/23/12 (i)	4,000	4,031
2.25%, 08/12/13	7,100	7,169
Wachovia Corp., 1.24%, 02/13/14 (i), EUR	3,200	4,434
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	1,300	1,423
0.50%, 10/28/15 (e) (i)	500	489
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	800	824
Westpac Banking Corp.
1.04%, 03/31/14 (i) (q)	10,100	10,085
3.59%, 08/14/14 (r)	4,400	4,616
0.59%, 09/10/14 (i) (r)	700	701
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	2,700	2,752

		546,498
HEALTH CARE - 0.3%
HCA Inc., 7.25%, 09/15/20	4,700	5,029
INDUSTRIALS - 0.1%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,075
INFORMATION TECHNOLOGY - 0.3%
Seagate Technology Inc., 6.38%, 10/01/11 (e)	5,000	5,112
MATERIALS - 0.3%
Dow Chemical Co.
2.56%, 08/08/11 (i)	4,000	4,030
4.85%, 08/15/12	1,000	1,048
Rexam Plc, 6.75%, 06/01/13 (r)	700	759

		5,837

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.3%
Telefonica Emisiones SAU, 0.64%, 02/04/13 (i)	4,641	4,597
Verizon Wireless Capital LLC, 3.75%, 05/20/11	1,300	1,306

		5,903

Total Corporate Bonds and Notes (cost $596,945)		606,426

GOVERNMENT AND AGENCY OBLIGATIONS - 89.7%
GOVERNMENT SECURITIES - 87.5%
Federal Home Loan Mortgage Corp. - 1.7% (w)
Federal Home Loan Mortgage Corp., 0.21%, 03/21/13 (i)	31,300	31,270
Federal National Mortgage Association - 2.0% (w)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	20,976
1.25%, 03/14/14	7,100	7,064
6.00%, 03/09/20	6,700	6,857
5.38%, 04/11/22	1,100	1,147
6.28%, 06/15/27	1,000	1,037

		37,081
Municipals - 0.1%
Illinois Student Assistance Commission, 0.78%, 04/25/17 (i)	1,364	1,364
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475	331
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	610
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	121

		2,426
Sovereign - 2.7%
Australia Government Bond
3.00%, 09/20/25, AUD	10,800	12,132
2.50%, 09/20/30, AUD	800	816
Instituto de Credito Oficial, 2.94%, 03/25/14 (i) (q), EUR	12,800	18,119
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	6,100	6,625
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 (e) (r)	400	406
0.50%, 07/16/12 (i) (r)	10,600	10,627

		48,725
Treasury Inflation Index Securities - 81.0%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (s), AUD	1,300	2,204
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/16 (n), EUR	3,117	4,500
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 - 01/15/25 (n)	28,942	31,353
3.38%, 01/15/12 (n) (o)	46,013	48,220
3.38%, 01/15/12, TBA (g) (n)	8,292	8,690
2.00%, 04/15/12 - 01/15/26 , TBA (g) (n)	208,033	225,770
3.00%, 07/15/12 (n)	7,410	7,937
3.00%, 07/15/12 - 07/15/12 , TBA (g) (n)	22,221	23,801
0.63%, 04/15/13 (n)	46,573	48,742
1.88%, 07/15/13 - 07/15/19 (n)	39,518	42,896
1.88%, 07/15/13 - 07/15/15 , TBA (g) (n)	141,428	154,340
2.00%, 01/15/14 - 07/15/14 (n)	47,117	51,645
1.25%, 04/15/14 (e) (n)	42,144	45,036
1.63%, 01/15/15 - 01/15/18 (n)	12,417	13,445
1.63%, 01/15/15 - 01/15/15 , TBA (g) (n)	88,345	95,764
2.00%, 01/15/16 (n) (o)	608	671
2.50%, 07/15/16 - 01/15/29 (n)	43,841	49,674
2.50%, 07/15/16 - 01/15/29 , TBA (g) (n)	32,449	36,796

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
2.63%, 07/15/17 (n)	8,075	9,275
2.63%, 07/15/17, TBA (g) (n)	24,385	28,006
1.63%, 01/15/18, TBA (g) (n)	56,853	61,472
1.38%, 01/15/20 (n)	27,497	28,831
1.38%, 01/15/20 - 01/15/20 , TBA (g) (n)	42,811	44,889
2.38%, 01/15/25 - 01/15/27 , TBA (g) (n)	100,318	112,154
2.00%, 01/15/26 (e) (n) (o)	47,156	50,332
2.38%, 01/15/27 (e) (n)	55,366	61,651
1.75%, 01/15/28 (e) (n) (o)	49,007	49,949
3.63%, 04/15/28 (n) (o)	207	267
3.63%, 04/15/28, TBA (g) (n)	72,933	94,061
3.88%, 04/15/29 (n)	38,849	51,984

		1,484,355
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
6.61%, 07/01/36 - 10/01/36 (i)	1,184	1,243
6.28%, 09/01/36 (i)	539	563
REMIC, 0.71%, 08/15/33 (i)	8,509	8,511
REMIC, 1.51%, 10/25/44 (i)	745	735
REMIC, 1.52%, 02/25/45 (i)	553	538

		11,590
Federal National Mortgage Association - 1.1%
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	9,429	9,905
2.41%, 11/01/35 (i)	160	167
5.57%, 03/01/36 (i)	378	406
5.86%, 06/01/36 (i)	147	159
REMIC, 5.00%, 02/25/17	162	164
REMIC, 1.05%, 02/25/36 (i)	669	669
REMIC, 0.31%, 07/25/37 (i)	540	532
REMIC, 0.93%, 02/25/41 (i)	8,576	8,597

		20,599
Government National Mortgage Association - 0.4%
Government National Mortgage Association REMIC, 0.55%, 03/20/37 (i)	7,982	7,920
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,440	1,539

Total Government and Agency Obligations (cost $1,630,391)		1,645,505

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, Series L (m)	1	518

Total Preferred Stocks (cost $500)		518

SHORT TERM INVESTMENTS - 22.2%
Certificates of Deposit - 3.5%
Banco Bradesco SA, 1.36%, 06/27/11	$9,100	9,093
Banco do Brasil NY, 1.31%, 11/15/11	3,300	3,315
Barclays Bank Plc, 1.41%, 12/16/11 (i)	11,800	11,799
BNP Paribas SF, 0.66%, 03/02/12 (i)	22,000	22,020
Itau Unibanco NY, 1.69%, 03/02/12	17,800	17,516

		63,743
Federal Home Loan Bank - 2.7%
Federal Home Loan Bank
0.02%, 04/14/11	48,180	48,179

	Shares/Par (p)	Value
0.12%, 06/15/11	1,000	1,000

		49,179
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
0.12%, 06/13/11	1,890	1,889
0.13%, 06/20/11	1,400	1,400

		3,289
Investment Company - 0.3%
JNL Money Market Fund, 0.08% (a) (h)	5,242	5,242
Securities Lending Collateral - 11.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	202,106	202,106
Treasury Securities - 4.5%
Japan Treasury Bill, 0.11%, 04/27/11, JPY	6,710,000	80,661
U.S. Treasury Bill
0.18%, 06/16/11 (o)	$20	20
0.16%, 08/25/11 (o)	210	210
0.12%, 07/07/11 (o)	450	450
0.15%, 09/15/11 (o)	1,350	1,349

		82,690

Total Short Term Investments (cost $407,040)		406,249

Total Investments - 158.9% (cost $2,891,513)		2,913,996
Other Assets and Liabilities, Net - (58.9%)		(1,080,436)

Total Net Assets - 100.0%		$1,833,560

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.8%
Access Group Inc., 1.60%, 10/27/25 (i)	$6,854	$6,922
Ally Auto Receivables Trust, 1.32%, 03/15/12 (r)	340	341
American Home Mortgage Investment Trust REMIC, 2.25%, 02/25/45 (i)	352	321
Amortizing Residential Collateral Trust REMIC, 0.83%, 07/25/32 (i)	15	14
Arran Residential Mortgages Funding Plc
2.29%, 05/16/47 (i), EUR	1,670	2,368
2.49%, 05/16/47, EUR	4,800	6,806
Asset Backed Securities Corp. Home Equity REMIC, 0.52%, 09/25/34 (i)	294	268
Banc of America Commercial Mortgage Inc. REMIC
5.93%, 05/10/45 (i)	2,000	2,172
5.80%, 06/10/49 (i)	2,830	2,989
Banc of America Funding Corp. REMIC, 2.83%, 05/25/35 (i)	485	473
Banc of America Large Loan Inc. REMIC, 2.01%, 11/15/13 (i) (r)	2,380	2,252
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	54	55
6.50%, 09/25/33	30	31
Bear Stearns Adjustable Rate Mortgage REMIC
3.39%, 11/25/30 (i)	3	3
2.77%, 02/25/33 (i)	13	12
5.67%, 02/25/33 (i)	15	15
2.73%, 04/25/33 (i)	74	73
3.08%, 01/25/34 (i)	287	279

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.06%, 11/25/34 (i)	1,472	1,242
3.61%, 11/25/34 (i)	410	409
2.73%, 03/25/35 (i)	3,511	3,373
Bear Stearns Alt-A Trust REMIC
2.64%, 05/25/35 (i)	677	566
2.99%, 09/25/35 (i)	429	333
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.33%, 02/11/44	300	314
5.47%, 01/12/45 (i)	700	751
Bear Stearns Structured Products Inc. REMIC
2.68%, 01/26/36 (i)	1,262	839
5.22%, 12/26/46 (i)	710	503
Chase Issuance Trust, 1.81%, 09/15/15 (i)	12,800	13,199
Citigroup Mortgage Loan Trust Inc. REMIC
2.67%, 12/25/35 (i)	193	186
0.31%, 08/25/45 (i)	1,355	1,122
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,214
Countrywide Alternative Loan Trust REMIC, 0.43%, 05/25/47 (i)	851	495
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.12%, 11/25/34 (i)	1,014	878
2.81%, 02/20/35 (i)	1,740	1,486
5.75%, 12/25/35	9,891	8,738
3.02%, 02/20/36 (i)	237	197
Credit Suisse Mortgage Capital Certificates REMIC
5.66%, 03/15/39 (i)	200	215
5.70%, 09/15/40 (i)	7,800	8,105
CS First Boston Mortgage Securities Corp. REMIC, 0.88%, 03/25/32 (i) (r)	23	20
CVS Pass-Through Trust, 6.94%, 01/10/30	373	405
Equity One ABS Inc., 0.81%, 11/25/32 (i)	164	145
European Loan Conduit, 1.24%, 05/15/19 (i), EUR	429	540
First American Alternative Mortgage Securities REMIC, 2.37%, 09/25/35 (i)	520	394
First Horizon Asset Securities Inc. REMIC
2.88%, 10/25/35 (i)	3,292	2,878
5.68%, 02/25/36 (i)	3,823	3,645
Galaxy CLO Ltd., 0.58%, 04/17/17 (f) (i) (q)	4,635	4,462
GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37	270	271
Granite Master Issuer Plc
0.34%, 12/17/54 (i)	3,032	2,869
0.35%, 12/20/54 (e) (i)	17,200	16,275
1.00%, 12/20/54 (i), EUR	6,326	8,481
REMIC, 0.39%, 12/20/54 (i) (r)	1,386	1,311
GreenPoint Mortgage Funding Trust REMIC, 0.33%, 01/25/47 (i)	251	232
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,059
4.80%, 08/10/42 (i)	100	106
GS Mortgage Securities Corp. II, 1.14%, 03/06/20 (i) (r)	1,634	1,634
GSR Mortgage Loan Trust REMIC
2.80%, 09/25/35 (i)	2,257	2,196
5.18%, 11/25/35 (i)	1,022	982
Harborview Mortgage Loan Trust REMIC
0.47%, 05/19/35 (i)	188	128
2.94%, 07/19/35 (i)	882	712
HSBC Home Equity Loan Trust REMIC, 0.54%, 01/20/34 (i)	1,222	1,119

	Shares/Par (p)	Value
HSI Asset Securitization Corp. REMIC, 0.30%, 12/25/36 (i)	24	24
IndyMac Adjustable Rate Mortgage Trust REMIC, 1.96%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust REMIC, 2.55%, 01/25/36 (i)	900	564
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 09/15/20 (r)	4,600	4,422
5.34%, 05/15/47	1,900	1,989
5.44%, 06/12/47	11,300	11,916
5.42%, 01/15/49 (e)	6,400	6,750
5.79%, 02/12/51 (i)	14,500	15,618
5.88%, 02/15/51 (i)	700	749
JPMorgan Mortgage Trust REMIC
5.04%, 02/25/35 (i)	348	353
5.75%, 01/25/36	446	418
Long Beach Mortgage Loan Trust REMIC, 0.53%, 10/25/34 (i)	34	28
MASTR Asset Backed Securities Trust REMIC
0.30%, 01/25/37 (i)	534	181
0.33%, 05/25/37 (i)	253	241
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	183	169
0.74%, 06/15/30 (i)	371	365
Merrill Lynch Mortgage Investors Inc. REMIC
2.33%, 05/25/33 (i)	667	671
0.46%, 02/25/36 (i)	433	329
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.96%, 07/12/17 (i)	10,700	11,490
5.49%, 03/12/51 (i)	1,500	1,571
Mid-State Trust REMIC, 8.33%, 04/01/30	9	9
MLCC Mortgage Investors Inc. REMIC
1.25%, 10/25/35 (i)	193	168
0.50%, 11/25/35 (i)	344	309
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.29%, 01/25/37 (i)	152	148
Morgan Stanley Capital I REMIC
0.32%, 10/15/20 (i) (r)	273	263
5.81%, 12/12/49	100	108
Morgan Stanley Re-REMIC Trust REMIC, 5.81%, 04/12/17 (e) (i) (r)	800	864
Park Place Securities Inc. REMIC, 0.56%, 10/25/34 (i)	107	106
Prime Mortgage Trust REMIC
0.65%, 02/25/19 (i)	9	9
0.65%, 02/25/34 (i)	70	64
Securitized Asset Backed Receivables LLC Trust REMIC, 0.31%, 12/25/36 (i)	343	124
Sequoia Mortgage Trust REMIC, 0.60%, 10/19/26 (i)	76	66
SLM Student Loan Trust
0.60%, 01/25/15 (i)	253	253
0.30%, 10/25/16 (i)	90	90
2.91%, 12/16/19 (i) (r)	1,000	1,024
1.80%, 04/25/23 (i)	10,642	10,985
Structured Asset Mortgage Investments Inc. REMIC
0.91%, 09/19/32 (i)	73	66
0.50%, 07/19/35 (i)	868	816
0.38%, 03/25/37 (i)	1,621	992
Structured Asset Securities Corp. REMIC
2.68%, 02/25/32 (i)	3	2
0.54%, 01/25/33 (i)	10	9
0.30%, 10/25/36 (i)	51	50
Thornburg Mortgage Securities Trust REMIC
0.37%, 08/25/11 (i)	1,942	1,924

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
0.36%, 12/25/36 (i)	575	567
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	540	565
Wachovia Bank Commercial Mortgage Trust REMIC
0.34%, 06/15/20 (i) (r)	1,832	1,696
0.35%, 09/15/21 (i) (r)	5,863	5,811
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 02/25/31 (i)	1	1
1.71%, 08/25/42 (i)	169	152
1.51%, 11/25/42 (i)	93	82
0.54%, 10/25/45 (i)	188	162
Wells Fargo Mortgage Backed Securities Trust REMIC
4.91%, 01/25/35 (i)	947	951
2.77%, 03/25/36 (i)	937	833
2.91%, 04/25/36 (i)	5,104	4,687

Total Non-U.S. Government Agency Asset- Backed Securities (cost $205,074)		212,228

CORPORATE BONDS AND NOTES - 34.3%
CONSUMER DISCRETIONARY - 0.3%
Comcast Corp.
5.88%, 02/15/18	400	441
6.45%, 03/15/37	400	410
Ford Motor Co. Term Loan B, 3.01%, 12/15/13 (i)	2,481	2,478
Target Corp., 5.13%, 01/15/13	3,000	3,212
Volkswagen International Finance NV, 0.92%, 04/01/14 (i) (r)	2,600	2,601

		9,142
CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.13%, 09/11/15	2,500	2,599
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	110
Campbell Soup Co., 4.50%, 02/15/19	6,800	7,118
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,070
6.13%, 02/01/18 (e)	1,400	1,565
6.88%, 02/01/38	600	665
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,336
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (r)	4,000	4,030

		20,493
ENERGY - 2.7%
Chesapeake Energy Corp., 2.25%, 12/15/38 (e)	900	827
El Paso Corp.
8.05%, 10/15/30	600	683
7.80%, 08/01/31	800	887
Gaz Capital SA
6.21%, 11/22/16 (r)	300	328
9.25%, 04/23/19	7,900	9,825
Gazprom International SA, 7.20%, 02/01/20	104	112
Gazprom OAO, 9.63%, 03/01/13	200	227
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	7,047
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,609
Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	926
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	1,000	1,054
Peabody Energy Corp., 7.88%, 11/01/26	500	563

	Shares/Par (p)	Value
Petrobras International Finance Co.
5.88%, 03/01/18	1,300	1,377
8.38%, 12/10/18	700	844
7.88%, 03/15/19	16,800	19,725
Petroleos Mexicanos
8.00%, 05/03/19	6,500	7,806
5.50%, 01/21/21	6,900	7,003
Petroleum Export Ltd. Term Loan B, 3.31%, 12/20/12 (f)	3,817	3,808
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	501
Shell International Finance BV, 5.50%, 03/25/40	800	811
Total Capital SA, 4.45%, 06/24/20	1,000	1,021
Transocean Inc.
4.95%, 11/15/15	700	740
1.50%, 12/15/37 (e)	13,900	13,674

		83,398
FINANCIALS - 25.6%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	2,050
Ally Financial Inc.
6.88%, 08/28/12 (e)	2,400	2,520
7.50%, 12/31/13 (e)	10,000	10,763
3.51%, 02/11/14 (i)	700	702
8.30%, 02/12/15 (e)	1,400	1,535
6.25%, 12/01/17 (e) (r)	5,000	5,094
7.50%, 09/15/20 (r)	1,900	2,026
8.00%, 11/01/31 (e)	10,000	10,900
American Express Bank FSB
5.50%, 04/16/13 (r)	2,700	2,896
6.00%, 09/13/17	300	332
American Express Centurion Bank, 6.00%, 09/13/17	300	334
American Express Co., 7.00%, 03/19/18	2,100	2,454
American General Finance Corp.
0.56%, 12/15/11 (i)	10,300	9,946
4.88%, 07/15/12 (e)	500	491
American General Finance Corp. Term Loan, 7.25%, 04/16/15 (i)	1,000	1,001
American International Group Inc.
4.00%, 09/20/11, EUR	2,500	3,553
5.05%, 10/01/15	200	206
5.85%, 01/16/18	19,700	20,520
8.25%, 08/15/18	10,100	11,812
6.25%, 05/01/36 (e)	6,800	6,724
6.25%, 03/15/37 (i)	800	732
8.18%, 05/15/58 (i)	4,400	4,736
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,400
Australia & New Zealand Banking Group Ltd., 2.13%, 01/12/14 (e) (r)	6,400	6,402
Banco Santander Brazil SA, 2.41%, 03/18/14 (i) (r)	4,100	4,068
Banco Santander Chile SA, 1.55%, 04/20/12 (i) (r)	4,500	4,499
Bank of America Corp.
4.50%, 04/01/15	3,400	3,531
6.50%, 08/01/16	10,500	11,620
6.00%, 09/01/17	1,700	1,822
5.65%, 05/01/18	9,300	9,719
Bank of America NA
0.59%, 06/15/16 (i)	700	652
6.00%, 10/15/36	600	583
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (e) (r)	800	821
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,815

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Bank of Nova Scotia, 1.65%, 10/29/15 (r)	2,200	2,110
Barclays Bank Plc
5.93% (callable at 100 beginning 12/15/16) (m) (r)	5,000	4,650
7.43% (callable at 100 beginning 12/15/17) (m) (r)	15,000	15,000
5.45%, 09/12/12	10,700	11,350
2.38%, 01/13/14	5,200	5,229
5.00%, 09/22/16 (e)	10,600	11,238
6.05%, 12/04/17 (r)	1,600	1,667
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,203
6.50%, 03/10/21 (r)	2,400	2,372
Bear Stearns Cos. Inc., 6.95%, 08/10/12	3,500	3,768
BNP Paribas SA, 5.19%, (callable at 100 beginning 06/29/15) (m) (r)	4,100	3,936
BPCE SA, 2.38%, 10/04/13 (r)	900	899
Cemex 10 Capital SPV Ltd., 6.72%, (callable at 100 beginning 12/31/16) (m) (r)	1,000	775
CIT Group Inc., 5.25%, 04/01/14 (r)	800	805
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	9,800	10,192
Citigroup Inc.
5.50%, 08/27/12	1,500	1,580
5.63%, 08/27/12 (e)	1,000	1,051
5.30%, 10/17/12	600	633
5.50%, 04/11/13	13,900	14,873
5.85%, 07/02/13	400	431
5.50%, 10/15/14	10,900	11,757
6.00%, 08/15/17	2,200	2,390
8.50%, 05/22/19	1,000	1,234
6.13%, 08/25/36	1,700	1,621
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	2,300	2,419
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	15,500	16,585
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,907
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (e) (m) (q)	2,300	2,274
Deutsche Bank AG London, 6.00%, 09/01/17	3,000	3,326
Dexia Credit Local
0.96%, 09/23/11 (i) (r)	5,600	5,609
0.78%, 04/29/14 (e) (i) (r)	8,300	8,253
ENEL Finance International SA, 6.25%, 09/15/17 (r)	4,700	5,147
Export-Import Bank of Korea
1.05%, 03/03/12 (q), SGD	5,600	4,431
5.88%, 01/14/15	9,700	10,622
5.13%, 06/29/20	1,400	1,412
FCE Bank Plc, 7.13%, 01/16/12, EUR	4,000	5,839
Fibria Overseas Finance Ltd., 7.50%, 05/04/20 (r)	7,400	8,029
Fifth Third Bancorp, 8.25%, 03/01/38	10,200	12,172
FIH Erhvervsbank A/S, 0.68%, 06/13/13 (i) (r)	31,900	31,872
Ford Motor Credit Co. LLC
7.80%, 06/01/12	500	530
7.50%, 08/01/12 (e)	2,800	2,986
7.00%, 10/01/13	500	540
5.63%, 09/15/15 (e)	10,000	10,472
Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500	718
Gazprom - White Nights
10.50%, 03/08/14	1,000	1,205
10.50%, 03/25/14	300	362
General Electric Capital Corp.
0.49%, 01/08/16 (e) (i)	100	96
5.50%, 09/15/67 (r), EUR	6,100	7,888
6.38%, 11/15/67 (i)	3,200	3,288

	Shares/Par (p)	Value
GMAC LLC, 6.88%, 08/28/12 (e)	100	105
Goldman Sachs Group Inc.
1.43%, 05/23/16 (i), EUR	1,800	2,404
5.63%, 01/15/17	1,800	1,897
6.25%, 09/01/17 (e)	4,400	4,818
5.95%, 01/18/18	1,200	1,289
6.15%, 04/01/18	600	651
6.75%, 10/01/37 (e)	6,300	6,354
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	7,864
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	1,994
HSBC Holdings Plc
5.10%, 04/05/21	29,900	30,151
6.50%, 05/02/36	500	512
6.50%, 09/15/37	700	714
ING Bank NV, 1.11%, 03/30/12 (i) (r)	21,700	21,765
International Lease Finance Corp.
1.47%, 08/15/11 (i), EUR	2,800	3,894
5.55%, 09/05/12 (e)	4,200	4,284
6.75%, 09/01/16 (r)	1,900	2,033
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,595
1.45%, 09/26/13 (i), EUR	100	140
6.00%, 01/15/18	1,200	1,316
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,484
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300	305
Korea Development Bank, 8.00%, 01/23/14	1,200	1,370
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,961
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (f) (m)	200	187
7.87%, 12/17/19, GBP	1,900	2,896
6.44%, 05/23/20, EUR	3,100	3,866
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,608
8.88%, 02/07/20, EUR	1,200	1,735
LeasePlan Corp. NV, 3.13%, 02/10/12, EUR	3,500	5,015
Lehman Brothers Holdings Inc.
0.00%,11/24/08 (c) (d)	4,800	1,218
0.00%,12/23/08 (c) (d)	200	51
0.00%,04/03/09 (c) (d)	600	152
0.00%,11/10/09 (c) (d)	900	228
0.00%,11/16/09 (c) (d)	400	102
0.00%,06/15/11 (c) (d)	1,100	279
0.00%,07/18/11 (c) (d)	1,100	279
5.63%, 01/24/13 (c) (d)	1,600	416
6.20%, 09/26/14 (c) (d)	1,700	442
6.88%, 05/02/18 (c) (d)	1,000	263
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	600	638
6.40%, 08/28/17	1,900	2,071
MetLife Inc., 6.40%, 12/15/36 (i)	500	482
Metropolitan Life Global Funding I, 0.68%, 07/13/11 (i) (r)	14,500	14,508
Morgan Stanley
6.60%, 04/01/12	2,500	2,643
2.81%, 05/14/13 (i)	1,500	1,553
6.25%, 08/28/17	1,200	1,304
5.95%, 12/28/17	1,800	1,933
7.30%, 05/13/19 (e)	200	225
National Australia Bank Ltd., 5.35%, 06/12/13 (r)	1,900	2,044
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,546

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Nationwide Life Global Funding I, 5.45%, 10/02/12 (r)	16,200	17,040
Nordea Bank AB, 2.13%, 01/14/14 (e) (r)	900	898
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	16,437
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	949
Pacific LifeCorp, 6.00%, 02/10/20 (r)	900	958
Petroleum Export Ltd., 5.27%, 06/15/11 (r)	17	17
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,829
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800	614
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (r)	300	297
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (m) (r)	2,100	1,877
Royal Bank of Scotland Plc
0.71%, 04/08/11 (i) (r)	8,100	8,100
1.45%, 10/20/11 (r)	22,900	23,041
3.00%, 12/09/11 (r)	6,700	6,820
2.63%, 05/11/12 (r)	2,100	2,146
4.88%, 08/25/14 (r)	400	415
3.95%, 09/21/15 (e)	500	500
4.38%, 03/16/16	12,400	12,479
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,563
Santander Finance Preferred SA Unipersonal, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,213
Santander US Debt SA Unipersonal
1.11%, 03/30/12 (i) (r)	13,100	12,978
2.99%, 10/07/13 (r)	8,800	8,745
SLM Corp.
5.40%, 10/25/11	5,324	5,432
5.13%, 08/27/12	500	516
3.13%, 09/17/12, EUR	2,500	3,411
1.50%, 06/17/13 (i), EUR	1,250	1,623
6.25%, 01/25/16	100	104
8.45%, 06/15/18 (e)	3,400	3,808
8.00%, 03/25/20	1,100	1,199
5.63%, 08/01/33	800	684
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	1,736
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,551
State Street Capital Trust III, 5.30%, (callable at 100 beginning 03/15/13) (m)	1,700	1,702
State Street Capital Trust IV, 1.31%, 06/15/37 (i)	200	165
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,293
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (r)	6,000	5,942
Svenska Handelsbanken AB, 1.31%, 09/14/12 (i) (r)	17,000	17,146
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	489
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	1,825
TNK-BP Finance SA, 6.13%, 03/20/12 (r)	300	313
TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	990
UBS AG Stamford
1.41%, 02/23/12 (i)	1,600	1,612
1.30%, 01/28/14 (i)	1,000	1,009
5.88%, 12/20/17	1,200	1,310
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (m)	10,000	9,875
USB Capital IX, 6.19%, (callable at 100 beginning 04/15/11) (m)	200	168
VEB Finance Ltd., 6.90%, 07/09/20 (r)	23,500	25,291
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,117

	Shares/Par (p)	Value
Wachovia Corp.
0.41%, 10/15/11 (i)	3,200	3,203
5.75%, 02/01/18	4,300	4,737
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,400	2,628
Westpac Banking Corp.
0.78%, 07/16/14 (i) (r)	1,000	1,004
3.59%, 08/14/14 (r)	1,800	1,889
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (r)	175	174

		794,451
HEALTH CARE - 0.7%
Amgen Inc., 6.15%, 06/01/18	7,300	8,380
AstraZeneca Plc, 5.90%, 09/15/17	600	685
Novartis Capital Corp., 4.13%, 02/10/14	5,800	6,203
Roche Holdings Inc., 7.00%, 03/01/39 (l) (r)	3,600	4,383
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,699

		21,350
INDUSTRIALS - 0.6%
CSN Islands XI Corp., 6.88%, 09/21/19 (r)	700	777
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,413
Noble Group Ltd.
4.88%, 08/05/15 (r)	1,000	1,035
6.75%, 01/29/20	2,600	2,782
Union Pacific Corp., 5.70%, 08/15/18	4,000	4,479

		17,486
INFORMATION TECHNOLOGY - 0.9%
Dell Inc., 4.70%, 04/15/13	3,600	3,834
International Business Machines Corp., 5.70%, 09/14/17	13,200	14,940
Oracle Corp.
4.95%, 04/15/13	4,200	4,525
5.75%, 04/15/18	4,100	4,591

		27,890
MATERIALS - 0.8%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	3,064
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,295
6.15%, 10/24/36 (e) (r)	200	220
Gerdau Holdings Inc.
7.00%, 01/20/20 (r)	4,400	4,873
5.75%, 01/30/21 (e) (r)	6,400	6,480
Nucor Corp., 5.75%, 12/01/17	2,400	2,716
Rio Tinto Alcan Inc., 4.88%, 09/15/12	4,300	4,525
Rohm & Haas Co., 6.00%, 09/15/17 (e)	900	994
Vale Overseas Ltd.
6.25%, 01/23/17	300	334
6.88%, 11/21/36	300	319

		25,820
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.
4.95%, 01/15/13	2,000	2,130
5.50%, 02/01/18 (e)	2,000	2,183
6.30%, 01/15/38	1,400	1,411
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	289
4.75%, 02/16/21 (r)	200	187
Qwest Corp., 7.63%, 06/15/15	800	920
Telecom Italia Capital SA, 0.91%, 07/18/11 (i)	6,900	6,901
TELUS Corp., 8.00%, 06/01/11	2,528	2,558
Verizon Wireless Capital LLC
2.91%, 05/20/11 (i)	4,900	4,917

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
5.25%, 02/01/12	9,900	10,262

		31,758
UTILITIES - 1.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,600
CMS Energy Corp., 5.05%, 02/15/18	2,300	2,291
Electricite de France SA
5.50%, 01/26/14 (r)	1,600	1,753
6.50%, 01/26/19 (e) (r)	1,600	1,834
6.95%, 01/26/39 (r)	1,600	1,860
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,146
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,497
7.75%, 01/20/20 (r)	5,000	5,625
NRG Energy Inc., 8.25%, 09/01/20 (e) (r)	3,500	3,640
NV Energy Inc., 6.25%, 11/15/20	1,800	1,832

		32,078

Total Corporate Bonds and Notes (cost $1,011,960)		1,063,866

GOVERNMENT AND AGENCY OBLIGATIONS - 40.7%
GOVERNMENT SECURITIES - 10.0%
Federal National Mortgage Association - 0.6% (w)
Federal National Mortgage Association, 0.50%, 10/30/12	17,400	17,348
Municipals - 3.2%
Bay Area Toll Authority, Toll Bridge Revenue, RB, Series S1, 7.04%, 04/01/50	3,400	3,470
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	722
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	996
California State University, 6.43%, 11/01/30	1,400	1,414
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,073
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	321
6.20%, 12/01/40	1,000	929
6.90%, 12/01/40 - 12/01/40	4,100	4,022
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	9,406
County of Clark Nevada, 6.82%, 07/01/45	1,600	1,584
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	4,598
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,864
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	17,181
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,247
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	5,512
Los Angeles Unified School District Series A-1 (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,581
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	8,632
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	4,410
North Carolina Turnkpike Authority, Series B, 6.70%, 01/01/39	2,000	2,071
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	1,818

	Shares/Par (p)	Value
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,053
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	815	618
State of California, 7.95%, 03/01/36	600	641
State of California Various Purpose Bond
7.50%, 04/01/34	600	646
5.65%, 04/01/39	600	630
7.55%, 04/01/39	600	652
State of Illinois
4.07%, 01/01/14	2,400	2,397
6.90%, 03/01/35	1,000	975
6.73%, 04/01/35	900	863
State of Iowa, 6.75%, 06/01/34	4,100	4,302
State of Texas, 4.75%, 04/01/35	500	485
Texas State Transportation Commission, Highway Revenue Tolls, RB, Series B, 5.18%, 04/01/30	1,000	983
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	225	203
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,700	1,184
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	5,483
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	1,400	952

		98,918
Sovereign - 3.1%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17, EUR	1,000	1,353
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/12 - 01/01/17, BRL	2,662	1,489
Canada Housing Trust No. 1
3.95%, 12/15/11, CAD	900	946
4.00%, 06/15/12, CAD	4,800	5,094
4.80%, 06/15/12, CAD	3,600	3,856
4.55%, 12/15/12, CAD	8,300	8,954
2.75%, 12/15/15 (q), CAD	4,000	4,100
3.35%, 12/15/20, CAD	7,000	6,995
Canadian Government Bond
1.75%, 03/01/13, CAD	9,500	9,789
2.50%, 09/01/13, CAD	7,600	7,933
2.00%, 12/01/14, CAD	5,500	5,593
4.50%, 06/01/15, CAD	700	778
3.00%, 12/01/15, CAD	800	837
Export-Import Bank of China, 4.88%, 07/21/15 (r)	200	215
Instituto de Credito Oficial, 2.94%, 03/25/14 (i) (q), EUR	5,100	7,219
Mexican Bonos, 6.00%, 06/18/15, MXN	24,700	2,016
Panama Government International Bond, 7.25%, 03/15/15	400	465
Province of Ontario, Canada
4.30%, 03/08/17, CAD	1,200	1,301
4.20%, 03/08/18, CAD	300	321
5.50%, 06/02/18, CAD	700	805
4.40%, 06/02/19, CAD	2,400	2,571
4.70%, 06/02/37, CAD	6,100	6,445
4.60%, 06/02/39, CAD	1,700	1,774
Province of Quebec, Canada, 4.50%, 12/01/16, CAD	100	110
Republic of Korea, 4.38%, 08/10/15	7,200	7,475
Republic of South Africa Government Bond, 5.88%, 05/30/22	100	107
Russian Foreign Bond, 3.63%, 04/29/15	500	506

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Societe Financement de l’Economie Francaise
2.13%, 05/20/12, EUR	300	428
0.50%, 07/16/12 (i) (r)	2,000	2,005
3.38%, 05/05/14 (r)	4,200	4,410
United Mexican States, 6.05%, 01/11/40	1,500	1,545

		97,435
Treasury Inflation Index Securities - 3.1%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 - 01/15/27 (n)	21,917	24,461
2.00%, 01/15/26 (e) (n)	17,531	18,712
1.75%, 01/15/28 (n)	37,107	37,821
2.50%, 01/15/29 (n)	11,693	13,245
3.88%, 04/15/29 (n)	1,875	2,510

		96,749
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.7%
Federal Home Loan Mortgage Corp. - 3.5%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 08/01/38	35,323	38,450
2.78%, 07/01/27 (i)	1	1
7.50%, 03/01/32 (f)	179	178
6.00%, 04/03/35, TBA (g)	1,000	1,086
5.50%, 12/01/36 - 08/15/40	20,869	22,295
4.50%, 09/01/38 - 03/01/41	6,661	6,779
4.50%, 04/15/41, TBA (g)	25,000	25,398
REMIC, 0.41%, 07/15/19 - 08/15/19 (i)	3,057	3,039
REMIC, 7.00%, 05/15/23	248	275
REMIC, 0.71%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,491	8,387
REMIC, 0.29%, 12/25/36 (i)	1,636	1,627
REMIC, 1.52%, 02/25/45 (i)	89	86

		107,605
Federal National Mortgage Association - 26.5%
Federal National Mortgage Association
6.00%, 05/01/16 - 08/01/40	93,447	101,854
5.50%, 04/01/20 - 05/01/36 , TBA (g)	63,000	67,220
4.50%, 05/01/20 - 04/01/34 , TBA (g)	362,800	370,933
5.50%, 04/01/22 - 05/01/40	50,755	54,471
6.50%, 07/01/29 - 03/01/38	4,043	4,539
5.00%, 02/01/34 - 03/01/35	7,573	7,978
6.00%, 04/15/34, TBA (g)	36,000	39,150
4.50%, 05/01/34 - 03/01/41	22,051	22,487
2.20%, 01/01/35 (i)	1,587	1,643
5.00%, 05/01/36, TBA (g)	119,000	124,095
5.50%, 08/01/37 (o)	18,251	19,613
1.71%, 09/01/40 (i)	10	10
1.51%, 06/01/43 (i)	515	515
REMIC, 5.00%, 02/25/17 - 04/25/33	480	513
REMIC, 2.54%, 05/25/35 (i)	123	126
REMIC, 0.70%, 09/25/35 (i)	3,941	3,935
REMIC, 0.56%, 04/25/37 (i)	1,955	1,945
REMIC, 0.31%, 07/25/37 (i)	978	965
REMIC, 6.50%, 12/25/42	70	82
REMIC, 0.60%, 03/25/44 (i)	495	479

		822,553
Government National Mortgage Association - 0.0%
Government National Mortgage Association
3.38%, 05/20/26 - 05/20/30 (i)	84	87
2.75%, 02/20/32 (i)	64	66
3.00%, 02/20/32 (i)	44	45

		198
Small Business Administration Participation Certificates - 0.7%
Small Business Administration Participation Certificates
6.29%, 01/01/21	22	24

	Shares/Par (p)	Value
5.13%, 09/01/23	46	49
5.52%, 06/01/24	1,010	1,078
5.29%, 12/01/27	864	923
5.16%, 02/01/28	9,535	10,054
5.49%, 03/01/28	8,736	9,325

		21,453

Total Government and Agency Obligations (cost $1,248,789)		1,262,259

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Motors Liquidation Co. (c) (d)	128	928
FINANCIALS - 0.7%
American International Group Inc., Convertible Preferred	44	196
DG Funding Trust, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	3,175
GMAC Capital Trust I	740	18,870

		22,241

Total Preferred Stocks (cost $23,610)		23,169

COMMON STOCKS - 0.0%
American International Group Inc. (c) (e)	2	64

Total Common Stocks (cost $95)		64

SHORT TERM INVESTMENTS - 44.4%
Certificates of Deposit - 1.8%
Banco Bradesco SA, 1.36%, 06/27/11	$28,600	28,579
Bank of Nova Scotia, 0.56%, 08/09/12 (i)	7,600	7,597
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	15,299
Itau Usa Securities Inc., 1.45%, 12/05/11	2,700	2,671

		54,146
Commercial Paper - 3.4%
Kells Fund LLC
0.27%, 04/04/11	55,900	55,899
0.32%, 08/01/11	26,900	26,871
Straight-A Funding LLC
0.25%, 05/11/11	15,800	15,795
0.25%, 05/16/11	1,900	1,900
0.25%, 05/11/11	6,000	5,998

		106,463
Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	193,550	193,550
Treasury Securities - 33.0%
Japan Treasury Bill
0.11%, 04/25/11, JPY	13,110,000	157,597
0.11%, 06/13/11, JPY	50,000	601
U.S. Treasury Bill
0.16%, 08/25/11 (e)	$25,500	25,486
0.16%, 07/14/11 (e) (o)	41,010	40,998
0.18%, 07/21/11 (e) (o)	92,109	92,080
0.14%, 08/04/11 (e)	19,500	19,493
0.16%, 08/11/11 (e) (o)	134,900	134,838
0.15%, 08/18/11 (e) (o)	423,300	423,079
0.14%, 09/08/11	85,000	84,943
0.14%, 09/15/11	29,400	29,378
0.05%, 04/07/11 (e)	16,000	16,000

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
0.16%, 07/28/11 (e)	463	463

		1,024,956

Total Short Term Investments (cost $1,381,062)		1,379,115

Total Investments - 127.0% (cost $3,870,590)		3,940,701
Total Forward Sales Commitments - (1.0)% (proceeds $30,642)		(30,649)
Other Assets and Liabilities, Net - (26.0%)		(805,955)

Total Net Assets - 100.0%		$3,104,097

Forward Sales Commitments - 1.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Securities - 0.2%
U.S. Treasury Note
2.63%, 11/15/20	$800	$747
3.63%, 02/15/21	4,600	4,665
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal National Mortgage Association - 0.8%
Federal National Mortgage Association
5.50%, 04/12/36, TBA (g)	22,600	24,168
5.50%, 03/13/37	1,000	1,069

Total Forward Sales Commitments - 1.0% (proceeds $30,642)		$30,649

JNL/PPM America Floating Rate Income Fund (t)
CORPORATE BONDS AND NOTES - 10.2%
CONSUMER DISCRETIONARY - 2.3%
Cablevision Systems Corp., 8.63%, 09/15/17	$1,000	$1,112
Ford Motor Co., 7.45%, 07/16/31	1,000	1,083
Harrah’s Operating Co. Inc., 10.75%, 02/01/16	1,000	935
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	901
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,003
MGM Resorts International, 11.13%, 11/15/17	1,000	1,145
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,057
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,060

		8,296
ENERGY - 1.7%
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,040
Chesapeake Energy Corp., 6.63%, 08/15/20	1,000	1,065
El Paso Corp., 7.80%, 08/01/31	1,000	1,109
Kinder Morgan Kansas Inc., 6.50%, 09/01/12	1,000	1,060
Linn Energy LLC, 8.63%, 04/15/20 (r)	1,000	1,110
Tesoro Corp., 6.50%, 06/01/17	1,000	1,030

		6,414
FINANCIALS - 1.5%
Ally Financial Inc., 8.00%, 11/01/31	1,000	1,110
CIT Group Inc., 7.00%, 05/01/17	1,000	1,001
International Lease Finance Corp., 9.00%, 03/15/17 (r)	1,000	1,125
Nielsen Finance LLC, 7.75%, 10/15/18 (r)	1,000	1,073
Reynolds Group Inc., 7.75%, 10/15/16 (r)	1,000	1,058

		5,367

	Shares/Par (p)	Value
HEALTH CARE - 0.3%
HCA Inc., 8.50%, 04/15/19	1,000	1,110
INDUSTRIALS - 1.2%
BE Aerospace Inc., 8.50%, 07/01/18	1,000	1,107
Delta Air Lines Inc., 12.25%, 03/15/15 (r)	1,000	1,120
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,030
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,045

		4,302
INFORMATION TECHNOLOGY - 0.3%
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,050
MATERIALS - 1.4%
Ball Corp., 5.75%, 05/15/21	1,000	980
Georgia-Pacific LLC, 5.40%, 11/01/20 (r)	1,000	987
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	1,009
Momentive Performance Materials Inc., 9.00%, 01/15/21 (r)	1,000	1,034
Steel Dynamics Inc., 6.75%, 04/01/15	1,000	1,024

		5,034
TELECOMMUNICATION SERVICES - 0.9%
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,079
Sprint Capital Corp., 6.88%, 11/15/28	1,000	922
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r)	1,000	1,150

		3,151
UTILITIES - 0.6%
AES Corp., 9.75%, 04/15/16	1,000	1,148
NRG Energy Inc., 7.38%, 02/01/16	1,000	1,035

		2,183

Total Corporate Bonds and Notes (cost $36,573)		36,907

VARIABLE RATE SENIOR LOAN INTERESTS - 89.0% (i)
CONSUMER DISCRETIONARY - 26.1%
Acosta Inc. Term Loan, 4.75%, 02/22/18	1,400	1,401
Advantage Sales & Marketing 1st Lien Term Loan, 5.25%, 12/17/17	1,995	1,996
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	2,000	1,997
Allison Transmission Inc. Term Loan
3.01%, 08/07/14	782	774
3.01%, 08/07/14	66	66
3.01%, 08/07/14	335	332
3.01%, 08/07/14	782	774
3.01%, 08/07/14	1,034	1,024
AMC Entertainment Inc. Term Loan, 3.51%, 12/16/16	1,995	1,987
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	123
3.55%, 07/26/16	1,877	1,876
Atlantic Broadband Term Loan B, 4.00%, 03/08/16	430	431
AutoTrader.com Inc. New Term Loan, 4.75%, 12/15/16	2,000	2,010
Bass Pro Group LLC Term Loan
5.00%, 04/12/15	1,511	1,518
5.00%, 04/12/15	126	126
5.00%, 04/12/15	252	253
5.00%, 04/12/15	96	96
5.67%, 04/12/15	15	15

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Burger King Corp. Term Loan B, 4.50%, 10/19/16	1,995	1,992
Carmike Cinemas Inc. Initial Term Loan, 5.50%, 01/27/16	934	936
Cedar Fair LP U.S.Term Loan I, 4.00%, 12/15/17	2,000	2,010
Cequel Communications LLC 1st Lien Term Loan, 2.26%, 11/05/13	1,995	1,979
Charter Communications Operating LLC Term Loan, 3.56%, 09/06/16	2,000	1,999
Clarke American Corp. Term Loan B
2.76%, 06/30/14	403	383
2.76%, 06/30/14	294	279
2.80%, 06/30/14	636	604
2.80%, 06/30/14	244	231
2.80%, 06/30/14	419	398
Dollar General Corp. Term Loan B-1, 3.01%, 07/06/14	551	551
Dollar General Corp. Term Loan B-2, 3.05%, 07/06/14	419	419
Dollar General Corp. Term Loan B-3, 3.05%, 07/06/14	419	419
Dollar General Corp. Term Loan B-4, 3.01%, 07/06/14	533	533
Dollar General Corp. Term Loan B-5, 3.00%, 07/06/14	78	78
Ford Motor Co. Term Loan B
3.01%, 12/15/13	573	573
3.01%, 12/15/13	1,316	1,315
3.01%, 12/15/13	100	100
FoxCo Acquisition Sub LLC Term Loan B, 6.00%, 07/14/15	1,500	1,499
FTD Group Inc. Term Loan B, 6.75%, 08/04/14	1,000	1,002
GNC Corp. Term Loan B
4.25%, 03/04/18	1,000	999
4.25%, 03/04/18	560	560
Goodyear Engineered Products Delayed Draw Term Loan, 2.77%, 07/31/14	125	116
Goodyear Engineered Products Term Loan B, 2.77%, 07/31/14	1,870	1,728
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	1,120	1,118
Harbor Freight Tools USA Term Loan B, 6.50%, 12/17/17	1,995	2,012
Hargray 1st Lien Term Loan B
2.56%, 06/29/14	726	717
2.56%, 06/29/14	234	231
2.56%, 06/29/14	40	40
Harrah’s Operating Co. Inc. Term Loan B-2, 3.00%, 01/28/15	1,000	929
Isle of Capri Casinos Inc. Term Loan B, 3.50%, 03/22/17	988	992
J. Crew Group Inc. Term Loan
4.75%, 03/07/17	4	3
4.75%, 03/07/17	349	348
4.75%, 03/07/17	1,047	1,044
Jarden Corp. Term Loan B, 5.25%, 01/31/17	1,976	1,989
JRD Holdings Inc. Term Loan B, 2.50%, 07/02/14	2,000	1,991
Knology Inc. Term Loan B, 4.00%, 08/28/17	1,400	1,397
Las Vegas Sands LLC Extended Term Loan B, 3.04%, 11/23/16	1,665	1,625
Las Vegas Sands LLC Delayed Draw Term Loan, 3.04%, 11/23/16	334	326
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,995	2,000
NDS Treasury LLC Term Loan B, 4.00%, 03/18/18	840	837

	Shares/Par (p)	Value
Neiman Marcus Group Term Loan B-2, 4.31%, 04/06/16	2,000	2,003
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.38%, 06/14/14	69	67
2.56%, 06/14/14	19	19
OSI Restaurant Partners LLC Term Loan B, 2.63%, 06/14/14	912	886
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	1,782	1,786
Pilot Travel Centers LLC Term Loan B, 3.25%, 03/30/18	2,000	2,008
Regal Cinemas Corp. Term Loan, 3.55%, 08/23/17	1,955	1,958
Rent-A-Center Inc. Extended Term Loan B
3.31%, 03/31/15	843	837
3.31%, 03/31/15	271	269
Rent-A-Center Inc. Extended Term Loan C, 3.31%, 03/31/15	885	879
Reynolds Group Holdings Term Loan E
4.25%, 02/09/18	707	710
4.25%, 02/09/18	366	367
4.25%, 02/09/18	628	630
Roundy’s Inc. Extended Term Loan, 5.00%, 11/03/13	2,000	2,004
Rovi Corp. Term Loan A, 2.82%, 02/07/16	500	499
Rovi Corp. Term Loan B, 4.00%, 02/07/18	500	503
Sabre Inc. Term Loan
2.26%, 09/30/14	362	341
2.30%, 09/30/14	628	591
Sally Holdings LLC Term Loan B
2.51%, 11/16/13	1,249	1,247
2.51%, 11/16/13	711	710
Savers Inc. Term Loan, 4.25%, 03/04/17	2,000	2,012
ServiceMaster Co. Delayed Draw Term Loan, 2.76%, 07/24/14	181	177
ServiceMaster Co. Term Loan
2.77%, 07/24/14	696	683
2.77%, 07/24/14	727	713
2.81%, 07/24/14	391	384
Tenneco Inc. Term Loan B, 4.50%, 06/03/16	2,000	2,005
Univision Communications First Lien Term Loan, 4.51%, 03/31/17	2,974	2,900
UPC Financing Partnership Term Loan X, 3.76%, 12/31/17	2,897	2,898
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	2,394	2,388
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.56%, 06/30/14	204	199
2.60%, 06/30/14	796	779
Weather Channel Term Loan, 4.25%, 02/11/17	998	1,004
Wendy’s/Arby’s Restaurants, LLC Term Loan, 5.00%, 05/24/17	1,900	1,911
WideOpenWest Finance LLC 1st Lien New Term Loan
2.76%, 06/28/14	1,000	949
4.68%, 06/28/14	—	—
WideOpenWest Finance LLC New Term Loan A
6.76%, 06/28/14	1,999	2,001
8.75%, 06/28/14	—	—
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	680	679

		95,097
CONSUMER STAPLES - 4.1%
Darling International Term Loan
5.00%, 12/17/16	667	670

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
5.00%, 12/17/16	200	201
5.67%, 12/17/16	200	201
Del Monte New Term Loan B, 4.50%, 02/16/18	1,000	1,002
DineEquity Inc. Term Loan B-1, 4.25%, 10/19/17	664	669
Dunkin Brands Term Loan B1
4.25%, 11/23/17	1,995	2,007
5.25%, 11/23/17	5	5
Green Mountain Coffee, Inc. Term Loan B, 5.50%, 12/20/16	2,000	2,015
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	700	704
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	1,300	1,302
Spectrum Brands Inc. Term Loan
5.00%, 06/17/16	549	552
5.00%, 06/17/16	441	444
6.16%, 06/17/16	10	10
SUPERVALU Inc. Term Loan B-2, 3.51%, 10/05/15	3,135	3,137
Wm. Bolthouse Farms Inc. Term Loan B, 5.50%, 02/11/16	1,966	1,981

		14,900
ENERGY - 3.1%
Calpine Corp. Term Loan, 4.50%, 03/07/18	2,000	2,006
EquiPower Resources Holdings LLC Term Loan B, 5.75%, 01/26/18	2,000	2,015
Helix Energy Solutions Group Inc. Term Loan
2.50%, 07/01/13	1,161	1,147
2.51%, 07/01/13	1,104	1,090
Hercules Offshore Term Loan, 6.00%, 07/11/13	1,000	987
Oxbow Carbon LLC Term Loan B-1
3.76%, 05/08/16	149	150
3.80%, 05/08/16	1,851	1,860
Texas Competitive Electric Holdings Co. LLC Term Loan B-2
3.76%, 10/10/14	798	671
3.80%, 10/10/14	72	61
3.80%, 10/10/14	1,125	947
Walter Energy Inc. Term Loan B, 3.00%, 03/04/18	280	282

		11,216
FINANCIALS - 9.8%
Altegrity Inc. Term Loan, 3.06%, 02/21/15	2,000	1,972
American General Finance Corp. Term Loan, 7.25%, 04/21/15	3,000	3,002
AmWINS Group Inc. 1st Lien Term Loan
2.81%, 06/08/13	422	418
2.82%, 06/08/13	578	572
Asurion LLC Term Loan B-2
6.75%, 03/31/15	1,106	1,118
6.75%, 03/31/15	889	898
Capital Automotive LLC Term Loan B, 5.00%, 03/15/17	2,497	2,471
CNO Financial Group Inc. Term Loan, 7.50%, 09/30/16	867	871
CPG International I Inc. 1st Lien Term Loan, 6.00%, 02/18/16	1,600	1,599
Fidelity National Information Services Term Loan B
5.25%, 07/18/16	1,995	2,007
5.25%, 07/18/16	5	5
First American Payment Systems Term Loan
6.75%, 10/28/16	650	655
6.75%, 10/28/16	350	353
Goodman Global Inc. Initial Term Loan, 5.75%, 10/28/16	3,000	3,007

	Shares/Par (p)	Value
HarbourVest Partners, LP 1st Lien Term Loan
6.25%, 12/25/16	25	25
6.25%, 12/25/16	963	967
Hub International Holdings, Inc. Delayed Draw Term Loan
2.80%, 06/13/14	176	173
2.80%, 06/13/14	84	82
2.80%, 06/13/14	107	105
Hub International Holdings, Inc. Term Loan B, 2.80%, 06/13/14	1,633	1,606
Information Resources Inc. Term Loan
3.25%, 05/16/14	154	154
3.31%, 05/16/14	321	321
3.31%, 05/16/14	214	214
5.25%, 05/16/14	6	6
KAR Holdings Inc. Incremental Term Loan
3.02%, 10/21/13	641	639
3.02%, 10/21/13	1,704	1,697
3.02%, 10/21/13	655	653
KIK Custom Products Inc. Canadian Term Loan, 2.56%, 05/31/14	146	127
KIK Custom Products Inc. U.S. Term Loan, 2.56%, 05/31/14	851	739
Nielsen Finance LLC Term Loan Class C, 3.76%, 05/02/16	1,995	1,988
Nuveen Investments Inc. Extended Term Loan
5.80%, 05/13/17	1,632	1,635
5.80%, 05/13/17	162	162
5.80%, 05/13/17	1,206	1,209
Realogy Corp. Extended Term Loan
4.51%, 10/10/16	104	98
4.56%, 10/10/16	615	577
Sedgwick CMS Holdings Term Loan B-1, 5.00%, 12/31/16	518	518
TransUnion LLC Term Loan, 4.75%, 02/11/18	1,000	1,004
West Corp. Term Loan B-4
4.55%, 07/15/16	258	259
4.56%, 07/15/16	439	440
4.71%, 07/15/16	295	295
West Corp. Term Loan B-5, 4.55%, 07/15/16	360	361
West Corp. Term Loan B-6, 4.56%, 07/15/16	225	225
West Corp. Term Loan B-7, 4.71%, 07/15/16	408	409

		35,636
HEALTH CARE - 15.6%
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	1,000	997
5.50%, 02/11/17	569	567
5.50%, 02/11/17	97	97
5.50%, 02/11/17	333	332
Carestream Health Inc. Term Loan, 5.00%, 02/23/17	1,960	1,922
Community Health Systems Delayed Draw Term Loan, 2.54%, 07/25/14	146	145
Community Health Systems Term Loan, 2.54%, 07/25/14	2,848	2,817
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,000	2,002
Da Vita Inc. Term Loan B, 4.50%, 10/20/16	2,000	2,007
Fenwal Inc. 1st Lien Term Loan B, 2.56%, 02/28/14	854	802
Fenwal Inc. Delayed Draw Term Loan, 2.56%, 02/28/14	146	138
Gentiva Health Services Inc. Term Loan B1, 4.75%, 08/17/16	2,000	2,013
Grifols Inc. Term Loan B, 4.25%, 11/23/16	1,000	1,006
HCA Inc. Term Loan B-1, 2.55%, 11/18/13	4,000	3,979

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
HCR ManorCare Inc. Term Loan, 3.50%, 03/09/18	2,000	1,962
Health Management Associates Inc. Term Loan, 2.05%, 02/28/14	1,994	1,974
IMS Health Inc. Dollar Term Loan B
4.75%, 02/26/16	474	476
5.25%, 02/26/16	557	560
5.25%, 02/26/16	142	143
Inventiv Health Inc. Term Loan B, 4.75%, 05/11/11	2,000	2,003
Inverness Medical Innovations 1st Lien Term Loan B
2.26%, 06/26/14	806	794
2.26%, 06/26/14	1,151	1,134
2.26%, 06/26/14	43	42
Kindred Healthcare, Inc. Term Loan, 0.00%, 04/04/18 (x)	1,976	1,973
Manor Care Inc. Term Loan B, 2.76%, 12/22/14	3,000	2,989
Multiplan Inc. Term Loan, 4.75%, 08/26/17	2,976	2,980
PTS Acquisition Corp. Dollar Term Loan, 2.51%, 04/13/14	1,995	1,937
Quintiles Transnational Corp. Term Loan B, 2.31%, 03/31/13	1,995	1,985
Radnet Management Inc. Term Loan B
5.75%, 04/06/16	1,995	1,997
5.92%, 04/06/16	5	5
RehabCare Group Inc. Term Loan B, 6.00%, 11/30/15	1,916	1,914
Renal Advantage Holdings Term Loan B, 5.75%, 12/17/16	1,995	2,012
Select Medical Corp.Term Loan B, 3.75%, 08/22/14	1,919	1,916
Surgical Care Affiliates LLC Term Loan, 2.30%, 12/29/14	1,995	1,934
Universal Health Services Term Loan B
5.50%, 11/15/16	1,969	1,978
5.50%, 11/15/16	797	800
Vanguard Health Systems Term Loan B, 5.00%, 01/29/16	2,000	2,004
Warner Chilcott Plc Term Loan B-2, 4.25%, 03/15/18	527	530
Warner Chilcott Plc Term Loan B-3, 4.25%, 03/15/18	724	729
Warner Chilcott Plc Term Loan B-1, 4.25%, 03/15/18	1,054	1,061

		56,656
INDUSTRIALS - 8.7%
Aquilex Holdings LLC Term Loan, 5.50%, 04/01/16	997	995
Bombardier Recreational Products Term Loan B
2.81%, 06/28/13	1,122	1,109
2.81%, 06/28/13	878	867
Brickman Group Holdings Term Loan B, 7.25%, 10/14/16	1,995	2,033
Dyncorp International Inc. Term Loan, 6.25%, 07/07/16	1,824	1,830
Earthbound Holdings III LLC Term Loan, 4.00%, 12/21/16	2,112	2,118
Edwards Ltd. Extended Term Loan, 4.00%, 05/31/16	1,000	996
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	998	994
EnergySolutions LLC Term Loan B
4.50%, 08/10/16	1,000	1,004
6.25%, 08/10/16	1,000	1,004
Hertz Corp. Term Loan B
2.75%, 03/09/18	1,000	1,001

	Shares/Par (p)	Value
3.75%, 03/09/18	1,400	1,401
Metaldyne LLC Initial Term Loan, 7.75%, 10/22/16	1,000	1,016
Novelis Inc. Term Loan, 4.00%, 03/10/17	998	999
Polypore Inc. Incremental Term Loan, 2.27%, 07/03/14	1,995	1,975
RBS Global & Rexnord LLC Term Loan B
2.81%, 07/19/13	702	696
2.81%, 07/19/13	1,298	1,289
Sensata Technologies Finance Co., LLC Term Loan
2.03%, 04/27/13	5	5
2.05%, 04/27/13	1,995	1,974
Swift Transportation Co. Inc. Term Loan, 6.00%, 12/21/16	1,887	1,896
TASC Inc. Term Loan B, 5.75%, 12/18/15	1,000	1,001
TransDigm Inc. Term Loan, 5.25%, 02/14/17	559	562
Transtar Industries Inc. 1st Lien Term Loan
3.25%, 12/17/16	1,000	994
4.50%, 12/17/16	1,000	994
UCI International Inc. Term Loan, 5.50%, 03/23/17	2,000	2,012
ValleyCrest Companies LLC Term Loan A, 6.50%, 10/04/16	1,000	992

		31,757
INFORMATION TECHNOLOGY - 6.1%
Attachmate Corp. Term Loan, 5.00%, 03/04/17	840	833
AVG Technologies NV Term Loan, 7.50%, 03/15/16	1,700	1,668
Brocade Communications Systems Inc. Term Loan, 7.00%, 10/07/13	887	889
CommScope Inc. Term Loan
5.00%, 01/14/18	1,350	1,358
5.00%, 01/14/18	150	151
First Data Corp. Term Loan B-3, 3.00%, 09/24/14	2,000	1,915
Freescale Semiconductor Inc. Term Loan B, 4.51%, 12/01/16	2,990	2,970
Kronos Incorporated 1st Lien Term Loan, 2.05%, 06/11/14	997	985
Mediacom Broadband Term Loan D-2, 1.99%, 01/31/15	3,000	2,899
Nuance Communications Inc. Term Loan, 2.02%, 03/31/13	1,000	991
Nuance Communications Inc. Term Loan B-1, 2.01%, 03/31/13	1,000	992
Reynolds & Reynolds Term Loan, 5.25%, 04/21/17	1,426	1,423
SunGard Data Systems Inc. Term Loan B
3.91%, 02/28/16	2,866	2,868
3.91%, 02/28/16	134	134
Verint Systems Inc. Term Loan, 5.25%, 05/25/14	2,000	2,002

		22,078
MATERIALS - 9.8%
Berry Plastics Corp. Term Loan, 2.31%, 04/03/15	2,333	2,238
Brenntag Holding GmbH & Co. Acquisition Facility Term Loan, 3.50%, 01/20/14	127	127
Brenntag Holding GmbH & Co. Term Loan B-2, 3.50%, 01/20/14	1,873	1,876
BWAY Holding Corp. Replacement Term Loan B
4.50%, 02/23/18	98	98
4.50%, 02/23/18	1,662	1,667
4.50%, 02/23/18	78	78
4.50%, 02/23/18	19	19

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
4.50%, 02/23/18	144	144
4.93%, 02/23/18	—	—
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	1,400	1,401
General Chemical Holding New Term Loan B, 3.50%, 10/06/15	2,000	2,001
Graham Packaging Co. Inc. Term Loan D
6.00%, 09/23/16	988	996
6.00%, 09/23/16	992	999
6.00%, 09/23/16	20	20
Graphic Packaging International, Inc. Term Loan
2.30%, 05/16/14	639	634
2.30%, 05/16/14	60	60
2.30%, 05/16/14	929	922
2.30%, 05/16/14	290	288
2.30%, 05/16/14	290	288
2.30%, 05/16/14	224	222
Hexion US Term Loan C-1B, 4.06%, 05/05/15	1,402	1,386
Hexion US Term Loan C-2B, 4.06%, 05/05/15	590	583
Houghton International Inc. Term B1, 6.84%, 01/31/16	1,991	2,005
Huntsman International LLC Term Loan C
2.50%, 06/30/16	1,053	1,042
2.53%, 06/30/16	1,947	1,926
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	650	652
Nalco Comp. Term Loan B-1
4.50%, 10/06/17	1,923	1,938
4.50%, 10/06/17	72	73
OMNOVA Solutions Inc. Term Loan, 5.75%, 04/25/17	1,995	2,008
Pelican Products Inc. Term Loan, 5.00%, 03/07/17	559	559
Rock-Tenn Co. Term Loan B, 0.00%, 04/04/18 (x)	1,482	1,490
Smurfit-Stone Container Enterprises Term Loan, 6.75%, 06/30/16	2,000	2,004
Solutia Inc. Term Loan 1, 3.50%, 08/01/17	2,156	2,167
Styron S.A.R.L. Replacement Term Loan, 6.00%, 08/02/17	2,000	2,011
Univar Inc. Term Loan B
3.50%, 06/30/17	838	841
3.50%, 06/30/17	1,000	1,003

		35,766
TELECOMMUNICATION SERVICES - 5.3%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	2,000	2,001
Global Tel*Link Corp. Term Loan, 5.00%, 11/10/16	2,180	2,179
Intelsat Jackson Holdings Term Loan B, 5.25%, 04/02/18	3,000	3,016
IPC Information Systems LLC 1st Lien Term Loan
2.51%, 05/31/14	414	399
2.55%, 05/31/14	586	565
nTelos Inc. Term Loan B, 6.00%, 08/07/15	2,000	2,001
Syniverse Holdings Inc. Term Loan, 5.25%, 12/21/17	2,000	2,007
Targus Information Corp. Initial Term Loan, 7.00%, 12/29/16	1,000	1,008
Telcordia Technologies Inc. Term Loan, 6.75%, 04/30/16	1,995	1,990
Telesat LLC U.S. Term Loan I, 3.27%, 10/31/14	1,842	1,835
Telesat LLC U.S. Term Loan II, 3.27%, 10/31/14	158	158
TowerCo Finance LLC Term Loan, 5.25%, 02/02/17	250	251

	Shares/Par (p)	Value
Transaction Network Services 1st Lien Term Loan
6.00%, 11/18/15	48	48
6.00%, 11/18/15	1,634	1,636
Transaction Network Services New Term Loan 1, 6.00%, 11/18/15	318	318

		19,412
UTILITIES - 0.4%
NRG Energy Inc. Credit-Linked Deposit Term Loan, 2.05%, 02/01/13	791	786
NRG Energy Inc. Term Loan
2.05%, 02/01/13	785	780
4.00%, 02/01/13	80	80

		1,646

Total Variable Rate Senior Loan Interests (cost $325,236)		324,164

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Escrow, 07/23/47 (f)	1,000	2

Total Other Equity Interests (cost $0)		2

SHORT TERM INVESTMENTS - 8.2%
Investment Companies - 8.2%
State Street Institutional Liquid Reserves Fund, 0.19% (h)	29,973	29,973

Total Short Term Investments (cost $29,973)		29,973

Total Investments - 107.4% (cost $391,782)		391,046
Other Assets and Liabilities, Net - (7.4%)		(26,954)

Total Net Assets - 100.0%		$364,092

JNL/PPM America High Yield Bond Fund (t)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.2%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,494	$1,664
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,362	1,600
Banc of America Commercial Mortgage Inc. REMIC
5.68%, 07/10/46	1,305	1,336
5.48%, 01/15/49 (i)	3,000	2,971
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	364
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.95%, 09/11/38 (i)	1,000	972
Citigroup Commercial Mortgage Trust REMIC
5.89%, 06/10/17 (i)	1,905	1,925
5.73%, 03/15/49 (i)	2,000	2,074
Credit Suisse Mortgage Capital Certificates REMIC
5.44%, 02/15/39 (i)	1,085	1,119
5.44%, 02/15/39 (i)	550	529
5.34%, 12/15/39	112	114
6.13%, 09/15/40 (i)	2,000	1,471
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	3,386
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16 (r)	1,000	980
7.75%, 06/17/21	1,616	1,769

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC
5.50%, 02/12/17 (i)	2,000	1,756
6.06%, 08/15/17 (i)	3,684	3,778
5.86%, 04/15/45 (i)	4,000	3,913
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.10%, 06/12/46 (i)	515	543
Morgan Stanley Capital I REMIC, 5.73%, 10/15/42 (i)	150	158
United Air Lines Inc. Pass-Through Trust, 10.40%, 11/01/16 (e)	3,657	4,187

Total Non-U.S. Government Agency Asset- Backed Securities (cost $27,628)		36,609

CORPORATE BONDS AND NOTES - 85.7%
CONSUMER DISCRETIONARY - 21.5%
Affinion Group Inc., 11.63%, 11/15/15 (r)	4,000	4,070
Allbritton Communications Co., 8.00%, 05/15/18 (e)	2,929	3,090
AMC Entertainment Holdings Inc., 9.75%, 12/01/20 (e) (r)	4,429	4,739
Ameristar Casinos Inc., 9.25%, 06/01/14	1,231	1,353
Armored Autogroup Inc., 9.25%, 11/01/18 (r)	2,000	2,035
Aviation Capital Group Corp., 6.75%, 04/06/21 (q)	6,462	6,450
Beazer Homes USA Inc., 9.13%, 05/15/19 (r)	4,909	4,964
Belo Corp.
8.00%, 11/15/16	393	431
7.25%, 09/15/27 (e)	3,000	2,663
Blue Merger Sub Inc., 7.63%, 02/15/19 (e) (r)	4,950	5,018
Boyd Gaming Corp., 9.13%, 12/01/18 (r)	3,183	3,286
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (r)	495	522
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,113
7.75%, 04/15/18 (e)	512	553
8.00%, 04/15/20 (e)	313	341
CCH II LLC, 13.50%, 11/30/16	1,467	1,756
CCO Holdings LLC, 7.00%, 01/15/19 (e)	3,143	3,222
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	4,496	4,687
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	4,709	4,862
10.75%, 01/15/17 (e) (r)	1,429	1,475
CKE Restaurants Inc., 11.38%, 07/15/18 (e)	3,364	3,709
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e)	820	882
Dana Holding Corp.
6.50%, 02/15/19 (e)	1,184	1,178
6.75%, 02/15/21	774	774
DISH DBS Corp., 7.88%, 09/01/19	1,538	1,665
Diversey Inc., 8.25%, 11/15/19	767	823
Dollar General Corp., 11.88%, 07/15/17	1,373	1,582
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,575
Ford Motor Co., 7.45%, 07/16/31 (e)	9,000	9,743
Giraffe Acquisition Corp., 9.13%, 12/01/18 (e) (r)	2,000	1,940
Hanesbrands Inc.
8.00%, 12/15/16 (e)	370	401
6.38%, 12/15/20 (e)	1,100	1,073
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,185
10.75%, 02/01/16 (e)	1,000	935
11.25%, 06/01/17 (e)	1,291	1,467
10.00%, 12/15/18 (e)	2,000	1,825
Interactive Data Corp., 10.25%, 08/01/18 (r)	730	819

	Shares/Par (p)	Value
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,514
J.C. Penney Co. Inc.
6.88%, 10/15/15	1,000	1,086
5.65%, 06/01/20	2,488	2,398
6.38%, 10/15/36	511	461
Jarden Corp., 6.13%, 11/15/22 (e)	857	838
Lear Corp.
7.88%, 03/15/18	1,591	1,730
8.13%, 03/15/20 (e)	955	1,051
Lennar Corp., 12.25%, 06/01/17	2,000	2,480
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,085
7.63%, 05/15/20 (e)	1,812	1,817
Libbey Glass Inc., 10.00%, 02/15/15	519	566
Live Nation Entertainment Inc., 8.13%, 05/15/18 (e) (r)	574	590
Limited Brands Inc., 6.63%, 04/01/21 (e)	5,960	6,094
Macy’s Retail Holdings Inc.
6.63%, 04/01/11 (e)	500	500
5.90%, 12/01/16	1,000	1,075
6.65%, 07/15/24	500	510
6.90%, 01/15/32	1,000	995
6.38%, 03/15/37	1,000	1,000
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e) (r)	6,000	6,277
MCE Finance Ltd., 10.25%, 05/15/18 (e)	3,000	3,476
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,552
Meritage Homes Corp., 6.25%, 03/15/15	2,000	2,015
MGM Resorts International
6.75%, 04/01/13	2,600	2,620
7.63%, 01/15/17	925	873
11.38%, 03/01/18 (e)	2,000	2,220
9.00%, 03/15/20	329	361
Michaels Stores Inc., 7.75%, 11/01/18 (e) (r)	2,000	2,040
NCL Corp. Ltd., 9.50%, 11/15/18 (r)	920	968
Neiman-Marcus Group Inc., 10.38%, 10/15/15	4,205	4,431
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,116
10.50%, 12/31/49 (i)	808	855
Nielsen Finance LLC, 11.50%, 05/01/16	288	339
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	5,534
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,772
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	3,125	3,344
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	338
Pinnacle Entertainment Inc., 8.75%, 05/15/20 (e)	3,424	3,561
QVC Inc., 7.50%, 10/01/19 (r)	2,649	2,781
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,440
Reynolds Group Inc.
7.13%, 04/15/19 (r)	948	972
9.00%, 04/15/19 (r)	1,538	1,592
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	4,000	3,960
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	3,500	3,749
Sally Holdings LLC, 10.50%, 11/15/16	1,500	1,631
Scientific Games International Inc., 9.25%, 06/15/19	2,167	2,378
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (e) (r)	2,583	2,732
ServiceMaster Co., 10.75%, 07/15/15 (r)	3,000	3,188
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,120
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (r)	4,000	2,640
Sirius XM Radio Inc.
8.75%, 04/01/15 (r)	3,000	3,375

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
9.75%, 09/01/15 (e) (r)	1,000	1,126
Standard Pacific Corp.
8.38%, 05/15/18 (e)	983	1,021
8.38%, 05/15/18 (e) (r)	2,000	2,078
8.38%, 01/15/21 (r)	4,000	4,135
Station Casinos Inc.
6.00%, 04/01/12 (c) (d)	90	—
6.50%, 02/01/14 (c) (d)	1,000	—
6.88%, 03/01/16 (c) (d)	2,175	—
7.75%, 08/15/16 (c) (d)	690	—
6.63%, 03/15/18 (c) (d)	50	—
Tenneco Inc.
7.75%, 08/15/18	508	542
6.88%, 12/15/20 (e)	2,211	2,288
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,229
TRW Automotive Inc.
7.00%, 03/15/14 (e) (r)	1,500	1,635
8.88%, 12/01/17 (r)	2,000	2,240
Universal City Development Partners Ltd.
8.88%, 11/15/15	842	917
10.88%, 11/15/16	418	469
Univision Communications Inc.
7.88%, 11/01/20 (e) (r)	3,447	3,645
8.50%, 05/15/21 (e) (r)	6,355	6,577
UPC Germany GmbH, 8.13%, 12/01/17 (e) (r)	2,000	2,105
Videotron Ltee, 6.38%, 12/15/15	1,000	1,030
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,694
Visant Corp., 10.00%, 10/01/17 (e)	4,000	4,320
WMG Holdings Corp., 9.50%, 12/15/14 (e) (k)	3,165	3,228
Wynn Las Vegas LLC, 7.75%, 08/15/20 (e)	3,680	3,901
YCC Holdings LLC, 10.25%, 02/15/16 (e) (r)	947	954
Yonkers Racing Corp, 11.38%, 07/15/16 (r)	1,196	1,331

		249,711
CONSUMER STAPLES - 2.3%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,419
Constellation Brands Inc., 7.25%, 05/15/17	1,000	1,085
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	366
Michael Foods Inc., 9.75%, 07/15/18 (r)	900	983
New Albertson’s Inc.
7.75%, 06/15/26	1,000	833
8.00%, 05/01/31	1,000	820
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	2,000	2,087
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (r)	1,435	1,446
Rite Aid Corp.
9.50%, 06/15/17	1,000	899
10.25%, 10/15/19 (e)	1,000	1,094
8.00%, 08/15/20 (e)	2,000	2,117
Smithfield Foods Inc., 10.00%, 07/15/14	857	1,009
Spectrum Brands Inc., 9.50%, 06/15/18 (r)	2,070	2,282
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,405
Tyson Foods Inc., 10.50%, 03/01/14	929	1,115
Verso Paper Holdings LLC, 8.75%, 02/01/19 (e) (r)	2,583	2,686
Yankee Acquisition Corp.
8.50%, 02/15/15	2,000	2,075
9.75%, 02/15/17	250	266

		25,987
ENERGY - 12.4%
Aquilex Holdings LLC, 11.13%, 12/15/16	3,225	3,406
Arch Coal Inc., 7.25%, 10/01/20	1,302	1,396
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,762
BreitBurn Energy Partners LP, 8.63%, 10/15/20	1,000	1,048

	Shares/Par (p)	Value
Chaparral Energy Inc., 9.88%, 10/01/20 (e) (r)	3,636	4,036
Chesapeake Energy Corp.
6.88%, 08/15/18	1,824	1,984
6.13%, 02/15/21 (e)	4,433	4,577
Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16	1,500	1,672
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e) (r)	2,857	2,861
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	3,582	3,967
Consol Energy Inc.
8.00%, 04/01/17	718	786
8.25%, 04/01/20	1,191	1,321
6.38%, 03/01/21 (r)	667	668
Denbury Resources Inc.
9.75%, 03/01/16	1,251	1,411
6.38%, 08/15/21 (e)	2,302	2,360
Dresser-Rand Group Inc., 6.50%, 05/01/21 (r)	2,100	2,166
El Paso Corp.
7.80%, 08/01/31	2,460	2,729
7.75%, 01/15/32	3,430	3,844
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,697
Energy XXI Gulf Coast Inc., 7.75%, 06/15/19 (r)	1,000	1,003
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	929
7.03%, 01/15/68 (e) (i)	3,700	3,839
Gibson Energy ULC, 10.00%, 01/15/18	2,900	3,030
Goodrich Petroleum Corp., 8.88%, 03/15/19 (r)	6,667	6,667
Hilcorp Energy Co., 8.00%, 02/15/20 (e) (r)	2,000	2,130
Holly Corp., 9.88%, 06/15/17	1,000	1,130
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (e)	3,000	3,097
Laredo Petroleum Inc., 9.50%, 02/15/19 (r)	4,353	4,533
Linn Energy LLC
8.63%, 04/15/20 (e) (r)	2,811	3,120
7.75%, 02/01/21 (e) (r)	3,000	3,202
MarkWest Energy Partners LP, 8.75%, 04/15/18	1,517	1,654
MEG Energy Corp., 6.50%, 03/15/21 (r)	2,220	2,256
Newfield Exploration Co., 6.88%, 02/01/20	3,430	3,619
NXP BV, 9.75%, 08/01/18 (r)	2,000	2,240
Overseas Shipholding Group Inc, 7.50%, 02/15/24	3,000	2,572
Petrohawk Energy Corp.
10.50%, 08/01/14	198	227
7.88%, 06/01/15 (e)	1,000	1,060
7.25%, 08/15/18 (r)	2,083	2,145
PetroHawk Energy Corp., 7.25%, 08/15/18 (e)	1,391	1,433
Plains Exploration & Production Co., 6.63%, 05/01/21 (e)	4,445	4,445
Precision Drilling Corp., 6.63%, 11/15/20 (e) (r)	4,650	4,789
Pride International Inc., 6.88%, 08/15/20	2,970	3,367
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,218
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,265
7.13%, 04/01/16 (e)	3,428	3,385
Range Resources Corp.
7.50%, 05/15/16	2,000	2,075
7.25%, 05/01/18	294	315
6.75%, 08/01/20	1,494	1,591
SandRidge Energy Inc.
8.00%, 06/01/18 (r)	1,160	1,215
8.75%, 01/15/20 (e)	1,275	1,390
7.50%, 03/15/21 (r)	2,049	2,126
Stone Energy Corp., 8.63%, 02/01/17	2,658	2,771
Targa Resources Partners LP
8.25%, 07/01/16	1,000	1,052

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
6.88%, 02/01/21 (e) (r)	1,342	1,329
Teekay Corp., 8.50%, 01/15/20	459	497
Tesoro Corp.
6.50%, 06/01/17	2,000	2,060
9.75%, 06/01/19 (e)	378	429
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	2,000	1,165
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.76%, 10/10/14	3,899	3,273
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,259

		143,593
FINANCIALS - 11.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,467
Ally Financial Inc. - Series 8
6.75%, 12/01/14 (e)	3,000	3,161
8.00%, 11/01/31	2,000	2,180
American General Finance Corp., 6.50%, 09/15/17	1,000	890
American General Finance Corp. Term Loan, 7.25%, 04/16/15 (i)	2,444	2,445
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	3,491
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,613
Capital One Capital VI, 8.88%, 05/15/40	3,852	4,059
CIT Group Inc.
7.00%, 05/01/16 (e)	5,000	5,006
7.00%, 05/01/17 (e)	11,000	11,014
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,050	2,132
Citigroup Inc.
5.50%, 02/15/17 (e)	1,000	1,039
8.50%, 05/22/19	802	990
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,000	2,842
CNO Financial Group Inc., 9.00%, 01/15/18 (r)	1,242	1,317
Ford Motor Credit Co. LLC
5.63%, 09/15/15	5,000	5,236
8.13%, 01/15/20 (e)	1,053	1,206
5.75%, 02/01/21	4,920	4,858
Genworth Financial Inc.
8.63%, 12/15/16 (e)	1,416	1,555
7.63%, 09/24/21	2,466	2,474
International Lease Finance Corp.
5.63%, 09/20/13 (e)	1,396	1,419
5.65%, 06/01/14 (e)	4,604	4,627
8.88%, 09/15/15 (r)	2,988	3,287
9.00%, 03/15/17 (r)	6,179	6,951
8.88%, 09/01/17 (e)	4,644	5,236
8.25%, 12/15/20 (e)	3,003	3,292
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	2,983	3,264
Liberty Mutual Group Inc., 7.80%, 03/15/37 (i) (r)	2,300	2,288
Nielsen Finance LLC, 7.75%, 10/15/18 (e) (r)	3,019	3,238
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (r)	1,179	1,194
Pinnacle Foods Finance LLC
10.63%, 04/01/17 (e)	1,000	1,073
8.25%, 09/01/17 (e)	2,000	2,090
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,208
SLM Corp., 6.25%, 01/25/16	6,715	7,000
Smurfit Kappa Group Term Loan, 6.75%, 02/10/16 (i)	2,726	2,730
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	4,569
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,113
UPCB Finance III Ltd., 6.63%, 07/01/20 (r)	8,159	7,996
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d)	1,500	2

	Shares/Par (p)	Value
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,091
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,000	1,095
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	2,000	2,060

		134,798
HEALTH CARE - 6.5%
Alere Inc., 8.63%, 10/01/18	4,174	4,419
American Renal Holdings, 8.38%, 05/15/18	427	450
Aviv Healthcare Properties LP, 7.75%, 02/15/19 (r)	2,000	2,085
Biomet Inc., 10.38%, 10/15/17	2,000	2,198
Boston Scientific Corp., 6.00%, 01/15/20 (e)	5,000	5,239
Community Health Systems Inc., 8.88%, 07/15/15	2,733	2,883
DaVita Inc., 6.38%, 11/01/18 (e)	1,499	1,514
Endo Pharmaceuticals Holdings Inc., 7.00%, 12/15/20 (r)	1,760	1,819
Fresenius Medical Care US Finance Inc., 5.75%, 02/15/21 (r)	3,667	3,552
HCA Inc.
6.25%, 02/15/13	2,234	2,318
5.75%, 03/15/14	3,561	3,628
6.50%, 02/15/16	4,000	4,070
HealthSouth Corp.
10.75%, 06/15/16	2,000	2,130
7.25%, 10/01/18	1,700	1,757
8.13%, 02/15/20 (e)	2,000	2,165
IASIS Health Care LLC, 8.75%, 06/15/14	2,300	2,349
Mylan Inc., 7.88%, 07/15/20 (r)	2,216	2,410
Omnicare Inc., 7.75%, 06/01/20 (e)	1,436	1,522
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,495
Radnet Management Inc., 10.38%, 04/01/18	5,000	5,056
Res-Care Inc., 10.75%, 01/15/19 (r)	3,555	3,866
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	498	547
Tenet Healthcare Corp., 8.00%, 08/01/20 (e)	2,000	2,085
US Oncology Inc. Escrow, 9.13%, 02/16/47 (f)	828	—
Valeant Pharmaceuticals International
6.75%, 10/01/17 (r)	812	800
6.88%, 12/01/18 (r)	4,356	4,269
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/21 (r)	3,000	2,846
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	2,679	2,743
8.00%, 02/01/18 (e) (r)	2,000	2,043
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j) (r)	5,400	3,429

		75,687
INDUSTRIALS - 8.9%
ACCO Brands Corp., 10.63%, 03/15/15	469	529
Air Canada, 9.25%, 08/01/15 (r)	3,000	3,127
Aircastle Ltd., 9.75%, 08/01/18	5,000	5,537
American Commercial Lines Inc., 10.63%, 02/15/16 (r)	4,200	4,284
ARAMARK Corp.
3.80%, 02/01/15 (i)	220	218
8.50%, 02/01/15 (e)	1,900	1,981
ArvinMeritor Inc., 10.63%, 03/15/18	2,500	2,812
BE Aerospace Inc., 8.50%, 07/01/18 (e)	1,500	1,661
Bombardier Inc., 7.50%, 03/15/18 (e) (r)	2,730	2,948
Case New Holland Inc., 7.88%, 12/01/17 (r)	3,925	4,362
Casella Waste Systems Inc., 7.75%, 02/15/19 (r)	1,333	1,333
Columbus McKinnon Corp., 7.88%, 02/01/19 (r)	2,000	2,053

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Delta Air Lines Inc., 12.25%, 03/15/15 (e) (r)	4,963	5,559
Dyncorp International Inc., 10.38%, 07/01/17 (e) (r)	1,619	1,753
EnergySolutions Inc., 10.75%, 08/15/18 (r)	5,150	5,716
FGI Operating Co. Inc., 10.25%, 08/01/15 (e)	571	609
Florida East Coast Holdings Corp., 10.50%, 08/01/17 (r)	1,000	1,023
Florida East Coast Railway Corp., 8.13%, 02/01/17 (r)	2,296	2,396
Geo Group Inc., 6.63%, 02/15/21 (r)	3,000	2,970
Hertz Corp., 6.75%, 04/15/19 (r)	7,188	7,125
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,184
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,030
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	2,245
Manitowoc Co. Inc.
9.50%, 02/15/18	1,429	1,579
8.50%, 11/01/20 (e)	1,782	1,911
Masco Corp.
6.13%, 10/03/16 (e)	2,000	2,051
7.13%, 03/15/20	644	666
Novelis Inc., 8.75%, 12/15/20 (r)	7,000	7,700
Oshkosh Corp., 8.50%, 03/01/20	720	807
Owens Corning, 9.00%, 06/15/19 (e)	1,383	1,635
Polymer Group Inc., 7.75%, 02/01/19 (r)	530	547
RBS Global & Rexnord LLC, 8.50%, 05/01/18 (e)	3,256	3,516
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	521
Terex Corp., 10.88%, 06/01/16 (e)	2,000	2,325
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,345
Trans Union LLC, 11.38%, 06/15/18 (e) (r)	2,006	2,292
Trimas Corp., 9.75%, 12/15/17 (e)	2,500	2,753
United Air Lines Inc., 12.00%, 11/01/13 (r)	2,000	2,173
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,923	2,010
Western Express Inc., 12.50%, 04/15/15 (e) (r)	3,000	2,895

		103,181
INFORMATION TECHNOLOGY - 3.0%
Advanced Micro Devices Inc., 7.75%, 08/01/20	363	373
First Data Corp.
9.88%, 09/24/15	171	175
10.55%, 09/24/15 (e)	235	244
7.38%, 06/15/19 (q)	4,107	4,194
8.25%, 01/15/21 (e) (r)	2,813	2,806
12.63%, 01/15/21 (r)	1,813	1,967
Freescale Semiconductor Inc., 10.75%, 08/01/20 (e) (r)	5,800	6,511
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,415
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	707
Seagate HDD Cayman, 7.75%, 12/15/18 (e) (r)	4,734	4,900
SunGard Data Systems Inc.
10.25%, 08/15/15 (e)	2,515	2,641
7.38%, 11/15/18 (r)	2,000	2,045
Unisys Corp.
12.75%, 10/15/14 (r)	333	395
14.25%, 09/15/15 (r)	260	311
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,738
Viasat Inc., 8.88%, 09/15/16	628	673
Viasystems Group Inc., 12.00%, 01/15/15 (r)	2,000	2,260

		34,355
MATERIALS - 8.2%
Aperam
7.38%, 04/01/16 (q)	1,789	1,820
7.75%, 04/01/18 (q)	1,292	1,318

	Shares/Par (p)	Value
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (e) (r)	833	902
Atkore International Inc., 9.88%, 01/01/18 (r)	4,000	4,270
Ball Corp., 5.75%, 05/15/21	410	402
Berry Plastics Corp.
9.50%, 05/15/18 (e)	2,000	1,990
9.75%, 01/15/21 (e) (r)	4,000	3,960
Building Materials Corp. of America
6.88%, 08/15/18 (r)	1,582	1,618
7.00%, 02/15/20 (r)	658	683
7.50%, 03/15/20 (r)	1,172	1,219
BWAY Holdings Co., 10.00%, 06/15/18 (e) (r)	967	1,064
BWAY Parent Co. Inc., 10.13%, 11/01/15 (r)	3,000	3,090
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	6,914
Cemex SAB de CV, 9.00%, 01/11/18 (e) (r)	1,779	1,866
Crown Americas LLC, 6.25%, 02/01/21 (r)	9,176	9,337
FMG Resources August 2006 Pty Ltd., 6.88%, 02/01/18 (e) (r)	3,934	4,101
Georgia-Pacific LLC
7.13%, 01/15/17 (r)	4,000	4,245
5.40%, 11/01/20 (e) (r)	1,646	1,625
Gerdau Holdings Inc., 7.00%, 01/20/20 (e) (r)	2,020	2,237
Graphic Packaging International Corp., 7.88%, 10/01/18 (e)	475	509
Hanson Ltd., 6.13%, 08/15/16	1,231	1,280
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	2,013
Hexion US Finance Corp.
8.88%, 02/01/18	1,641	1,735
9.00%, 11/15/20 (e) (r)	2,000	2,074
Huntsman International LLC
7.38%, 01/01/15	850	869
8.63%, 03/15/20	769	838
Ineos Finance Plc, 9.00%, 05/15/15 (e) (r)	708	773
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	2,000	2,018
Lyondell Chemical Co., 8.00%, 11/01/17 (r)	4,683	5,163
Mercer International Inc., 9.50%, 12/01/17 (r)	2,000	2,190
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e) (r)	3,000	3,101
Omnova Solutions Inc., 7.88%, 11/01/18 (r)	3,066	3,104
Owens-Illinois Inc., 7.80%, 05/15/18	2,000	2,182
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,736
Ply Gem Industries Inc., 8.25%, 02/15/18 (e) (r)	1,333	1,370
Radnor Holdings Corp., 11.00%, 06/15/11 (c) (d) (f) (q)	100	—
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	588
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	2,047
Verso Paper Holdings LLC
11.50%, 07/01/14	1,800	1,967
11.38%, 08/01/16	1,000	1,060
Weyerhaeuser Co., 7.38%, 03/15/32	5,000	5,272

		95,550
TELECOMMUNICATION SERVICES - 8.0%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,846
Buccaneer Merger Sub Inc., 9.13%, 01/15/19 (r)	1,960	2,078
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	5,312	5,013
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	3,488	3,767
12.00%, 12/01/17 (e) (r)	4,667	4,988
Frontier Communications Corp.
8.25%, 04/15/17	938	1,013
8.13%, 10/01/18	882	949
7.13%, 03/15/19	620	629
8.50%, 04/15/20 (e)	3,244	3,516
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	781	824

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Intelsat Jackson Holding Ltd., 7.25%, 10/15/20 (r)	1,990	1,990
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (q)	1,846	1,848
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	8,194
ITC Deltacom Inc., 10.50%, 04/01/16	3,000	3,307
Level 3 Communications Inc., 11.88%, 02/01/19 (e) (r)	2,000	1,885
Level 3 Financing Inc.
9.25%, 11/01/14	1,000	1,023
10.00%, 02/01/18	2,000	2,003
9.38%, 04/01/19 (r)	3,500	3,386
Nextel Communications Inc.
6.88%, 10/31/13	371	374
5.95%, 03/15/14	2,629	2,636
PAETEC Escrow Corp., 9.88%, 12/01/18 (e) (r)	2,000	2,110
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,311
7.13%, 04/01/18	1,844	1,989
Sprint Capital Corp.
6.90%, 05/01/19 (e)	5,000	5,162
6.88%, 11/15/28	6,665	6,148
Sprint Nextel Corp., 6.00%, 12/01/16 (e)	2,654	2,664
Telesat Canada
11.00%, 11/01/15	2,000	2,228
12.50%, 11/01/17	500	596
Virgin Media Finance Plc
9.50%, 08/15/16 (e)	2,000	2,275
8.38%, 10/15/19	2,319	2,609
West Corp., 7.88%, 01/15/19 (e) (r)	5,488	5,591
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r)	1,113	1,280
Windstream Corp.
7.75%, 10/15/20 (r)	3,333	3,425
7.75%, 10/15/20 (e)	2,000	2,055

		92,712
UTILITIES - 3.3%
AES Corp.
9.75%, 04/15/16	1,355	1,555
8.00%, 10/15/17	2,000	2,150
8.00%, 06/01/20	2,000	2,160
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,187
7.88%, 01/15/23 (e) (r)	4,149	4,305
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,636
Copano Energy LLC, 7.13%, 04/01/21	1,684	1,705
Dynegy Holdings Inc.
7.75%, 06/01/19 (e)	2,500	1,941
7.63%, 10/15/26	125	87
Edison Mission Energy
7.75%, 06/15/16 (e)	940	799
7.00%, 05/15/17	1,900	1,525
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)	688	574
11.25%, 11/01/17 (e)	703	581
10.00%, 12/01/20	1,380	1,462
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,190	3,222
GenOn Escrow Corp., 9.88%, 10/15/20 (e) (r)	5,956	6,224
Ipalco Enterprises Inc., 7.25%, 04/01/16 (r)	800	866
NRG Energy Inc., 7.63%, 01/15/18 (e) (r)	3,000	3,112
RRI Energy Inc., 7.88%, 06/15/17 (e)	1,500	1,489

		38,580

Total Corporate Bonds and Notes (cost $934,661)		994,154

	Shares/Par (p)	Value
COMMON STOCKS - 2.1%
CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A (c)	150	3,654
Home Interior Gift Inc. (c) (f) (q)	429	—
		3,654

CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	3,754
ENERGY - 0.3%
Chesapeake Energy Corp.	14	480
Inergy LP	80	3,208

		3,688
FINANCIALS - 0.5%
JPMorgan Chase & Co.	70	3,227
Wells Fargo & Co.	70	2,219

		5,446
HEALTH CARE - 0.3%
DaVita Inc. (c)	35	2,993
MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	3	—
Smurfit-Stone Container Corp. (c)	42	1,642

		1,642
TELECOMMUNICATION SERVICES - 0.3%
Manitoba Telecom Services Inc. (q)	1	16
Windstream Corp. (e)	240	3,089

		3,105

Total Common Stocks (cost $19,615)		24,282

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 12/31/11), (m) (r)	1	944
Ally Financial Inc., 8.50%, (callable at 25 beginning 05/15/16) (m)	480	11,938
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15) (m)	191	5,233
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	85
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	66
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	32
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13) (m)	18	472

Total Preferred Stocks (cost $20,412)		18,770

INVESTMENT COMPANIES - 0.6%
Eaton Vance Senior Floating-Rate Trust	150	2,468
Invesco Van Kampen Senior Income Trust (e)	400	2,052
Pimco Floating Rate Strategy Fund	267	2,781

Total Investment Companies (cost $5,446)		7,301

OTHER EQUITY INTERESTS - 0.0%
Stone Container Finance Co., 7.38%, 07/15/14 (f) (u)	1,375	—

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Wind Acquisition Escrow, 07/23/47 (f) (u)	1,113	2

Total Other Equity Interests (cost $0)		2

SHORT TERM INVESTMENTS - 31.2%
Investment Company - 6.3%
JNL Money Market Fund, 0.08% (a) (h)	73,687	73,687
Securities Lending Collateral - 24.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	287,870	287,870
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	717	700

		288,570

Total Short Term Investments (cost $362,274)		362,257

Total Investments - 124.4% (cost $1,370,036)		1,443,375
Other Assets and Liabilities, Net - (24.4%)		(282,696)

Total Net Assets - 100.0%		$1,160,679

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 15.0%
Abercrombie & Fitch Co. - Class A	47	$2,735
Bally Technologies Inc. (c)	74	2,808
Macy’s Inc.	164	3,981
Newell Rubbermaid Inc.	199	3,805
Royal Caribbean Cruises Ltd. (c)	33	1,349
Skechers U.S.A. Inc. - Class A (c)	162	3,330
VF Corp.	40	3,912
Viacom Inc. - Class B	37	1,721

		23,641
CONSUMER STAPLES - 2.6%
Corn Products International Inc.	78	4,052
ENERGY - 8.3%
Comstock Resources Inc. (c) (e)	103	3,190
Helix Energy Solutions Group Inc. (c)	175	3,003
National Oilwell Varco Inc.	38	2,988
Patterson-UTI Energy Inc.	135	3,968

		13,149
FINANCIALS - 14.2%
Allstate Corp.	96	3,051
American Financial Group Inc.	111	3,891
Astoria Financial Corp.	272	3,907
Hartford Financial Services Group Inc.	142	3,816
Lincoln National Corp.	125	3,767
Reinsurance Group of America Inc.	62	3,880

		22,312
HEALTH CARE - 8.4%
CIGNA Corp.	89	3,919
LifePoint Hospitals Inc. (c)	78	3,130
Owens & Minor Inc.	96	3,115
Teleflex Inc.	53	3,061

		13,225
INDUSTRIALS - 24.0%
Belden Inc.	42	1,585
Con-Way Inc.	81	3,194
Esterline Technologies Corp. (c)	55	3,897

	Shares/Par (p)	Value
GATX Corp.	73	2,818
Goodrich Corp.	45	3,866
Kennametal Inc.	98	3,810
Lincoln Electric Holdings Inc.	52	3,956
SkyWest Inc.	89	1,506
Spirit Aerosystems Holdings Inc. (c)	149	3,835
Steelcase Inc. - Class A	170	1,935
Terex Corp. (c)	100	3,700
Textron Inc.	139	3,796

		37,898
INFORMATION TECHNOLOGY - 10.7%
Avnet Inc. (c)	113	3,862
Computer Sciences Corp.	78	3,811
Fairchild Semiconductor International Inc. (c)	214	3,893
Omnivision Technologies Inc. (c)	44	1,560
Teradyne Inc. (c)	214	3,804

		16,930
MATERIALS - 10.4%
Allegheny Technologies Inc.	35	2,357
Nucor Corp.	33	1,500
Olin Corp.	95	2,184
PPG Industries Inc.	35	3,371
Reliance Steel & Aluminum Co.	68	3,935
Steel Dynamics Inc.	163	3,063

		16,410
UTILITIES - 4.7%
Edison International	106	3,871
Westar Energy Inc. (e)	135	3,572

		7,443

Total Common Stocks (cost $135,439)		155,060

SHORT TERM INVESTMENTS - 5.8%
Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	2,878	2,878
Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	6,366	6,366

Total Short Term Investments (cost $9,244)		9,244

Total Investments - 104.1% (cost $144,683)		164,304
Other Assets and Liabilities, Net - (4.1%)		(6,522)

Total Net Assets - 100.0%		$157,782

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 91.7%
CONSUMER DISCRETIONARY - 17.9%
Bally Technologies Inc. (c)	59	$2,214
Bob Evans Farms Inc.	66	2,158
Columbia Sportswear Co. (e)	37	2,199
Jakks Pacific Inc. (c)	111	2,142
K-Swiss Inc. - Class A (c)	61	692
Liz Claiborne Inc. (c) (e)	139	750
RC2 Corp. (c)	69	1,925
Skechers U.S.A. Inc. - Class A (c)	111	2,274
Superior Industries International Inc. (e)	89	2,282

		16,636

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 3.7%
Corn Products International Inc.	25	1,311
Hain Celestial Group Inc. (c) (e)	66	2,118

		3,429
ENERGY - 8.2%
Comstock Resources Inc. (c) (e)	69	2,138
Helix Energy Solutions Group Inc. (c)	102	1,749
Hercules Offshore Inc. (c)	283	1,873
Patterson-UTI Energy Inc.	66	1,928

		7,688
FINANCIALS - 11.0%
American Financial Group Inc.	24	854
Astoria Financial Corp.	150	2,153
Delphi Financial Group Inc. - Class A	70	2,144
Independent Bank Corp.	82	2,217
Reinsurance Group of America Inc.	12	741
SeaBright Insurance Holdings Inc.	209	2,144

		10,253
HEALTH CARE - 6.9%
LifePoint Hospitals Inc. (c)	54	2,178
Owens & Minor Inc.	66	2,134
Teleflex Inc.	37	2,139

		6,451
INDUSTRIALS - 26.1%
Apogee Enterprises Inc.	158	2,079
Belden Inc.	58	2,167
Con-Way Inc.	56	2,204
Esterline Technologies Corp. (c)	30	2,115
GATX Corp.	55	2,111
GenCorp Inc. (c)	361	2,161
Kennametal Inc.	54	2,086
Lincoln Electric Holdings Inc.	28	2,156
SkyWest Inc.	126	2,123
Spirit Aerosystems Holdings Inc. (c)	50	1,276
Steelcase Inc. - Class A	162	1,848
Terex Corp. (c)	53	1,974

		24,300
INFORMATION TECHNOLOGY - 12.4%
Benchmark Electronics Inc. (c)	115	2,183
Fairchild Semiconductor International Inc. (c)	115	2,087
Novell Inc. (c)	136	808
Omnivision Technologies Inc. (c)	62	2,196
SYNNEX Corp. (c)	66	2,170
Teradyne Inc. (c)	117	2,077

		11,521
MATERIALS - 4.1%
Olin Corp.	96	2,198
Reliance Steel & Aluminum Co.	15	849
Steel Dynamics Inc.	44	826

		3,873
UTILITIES - 1.4%
Westar Energy Inc. (e)	48	1,276

Total Common Stocks (cost $71,485)		85,427

SHORT TERM INVESTMENTS - 17.9%
Investment Company - 10.8%
JNL Money Market Fund, 0.08% (a) (h)	10,023	10,023

	Shares/Par (p)	Value
Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	6,584	6,584

Total Short Term Investments (cost $16,607)		16,607

Total Investments - 109.6% (cost $88,092)		102,034
Other Assets and Liabilities, Net - (9.6%)		(8,938)

Total Net Assets - 100.0%		$93,096

JNL/PPM America Value Equity Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 11.9%
Abercrombie & Fitch Co. - Class A	23	$1,327
Comcast Corp. - Class A	131	3,236
Macy’s Inc.	91	2,195
Newell Rubbermaid Inc.	113	2,162
Royal Caribbean Cruises Ltd. (c)	26	1,052
VF Corp.	24	2,394
Viacom Inc. - Class B	71	3,298

		15,664
CONSUMER STAPLES - 7.3%
Altria Group Inc.	128	3,327
Archer-Daniels-Midland Co.	86	3,093
CVS Caremark Corp.	45	1,534
Procter & Gamble Co.	27	1,676

		9,630
ENERGY - 11.1%
Apache Corp.	25	3,260
Chevron Corp.	32	3,459
ConocoPhillips	30	2,420
National Oilwell Varco Inc.	25	1,990
Occidental Petroleum Corp.	19	2,017
Patterson-UTI Energy Inc.	50	1,475

		14,621
FINANCIALS - 23.1%
Allstate Corp.	75	2,393
Bank of America Corp.	244	3,251
Goldman Sachs Group Inc.	20	3,170
Hartford Financial Services Group Inc.	123	3,323
JPMorgan Chase & Co.	71	3,259
Lincoln National Corp.	106	3,178
Morgan Stanley	121	3,295
Travelers Cos. Inc.	50	2,974
U.S. Bancorp	94	2,487
Wells Fargo & Co.	103	3,262

		30,592
HEALTH CARE - 11.6%
CIGNA Corp.	76	3,343
Johnson & Johnson	45	2,654
Medtronic Inc.	68	2,684
Merck & Co. Inc.	100	3,301
Pfizer Inc.	167	3,384

		15,366
INDUSTRIALS - 10.6%
Caterpillar Inc.	30	3,374
Goodrich Corp.	24	2,010
Lockheed Martin Corp.	37	2,983

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Spirit Aerosystems Holdings Inc. (c)	68	1,740
Terex Corp. (c)	34	1,263
Textron Inc.	98	2,684

		14,054
INFORMATION TECHNOLOGY - 15.4%
Applied Materials Inc.	126	1,967
Avnet Inc. (c)	38	1,285
Computer Sciences Corp.	55	2,675
Hewlett-Packard Co.	77	3,142
Intel Corp.	161	3,247
International Business Machines Corp.	20	3,327
Microsoft Corp.	127	3,231
Texas Instruments Inc.	41	1,410

		20,284
MATERIALS - 3.7%
Allegheny Technologies Inc.	20	1,328
Nucor Corp.	41	1,905
PPG Industries Inc.	18	1,704

		4,937
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	92	2,818
Verizon Communications Inc.	37	1,415

		4,233
UTILITIES - 2.1%
Edison International	76	2,777

Total Common Stocks (cost $103,635)		132,158

SHORT TERM INVESTMENTS - 0.1%
Securities Lending Collateral - 0.1%
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	135	131

Total Short Term Investments (cost $135)		131

Total Investments - 100.1% (cost $103,770)		132,289
Other Assets and Liabilities, Net - (0.1%)		(124)

Total Net Assets - 100.0%		$132,165

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 96.5%
DIVERSIFIED - 11.0%
Holding Companies - Diversified - 11.0%
Ackermans & van Haaren NV	199	$19,166
Aker ASA (c)	385	11,869
HAL Trust NV	149	21,222
Remgro Ltd.	440	7,240
Wendel Investissement	189	20,580

		80,077
FINANCIALS - 79.5%
Closed - End Funds - 25.0%
AP Alternative Assets LP (e)	1,730	21,192
ARC Capital Holdings Ltd. (c)	8,556	9,369
Candover Investments Plc (c)	642	6,245
Castle Private Equity Ltd. (c)	335	3,100
Conversus Capital LP (c)	1,428	28,988
Electra Private Equity Plc (c)	916	24,452
Graphite Enterprise Trust Plc	1,962	10,998

	Shares/Par (p)	Value
HBM BioVentures AG - Class A (c)	241	11,702
HgCapital Trust Plc	836	14,418
Pantheon International, LLC (c)	800	8,845
Princess Private Equity Holding Ltd. (c)	1,876	16,486
Standard Life European Private Equity Trust Plc	246	616
SVG Capital Plc (c)	6,379	25,469

		181,880
Diversified Financial Services - 22.6%
Blackstone Group LP	1,766	31,576
Brookfield Asset Management Inc. - Class A	635	20,612
GP Investments Ltd. - BDR (c)	3,750	14,700
Intermediate Capital Group Plc	4,135	21,658
KKR & Co. LP	1,900	31,179
Onex Corp.	930	32,605
Partners Group Holding AG	61	11,586

		163,916
Holding Companies - Diversified - 4.2%
Leucadia National Corp.	809	30,368
Investment Companies - 9.7%
Bure Equity AB	942	5,120
China Merchants China Direct Investments Ltd.	2,973	6,421
Investor AB (e)	1,085	26,335
LMS Capital Plc (c)	2,848	2,627
Ratos AB Series B (e)	600	23,689
THL Credit Inc.	434	5,924

		70,116
Venture Capital - 18.0%
3i Group Plc	6,300	30,208
Altamir Amboise (c) (e)	1,063	12,203
Apollo Global Management LLC - Class A (c)	442	7,964
Deutsche Beteiligungs AG (e)	239	6,801
Dinamia Capital Privado Scr SA	159	1,884
Eurazeo	421	32,923
Gimv NV	308	18,532
IP Group Plc (c)	5,547	4,227
Jafco Co. Ltd. (c) (e)	313	8,053
Marfin Investment Group SA (c)	7,181	7,938

		130,733
INDUSTRIALS - 3.4%
Orkla ASA	2,183	21,158
Schouw & Co.	133	3,709

		24,867
INFORMATION TECHNOLOGY - 2.6%
Internet Capital Group Inc. (c)	657	9,338
Safeguard Scientifics Inc. (c)	452	9,192

		18,530

Total Common Stocks (cost $570,207)		700,487

RIGHTS - 0.0%
HgCapital Trust Plc (c)	153	300

Total Rights (cost $0)		300

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 3.4%
JNL Money Market Fund, 0.08% (a) (h)	24,536	24,536
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	28,427	28,427

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Total Short Term Investments (cost $52,963)		52,963

Total Investments - 103.8% (cost $623,170)		753,750
Other Assets and Liabilities, Net - (3.8%)		(27,668)

Total Net Assets - 100.0%		$726,082

JNL/S&P Managed Conservative Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Eagle Core Equity Fund (13.3%) (a)	3,900	$30,340
JNL/Goldman Sachs Core Plus Bond Fund (12.3%) (a)	9,279	113,114
JNL/Goldman Sachs Emerging Markets Debt Fund (3.9%) (a)	2,302	32,045
JNL/Goldman Sachs Mid Cap Value Fund (3.0%) (a)	1,961	21,946
JNL/Invesco International Growth Fund (3.8%) (a)	2,271	24,298
JNL/Invesco Large Cap Growth Fund (2.9%) (a)	2,317	30,975
JNL/JPMorgan International Value Fund (3.4%) (a)	2,886	22,597
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.4%) (a)	8,161	106,172
JNL/Oppenheimer Global Growth Fund (2.0%) (a)	1,020	11,288
JNL/PIMCO Real Return Fund (5.7%) (a)	8,488	104,658
JNL/PIMCO Total Return Bond Fund (3.6%) (a)	9,012	112,565
JNL/PPM America Floating Rate Income Fund (31.4%) (a)	11,392	114,485
JNL/Select Value Fund (3.2%) (a)	2,246	41,192
JNL/T. Rowe Price Established Growth Fund (2.1%) (a)	1,683	37,571
JNL/T. Rowe Price Value Fund (2.9%) (a)	3,395	39,317
JNL/T. Rowe Short-Term Bond Fund (18.8%) (a)	19,616	194,589

Total Investment Companies (cost $989,518)		1,037,152

Total Investments - 99.9% (cost $989,518)		1,037,152
Other Assets and Liabilities, Net - 0.1%		830

Total Net Assets - 100.0%		$1,037,982

JNL/S&P Managed Moderate Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Franklin Templeton International Small Cap Growth Fund (0.4%) (a)	99	$819
JNL/Goldman Sachs Core Plus Bond Fund (15.3%) (a)	11,544	140,722
JNL/Goldman Sachs Emerging Markets Debt Fund (6.8%) (a)	4,001	55,691
JNL/Goldman Sachs Mid Cap Value Fund (10.0%) (a)	6,494	72,665
JNL/Invesco Global Real Estate Fund (0.9%) (a)	727	6,314
JNL/Invesco International Growth Fund (6.1%) (a)	3,660	39,163
JNL/Invesco Large Cap Growth Fund (10.0%) (a)	7,960	106,421

	Shares/Par (p)	Value
JNL/JPMorgan International Value Fund (5.7%) (a)	4,831	37,829
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.4%) (a)	10,297	133,970
JNL/Lazard Emerging Markets Fund (2.7%) (a)	3,164	37,909
JNL/M&G Global Basics Fund (14.5%) (a)	2,622	40,880
JNL/Oppenheimer Global Growth Fund (7.3%) (a)	3,677	40,709
JNL/PIMCO Real Return Fund (9.6%) (a)	14,307	176,400
JNL/PIMCO Total Return Bond Fund (4.6%) (a)	11,504	143,680
JNL/PPM America Floating Rate Income Fund (35.3%) (a)	12,791	128,545
JNL/Select Value Fund (9.9%) (a)	6,915	126,818
JNL/T. Rowe Price Established Growth Fund (7.5%) (a)	6,016	134,271
JNL/T. Rowe Price Mid-Cap Growth Fund (3.2%) (a)	1,678	54,316
JNL/T. Rowe Price Value Fund (9.4%) (a)	11,019	127,601
JNL/T. Rowe Short-Term Bond Fund (23.2%) (a)	24,233	240,390

Total Investment Companies (cost $1,716,151)		1,845,113

Total Investments - 99.9% (cost $1,716,151)		1,845,113
Other Assets and Liabilities, Net - 0.1%		1,473

Total Net Assets - 100.0%		$1,846,586

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/BlackRock Commodity Securities Fund (1.2%) (a)	1,195	$14,261
JNL/Capital Guardian U.S. Growth Equity Fund (8.0%) (a)	1,864	41,948
JNL/Eagle SmallCap Equity Fund (3.2%) (a)	1,018	24,083
JNL/Franklin Templeton International Small Cap Growth Fund (8.2%) (a)	2,295	18,983
JNL/Franklin Templeton Small Cap Value Fund (9.4%) (a)	3,318	38,947
JNL/Goldman Sachs Core Plus Bond Fund (16.4%) (a)	12,375	150,848
JNL/Goldman Sachs Emerging Markets Debt Fund (11.8%) (a)	6,917	96,279
JNL/Goldman Sachs Mid Cap Value Fund (22.2%) (a)	14,377	160,883
JNL/Invesco Global Real Estate Fund (1.4%) (a)	1,111	9,645
JNL/Invesco International Growth Fund (19.8%) (a)	11,880	127,111
JNL/Invesco Large Cap Growth Fund (23.5%) (a)	18,703	250,061
JNL/JPMorgan International Value Fund (19.3%) (a)	16,470	128,957
JNL/JPMorgan MidCap Growth Fund (3.8%) (a)	498	10,785
JNL/JPMorgan U.S. Government & Quality Bond Fund (17.4%) (a)	12,487	162,461
JNL/Lazard Emerging Markets Fund (6.7%) (a)	7,886	94,472
JNL/M&G Global Basics Fund (17.8%) (a)	3,221	50,208
JNL/Oppenheimer Global Growth Fund (12.5%) (a)	6,303	69,772
JNL/PIMCO Real Return Fund (11.4%) (a)	17,027	209,939
JNL/PIMCO Total Return Bond Fund (4.3%) (a)	10,808	134,996

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JNL/PPM America Floating Rate Income Fund (29.8%) (a)	10,792	108,460
JNL/PPM America High Yield Bond Fund (4.8%) (a)	8,083	56,176
JNL/PPM America Mid Cap Value Fund (9.9%) (a)	1,326	15,592
JNL/Select Value Fund (25.7%) (a)	17,947	329,150
JNL/T. Rowe Price Established Growth Fund (15.6%) (a)	12,603	281,307
JNL/T. Rowe Price Mid-Cap Growth Fund (7.3%) (a)	3,816	123,494
JNL/T. Rowe Price Value Fund (24.8%) (a)	28,908	334,755
JNL/T. Rowe Short-Term Bond Fund (19.8%) (a)	20,645	204,795

Total Investment Companies (cost $3,005,939)		3,248,368

Total Investments - 99.9% (cost $3,005,939)		3,248,368
Other Assets and Liabilities, Net - 0.1%		1,631

Total Net Assets - 100.0%		$3,249,999

JNL/S&P Managed Growth Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/BlackRock Commodity Securities Fund (4.3%) (a)	4,252	$50,727
JNL/Capital Guardian U.S. Growth Equity Fund (7.4%) (a)	1,739	39,118
JNL/Eagle Core Equity Fund (28.0%) (a)	8,203	63,817
JNL/Eagle SmallCap Equity Fund (12.6%) (a)	4,020	95,115
JNL/Franklin Templeton International Small Cap Growth Fund (10.4%) (a)	2,916	24,115
JNL/Franklin Templeton Small Cap Value Fund (12.7%) (a)	4,488	52,694
JNL/Goldman Sachs Core Plus Bond Fund (1.5%) (a)	1,148	13,989
JNL/Goldman Sachs Emerging Markets Debt Fund (8.6%) (a)	5,032	70,051
JNL/Goldman Sachs Mid Cap Value Fund (14.6%) (a)	9,428	105,500
JNL/Invesco Global Real Estate Fund (3.0%) (a)	2,356	20,452
JNL/Invesco International Growth Fund (15.4%) (a)	9,231	98,772
JNL/Invesco Large Cap Growth Fund (22.7%) (a)	18,072	241,620
JNL/JPMorgan International Value Fund (13.7%) (a)	11,687	91,511
JNL/JPMorgan MidCap Growth Fund (6.7%) (a)	878	18,998
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.1%) (a)	2,187	28,454
JNL/Lazard Emerging Markets Fund (5.8%) (a)	6,820	81,707
JNL/M&G Global Basics Fund (33.4%) (a)	6,047	94,271
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	268	8,382
JNL/Oppenheimer Global Growth Fund (13.2%) (a)	6,652	73,643
JNL/PIMCO Real Return Fund (6.0%) (a)	8,850	109,115
JNL/PIMCO Total Return Bond Fund (2.1%) (a)	5,129	64,059
JNL/PPM America High Yield Bond Fund (5.4%) (a)	8,965	62,304
JNL/PPM America Mid Cap Value Fund (9.9%) (a)	1,326	15,592
JNL/Select Value Fund (20.0%) (a)	13,959	256,013

	Shares/Par (p)	Value
JNL/T. Rowe Price Established Growth Fund (13.6%) (a)	10,946	244,307
JNL/T. Rowe Price Mid-Cap Growth Fund (7.0%) (a)	3,640	117,793
JNL/T. Rowe Price Value Fund (19.5%) (a)	22,760	263,565

Total Investment Companies (cost $2,157,031)		2,405,684

Total Investments - 99.9% (cost $2,157,031)		2,405,684
Other Assets and Liabilities, Net - 0.1%		3,605

Total Net Assets - 100.0%		$2,409,289

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT COMPANIES - 99.6%
JNL/BlackRock Commodity Securities Fund (2.5%) (a)	2,471	$29,481
JNL/Eagle SmallCap Equity Fund (5.2%) (a)	1,668	39,457
JNL/Franklin Templeton International Small Cap Growth Fund (6.7%) (a)	1,885	15,589
JNL/Franklin Templeton Small Cap Value Fund (8.7%) (a)	3,079	36,151
JNL/Goldman Sachs Emerging Markets Debt Fund (2.1%) (a)	1,212	16,867
JNL/Goldman Sachs Mid Cap Value Fund (7.2%) (a)	4,692	52,501
JNL/Invesco Global Real Estate Fund (1.1%) (a)	832	7,223
JNL/Invesco International Growth Fund (5.8%) (a)	3,494	37,387
JNL/Invesco Large Cap Growth Fund (7.8%) (a)	6,190	82,759
JNL/JPMorgan International Value Fund (5.5%) (a)	4,698	36,782
JNL/JPMorgan MidCap Growth Fund (4.8%) (a)	629	13,619
JNL/Lazard Emerging Markets Fund (2.5%) (a)	2,963	35,492
JNL/M&G Global Basics Fund (15.2%) (a)	2,755	42,951
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	182	5,720
JNL/Oppenheimer Global Growth Fund (8.1%) (a)	4,067	45,019
JNL/PIMCO Real Return Fund (1.6%) (a)	2,370	29,225
JNL/PPM America High Yield Bond Fund (2.7%) (a)	4,591	31,908
JNL/Select Value Fund (7.1%) (a)	4,989	91,496
JNL/T. Rowe Price Established Growth Fund (5.5%) (a)	4,441	99,134
JNL/T. Rowe Price Mid-Cap Growth Fund (2.8%) (a)	1,449	46,890
JNL/T. Rowe Price Value Fund (6.3%) (a)	7,363	85,265

Total Investment Companies (cost $791,083)		880,916

Total Investments - 99.6% (cost $791,083)		880,916
Other Assets and Liabilities, Net - 0.4%		3,584

Total Net Assets - 100.0%		$884,500

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 99.8%
JNL/Goldman Sachs Core Plus Bond Fund (1.6%) (a)	1,244	$15,160
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	803	11,176
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.6%) (a)	1,166	15,173
JNL/Mellon Capital Management International Index Fund (4.8%) (a)	4,562	58,902
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.7%) (a)	2,460	37,240
JNL/Mellon Capital Management S&P 500 Index Fund (10.0%) (a)	13,581	152,107
JNL/Mellon Capital Management Small Cap Index Fund (1.6%) (a)	955	12,996
JNL/PIMCO Real Return Fund (1.8%) (a)	2,704	33,335
JNL/PIMCO Total Return Bond Fund (0.5%) (a)	1,215	15,182
JNL/PPM America Floating Rate Income Fund (3.4%) (a)	1,247	12,533
JNL/T. Rowe Short-Term Bond Fund (2.6%) (a)	2,761	27,386

Total Investment Companies (cost $349,697)		391,190

Total Investments - 99.8% (cost $349,697)		391,190
Other Assets and Liabilities, Net - 0.2%		721

Total Net Assets - 100.0%		$391,911

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.1%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	834	$11,615
JNL/Mellon Capital Management 25 Fund (4.5%) (a)	1,912	25,559
JNL/Mellon Capital Management International Index Fund (6.9%) (a)	6,579	84,938
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.0%) (a)	301	9,437
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (5.0%) (a)	2,643	40,007
JNL/Mellon Capital Management S&P 500 Index Fund (13.1%) (a)	17,875	200,202
JNL/Mellon Capital Management Small Cap Index Fund (2.2%) (a)	1,319	17,940
JNL/PIMCO Real Return Fund (1.8%) (a)	2,708	33,383
JNL/PIMCO Total Return Bond Fund (0.5%) (a)	1,231	15,378

Total Investment Companies (cost $373,034)		438,459

Total Investments - 100.1% (cost $373,034)		438,459
Other Assets and Liabilities, Net - (0.1%)		(251)

Total Net Assets - 100.0%		$438,208

JNL/S&P Disciplined Growth Fund (b)
INVESTMENT COMPANIES - 99.8%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	217	$3,021

	Shares/Par (p)	Value
JNL/Mellon Capital Management 25 Fund (1.4%) (a)	579	7,737
JNL/Mellon Capital Management International Index Fund (3.1%) (a)	2,995	38,662
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	169	5,300
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.3%) (a)	1,188	17,994
JNL/Mellon Capital Management S&P 500 Index Fund (4.2%) (a)	5,799	64,951
JNL/Mellon Capital Management Small Cap Index Fund (1.2%) (a)	716	9,743
JNL/PIMCO Real Return Fund (0.3%) (a)	512	6,308
JNL/PPM America High Yield Bond Fund (0.4%) (a)	600	4,169

Total Investment Companies (cost $135,698)		157,885

Total Investments - 99.8% (cost $135,698)		157,885
Other Assets and Liabilities, Net - 0.2%		245

Total Net Assets - 100.0%		$158,130

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 28.9%
Apollo Group Inc. - Class A (c)	286	$11,928
Best Buy Co. Inc.	227	6,531
DeVry Inc.	226	12,469
Family Dollar Stores Inc.	194	9,938
Gap Inc.	457	10,355
RadioShack Corp.	527	7,904
Ross Stores Inc.	150	10,700
Starbucks Corp.	318	11,740
TJX Cos. Inc.	213	10,600

		92,165
CONSUMER STAPLES - 2.9%
Sysco Corp.	335	9,278
ENERGY - 3.6%
Southwestern Energy Co. (c)	270	11,587
FINANCIALS - 3.5%
Federated Investors Inc. - Class B (e)	412	11,013
HEALTH CARE - 9.9%
Eli Lilly & Co.	289	10,157
Gilead Sciences Inc. (c)	267	11,350
Varian Medical Systems Inc. (c)	148	9,987

		31,494
INDUSTRIALS - 10.5%
Lockheed Martin Corp.	143	11,489
Rockwell Collins Inc.	174	11,288
WW Grainger Inc.	78	10,714

		33,491
INFORMATION TECHNOLOGY - 33.1%
Apple Inc. (c)	31	10,932
Intel Corp.	460	9,282
International Business Machines Corp.	69	11,253
Lexmark International Inc. - Class A (c)	268	9,935
MasterCard Inc. - Class A	41	10,324
Microsoft Corp.	387	9,821
Paychex Inc.	341	10,683

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Teradata Corp. (c)	237	11,997
Texas Instruments Inc.	307	10,608
Western Digital Corp. (c)	290	10,820

		105,655
MATERIALS - 6.7%
Ecolab Inc.	203	10,373
Sherwin-Williams Co.	132	11,054

		21,427

Total Common Stocks (cost $285,110)		316,110

SHORT TERM INVESTMENTS - 3.8%
Investment Company - 0.6%
JNL Money Market Fund, 0.08% (a) (h)	2,048	2,048
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,991	9,991
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	212	207

		10,198

Total Short Term Investments (cost $12,251)		12,246

Total Investments - 102.9% (cost $297,361)		328,356
Other Assets and Liabilities, Net - (2.9%)		(9,372)

Total Net Assets - 100.0%		$318,984

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 10.0%
Home Depot Inc.	498	$18,445
McDonald’s Corp.	192	14,622
VF Corp. (e)	180	17,770

		50,837
CONSUMER STAPLES - 9.3%
Clorox Co.	242	16,946
Kimberly-Clark Corp.	242	15,766
Sysco Corp.	518	14,362

		47,074
ENERGY - 12.3%
Chevron Corp.	186	19,946
Exxon Mobil Corp.	216	18,187
Marathon Oil Corp.	449	23,936

		62,069
FINANCIALS - 10.0%
Kimco Realty Corp.	897	16,457
M&T Bank Corp.	194	17,183
Public Storage	155	17,163

		50,803
HEALTH CARE - 9.6%
Bristol-Myers Squibb Co.	592	15,654
Merck & Co. Inc.	437	14,410
Pfizer Inc.	923	18,746

		48,810
INDUSTRIALS - 10.2%
Lockheed Martin Corp.	221	17,770

	Shares/Par (p)	Value
Pitney Bowes Inc.	681	17,502
Raytheon Co.	323	16,442

		51,714
INFORMATION TECHNOLOGY - 9.2%
Automatic Data Processing Inc.	335	17,208
Intel Corp.	712	14,370
Microsoft Corp.	597	15,134

		46,712
MATERIALS - 10.0%
Air Products & Chemicals Inc.	173	15,637
PPG Industries Inc.	192	18,254
Praxair Inc.	162	16,500

		50,391
TELECOMMUNICATION SERVICES - 9.7%
AT&T Inc.	538	16,462
CenturyTel Inc. (e)	350	14,542
Verizon Communications Inc.	470	18,105

		49,109
UTILITIES - 9.1%
Consolidated Edison Inc.	311	15,774
PPL Corp.	592	14,981
Southern Co.	399	15,200

		45,955

Total Common Stocks (cost $439,982)		503,474

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 0.7%
JNL Money Market Fund, 0.08% (a) (h)	3,551	3,551
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	11,623	11,623
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	255	249

		11,872

Total Short Term Investments (cost $15,429)		15,423

Total Investments - 102.4% (cost $455,411)		518,897
Other Assets and Liabilities, Net - (2.4%)		(12,313)

Total Net Assets - 100.0%		$506,584

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 16.0%
GameStop Corp. - Class A (c) (e)	521	$11,741
H&R Block Inc.	822	13,762
RadioShack Corp.	563	8,451
VF Corp.	125	12,308
Washington Post Co. - Class B (e)	27	12,015

		58,277
HEALTH CARE - 37.1%
Abbott Laboratories	224	10,970
Aetna Inc.	349	13,082
AmerisourceBergen Corp.	336	13,274
Amgen Inc. (c)	197	10,553
Cardinal Health Inc.	291	11,968

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
CIGNA Corp.	281	12,454
Humana Inc. (c)	185	12,920
Medtronic Inc.	309	12,151
Quest Diagnostics Inc.	211	12,171
UnitedHealth Group Inc.	283	12,813
Zimmer Holdings Inc. (c)	210	12,719

		135,075
INDUSTRIALS - 13.0%
General Dynamics Corp.	157	11,993
L-3 Communications Holdings Inc.	148	11,580
Pitney Bowes Inc.	472	12,114
Raytheon Co.	225	11,439

		47,126
INFORMATION TECHNOLOGY - 19.0%
Dell Inc. (c)	786	11,400
Fiserv Inc. (c)	188	11,795
Harris Corp.	234	11,609
Microsoft Corp.	413	10,464
Symantec Corp. (c)	619	11,478
Total System Services Inc. (e)	686	12,362

		69,108
MATERIALS - 6.6%
Ball Corp.	316	11,319
MeadWestvaco Corp.	417	12,641

		23,960
TELECOMMUNICATION SERVICES - 3.4%
Verizon Communications Inc.	324	12,505
UTILITIES - 2.7%
Entergy Corp.	146	9,808

Total Common Stocks (cost $322,681)		355,859

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 0.8%
JNL Money Market Fund, 0.08% (a) (h)	2,968	2,968
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	23,255	23,255
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	274	268

		23,523

Total Short Term Investments (cost $26,497)		26,491

Total Investments - 105.1% (cost $349,178)		382,350
Other Assets and Liabilities, Net - (5.1%)		(18,671)

Total Net Assets - 100.0%		$363,679

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 25.0%
DR Horton Inc.	886	$10,320
Gannett Co. Inc.	681	10,371
Gap Inc.	416	9,431
H&R Block Inc.	707	11,827
Limited Brands Inc.	264	8,678
O’Reilly Automotive Inc. (c)	148	8,531
RadioShack Corp.	480	7,199

	Shares/Par (p)	Value
Washington Post Co. - Class B (e)	24	10,284

		76,641
CONSUMER STAPLES - 2.9%
SUPERVALU Inc. (e)	988	8,824
ENERGY - 3.9%
ConocoPhillips	148	11,846
FINANCIALS - 32.8%
American Express Co.	205	9,264
Bank of America Corp.	812	10,829
Capital One Financial Corp.	239	12,417
Chubb Corp.	157	9,604
Citigroup Inc. (c)	2,117	9,356
Goldman Sachs Group Inc.	57	9,022
JPMorgan Chase & Co.	238	10,963
Legg Mason Inc.	274	9,880
State Street Corp.	207	9,292
Vornado Realty Trust	109	9,580

		100,207
HEALTH CARE - 7.0%
Biogen Idec Inc. (c)	139	10,166
WellPoint Inc.	160	11,136

		21,302
INDUSTRIALS - 13.8%
General Electric Co.	564	11,306
Huntington Ingalls Industries Inc. (c)	24	994
L-3 Communications Holdings Inc.	126	9,901
Northrop Grumman Systems Corp.	144	9,008
Textron Inc.	399	10,935

		42,144
INFORMATION TECHNOLOGY - 3.3%
Fiserv Inc. (c)	161	10,083
MATERIALS - 3.5%
MeadWestvaco Corp.	359	10,900
TELECOMMUNICATION SERVICES - 7.1%
Sprint Nextel Corp. (c)	2,353	10,920
Verizon Communications Inc.	278	10,705

		21,625

Total Common Stocks (cost $277,964)		303,572

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 0.4%
JNL Money Market Fund, 0.08% (a) (h)	1,407	1,407
Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	17,702	17,702
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	640	625

		18,327

Total Short Term Investments (cost $19,749)		19,734

Total Investments - 105.7% (cost $297,713)		323,306
Other Assets and Liabilities, Net - (5.7%)		(17,560)

Total Net Assets - 100.0%		$305,746

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
JNL/S&P 4 Fund (b)
INVESTMENT COMPANIES - 99.6%
JNL/S&P Competitive Advantage Fund
(70.0%) (a)	19,806	$223,211
JNL/S&P Dividend Income & Growth Fund
(45.9%) (a)	22,318	232,332
JNL/S&P Intrinsic Value Fund (64.5%) (a)	21,500	234,357
JNL/S&P Total Yield Fund (76.0%) (a)	22,477	232,186

Total Investment Companies (cost $718,551)		922,086

Total Investments - 99.6% (cost $718,551)		922,086
Other Assets and Liabilities, Net - 0.4%		3,726

Total Net Assets - 100.0%		$925,812

JNL/Select Balanced Fund
COMMON STOCKS - 66.3%
CONSUMER DISCRETIONARY - 5.7%
Comcast Corp. - Class A	679	$16,773
Expedia Inc.	68	1,536
Honda Motor Co. Ltd. - ADR (e)	234	8,784
Johnson Controls Inc.	185	7,699
Lowe’s Cos. Inc.	462	12,221
News Corp. - Class A	745	13,083
Omnicom Group Inc.	42	2,048
Staples Inc.	456	8,857
Target Corp.	96	4,801
Time Warner Inc.	222	7,913

		83,715
CONSUMER STAPLES - 4.4%
Colgate-Palmolive Co.	47	3,782
CVS Caremark Corp.	261	8,944
PepsiCo Inc.	273	17,590
Philip Morris International Inc.	224	14,729
Procter & Gamble Co.	161	9,907
Unilever NV - NYS	345	10,823

		65,775
ENERGY - 9.7%
Anadarko Petroleum Corp.	181	14,823
Baker Hughes Inc.	181	13,269
Chevron Corp.	324	34,829
Exxon Mobil Corp.	503	42,326
Occidental Petroleum Corp.	142	14,830
Total SA - ADR	168	10,270
Ultra Petroleum Corp. (c)	266	13,094

		143,441
FINANCIALS - 12.0%
ACE Ltd.	251	16,256
Bank of America Corp.	931	12,414
BB&T Corp.	303	8,311
Chubb Corp.	130	7,961
Duke Realty Corp.	373	5,228
Goldman Sachs Group Inc.	37	5,927
Hartford Financial Services Group Inc.	300	8,066
JPMorgan Chase & Co.	680	31,362
MetLife Inc.	375	16,751
PNC Financial Services Group Inc.	219	13,804
Principal Financial Group Inc.	147	4,724
UBS AG (c)	566	10,209

	Shares/Par (p)	Value
Wells Fargo & Co.	1,146	36,319

		177,332
HEALTH CARE - 8.4%
Cardinal Health Inc.	275	11,328
Eli Lilly & Co.	487	17,137
Johnson & Johnson	336	19,901
Medtronic Inc.	389	15,308
Merck & Co. Inc.	662	21,863
Pfizer Inc.	1,635	33,203
Teva Pharmaceutical Industries Ltd. - ADR	95	4,772

		123,512
INDUSTRIALS - 8.9%
Cooper Industries Plc	212	13,754
Deere & Co.	110	10,697
FedEx Corp.	112	10,482
General Dynamics Corp.	162	12,384
General Electric Co.	722	14,481
Honeywell International Inc.	117	6,970
Huntington Ingalls Industries Inc. (c)	23	970
Masco Corp.	369	5,136
Northrop Grumman Systems Corp.	140	8,798
Pentair Inc.	274	10,336
Siemens AG - ADR (e)	80	10,967
United Continental Holdings Inc. (c)	330	7,585
United Parcel Service Inc. - Class B	140	10,382
Waste Management Inc.	218	8,130

		131,072
INFORMATION TECHNOLOGY - 9.0%
Accenture Plc - Class A	230	12,644
Analog Devices Inc.	278	10,931
Automatic Data Processing Inc.	212	10,878
Avnet Inc. (c)	206	7,010
Cisco Systems Inc.	544	9,329
eBay Inc. (c)	208	6,471
Hewlett-Packard Co.	186	7,613
International Business Machines Corp.	178	29,059
Microsoft Corp.	591	14,993
QUALCOMM Inc.	198	10,845
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	643	7,831
Xilinx Inc.	167	5,478

		133,082
MATERIALS - 3.0%
Barrick Gold Corp.	104	5,404
Dow Chemical Co.	297	11,196
Owens-Illinois Inc. (c)	249	7,521
Praxair Inc.	52	5,255
Rio Tinto Plc - ADR (e)	109	7,739
Temple-Inland Inc.	297	6,940

		44,055
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,224	37,456
UTILITIES - 2.7%
Dominion Resources Inc. (e)	256	11,435
Exelon Corp.	189	7,786
PG&E Corp.	161	7,105
PPL Corp.	205	5,190
Xcel Energy Inc.	360	8,612

		40,128

Total Common Stocks (cost $833,766)		979,568

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	269
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	455	465
Avis Budget Rental Car Funding AESOP LLC,
2.09%, 04/20/14 (r)	1,375	1,366
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	750	766
5.93%, 05/10/45 (i)	350	380
5.37%, 09/10/47 (i)	1,200	1,294
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	303	305
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.70%, 04/12/38 (i)	168	184
5.91%, 09/11/38 (i)	540	592
5.20%, 12/11/38	780	823
5.62%, 03/11/39 (i)	915	994
5.54%, 09/11/41	600	643
5.54%, 10/12/41	545	585
CarMax Auto Owner Trust, 4.79%, 02/15/13	416	424
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	844
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 10/19/23	270	277
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	1,272	1,289
Ford Credit Floorplan Master Owner Trust, 1.91%, 12/15/14 (i) (r)	1,000	1,019
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	947
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	28	29
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	533
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	526	544
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	503
SBA Tower Trust, 4.25%, 04/15/40 (r)	420	438
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24 (e)	221	239

Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,155)		15,752

CORPORATE BONDS AND NOTES - 8.9%
CONSUMER DISCRETIONARY - 0.8%
CBS Corp.
5.75%, 04/15/20 (e)	805	851
4.30%, 02/15/21	25	24
Comcast Corp.
6.50%, 01/15/17	750	854
6.55%, 07/01/39 (e)	375	389
COX Communications Inc., 5.45%, 12/15/14	500	552
Daimler Finance North America LLC
6.50%, 11/15/13	425	475
8.50%, 01/18/31	300	403
DIRECTV Holdings LLC
3.13%, 02/15/16	900	887
6.38%, 03/01/41	635	639
Grupo Televisa SA, 6.63%, 01/15/40	375	397
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	484
NBC Universal Inc., 2.88%, 04/01/16 (r)	1,700	1,661
News America Inc., 5.65%, 08/15/20 (e)	845	919
Staples Inc., 9.75%, 01/15/14 (l)	335	402

	Shares/Par (p)	Value
Target Corp., 5.38%, 05/01/17	800	891
Time Warner Cable Inc.
5.85%, 05/01/17	270	295
5.00%, 02/01/20	500	505
Time Warner Inc., 4.88%, 03/15/20 (e)	500	510
Viacom Inc., 6.88%, 04/30/36	670	734

		11,872
CONSUMER STAPLES - 0.6%
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	803
5.38%, 01/15/20 (e)	170	183
CVS Caremark Corp.
6.13%, 08/15/16	400	451
5.75%, 06/01/17	245	270
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	245
Kellogg Co., 4.00%, 12/15/20 (e)	1,300	1,272
Kraft Foods Inc., 6.25%, 06/01/12	302	320
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,659
SABMiller Plc, 6.50%, 07/15/18 (r)	600	694
Wal-Mart Stores Inc., 3.63%, 07/08/20	2,300	2,225
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	946

		9,068
ENERGY - 0.3%
BP Capital Markets Plc, 4.75%, 03/10/19	675	702
ConocoPhillips, 4.60%, 01/15/15	500	545
EOG Resources Inc., 5.63%, 06/01/19	190	208
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	82
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	932
Shell International Finance BV
3.10%, 06/28/15	400	410
3.25%, 09/22/15 (e)	550	568
4.38%, 03/25/20	675	697
StatoilHydro ASA, 5.25%, 04/15/19	215	235
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	939

		5,318
FINANCIALS - 5.0%
Ace Capital Trust II, 9.70%, 04/01/30	525	661
American Express Centurion Bank, 6.00%, 09/13/17	850	947
American Express Credit Corp., 2.75%, 09/15/15 (e)	500	491
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	983
Ameriprise Financial Inc., 5.30%, 03/15/20	170	180
ANZ National International Ltd., 2.38%, 12/21/12 (r)	260	263
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	522
AXA SA, 8.60%, 12/15/30	425	503
Bank of America Corp.
6.50%, 08/01/16 (e)	2,000	2,213
5.42%, 03/15/17	700	715
7.63%, 06/01/19	800	927
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	257
5.45%, 05/15/19	500	548
Bank of Nova Scotia, 3.40%, 01/22/15	625	647
Barclays Bank Plc, 6.75%, 05/22/19	320	361
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,261
Capital One Capital IV, 6.75%, 02/17/37 (i)	250	251
Caterpillar Financial Services Corp., 2.75%, 06/24/15	600	611

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
CDP Financial, 4.40%, 11/25/19 (r)	600	605
Charles Schwab Corp., 4.95%, 06/01/14	190	206
Citigroup Inc.
5.50%, 10/15/14	515	555
4.59%, 12/15/15 (e)	535	553
5.85%, 08/02/16	1,300	1,409
8.50%, 05/22/19	400	494
8.13%, 07/15/39 (e)	115	144
Comerica Inc., 3.00%, 09/16/15	95	95
Credit Agricole SA, 3.50%, 04/13/15 (r)	740	743
Credit Suisse New York, 3.50%, 03/23/15 (e)	345	352
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	511
Discover Financial Services, 6.45%, 06/12/17	90	97
Eaton Vance Corp., 6.50%, 10/02/17	160	181
ENEL Finance International SA
5.13%, 10/07/19 (r)	350	353
6.80%, 09/15/37 (r)	235	236
ERAC USA Finance LLC, 2.25%, 01/10/14 (r)	975	973
ERP Operating LP, 4.75%, 07/15/20 (e)	765	775
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	229
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,093
5.90%, 05/13/14	250	276
2.25%, 11/09/15	1,000	961
5.63%, 09/15/17 (e)	1,700	1,845
4.63%, 01/07/21	1,000	985
Goldman Sachs Group Inc.
1.63%, 07/15/11	4,000	4,016
5.35%, 01/15/16	900	961
5.63%, 01/15/17 (e)	1,350	1,423
6.25%, 02/01/41 (e)	940	936
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	664
HCP Inc., 6.00%, 01/30/17 (e)	365	394
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	861
HSBC Bank USA, 5.88%, 11/01/34	250	245
HSBC Finance Corp., 6.38%, 11/27/12	500	538
ING Bank NV, 2.00%, 10/18/13 (r)	1,850	1,829
John Deere Capital Corp., 2.95%, 03/09/15	180	185
JPMorgan Chase & Co.
3.70%, 01/20/15 (e)	600	617
3.40%, 06/24/15	1,800	1,811
6.30%, 04/23/19	475	526
6.40%, 05/15/38	425	470
Kimco Realty Corp., 5.78%, 03/15/16	345	379
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	1,911
Liberty Mutual Insurance Co., 7.88%, 10/15/26	475	516
Liberty Property LP, 6.63%, 10/01/17	225	254
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	637
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	178
MetLife Global Funding I Inc., 2.50%, 09/29/15 (r)	1,200	1,169
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (r)	600	612
Morgan Stanley
2.00%, 09/22/11	5,000	5,043
6.00%, 05/13/14	400	435
5.38%, 10/15/15	170	181
5.45%, 01/09/17	1,700	1,792
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	1,095
Nomura Holdings Inc., 5.00%, 03/04/15	280	290
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	357
Northern Trust Corp., 3.45%, 11/04/20	490	465

	Shares/Par (p)	Value
PNC Funding Corp., 5.40%, 06/10/14 (e)	525	575
Private Export Funding Corp., 2.25%, 12/15/17	1,985	1,883
Prudential Financial Inc.
5.50%, 03/15/16	425	455
6.00%, 12/01/17	450	495
Rabobank Nederland NV, 3.20%, 03/11/15 (r)	750	763
Realty Income Corp.
6.75%, 08/15/19 (e)	355	405
5.75%, 01/15/21	335	353
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	520
Simon Property Group LP
4.20%, 02/01/15 (e)	600	631
6.10%, 05/01/16	325	367
Sovereign Bank, 8.75%, 05/30/18	450	508
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	271
Svenska Handelsbanken AB, 4.88%, 06/10/14 (r)	700	750
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,016
U.S. Bank NA, 4.95%, 10/30/14	450	490
US Bancorp, 2.88%, 11/20/14	500	513
Wachovia Corp.
5.25%, 08/01/14	500	535
5.75%, 06/15/17	1,500	1,662
WEA Finance LLC
5.70%, 10/01/16 (r)	100	109
7.13%, 04/15/18 (r)	350	406
Wells Fargo & Co., 3.75%, 10/01/14	575	602

		74,111
HEALTH CARE - 0.5%
Amgen Inc.
6.15%, 06/01/18	425	488
5.70%, 02/01/19	350	391
Express Scripts Inc., 6.25%, 06/15/14	160	178
McKesson Corp., 3.25%, 03/01/16	175	176
Merck & Co. Inc., 4.00%, 06/30/15 (e)	370	394
Pfizer Inc., 6.20%, 03/15/19	700	807
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	850
Sanofi-Aventis SA, 4.00%, 03/29/21 (e)	1,025	1,008
Schering-Plough, 5.30%, 12/01/13 (l)	450	496
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	145
3.20%, 05/01/15	180	184
UnitedHealth Group Inc.
5.50%, 11/15/12	379	406
3.88%, 10/15/20 (e)	600	571
WellPoint Inc., 4.35%, 08/15/20	1,000	998

		7,092
INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860	900
Cargill Inc., 5.60%, 09/15/12 (r)	485	516
Deere & Co., 4.38%, 10/16/19	185	193
Pitney Bowes Inc., 5.75%, 09/15/17	385	414
Raytheon Co., 1.63%, 10/15/15 (e)	835	797
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	760
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	541
United Parcel Service Inc., 4.88%, 11/15/40	370	348

		4,469
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 4.45%, 01/15/20	500	513
Dell Inc., 5.88%, 06/15/19 (e)	460	505
Fiserv Inc., 6.13%, 11/20/12	247	265
Hewlett-Packard Co., 3.75%, 12/01/20	1,000	961
International Business Machines Corp., 2.00%, 01/05/16 (e)	1,300	1,265

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Intuit Inc., 5.40%, 03/15/12	550	572
Microsoft Corp., 4.50%, 10/01/40	650	581
Oracle Corp., 6.13%, 07/08/39 (e)	500	534
Xerox Corp.
8.25%, 05/15/14	345	403
6.75%, 02/01/17 (e)	75	86
6.35%, 05/15/18 (e)	50	56
5.63%, 12/15/19 (e)	30	32

		5,773
MATERIALS - 0.1%
Agrium Inc., 6.13%, 01/15/41	210	218
ArcelorMittal, 6.75%, 03/01/41 (l)	576	565

		783
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.50%, 08/15/15 (e)	500	496
6.45%, 06/15/34	480	494
6.80%, 05/15/36	150	160
BellSouth Corp., 6.55%, 06/15/34	300	314
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	71
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	275	361
France Telecom SA, 4.38%, 07/08/14	230	247
Telecom Italia Capital SA, 5.25%, 10/01/15	675	699
Verizon Global Funding Corp., 7.75%, 12/01/30	500	602
Verizon Wireless Capital LLC, 5.55%, 02/01/14	500	549
Virgin Media Secured Finance Plc, 5.25%, 01/15/21 (e) (r)	460	462
Vodafone Group Plc, 5.45%, 06/10/19 (e)	600	656

		5,111
UTILITIES - 0.6%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (r)	250	260
5.88%, 10/27/16 (r)	195	205
Atmos Energy Corp., 6.35%, 06/15/17	385	429
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	278
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	885
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,439
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	559
MidAmerican Energy Co., 5.65%, 07/15/12	500	528
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	371
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	427
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40 (e) (r)	325	298
Pennsylvania Electric Co., 5.20%, 04/01/20	600	613
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	66
Public Service Co. of Colorado, 5.13%, 06/01/19	500	543
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	231
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	110
5.35%, 05/15/40 (e)	800	807
Southern California Edison Co., 5.55%, 01/15/37	500	509

		8,558

Total Corporate Bonds and Notes (cost $129,262)		132,155

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 18.8%
GOVERNMENT SECURITIES - 8.0%
Federal Home Loan Mortgage Corp. - 0.4% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,275
Municipals - 0.8%
Bay Area Toll Authority, 6.26%, 04/01/49	600	603
City of Chicago, IL, 6.85%, 01/01/38	700	684
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	918
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	543
Irvine Ranch Water District, 2.61%, 03/15/14	545	555
Los Angeles Unified School District, 5.75%, 07/01/34	800	751
Maryland Transportation Authority, 5.89%, 07/01/43	270	280
Massachusetts School Building Authority, 5.72%, 08/15/39	500	506
Metropolitan Transportation Authority
7.34%, 11/15/39	75	85
6.09%, 11/15/40	405	393
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	780
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	846
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	187
6.04%, 12/01/29	105	107
North Texas Tollway Authority, 6.72%, 01/01/49	850	844
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	376
Oregon State Department of Transportation, 5.83%, 11/15/34	255	254
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	139
State of California, 7.63%, 03/01/40	400	438
State of Illinois
5.37%, 03/01/17	20	20
5.67%, 03/01/18	370	369
5.88%, 03/01/19	300	300
State of Utah, Series B, 3.29%, 07/01/20	1,000	951
University of California Build America Bond, 5.77%, 05/15/43	615	591
University of California, Series F, 6.58%, 05/15/49	370	365
University of Missouri, 5.96%, 11/01/39	360	380

		12,265
Sovereign - 0.4%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	475
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	550	558
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,418
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,076

		5,527
U.S. Treasury Securities - 6.4%
U.S. Treasury Bond
4.25%, 05/15/39 - 11/15/40	3,100	2,968
4.38%, 11/15/39	2,438	2,385
4.63%, 02/15/40	3,830	3,905
U.S. Treasury Note
0.88%, 04/30/11	6,100	6,103
1.00%, 09/30/11	15,500	15,562

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
4.50%, 03/31/12	2,225	2,317
1.38%, 05/15/12	13,000	13,145
4.75%, 05/31/12	2,000	2,101
0.63%, 12/31/12 - 01/31/13	15,800	15,781
3.13%, 09/30/13	2,500	2,630
1.88%, 02/28/14	2,000	2,037
1.75%, 07/31/15	7,000	6,948
1.25%, 10/31/15, TBA (g)	5,000	4,825
2.00%, 01/31/16	7,000	6,949
3.88%, 05/15/18	1,000	1,063
3.63%, 02/15/20	3,915	4,021
2.63%, 11/15/20	2,400	2,240

		94,980
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.8%
Federal Home Loan Mortgage Corp. - 4.5%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,964	2,139
6.50%, 11/01/17	30	33
4.50%, 05/01/18 - 03/01/39	8,891	9,081
7.00%, 11/01/30 - 10/01/32	171	197
5.00%, 04/01/35, TBA (g)	2,700	2,818
5.50%, 04/02/35, TBA (g)	2,400	2,560
6.00%, 04/03/35, TBA (g)	3,500	3,802
3.50%, 04/15/41, TBA (g)	10,500	9,865
4.00%, 04/15/41, TBA (g)	26,000	25,529
4.50%, 04/15/41, TBA (g)	10,400	10,566

		66,590
Federal National Mortgage Association - 6.0%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	134	146
3.50%, 10/01/25 - 03/01/26	6,472	6,497
5.00%, 06/01/28 - 08/01/40	3,793	3,981
7.50%, 09/01/29	28	32
7.00%, 10/01/33	145	166
4.50%, 04/01/34, TBA (g)	15,500	15,774
6.00%, 04/15/34 (g)	9,600	10,440
6.50%, 04/01/36, TBA (g)	6,500	7,285
5.00%, 04/12/36, TBA (g)	19,000	19,876
5.50%, 04/12/36, TBA (g)	15,600	16,682
5.50%, 03/01/38 - 11/01/38	6,425	6,881

		87,760
Government National Mortgage Association - 0.3%
Government National Mortgage Association
6.50%, 04/15/26	36	40
5.50%, 11/15/32 - 02/15/36	313	340
7.00%, 01/15/33 - 05/15/33	49	57
6.00%, 02/15/33 - 01/15/35	264	292
5.00%, 06/20/33 - 09/15/38	3,837	4,096
REMIC, 7.50%, 09/16/35	19	21

		4,846

Total Government and Agency Obligations (cost $276,312)		277,243

SHORT TERM INVESTMENTS - 12.6%
Investment Company - 11.3%
JNL Money Market Fund, 0.08% (a) (h)	166,453	166,453
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	18,893	18,893

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	1,112	1,086

		19,979

Total Short Term Investments (cost $186,458)		186,432

Total Investments - 107.7% (cost $1,440,953)		1,591,150
Other Assets and Liabilities, Net - (7.7%) (o)		(114,064)

Total Net Assets - 100.0%		$1,477,086

JNL/Select Money Market Fund
CORPORATE BONDS AND NOTES - 6.8%
FINANCIALS - 5.5%
Bank of America NA
0.40%, 07/18/11	$6,700	$6,700
0.35%, 07/27/11 (i)	4,000	4,000
Bear Stearns Cos. Inc., 0.50%, 11/28/11 (i)	1,750	1,752
Goldman Sachs Group Inc.
0.53%, 08/05/11 (i)	3,500	3,502
0.69%, 10/07/11 (i)	4,500	4,508
6.60%, 01/15/12	5,250	5,492
0.49%, 02/06/12 (i)	1,245	1,244
Toyota Motor Credit Corp., 0.29%, 02/02/12 (i) (r)	6,000	6,000
Wachovia Corp., 0.41%, 10/15/11 (i)	2,750	2,752
Wells Fargo & Co.
5.30%, 08/26/11	3,421	3,489
0.39%, 01/24/12 (i)	2,750	2,752

		42,191
HEALTH CARE - 0.8%
Pfizer Inc., 4.45%, 03/15/12	5,550	5,756
INFORMATION TECHNOLOGY - 0.5%
Hewlett-Packard Co., 4.25%, 02/24/12	3,500	3,619

Total Corporate Bonds and Notes (cost $51,566)		51,566

GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
GOVERNMENT SECURITIES - 5.1%
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
0.45%, 03/06/12	4,250	4,250
0.47%, 03/16/12	6,250	6,250

		10,500
Treasury Inflation Index Securities - 3.7%
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (n)	28,477	28,566

Total Government and Agency Obligations (cost $39,066)		39,066

SHORT TERM INVESTMENTS - 80.5%
Certificates of Deposit - 30.8%
Bank of America Corp., 0.35%, 09/06/11	6,700	6,700
Bank of Montreal
0.33%, 05/31/11	8,000	8,000
0.20%, 10/03/11 (i)	6,400	6,400
0.35%, 10/26/11	10,000	10,000
Bank of Nova Scotia
0.81%, 05/12/11 (i)	2,850	2,852
0.35%, 06/27/11	3,700	3,700

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
0.36%, 11/28/11	8,000	8,000
0.30%, 01/25/12 (i)	3,500	3,500
Barclays Bank Plc
0.60%, 07/01/11	2,000	2,000
0.76%, 10/25/11	7,500	7,500
0.81%, 02/16/12	5,200	5,200
BNP Paribas SA
0.38%, 04/08/11	5,000	5,000
0.48%, 08/29/11	8,000	8,000
0.76%, 03/01/12	3,500	3,500
Canadian Imperial Bank of Commerce
0.29%, 07/12/11 (i)	3,500	3,500
0.50%, 01/19/12 (i)	3,400	3,405
0.45%, 03/12/12	7,000	7,000
Citibank
0.25%, 06/10/11	7,300	7,300
0.27%, 07/21/11	4,500	4,500
Citibank NA, 0.26%, 05/23/11	3,300	3,300
Credit Agricole SA, 0.25%, 04/29/11	10,500	10,500
DnB NOR Bank ASA
0.37%, 11/07/11 (i)	4,000	4,000
0.48%, 11/22/11	3,800	3,800
0.34%, 03/31/12 (i)	8,000	8,000
Rabobank Nederland NV
0.34%, 09/12/11	7,000	7,000
0.31%, 11/07/11 (i)	4,000	4,000
Royal Bank of Canada
0.33%, 08/15/11	9,900	9,901
0.29%, 03/02/12 (i)	2,000	2,000
Societe Generale
0.41%, 04/08/11	6,900	6,900
0.22%, 05/03/11	6,100	6,100
Standard Chartered Bank
0.31%, 07/29/11 (i)	8,000	8,000
0.47%, 12/05/11 (i)	1,900	1,900
Svenska Handels NY, 0.30%, 04/15/11	7,400	7,400
Svenska Handelsbanken, 0.35%, 08/15/11	5,000	5,000
Toronto-Dominion Bank NY
0.20%, 04/27/11	11,500	11,500
0.32%, 05/24/11	5,900	5,900
0.32%, 10/28/11 (i)	5,500	5,500
UBS AG
0.40%, 12/22/11 (i)	7,400	7,400
0.62%, 03/02/12	4,500	4,500
UBS AG Stamford
0.53%, 07/15/11	1,500	1,500
0.53%, 11/23/11 (i)	4,700	4,700

		234,858
Commercial Paper - 25.5%
Amsterdam Funding Corp., 0.24%, 05/19/11 (r)	8,200	8,197
CAFCO Financial Services LLC, 0.29%, 04/06/11 (r)	10,600	10,600
Cargill Inc., 0.27%, 04/08/11 (r)	3,000	3,000
Chariot Funding LLC
0.26%, 04/19/11 (r)	5,500	5,499
0.24%, 06/08/11 (r)	4,500	4,498
Ciesco LLC
0.21%, 04/07/11 (r)	1,000	1,000
0.20%, 04/08/11 (r)	4,400	4,400
0.21%, 04/08/11 (r)	1,700	1,700
0.29%, 05/10/11 (r)	3,600	3,599
Coca-Cola Co.
0.23%, 05/13/11 (r)	11,700	11,697
0.25%, 07/06/11 (r)	5,500	5,496
Colgate-Palmolive Co., 0.14%, 04/07/11 (r)	2,500	2,500
CRC Funding LLC
0.29%, 04/15/11 (r)	5,000	4,999

	Shares/Par (p)	Value
0.28%, 04/18/11 (r)	5,000	4,999
Falcon Asset Securitization Co. LLC
0.21%, 04/13/11 (r)	8,600	8,599
0.26%, 05/23/11 (r)	1,800	1,799
General Electric Capital Corp.
0.26%, 04/04/11	3,000	3,000
0.32%, 06/14/11	14,300	14,291
Jupiter Securitization Corp.
0.22%, 04/04/11 (r)	3,000	3,000
0.26%, 04/04/11 (r)	7,300	7,300
0.19%, 04/28/11 (r)	1,800	1,800
Market Street Funding Corp., 0.27%, 06/13/11 (r)	4,608	4,605
Market Street Funding LLC
0.27%, 04/21/11 (r)	1,500	1,500
0.26%, 07/01/11 (r)	6,000	5,996
Novartis AG, 0.21%, 04/11/11 (r)	5,500	5,500
Old Line Funding LLC
0.27%, 04/11/11 (r)	6,600	6,599
0.25%, 06/14/11	4,300	4,298
0.25%, 07/01/11 (r)	1,300	1,299
Procter & Gamble Co.
0.25%, 04/06/11 (r)	6,400	6,400
0.19%, 06/10/11 (r)	4,000	3,998
Sanoti-Aventis SA
0.31%, 08/18/11 (r)	8,600	8,590
0.37%, 10/14/11 (r)	9,400	9,381
Toyota Motor Credit Corp., 0.31%, 04/01/11 (r)	8,500	8,500
Wal-Mart Stores Inc., 0.18%, 04/11/11 (r)	5,100	5,100
Windmill Funding LLC
0.24%, 04/14/11 (r)	700	700
0.25%, 04/14/11 (r)	2,800	2,800
0.30%, 07/01/11	7,000	6,995

		194,234
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.05% (h)	10	10
Repurchase Agreements - 24.2%
Repurchase Agreement with Bank of America Securities, 0.14% (Collateralized by $69,013 Federal National Mortgage Association, 4.50% - 5.00%, due 07/01/35 - 11/01/40, value $72,012) acquired on 03/31/11, due 04/01/11 at $70,600	$70,600	70,600
Repurchase Agreement with Goldman Sachs and Co., 0.17% (Collateralized by $29,819 Federal National Mortgage Association, 4.50%, due 04/01/31 - 03/01/41 value $30,600) acquired on 03/29/11, due 04/28/11 at $30,004 (q)	30,000	30,000
Repurchase Agreement with HSBC Securities, 0.18% (Collateralized by $21,298 Federal National Mortgage Association, 4.50% - 5.00%, due 06/01/34 - 06/01/39, value $22,440) acquired on 03/31/11, due 04/01/11 at $22,000	22,000	22,000

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Repurchase Agreement with UBS Securities, 0.18% (Collateralized by $43,117 Federal Home Loan Mortgage Corp, 4.00%, due 01/01/41, value $42,519 and $20,164 Federal National Mortgage Association, 4.00%, due 04/01/26, value $20,823) acquired on 03/31/11, due 04/01/11 at $62,100	62,100	62,100

		184,700

Total Short Term Investments (cost $613,802)		613,802

Total Investments - 92.4% (cost $704,434)		704,434
Other Assets and Liabilities, Net - 7.6%		57,595

Total Net Assets - 100.0%		$762,029

JNL/Select Value Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 10.0%
CBS Corp. - Class B	527	$13,206
Comcast Corp. - Class A	843	20,848
General Motors Co. (c)	152	4,726
Home Depot Inc.	370	13,697
Kohl’s Corp.	308	16,342
Mattel Inc.	476	11,869
Nordstrom Inc.	145	6,517
Stanley Black & Decker Inc.	330	25,270
Staples Inc.	491	9,535
Target Corp.	120	5,986

		127,996
CONSUMER STAPLES - 7.0%
CVS Caremark Corp.	374	12,839
General Mills Inc.	248	9,061
Kraft Foods Inc. - Class A	463	14,510
Molson Coors Brewing Co. - Class B	274	12,848
PepsiCo Inc.	202	12,991
Philip Morris International Inc.	233	15,259
Sysco Corp.	425	11,759

		89,267
ENERGY - 13.8%
Apache Corp.	123	16,077
Baker Hughes Inc.	238	17,440
Chevron Corp.	384	41,264
ConocoPhillips	163	12,985
EOG Resources Inc.	76	9,042
Exxon Mobil Corp.	228	19,140
Marathon Oil Corp.	323	17,235
Occidental Petroleum Corp.	264	27,533
Royal Dutch Shell Plc - ADR - Class B	87	6,365
Southwestern Energy Co. (c)	225	9,668

		176,749
FINANCIALS - 23.1%
ACE Ltd.	373	24,120
Ameriprise Financial Inc.	162	9,889
Bank of America Corp.	1,395	18,590
Bank of New York Mellon Corp.	418	12,493
BlackRock Inc.	70	14,051
Chubb Corp.	242	14,806
Credit Suisse Group AG - ADR	305	12,991
Goldman Sachs Group Inc.	121	19,238

	Shares/Par (p)	Value
JPMorgan Chase & Co.	984	45,344
Marsh & McLennan Cos. Inc.	630	18,771
PNC Financial Services Group Inc.	406	25,593
Principal Financial Group Inc.	339	10,895
U.S. Bancorp	438	11,584
Unum Group	506	13,270
Wells Fargo & Co.	1,395	44,222

		295,857
HEALTH CARE - 12.8%
Abbott Laboratories	217	10,639
Amgen Inc. (c)	234	12,507
Baxter International Inc.	231	12,442
Covidien Plc	306	15,894
HCA Holdings Inc. (c)	447	15,154
Johnson & Johnson	188	11,133
Merck & Co. Inc.	435	14,366
Pfizer Inc.	1,634	33,189
Teva Pharmaceutical Industries Ltd. - ADR	306	15,362
UnitedHealth Group Inc.	363	16,385
Zimmer Holdings Inc. (c)	123	7,445

		164,516
INDUSTRIALS - 12.0%
3M Co.	123	11,472
Boeing Co.	159	11,718
General Electric Co.	1,529	30,648
Illinois Tool Works Inc.	252	13,532
Ingersoll-Rand Plc (e)	445	21,493
Lockheed Martin Corp.	101	8,128
PACCAR Inc.	246	12,889
Textron Inc.	514	14,068
Tyco International Ltd.	414	18,548
Waste Management Inc.	302	11,266

		153,762
INFORMATION TECHNOLOGY - 7.7%
Analog Devices Inc.	343	13,503
Cisco Systems Inc.	676	11,585
Hewlett-Packard Co.	270	11,070
Intel Corp.	755	15,232
Maxim Integrated Products Inc.	373	9,549
Microsoft Corp.	637	16,142
Nokia OYJ (e)	661	5,629
Xilinx Inc.	482	15,806

		98,516
MATERIALS - 6.2%
CF Industries Holdings Inc.	72	9,794
Dow Chemical Co.	402	15,187
EI Du Pont de Nemours & Co.	237	13,039
Mosaic Co.	163	12,805
Nucor Corp.	139	6,397
Rexam Plc - ADR	201	5,917
Steel Dynamics Inc.	832	15,607

		78,746
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	1,188	36,354
UTILITIES - 2.9%
Edison International	258	9,422
Entergy Corp.	162	10,895
NextEra Energy Inc.	99	5,473
Northeast Utilities	312	10,792

		36,582

Total Common Stocks (cost $1,060,801)		1,258,345

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 2.8%
Investment Company - 1.6%
JNL Money Market Fund, 0.08% (a) (h)	20,195	20,195
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	15,215	15,215
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	183	178

		15,393

Total Short Term Investments (cost $35,593)		35,588

Total Investments - 101.1% (cost $1,096,394)		1,293,933
Other Assets and Liabilities, Net - (1.1%)		(13,652)

Total Net Assets - 100.0%		$1,280,281

JNL/T.Rowe Price Established Growth Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 16.9%
Amazon.com Inc. (c)	365	$65,693
AutoZone Inc. (c)	25	6,921
Carmax Inc. (c)	330	10,583
Carnival Plc	232	9,114
Chipotle Mexican Grill Inc. - Class A (c)	38	10,432
Coach Inc.	394	20,509
Ctrip.com International Ltd. - ADR (c)	219	9,103
Discovery Communications Inc. - Class A (c)	153	6,113
Fossil Inc. (c)	48	4,486
General Motors Co. (c)	208	6,460
Johnson Controls Inc.	193	8,002
Las Vegas Sands Corp. (c)	208	8,782
Liberty Media Corp. - Interactive (c)	683	10,960
Marriott International Inc. - Class A	457	16,277
MGM Resorts International (c) (e)	203	2,667
NetFlix Inc. (c) (e)	8	1,875
Nike Inc. - Class B	213	16,109
O’Reilly Automotive Inc. (c)	131	7,516
Priceline.com Inc. (c)	39	19,962
Ross Stores Inc.	92	6,529
Royal Caribbean Cruises Ltd. (c)	169	6,952
Starbucks Corp.	493	18,224
Starwood Hotels & Resorts Worldwide Inc.	228	13,257
Walt Disney Co.	412	17,745

		304,271
CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.	178	13,043
Green Mountain Coffee Roasters Inc. (c) (e)	127	8,225
PepsiCo Inc.	125	8,019
Procter & Gamble Co.	148	9,134
Whole Foods Market Inc.	73	4,837

		43,258
ENERGY - 9.0%
Alpha Natural Resources Inc. (c)	60	3,533
Cameron International Corp. (c)	265	15,137
Cimarex Energy Co.	59	6,822
Continental Resources Inc. (c) (e)	126	9,027
EOG Resources Inc.	161	19,080
FMC Technologies Inc. (c)	160	15,098
McDermott International Inc. (c)	286	7,262
Occidental Petroleum Corp.	189	19,790

	Shares/Par (p)	Value
Peabody Energy Corp.	188	13,500
Schlumberger Ltd.	359	33,462
Suncor Energy Inc.	447	20,034

		162,745
FINANCIALS - 7.3%
American Express Co.	494	22,347
CB Richard Ellis Group Inc. (c)	263	7,022
Discover Financial Services	254	6,134
Franklin Resources Inc.	209	26,179
IntercontinentalExchange Inc. (c)	109	13,404
Invesco Ltd.	647	16,525
JPMorgan Chase & Co.	443	20,399
Northern Trust Corp.	187	9,500
U.S. Bancorp	345	9,124

		130,634
HEALTH CARE - 6.4%
Alexion Pharmaceuticals Inc. (c)	27	2,625
Allergan Inc.	141	10,014
AmerisourceBergen Corp.	99	3,925
Celgene Corp. (c)	136	7,841
Covidien Plc	50	2,576
Edwards Lifesciences Corp. (c)	105	9,126
Express Scripts Inc. (c)	546	30,380
Human Genome Sciences Inc. (c)	260	7,132
Illumina Inc. (c)	130	9,088
McKesson Corp.	266	21,051
Stryker Corp.	188	11,443

		115,201
INDUSTRIALS - 17.2%
3M Co.	161	15,063
Babcock & Wilcox Co. (c)	184	6,149
Boeing Co.	206	15,237
Caterpillar Inc.	69	7,694
Cooper Industries Plc	132	8,534
Cummins Inc.	84	9,241
Danaher Corp.	1,044	54,173
Deere & Co.	99	9,582
Emerson Electric Co.	211	12,323
Expeditors International Washington Inc.	232	11,607
Fastenal Co. (e)	287	18,600
FedEx Corp.	319	29,871
Fluor Corp.	78	5,731
Joy Global Inc.	101	9,980
PACCAR Inc.	202	10,559
Precision Castparts Corp.	143	21,032
Rockwell Automation Inc.	67	6,359
Roper Industries Inc.	95	8,231
Textron Inc.	201	5,497
Union Pacific Corp.	184	18,053
United Parcel Service Inc. - Class B	220	16,373
WW Grainger Inc.	71	9,720

		309,609
INFORMATION TECHNOLOGY - 30.3%
Accenture Plc - Class A	340	18,684
Apple Inc. (c)	372	129,728
Autodesk Inc. (c)	58	2,545
Baidu.com - ADR (c)	311	42,790
Broadcom Corp. - Class A (c)	370	14,571
Corning Inc.	1,218	25,133
Dolby Laboratories Inc. - Class A (c)	236	11,636
eBay Inc. (c)	553	17,150
EMC Corp. (c)	251	6,651
Google Inc. - Class A (c)	128	75,269
Juniper Networks Inc. (c)	607	25,547

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Mail.ru Group Ltd. - GDR (c) (f) (q)	52	1,563
MasterCard Inc. - Class A	111	27,966
NetApp Inc. (c)	185	8,900
Nuance Communications Inc. (c)	28	552
QUALCOMM Inc.	870	47,724
Red Hat Inc. (c)	113	5,115
Rovi Corp. (c)	180	9,656
Salesforce.com Inc.	55	7,293
Samsung Electronics Co. Ltd.	7	5,850
SanDisk Corp. (c)	116	5,333
Tencent Holdings Ltd.	604	14,715
Trimble Navigation Ltd. (c)	138	6,954
Visa Inc. - Class A	282	20,739
Western Union Co.	578	12,005

		544,069
MATERIALS - 5.4%
Agnico-Eagle Mines Ltd.	75	4,943
Air Products & Chemicals Inc.	95	8,540
BHP Billiton Ltd.	342	16,454
Freeport-McMoRan Copper & Gold Inc.	210	11,654
Potash Corp. of Saskatchewan Inc.	181	10,637
Praxair Inc.	382	38,791
Walter Industries Inc.	41	5,485

		96,504
TELECOMMUNICATION SERVICES - 3.7%
American Tower Corp. - Class A (c)	611	31,657
Crown Castle International Corp. (c)	827	35,168

		66,825

Total Common Stocks (cost $1,380,050)		1,773,116

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Groupon Inc. (f) (q)	108	3,407
Zynga Inc. (f) (q)	137	3,838

Total Preferred Stocks (cost $7,245)		7,245

SHORT TERM INVESTMENTS - 2.5%
Investment Companies - 1.3%
JNL Money Market Fund, 0.08% (a) (h)	300	300
T. Rowe Price Reserves Investment Fund, 0.19% (a) (h)	23,113	23,113
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	20,049	20,049
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	1,473	1,439

		21,488

Total Short Term Investments (cost $44,935)		44,901

Total Investments - 101.5% (cost $1,432,230)		1,825,262
Other Assets and Liabilities, Net - (1.5%)		(26,674)

Total Net Assets - 100.0%		$1,798,588

JNL/T.Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 12.8%
Bed Bath & Beyond Inc. (c)	156	$7,530

	Shares/Par (p)	Value
Cablevision Systems Corp. - Class A	396	13,706
Carmax Inc. (c)	555	17,815
Chipotle Mexican Grill Inc. - Class A (c)	59	16,070
Choice Hotels International Inc.	179	6,954
Coach Inc.	152	7,910
Discovery Communications Inc. - Class A (c)	231	9,217
Discovery Communications Inc. - Class C (c)	275	9,683
Dollar General Corp. (c)	665	20,848
Expedia Inc.	397	8,996
Lamar Advertising Co. - Class A (c)	442	16,327
Liberty Media Corp. - Starz (c)	117	9,079
Liberty Media Corp. - Interactive (c)	700	11,228
Madison Square Garden Inc. - Class A (c)	104	2,807
Marriott International Inc. - Class A	469	16,687
O’Reilly Automotive Inc. (c)	242	13,905
Panera Bread Co. - Class A (c)	62	7,874
Starbucks Corp.	156	5,764
Tim Hortons Inc.	176	7,975
Wynn Resorts Ltd.	37	4,708

		215,083
CONSUMER STAPLES - 1.8%
Shoppers Drug Mart Corp. (e)	441	18,131
Whole Foods Market Inc.	196	12,917

		31,048
ENERGY - 9.3%
Alpha Natural Resources Inc. (c) (e)	104	6,174
Consol Energy Inc.	310	16,625
Continental Resources Inc. (c)	136	9,720
EQT Corp.	313	15,619
FMC Technologies Inc. (c)	117	11,054
McDermott International Inc. (c)	957	24,298
Peabody Energy Corp.	98	7,052
QEP Resources Inc.	233	9,444
Range Resources Corp.	352	20,578
SM Energy Co.	156	11,574
Trican Well Service Ltd.	469	10,589
Ultra Petroleum Corp. (c)	274	13,495

		156,222
FINANCIALS - 8.2%
AON Corp.	274	14,511
Apollo Global Management LLC - Class A (c)	11	203
BankUnited Inc.	125	3,586
CBOE Holdings Inc. (e)	252	7,300
Eaton Vance Corp.	272	8,769
Fifth Third Bancorp	349	4,844
HCC Insurance Holdings Inc.	262	8,203
Interactive Brokers Group Inc.	189	3,003
IntercontinentalExchange Inc. (c)	90	11,119
Jones Lang LaSalle Inc.	13	1,297
MSCI Inc. - Class A (c)	469	17,269
NYSE Euronext	129	4,537
Popular Inc. (c)	1,136	3,306
Principal Financial Group Inc.	389	12,491
SunTrust Banks Inc.	195	5,624
TCF Financial Corp.	544	8,628
TD Ameritrade Holding Corp.	704	14,692
WR Berkley Corp.	289	9,309

		138,691
HEALTH CARE - 16.2%
Alexion Pharmaceuticals Inc. (c)	99	9,769
BioMarin Pharmaceutical Inc. (c)	156	3,920
Bruker Corp. (c)	527	10,988
CareFusion Corp. (c)	508	14,326
Cephalon Inc. (c)	274	20,764

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Community Health Systems Inc. (c)	430	17,196
Covance Inc. (c)	313	17,127
CR Bard Inc.	156	15,492
Dentsply International Inc.	391	14,463
Edwards Lifesciences Corp. (c)	117	10,179
Elan Corp. Plc - ADR (c)	540	3,715
Henry Schein Inc. (c)	254	17,823
Human Genome Sciences Inc. (c)	428	11,749
Idexx Laboratories Inc. (c) (e)	156	12,046
Illumina Inc. (c)	158	11,071
Laboratory Corp. of America Holdings (c)	97	8,937
Qiagen NV (c) (e)	449	9,003
Regeneron Pharmaceuticals Inc. (c)	195	8,763
SXC Health Solutions Corp. (c)	74	4,055
Theravance Inc. (c) (e)	235	5,692
Valeant Pharmaceuticals International Inc.	443	22,066
Vertex Pharmaceuticals Inc. (c)	138	6,614
Waters Corp. (c)	195	16,946

		272,704
INDUSTRIALS - 18.2%
A123 Systems Inc. (c) (e)	193	1,226
Acuity Brands Inc.	6	351
Alliant Techsystems Inc.	12	855
AMETEK Inc.	625	27,419
Babcock & Wilcox Co. (c)	528	17,625
Crane Co.	78	3,777
Danaher Corp.	76	3,944
Fastenal Co. (e)	295	19,125
Foster Wheeler AG (c)	153	5,756
Gardner Denver Inc.	268	20,912
Goodrich Corp.	109	9,323
Hertz Global Holdings Inc. (c)	1,088	17,005
IDEX Corp.	352	15,365
IHS Inc. - Class A (c) (e)	268	23,785
Manpower Inc.	161	10,124
MSC Industrial Direct Co. - Class A	133	9,106
Nielsen Holdings NV (c)	203	5,544
Quanta Services Inc. (c)	782	17,540
Robert Half International Inc.	438	13,403
Rockwell Collins Inc.	195	12,642
Roper Industries Inc.	274	23,690
Textron Inc.	508	13,914
UTi Worldwide Inc.	400	8,096
Verisk Analytics Inc. - Class A (c)	241	7,895
WABCO Holdings Inc. (c)	253	15,595
Wabtec Corp.	48	3,256

		307,273
INFORMATION TECHNOLOGY - 25.0%
Akamai Technologies Inc. (c)	45	1,710
Altera Corp.	189	8,320
Atheros Communications Inc. (c)	191	8,528
Concur Technologies Inc. (c)	78	4,325
Cree Inc. (c)	156	7,201
Dolby Laboratories Inc. - Class A (c)	291	14,296
Electronic Arts Inc. (c)	368	7,187
Equinix Inc. (c)	78	7,106
Factset Research Systems Inc.	138	14,453
First Solar Inc. (c) (e)	47	7,559
Fiserv Inc. (c)	332	20,823
FLIR Systems Inc.	399	13,809
Gartner Inc. - Class A (c)	469	19,543
Global Payments Inc.	410	20,057
Intersil Corp. - Class A	645	8,030
JDS Uniphase Corp. (c)	1,173	24,445
Juniper Networks Inc. (c)	377	15,864
Marvell Technology Group Ltd. (c)	544	8,459

	Shares/Par (p)	Value
MEMC Electronic Materials Inc. (c)	664	8,605
Microchip Technology Inc. (e)	362	13,760
Micros Systems Inc. (c)	235	11,616
Motorola Mobility Holdings Inc. (c)	390	9,516
National Semiconductor Corp.	699	10,024
Nuance Communications Inc. (c)	1,106	21,628
Nvidia Corp. (c)	625	11,538
PMC - Sierra Inc. (c)	336	2,520
Rackspace Hosting Inc. (c)	136	5,828
Red Hat Inc. (c)	352	15,977
Rovi Corp. (c)	281	15,076
Silicon Laboratories Inc. (c)	215	9,290
Solera Holdings Inc.	113	5,774
TIBCO Software Inc. (c)	193	5,259
Trimble Navigation Ltd. (c)	352	17,790
Varian Semiconductor Equipment Associates Inc. (c)	118	5,743
WebMD Health Corp. - Class A (c)	77	4,113
Western Union Co.	860	17,862
Xilinx Inc.	547	17,942

		421,576
MATERIALS - 2.4%
Agnico-Eagle Mines Ltd.	263	17,450
Franco-Nevada Corp.	312	11,453
HudBay Minerals Inc.	322	5,257
Rockwood Holdings Inc. (c)	141	6,940

		41,100
UTILITIES - 1.2%
Calpine Corp. (c)	1,225	19,441

Total Common Stocks (cost $1,196,989)		1,603,138

SHORT TERM INVESTMENTS - 10.4%
Investment Companies - 5.3%
JNL Money Market Fund, 0.08% (a) (h)	6,900	6,900
T. Rowe Price Reserves Investment Fund, 0.19% (a) (h)	81,997	81,997
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	82,713	82,713
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	3,135	3,061

		85,774

Total Short Term Investments (cost $174,745)		174,671

Total Investments - 105.5% (cost $1,371,734)		1,777,809
Other Assets and Liabilities, Net - (5.5%)		(93,295)

Total Net Assets - 100.0%		$1,684,514

JNL/T.Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.4%
Ally Auto Receivables Trust
1.45%, 05/15/14	$1,815	$1,829
1.38%, 07/15/14	3,119	3,135
American Express Credit Account Master Trust, 5.55%, 01/15/14	875	884
AmeriCredit Automobile Receivables Trust
0.97%, 01/15/13	945	945
3.72%, 11/17/14	355	366

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	701
4.62%, 07/10/43	3,200	3,258
Bank of America Auto Trust
0.75%, 06/15/12 (r)	300	300
1.31%, 07/15/14	3,520	3,544
BCAP LLC Trust REMIC, 0.89%, 11/25/36 (i)	7	7
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.70%, 06/11/50	960	1,009
5.61%, 06/13/50	2,065	2,124
Cabela’s Master Credit Card Trust
5.26%, 10/15/14 (r)	300	306
1.71%, 01/16/18 (i) (r)	1,700	1,759
CarMax Auto Owner Trust
4.79%, 02/15/13	648	662
1.56%, 07/15/14	1,325	1,334
1.41%, 02/16/15	2,490	2,508
2.04%, 10/15/15	2,420	2,439
3.75%, 12/15/15	660	688
4.88%, 08/15/16	420	451
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,627
Citibank Credit Card Issuance Trust, 0.56%, 10/07/13 (i)	2,350	2,346
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	1,538	1,560
3.15%, 08/15/16 (r)	3,690	3,788
CNH Equipment Trust
1.85%, 12/16/13	508	511
1.54%, 07/15/14	1,569	1,580
1.03%, 11/17/14	1,630	1,630
3.00%, 08/17/15	2,445	2,515
Commercial Mortgage Loan Trust REMIC
6.21%, 09/10/12 (i)	2,353	2,430
6.21%, 12/10/49 (i)	940	978
CS First Boston Mortgage Securities Corp. REMIC
5.01%, 01/15/12 (i)	1,455	1,539
6.53%, 06/15/34	263	262
Discover Card Master Trust
1.56%, 12/15/14 (i)	3,500	3,547
0.91%, 09/15/15 (i)	3,090	3,113
0.61%, 08/15/16 (i)	3,570	3,579
Ford Credit Auto Owner Trust
1.51%, 01/15/14	1,990	2,004
0.98%, 10/15/14	2,500	2,501
2.42%, 11/15/14	1,823	1,865
8.14%, 02/15/16 (r)	415	466
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	438	463
REMIC, 1.50%, 09/15/15	3,700	3,677
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,830
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	2,710	2,707
GS Auto Loan Trust, 5.48%, 12/15/14	2,267	2,300
GS Mortgage Securities Corp. II REMIC
2.33%, 12/10/15 (r)	5,050	5,090
6.00%, 08/10/45 (i)	1,065	1,116
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	1,680	1,689
1.34%, 03/18/14	1,890	1,903
1.98%, 05/23/16	545	553
HSBC Home Equity Loan Trust REMIC, 0.40%, 03/20/36 (i)	1,606	1,511
John Deere Owner Trust, 1.57%, 10/15/13	626	629

	Shares/Par (p)	Value
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC
4.68%, 07/15/42	1,162	1,201
1.87%, 02/15/46 (r)	2,570	2,557
JP Morgan Mortgage Trust REMIC, 2.89%, 07/25/35 (i)	390	340
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	1,572	1,586
Morgan Stanley Capital I REMIC
4.99%, 08/13/42	1,565	1,669
6.28%, 01/11/43 (i)	2,430	2,627
Navistar Financial Corp. Owner Trust, 1.08%, 03/18/14 (r)	1,425	1,423
Nissan Auto Lease Trust, 3.51%, 11/17/14	880	886
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	286	290
SMART Trust, 1.77%, 10/14/14 (f) (r)	1,280	1,275
Structured Asset Securities Corp. REMIC, 2.54%, 09/25/33 (i)	785	726
Thornburg Mortgage Securities Trust REMIC, 0.37%, 07/25/36 (i)	1,452	1,443
Toyota Auto Receivables Owner Trust, 1.47%, 01/17/17	1,385	1,390
USAA Auto Owner Trust
1.30%, 06/16/14	1,120	1,126
2.14%, 09/15/15	895	911
Volkswagen Auto Loan Enhanced Trust
0.66%, 05/21/12	474	474
1.22%, 06/22/15	5,030	5,019
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	714
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44	1,250	1,263
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.76%, 04/25/35 (i)	2,614	2,519
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	589
4.66%, 05/15/17	3,640	3,870

Total Non-U.S. Government Agency Asset-Backed Securities (cost $128,553)		128,456

CORPORATE BONDS AND NOTES - 48.6%
CONSUMER DISCRETIONARY -3.4%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,055
COX Communications Inc., 5.45%, 12/15/14	2,100	2,318
Daimler Finance North America LLC, 0.92%, 03/28/14 (i) (r)	4,380	4,381
DIRECTV Holdings LLC, 4.75%, 10/01/14	4,735	5,099
Johnson Controls Inc., 0.72%, 02/04/14 (i)	3,385	3,392
NBC Universal Inc., 2.10%, 04/01/14 (r)	3,010	2,996
Staples Inc.
7.75%, 04/01/11 (l)	2,140	2,140
9.75%, 01/15/14 (l)	4,125	4,952
TCM Sub LLC, 3.55%, 01/15/15 (r)	3,250	3,290
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,102
Time Warner Cable Inc., 5.40%, 07/02/12	3,870	4,069

		35,794
CONSUMER STAPLES - 3.6%
Altria Group Inc., 8.50%, 11/10/13 (l)	2,465	2,875
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,940
7.20%, 01/15/14	3,000	3,408
BAT International Finance Plc, 8.13%, 11/15/13 (r)	4,500	5,212

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Church & Dwight Co. Inc., 3.35%, 12/15/15	800	802
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	2,165	2,211
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,116
Coca-Cola Co., 0.75%, 11/15/13	4,215	4,154
Coca-Cola Enterprises Inc., 1.13%, 11/12/13	3,060	3,017
General Mills Inc., 6.00%, 02/15/12	1,400	1,465
Kraft Foods Inc.
6.25%, 06/01/12	433	459
2.63%, 05/08/13	1,130	1,157
Kroger Co.
6.80%, 04/01/11	885	885
6.75%, 04/15/12	625	662
7.50%, 01/15/14	700	797
SABMiller Plc, 6.20%, 07/01/11 (r)	2,090	2,117
Safeway Inc., 5.80%, 08/15/12	2,080	2,213

		37,490
ENERGY - 4.5%
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	598
5.15%, 02/01/13	2,630	2,803
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,763
Devon Financing Corp. ULC, 6.88%, 09/30/11	4,783	4,929
Ensco Plc, 3.25%, 03/15/16	2,290	2,282
Enterprise Products Operating LLC
4.60%, 08/01/12	1,785	1,857
6.38%, 02/01/13	675	730
EOG Resources Inc., 6.13%, 10/01/13	3,475	3,848
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	1,275	1,241
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,960
Nabors Industries Inc., 5.38%, 08/15/12	910	952
Noble Holding International Ltd., 3.45%, 08/01/15	370	378
Occidental Petroleum Corp., 1.45%, 12/13/13	3,300	3,301
Plains All American Pipeline LP, 4.25%, 09/01/12	4,090	4,246
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	1,800	1,742
Shell International Finance BV, 1.88%, 03/25/13 (e)	2,615	2,662
Texas Gas Transmission LLC, 5.50%, 04/01/13 (r)	2,151	2,290
Total Capital Canada Ltd., 0.68%, 01/17/14 (i)	1,925	1,931
Transocean Inc., 5.25%, 03/15/13 (e)	2,185	2,319
Weatherford International Inc., 5.95%, 06/15/12	2,965	3,114
Williams Partners LP, 3.80%, 02/15/15	1,496	1,549

		46,495
FINANCIALS - 21.1%
Allstate Corp., 6.13%, 02/15/12	2,400	2,512
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,457
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,590
American Honda Finance Corp.
0.53%, 08/28/12 (i) (r)	2,440	2,432
2.38%, 03/18/13 (r)	1,260	1,278
ANZ National International Ltd., 2.38%, 12/21/12 (r)	2,915	2,953
Australia & New Zealand Banking Group Ltd., 2.40%, 01/11/13 (r)	730	740
Banco Bradesco SA, 4.10%, 03/23/15 (r)	1,115	1,130
Bank of America Corp., 1.72%, 01/30/14 (i)	4,115	4,182
Bank of New York Mellon Corp., 0.58%, 01/31/14 (i)	4,335	4,353
Bank of Nova Scotia
2.25%, 01/22/13	925	945

	Shares/Par (p)	Value
2.38%, 12/17/13	3,280	3,346
Barclays Bank Plc, 5.20%, 07/10/14	5,285	5,712
BB&T Corp.
3.85%, 07/27/12	2,770	2,868
5.70%, 04/30/14	2,300	2,540
Bear Stearns Cos. Inc., 6.95%, 08/10/12	2,429	2,615
Berkshire Hathaway Finance Corp., 4.60%, 05/15/13	2,300	2,457
BPCE SA, 2.38%, 10/04/13 (r)	4,125	4,122
Caterpillar Financial Services Corp., 0.59%, 04/01/14 (i)	6,700	6,714
Charles Schwab Corp., 4.95%, 06/01/14	850	924
Citigroup Inc.
1.23%, 04/01/14 (i)	6,800	6,804
6.38%, 08/12/14	1,000	1,105
5.50%, 10/15/14	1,125	1,213
Commonwealth Bank of Australia, 2.75%, 10/15/12 (r)	1,170	1,195
Credit Suisse New York, 3.45%, 07/02/12	1,275	1,314
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	1,515	1,569
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,279
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,420	2,501
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	6,145
2.75%, 07/01/13 (r)	1,030	1,043
Fifth Third Bancorp, 6.25%, 05/01/13	3,120	3,384
General Electric Capital Corp.
3.50%, 08/13/12	5,110	5,275
2.00%, 09/28/12	5,200	5,307
3.75%, 11/14/14	800	833
2.25%, 11/09/15	2,950	2,834
Goldman Sachs Group Inc., 1.31%, 02/07/14 (i)	8,525	8,587
HSBC Bank Plc, 1.63%, 08/12/13 (r)	2,005	2,003
HSBC Holdings Plc, 5.25%, 12/12/12	1,640	1,735
John Deere Capital Corp.
1.06%, 06/10/11 (i)	1,800	1,803
4.95%, 12/17/12	3,810	4,064
JPMorgan Chase & Co.
0.96%, 02/26/13 (i)	2,310	2,325
4.65%, 06/01/14	885	946
KeyCorp, 3.75%, 08/13/15	2,560	2,587
Kilroy Realty LP, 5.00%, 11/03/15	2,045	2,041
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,707
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	1,900	1,947
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	2,950	3,005
MassMutual Global Funding II, 3.63%, 07/16/12 (r)	2,400	2,472
Merrill Lynch & Co. Inc., 0.50%, 07/25/11 (i)	1,250	1,250
MetLife Inc., 1.56%, 08/06/13 (i)	2,220	2,244
MetLife Institutional Funding II, 1.20%, 04/04/14 (i) (r)	5,880	5,880
Morgan Stanley, 1.90%, 01/24/14 (i)	7,745	7,898
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,181
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	665	705
2.63%, 09/16/12	1,070	1,094
1.13%, 11/01/13	1,235	1,225
New York Life Global Funding, 2.25%, 12/14/12 (r)	2,415	2,465
Nordea Bank AB
2.50%, 11/13/12 (r)	765	778
1.75%, 10/04/13 (r)	2,795	2,778
2.13%, 01/14/14 (r)	2,120	2,115
PACCAR Financial Corp.
1.95%, 12/17/12	1,620	1,645

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
2.05%, 06/17/13	970	981
Principal Financial Group Inc., 7.88%, 05/15/14 (e)	1,500	1,733
Prudential Financial Inc.
3.63%, 09/17/12	3,080	3,172
2.75%, 01/14/13	490	500
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,218
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,355
Royal Bank of Scotland Plc
2.63%, 05/11/12 (r)	5,200	5,315
3.40%, 08/23/13	3,645	3,728
Santander US Debt SA Unipersonal
2.49%, 01/18/13 (r)	1,800	1,767
2.99%, 10/07/13 (r)	800	795
Simon Property Group LP, 4.20%, 02/01/15	540	568
SLM Corp., 5.13%, 08/27/12 (e)	2,810	2,900
Societe Generale, 2.50%, 01/15/14 (r)	3,110	3,086
Standard Chartered Plc, 3.85%, 04/27/15 (r)	1,840	1,883
State Street Corp., 0.66%, 03/07/14 (i)	2,700	2,688
U.S. Bank NA, 6.38%, 08/01/11	2,700	2,752
UBS AG Stamford
1.41%, 02/23/12 (i)	1,475	1,486
1.30%, 01/28/14 (i)	2,995	3,022
US Bancorp, 2.00%, 06/14/13	1,810	1,837
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,184
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/11) (m)	425	390
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	582
Wells Fargo & Co., 5.25%, 10/23/12	1,435	1,521
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,281
Woodside Finance Ltd.
6.70%, 08/01/11 (r)	300	306
4.50%, 11/10/14 (r)	1,020	1,080

		218,281
HEALTH CARE - 3.8%
AmerisourceBergen Corp., 5.63%, 09/15/12	4,435	4,691
Boston Scientific Corp., 4.50%, 01/15/15	4,465	4,605
Cardinal Health Inc., 5.50%, 06/15/13	2,835	3,050
Express Scripts Inc., 5.25%, 06/15/12	4,455	4,668
Life Technologies Corp.
3.38%, 03/01/13	3,695	3,795
3.50%, 01/15/16	1,910	1,904
McKesson Corp., 3.25%, 03/01/16	735	740
Novartis Capital Corp., 1.90%, 04/24/13	3,000	3,051
Sanofi-Aventis SA, 0.62%, 03/28/14 (i)	3,840	3,850
Teva Pharmaceutical Finance III BV, 0.81%, 03/21/14 (i)	2,705	2,715
Teva Pharmaceutical Finance III LLC, 1.50%, 06/15/12	1,865	1,878
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	1,500	1,613
WellPoint Inc., 6.80%, 08/01/12	2,230	2,386

		38,946
INDUSTRIALS - 1.0%
CSX Corp.
6.30%, 03/15/12	220	231
5.75%, 03/15/13	1,760	1,897
GATX Corp., 4.75%, 10/01/12	1,970	2,059
Republic Services Inc., 6.75%, 08/15/11	875	891
Southwest Airlines Co., 6.50%, 03/01/12	3,805	3,981
Waste Management Inc., 6.38%, 11/15/12	1,083	1,174

		10,233
INFORMATION TECHNOLOGY - 2.2%
Agilent Technologies Inc., 2.50%, 07/15/13	630	636
Broadcom Corp., 1.50%, 11/01/13 (r)	1,065	1,055
Cisco Systems Inc., 0.56%, 03/14/14 (i)	4,870	4,886

	Shares/Par (p)	Value
Hewlett Packard Co., 2.25%, 05/27/11	2,500	2,508
International Business Machines Corp., 1.00%, 08/05/13	5,000	4,970
Microsoft Corp., 0.88%, 09/27/13	3,970	3,942
Xerox Corp.
5.50%, 05/15/12	2,085	2,181
5.65%, 05/15/13	2,100	2,262

		22,440
MATERIALS - 2.2%
ArcelorMittal, 5.38%, 06/01/13	1,900	2,021
Barrick Gold Corp., 6.13%, 09/15/13	3,600	3,992
BHP Billiton Finance USA Ltd.
5.13%, 03/29/12	655	685
4.80%, 04/15/13	375	402
CRH America Inc., 5.30%, 10/15/13	980	1,042
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,552
2.50%, 02/15/16	2,615	2,517
Lafarge SA, 6.15%, 07/15/11	3,370	3,420
Praxair Inc., 2.13%, 06/14/13	2,425	2,484
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,698

		22,813
TELECOMMUNICATION SERVICES - 3.0%
America Movil SAB de CV, 3.63%, 03/30/15	1,580	1,626
American Tower Corp., 4.63%, 04/01/15	2,380	2,471
AT&T Corp., 7.30%, 11/15/11 (l)	2,500	2,603
British Telecommunications Plc, 5.15%, 01/15/13	2,565	2,729
Rogers Cable Inc.
6.25%, 06/15/13	1,070	1,179
5.50%, 03/15/14	275	302
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	1,009
Telecom Italia Capital SA
6.20%, 07/18/11	2,575	2,614
5.25%, 11/15/13	2,940	3,104
Telefonica Emisiones SAU
5.98%, 06/20/11	230	232
5.86%, 02/04/13	2,190	2,335
2.58%, 04/26/13	2,590	2,615
Verizon Virginia Inc., 4.63%, 03/15/13	4,870	5,136
Verizon Wireless Capital LLC, 3.75%, 05/20/11	1,125	1,130
Vodafone Group Plc, 5.35%, 02/27/12 (e)	1,650	1,720

		30,805
UTILITIES - 3.8%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	1,625	1,690
Allegheny Energy Supply, 8.25%, 04/15/12 (q)	890	944
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,845
Commonwealth Edison Co., 1.63%, 01/15/14	2,485	2,469
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,084
2.25%, 09/01/15	1,275	1,239
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,756
Duke Energy Ohio Inc., 2.10%, 06/15/13	745	759
FirstEnergy Corp., 6.45%, 11/15/11	32	33
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	640	654
Georgia Power Co., 1.30%, 09/15/13	1,850	1,850
Great Plains Energy Inc., 2.75%, 08/15/13	1,365	1,382
Kentucky Utilities Co., 1.63%, 11/01/15 (r)	915	870
Nevada Power Co., 8.25%, 06/01/11	2,015	2,039
NiSource Finance Corp., 6.15%, 03/01/13	1,355	1,469
Northeast Utilities, 5.65%, 06/01/13	3,775	4,064

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
PPL Energy Supply LLC, 6.40%, 11/01/11	1,200	1,239
Progress Energy Inc., 6.05%, 03/15/14	875	968
PSEG Power LLC
6.95%, 06/01/12	1,020	1,087
2.50%, 04/15/13	2,535	2,572
Sempra Energy, 1.07%, 03/15/14 (i)	4,435	4,457
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,504
Southern California Edison Co., 0.70%, 10/21/11 (i)	1,110	1,113
Southern Co., 5.30%, 01/15/12	1,250	1,294

		39,381

Total Corporate Bonds and Notes (cost $497,637)		502,678

GOVERNMENT AND AGENCY OBLIGATIONS - 29.9%
GOVERNMENT SECURITIES - 7.7%
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank, 1.63%, 11/21/12	9,010	9,145
Federal Home Loan Mortgage Corp. - 1.1% (w)
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	2,100	2,132
0.88%, 10/28/13	9,530	9,451

		11,583
Federal National Mortgage Association - 1.0% (w)
Federal National Mortgage Association
1.25%, 06/22/12	7,360	7,428
1.00%, 09/23/13	3,015	3,002

		10,430
Sovereign - 1.8%
Canada Housing Trust No. 1, 4.00%, 06/15/12, CAD	6,310	6,697
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,786
Mexican Bonos, 9.00%, 12/22/11, MXN	48,575	4,205

		18,688
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	2,038	2,205
0.50%, 04/15/15 (n)	4,248	4,409

		6,614
U.S. Treasury Securities - 2.2%
U.S. Treasury Note, 1.00%, 07/31/11	23,000	23,066
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.2%
Federal Home Loan Mortgage Corp. - 2.6%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 07/01/25	1,801	1,858
5.00%, 10/01/17 - 09/01/38	12,207	13,008
4.50%, 04/01/18 - 08/01/25	2,625	2,762
5.50%, 10/01/19 - 07/01/20	1,623	1,762
2.57%, 09/01/33 (i)	213	224
2.92%, 09/01/33 (i)	31	33
2.37%, 10/01/34 (i)	93	97
2.50%, 11/01/34 (i)	178	187
2.72%, 11/01/34 (i)	62	65
2.90%, 11/01/34 (i)	86	91
2.97%, 11/01/34 (i)	46	48
2.43%, 01/01/35 - 02/01/35 (i)	187	197
2.36%, 02/01/35 - 03/01/36 (i)	820	860
2.38%, 02/01/35 - 02/01/35 (i)	180	188
2.47%, 02/01/35 (i)	54	56
2.49%, 02/01/35 (i)	174	183
2.65%, 02/01/35 (i)	92	97
2.68%, 06/01/35 (i)	1,030	1,074
2.66%, 09/01/35 (i)	1,052	1,105

	Shares/Par (p)	Value
2.86%, 10/01/35 (i)	683	717
2.48%, 11/01/35 (i)	441	463
REMIC, 5.00%, 10/15/21	1,389	1,473

		26,548
Federal National Mortgage Association - 19.5%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	59,716	64,041
5.00%, 07/01/19 - 06/01/23	12,485	13,337
4.50%, 08/01/24 - 09/01/25	56,627	59,582
4.00%, 02/01/25 - 01/01/26	29,425	30,303
2.35%, 03/01/33 (i)	6	7
1.92%, 06/01/33 (i)	71	73
2.56%, 06/01/33 (i)	773	813
2.59%, 07/01/33 (i)	54	57
2.75%, 09/01/33 (i)	6	6
2.32%, 12/01/33 (i)	2	2
2.47%, 12/01/33 (i)	851	891
2.50%, 04/01/34 - 05/01/35 (i)	7,028	7,378
2.62%, 04/01/34 (i)	19	20
2.63%, 10/01/34 (i)	30	31
2.58%, 11/01/34 - 11/01/35 (i)	556	584
2.68%, 11/01/34 - 06/01/35 (i)	1,804	1,895
2.69%, 11/01/34 - 04/01/35 (i)	410	429
2.36%, 12/01/34 - 01/01/35 (i)	232	244
2.34%, 01/01/35 (i)	128	135
2.37%, 01/01/35 (i)	102	107
2.38%, 02/01/35 (i)	66	69
2.45%, 02/01/35 (i)	322	337
2.15%, 03/01/35 (i)	97	100
2.12%, 04/01/35 (i)	709	727
2.86%, 04/01/35 (i)	505	527
2.22%, 05/01/35 (i)	385	399
2.29%, 05/01/35 (i)	865	892
2.67%, 06/01/35 (i)	727	764
2.80%, 07/01/35 (i)	679	715
2.87%, 07/01/35 (i)	629	660
1.88%, 08/01/35 (i)	1,388	1,429
2.57%, 08/01/35 (i)	704	739
2.49%, 11/01/35 - 03/01/36 (i)	1,835	1,921
2.30%, 02/01/36 (i)	1,001	1,040
2.46%, 02/01/36 (i)	612	643
2.39%, 03/01/36 (i)	495	519
6.00%, 01/01/38	1,819	1,982
REMIC, 5.00%, 08/25/19 - 11/25/21	7,705	8,201

		201,599
Government National Mortgage Association - 0.1%
Government National Mortgage Association
7.00%, 12/15/17	1,002	1,054
5.50%, 07/15/20	299	325

		1,379

Total Government and Agency Obligations (cost $305,830)		309,052

INVESTMENT COMPANIES - 0.2%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (c) (f) (q)	258	2,033

Total Investment Companies (cost $2,836)		2,033

SHORT TERM INVESTMENTS - 9.5%
Certificates of Deposit - 0.4%
Svenska Handelsbanken, 0.76%, 03/18/13 (i)	$4,200	4,196
Investment Companies - 8.9%
JNL Money Market Fund, 0.08% (a) (h)	4,587	4,587

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
T. Rowe Price Reserves Investment Fund, 0.19% (a) (h)	87,098	87,098
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,723	1,723
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	631	616

		2,339

Total Short Term Investments (cost $98,239)		98,220

Total Investments - 100.6% (cost $1,033,095)		1,040,439
Other Assets and Liabilities, Net - (0.6%)		(6,277)

Total Net Assets - 100.0%		$1,034,162

JNL/T.Rowe Price Value Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 10.1%
Bed Bath & Beyond Inc. (c)	35	$1,694
Cablevision Systems Corp. - Class A	235	8,133
Carnival Corp.	137	5,252
Comcast Corp. - Special Class A	509	11,817
Discovery Communications Inc. - Class C (c)	373	13,119
General Motors Co. (c)	321	9,961
H&R Block Inc.	740	12,381
Harley-Davidson Inc.	156	6,620
Home Depot Inc.	50	1,838
International Game Technology	456	7,393
Kohl’s Corp.	263	13,971
Liberty Media Corp. (c)	27	2,112
Lowe’s Cos. Inc.	272	7,189
Madison Square Garden Inc. - Class A (c)	128	3,459
Time Warner Cable Inc.	199	14,168
Time Warner Inc.	496	17,693

		136,800
CONSUMER STAPLES - 4.4%
Archer-Daniels-Midland Co.	92	3,327
Avon Products Inc.	271	7,314
General Mills Inc.	110	4,031
Kellogg Co.	138	7,444
Kimberly-Clark Corp.	143	9,321
Kroger Co.	247	5,923
PepsiCo Inc.	170	10,943
Philip Morris International Inc.	57	3,761
Procter & Gamble Co.	124	7,663

		59,727
ENERGY - 17.7%
Alpha Natural Resources Inc. (c) (e)	156	9,279
Baker Hughes Inc.	132	9,714
Chevron Corp.	310	33,314
ConocoPhillips	68	5,446
Consol Energy Inc.	148	7,937
El Paso Corp.	1,200	21,598
EOG Resources Inc.	44	5,262
EQT Corp.	222	11,098
Exxon Mobil Corp.	146	12,275
Hess Corp.	90	7,649
Murphy Oil Corp.	197	14,427
Nexen Inc.	655	16,325
Noble Corp.	177	8,052
Peabody Energy Corp.	185	13,313

	Shares/Par (p)	Value
Royal Dutch Shell Plc - ADR	244	17,763
Schlumberger Ltd.	122	11,415
Spectra Energy Corp.	705	19,151
Total SA - ADR	161	9,841
Weatherford International Ltd. (c)	232	5,243

		239,102
FINANCIALS - 21.5%
Allstate Corp.	48	1,525
American Express Co.	258	11,639
Ameriprise Financial Inc.	29	1,796
AON Corp.	315	16,672
Assured Guaranty Ltd.	275	4,099
Bank of America Corp.	1,302	17,354
CIT Group Inc. (c)	218	9,255
Citigroup Inc. (c)	3,647	16,118
Fifth Third Bancorp	132	1,832
First Horizon National Corp.	823	9,225
Goldman Sachs Group Inc.	48	7,670
JPMorgan Chase & Co.	638	29,407
Lazard Ltd. - Class A	227	9,426
Marsh & McLennan Cos. Inc.	285	8,508
MetLife Inc.	96	4,312
Moody’s Corp.	638	21,628
Morgan Stanley	464	12,685
NYSE Euronext	255	8,961
PNC Financial Services Group Inc.	116	7,326
Principal Financial Group Inc.	217	6,978
Regions Financial Corp.	1,586	11,517
SLM Corp. (c)	851	13,020
St. Joe Co. (c) (e)	225	5,633
SunTrust Banks Inc.	332	9,585
U.S. Bancorp	447	11,819
Wells Fargo & Co.	925	29,307
Willis Group Holdings Plc	90	3,636

		290,933
HEALTH CARE - 10.8%
Amgen Inc. (c)	260	13,918
CIGNA Corp.	283	12,509
Covidien Plc	374	19,420
Gilead Sciences Inc. (c)	254	10,767
Johnson & Johnson	223	13,225
Medtronic Inc.	153	6,005
Merck & Co. Inc.	487	16,072
Pfizer Inc.	2,067	41,979
WellPoint Inc.	163	11,383

		145,278
INDUSTRIALS - 9.3%
3M Co.	167	15,643
Boeing Co.	88	6,535
Fluor Corp.	138	10,180
General Electric Co.	1,201	24,080
Honeywell International Inc.	215	12,832
Illinois Tool Works Inc.	226	12,162
Lockheed Martin Corp.	56	4,486
Raytheon Co.	146	7,422
Republic Services Inc. - Class A	399	11,977
Southwest Airlines Co.	1,125	14,205
Union Pacific Corp.	65	6,382

		125,904
INFORMATION TECHNOLOGY - 9.8%
Amdocs Ltd. (c)	93	2,686
Analog Devices Inc.	139	5,490
Applied Materials Inc.	1,014	15,842
Cisco Systems Inc.	247	4,236

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par (p)	Value
Computer Sciences Corp.	98	4,751
Dell Inc. (c)	127	1,847
Electronic Arts Inc. (c)	367	7,162
Hewlett-Packard Co.	188	7,690
International Business Machines Corp.	106	17,285
Microsoft Corp.	735	18,650
Motorola Mobility Holdings Inc. (c)	171	4,166
TE Connectivity Ltd.	299	10,401
Texas Instruments Inc.	558	19,267
Visa Inc.	64	4,741
Western Union Co.	418	8,678

		132,892
MATERIALS - 5.1%
Anglo American Plc	204	10,506
International Paper Co.	646	19,487
MeadWestvaco Corp.	88	2,663
Monsanto Co.	132	9,502
United States Steel Corp. (e)	204	11,020
Vulcan Materials Co. (e)	112	5,084
Weyerhaeuser Co.	415	10,202

		68,464
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	767	23,470
Vodafone Group Plc	1,527	4,323

		27,793
UTILITIES - 6.1%
AES Corp. (c)	1,217	15,822
CenterPoint Energy Inc.	455	7,990
Entergy Corp.	159	10,707
Exelon Corp.	173	7,126
FirstEnergy Corp.	197	7,324
MDU Resources Group Inc.	136	3,133
NiSource Inc.	299	5,741
NRG Energy Inc. (c)	570	12,269
PPL Corp.	459	11,603

		81,715

Total Common Stocks (cost $1,114,849)		1,308,608

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.2%
Citigroup Inc., Convertible Preferred	64	8,045
Fifth Third Bancorp, Convertible Preferred, Series G (m)	55	8,170

		16,215
UTILITIES - 0.1%
PPL Corp., Convertible Preferred	27	1,401

Total Preferred Stocks (cost $13,825)		17,616

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.1%
International Game Technology, 3.25%, 05/01/14 (e)	$1,007	1,156
FINANCIALS - 0.0%
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (i) (q)	900	589
MATERIALS - 0.1%
United States Steel Corp., 4.00%, 05/15/14	327	596

Total Corporate Bonds and Notes (cost $1,906)		2,341

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 1.1%
JNL Money Market Fund, 0.08% (a) (h)	4,425	4,425
T. Rowe Price Reserves Investment Fund, 0.19% (a) (h)	10,996	10,996
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	20,775	20,775
Securities Lending Liquidating Fund LLC, 0.33% (a) (h)	978	954

		21,729

Total Short Term Investments (cost $37,174)		37,150

Total Investments - 101.1% (cost $1,167,754)		1,365,715
Other Assets and Liabilities, Net - (1.1%)		(14,502)

Total Net Assets - 100.0%		$1,351,213

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2011, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.
(g)	Investment purchased on a delayed delivery basis. As of March 31, 2011, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $5,407; JNL/Goldman Sachs Core Plus Bond Fund $335,378; JNL/Mellon Capital Management Bond Index Fund $26,521; JNL/PIMCO Real Return Fund $879,640; JNL/PIMCO Total Return Bond Fund $890,452; and JNL/Select Balanced Fund $124,924.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2011.
(i)	Variable rate security or securities within this category. Rate stated was in effect as of March 31, 2011.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2011.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)	Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.
(r)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Board. As of March 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Commodity Securities Fund, $25,600; JNL/Franklin Templeton Income Fund, $264,105; JNL/Goldman Sachs Core Plus Bond Fund, $134,727; JNL/Goldman Sachs Emerging Markets Debt Fund, $4,046; JNL/Ivy Asset Strategy Fund, $75,585; JNL/JPMorgan U.S. Government & Quality Bond Fund, $6,950; JNL/Mellon Capital Management Bond Index Fund, $6,775; JNL/PIMCO Real Return Fund, $353,458; JNL/PIMCO Total Return Bond Fund, $437,056; JNL/PPM America Floating Rate Income Fund, $11,762; JNL/PPM America High Yield Bond Fund, $454,034; JNL/Select Balanced Fund, $24,984; JNL/Select Money Market Fund, $171,651; and JNL/T. Rowe Price Short-Term Bond Fund, $120,108.
(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at March 31, 2011. See Unfunded Loan Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The counterparty for the over-the-counter option transaction was GSC.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	At March 31, 2011 the security was not settled. The interest rate for this security is determined at settlement.

Currencies:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
BRL - Brazilian Real	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
CLP - Chilean Peso	INR - Indian Rupee	PLN - Polish Zloty
CNY - Chinese Yuan	JPY - Japanese Yen	RUB - Russian Ruble
COP - Colombian Peso	KRW - Korean Won	SEK - Swedish Krona
DKK - Danish Krone	MXN - Mexican Peso	SGD - Singapore Dollar

Abbreviations:

“-” Amount rounds to less than one thousand
ABS - Asset Backed Security	ETF - Exchange-Traded Fund
ADR - American Depositary Receipt	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years
AMBAC - AMBAC Indemnity Corp.
ASX - Australian Stock Exchange	Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years
BDR - Brazilian Depository Receipt
CAC - Cotation Assistee en Continu	FDR - Fiduciary Depository Receipt
CDO - Collateralized Debt Obligation	FTSE - Financial Times and the London Stock Exchange
CDX - Credit Default Swap Index	GDR - Global Depository Receipt
CLO - Collateralized Loan Obligation	GO - General Obligation
CPI - Consumer Price Index	HSCEI - Hang Seng China Enterprises Index
CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted	IBEX - Iberia Index
KOSPI - Korea Composite Stock Price Index

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

DAX - Deutscher Aktienindex	LIBOR - London Interbank Offered Rate
MBS - Mortgage Backed Security	SPI - Schedule Performance Index
MIB - Milano Indice Borsa	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
NYS - New York Registered Shares
RB - Revenue Bond	TSX - Toronto Stock Exchange
REIT - Real Estate Investment Trust	TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock Index
REMIC - Real Estate Mortgage Investment Conduit
RSP - Risparmio Shares	virt-x - a cross border recognized investment exchange
SDR - Swedish Depository Receipt	VVPR - Voter-Verified Paper Record
SPDR - Standard & Poor’s Depository Receipt

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at March 31, 2011.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,244	$1,459	0.1%
Uranium Energy Corp. Warrant	11/02/2010	—	92	—

		$1,244	$1,551	0.1%

JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/21/16	01/04/2008	$298	$319	0.1%
AIA Group Ltd.	10/25/2010	2,095	2,364	0.6
ASAT Holdings Ltd.	07/28/2006	1	—	—
Agricultural Bank of China - Class H	07/09/2010	361	489	0.1
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	159	212	—
BNP Paribas SA	11/28/2007	830	820	0.2
Bank Mandiri Persero Tbk PT	01/27/2011	294	391	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	655	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	158	—
Dubai Electricity & Water Authority, 6.38%, 10/21/16	10/15/2010	100	101	—
Dubai Electricity & Water Authority, 7.38%, 10/21/20	10/15/2010	125	121	—
E.ON International Finance BV, 5.80%, 04/30/18	01/14/2010	541	556	0.2
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	303	310	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2009	486	499	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2009	88	99	—
First Data Corp., 12.63%, 01/15/21	12/22/2009	167	218	0.1
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	320	329	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	519	533	0.1
Indorama Ventures PCL	01/18/2011	144	170	—
Intesa Sanpaolo SpA, 6.50%, 02/24/21	03/25/2011	315	315	0.1
LG Chem Ltd. - GDR	09/08/2009	134	335	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/06/2009	264	374	0.1
Michaels Stores Inc., 7.75%, 11/01/18	12/15/2010	247	255	0.1
QGEP Participacoes SA	02/09/2011	196	238	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	417	453	0.1
Societe Generale, 3.50%, 01/15/16	03/18/2011	746	740	0.2
Societe Generale, 5.75%, 04/20/16	08/07/2008	144	156	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	324	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	233	230	0.1
TransDigm Inc., 7.75%, 12/15/18	12/02/2010	400	429	0.1
UniCredit SpA	09/09/2009	1,205	911	0.3
Wintek Corp. - ADR	01/31/2011	374	401	0.1

		$12,593	$13,505	3.5%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Diversified Research Fund
AIA Group Ltd.	10/25/2010	$2,411	$2,619	0.8%
BNP Paribas SA	10/08/2008	1,883	1,993	0.6
Bank Mandiri Persero Tbk PT	01/27/2011	618	821	0.2
LG Chem Ltd. - GDR	12/17/2009	1,407	3,040	0.9

		$6,319	$8,473	2.5%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$7,320	1.4%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$999	$814	0.1%
Cerberus Capital Management LP	08/06/2007	999	814	0.1
Cerberus Capital Management LP	08/06/2007	500	407	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	779	635	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	780	635	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	390	318	—
Harrah’s Investment LP	11/16/2008	39	13	—

		$4,486	$3,636	0.5%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$42	$—	—%
Ashtead Capital Inc., 9.00%, 08/15/16	03/16/2011	531	526	0.1
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	11/29/2006	98	68	—
Bank of Scotland Plc, 5.25%, 02/21/17	03/11/2011	1,558	1,541	0.2
CIT Mortgage Loan Trust REMIC, 1.25%, 10/25/37	10/11/2007	456	439	0.1
CIT Mortgage Loan Trust REMIC, 1.50%, 10/25/37	10/11/2007	700	515	0.1
CIT Mortgage Loan Trust REMIC, 1.70%, 09/25/24	10/11/2007	1,280	745	0.1
Caisse Centrale Desjardins du Quebec, 2.55%, 03/24/16	03/18/2011	2,796	2,763	0.3
College Loan Corp. Trust, 1.76%, 03/01/42	08/26/2009	814	905	0.1
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	09/04/2008	1,783	2,002	0.2
DnB NOR Boligkreditt AS, 2.90%, 03/29/16	03/23/2011	6,892	6,858	0.7
Educational Services of America Inc., 1.15%, 07/25/23	02/24/2010	1,618	1,619	0.2
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,290	1,308	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.00%(0.00% until LIBOR reaches 7.00%), 09/15/35	05/30/2007	92	98	—
Federal Home Loan Mortgage Corp. REMIC, 1.00%, 06/15/21	02/29/2000	—	—	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.00%, 05/17/32	01/08/2003	80	67	—
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35	05/18/2006	108	98	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), BRL	09/22/2010	5,598	6,079	0.7
Home Interior Gift Inc.	02/22/2006	184	—	—
Impac CMB Trust REMIC, 0.89%, 03/25/35	11/02/2006	150	94	—
Intelsat Jackson Holdings SA, 7.25%, 04/01/19	03/23/2011	1,875	1,877	0.2
Merit Securities Corp. REMIC, 1.75%, 09/28/32	12/10/2002	189	196	—
Nationwide Financial Services, 5.38%, 03/25/21	03/23/2011	2,411	2,402	0.3
Nordea Eiendomskreditt AS, 1.88%, 04/07/14	03/30/2011	4,585	4,591	0.5
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	03/30/2011	1,360	1,359	0.2
Radnor Holdings Corp., 11.00%, 06/15/11	11/13/2003	126	—	—
Swedbank Hypotek AB, 0.76%, 03/28/14	03/22/2011	1,800	1,800	0.2
Swedbank Hypotek AB, 2.95%, 03/28/16	03/22/2011	3,197	3,171	0.3
TransDigm Inc., 7.75%, 12/15/18	12/02/2010	500	537	0.1
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Ba1), BRL	11/28/2007	691	481	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,220	0.1

		$44,029	$43,359	4.9%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1), IDR	06/04/2009	$9,059	$10,604	1.3%
Cemex SAB de CV, 5.30%, 09/30/15	03/30/2011	4,039	4,047	0.5
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), BRL	03/29/2011	4,147	4,145	0.5
Credit Suisse Nassau-Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A), BRL	11/16/2010	2,838	2,889	0.4
Deutsche Bank AG-Credit Linked Note (Indonesia Government, 10.75%, 5/15/2016, Moody rating Ba1), IDR	01/26/2010	2,406	2,751	0.3
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1), IDR	07/24/2009	7,246	8,529	1.0
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba1), IDR	11/16/2009	10,390	11,778	1.4
JPMorgan Chase & Co., 6.00%, 10/10/12, PHP	08/07/2009	820	977	0.1
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1), IDR	03/08/2010	1,903	2,041	0.2
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba1), IDR	04/16/2010	2,620	2,883	0.4

		$45,468	$50,644	6.1%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 09/11/36	12/29/2006	$2,125	$2,179	0.2%
CompuCredit Acquired Portfolio Voltage Master Trust, 0.43%, 09/15/18	09/18/2006	405	371	0.1

		$2,530	$2,550	0.3%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,015	0.4%

JNL/PIMCO Real Return Fund
Banco Santander Brazil SA, 0.00%, 12/28/11	12/21/2010	$589	$587	—%
Hillmark Funding, 0.56%, 05/21/21	03/14/2011	8,395	8,373	0.5
Instituto de Credito Oficial, 2.94%, 03/25/14, EUR	03/25/2011	18,131	18,119	1.0
Westpac Banking Corp., 1.04%, 03/31/14	03/29/2011	10,100	10,085	0.6

		$37,215	$37,164	2.1%

JNL/PIMCO Total Return Bond Fund
Canada Housing Trust No. 1, 2.75%, 12/15/15, CAD	12/17/2010	$3,968	$4,100	0.1%
DG Funding Trust, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,175	0.1
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21)	03/09/2011	2,300	2,274	0.1
Export-Import Bank of Korea, 1.05%, 03/03/12, SGD	03/01/2011	4,403	4,431	0.1
Galaxy CLO Ltd., 0.58%, 04/17/17	03/03/2011	4,480	4,462	0.2
Instituto de Credito Oficial, 2.94%, 03/25/14, EUR	03/25/2011	7,224	7,219	0.2
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,117	16,437	0.5

		$40,919	$42,098	1.3%

JNL/PPM America High Yield Bond Fund
Aperam, 7.38%, 04/01/16	03/28/2011	$1,789	$1,820	0.1%
Aperam, 7.75%, 04/01/18	03/28/2011	1,292	1,318	0.1
Applied Extrusion Technologies Inc. - Class B	05/05/2005	63	—	—
Aviation Capital Group Corp., 6.75%, 04/06/21	03/31/2011	6,462	6,450	0.6
First Data Corp., 7.38%, 06/15/19	03/31/2011	4,107	4,194	0.4
Home Interior Gift Inc.	02/22/2006	174	—	—
Intelsat Jackson Holdings SA, 7.25%, 04/01/19	03/23/2011	1,846	1,848	0.1
Manitoba Telecom Services Inc.	06/10/2005	—	16	—
Radnor Holdings Corp., 11.00%, 06/15/11	11/13/2003	100	—	—

		$15,833	$15,646	1.3%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Select Money Market Fund
Repurchase Agreement with Goldman Sachs and Co., 0.17% (Collateralized by $29,819 Federal National Mortgage Association, 4.50%, due 04/01/31 - 03/01/41 value $30,600) acquired on 03/29/11, due 04/28/11 at $30,004	03/29/2011	$30,000	$30,000	3.9%

JNL/T.Rowe Price Established Growth Fund
Groupon Inc.	12/17/2010	$3,407	$3,407	0.2%
Mail.ru Group Ltd. - GDR	11/08/2010	1,931	1,563	0.1
Zynga Inc.	02/18/2011	3,838	3,838	0.2

		$9,176	$8,808	0.5%

JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/03/2010	$942	$944	0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	2,033	0.2

		$3,778	$2,977	0.3%

JNL/T.Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$563	$589	—%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Sub-Adviser Affiliates - The following sub-advisers are affiliates of Jackson National Asset Management, LLC (“Adviser” or “JNAM”) to certain Funds. PPM America, Inc. serves as sub-adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund. Prudential Asset Management (Singapore) Limited serves as sub-adviser for JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund. M&G Investment Management Limited serves as sub-adviser for JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.

Investments in Affiliates - For the period ended March 31, 2011, certain Funds invested in money market funds, which are managed by the Adviser or an affiliate of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the sub-adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Growth Fund invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds LLC. Each of the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds New World Fund and JNL/BlackRock Global Allocation Fund operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Due to each Fund’s ownership of more than 5% of the shares of its corresponding Master Fund, these Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended (“1940 Act”). The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser. The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund; JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund; and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Securities Loan Facility, LLC which are affiliates of each Fund’s sub-adviser.

The following table details each Fund’s long-term investments in affiliates held during the period March 31, 2011.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1	$149,079	$81,319	$—	$—	$—	$236,761
JNL/American Funds Global Bond Fund	American Funds Insurance Series – Global Bond Fund Class 1	105,387	46,214	1,142	—	45	152,447
JNL/American Funds New World Fund	American Funds Insurance Series – New World Fund Class 1	133,548	45,390	6,782	—	1,117	175,217
JNL/BlackRock Global Allocation Fund	BlackRock Global Allocation Portfolio	179,646	129,334	16,599	—	583	300,863
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	4,327	198	—	13	—	4,469
JNL/Mellon Capital Management International Index Fund	Prudential plc	2,552	314	—	76	—	3,093
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.95%, 11/01/12	—	537	—	6	—	531
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	—	499	—	3	—	497
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	2,543	—	—	514	—	2,033
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	4,227	40	4,318	25	580	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

The following table details cash management investments in affiliates held at March 31, 2011. There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2011.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/BlackRock Commodity Securities Fund	$62,860	$81,206	$11
JNL/Capital Guardian Global Balanced Fund	16,241	14,098	2
JNL/Capital Guardian Global Diversified Research Fund	14,275	4,694	2
JNL/Capital Guardian U.S. Growth Equity Fund	55,757	23,641	9
JNL/Eagle Core Equity Fund	9,525	8,162	1
JNL/Eagle SmallCap Equity Fund	21,944	15,540	3
JNL/Franklin Templeton Global Growth Fund	28,349	17,347	5
JNL/Franklin Templeton Income Fund	67,966	52,396	18
JNL/Franklin Templeton International Small Cap Growth Fund	7,881	9,538	1
JNL/Franklin Templeton Mutual Shares Fund	62,650	55,576	11
JNL/Franklin Templeton Small Cap Value Fund	20,020	34,981	6
JNL/Goldman Sachs Core Plus Bond Fund	356,880	193,403	42
JNL/Goldman Sachs Emerging Markets Debt Fund	211,959	202,777	32
JNL/Goldman Sachs Mid Cap Value Fund	23,029	26,869	3
JNL/Goldman Sachs U.S. Equity Flex Fund	4,931	6,048	1
JNL/Invesco International Growth Fund	37,733	36,114	8
JNL/Invesco Large Cap Growth Fund	18,815	30,274	4
JNL/Invesco Global Real Estate Fund	8,742	13,819	2
JNL/Invesco Small Cap Growth Fund	4,579	15,113	2
JNL/Ivy Asset Strategy Fund	100,979	54,743	16
JNL/JPMorgan International Value Fund	11,098	22,824	3
JNL/JPMorgan MidCap Growth Fund	5,111	6,519	2
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,257	70,898	9
JNL/Lazard Emerging Markets Fund	60,363	58,868	9
JNL/Lazard Mid Cap Equity Fund	11,284	7,088	2
JNL/M&G Global Basics Fund	5,571	9,292	1
JNL/M&G Global Leaders Fund	—	1,582	—
JNL/Mellon Capital Management European 30 Fund	79	94	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	134	634	—
JNL/Mellon Capital Management S&P 500 Index Fund	16,641	64,208	7
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12,073	34,496	4
JNL/Mellon Capital Management Small Cap Index Fund	12,878	11,536	3
JNL/Mellon Capital Management International Index Fund	28,075	21,765	5
JNL/Mellon Capital Management Bond Index Fund	44,153	34,020	6
JNL/Mellon Capital Management Global Alpha Fund	3,593	25,179	3
JNL/Oppenheimer Global Growth Fund	7,173	13,365	2
JNL/PAM Asia ex-Japan Fund	1,752	3,157	—
JNL/PAM China-India Fund	20,481	13,331	1
JNL/PIMCO Real Return Fund	400	5,242	—
JNL/PIMCO Total Return Bond Fund	15,624	—	1
JNL/PPM America High Yield Bond Fund	35,569	73,687	11
JNL/PPM America Mid Cap Value Fund	864	2,878	—
JNL/PPM America Small Cap Value Fund	634	10,023	—
JNL/PPM America Value Equity Fund	233	—	—
JNL/Red Rocks Listed Private Equity Fund	20,746	24,536	3
JNL/S&P Competitive Advantage Fund	613	2,048	—
JNL/S&P Dividend Income & Growth Fund	5,012	3,551	1
JNL/S&P Intrinsic Value Fund	1,339	2,968	—
JNL/S&P Total Yield Fund	518	1,407	—
JNL/Select Balanced Fund	130,095	166,453	30
JNL/Select Value Fund	26,760	20,195	5
JNL/T. Rowe Price Established Growth Fund	250	300	—
JNL/T. Rowe Price Mid-Cap Growth Fund	4,056	6,899	1
JNL/T. Rowe Price Short-Term Bond Fund	6,234	4,587	1
JNL/T. Rowe Price Value Fund	4,638	4,425	1

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$21,210	$23,113	$10
JNL/T. Rowe Price Mid-Cap Growth Fund	62,363	81,997	44
JNL/T. Rowe Price Short-Term Bond Fund	50,383	87,098	35
JNL/T. Rowe Price Value Fund	14,447	10,996	7

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments at March 31, 2011.

Unfunded Commitment
JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.51%, 04/10/16	$379

JNL/PPM America Floating Rate Income Fund
CB Richard Ellis Services Inc. Term Loan C, 0.00%, 03/04/18	$1,114
CB Richard Ellis Services Inc. Term Loan D, 0.00%, 03/04/18	1,114

$2,228

JNL/PPM America High Yield Bond Fund
Echostar Satellite Services LLC Term Loan, 0.00%, 01/31/19 (f)	$7,000

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPM Chase serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated Funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ Form N-Q, which is available on the SEC’s website at www.sec.gov. The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on each valuation date. All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer. Futures contracts traded on a liquid exchange are valued at the settlement price. If the

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

settlement price is not available, exchange trade futures are valued at the last sales price as of the close of business on the local exchange. Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange-traded options are valued at the last bid. Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange traded derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds or securities lending collateral, which are valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, priced by pricing services, over the counter derivatives, broker quotes in active markets, securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2011 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$236,761	$—	$—	$236,761

Fund Total	$236,761	$—	$—	$236,761
JNL/American Funds Global Bond Fund
Investment Companies	$152,447	$—	$—	$152,447

Fund Total	$152,447	$—	$—	$152,447
JNL/American Funds Global Small Capitalization Fund
Investment Companies	$104,661	$—	$—	$104,661

Fund Total	$104,661	$—	$—	$104,661
JNL/American Funds Growth-Income Fund
Investment Companies	$260,018	$—	$—	$260,018

Fund Total	$260,018	$—	$—	$260,018
JNL/American Funds International Fund
Investment Companies	$144,104	$—	$—	$144,104

Fund Total	$144,104	$—	$—	$144,104
JNL/American Funds New World Fund
Investment Companies	$175,217	$—	$—	$175,217

Fund Total	$175,217	$—	$—	$175,217
JNL Institutional Alt 20 Fund
Investment Companies	$711,819	$—	$—	$711,819

Fund Total	$711,819	$—	$—	$711,819
JNL Institutional Alt 35 Fund
Investment Companies	$1,079,707	$—	$—	$1,079,707

Fund Total	$1,079,707	$—	$—	$1,079,707
JNL Institutional Alt 50 Fund
Investment Companies	$1,321,261	$—	$—	$1,321,261

Fund Total	$1,321,261	$—	$—	$1,321,261
JNL Institutional Alt 65 Fund
Investment Companies	$910,286	$—	$—	$910,286

Fund Total	$910,286	$—	$—	$910,286
JNL/BlackRock Commodity Securities Fund
Common Stocks	$547,391	$—	$—	$547,391
Warrants	—	92	—	92
Commodity Indexed Structured Notes	—	230,447	—	230,447
Short Term Investments	96,852	322,966	—	419,818

Fund Total	$644,243	$553,505	$—	$1,197,748
JNL/BlackRock Global Allocation Fund
Investment Companies	$300,863	$—	$—	$300,863

Fund Total	$300,863	$—	$—	$300,863

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$240,495	$736	$—	$241,231
Preferred Stocks	1,500	—	—	1,500
Corporate Bonds and Notes	—	26,584	—	26,584
Government and Agency Obligations	—	94,229	—	94,229
Short Term Investments	33,320	—	—	33,320

Fund Total	$275,315	$121,549	$—	$396,864
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$321,001	$3,040	$—	$324,041
Corporate Bonds and Notes	—	260	—	260
Short Term Investments	11,570	—	—	11,570

Fund Total	$332,571	$3,300	$—	$335,871
JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$501,946	$—	$—	$501,946
Short Term Investments	36,381	—	—	36,381

Fund Total	$538,327	$—	$—	$538,327
JNL/Eagle Core Equity Fund
Common Stocks	$212,433	$—	$—	$212,433
Investment Companies	6,950	—	—	6,950
Short Term Investments	9,580	—	—	9,580

Fund Total	$228,963	$—	$—	$228,963
JNL/Eagle SmallCap Equity Fund
Common Stocks	$741,028	$—	$—	$741,028
Short Term Investments	56,981	—	—	56,981

Fund Total	$798,009	$—	$—	$798,009
JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,111,745	$—	$—	$1,111,745

Fund Total	$1,111,745	$—	$—	$1,111,745
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$504,525	$—	$—	$504,525
Short Term Investments	32,200	—	—	32,200

Fund Total	$536,725	$—	$—	$536,725
JNL/Franklin Templeton Income Fund
Common Stocks	$436,424	$—	$—	$436,424
Preferred Stocks	17,652	39,697	—	57,349
Warrants	—	357	—	357
Non-U.S. Government Agency Asset-Backed Securities	—	7,929	—	7,929
Corporate Bonds and Notes	—	624,695	—	624,695
Government and Agency Obligations	—	6,477	—	6,477
Other Equity Interests	—	—	9	9
Short Term Investments	233,875	—	—	233,875

Fund Total	$687,951	$679,155	$9	$1,367,115
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$216,941	$—	$—	$216,941
Short Term Investments	34,638	—	—	34,638

Fund Total	$251,579	$—	$—	$251,579

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$588,076	$13	$4,676	$592,765
Corporate Bonds and Notes	—	11,762	1,588	13,350
Other Equity Interests	—	—	—	—
Short Term Investments	66,680	—	—	66,680

Fund Total	$654,756	$11,775	$6,264	$672,795
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$381,621	$—	$—	$381,621
Short Term Investments	48,272	—	—	48,272

Fund Total	$429,893	$—	$—	$429,893
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$137,557	$905	$138,462
Corporate Bonds and Notes	—	315,348	—	315,348
Government and Agency Obligations	—	417,868	3,708	421,576
Common Stocks	—	—	—	—
Short Term Investments	263,416	—	—	263,416

Fund Total	$263,416	$870,773	$4,613	$1,138,802
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$70,564	$13,355	$83,919
Government and Agency Obligations	—	483,199	—	483,199
Short Term Investments	218,531	15,396	—	233,927

Fund Total	$218,531	$569,159	$13,355	$801,045
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$704,749	$—	$—	$704,749
Short Term Investments	50,827	—	—	50,827

Fund Total	$755,576	$—	$—	$755,576
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$151,907	$—	$—	$151,907
Short Term Investments	6,048	—	—	6,048

Fund Total	$157,955	$—	$—	$157,955
JNL/Invesco Global Real Estate Fund
Common Stocks	$659,024	$—	$—	$659,024
Short Term Investments	43,738	—	—	43,738

Fund Total	$702,762	$—	$—	$702,762
JNL/Invesco International Growth Fund
Common Stocks	$603,506	$—	$—	$603,506
Short Term Investments	65,820	—	—	65,820

Fund Total	$669,326	$—	$—	$669,326
JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,036,515	$—	$—	$1,036,515
Short Term Investments	53,635	—	—	53,635

Fund Total	$1,090,150	$—	$—	$1,090,150

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco Small Cap Growth Fund
Common Stocks	$197,530	$—	$—	$197,530
Short Term Investments	25,271	—	—	25,271

Fund Total	$222,801	$—	$—	$222,801
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,053,450	$—	$—	$1,053,450
Preferred Stocks	66,623	—	—	66,623
Purchased Options	—	—	8	8
Precious Metals	125,972	—	—	125,972
Short Term Investments	54,743	—	—	54,743

Fund Total	$1,300,788	$—	$8	$1,300,796
JNL/JPMorgan International Value Fund
Common Stocks	$641,882	$—	$—	$641,882
Preferred Stocks	10,008	—	—	10,008
Short Term Investments	79,648	—	—	79,648

Fund Total	$731,538	$—	$—	$731,538
JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$277,392	$1,321	$—	$278,713
Short Term Investments	12,845	—	—	12,845

Fund Total	$290,237	$1,321	$—	$291,558
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$29,233	$—	$29,233
Corporate Bonds and Notes	—	6,650	—	6,650
Government and Agency Obligations	—	821,063	—	821,063
Short Term Investments	93,454	—	—	93,454

Fund Total	$93,454	$856,946	$—	$950,400
JNL/Lazard Emerging Markets Fund
Common Stocks	$1,304,641	$—	$—	$1,304,641
Preferred Stocks	28,272	—	—	28,272
Short Term Investments	97,732	—	—	97,732

Fund Total	$1,430,645	$—	$—	$1,430,645
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$221,286	$—	$—	$221,286
Preferred Stocks	—	—	1,015	1,015
Short Term Investments	15,179	—	—	15,179

Fund Total	$236,465	$—	$1,015	$237,480
JNL/M&G Global Basics Fund
Common Stocks	$270,677	$—	$699	$271,376
Preferred Stocks	210	—	—	210
Short Term Investments	21,089	—	—	21,089

Fund Total	$291,976	$—	$699	$292,675
JNL/M&G Global Leaders Fund
Common Stocks	$34,084	$—	$—	$34,084
Preferred Stocks	720	—	—	720
Short Term Investments	1,858	—	—	1,858

Fund Total	$36,662	$—	$—	$36,662

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$282,224	$—	$—	$282,224

Fund Total	$282,224	$—	$—	$282,224
JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$392,834	$—	$—	$392,834

Fund Total	$392,834	$—	$—	$392,834
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$22,851	$—	$—	$22,851
Short Term Investments	862	—	—	862

Fund Total	$23,713	$—	$—	$23,713
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$36,699	$—	$—	$36,699
Investment Companies	957	—	—	957
Short Term Investments	5,733	—	—	5,733

Fund Total	$43,389	$—	$—	$43,389
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,456,878	$—	$—	$1,456,878
Short Term Investments	74,737	4,285	—	79,022

Fund Total	$1,531,615	$4,285	$—	$1,535,900
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$763,016	$—	$—	$763,016
Short Term Investments	63,259	2,160	—	65,419

Fund Total	$826,275	$2,160	$—	$828,435
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$786,642	$—	$49	$786,691
Rights	—	—	—	—
Short Term Investments	88,377	660	—	89,037

Fund Total	$875,019	$660	$49	$875,728
JNL/Mellon Capital Management International Index Fund
Common Stocks	$1,198,053	$1,067	$—	$1,199,120
Preferred Stocks	7,051	—	—	7,051
Rights	80	—	—	80
Other Equity Interests	—	—	—	—
Short Term Investments	109,098	1,940	—	111,038

Fund Total	$1,314,282	$3,007	$—	$1,317,289
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$39,828	$—	$39,828
Corporate Bonds and Notes	—	318,420	—	318,420
Government and Agency Obligations	—	1,044,347	—	1,044,347
Short Term Investments	114,890	—	—	114,890

Fund Total	$114,890	$1,402,595	$—	$1,517,485
JNL/Mellon Capital Management Global Alpha Fund
Short Term Investments	$25,179	$418,997	$—	$444,176

Fund Total	$25,179	$418,997	$—	$444,176

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Oppenheimer Global Growth Fund
Common Stocks	$537,218	$—	$—	$537,218
Preferred Stocks	7,507	—	—	7,507
Short Term Investments	34,359	—	—	34,359

Fund Total	$579,084	$—	$—	$579,084
JNL/PAM Asia ex-Japan Fund
Common Stocks	$138,795	$—	$—	$138,795
Warrants	5	—	—	5
Short Term Investments	5,679	—	—	5,679

Fund Total	$144,479	$—	$—	$144,479
JNL/PAM China-India Fund
Common Stocks	$367,024	$—	$—	$367,024
Corporate Bonds and Notes	—	207	—	207
Short Term Investments	29,710	—	—	29,710

Fund Total	$396,734	$207	$—	$396,941
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$224,606	$30,692	$255,298
Corporate Bonds and Notes	—	605,450	976	606,426
Government and Agency Obligations	—	1,645,505	—	1,645,505
Preferred Stocks	518	—	—	518
Short Term Investments	207,348	198,901	—	406,249

Fund Total	$207,866	$2,674,462	$31,668	$2,913,996
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$207,766	$4,462	$212,228
Corporate Bonds and Notes	—	1,059,871	3,995	1,063,866
Government and Agency Obligations	—	1,262,081	178	1,262,259
Preferred Stocks	196	19,798	3,175	23,169
Common Stocks	64	—	—	64
Short Term Investments	193,550	1,185,565	—	1,379,115

Fund Total	$193,810	$3,735,081	$11,810	$3,940,701
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$36,907	$—	$36,907
Variable Rate Senior Loan Interests	—	324,164	—	324,164
Other Equity Interests	—	2	—	2
Short Term Investments	—	29,973	—	29,973

Fund Total	$—	$391,046	$—	$391,046
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$36,609	$—	$36,609
Corporate Bonds and Notes	—	994,154	—	994,154
Common Stocks	24,282	—	—	24,282
Preferred Stocks	5,888	12,882	—	18,770
Investment Companies	7,301	—	—	7,301
Other Equity Interests	—	2	—	2
Short Term Investments	362,257	—	—	362,257

Fund Total	$399,728	$1,043,647	$—	$1,443,375
JNL/PPM America Mid Cap Value Fund
Common Stocks	$155,060	$—	$—	$155,060
Short Term Investments	9,244	—	—	9,244

Fund Total	$164,304	$—	$—	$164,304

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Small Cap Value Fund
Common Stocks	$85,427	$—	$—	$85,427
Short Term Investments	16,607	—	—	16,607

Fund Total	$102,034	$—	$—	$102,034
JNL/PPM America Value Equity Fund
Common Stocks	$132,158	$—	$—	$132,158
Short Term Investments	131	—	—	131

Fund Total	$132,289	$—	$—	$132,289
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$700,487	$—	$—	$700,487
Rights	300	—	—	300
Short Term Investments	52,963	—	—	52,963

Fund Total	$753,750	$—	$—	$753,750
JNL/S&P Managed Conservative Fund
Investment Companies	$1,037,152	$—	$—	$1,037,152

Fund Total	$1,037,152	$—	$—	$1,037,152
JNL/S&P Managed Moderate Fund
Investment Companies	$1,845,113	$—	$—	$1,845,113

Fund Total	$1,845,113	$—	$—	$1,845,113
JNL/S&P Managed Moderate Growth Fund
Investment Companies	$3,248,368	$—	$—	$3,248,368

Fund Total	$3,248,368	$—	$—	$3,248,368
JNL/S&P Managed Growth Fund
Investment Companies	$2,405,684	$—	$—	$2,405,684

Fund Total	$2,405,684	$—	$—	$2,405,684
JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$880,916	$—	$—	$880,916

Fund Total	$880,916	$—	$—	$880,916
JNL/S&P Disciplined Moderate Fund
Investment Companies	$391,190	$—	$—	$391,190

Fund Total	$391,190	$—	$—	$391,190
JNL/S&P Disciplined Moderate Growth Fund
Investment Companies	$438,459	$—	$—	$438,459

Fund Total	$438,459	$—	$—	$438,459
JNL/S&P Disciplined Growth Fund
Investment Companies	$157,885	$—	$—	$157,885

Fund Total	$157,885	$—	$—	$157,885
JNL/S&P Competitive Advantage Fund
Common Stocks	$316,110	$—	$—	$316,110
Short Term Investments	12,246	—	—	12,246

Fund Total	$328,356	$—	$—	$328,356

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$503,474	$—	$—	$503,474
Short Term Investments	15,423	—	—	15,423

Fund Total	$518,897	$—	$—	$518,897
JNL/S&P Intrinsic Value Fund
Common Stocks	$355,859	$—	$—	$355,859
Short Term Investments	26,491	—	—	26,491

Fund Total	$382,350	$—	$—	$382,350
JNL/S&P Total Yield Fund
Common Stocks	$303,572	$—	$—	$303,572
Short Term Investments	19,734	—	—	19,734

Fund Total	$323,306	$—	$—	$323,306
JNL/S&P 4 Fund
Investment Companies	$922,086	$—	$—	$922,086

Fund Total	$922,086	$—	$—	$922,086
JNL/Select Balanced Fund
Common Stocks	$979,568	$—	$—	$979,568
Non-U.S. Government Agency Asset-Backed Securities	—	15,752	—	15,752
Corporate Bonds and Notes	—	132,155	—	132,155
Government and Agency Obligations	—	277,243	—	277,243
Short Term Investments	186,432	—	—	186,432

Fund Total	$1,166,000	$425,150	$—	$1,591,150
JNL/Select Value Fund
Common Stocks	$1,258,345	$—	$—	$1,258,345
Short Term Investments	35,588	—	—	35,588

Fund Total	$1,293,933	$—	$—	$1,293,933
JNL/Select Money Market Fund
Corporate Bonds and Notes	$—	$51,566	$—	$51,566
Government and Agency Obligations	—	39,066	—	39,066
Short Term Investments	10	611,592	—	611,592

Fund Total	$10	$702,224	$—	$702,234
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,771,553	$1,563	$—	$1,773,116
Preferred Stocks	—	—	7,245	7,245
Short Term Investments	44,901	—	—	44,901

Fund Total	$1,816,454	$1,563	$7,245	$1,825,262
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,603,138	$—	$—	$1,603,138
Short Term Investments	174,671	—	—	174,671

Fund Total	$1,777,809	$—	$—	$1,777,809

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/T.Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$127,181	$1,275	$128,456
Corporate Bonds and Notes	—	502,678	—	502,678
Government and Agency Obligations	—	309,052	—	309,052
Investment Companies	—	—	2,033	2,033
Short Term Investments	94,024	4,196	—	98,220

Fund Total	$94,024	$943,107	$3,308	$1,040,439
JNL/T.Rowe Price Value Fund
Common Stocks	$1,308,608	$—	$—	$1,308,608
Preferred Stocks	8,170	9,446	—	17,616
Corporate Bonds and Notes	—	2,341	—	2,341
Short Term Investments	37,150	—	—	37,150

Fund Total	$1,353,928	$11,787	$—	$1,365,715

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Mutual Shares Fund
Corporate Bonds and Notes[1]	$—	$(395)	$—	$(395)

Fund Total	$—	$(395)	$—	$(395)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(38,573)	$—	$—	$(38,573)

Fund Total	$(38,573)	$—	$—	$(38,573)
JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(2,919)	$—	$(2,919)

Fund Total	$—	$(2,919)	$—	$(2,919)
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes[1]	$—	$(2,224)	$—	$(2,224)

Fund Total	$—	$(2,224)	$—	$(2,224)
JNL/PPM America High Yield Bond Fund
Corporate Bonds and Notes[1]	$—	$—	$(7,000)	$(7,000)

Fund Total	$—	$—	$(7,000)	$(7,000)
JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(30,649)	$—	$(30,649)

Fund Total	$—	$(30,649)	$—	$(30,649)

[1]

Fully and partially unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund, JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund are not reflected in the Schedules of Investments. The unfunded loan commitments and unrealized appreciation/(depreciation) on these commitments are reflected as a liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Other Financial Instruments[1]				Liabilities - Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$386	$—	$386	$—	$(709)	$—	$(709)

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$241	$—	$241	$—	$(4,273)	$—	$(4,273)

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$293	$—	$—	$293	$(937)	$—	$—	$(937)
Open Forward Foreign Currency Contracts	—	1,422	—	1,422	—	(2,153)	—	(2,153)
Interest Rate Swap Agreements	—	10,738	—	10,738	—	(9,529)	—	(9,529)
Credit Default Swap Agreements	—	125	—	125	—	—	—	—

Fund Total	$293	$12,285	$—	$12,578	$(937)	$(11,682)	$—	$(12,619)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$—	$22,855	$—	$22,855	$—	$(12,256)	$—	$(12,256)
Interest Rate Swap Agreements	—	585	—	585	—	(1,688)	—	(1,688)
Total Return Swap Agreements	—	52		52	—	(5)	—	(5)

Fund Total	$—	$23,492	$—	$23,492	$—	$(13,949)	$—	$(13,949)
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$2,567	$—	$2,567	$—	$(7,079)	$—	$(7,079)

Fund Total	$—	$2,567	$—	$2,567	$—	$(7,079)	$—	$(7,079)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$3,413	$—	$3,413	$—	$(1,253)	$—	$(1,253)

JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$649	$—	$—	$649	$—	$—	$—	$—

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$1,022	$—	$—	$1,022	$—	$—	$—	$—

JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$554	$—	$—	$554	$—	$—	$—	$—

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$634	$—	$—	$634	$—	$—	$—	$—
Open Forward Foreign Currency Contracts	—	847	—	847	—	(798)	—	(798)

Fund Total	$634	$847	$—	$1,481	$—	$(798)	$—	$(798)
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$4,835	$—	$—	$4,835	$(4,469)	$—	$—	$(4,469)
Open Forward Foreign Currency Contracts	—	5,704	—	5,704	—	(5,851)	—	(5,851)

Fund Total	$4,835	$5,704	$—	$10,539	$(4,469)	$(5,851)	$—	$(10,320)
JNL/PIMCO Real Return Fund
Written Options	$—	$—	$—	$—	$(240)	$(1,325)	$(1,034)	$(2,599)
Open Futures Contracts	51	—	—	51	(156)	—	—	(156)
Open Forward Foreign Currency Contracts	—	3,539	—	3,539	—	(3,529)	—	(3,529)
Interest Rate Swap Agreements	—	1,749	—	1,749	—	(364)	—	(364)
Credit Default Swap Agreements	—	1,647	—	1,647	—	(634)	—	(634)

Fund Total	$51	$6,935	$—	$6,986	$(396)	$(5,852)	$(1,034)	$(7,282)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$—	$—	$—	$(901)	$(6,532)	$(2,337)	$(9,770)
Open Futures Contracts	3,255	—	—	3,255	(2,762)	—	—	(2,762)
Open Forward Foreign Currency Contracts	—	9,344	—	9,344	—	(5,215)	—	(5,215)
Interest Rate Swap Agreements	—	3,091	—	3,091	—	(1,737)	—	(1,737)
Credit Default Swap Agreements	—	3,443	—	3,443	—	(209)	—	(209)

Fund Total	$3,255	$14,413	$—	$17,668	$(3,663)	$(13,606)	$(2,337)	$(19,606)

[1]

Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in investments in securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Other Financial Instruments[1]				Liabilities - Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Select Balanced Fund
Open Futures Contracts	$—	$—	$—	$—	$—	$(9)	$—	$(9)

JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$32	$—	$—	$32	$—	$—	$—	$—
Open Forward Foreign Currency Contracts	—	30	—	30	—	—	—	—

Fund Total	$32	$30	$—	$62	$—	$—	$—	$—

[1]

Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in investments in securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The only significant transfers between Level 1 and Level 2 valuations during the period ended March 31, 2011, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Security Valuation in these Notes to the Schedules of Investments. In instances when criteria constituting a significant event exist and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2010 and did not exist at March 31, 2011 and therefore, certain foreign investments were valued as Level 2 valuations at December 31, 2010 and level 1 at March 31, 2011. There were no significant transfers into or out of Level 3.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period:

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation/ (Depreciation) During the Period For Level 3 Investments held at End of Period
JNL/Franklin Templeton Income Fund
Other Equity Interests	$7	$—	$—	$2	$—	$—	$9	$2

Fund Total Investments in Securities	$7	$—	$—	$2	$—	$—	$9	$2
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$4,578	$—	$—	$98	$—	$—	$4,676	$98
Corporate Bond and Notes	1,579	—	—	9	—	—	1,588	9

Fund Total Investments in Securities	$6,157	$—	$—	$107	$—	$—	$6,264	$107
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$5,088	$905	$(5,088)	$—	$—	$—	$905	$—
Government and Agency Obligations	—	—	—	26	3,682	—	3,708	26

Fund Total Investments in Securities	$5,088	$905	$(5,088)	$26	$3,682	$—	$4,613	$26
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$2,680	$10,662	$—	$13	$—	$—	$13,355	$13

Fund Total Investments in Securities	$2,680	$10,662	$—	$13	$—	$—	$13,355	$13
JNL/Ivy Asset Strategy Fund
Purchased Options	$6,037	$—	$—	$(5,361)	$165	$(833)	$8	$(157)

Fund Total Investments in Securities	$6,037	$—	$—	$(5,361)	$165	$(833)	$8	$(157)
Investments in Other Financial Instruments[1]
Written Options	$(1,583)	$—	$—	$1,533	$142	$(92)	$—	$—

Fund Total Investments in Other
Financial Instruments	$(1,583)	$—	$—	$1,533	$142	$(92)	$—	$—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation/ (Depreciation) During the Period For Level 3 Investments held at End of Period
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$587	$—	$(587)	$—	$—	$—	$—	$—

Fund Total Investments in Securities	$587	$—	$(587)	$—	$—	$—	$—	$—
JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$1,015	$—	$—	$—	$—	$—	$1,015	$—

Fund Total Investments in Securities	$1,015	$—	$—	$—	$—	$—	$1,015	$—
JNL/M&G Global Basics Fund
Common Stocks	$—	$797	$—	$(259)	$161	$—	$699	$(259)

Fund Total Investments in Securities	$—	$797	$—	$(259)	$161	$—	$699	$(259)
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$45	$22	$—	$(18)	$—	$—	$49	$(18)

Fund Total Investments in Securities	$45	$22	$—	$(18)	$—	$—	$49	$(18)
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$33,594	$—	$(7,434)	$524	$13,543	$(9,535)	$30,692	$524
Corporate Bond and Notes	1,562	—	(585)	1	—	(2)	976	1

Fund Total Investments in Securities	$35,156	$—	$(8,019)	$525	$13,543	$(9,537)	$31,668	$525
Investments in Other Financial Instruments[1]
Written Options	$(985)	$—	$—	$(49)	$—	$—	$(1,034)	$(49)

Fund Total Investments in Other
Financial Instruments	$(985)	$—	$—	$(49)	$—	$—	$(1,034)	$(49)
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$2,404	$—	$(2,404)	$(17)	$4,479	$—	$4,462	$(17)
Corporate Bond and Notes	5,063	—	—	12	—	(1,080)	3,995	12
Government and Agency Obligations	179	—	—	(1)	—	—	178	(1)
Preferred Stocks	3,191	—	—	(16)	—	—	3,175	(16)

Fund Total Investments in Securities	$10,837	$—	$(2,404)	$(22)	$4,479	$(1,080)	$11,810	$(22)
Investments in Other Financial Instruments[1]
Written Options	$(2,227)	$—	$—	$(110)	$—	$—	$(2,337)	$(110)

Fund Total Investments in Other
Financial Instruments	$(2,227)	$—	$—	$(110)	$—	$—	$(2,337)	$(110)
JNL/PPM America High Yield Bond Fund
Corporate Bond and Notes[2]	$—	$—	$—	$(7,000)	$—	$—	$(7,000)	$(7,000)

Fund Total Investments in Securities	$—	$—	$—	$(7,000)	$—	$—	$(7,000)	$(7,000)
JNL/T. Rowe Price Established Growth Fund
Preferred Stocks	$3,407	$—	$—	$—	$3,838	$—	$7,245	$—

Fund Total Investments in Securities	$3,407	$—	$—	$—	$3,838	$—	$7,245	$—
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$—	$—	$(5)	$1,280	$—	$1,275	$(5)
Investment Companies	2,543	—	—	(510)	—	—	2,033	(510)

Fund Total Investments in Securities	$2,543	$—	$—	$(515)	$1,280	$—	$3,308	$(515)

[1]

Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

[2]

Fully unfunded loan commitments in the JNL/PPM America High Yield Bond Fund are not reflected in the Schedules of Investments. The unfunded loan commitments and unrealized appreciation/(depreciation) on these commitments are reflected as a liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraph.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) and on inflation caps and floors. During the period, JNL/Ivy Asset Strategy Fund used options to manage exposure to or hedge changes in securities prices. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund used written options to generate income and used straddle options to take a position on expectations of volatility of the reference entity. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into futures contracts for the following reasons: JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/JPMorgan International Value Fund to gain exposure to markets for efficient management of cash flows; JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Mellon Capital Management International Index to hedge accrued dividends and for efficient management of cash flows; JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage their exposure to or hedge interest rates and as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; and JNL/Select Balanced Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage their exposure or hedge interest rates. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds may also suffer a loss on futures contacts. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into forward foreign currency contracts for the following reasons: JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and as part of their investment strategy; JNL/Capital Guardian

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Global Diversified Research Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and to strive to reduce currency deviations from its benchmark as a means of risk management; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure in U.S. dollar cash balances; and JNL/Melon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objective. During the period, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in over-the-counter derivative and forward foreign currency contracts and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement. The Fund’s pledged collateral, which is delivered to counterparties, or segregated collateral, which is at the Custodian, as of March 31, 2011 is included in a table in the Notes to the Schedules of Investments.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate. These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and credit risk in the normal course of pursuing its investment objective. During then period, JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund entered into interest rate swap agreements to hedge against the risk that the value of their fixed rate bond investments will decrease/increase as interest rates rise/fall; to execute yield curve, swap spread and sovereign relative value trades; and to express views on a country’s interest rates. JNL/PIMCO

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Real Return Fund and JNL/PIMCO Total Return Bond Fund entered into interest rate swap agreements to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements – A Fund may be subject to credit rate risk in the normal course of pursuing its investment objective. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may also use credit default swap agreements to generate income. In such an arrangement, a Fund would write protection on a security or instrument, and receive a premium in return for such protection. Written credit default swaps offer the Fund an opportunity to generate income, but may expose the Fund to risk of loss where there is a credit event.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

During the period, these Funds entered into credit default swap agreements for the following reasons: JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of the issuers, to manage duration at the cross sector level and to manage credit exposure; JNL/PIMCO Total Return Bond Fund to manage credit exposure; and JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds (1) take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2011, for which the Fund is the seller of protection are disclosed in these Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective. During the period, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Ivy Asset Strategy Fund entered into total return swap agreements to manage their exposure to or hedge against changes in securities prices or as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (continued)

March 31, 2011

Summary of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
Eurodollar Future Call Option	09/19/2011	99.38	79	$(46)
Eurodollar Future Put Option	09/19/2011	99.38	79	(14)
U.S. 10-year Treasury Note Future Call Option	05/20/2011	122.00	445	(118)
U.S. 10-year Treasury Note Future Put Option	05/20/2011	117.00	124	(62)

			727	$(240)

JNL/PIMCO Total Return Bond Fund
Eurodollar Future Call Option	09/19/2011	99.38	656	$(385)
Eurodollar Future Put Option	09/19/2011	99.38	656	(115)
Eurodollar Future Put Option	03/19/2012	99.00	442	(249)
U.S. 10-year Treasury Note Future Call Option	04/21/2011	123.00	9	—
U.S. 10-year Treasury Note Future Call Option	05/20/2011	122.00	249	(66)
U.S. 10-year Treasury Note Future Put Option	04/21/2011	118.50	9	(5)
U.S. 10-year Treasury Note Future Put Option	05/20/2011	117.00	161	(81)

			2,182	$(901)

Index Options
JNL/PIMCO Real Return Fund
CDX.IG-15 5 Year Call Option	09/21/2011	1.30	31	$(12)
CDX.IG-15 5 Year Call Option	06/15/2011	0.80	11	(2)
CDX.IG-15 5 Year Call Option	06/15/2011	0.80	12	(2)
CDX.IG-15 5 Year Call Option	09/21/2011	0.80	3	(1)
CDX.IG-15 5 Year Call Option	09/21/2011	0.80	22	(5)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	10	(3)
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	16	(2)
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	11	(1)
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	2	—
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	12	(1)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	3	(1)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	22	(6)

			155	$(36)

JNL/PIMCO Total Return Bond Fund
CDX.IG-15 5 Year Call Option	06/15/2011	0.80	50	$(9)
CDX.IG-15 5 Year Call Option	09/21/2011	0.80	51	(12)
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	50	(5)
CDX.IG-15 5 Year Put Option	09/21/2011	1.30	26	(10)
CDX.IG-15 5 Year Put Option	09/21/2011	1.20	51	(15)

			28	$(51)

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	29	$(16)
Floor - CPURNSA Index Option	03/12/2020	215.95	46	(25)
Floor - CPURNSA Index Option	10/13/2020	218.01	298	(168)
Floor - CPURNSA Index Option	09/29/2020	217.97	31	(16)

			404	$(225)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option	09/29/2020	217.97	64	$(33)
Floor - CPURNSA Index Option	03/10/2020	215.95	19	(10)
Floor - CPURNSA Index Option	03/12/2020	215.95	18	(10)

			63	$(53)

Interest Rate Swaptions*
JNL/PIMCO Real Return Fund
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	100	$(124)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	172	(213)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	587	(727)

			859	$(1,064)

*	Swaptions are illiquid investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (continued)

March 31, 2011

Summary of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions* (continued)
JNL/PIMCO Total Return Bond Fund
Put Swaption, 3 month LIBOR versus 10.00% fixed	07/10/2012	N/A	133	$—
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	849	(1,228)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	41	(59)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	739	(1,069)
Put Swaption, 3 month LIBOR versus 2.75% fixed	06/18/2012	N/A	828	(1,264)
Put Swaption, 3 month LIBOR versus 3.0% fixed	06/18/2012	N/A	418	(518)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	705	(873)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	679	(841)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	329	(407)
Put Swaption, 3 month LIBOR versus 4.00% fixed	07/13/2011	N/A	84	(85)
Put Swaption, 3 month LIBOR versus 4.00% fixed	07/13/2011	N/A	83	(84)

			4,888	$(6,428)

Straddle Options
JNL/PIMCO Real Return Fund
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	247	$(437)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	284	(501)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	115	(96)

			646	$(1,034)

JNL/PIMCO Total Return Bond Fund
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	673	$(1,190)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	553	(975)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	205	(172)

			1,431	$(2,337)

*	Swaptions are illiquid investments.
**	Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

	Contracts	Premiums
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2010	(4,769)	$(1,434)
Options written during the period	(247)	(92)
Options closed during the period	5,016	1,526
Options expired during the period	—	—

Options outstanding at March 31, 2011	—	$—

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2010	(4,928)	$(3,230)
Options written during the period	(1,362)	(570)
Options closed during the period	1,419	742
Options expired during the period	2,080	709

Options outstanding at March 31, 2011	(2,791)	$(2,349)

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2010	(7,752)	$(6,624)
Options written during the period	(1,616)	(799)
Options closed during the period	—	—
Options expired during the period	538	184

Options outstanding at March 31, 2011	(8,830)	$(7,239)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands except contracts)

March 31, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
CME Ultra Long Term U.S. Treasury Bond Future	June 2011	266	$247
Euro Schatz DUA Index Future	June 2011	310	(173)
Euro-Bobl Future	June 2011	101	(5)
Euro-Bund Future	June 2011	113	(51)
U.S. Treasury Note Future, 10-Year	June 2011	107	(134)
U.S. Treasury Note Future, 2-Year	June 2011	268	46
U.S. Treasury Note Future, 30-Year	June 2011	(165)	(17)
U.S. Treasury Note Future, 5-Year	June 2011	789	(557)

			$(644)

JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	April 2011	223	$727
ASX SPI 200 Index Future	June 2011	(64)	(384)
Australia Commonwealth Treasury Bond Future, 10-Year	June 2011	298	(41)
CAC 40 10 Euro Index Future	April 2011	(100)	(398)
Canadian Bond Future, 10-Year	June 2011	(130)	(74)
DAX Index Future	June 2011	68	1,098
Euro-Bund Future	June 2011	361	(152)
FTSE 100 Index Future	June 2011	491	1,520
FTSE/MIB Index Future	June 2011	35	128
Hang Seng Index Future	April 2011	(224)	(548)
IBEX 35 Index Future	April 2011	14	57
Japanese Government Bond Future, 10-Year	June 2011	(817)	(785)
S&P 500 E-Mini Index Future	June 2011	(541)	(402)
S&P/TSX 60 Index Future	June 2011	(171)	(854)
Topix Index Future	June 2011	150	790
U.K. Long Gilt Future	June 2011	(569)	(831)
U.S. Treasury Note Future, 10-Year	June 2011	1,496	515

			$366

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	June 2011	22	$112
Euro Stoxx 50 Index Future	June 2011	260	262
FTSE 100 Index Future	June 2011	91	195
Topix Index Future	June 2011	68	65

			$634

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	June 2011	369	$1,022

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	June 2011	1,053	$649

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	June 2011	151	$554

JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	June 2012	71	$(39)
90-Day Eurodollar Future	December 2011	120	(13)
90-Day Eurodollar Future	September 2011	268	51
90-Day Eurodollar Future	March 2012	675	(104)

			$(105)

JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	December 2012	255	$(606)

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
90-Day Eurodollar Future	June 2011	457	$47
90-Day Eurodollar Future	September 2013	671	(1,200)
90-Day Eurodollar Future	June 2012	2,348	(673)
90-Day Eurodollar Future	September 2011	3,200	835
90-Day Eurodollar Future	March 2012	3,406	141
90-Day Eurodollar Future	December 2011	4,949	2,228
U.S. Treasury Note Future, 10-Year	June 2011	(669)	(283)
U.S. Treasury Note Future, 2-Year	June 2011	38	4

			$493

JNL/Select Balanced Fund
U.S. Treasury Note Future, 10-Year	June 2011	(57)	$(9)

JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 5-Year	June 2011	(105)	$32

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund
EUR/JPY	04/04/2011	BOA	JPY	(359,177)	$(4,318)	$167
EUR/JPY	04/08/2011	CSI	JPY	(215,692)	(2,593)	67
EUR/USD	04/08/2011	UBS	EUR	2,971	4,211	65
EUR/USD	04/11/2011	BOA	EUR	900	1,275	25
EUR/USD	04/28/2011	BOA	EUR	2,124	3,009	9
JPY/EUR	04/04/2011	BOA	EUR	(1,972)	(2,795)	(148)
JPY/EUR	04/04/2011	BOA	EUR	(1,258)	(1,783)	(112)
JPY/EUR	04/08/2011	CSI	EUR	(1,952)	(2,766)	(173)
JPY/EUR	04/15/2011	BNY	EUR	(2,300)	(3,259)	(190)
JPY/USD	04/11/2011	BOA	JPY	701,199	8,430	(70)
JPY/USD	04/15/2011	JPM	JPY	81,900	985	(15)
JPY/USD	04/21/2011	BNY	JPY	32,762	394	(1)
USD/EUR	04/28/2011	BNY	EUR	(42)	(59)	—
USD/EUR	04/28/2011	BNY	EUR	(1,374)	(1,947)	7
USD/JPY	04/21/2011	BNY	JPY	(65,527)	(788)	46

					$(2,004)	$(323)

JNL/Franklin Templeton Mutual Shares Fund
CHF/USD	05/10/2011	DUB	CHF	316	$344	$—
CHF/USD	05/10/2011	DUB	CHF	192	209	17
CHF/USD	05/10/2011	DUB	CHF	401	437	35
CHF/USD	05/10/2011	DUB	CHF	280	305	19
CHF/USD	05/10/2011	BOA	CHF	318	346	15
CHF/USD	05/10/2011	BOA	CHF	199	217	10
CHF/USD	05/10/2011	SSB	CHF	185	201	3
DKK/USD	04/26/2011	SSB	DKK	350	66	3
DKK/USD	04/26/2011	DUB	DKK	854	162	5
DKK/USD	04/26/2011	HMS	DKK	575	109	3
DKK/USD	04/26/2011	DUB	DKK	596	113	3
DKK/USD	04/26/2011	DUB	DKK	802	152	3
DKK/USD	04/26/2011	DUB	DKK	590	112	2
DKK/USD	04/26/2011	DUB	DKK	467	89	1
DKK/USD	04/26/2011	DUB	DKK	505	96	2
DKK/USD	04/26/2011	DUB	DKK	552	105	3
DKK/USD	04/26/2011	DUB	DKK	550	104	2
DKK/USD	04/26/2011	DUB	DKK	302	57	1
DKK/USD	04/26/2011	DUB	DKK	457	87	1
DKK/USD	04/26/2011	SSB	DKK	675	128	—
DKK/USD	04/26/2011	DUB	DKK	557	106	—
DKK/USD	04/26/2011	DUB	DKK	514	98	—
DKK/USD	04/26/2011	DUB	DKK	319	61	—
DKK/USD	04/26/2011	DUB	DKK	398	76	—
EUR/USD	04/15/2011	BCL	EUR	150	213	4
GBP/USD	05/12/2011	DUB	GBP	71	114	—
GBP/USD	05/12/2011	DUB	GBP	316	507	1
JPY/USD	04/20/2011	BOA	JPY	30,053	361	(9)
USD/CHF	05/10/2011	BOA	CHF	(275)	(299)	(11)
USD/CHF	05/10/2011	DUB	CHF	(500)	(545)	(18)
USD/CHF	05/10/2011	SSB	CHF	(119)	(129)	(2)
USD/CHF	05/10/2011	DUB	CHF	(6,489)	(7,067)	(336)
USD/CHF	05/10/2011	SSB	CHF	(4,060)	(4,421)	(211)
USD/CHF	05/10/2011	DUB	CHF	(216)	(236)	(18)
USD/CHF	05/10/2011	SSB	CHF	(150)	(163)	(10)
USD/DKK	04/26/2011	SSB	DKK	(11,203)	(2,129)	(109)
USD/EUR	04/15/2011	SSB	EUR	(32,904)	(46,623)	(2,810)
USD/EUR	04/15/2011	DUB	EUR	(438)	(620)	(39)
USD/EUR	04/15/2011	DUB	EUR	(183)	(260)	(14)
USD/EUR	04/15/2011	BOA	EUR	(209)	(296)	(15)
USD/EUR	04/15/2011	DUB	EUR	(240)	(341)	(17)
USD/EUR	04/15/2011	DUB	EUR	(99)	(141)	(7)
USD/EUR	04/15/2011	HSB	EUR	(1,610)	(2,281)	(93)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/EUR	04/15/2011	DUB	EUR	(232)	$(329)	$(14)
USD/EUR	04/15/2011	SSB	EUR	(116)	(164)	(6)
USD/EUR	04/15/2011	DUB	EUR	(398)	(564)	(22)
USD/EUR	04/15/2011	DUB	EUR	(238)	(337)	(12)
USD/EUR	04/15/2011	SSB	EUR	(99)	(141)	(5)
USD/EUR	04/15/2011	DUB	EUR	(195)	(276)	(9)
USD/EUR	04/15/2011	DUB	EUR	(279)	(395)	(16)
USD/EUR	04/15/2011	BCL	EUR	(202)	(286)	(12)
USD/EUR	04/15/2011	DUB	EUR	(397)	(562)	(20)
USD/EUR	04/15/2011	DUB	EUR	(700)	(992)	(32)
USD/EUR	04/15/2011	DUB	EUR	(463)	(655)	(26)
USD/EUR	04/15/2011	DUB	EUR	(206)	(291)	(13)
USD/EUR	04/15/2011	DUB	EUR	(102)	(145)	(7)
USD/EUR	04/15/2011	DUB	EUR	(284)	(402)	(19)
USD/EUR	04/15/2011	DUB	EUR	(221)	(313)	(11)
USD/EUR	04/15/2011	DUB	EUR	(137)	(194)	(7)
USD/EUR	04/15/2011	DUB	EUR	(755)	(1,069)	(32)
USD/EUR	04/15/2011	DUB	EUR	(292)	(414)	(6)
USD/EUR	04/15/2011	DUB	EUR	(379)	(537)	(7)
USD/EUR	04/15/2011	DUB	EUR	(458)	(649)	(4)
USD/GBP	05/12/2011	SSB	GBP	(197)	(315)	1
USD/GBP	05/12/2011	DUB	GBP	(25,594)	(41,039)	14
USD/GBP	05/12/2011	HSB	GBP	(1,400)	(2,245)	14
USD/GBP	05/12/2011	SSB	GBP	(197)	(316)	—
USD/GBP	05/12/2011	DUB	GBP	(185)	(297)	—
USD/JPY	04/20/2011	SSB	JPY	(24,558)	(295)	5
USD/JPY	04/20/2011	DUB	JPY	(18,700)	(225)	1
USD/JPY	04/20/2011	DUB	JPY	(8,000)	(96)	2
USD/JPY	04/20/2011	DUB	JPY	(19,500)	(234)	—
USD/JPY	04/20/2011	SSB	JPY	(9,926)	(119)	3
USD/JPY	04/20/2011	BCL	JPY	(201,784)	(2,426)	63
USD/JPY	04/20/2011	DUB	JPY	(10,400)	(125)	4
USD/JPY	04/20/2011	DUB	JPY	(6,139)	(74)	1
USD/JPY	04/20/2011	DUB	JPY	(4,163)	(50)	—
USD/JPY	04/20/2011	DUB	JPY	(6,508)	(78)	—
USD/JPY	04/20/2011	BOA	JPY	(3,216)	(39)	—
USD/JPY	04/20/2011	DUB	JPY	(7,043)	(85)	—
USD/NOK	05/18/2011	BOA	NOK	(26,978)	(4,867)	(274)

					$(122,216)	$(4,032)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/CAD	06/15/2011	CIT	CAD	(1,482)	$(1,526)	$41
AUD/CHF	06/15/2011	CIT	CHF	(1,387)	(1,511)	14
AUD/EUR	06/15/2011	BOA	EUR	(1,067)	(1,510)	3
AUD/USD	06/15/2011	WBC	AUD	4,350	4,458	175
AUD/USD	06/15/2011	WBC	AUD	1,524	1,562	49
AUD/USD	06/15/2011	MSC	AUD	1,507	1,544	29
CAD/CHF	06/15/2011	UBS	CHF	(1,155)	(1,258)	10
CAD/EUR	06/15/2011	RBC	EUR	(532)	(753)	(10)
CAD/GBP	06/15/2011	RBC	GBP	(265)	(425)	6
CAD/JPY	06/15/2011	BOA	JPY	(111,530)	(1,341)	48
CAD/USD	06/15/2011	RBS	CAD	7,697	7,926	145
CHF/EUR	06/15/2011	JPM	EUR	(1,050)	(1,486)	(5)
CHF/EUR	06/15/2011	UBS	EUR	(1,091)	(1,544)	(48)
CHF/EUR	06/15/2011	UBS	EUR	(1,077)	(1,524)	(32)
CHF/EUR	06/15/2011	UBS	EUR	(1,081)	(1,530)	(25)
CHF/USD	06/15/2011	WBC	CHF	820	893	12
CHF/USD	06/15/2011	UBS	CHF	4,622	5,035	20
CHF/USD	06/15/2011	UBS	CHF	1,378	1,501	(30)
EUR/CAD	06/15/2011	RBC	CAD	(1,442)	(1,485)	23
EUR/CAD	06/15/2011	RBC	CAD	(754)	(777)	(4)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
EUR/CHF	06/15/2011	UBS	CHF	(1,370)	$(1,493)	$19
EUR/CHF	06/15/2011	CSI	CHF	(2,071)	(2,256)	35
EUR/CHF	06/15/2011	RBC	CHF	(687)	(748)	15
EUR/GBP	06/15/2011	BOA	GBP	(899)	(1,441)	66
EUR/GBP	06/15/2011	HSB	GBP	(901)	(1,444)	40
EUR/GBP	06/15/2011	BOA	GBP	(944)	(1,512)	23
EUR/GBP	06/15/2011	JPM	GBP	(665)	(1,066)	3
EUR/NZD	06/15/2011	HSB	NZD	(1,405)	(1,067)	(23)
EUR/NZD	06/15/2011	DUB	NZD	(2,140)	(1,625)	(81)
EUR/SEK	06/15/2011	HSB	SEK	(4,946)	(781)	(8)
EUR/USD	06/15/2011	RBS	EUR	1,066	1,509	47
EUR/USD	06/15/2011	JPM	EUR	1,066	1,509	42
EUR/USD	06/15/2011	JPM	EUR	1,066	1,509	43
EUR/USD	06/15/2011	DUB	EUR	1,054	1,492	24
EUR/USD	06/15/2011	WBC	EUR	2,094	2,963	36
EUR/USD	06/15/2011	RBS	EUR	1,078	1,526	(2)
EUR/USD	06/15/2011	JPM	EUR	2,152	3,045	(8)
GBP/CHF	06/15/2011	HSB	CHF	(1,384)	(1,507)	(2)
GBP/EUR	06/15/2011	UBS	EUR	(2,110)	(2,986)	(85)
GBP/EUR	06/15/2011	BOA	EUR	(1,170)	(1,656)	(48)
GBP/EUR	06/15/2011	CIT	EUR	(1,080)	(1,528)	(21)
GBP/USD	04/04/2011	MSC	GBP	1,347	2,160	(8)
GBP/USD	06/15/2011	UBS	GBP	450	721	(5)
GBP/USD	06/15/2011	UBS	GBP	904	1,449	(17)
GBP/USD	06/15/2011	HSB	GBP	652	1,045	(22)
GBP/USD	06/15/2011	CIT	GBP	945	1,514	(13)
JPY/CAD	06/15/2011	UBS	CAD	(726)	(748)	(24)
JPY/EUR	06/15/2011	CSI	EUR	(638)	(903)	(33)
JPY/NOK	06/15/2011	HSB	NOK	(5,760)	(1,037)	(28)
JPY/NOK	06/15/2011	DUB	NOK	(8,320)	(1,498)	(36)
JPY/NOK	06/15/2011	HSB	NOK	(4,286)	(772)	(27)
JPY/NZD	06/15/2011	WBC	NZD	(913)	(693)	(43)
JPY/USD	06/15/2011	JPM	JPY	72,431	871	(7)
JPY/USD	06/15/2011	UBS	JPY	91,433	1,100	(15)
JPY/USD	06/15/2011	HSB	JPY	122,249	1,470	(5)
JPY/USD	06/15/2011	SSB	JPY	243,580	2,930	(113)
NOK/EUR	06/15/2011	CIT	EUR	(3,832)	(5,423)	15
NOK/JPY	06/15/2011	CIT	JPY	(119,935)	(1,443)	32
NOK/USD	06/15/2011	HSB	NOK	8,549	1,540	11
NOK/USD	06/15/2011	RBS	NOK	8,526	1,535	7
NZD/AUD	06/15/2011	HSB	AUD	(866)	(888)	(5)
NZD/EUR	06/15/2011	WBC	EUR	(1,088)	(1,540)	23
NZD/USD	06/15/2011	WBC	NZD	958	727	6
NZD/USD	06/15/2011	MSC	NZD	6,594	5,007	36
NZD/USD	06/15/2011	CIT	NZD	981	745	18
NZD/USD	06/15/2011	WBC	NZD	2,071	1,573	60
NZD/USD	06/15/2011	WBC	NZD	2,086	1,584	62
SEK/EUR	06/15/2011	HSB	EUR	(1,069)	(1,513)	(24)
SEK/EUR	06/15/2011	RBS	EUR	(713)	(1,009)	(9)
SEK/EUR	06/15/2011	HSB	EUR	(538)	(761)	—
SEK/USD	06/15/2011	BCL	SEK	12,638	1,995	37
USD/AUD	06/15/2011	WBC	AUD	(835)	(856)	(22)
USD/AUD	06/15/2011	HSB	AUD	(1,442)	(1,478)	(33)
USD/AUD	06/15/2011	CIT	AUD	(1,985)	(2,034)	(81)
USD/AUD	06/15/2011	UBS	AUD	(1,534)	(1,572)	(73)
USD/AUD	06/15/2011	CIT	AUD	(3,029)	(3,104)	(79)
USD/BRL	04/11/2011	UBS	BRL	(9,229)	(5,645)	(288)
USD/CAD	06/15/2011	RBC	CAD	(1,004)	(1,033)	(1)
USD/CAD	06/15/2011	RBC	CAD	(1,498)	(1,543)	(22)
USD/CHF	06/15/2011	UBS	CHF	(4,936)	(5,377)	(186)
USD/CHF	06/15/2011	CIT	CHF	(799)	(870)	(25)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/CHF	06/15/2011	CIT	CHF	(1,370)	$(1,492)	$(35)
USD/CHF	06/15/2011	UBS	CHF	(1,398)	(1,523)	(2)
USD/EUR	06/15/2011	DUB	EUR	(281)	(398)	(17)
USD/EUR	06/15/2011	HSB	EUR	(1,066)	(1,509)	(46)
USD/EUR	06/15/2011	JPM	EUR	(1,067)	(1,510)	(37)
USD/EUR	06/15/2011	CSI	EUR	(306)	(433)	(8)
USD/EUR	06/15/2011	HSB	EUR	(761)	(1,077)	(8)
USD/GBP	04/04/2011	JPM	GBP	(1,922)	(3,083)	13
USD/GBP	06/15/2011	HSB	GBP	(73)	(117)	1
USD/GBP	06/15/2011	MSC	GBP	(756)	(1,212)	13
USD/GBP	06/15/2011	CIT	GBP	(906)	(1,452)	10
USD/GBP	06/15/2011	CIT	GBP	(471)	(755)	9
USD/GBP	06/15/2011	HSB	GBP	(958)	(1,535)	(9)
USD/JPY	06/15/2011	BOA	JPY	(684,115)	(8,228)	(33)
USD/JPY	06/15/2011	HSB	JPY	(67,773)	(815)	1
USD/JPY	06/15/2011	HSB	JPY	(120,881)	(1,454)	18
USD/JPY	06/15/2011	CIT	JPY	(120,464)	(1,449)	82
USD/NOK	06/15/2011	MSC	NOK	(5,996)	(1,080)	(25)
USD/NOK	06/15/2011	HSB	NOK	(8,705)	(1,568)	(37)
USD/NZD	06/15/2011	CIT	NZD	(1,791)	(1,360)	(42)
USD/NZD	06/15/2011	WBC	NZD	(2,119)	(1,609)	(88)
USD/NZD	06/15/2011	MSC	NZD	(1,334)	(1,013)	(41)
USD/NZD	06/15/2011	CIT	NZD	(2,065)	(1,568)	(49)

					$(51,322)	$(731)

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	04/11/2011	UBS	BRL	19,362	$11,843	$604
BRL/USD	04/11/2011	RBC	BRL	6,393	3,911	145
BRL/USD	04/11/2011	HSB	BRL	21,453	13,123	211
CLP/USD	04/11/2011	RBC	CLP	619,658	1,296	12
CLP/USD	04/11/2011	DUB	CLP	6,124,778	12,813	123
CLP/USD	04/25/2011	HSB	CLP	6,188,324	12,927	142
CNY/USD	07/07/2011	BCL	CNY	91,357	14,023	(6)
CNY/USD	07/07/2011	HSB	CNY	67,696	10,391	(3)
CNY/USD	07/07/2011	BCL	CNY	245,302	37,653	119
CNY/USD	07/07/2011	DUB	CNY	8,039	1,234	3
COP/USD	04/11/2011	DUB	COP	22,663,419	12,119	140
COP/USD	04/11/2011	BOA	COP	3,545,289	1,896	(7)
EUR/PLN	06/15/2011	DUB	PLN	(5,209)	(1,823)	(34)
EUR/PLN	06/15/2011	BCL	PLN	(13,179)	(4,612)	(85)
EUR/PLN	06/15/2011	HSB	PLN	(36,834)	(12,890)	88
EUR/USD	06/15/2011	DUB	EUR	21,883	30,967	769
EUR/USD	06/15/2011	BCL	EUR	2,308	3,266	68
EUR/USD	06/15/2011	UBS	EUR	5,542	7,843	84
EUR/USD	06/15/2011	RBC	EUR	9,159	12,961	56
HUF/EUR	06/15/2011	BOA	EUR	(4,422)	(6,258)	110
HUF/EUR	06/15/2011	HSB	EUR	(4,505)	(6,375)	99
HUF/EUR	06/15/2011	BCL	EUR	(4,518)	(6,394)	89
HUF/EUR	06/15/2011	DUB	EUR	(3,978)	(5,629)	64
IDR/USD	04/11/2011	DUB	IDR	131,615,914	15,098	730
IDR/USD	04/11/2011	RBC	IDR	34,734,945	3,985	200
IDR/USD	04/11/2011	BCL	IDR	62,795,270	7,204	371
IDR/USD	04/11/2011	RBC	IDR	22,588,498	2,591	25
IDR/USD	04/11/2011	BCL	IDR	15,044,172	1,726	10
ILS/USD	06/15/2011	CIT	ILS	22,751	6,518	59
INR/USD	04/11/2011	HSB	INR	562,520	12,597	339
INR/USD	04/11/2011	DUB	INR	815,169	18,255	573
INR/USD	04/11/2011	BOA	INR	117,857	2,639	83
INR/USD	04/11/2011	DUB	INR	283,314	6,345	151
INR/USD	04/11/2011	HSB	INR	284,093	6,362	67
INR/USD	04/11/2011	DUB	INR	283,842	6,357	62

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
INR/USD	04/28/2011	JPM	INR	575,069	$12,837	$52
INR/USD	07/14/2011	DUB	INR	293,009	6,445	53
INR/USD	07/14/2011	HSB	INR	290,772	6,396	4
JPY/USD	06/15/2011	RBC	JPY	415,566	4,998	(86)
KRW/USD	04/11/2011	HSB	KRW	8,618,625	7,854	193
KRW/USD	04/11/2011	BCL	KRW	5,194,840	4,734	137
KRW/USD	04/11/2011	HSB	KRW	13,707,588	12,491	355
KRW/USD	04/11/2011	HSB	KRW	17,037,440	15,525	313
KRW/USD	04/11/2011	DUB	KRW	6,791,947	6,189	115
KRW/USD	04/11/2011	HSB	KRW	13,708,003	12,491	103
KRW/USD	04/11/2011	BCL	KRW	7,043,481	6,418	151
KRW/USD	04/11/2011	HSB	KRW	4,325,952	3,942	95
KRW/USD	04/11/2011	MSC	KRW	1,328,792	1,211	40
KRW/USD	04/11/2011	UBS	KRW	7,113,657	6,482	90
KRW/USD	04/28/2011	RBC	KRW	14,351,163	13,064	279
KRW/USD	07/14/2011	RBS	KRW	14,217,258	12,877	287
KRW/USD	07/14/2011	CIT	KRW	7,229,352	6,548	156
MXN/USD	06/15/2011	DUB	MXN	322,628	26,942	562
MXN/USD	06/15/2011	HSB	MXN	131,837	11,009	202
MXN/USD	06/15/2011	HSB	MXN	56,214	4,694	72
MXN/USD	06/15/2011	HSB	MXN	150,222	12,545	104
MXN/USD	06/15/2011	RBC	MXN	76,413	6,381	45
MXN/USD	06/15/2011	BCL	MXN	71,825	5,998	26
MXN/USD	06/15/2011	BOA	MXN	23,768	1,985	33
MXN/USD	06/15/2011	BCL	MXN	77,448	6,468	26
MXN/USD	06/15/2011	HSB	MXN	390,550	32,614	224
MXN/USD	06/15/2011	HSB	MXN	77,476	6,470	11
MYR/USD	04/11/2011	RBC	MYR	23,535	7,767	106
MYR/USD	04/11/2011	RBC	MYR	14,154	4,671	74
MYR/USD	04/11/2011	BCL	MYR	106,965	35,300	591
MYR/USD	04/11/2011	WBC	MYR	9,548	3,151	48
MYR/USD	04/11/2011	DUB	MYR	37,742	12,456	51
MYR/USD	04/11/2011	MSC	MYR	4,701	1,551	—
MYR/USD	04/11/2011	DUB	MYR	37,040	12,224	28
MYR/USD	07/14/2011	CIT	MYR	38,345	12,572	(18)
MYR/USD	07/14/2011	BCL	MYR	38,890	12,751	(44)
MYR/USD	07/14/2011	DUB	MYR	7,520	2,466	(11)
PEN/USD	04/11/2011	HSB	PEN	2,127	758	3
PEN/USD	04/11/2011	HSB	PEN	8,515	3,034	5
PEN/USD	04/11/2011	DUB	PEN	25,205	8,980	(8)
PEN/USD	07/14/2011	CIT	PEN	8,890	3,152	(44)
PHP/USD	04/11/2011	DUB	PHP	85,585	1,971	19
PHP/USD	04/12/2011	HSB	PHP	333,407	7,679	18
PHP/USD	04/12/2011	CIT	PHP	890,749	20,516	418
PHP/USD	04/12/2011	HSB	PHP	586,597	13,510	41
PHP/USD	04/12/2011	DUB	PHP	267,619	6,164	9
PHP/USD	04/12/2011	DUB	PHP	204,293	4,705	(24)
PHP/USD	07/14/2011	DUB	PHP	546,368	12,534	(56)
PLN/EUR	06/15/2011	CIT	EUR	(34,453)	(48,756)	(351)
PLN/USD	06/15/2011	RBC	PLN	5,694	1,993	41
PLN/USD	06/15/2011	MLP	PLN	29,918	10,470	38
PLN/USD	06/15/2011	CIT	PLN	34,378	12,031	(74)
RUB/USD	04/11/2011	DUB	RUB	1,811,758	63,686	4,953
RUB/USD	04/11/2011	HSB	RUB	461,496	16,222	1,259
RUB/USD	04/11/2011	BCL	RUB	184,041	6,469	384
RUB/USD	04/11/2011	CIT	RUB	182,706	6,422	348
RUB/USD	04/11/2011	CIT	RUB	182,720	6,423	227
RUB/USD	04/11/2011	BCL	RUB	151,947	5,341	192
RUB/USD	04/11/2011	UBS	RUB	33,537	1,179	8
RUB/USD	07/14/2011	UBS	RUB	360,515	12,574	(16)
RUB/USD	07/14/2011	BCL	RUB	360,174	12,562	(128)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
SGD/USD	06/15/2011	MSC	SGD	23,716	$18,817	$276
SGD/USD	06/15/2011	HSB	SGD	15,958	12,662	72
SGD/USD	06/15/2011	CIT	SGD	15,896	12,613	23
TRY/USD	06/15/2011	RBS	TRY	60,919	38,965	1,529
TRY/USD	06/15/2011	CIT	TRY	3,115	1,993	87
TRY/USD	06/15/2011	RBC	TRY	2,503	1,601	76
TRY/USD	06/15/2011	RBC	TRY	20,024	12,808	218
TRY/USD	06/15/2011	BCL	TRY	10,152	6,493	63
TRY/USD	06/15/2011	CIT	TRY	10,132	6,480	38
TWD/USD	04/11/2011	RBC	TWD	337,987	11,495	131
TWD/USD	04/11/2011	RBC	TWD	215,008	7,313	(119)
TWD/USD	04/11/2011	HSB	TWD	140,827	4,790	23
TWD/USD	04/11/2011	BCL	TWD	140,306	4,772	22
TWD/USD	04/11/2011	HSB	TWD	235,894	8,023	32
USD/BRL	04/11/2011	RBC	BRL	(6,711)	(4,105)	(100)
USD/BRL	04/11/2011	RBC	BRL	(711)	(435)	(13)
USD/CLP	04/11/2011	HSB	CLP	(63,361)	(133)	(6)
USD/CLP	04/11/2011	DUB	CLP	(5,936,277)	(12,419)	22
USD/CLP	04/11/2011	HSB	CLP	(3,040,330)	(6,361)	(25)
USD/CLP	04/11/2011	MLP	CLP	(2,651,666)	(5,547)	(73)
USD/COP	04/11/2011	DUB	COP	(2,338,752)	(1,251)	(3)
USD/EUR	06/15/2011	RBC	EUR	(4,442)	(6,286)	1
USD/EUR	06/15/2011	WBC	EUR	(18,074)	(25,577)	(61)
USD/EUR	06/15/2011	CIT	EUR	(4,520)	(6,396)	(13)
USD/EUR	06/15/2011	RBC	EUR	(9,089)	(12,862)	(99)
USD/EUR	06/15/2011	RBC	EUR	(4,531)	(6,412)	(22)
USD/HUF	06/15/2011	HSB	HUF	(583,395)	(3,080)	(44)
USD/HUF	06/15/2011	DUB	HUF	(5,366,763)	(28,334)	(1,712)
USD/HUF	06/15/2011	RBC	HUF	(475,680)	(2,511)	(111)
USD/IDR	04/11/2011	BCL	IDR	(68,972,416)	(7,912)	(360)
USD/IDR	04/11/2011	BCL	IDR	(62,329,040)	(7,150)	(278)
USD/IDR	04/11/2011	DUB	IDR	(14,076,229)	(1,615)	(30)
USD/INR	04/11/2011	BCL	INR	(279,120)	(6,251)	(158)
USD/INR	04/11/2011	BCL	INR	(325,524)	(7,290)	(218)
USD/INR	04/11/2011	CIT	INR	(573,635)	(12,846)	(422)
USD/INR	04/11/2011	CIT	INR	(556,737)	(12,468)	(336)
USD/INR	04/11/2011	UBS	INR	(43,842)	(982)	(13)
USD/JPY	06/15/2011	HSB	JPY	(421,898)	(5,074)	77
USD/KRW	04/11/2011	DUB	KRW	(6,813,193)	(6,208)	(115)
USD/KRW	04/11/2011	RBC	KRW	(10,330,436)	(9,414)	(255)
USD/KRW	04/11/2011	HSB	KRW	(10,318,455)	(9,403)	(253)
USD/KRW	04/11/2011	BOA	KRW	(13,958,364)	(12,719)	(295)
USD/KRW	04/11/2011	UBS	KRW	(6,904,928)	(6,292)	(226)
USD/KRW	04/11/2011	DUB	KRW	(10,528,338)	(9,594)	(274)
USD/KRW	04/11/2011	BCL	KRW	(10,548,205)	(9,612)	(274)
USD/MXN	06/15/2011	DUB	MXN	(153,424)	(12,812)	(309)
USD/MXN	06/15/2011	HSB	MXN	(106,654)	(8,906)	(80)
USD/MXN	06/15/2011	BCL	MXN	(32,159)	(2,686)	(16)
USD/MXN	06/15/2011	BCL	MXN	(31,142)	(2,601)	(25)
USD/MYR	04/11/2011	DUB	MYR	(17,926)	(5,916)	(55)
USD/MYR	04/11/2011	DUB	MYR	(37,460)	(12,363)	(157)
USD/MYR	04/11/2011	BCL	MYR	(23,674)	(7,813)	(37)
USD/MYR	04/11/2011	CIT	MYR	(24,081)	(7,947)	(94)
USD/MYR	04/11/2011	BCL	MYR	(20,070)	(6,623)	(72)
USD/MYR	04/11/2011	DUB	MYR	(43,928)	(14,497)	(146)
USD/PEN	04/11/2011	DUB	PEN	(4,289)	(1,528)	20
USD/PHP	04/12/2011	BCL	PHP	(267,415)	(6,159)	(103)
USD/PHP	04/12/2011	RBC	PHP	(184,900)	(4,259)	(62)
USD/PHP	04/12/2011	BCL	PHP	(543,521)	(12,518)	(312)
USD/PHP	04/12/2011	HSB	PHP	(267,086)	(6,152)	(86)
USD/PHP	04/12/2011	BCL	PHP	(136,431)	(3,142)	(23)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/PHP	04/12/2011	DUB	PHP	(135,616)	$(3,123)	$(24)
USD/PLN	06/15/2011	BCL	PLN	(4,487)	(1,570)	(13)
USD/RUB	04/04/2011	UBS	RUB	(173,671)	(6,108)	(10)
USD/RUB	04/04/2011	RBC	RUB	(176,003)	(6,190)	4
USD/RUB	04/11/2011	BCL	RUB	(368,780)	(12,963)	(45)
USD/RUB	04/11/2011	CGM	RUB	(368,357)	(12,948)	(30)
USD/RUB	04/11/2011	HSB	RUB	(369,419)	(12,986)	(800)
USD/RUB	04/11/2011	BCL	RUB	(182,798)	(6,426)	(402)
USD/RUB	04/11/2011	HSB	RUB	(57,111)	(2,008)	(110)
USD/RUB	04/11/2011	HSB	RUB	(174,296)	(6,127)	(29)
USD/RUB	04/11/2011	CIT	RUB	(175,547)	(6,171)	23
USD/RUB	04/11/2011	BCL	RUB	(216,362)	(7,605)	(24)
USD/RUB	04/11/2011	HSB	RUB	(216,305)	(7,603)	(22)
USD/SGD	06/15/2011	HSB	SGD	(7,991)	(6,341)	(90)
USD/SGD	06/15/2011	HSB	SGD	(8,051)	(6,388)	(106)
USD/TWD	04/11/2011	HSB	TWD	(166,084)	(5,649)	149
USD/TWD	04/11/2011	DUB	TWD	(166,432)	(5,660)	137
USD/TWD	04/11/2011	RBC	TWD	(220,479)	(7,499)	181
USD/TWD	04/11/2011	HSB	TWD	(361,916)	(12,309)	96
USD/TWD	04/11/2011	DUB	TWD	(360,331)	(12,255)	(59)
USD/ZAR	06/15/2011	BCL	ZAR	(25,526)	(3,733)	(126)
USD/ZAR	06/15/2011	RBC	ZAR	(34,696)	(5,074)	(91)
USD/ZAR	06/15/2011	HSB	ZAR	(254,428)	(37,206)	(1,759)
USD/ZAR	06/15/2011	HSB	ZAR	(11,408)	(1,668)	(36)
ZAR/USD	06/15/2011	RBC	ZAR	54,211	7,927	311
ZAR/USD	06/15/2011	RBC	ZAR	10,941	1,600	44
ZAR/USD	06/15/2011	BCL	ZAR	44,024	6,438	143
ZAR/USD	06/15/2011	CIT	ZAR	44,012	6,436	141
ZAR/USD	06/15/2011	HSB	ZAR	16,513	2,415	54
ZAR/USD	06/15/2011	CIT	ZAR	44,722	6,540	148
ZAR/USD	06/15/2011	BOA	ZAR	147,174	21,522	353
ZAR/USD	06/15/2011	MSC	ZAR	114,938	16,808	121
ZAR/USD	06/15/2011	BCL	ZAR	44,544	6,514	55

					$451,052	$10,599

JNL/Ivy Asset Strategy Fund
CNY/USD	06/28/2012	CIT	CNY	184,000	$28,354	$(554)
CNY/USD	06/28/2012	CIT	CNY	1,610	248	—
CNY/USD	06/28/2012	JPM	CNY	4,600	709	—
CNY/USD	06/28/2012	CIT	CNY	1,900	293	1
CNY/USD	06/28/2012	CIT	CNY	4,490	692	2
EUR/USD	04/11/2011	CIT	EUR	9,800	13,887	543
EUR/USD	04/11/2011	CIT	EUR	13,400	18,988	796
EUR/USD	04/11/2011	CIT	EUR	10,500	14,879	606
EUR/USD	04/11/2011	CIT	EUR	4,500	6,377	292
EUR/USD	04/11/2011	CIT	EUR	1,500	2,126	106
EUR/USD	04/11/2011	CIT	EUR	5,941	8,418	221
JPY/USD	04/12/2011	DUB	JPY	56,000	673	(11)
USD/CHF	04/11/2011	DUB	CHF	(15,320)	(16,680)	(789)
USD/CHF	07/11/2011	CIT	CHF	(6,040)	(6,581)	(312)
USD/EUR	04/11/2011	CIT	EUR	(32,481)	(46,026)	(3,824)
USD/EUR	04/11/2011	CIT	EUR	(4,500)	(6,377)	(551)
USD/EUR	04/11/2011	CIT	EUR	(3,220)	(4,563)	(387)
USD/EUR	04/11/2011	CIT	EUR	(5,440)	(7,709)	(641)
USD/JPY	04/12/2011	DUB	JPY	(3,524,000)	(42,368)	(1)
USD/JPY	07/12/2011	CIT	JPY	(939,800)	(11,306)	(9)

					$(45,966)	$(4,512)

JNL/JPMorgan International Value Fund
AUD/USD	05/27/2011	SSB	AUD	52,414	$53,845	$1,811
CHF/USD	05/27/2011	SSB	CHF	12,485	13,597	258

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/JPMorgan International Value Fund (continued)
EUR/USD	05/27/2011	SSB	EUR	5,120	$7,248	$107
EUR/USD	05/27/2011	WBC	EUR	1,472	2,085	30
EUR/USD	05/27/2011	SSB	EUR	1,484	2,101	11
GBP/JPY	05/27/2011	CSI	JPY	(312,819)	(3,762)	58
GBP/USD	05/27/2011	SSB	GBP	1,201	1,926	(33)
GBP/USD	05/27/2011	SSB	GBP	1,231	1,974	(11)
HKD/USD	05/27/2011	WBC	HKD	16,095	2,070	6
JPY/USD	05/27/2011	SSB	JPY	254,453	3,060	1
JPY/USD	05/27/2011	MLP	JPY	606,926	7,299	(36)
JPY/USD	05/27/2011	SSB	JPY	189,692	2,281	(15)
NOK/USD	05/27/2011	GSC	NOK	15,949	2,875	88
SEK/USD	05/27/2011	MLP	SEK	83,732	13,228	217
SGD/USD	05/27/2011	MLP	SGD	6,984	5,541	62
USD/CAD	05/27/2011	SSB	CAD	(7,502)	(7,729)	(156)
USD/EUR	05/27/2011	BCL	EUR	(6,319)	(8,947)	(399)
USD/EUR	05/27/2011	SSB	EUR	(12,339)	(17,468)	(534)
USD/EUR	05/27/2011	WBC	EUR	(1,440)	(2,039)	(61)
USD/GBP	05/27/2011	BCL	GBP	(2,917)	(4,677)	1
USD/GBP	05/27/2011	SSB	GBP	(27,826)	(44,607)	583
USD/HKD	05/27/2011	MSC	HKD	(27,274)	(3,508)	(8)
USD/JPY	05/27/2011	MSC	JPY	(212,749)	(2,558)	3
USD/JPY	05/27/2011	WBC	JPY	(117,883)	(1,418)	80
USD/JPY	05/27/2011	UBS	JPY	(323,075)	(3,885)	97

					$18,532	$2,160

JNL/Mellon Capital Management Global Alpha Fund
AUD/USD	06/15/2011	BOA	AUD	38,362	$39,315	$949
AUD/USD	06/15/2011	HSB	AUD	38,800	39,764	1,053
AUD/USD	06/15/2011	BCL	AUD	1,789	1,833	24
AUD/USD	06/15/2011	UBS	AUD	596	611	8
AUD/USD	06/15/2011	UBS	AUD	1,789	1,833	23
AUD/USD	06/15/2011	HSB	AUD	2,385	2,444	38
AUD/USD	06/15/2011	DUB	AUD	3,578	3,666	47
AUD/USD	06/15/2011	RBS	AUD	1,789	1,833	25
CAD/USD	06/15/2011	RBS	CAD	5,873	6,047	32
CAD/USD	06/15/2011	BOA	CAD	6,575	6,771	18
CAD/USD	06/15/2011	RBS	CAD	10,430	10,740	1
CAD/USD	06/15/2011	BOA	CAD	770	793	8
CAD/USD	06/15/2011	UBS	CAD	75	78	—
CAD/USD	06/15/2011	BCL	CAD	374	385	2
CAD/USD	06/15/2011	HSB	CAD	299	308	2
CAD/USD	06/15/2011	BOA	CAD	448	462	3
CAD/USD	06/15/2011	DUB	CAD	298	307	2
CHF/USD	06/15/2011	BCL	CHF	8,468	9,224	173
CHF/USD	06/15/2011	UBS	CHF	11,194	12,194	119
CHF/USD	06/15/2011	UBS	CHF	1,028	1,119	6
CHF/USD	06/15/2011	BCL	CHF	1,000	1,089	9
CHF/USD	06/15/2011	BOA	CHF	1,254	1,366	12
CHF/USD	06/15/2011	DUB	CHF	1,009	1,100	8
CHF/USD	06/15/2011	UBS	CHF	7,275	7,925	(24)
CHF/USD	06/15/2011	DUB	CHF	2,527	2,753	(58)
CHF/USD	06/15/2011	BCL	CHF	2,527	2,753	(57)
CHF/USD	06/15/2011	RBS	CHF	2,527	2,753	(53)
CHF/USD	06/15/2011	HSB	CHF	5,054	5,506	(97)
EUR/USD	06/15/2011	UBS	EUR	18,670	26,421	532
EUR/USD	06/15/2011	BOA	EUR	3,201	4,530	67
EUR/USD	06/15/2011	BCL	EUR	2,551	3,610	54
EUR/USD	06/15/2011	UBS	EUR	2,623	3,712	46
EUR/USD	06/15/2011	DUB	EUR	2,576	3,645	51
EUR/USD	06/15/2011	UBS	EUR	16,020	22,671	271
EUR/USD	06/15/2011	BOA	EUR	7,266	10,282	(5)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
EUR/USD	06/15/2011	RBS	EUR	2,906	$4,113	$(6)
EUR/USD	06/15/2011	HSB	EUR	2,180	3,085	1
EUR/USD	06/15/2011	BCL	EUR	2,180	3,085	—
EUR/USD	06/15/2011	BOA	EUR	13,633	19,293	(33)
EUR/USD	06/15/2011	UBS	EUR	1,645	2,328	(5)
EUR/USD	06/15/2011	RBS	EUR	1,645	2,328	(4)
EUR/USD	06/15/2011	DUB	EUR	3,291	4,657	(8)
EUR/USD	06/15/2011	UBS	EUR	548	776	(1)
EUR/USD	06/15/2011	HSB	EUR	2,194	3,105	(1)
EUR/USD	06/15/2011	BCL	EUR	1,645	2,328	(4)
EUR/USD	06/15/2011	BCL	EUR	2,951	4,176	20
EUR/USD	06/15/2011	UBS	EUR	596	844	4
EUR/USD	06/15/2011	HSB	EUR	2,361	3,341	17
EUR/USD	06/15/2011	BOA	EUR	3,542	5,012	23
EUR/USD	06/15/2011	DUB	EUR	2,355	3,333	19
GBP/USD	06/15/2011	RBS	GBP	15,111	24,217	(159)
GBP/USD	06/15/2011	UBS	GBP	2,726	4,368	(43)
GBP/USD	06/15/2011	HSB	GBP	3,818	6,119	(37)
GBP/USD	06/15/2011	DUB	GBP	1,909	3,060	(17)
GBP/USD	06/15/2011	RBS	GBP	1,909	3,060	5
GBP/USD	06/15/2011	BCL	GBP	1,909	3,060	5
GBP/USD	06/15/2011	BOA	GBP	3,041	4,874	(101)
JPY/USD	06/15/2011	BCL	JPY	23,342	281	(15)
JPY/USD	06/15/2011	HSB	JPY	46,684	562	(32)
JPY/USD	06/15/2011	DUB	JPY	23,342	281	(16)
JPY/USD	06/15/2011	RBS	JPY	23,342	281	(14)
JPY/USD	06/15/2011	BOA	JPY	117,164	1,409	(39)
JPY/USD	06/15/2011	UBS	JPY	17,490	210	(6)
JPY/USD	06/15/2011	HSB	JPY	23,319	280	(8)
JPY/USD	06/15/2011	DUB	JPY	34,979	421	(12)
JPY/USD	06/15/2011	UBS	JPY	5,830	70	(2)
JPY/USD	06/15/2011	RBS	JPY	17,490	210	(6)
JPY/USD	06/15/2011	BCL	JPY	17,490	210	(6)
NOK/USD	06/15/2011	BOA	NOK	8,507	1,532	14
NOK/USD	06/15/2011	BCL	NOK	3,065	552	1
NOK/USD	06/15/2011	DUB	NOK	6,129	1,104	4
NOK/USD	06/15/2011	RBS	NOK	3,065	552	3
NOK/USD	06/15/2011	HSB	NOK	4,086	736	4
NOK/USD	06/15/2011	UBS	NOK	1,022	184	1
NOK/USD	06/15/2011	UBS	NOK	3,065	552	1
NZD/USD	06/15/2011	RBS	NZD	761	578	21
NZD/USD	06/15/2011	BCL	NZD	571	433	16
NZD/USD	06/15/2011	BOA	NZD	1,902	1,444	58
NZD/USD	06/15/2011	HSB	NZD	571	433	16
NZD/USD	06/15/2011	BCL	NZD	1,446	1,098	13
NZD/USD	06/15/2011	UBS	NZD	292	222	2
NZD/USD	06/15/2011	HSB	NZD	1,157	878	10
NZD/USD	06/15/2011	DUB	NZD	1,154	876	12
NZD/USD	06/15/2011	BOA	NZD	1,735	1,317	15
SEK/USD	06/15/2011	UBS	SEK	100,312	15,831	72
SEK/USD	06/15/2011	BOA	SEK	135,311	21,355	163
SEK/USD	06/15/2011	HSB	SEK	32,108	5,067	34
SEK/USD	06/15/2011	DUB	SEK	157,879	24,917	112
SEK/USD	06/15/2011	BCL	SEK	1,037	164	1
SEK/USD	06/15/2011	DUB	SEK	1,047	165	1
SEK/USD	06/15/2011	BOA	SEK	1,302	205	1
SEK/USD	06/15/2011	UBS	SEK	1,066	168	1
SEK/USD	06/15/2011	UBS	SEK	1,766	279	4
USD/AUD	06/15/2011	DUB	AUD	(77)	(79)	(2)
USD/AUD	06/15/2011	BCL	AUD	(77)	(79)	(2)
USD/AUD	06/15/2011	UBS	AUD	(79)	(81)	(2)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/AUD	06/15/2011	BOA	AUD	(96)	$(99)	$(3)
USD/AUD	06/15/2011	UBS	AUD	(17,522)	(17,958)	(778)
USD/AUD	06/15/2011	RBS	AUD	(153)	(156)	(8)
USD/AUD	06/15/2011	DUB	AUD	(153)	(156)	(8)
USD/AUD	06/15/2011	BCL	AUD	(153)	(156)	(8)
USD/AUD	06/15/2011	HSB	AUD	(305)	(313)	(16)
USD/AUD	06/15/2011	HSB	AUD	(50)	(51)	(1)
USD/AUD	06/15/2011	BCL	AUD	(50)	(51)	(1)
USD/AUD	06/15/2011	BOA	AUD	(168)	(172)	(6)
USD/AUD	06/15/2011	RBS	AUD	(67)	(69)	(2)
USD/AUD	06/15/2011	BOA	AUD	(13,990)	(14,338)	(352)
USD/AUD	06/15/2011	UBS	AUD	(183)	(187)	(1)
USD/AUD	06/15/2011	HSB	AUD	(725)	(743)	(5)
USD/AUD	06/15/2011	BOA	AUD	(1,087)	(1,114)	(7)
USD/AUD	06/15/2011	BCL	AUD	(906)	(928)	(6)
USD/AUD	06/15/2011	DUB	AUD	(723)	(741)	(5)
USD/CAD	06/15/2011	BCL	CAD	(113)	(117)	(1)
USD/CAD	06/15/2011	UBS	CAD	(117)	(120)	(1)
USD/CAD	06/15/2011	DUB	CAD	(115)	(118)	(1)
USD/CAD	06/15/2011	BOA	CAD	(142)	(147)	(1)
USD/CAD	06/15/2011	UBS	CAD	(15,398)	(15,856)	(236)
USD/CAD	06/15/2011	HSB	CAD	(1,042)	(1,073)	(19)
USD/CAD	06/15/2011	DUB	CAD	(521)	(537)	(10)
USD/CAD	06/15/2011	RBS	CAD	(521)	(537)	(13)
USD/CAD	06/15/2011	BCL	CAD	(521)	(537)	(12)
USD/CAD	06/15/2011	RBS	CAD	(292)	(301)	(2)
USD/CAD	06/15/2011	BCL	CAD	(219)	(226)	(2)
USD/CAD	06/15/2011	HSB	CAD	(219)	(226)	(2)
USD/CAD	06/15/2011	BOA	CAD	(731)	(753)	(11)
USD/CAD	06/15/2011	UBS	CAD	(354)	(365)	(2)
USD/CAD	06/15/2011	BCL	CAD	(354)	(365)	(3)
USD/CAD	06/15/2011	RBS	CAD	(354)	(365)	(2)
USD/CAD	06/15/2011	HSB	CAD	(473)	(487)	(3)
USD/CAD	06/15/2011	DUB	CAD	(709)	(730)	(4)
USD/CAD	06/15/2011	UBS	CAD	(118)	(122)	(1)
USD/CHF	06/15/2011	BCL	CHF	(294)	(321)	5
USD/CHF	06/15/2011	HSB	CHF	(294)	(321)	4
USD/CHF	06/15/2011	RBS	CHF	(393)	(428)	7
USD/CHF	06/15/2011	BOA	CHF	(982)	(1,069)	17
USD/CHF	06/15/2011	BOA	CHF	(3,869)	(4,214)	69
USD/CHF	06/15/2011	UBS	CHF	(1,342)	(1,461)	20
USD/CHF	06/15/2011	RBS	CHF	(1,342)	(1,461)	23
USD/CHF	06/15/2011	DUB	CHF	(2,683)	(2,923)	43
USD/CHF	06/15/2011	HSB	CHF	(1,789)	(1,949)	31
USD/CHF	06/15/2011	BCL	CHF	(1,342)	(1,461)	20
USD/CHF	06/15/2011	UBS	CHF	(447)	(487)	6
USD/CHF	06/15/2011	BCL	CHF	(664)	(724)	1
USD/CHF	06/15/2011	UBS	CHF	(134)	(146)	—
USD/CHF	06/15/2011	HSB	CHF	(531)	(579)	—
USD/CHF	06/15/2011	BOA	CHF	(797)	(868)	2
USD/CHF	06/15/2011	DUB	CHF	(530)	(577)	1
USD/EUR	06/15/2011	DUB	EUR	(2,270)	(3,213)	(37)
USD/EUR	06/15/2011	HSB	EUR	(4,541)	(6,426)	(77)
USD/EUR	06/15/2011	BCL	EUR	(2,270)	(3,213)	(56)
USD/EUR	06/15/2011	RBS	EUR	(2,270)	(3,213)	(58)
USD/GBP	06/15/2011	BCL	GBP	(1,677)	(2,687)	11
USD/GBP	06/15/2011	BOA	GBP	(2,104)	(3,372)	16
USD/GBP	06/15/2011	UBS	GBP	(1,724)	(2,763)	22
USD/GBP	06/15/2011	DUB	GBP	(1,693)	(2,714)	14
USD/GBP	06/15/2011	UBS	GBP	(10,414)	(16,689)	37
USD/GBP	06/15/2011	BCL	GBP	(1,193)	(1,912)	26

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/GBP	06/15/2011	BOA	GBP	(3,976)	$(6,372)	$70
USD/GBP	06/15/2011	RBS	GBP	(1,590)	(2,549)	38
USD/GBP	06/15/2011	HSB	GBP	(1,193)	(1,912)	27
USD/GBP	06/15/2011	UBS	GBP	(1,553)	(2,488)	18
USD/GBP	06/15/2011	UBS	GBP	(518)	(829)	4
USD/GBP	06/15/2011	HSB	GBP	(2,070)	(3,318)	30
USD/GBP	06/15/2011	DUB	GBP	(3,105)	(4,977)	44
USD/GBP	06/15/2011	BCL	GBP	(1,553)	(2,488)	14
USD/GBP	06/15/2011	RBS	GBP	(1,553)	(2,488)	22
USD/GBP	06/15/2011	HSB	GBP	(1,099)	(1,762)	(2)
USD/GBP	06/15/2011	BCL	GBP	(1,374)	(2,202)	(3)
USD/GBP	06/15/2011	DUB	GBP	(1,097)	(1,757)	(5)
USD/GBP	06/15/2011	UBS	GBP	(278)	(445)	(1)
USD/GBP	06/15/2011	BOA	GBP	(1,649)	(2,643)	(1)
USD/JPY	06/15/2011	UBS	JPY	(6,720)	(81)	—
USD/JPY	06/15/2011	BCL	JPY	(173,007)	(2,081)	35
USD/JPY	06/15/2011	BOA	JPY	(217,070)	(2,611)	45
USD/JPY	06/15/2011	UBS	JPY	(177,859)	(2,139)	41
USD/JPY	06/15/2011	DUB	JPY	(174,691)	(2,101)	36
USD/JPY	06/15/2011	UBS	JPY	(793,548)	(9,545)	286
USD/JPY	06/15/2011	HSB	JPY	(124,072)	(1,492)	35
USD/JPY	06/15/2011	BCL	JPY	(124,072)	(1,492)	36
USD/JPY	06/15/2011	RBS	JPY	(165,429)	(1,990)	54
USD/JPY	06/15/2011	BOA	JPY	(413,573)	(4,974)	139
USD/JPY	06/15/2011	HSB	JPY	(65,113)	(783)	14
USD/JPY	06/15/2011	UBS	JPY	(16,441)	(198)	4
USD/JPY	06/15/2011	DUB	JPY	(64,951)	(781)	14
USD/JPY	06/15/2011	BCL	JPY	(81,392)	(979)	18
USD/JPY	06/15/2011	BOA	JPY	(97,670)	(1,175)	21
USD/NOK	06/15/2011	UBS	NOK	(164,961)	(29,709)	(147)
USD/NOK	06/15/2011	BCL	NOK	(95,235)	(17,151)	(192)
USD/NOK	06/15/2011	HSB	NOK	(89,715)	(16,157)	(148)
USD/NOK	06/15/2011	BCL	NOK	(7,520)	(1,354)	(21)
USD/NOK	06/15/2011	DUB	NOK	(7,593)	(1,367)	(20)
USD/NOK	06/15/2011	UBS	NOK	(7,731)	(1,392)	(20)
USD/NOK	06/15/2011	BOA	NOK	(9,435)	(1,699)	(27)
USD/NOK	06/15/2011	UBS	NOK	(9,978)	(1,797)	(44)
USD/NOK	06/15/2011	HSB	NOK	(12,668)	(2,282)	(44)
USD/NOK	06/15/2011	BCL	NOK	(6,334)	(1,141)	(29)
USD/NOK	06/15/2011	DUB	NOK	(6,334)	(1,141)	(23)
USD/NOK	06/15/2011	RBS	NOK	(6,334)	(1,141)	(30)
USD/NOK	06/15/2011	BOA	NOK	(7,664)	(1,380)	(7)
USD/NOK	06/15/2011	BCL	NOK	(2,299)	(414)	(3)
USD/NOK	06/15/2011	HSB	NOK	(2,299)	(414)	(3)
USD/NOK	06/15/2011	RBS	NOK	(3,065)	(552)	(4)
USD/NOK	06/15/2011	HSB	NOK	(523)	(94)	(1)
USD/NOK	06/15/2011	UBS	NOK	(132)	(24)	—
USD/NOK	06/15/2011	BCL	NOK	(654)	(118)	(1)
USD/NOK	06/15/2011	DUB	NOK	(521)	(94)	(1)
USD/NOK	06/15/2011	BOA	NOK	(784)	(141)	(2)
USD/NZD	06/15/2011	UBS	NZD	(14,879)	(11,298)	(409)
USD/NZD	06/15/2011	DUB	NZD	(4,793)	(3,639)	(113)
USD/NZD	06/15/2011	RBS	NZD	(33,046)	(25,092)	(800)
USD/NZD	06/15/2011	BOA	NZD	(16,282)	(12,362)	(406)
USD/NZD	06/15/2011	BCL	NZD	(1,512)	(1,148)	(40)
USD/NZD	06/15/2011	UBS	NZD	(1,554)	(1,180)	(38)
USD/NZD	06/15/2011	DUB	NZD	(1,527)	(1,159)	(40)
USD/NZD	06/15/2011	BOA	NZD	(1,897)	(1,440)	(50)
USD/NZD	06/15/2011	UBS	NZD	(3,352)	(2,545)	(105)
USD/NZD	06/15/2011	BCL	NZD	(1,664)	(1,264)	(68)
USD/NZD	06/15/2011	RBS	NZD	(1,664)	(1,264)	(69)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/NZD	06/15/2011	HSB	NZD	(3,329)	$(2,528)	$(145)
USD/NZD	06/15/2011	DUB	NZD	(1,664)	(1,264)	(69)
USD/NZD	06/15/2011	UBS	NZD	(361)	(274)	(4)
USD/NZD	06/15/2011	BCL	NZD	(361)	(274)	(5)
USD/NZD	06/15/2011	DUB	NZD	(722)	(548)	(9)
USD/NZD	06/15/2011	UBS	NZD	(120)	(91)	(2)
USD/NZD	06/15/2011	HSB	NZD	(481)	(365)	(6)
USD/NZD	06/15/2011	RBS	NZD	(361)	(274)	(5)
USD/SEK	06/15/2011	BCL	SEK	(3,867)	(610)	4
USD/SEK	06/15/2011	BOA	SEK	(12,891)	(2,034)	16
USD/SEK	06/15/2011	HSB	SEK	(3,867)	(610)	2
USD/SEK	06/15/2011	RBS	SEK	(5,156)	(814)	4
USD/SEK	06/15/2011	BOA	SEK	(43,682)	(6,894)	(6)
USD/SEK	06/15/2011	BCL	SEK	(3,234)	(510)	1
USD/SEK	06/15/2011	RBS	SEK	(3,234)	(510)	—
USD/SEK	06/15/2011	UBS	SEK	(1,078)	(170)	—
USD/SEK	06/15/2011	UBS	SEK	(3,234)	(510)	—
USD/SEK	06/15/2011	DUB	SEK	(6,468)	(1,021)	—
USD/SEK	06/15/2011	HSB	SEK	(4,312)	(681)	—
USD/SEK	06/15/2011	UBS	SEK	(1,536)	(242)	(2)
USD/SEK	06/15/2011	HSB	SEK	(6,082)	(960)	(9)
USD/SEK	06/15/2011	BCL	SEK	(7,603)	(1,200)	(12)
USD/SEK	06/15/2011	BOA	SEK	(9,123)	(1,440)	(13)
USD/SEK	06/15/2011	DUB	SEK	(6,067)	(957)	(11)

					$74,232	$(147)

JNL/Mellon Capital Management International Index Fund
AUD/USD	06/15/2011	CCI	AUD	3,565	$3,654	$104
AUD/USD	06/15/2011	CCI	AUD	119	122	4
AUD/USD	06/15/2011	CCI	AUD	232	238	12
AUD/USD	06/15/2011	CCI	AUD	573	587	32
AUD/USD	06/15/2011	CCI	AUD	342	350	14
AUD/USD	06/15/2011	CSI	AUD	117	119	3
AUD/USD	06/15/2011	CSI	AUD	334	342	8
AUD/USD	06/15/2011	CSI	AUD	234	240	6
AUD/USD	06/15/2011	CSI	AUD	236	242	3
AUD/USD	06/15/2011	CCI	AUD	238	244	3
AUD/USD	06/15/2011	CSI	AUD	120	123	—
EUR/USD	06/15/2011	CCI	EUR	6,513	9,217	168
EUR/USD	06/15/2011	JPM	EUR	3,364	4,761	92
EUR/USD	06/15/2011	CCI	EUR	264	374	9
EUR/USD	06/15/2011	CSI	EUR	260	368	6
EUR/USD	06/15/2011	CCI	EUR	685	969	19
EUR/USD	06/15/2011	CCI	EUR	1,405	1,988	22
EUR/USD	06/15/2011	CCI	EUR	569	805	2
EUR/USD	06/15/2011	CCI	EUR	109	154	—
EUR/USD	06/15/2011	CSI	EUR	445	629	(2)
EUR/USD	06/15/2011	CSI	EUR	417	590	1
EUR/USD	06/15/2011	CSI	EUR	334	473	2
EUR/USD	06/15/2011	CSI	EUR	199	281	1
EUR/USD	06/15/2011	CCI	EUR	341	482	3
EUR/USD	06/15/2011	CCI	EUR	653	923	7
EUR/USD	06/15/2011	CSI	EUR	199	281	2
GBP/USD	06/15/2011	DUB	GBP	6,206	9,947	(98)
GBP/USD	06/15/2011	CCI	GBP	119	190	(1)
GBP/USD	06/15/2011	CSI	GBP	175	280	(1)
GBP/USD	06/15/2011	CCI	GBP	462	740	1
GBP/USD	06/15/2011	CCI	GBP	947	1,517	(8)
GBP/USD	06/15/2011	CCI	GBP	452	724	(6)
GBP/USD	06/15/2011	CCI	GBP	57	91	(1)
GBP/USD	06/15/2011	CSI	GBP	344	552	(11)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management International Index Fund (continued)
GBP/USD	06/15/2011	CSI	GBP	287	$459	$(6)
GBP/USD	06/15/2011	CSI	GBP	860	1,377	(17)
GBP/USD	06/15/2011	CSI	GBP	230	368	(3)
GBP/USD	06/15/2011	CSI	GBP	234	375	(1)
GBP/USD	06/15/2011	CCI	GBP	176	282	—
GBP/USD	06/15/2011	CCI	GBP	527	845	4
GBP/USD	06/15/2011	CSI	GBP	118	189	—
JPY/USD	06/15/2011	DUB	JPY	908,862	10,932	(69)
JPY/USD	06/15/2011	CCI	JPY	18,730	225	(1)
JPY/USD	06/15/2011	CSI	JPY	27,210	327	(5)
JPY/USD	06/15/2011	CCI	JPY	82,700	995	(29)
JPY/USD	06/15/2011	CCI	JPY	112,140	1,349	(61)
JPY/USD	06/15/2011	CCI	JPY	57,505	692	(18)
JPY/USD	06/15/2011	CSI	JPY	49,290	593	(16)
JPY/USD	06/15/2011	CSI	JPY	17,250	207	(6)
JPY/USD	06/15/2011	CSI	JPY	42,625	513	(14)
JPY/USD	06/15/2011	CSI	JPY	25,365	305	(8)
JPY/USD	06/15/2011	CCI	JPY	16,980	204	(4)
JPY/USD	06/15/2011	CCI	JPY	76,635	922	(10)
JPY/USD	06/15/2011	CSI	JPY	17,080	205	—
USD/AUD	06/15/2011	CCI	AUD	(3,079)	(3,155)	(82)
USD/AUD	06/15/2011	CSI	AUD	(342)	(350)	(15)
USD/AUD	06/15/2011	CSI	AUD	(688)	(705)	(36)
USD/EUR	06/15/2011	CCI	EUR	(7,820)	(11,067)	(207)
USD/EUR	06/15/2011	CCI	EUR	(320)	(453)	(12)
USD/EUR	06/15/2011	CSI	EUR	(896)	(1,268)	(21)
USD/EUR	06/15/2011	CSI	EUR	(1,591)	(2,251)	(28)
USD/GBP	06/15/2011	CCI	GBP	(5,561)	(8,912)	89
USD/GBP	06/15/2011	CCI	GBP	(175)	(281)	(1)
USD/GBP	06/15/2011	CSI	GBP	(678)	(1,087)	3
USD/GBP	06/15/2011	CSI	GBP	(1,114)	(1,785)	8
USD/JPY	06/15/2011	CCI	JPY	(659,716)	(7,935)	57
USD/JPY	06/15/2011	CCI	JPY	(27,645)	(333)	4
USD/JPY	06/15/2011	CSI	JPY	(76,900)	(925)	29
USD/JPY	06/15/2011	CSI	JPY	(144,180)	(1,734)	98
USD/JPY	06/15/2011	CSI	JPY	(92,750)	(1,116)	31

					$20,604	$49

JNL/PIMCO Real Return Fund
BRL/USD	04/04/2011	MSC	BRL	13,709	$8,397	$268
BRL/USD	06/02/2011	CIT	BRL	13,709	8,290	197
CAD/USD	06/20/2011	JPM	CAD	16,093	16,570	99
CNY/USD	11/15/2011	JPM	CNY	26,142	4,028	(42)
CNY/USD	02/13/2012	DUB	CNY	26,791	4,129	(8)
IDR/USD	10/31/2011	CIT	IDR	18,745,600	2,086	66
IDR/USD	10/31/2011	CIT	IDR	11,555,200	1,286	30
INR/USD	08/12/2011	DUB	INR	90,400	1,978	44
INR/USD	08/12/2011	MSC	INR	186,200	4,075	121
INR/USD	08/12/2011	MSC	INR	480,909	10,524	278
KRW/USD	05/09/2011	CIT	KRW	823,805	749	19
KRW/USD	05/09/2011	DUB	KRW	1,655,220	1,506	36
KRW/USD	05/09/2011	CIT	KRW	2,441,930	2,221	66
KRW/USD	05/09/2011	CIT	KRW	1,711,000	1,556	31
KRW/USD	05/09/2011	CIT	KRW	455,000	414	14
KRW/USD	05/09/2011	DUB	KRW	681,900	620	20
KRW/USD	05/09/2011	UBS	KRW	227,640	207	7
KRW/USD	05/09/2011	CIT	KRW	2,477,200	2,253	60
KRW/USD	05/09/2011	JPM	KRW	2,783,400	2,532	78
KRW/USD	05/09/2011	CIT	KRW	2,682,857	2,441	45
KRW/USD	05/09/2011	JPM	KRW	8,679,060	7,895	401
MXN/USD	07/07/2011	MSC	MXN	22,003	1,834	14

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)
MXN/USD	07/07/2011	MSC	MXN	8,217	$685	$5
MYR/USD	05/11/2011	CIT	MYR	16,997	5,598	74
PHP/USD	06/15/2011	CIT	PHP	21,940	504	5
PHP/USD	06/15/2011	CIT	PHP	23,300	535	5
PHP/USD	06/15/2011	DUB	PHP	10,603	244	4
PHP/USD	06/15/2011	CIT	PHP	42,461	975	15
PHP/USD	06/15/2011	JPM	PHP	22,628	520	4
PHP/USD	06/15/2011	DUB	PHP	110,386	2,535	18
PHP/USD	06/15/2011	CIT	PHP	87,500	2,010	10
PHP/USD	11/15/2011	CIT	PHP	71,700	1,639	22
PHP/USD	11/15/2011	CIT	PHP	47,268	1,081	29
PHP/USD	11/15/2011	JPM	PHP	90,678	2,073	55
SGD/USD	06/09/2011	BOA	SGD	6,257	4,964	76
SGD/USD	09/09/2011	CIT	SGD	500	397	5
SGD/USD	09/09/2011	JPM	SGD	600	476	7
SGD/USD	09/09/2011	CIT	SGD	600	476	7
SGD/USD	09/09/2011	JPM	SGD	300	238	4
SGD/USD	09/09/2011	JPM	SGD	1,142	906	10
SGD/USD	09/09/2011	DUB	SGD	900	714	9
USD/AUD	04/29/2011	DUB	AUD	(4,877)	(5,029)	(261)
USD/BRL	04/04/2011	CIT	BRL	(13,709)	(8,397)	(193)
USD/EUR	04/19/2011	UBS	EUR	(26,065)	(36,929)	(1,791)
USD/EUR	04/19/2011	JPM	EUR	(9,564)	(13,550)	(594)
USD/EUR	04/19/2011	DUB	EUR	(1,979)	(2,804)	(94)
USD/EUR	04/19/2011	DUB	EUR	(2,364)	(3,349)	(100)
USD/EUR	04/19/2011	BOA	EUR	(1,118)	(1,584)	(35)
USD/EUR	04/19/2011	MSC	EUR	(4,750)	(6,730)	(125)
USD/EUR	04/19/2011	DUB	EUR	(3,891)	(5,513)	(104)
USD/EUR	04/19/2011	JPM	EUR	(2,696)	(3,820)	(80)
USD/EUR	04/19/2011	CIT	EUR	(3,148)	(4,460)	(50)
USD/EUR	04/19/2011	MSC	EUR	(15,334)	(21,725)	(52)
USD/EUR	04/19/2011	DUB	EUR	(11,318)	(16,035)	9
USD/GBP	06/13/2011	BOA	GBP	(1,221)	(1,957)	3
USD/JPY	04/14/2011	CIT	JPY	(183,846)	(2,210)	119
USD/JPY	04/27/2011	CIT	JPY	(6,710,000)	(80,679)	1,150

					$(102,610)	$10

JNL/PIMCO Total Return Bond Fund
AUD/USD	04/29/2011	UBS	AUD	9,784	$10,089	$529
BRL/USD	04/04/2011	MSC	BRL	83,706	51,270	1,634
BRL/USD	07/05/2011	MSC	BRL	83,706	50,255	1,062
BRL/USD	09/02/2011	BOA	BRL	1,303	771	71
BRL/USD	09/02/2011	MSC	BRL	1,302	771	71
CAD/USD	06/20/2011	JPM	CAD	29,937	30,824	184
CAD/USD	06/20/2011	CSI	CAD	3,467	3,570	64
CNY/USD	11/15/2011	JPM	CNY	22,631	3,487	(30)
CNY/USD	11/15/2011	CIT	CNY	115,099	17,737	(69)
EUR/USD	04/19/2011	DUB	EUR	438	621	9
EUR/USD	04/19/2011	UBS	EUR	1,926	2,729	55
EUR/USD	04/19/2011	JPM	EUR	74	105	—
EUR/USD	04/19/2011	DUB	EUR	1,201	1,702	(1)
EUR/USD	04/19/2011	UBS	EUR	1,400	1,984	13
IDR/USD	04/15/2011	MSC	IDR	9,090,000	1,042	42
IDR/USD	04/15/2011	JPM	IDR	25,844,000	2,963	163
IDR/USD	04/15/2011	JPM	IDR	4,420,000	507	7
IDR/USD	04/15/2011	JPM	IDR	1,767,000	203	3
IDR/USD	04/15/2011	JPM	IDR	5,258,400	603	3
IDR/USD	07/27/2011	JPM	IDR	60,433,400	6,805	221
IDR/USD	07/27/2011	BNP	IDR	23,625,000	2,660	160
IDR/USD	01/31/2012	BOA	IDR	46,379,400	5,162	47
INR/USD	05/09/2011	BOA	INR	46,450	1,035	35

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
INR/USD	05/09/2011	JPM	INR	168,696	$3,758	$136
INR/USD	05/09/2011	JPM	INR	46,540	1,037	37
INR/USD	05/09/2011	MSC	INR	46,070	1,026	26
INR/USD	05/09/2011	MSC	INR	46,160	1,028	28
INR/USD	05/09/2011	MSC	INR	95,445	2,126	26
INR/USD	08/12/2011	CIT	INR	170,049	3,721	91
KRW/USD	05/09/2011	CIT	KRW	787,000	716	14
KRW/USD	05/09/2011	MSC	KRW	1,010,817	920	20
KRW/USD	05/09/2011	MSC	KRW	1,009,017	918	18
KRW/USD	05/09/2011	CIT	KRW	1,139,100	1,036	28
KRW/USD	05/09/2011	JPM	KRW	1,280,000	1,164	36
KRW/USD	05/09/2011	CIT	KRW	1,233,773	1,122	21
KRW/USD	05/09/2011	CIT	KRW	448,800	408	8
KRW/USD	05/09/2011	JPM	KRW	446,560	406	6
KRW/USD	05/09/2011	CIT	KRW	447,520	407	7
KRW/USD	05/09/2011	JPM	KRW	445,240	405	5
KRW/USD	05/09/2011	JPM	KRW	449,080	409	9
KRW/USD	05/09/2011	CIT	KRW	447,400	407	7
KRW/USD	05/09/2011	CIT	KRW	445,040	405	5
KRW/USD	05/09/2011	CIT	KRW	450,000	409	9
KRW/USD	05/09/2011	BOA	KRW	569,150	518	18
KRW/USD	05/09/2011	JPM	KRW	568,250	517	17
KRW/USD	05/09/2011	JPM	KRW	914,080	832	32
KRW/USD	05/09/2011	JPM	KRW	454,400	413	13
KRW/USD	05/09/2011	JPM	KRW	340,110	309	9
KRW/USD	05/09/2011	CIT	KRW	342,060	311	11
KRW/USD	05/09/2011	JPM	KRW	463,880	422	22
KRW/USD	05/09/2011	JPM	KRW	11,629,523	10,579	538
KRW/USD	05/09/2011	UBS	KRW	464,600	423	23
KRW/USD	05/09/2011	MSC	KRW	564,625	514	14
KRW/USD	05/09/2011	MSC	KRW	564,350	513	13
KRW/USD	05/09/2011	JPM	KRW	113,200	103	3
KRW/USD	05/09/2011	MSC	KRW	451,260	410	11
KRW/USD	05/09/2011	MSC	KRW	224,800	204	4
KRW/USD	05/09/2011	MSC	KRW	334,050	304	4
KRW/USD	05/09/2011	JPM	KRW	1,129,000	1,027	27
KRW/USD	05/09/2011	MSC	KRW	224,500	204	4
KRW/USD	05/09/2011	MSC	KRW	448,240	408	8
KRW/USD	05/09/2011	MSC	KRW	790,510	719	19
KRW/USD	05/09/2011	MSC	KRW	677,520	616	16
KRW/USD	05/09/2011	MSC	KRW	225,800	205	5
KRW/USD	05/09/2011	MSC	KRW	672,690	612	12
KRW/USD	05/09/2011	MSC	KRW	1,344,720	1,223	23
KRW/USD	08/12/2011	MSC	KRW	338,220	306	5
KRW/USD	08/12/2011	CIT	KRW	1,352,400	1,223	23
MXN/USD	07/07/2011	DUB	MXN	7,421	619	19
MXN/USD	07/07/2011	CIT	MXN	386,144	32,186	382
MXN/USD	07/07/2011	MSC	MXN	9,779	815	15
MXN/USD	07/07/2011	MSC	MXN	9,777	815	15
MXN/USD	07/07/2011	CIT	MXN	12,137	1,012	12
MXN/USD	07/07/2011	UBS	MXN	9,774	815	15
MXN/USD	07/07/2011	CIT	MXN	1,308	109	3
MXN/USD	07/07/2011	UBS	MXN	15,935	1,328	28
MXN/USD	07/07/2011	JPM	MXN	29,182	2,432	32
MYR/USD	08/11/2011	CIT	MYR	2,420	792	10
MYR/USD	08/11/2011	CIT	MYR	1,700	556	5
MYR/USD	08/11/2011	JPM	MYR	1,700	556	5
MYR/USD	08/11/2011	CIT	MYR	3,100	1,014	9
MYR/USD	08/11/2011	CIT	MYR	3,000	982	7
MYR/USD	08/11/2011	MSC	MYR	3,425	1,121	7
NOK/USD	05/05/2011	JPM	NOK	5,593	1,010	13

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
PHP/USD	04/15/2011	CIT	PHP	21,375	$492	$(8)
PHP/USD	04/15/2011	JPM	PHP	21,340	491	(9)
PHP/USD	04/15/2011	JPM	PHP	26,250	604	5
PHP/USD	04/15/2011	CIT	PHP	26,166	603	3
PHP/USD	04/15/2011	BOA	PHP	22,000	507	7
PHP/USD	06/15/2011	CIT	PHP	18,760	431	4
PHP/USD	06/15/2011	CIT	PHP	19,900	457	4
PHP/USD	06/15/2011	JPM	PHP	19,354	445	3
PHP/USD	06/15/2011	DUB	PHP	94,415	2,168	16
PHP/USD	06/15/2011	JPM	PHP	43,200	992	(8)
PHP/USD	06/15/2011	DUB	PHP	25,926	595	(5)
PHP/USD	06/15/2011	CIT	PHP	38,430	883	(17)
PHP/USD	06/15/2011	JPM	PHP	21,770	500	—
PHP/USD	06/15/2011	JPM	PHP	40,320	926	26
PHP/USD	06/15/2011	JPM	PHP	22,460	516	16
PHP/USD	06/15/2011	JPM	PHP	8,720	200	—
PHP/USD	11/15/2011	CIT	PHP	38,790	887	(13)
PHP/USD	11/15/2011	CIT	PHP	34,716	794	(6)
PHP/USD	11/15/2011	CIT	PHP	36,975	845	(5)
PHP/USD	11/15/2011	DUB	PHP	37,443	856	6
PHP/USD	11/15/2011	JPM	PHP	22,050	504	4
PHP/USD	11/15/2011	CIT	PHP	21,945	502	2
PHP/USD	11/15/2011	CIT	PHP	17,820	407	7
PHP/USD	11/15/2011	JPM	PHP	17,748	406	6
PHP/USD	11/15/2011	CIT	PHP	22,105	505	5
PHP/USD	11/15/2011	CIT	PHP	28,500	652	9
PHP/USD	11/15/2011	JPM	PHP	36,116	826	22
PHP/USD	11/15/2011	CIT	PHP	18,828	430	12
PHP/USD	03/15/2012	MSC	PHP	117,131	2,678	(12)
RUB/USD	04/01/2011	JPM	RUB	26,073	917	17
RUB/USD	07/01/2011	CGM	RUB	26,073	911	5
SEK/USD	05/05/2011	MSC	SEK	1,271	201	2
SGD/USD	06/09/2011	DUB	SGD	1,200	952	32
SGD/USD	06/09/2011	DUB	SGD	658	522	16
SGD/USD	06/09/2011	JPM	SGD	1,162	922	22
SGD/USD	06/09/2011	JPM	SGD	773	613	13
SGD/USD	06/09/2011	CIT	SGD	515	408	8
SGD/USD	06/09/2011	CIT	SGD	386	306	6
SGD/USD	06/09/2011	JPM	SGD	450	357	7
SGD/USD	06/09/2011	JPM	SGD	1,820	1,444	44
SGD/USD	06/09/2011	JPM	SGD	905	718	18
SGD/USD	06/09/2011	JPM	SGD	655	520	20
SGD/USD	06/09/2011	BOA	SGD	5,594	4,438	68
SGD/USD	09/09/2011	CIT	SGD	800	635	9
SGD/USD	09/09/2011	JPM	SGD	900	714	11
SGD/USD	09/09/2011	CIT	SGD	1,400	1,111	17
SGD/USD	09/09/2011	JPM	SGD	700	556	9
SGD/USD	09/09/2011	DUB	SGD	2,800	2,222	27
SGD/USD	09/09/2011	JPM	SGD	3,372	2,676	28
TWD/USD	04/06/2011	DUB	TWD	2,500	85	4
TWD/USD	04/06/2011	BOA	TWD	3,523	120	4
TWD/USD	04/06/2011	JPM	TWD	3,615	123	3
TWD/USD	01/11/2012	CIT	TWD	9,638	329	(7)
USD/AUD	04/29/2011	JPM	AUD	(93)	(96)	(3)
USD/BRL	04/04/2011	MSC	BRL	(83,706)	(51,270)	(1,087)
USD/EUR	04/19/2011	UBS	EUR	(48,689)	(68,983)	(3,346)
USD/EUR	04/19/2011	UBS	EUR	(6,181)	(8,757)	(326)
USD/EUR	04/19/2011	DUB	EUR	(1,313)	(1,860)	(73)
USD/EUR	04/19/2011	JPM	EUR	(89)	(126)	(2)
USD/EUR	04/19/2011	JPM	EUR	(3,941)	(5,584)	(117)
USD/EUR	04/19/2011	MSC	EUR	(4,982)	(7,059)	(17)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/GBP	06/13/2011	BOA	GBP	(6,108)	$(9,789)	$17
USD/GBP	06/13/2011	BOA	GBP	(4,908)	(7,866)	43
USD/IDR	04/15/2011	BOA	IDR	(46,379,400)	(5,317)	(1)
USD/JPY	04/14/2011	CIT	JPY	(410,784)	(4,939)	184
USD/JPY	04/18/2011	CIT	JPY	(394,675)	(4,745)	176
USD/JPY	04/25/2011	BOA	JPY	(13,110,000)	(157,629)	1,860
USD/JPY	06/13/2011	CIT	JPY	(50,000)	(601)	3
USD/PHP	04/15/2011	MSC	PHP	(117,131)	(2,697)	—
USD/RUB	04/01/2011	CGM	RUB	(26,073)	(917)	(5)
ZAR/USD	04/28/2011	JPM	ZAR	6,970	1,027	27
ZAR/USD	04/28/2011	MSC	ZAR	6,977	1,028	28
ZAR/USD	07/28/2011	JPM	ZAR	56,570	8,221	(48)
ZAR/USD	07/28/2011	CGM	ZAR	696	101	1
ZAR/USD	09/13/2011	MSC	ZAR	2,280	329	29
ZAR/USD	09/13/2011	UBS	ZAR	5,320	768	68

					$3,941	$4,129

JNL/T.Rowe Price Short-Term Bond Fund
CNY/USD	12/16/2011	JPM	CNY	55,585	$8,566	$30

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
BBP	6-Month EURIBOR	Receiving	4.09%	04/23/2040	EUR	4,450	$62
BBP	6-Month EURIBOR	Receiving	3.94%	05/12/2040	EUR	1,030	43
BBP	6-Month EURIBOR	Receiving	3.94%	05/14/2040	EUR	1,880	80
BBP	British Pound 6-Month LIBOR	Receiving	3.10%	07/25/2016	GBP	4,780	36
BBP	British Pound 6-Month LIBOR	Receiving	3.23%	07/25/2016	GBP	8,120	(4)
BBP	British Pound 6-Month LIBOR	Receiving	4.30%	07/25/2016	GBP	7,040	(95)
BBP	British Pound 6-Month LIBOR	Paying	4.03%	07/25/2021	GBP	13,830	105
BBP	British Pound 6-Month LIBOR	Paying	3.93%	07/25/2021	GBP	8,130	(26)
BBP	British Pound 6-Month LIBOR	Receiving	4.22%	07/25/2026	GBP	4,140	(9)
BOA	3-Month LIBOR	Receiving	1.63%	11/05/2014		46,700	978
BOA	3-Month LIBOR	Receiving	2.12%	11/23/2014		40,400	509
BOA	3-Month LIBOR	Paying	2.75%	11/05/2017		39,000	(1,680)
BOA	3-Month LIBOR	Paying	3.59%	11/23/2019		36,100	(1,045)
BOA	3-Month LIBOR	Receiving	3.57%	11/05/2022		10,700	660
BOA	3-Month LIBOR	Receiving	4.21%	11/23/2027		13,000	523
CIT	6-Month EURIBOR	Paying	2.10%	11/05/2015	EUR	6,250	(316)
CIT	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	11,960	151
CIT	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	4,850	66
CIT	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	8,775	(3)
CIT	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	4,250	(1)
CIT	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	3,530	(260)
CIT	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	1,760	(128)
CIT	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	2,725	(45)
CIT	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	1,325	(23)
CIT	6-Month EURIBOR	Receiving	4.12%	04/23/2040	EUR	4,460	33
CIT	6-Month EURIBOR	Receiving	4.04%	05/14/2040	EUR	2,920	63
CIT	British Pound 3-Month LIBOR	Paying	1.21%	03/16/2012	GBP	38,900	35
CIT	British Pound 6-Month LIBOR	Paying	1.75%	06/15/2014	GBP	7,150	(53)
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(8)
CST	6-Month EURIBOR	Receiving	3.21%	03/04/2014	EUR	45,100	186
CST	6-Month EURIBOR	Receiving	3.12%	03/18/2014	EUR	41,100	234
CST	6-Month EURIBOR	Paying	3.52%	03/04/2016	EUR	31,000	(188)
CST	6-Month EURIBOR	Paying	3.45%	03/18/2016	EUR	28,300	(266)
CST	6-Month EURIBOR	Receiving	3.88%	03/04/2020	EUR	7,200	59
CST	6-Month EURIBOR	Receiving	3.81%	03/18/2020	EUR	6,500	97
CST	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	13,390	68
CST	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	9,570	74
CST	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	6,590	56
CST	6-Month EURIBOR	Receiving	3.85%	04/23/2020	EUR	3,240	22
CST	6-Month EURIBOR	Paying	3.85%	04/23/2020	EUR	62,625	(461)
CST	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	4,040	(167)
CST	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	2,990	(105)
CST	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	2,020	(76)
CST	6-Month EURIBOR	Paying	3.60%	04/23/2040	EUR	990	(32)
CST	6-Month EURIBOR	Receiving	3.63%	08/06/2040	EUR	1,100	109
CST	British Pound 6-Month LIBOR	Paying	1.75%	06/15/2014	GBP	5,680	(71)
CST	British Pound 6-Month LIBOR	Paying	3.17%	02/08/2016	GBP	825	17
CST	British Pound 6-Month LIBOR	Paying	3.21%	02/15/2016	GBP	680	15
CST	British Pound 6-Month LIBOR	Paying	3.20%	02/16/2016	GBP	1,370	29
CST	British Pound 6-Month LIBOR	Paying	3.12%	02/18/2016	GBP	1,520	23
DUB	3-Month LIBOR	Receiving	1.65%	11/02/2014		94,600	1,941
DUB	3-Month LIBOR	Receiving	1.75%	06/15/2016		6,600	4
DUB	3-Month LIBOR	Paying	2.75%	11/02/2017		79,100	(3,396)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	393
DUB	3-Month LIBOR	Receiving	3.54%	11/02/2022		21,700	1,383
DUB	3-Month LIBOR	Receiving	3.09%	02/15/2026		8,300	850
DUB	3-Month New Zealand Bank Bill	Receiving	4.69%	02/14/2016	NZD	3,050	(31)
DUB	3-Month New Zealand Bank Bill	Receiving	4.69%	02/15/2016	NZD	650	(7)
DUB	3-Month New Zealand Bank Bill	Receiving	4.70%	02/18/2016	NZD	4,110	(43)
DUB	3-Month New Zealand Bank Bill	Receiving	4.68%	02/22/2016	NZD	3,380	(32)
DUB	6-Month EURIBOR	Receiving	2.96%	03/18/2014	EUR	38,700	304

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
DUB	6-Month EURIBOR	Paying	3.32%	03/18/2016	EUR	26,700	$(380)
DUB	6-Month EURIBOR	Receiving	2.25%	06/15/2016	EUR	1,290	44
DUB	6-Month EURIBOR	Receiving	3.71%	03/18/2020	EUR	6,100	141
DUB	British Pound 6-Month LIBOR	Paying	3.19%	02/11/2016	GBP	300	6
DUB	KRW 3-month CD Rate	Paying	3.87%	06/12/2011	KRW	1,400,000	1
DUB	KRW 3-month CD Rate	Paying	3.69%	06/26/2011	KRW	7,020,000	3
DUB	KRW 3-month CD Rate	Paying	3.62%	07/06/2011	KRW	2,923,122	8
DUB	KRW 3-month CD Rate	Paying	3.63%	07/07/2011	KRW	4,883,824	13
JPM	3-Month LIBOR	Paying	1.75%	06/15/2016		1,200	19
JPM	3-Month LIBOR	Receiving	1.75%	06/15/2016		8,700	2
JPM	3-Month LIBOR	Paying	2.25%	06/15/2018		11,800	178
JPM	3-Month LIBOR	Paying	2.75%	06/15/2021		10,900	63
JPM	3-Month LIBOR	Paying	2.75%	06/15/2021		2,600	66
JPM	6-Month EURIBOR	Receiving	3.54%	08/07/2040	EUR	1,030	119
JPM	6-Month EURIBOR	Receiving	3.42%	08/10/2040	EUR	2,070	288
JPM	British Pound 6-Month LIBOR	Paying	1.75%	06/15/2014	GBP	1,440	(32)
JPM	KRW 3-month CD Rate	Paying	3.90%	06/15/2011	KRW	2,300,000	3
JPM	KRW 3-month CD Rate	Paying	3.72%	06/22/2011	KRW	6,700,000	4
JPM	KRW 3-month CD Rate	Paying	3.66%	07/08/2011	KRW	2,322,820	6
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.14%	11/03/2015	CAD	7,080	191
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.11%	11/04/2015	CAD	10,730	303
RBC	6-Month EURIBOR	Paying	2.12%	11/08/2015	EUR	9,430	(467)
RBC	British Pound 6-Month LIBOR	Paying	3.20%	02/09/2016	GBP	700	15
RBC	British Pound 6-Month LIBOR	Paying	3.18%	02/10/2016	GBP	700	14
STA	3-Month New Zealand Bank Bill	Receiving	4.64%	02/11/2016	NZD	1,625	(14)
STA	British Bankers’ Association Yen 6-Month LIBOR	Paying	0.47%	02/06/2013	JPY	3,560,000	22
STA	British Bankers’ Association Yen 6-Month LIBOR	Receiving	0.63%	02/06/2015	JPY	2,365,000	(65)
STA	British Bankers’ Association Yen 6-Month LIBOR	Paying	1.13%	02/06/2019	JPY	511,000	21

							$1,209

JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	6-Month Poland Warsaw Interbank Rate	Paying	5.61%	03/29/2016	PLN	56,000	$(41)
CIT	6-Month Sinacofi Chile Interbank Rate	Paying	5.24%	12/15/2014	CLP	3,000,000	(142)
DUB	3-Month South Aftrica Johannesburg Interbank Rate	Paying	8.47%	03/28/2021	ZAR	161,000	49
DUB	3-Month South Aftrica Johannesburg Interbank Rate	Paying	8.45%	03/29/2021	ZAR	116,000	11
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	2.65%	03/19/2012	CLP	6,000,000	(334)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.03%	07/29/2012	CLP	12,050,000	(485)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.19%	08/20/2012	CLP	4,300,000	(183)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.15%	08/20/2012	CLP	2,900,000	(127)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.12%	09/04/2012	CLP	6,733,000	(290)
DUB	90 Day Taiwan Secondary Commerical Paper	Receiving	1.63%	01/28/2016	TWD	260,000	(40)
DUB	Mexican Interbank Rate	Paying	7.86%	03/16/2021	MXN	170,700	525
JPM	90 Day Taiwan Secondary Commerical Paper	Receiving	2.07%	01/26/2021	TWD	155,000	(46)

							$(1,103)

JNL/PIMCO Real Return Fund
BCL	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$(7)
DUB	3-Month LIBOR	Receiving	4.25%	06/15/2041		15,200	(335)
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	18
JPM	Brazil Interbank Deposit Rate	Paying	11.25%	01/02/2012	BRL	6,000	(22)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	102
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	170
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	481
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	84
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	4,300	16
MSS	Brazil Interbank Deposit Rate	Paying	11.60%	01/02/2012	BRL	50,000	515
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	24
UBS	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	339

							$1,385

JNL/PIMCO Total Return Bond Fund
BCL	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	$2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
BNP	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,000	$(31)
BOA	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,500	46
BOA	3-Month LIBOR	Receiving	3.50%	06/15/2021		4,800	(88)
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		9,000	74
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		36,500	(129)
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,200	(36)
CIT	3-Month LIBOR	Receiving	3.50%	06/15/2021		2,000	(31)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		24,300	(79)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,000	(14)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		2,200	(61)
CIT	3-Month LIBOR	Receiving	4.25%	06/15/2041		1,200	(38)
CST	6-Month EURIBOR	Paying	2.50%	09/21/2013	EUR	12,100	(33)
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	6
DUB	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	20,700	(23)
DUB	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(2)
DUB	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,900	(72)
DUB	3-Month LIBOR	Receiving	3.50%	06/15/2021		4,300	(65)
GSB	Brazil Interbank Deposit Rate	Paying	10.84%	01/02/2012	BRL	12,900	59
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
HSB	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	2
JPM	3-Month LIBOR	Receiving	3.50%	06/15/2021		3,900	52
JPM	3-Month LIBOR	Receiving	4.25%	06/15/2041		900	(28)
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	(14)
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	(12)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	102
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	174
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	7
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	16
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	13
JPM	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	73,400	88
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	15,000	58
MLC	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	92
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	239
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	30
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	12
MLC	Brazil Interbank Deposit Rate	Paying	11.14%	01/02/2012	BRL	73,100	633
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	2,000	8
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	4,600	20
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	71
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	10
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	3
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	(16)
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	(4)
MSS	3-Month LIBOR	Receiving	3.50%	06/15/2021		1,400	(19)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		6,100	107
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		30,200	60
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		12,700	98
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		27,500	(399)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		40,400	(71)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		36,700	(120)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		4,000	(66)
MSS	6-Month EURIBOR	Paying	2.50%	09/21/2013	EUR	9,200	7
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	3,700	12
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	27,600	84
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	38,000	108
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	23
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	619
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	95
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	(43)
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	(69)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
MSS	Mexican Interbank Rate	Paying	6.50%	03/05/2013	MXN	11,300	$—
STA	3-Month LIBOR	Receiving	3.50%	06/15/2021		4,300	(60)
STA	3-Month LIBOR	Receiving	4.25%	06/15/2041		2,100	(52)
STA	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(62)
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	18
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	9

							$1,354

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[6]	Expiration Date	Notional Amount[1,5]	Value	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection[2]
DUB	Metlife Inc., 5.00%, 06/15/2015	1.24%	1.00%	03/20/2015	$(2,000)	$(18)	$47
DUB	Metlife Inc., 5.00%, 06/15/2015	1.37%	1.00%	09/20/2015	(1,000)	(16)	39
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	1.17%	1.00%	06/20/2015	(825)	(5)	39

					$(3,825)	$(39)	$125

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection[2]
DUB	American International Group Inc., 6.25%, 05/01/2036	1.04%	5.00%	12/20/2013	$(8,300)	$879	$1,389
CIT	CDX.EM-14	2.00%	5.00%	12/20/2015	(400)	52	—
DUB	CDX.EM-14	2.00%	5.00%	12/20/2015	(3,800)	494	(41)
MSS	CDX.EM-14	2.00%	5.00%	12/20/2015	(27,700)	3,603	(190)
STA	CDX.EM-14	2.00%	5.00%	12/20/2015	(2,800)	364	(15)
BNP	CDX.NA.IG.15	0.84%	1.00%	12/20/2015	(2,800)	20	(5)
BOA	CDX.NA.IG.16	0.96%	1.00%	06/20/2016	(3,100)	6	(1)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.47%	1.00%	06/20/2020	(4,200)	(154)	(26)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.97%	1.00%	06/20/2015	(1,600)	2	17
BOA	French Republic, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2015	(2,800)	(42)	4
BOA	French Republic, 4.25%, 04/25/2019	0.69%	0.25%	12/20/2015	(3,900)	(78)	24
BOA	French Republic, 4.25%, 04/25/2019	0.69%	0.25%	12/20/2015	(2,800)	(56)	(2)
CIT	French Republic, 4.25%, 04/25/2019	0.69%	0.25%	12/20/2015	(1,800)	(36)	11
DUB	French Republic, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2015	(1,100)	(17)	15
JPM	French Republic, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2015	(1,700)	(26)	27
JPM	French Republic, 4.25%, 04/25/2019	0.69%	0.25%	12/20/2015	(1,100)	(22)	(1)
DUB	ING N.V., 4.00%, 09/18/2013	1.03%	1.40%	06/20/2011	(2,700)	3	5
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.93%	1.00%	12/20/2015	(1,600)	5	(27)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.93%	1.00%	12/20/2015	(4,800)	15	(92)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	1.00%	1.00%	06/20/2016	(8,500)	1	4
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.93%	1.00%	12/20/2015	(1,700)	6	(28)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.93%	1.00%	12/20/2015	(1,600)	5	(26)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.78%	1.00%	09/20/2012	(500)	2	6
BOA	Republic of Italy, 6.88%, 09/27/2023	0.34%	1.00%	06/20/2011	(300)	—	2
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	06/20/2015	(2,900)	65	34
CST	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.51%	1.00%	12/20/2015	(4,500)	100	(4)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	06/20/2015	(1,100)	25	19
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	06/20/2015	(2,700)	61	39
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.51%	1.00%	12/20/2015	(1,700)	38	(1)

					$(104,500)	$5,315	$1,137

Credit default swap agreements - purchase protection[3]
CIT	GATX Corp., 5.80%, 03/01/2016	n/a	1.07%	03/20/2016	$1,000	$26 $	25
BNP	International Lease Finance Corporation, 6.63%, 11/15/2013	n/a	1.60%	12/20/2013	500	13	13
DUB	Knight, 6.50%, 09/01/2012	n/a	1.00%	03/20/2016	2,000	50	(26)
MSC	Knight, 6.50%, 09/01/2012	n/a	1.00%	03/20/2016	3,000	74	(41)
DUB	Macy’s Corp., 7.45%, 07/15/2017	n/a	2.10%	09/20/2017	1,000	(24)	(25)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	n/a	0.60%	09/20/2015	1,000	13	13
JPM	Pearson, 5.70%, 06/01/2014	n/a	0.83%	06/20/2014	1,000	(13)	(13)
BCL	REXAM PLC, 6.75%, 06/01/2013	n/a	1.45%	06/20/2013	700	(14)	(14)
DUB	Seagate Technology HDD Holdings, 6.80%, 10/01/2016	n/a	1.00%	12/20/2011	5,000	(26)	(56)

					$15,200	$99 $	(124)

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection[2]
DUB	CDX.EM-12	1.90%	5.00%	12/20/2014	$(1,500)	$164 $	34
DUB	CDX.EM-13	1.96%	5.00%	06/20/2015	(12,500)	1,491	56
MSS	CDX.EM.13	1.96%	5.00%	06/20/2015	(4,100)	489	38
BOA	CDX.EM.14	2.00%	5.00%	12/20/2015	(5,000)	650	(72)
CIT	CDX.EM.14	2.00%	5.00%	12/20/2015	(15,300)	1,990	40
DUB	CDX.EM.14	2.00%	5.00%	12/20/2015	(26,400)	3,433	67
JPM	CDX.EM.14	2.00%	5.00%	12/20/2015	(1,700)	221	7
MSS	CDX.EM.14	2.00%	5.00%	12/20/2015	(3,300)	429	33
STA	CDX.EM.14	2.00%	5.00%	12/20/2015	(2,000)	260	(6)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received Pay Rate[6]	Expiration Date	Notional Amount[1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection[2] (continued)
DUB	CDX.EM.15	2.06%	5.00%	06/20/2016	$(6,500)	$902	$22
CIT	CDX.HY-8 35-100%	0.04%	0.36%	06/20/2012	(4,815)	19	20
CIT	CDX.HY-8 35-100%	0.04%	0.40%	06/20/2012	(963)	4	4
DUB	CDX.HY.15	4.17%	5.00%	12/20/2015	(17,800)	590	191
DUB	CDX.IG-10 30-100%	0.08%	0.53%	06/20/2013	(1,350)	14	14
GSI	CDX.IG-10 30-100%	0.08%	0.46%	06/20/2013	(1,736)	15	15
DUB	CDX.IG-9 30-100%	0.06%	0.71%	12/20/2012	(7,137)	81	82
GSI	CDX.IG-9 30-100%	0.37%	0.55%	12/20/2017	(1,447)	15	16
JPM	CDX.NA.HY.15	4.17%	5.00%	12/20/2015	(5,600)	186	18
BOA	CDX.NA.IG.15	0.84%	1.00%	12/20/2015	(27,100)	195	35
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.08%	1.00%	03/20/2016	(16,300)	(62)	(19)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.97%	1.00%	06/20/2015	(2,000)	3	21
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.97%	1.00%	06/20/2015	(500)	1	5
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.08%	1.00%	03/20/2016	(9,100)	(35)	(10)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.01%	1.00%	09/20/2015	(2,000)	(1)	16
MLI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.10%	1.95%	04/20/2016	(100)	4	5
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.97%	1.00%	06/20/2015	(600)	1	6
STA	Federated Republic of Brazil, 12.25%, 03/06/2030	1.01%	1.00%	09/20/2015	(1,000)	—	7
MSS	French Republic, 4.25%, 04/25/2019	0.72%	0.25%	03/20/2016	(1,000)	(22)	11
STA	French Republic, 4.25%, 04/25/2019	0.69%	0.25%	12/20/2015	(2,400)	(48)	(1)
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.08%	1.00%	12/20/2015	(2,400)	(8)	33
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.08%	1.00%	12/20/2015	(2,400)	(9)	35
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	5.00%	06/20/2011	(1,000)	11	22
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.73%	4.80%	12/20/2013	(600)	66	66
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.73%	4.33%	12/20/2013	(800)	77	79
DUB	General Electric Capital Corp., 6.00%, 06/15/2012	0.32%	0.80%	06/20/2011	(3,700)	4	5
DUB	General Electric Capital Corp., 6.00%, 06/15/2012	0.32%	1.50%	09/20/2011	(300)	2	2
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.73%	4.90%	12/20/2013	(1,100)	124	125
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.13%	1.00%	03/20/2016	(100)	(1)	5
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	1.00%	09/20/2011	(1,300)	4	12
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.97%	1.00%	03/20/2016	(1,400)	2	(11)
CIT	Kazakhstan	1.37%	1.00%	03/20/2016	(500)	(9)	5
DUB	Kazakhstan	1.37%	1.00%	03/20/2016	(500)	(9)	6
BOA	Kingdom of Spain, 5.50%, 07/30/2017	2.31%	1.00%	03/20/2016	(800)	(47)	4
BOA	Kingdom of Spain, 5.50%, 07/30/2017	2.31%	1.00%	03/20/2016	(19,900)	(1,159)	121
BNP	Merrill Lynch & Co., 5.00%, 01/15/2015	0.29%	1.00%	09/20/2011	(1,900)	7	8
BOA	Metlife Inc., 5.00%, 06/15/2015	1.49%	1.00%	03/20/2016	(7,100)	(160)	3
DUB	Metlife Inc., 5.00%, 06/15/2015	1.69%	1.00%	03/20/2018	(7,100)	(296)	93
JPM	Metlife Inc., 5.00%, 06/15/2015	1.49%	1.00%	03/20/2016	(4,800)	(108)	4
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.68%	1.00%	03/20/2016	(300)	5	1
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.58%	1.00%	06/20/2015	(1,000)	17	2
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.58%	1.00%	06/20/2015	(2,800)	48	7
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.22%	1.00%	09/20/2015	(500)	(5)	6
MSC	Republic of Panama, 8.88%, 09/30/2027	0.27%	0.75%	01/20/2012	(200)	1	1
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.39%	0.25%	03/20/2016	(6,600)	(61)	27
STA	U.S. Treasury Bond, 4.88%, 08/15/2016	0.35%	0.25%	09/20/2015	(11,100)	(68)	82
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.40%	1.00%	12/20/2014	(700)	15	10
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	06/20/2015	(4,900)	111	59
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.54%	1.00%	03/20/2016	(900)	20	1
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.40%	1.00%	12/20/2014	(200)	4	3
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.43%	1.00%	03/20/2015	(1,000)	22	17
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.43%	1.00%	03/20/2015	(2,100)	47	37
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	06/20/2015	(7,900)	178	95
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.51%	1.00%	12/20/2015	(1,000)	22	(1)
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.40%	1.00%	12/20/2014	(300)	7	5
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.45%	1.00%	06/20/2015	(4,900)	111	59
BOA	United Mexican States, 7.50%, 04/08/2033	0.96%	1.00%	09/20/2015	(300)	1	4
CIT	United Mexican States, 7.50%, 04/08/2033	0.96%	1.00%	09/20/2015	(700)	1	10
DUB	United Mexican States, 7.50%, 04/08/2033	0.89%	1.00%	03/20/2015	(3,600)	15	81
DUB	United Mexican States, 7.50%, 04/08/2033	1.02%	1.00%	03/20/2016	(25,400)	(25)	80

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received / Pay Rate[6]	Expiration Date	Notional Amount[1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection [2] (continued)
JPM	United Mexican States, 7.50%, 04/08/2033	1.02%	0.92%	03/20/2016	$(500)	$(2)	$(2)

					$(315,848)	$9,944	$1,856

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Schedule of Total Return Swap Agreements

Counterparty	Reference Entity	Paying/ Receiving Reference Entity Total Return	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Titulos de Tesoreria bond, 4.75%, 02/23/2023	Corrrmin Index	04/11/2011	COP	29,500	$27
DUB	Titulos de Tesoreria bond, 4.75%, 02/23/2023	Corrrmin Index	04/15/2011	COP	29,900	25
DUB	Titulos de Tesoreria bond, 4.75%, 02/23/2023	Corrrmin Index	04/28/2011	COP	23,500	(5)

						$47

[1]	Notional amount is stated in USD unless otherwise noted.
[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[4]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6]	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

Counterparty	Abbreviations
BANCAMERICA SECURITIES/BANK OF AMERICA NA	BOA
BARCLAYS CAPITAL INC.	BCL
BARCLAYS BANK PLC	BBP
BNP PARIBAS SECURITIES	BNP
BNY CAPITAL MARKETS	BNY
CITIBANK, INC.	CIT
CITICORP SECURITIES, INC.	CCI
CITIGROUP GLOBAL MARKETS(FRMRLY SALOMON)	CGM
CREDIT SUISSE INTERNATIONAL	CST
CREDIT SUISSE SECURITIES, LLC	CSI
DEUTSCHE BANK ALEX BROWN INC.	DUB
GOLDMAN SACHS & CO.	GSC
GOLDMAN SACHS BANK USA	GSB
GOLDMAN SACHS INTERNATIONAL	GSI
HSBC SECURITIES, INC.	HSB
J.P. MORGAN	JPM
J.P. MORGAN SECURITIES, INC.	JPM
MERRILL LYNCH CAPITAL SERVICES	MLC
MERRILL LYNCH INTERNATIONAL	MLI
MERRILL LYNCH PROFESSIONAL CLEARING CORP	MLP
MERRILL LYNCH, PIERCE, FENNER, & SMITH	MLP
MORGAN STANLEY & CO., INCORPORATED	MSC
MORGAN STANLEY CAPITAL SERVICES INC.	MSS
NOMURA SECURITIES INTERNATIONAL, INC.	NSI
ROYAL BANK OF CANADA	RBC
ROYAL BANK OF SCOTLAND	RBS
STATE STREET BROKERAGE SERVICES, INC.	SSB
UBS SECURITIES LLC	UBS
UBS AG STAMFORD	STA
WESTPAC BANKING CORPORATION	WBC

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for options contracts, futures contracts and forwards contracts or segregated for securities sold short, swap agreements and delayed delivery securities:

	Options Contracts	Futures Contracts		Master	Securities Sold Short	Swap Agreements		Delayed Delivery	Total Pledged or Segregated
	Pledged Securities	Pledged Cash	Pledged Securities	Forwards Securities	Segregated Securities	Segregated Cash	Segregated Securities	Segregated Securities	Cash and Securities
JNL/Goldman Sachs Core Plus Bond Fund	$—	$—	$2,806	$—	$—	$3,570	$—	$—	$6,376
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	—	—	—	2,150	—	—	2,150
JNL/Goldman Sachs U.S. Equity Flex Fund	—	—	—	—	125,951	—	—	—	125,951
JNL/Ivy Asset Strategy Fund	517	—	—	3,375	—	—	—	—	3,892
JNL/Mellon Capital Management S&P 500 Index Fund	—	—	4,285	—	—	—	—	—	4,284
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	—	—	2,160	—	—	—	—	—	2,160
JNL/Mellon Capital Management Small Cap Index Fund	—	—	660	—	—	—	—	—	660
JNL/Mellon Capital Management International Index Fund	—	—	1,940	—	—	—	—	—	1,940
JNL/Mellon Capital Management Global Alpha Fund	—	—	22,467	—	—	—	—	—	22,467
JNL/Select Balanced Fund	—	91	—	—	—	—	—	—	91
JNL/PIMCO Real Return Fund	—	—	1,705	—	—	—	2,449	440	4,594
JNL/PIMCO Total Return Bond Fund	—	—	11,025	—	—	—	3,054	—	14,079
JNL/T. Rowe Short Term Bond Fund	—	—	251	—	—	—	—	—	251
Federal Income Tax Matters - As of March 31, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$220,002	$16,896	$(137)	$16,759
JNL/American Funds Global Bond Fund	151,679	2,015	(1,247)	768
JNL/American Funds Global Small Capitalization Fund	96,703	8,043	(85)	7,958
JNL/American Funds Growth-Income Fund	239,038	21,070	(90)	20,980
JNL/American Funds International Fund	133,323	10,795	(14)	10,781
JNL/American Funds New World Fund	164,749	10,481	(13)	10,468
JNL Institutional Alt 20 Fund	641,576	72,417	(2,174)	70,243
JNL Institutional Alt 35 Fund	968,681	113,413	(2,387)	111,026
JNL Institutional Alt 50 Fund	1,185,554	138,431	(2,724)	135,707
JNL Institutional Alt 65 Fund	820,017	91,842	(1,573)	90,269
JNL/BlackRock Commodity Securities Fund	998,061	202,793	(3,106)	199,687
JNL/BlackRock Global Allocation Fund	291,592	9,271	—	9,271
JNL/Capital Guardian Global Balanced Fund	351,610	52,098	(6,844)	45,254
JNL/Capital Guardian Global Diversified Research Fund	276,597	66,683	(7,409)	59,274
JNL/Capital Guardian U.S. Growth Equity Fund	451,834	94,269	(7,776)	86,493
JNL/Eagle Core Equity Fund	198,040	34,394	(3,471)	30,923
JNL/Eagle SmallCap Equity Fund	620,792	188,623	(11,406)	177,217
JNL/Franklin Templeton Founding Strategy Fund	1,168,189	27,595	(84,039)	(56,444)
JNL/Franklin Templeton Global Growth Fund	523,474	74,103	(60,852)	13,251
JNL/Franklin Templeton Income Fund	1,316,652	109,153	(58,690)	50,463
JNL/Franklin Templeton International Small Cap Growth Fund	229,833	25,379	(3,633)	21,746
JNL/Franklin Templeton Mutual Shares Fund	626,759	75,995	(29,959)	46,036
JNL/Franklin Templeton Small Cap Value Fund	362,923	82,897	(15,927)	66,970
JNL/Goldman Sachs Core Plus Bond Fund	1,145,352	27,250	(33,800)	(6,550)
JNL/Goldman Sachs Emerging Markets Debt Fund	775,388	30,855	(5,198)	25,657
JNL/Goldman Sachs Mid Cap Value Fund	681,797	80,484	(6,705)	73,779
JNL/Goldman Sachs U.S. Equity Flex Fund	143,131	16,631	(1,807)	14,824
JNL/Invesco Global Real Estate Fund	675,709	38,190	(11,137)	27,053

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Invesco International Growth Fund	583,768	101,548	(15,990)	85,558
JNL/Invesco Large Cap Growth Fund	921,813	177,954	(9,617)	168,337
JNL/Invesco Small Cap Growth Fund	178,006	47,306	(2,511)	44,795
JNL/Ivy Asset Strategy Fund	1,112,435	203,229	(14,868)	188,361
JNL/JPMorgan International Value Fund	668,429	88,332	(25,223)	63,109
JNL/JPMorgan Mid Cap Growth Fund	238,074	58,553	(5,069)	53,484
JNL/JPMorgan U.S. Government & Quality Bond Fund	916,686	41,768	(8,054)	33,714
JNL/Lazard Emerging Markets Fund	1,264,072	216,100	(49,527)	166,573
JNL/Lazard Mid Cap Equity Fund	203,212	36,420	(2,152)	34,268
JNL/M&G Global Basics Fund	249,432	46,042	(2,799)	43,243
JNL/M&G Global Leaders Fund	32,642	4,622	(602)	4,020
JNL/Mellon Capital Management 10 x 10 Fund	264,417	27,558	(9,751)	17,807
JNL/Mellon Capital Management Index 5 Fund	334,168	59,215	(549)	58,666
JNL/Mellon Capital Management European 30 Fund	23,744	907	(938)	(31)
JNL/Mellon Capital Management Pacific Rim 30 Fund	44,268	1,274	(2,153)	(879)
JNL/Mellon Capital Management S&P 500 Index Fund	1,316,165	330,658	(110,923)	219,735
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	694,066	183,165	(48,796)	134,369
JNL/Mellon Capital Management Small Cap Index Fund	708,434	238,141	(70,847)	167,294
JNL/Mellon Capital Management International Index Fund	1,247,566	199,007	(129,284)	69,723
JNL/Mellon Capital Management Bond Index Fund	1,496,663	30,195	(9,373)	20,822
JNL/Mellon Capital Management Global Alpha Fund	439,876	—	(1)	(1)
JNL/Oppenheimer Global Growth Fund	518,607	80,684	(20,207)	60,477
JNL/PAM Asia ex-Japan Fund	133,573	18,372	(7,466)	10,906
JNL/PAM China-India Fund	349,066	63,050	(15,175)	47,875
JNL/PIMCO Real Return Fund	2,927,060	16,658	(29,722)	(13,064)
JNL/PIMCO Total Return Bond Fund	3,883,366	93,985	(36,650)	57,335
JNL/PPM America Floating Rate Income Fund	391,782	1,216	(1,952)	(736)
JNL/PPM America High Yield Bond Fund	1,370,062	84,955	(11,642)	73,313
JNL/PPM America Mid Cap Value Fund	146,309	19,344	(1,349)	17,995
JNL/PPM America Small Cap Value Fund	90,653	12,828	(1,447)	11,381
JNL/PPM America Value Equity Fund	$114,243	$20,788	$(2,742)	$18,046
JNL/Red Rocks Listed Private Equity Fund	688,506	70,496	(5,252)	65,244
JNL/S&P Managed Conservative Fund	1,002,964	49,386	(15,198)	34,188
JNL/S&P Managed Moderate Fund	1,734,713	140,091	(29,691)	110,400
JNL/S&P Managed Moderate Growth Fund	3,024,729	307,048	(83,409)	223,639
JNL/S&P Managed Growth Fund	2,193,590	282,894	(70,800)	212,094
JNL/S&P Managed Aggressive Growth Fund	824,123	90,013	(33,220)	56,793
JNL/S&P Disciplined Moderate Fund	359,724	31,678	(212)	31,466
JNL/S&P Disciplined Moderate Growth Fund	389,343	49,357	(241)	49,116
JNL/S&P Disciplined Growth Fund	141,948	16,007	(70)	15,937
JNL/S&P Competitive Advantage Fund	299,612	37,614	(8,870)	28,744
JNL/S&P Dividend Income & Growth Fund	457,720	64,727	(3,550)	61,177
JNL/S&P Intrinsic Value Fund	350,651	37,267	(5,568)	31,699
JNL/S&P Total Yield Fund	302,223	29,942	(8,859)	21,083
JNL/S&P 4 Fund	739,962	182,452	(328)	182,124
JNL/Select Balanced Fund	1,444,148	167,593	(20,591)	147,002
JNL/Select Money Market Fund	704,434	3	(3)	—
JNL/Select Value Fund	1,099,752	227,868	(33,687)	194,181
JNL/T.Rowe Price Established Growth Fund	1,435,631	402,444	(12,813)	389,631
JNL/T.Rowe Price Mid-Cap Growth Fund	1,378,314	421,756	(22,261)	399,495
JNL/T.Rowe Price Short-Term Bond Fund	1,033,096	10,502	(3,159)	7,343
JNL/T.Rowe Price Value Fund	1,175,304	226,277	(35,866)	190,411

Subsequent Events - At a meeting held February 28, 2011, the Board voted to approve changing the name of JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund to JNL/WMC Balanced Fund, JNL/WMC Money Market Fund and JNL/WMC Value Fund, respectively, effective May 1, 2011. At the same meeting, the Board voted to approve adding Mellon Capital Management Corporation as a co-sub-adviser for the JNL/T. Rowe Price Mid-Cap Growth Fund effective May 1, 2011.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/S/ MARK D. NERUD
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ MARK D. NERUD
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2011

By:	/S/ DANIEL W. KOORS
Daniel W. Koors
Principal Financial Officer

Date:	May 27, 2011

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.